UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last Day of February

Date of reporting period: March 1, 2021 through February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Annual Report

J.P. Morgan Money Market Funds

February 28, 2022

JPMorgan Prime Money Market Fund

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.

You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 5, 2022 (Unaudited)

Dear Shareholders,

Financial markets delivered a mixed performance amid low interest rates, surging inflationary pressure and fresh waves of pandemic resurgence during the twelve months ended February 28, 2022. While the U.S. Federal Reserve (the “Fed”) maintained historically low interest rates throughout the period, it began to taper off its monthly asset purchases in November 2021 and indicated it would raise interest rates in 2022 in response to strong job growth and persistent inflation.

“Amid global market uncertainties, JPMorgan Global Liquidity will continue to apply our global expertise and resources in seeking to provide investors with quality short-term fixed income solutions.” —John T. Donohue

Within fixed income markets, only high yield bonds (also known as “junk bonds”) and lower rated investment grade bonds provided positive returns as investors largely sought higher returns in equity markets. Money market mutual funds generally benefitted from investor demand for short-term fixed income securities as nominal interest rates began to rise in the second half of the period.

Looking ahead, we believe the U.S. economy is likely to maintain its momentum as the pandemic recedes and consumers spend more of their accumulated savings and household wealth on goods and services. Meanwhile, a tight U.S. labor market, rising wages and surging inflation prompted the Fed in March 2022 to raise interest rates for the first time since December 2018 and to signal up to six more rate increases this year, which is expected to bring the central bank’s policy rate to 2.5%.

Notably, Russia’s military invasion of Ukraine has jolted the energy sector and weighed on global financial markets, though it has had a limited impact on short-term debt markets. The duration and scope of the conflict will be a key factor in investment outcomes in 2022 and beyond. We believe the best defense for investors is a diversified portfolio, a patient approach to long-term investments and a focus on valuations and fundamentals.

Amid global market uncertainties, JPMorgan Global Liquidity will continue to apply our global expertise and resources in seeking to provide investors with quality short-term fixed income solutions. On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our product.

Sincerely yours,

John T. Donohue

CEO Asset Management Americas & Head of Global Liquidity

J.P. Morgan Asset Management

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of February 28, 2022	$69.6 Billion
Weighted Average Maturity^	22 calendar days
Weighted Average Life^^	44 calendar days

MATURITY SCHEDULE*^
1 calendar day	49.8%
2–7 calendar days	18.2
8–30 calendar days	7.5
31–60 calendar days	9.1
61–90 calendar days	7.9
91–180 calendar days	6.4
181+ calendar days	1.1

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Academy Shares	0.07%
Agency Shares	0.01
Capital Shares	0.07
Class C Shares	0.01
Empower Shares	0.07
IM Shares	0.07
Institutional Class Shares	0.05
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.02)%, (0.12)%, (0.02)%, (5.97)%, (0.02)%, 0.03%, (0.07)%, (0.33)%, (0.27)% and (0.52)% for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan Institutional Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of February 28, 2022	$1.3 Billion
Weighted Average Maturity^	22 calendar days
Weighted Average Life^^	22 calendar days

MATURITY SCHEDULE**^
1 calendar day	22.7%
2–7 calendar days	47.1
8–30 calendar days	11.0
31–60 calendar days	5.7
61–90 calendar days	3.5
91–180 calendar days	10.0

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Agency Shares	0.01%
Capital Shares	0.02
IM Shares	0.04
Institutional Class Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.28)%, (0.04)%, (0.01)% and (0.10)% for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Securities Lending Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of February 28, 2022	$1.9 Billion
Weighted Average Maturity^	35 calendar days
Weighted Average Life^^	66 calendar days

MATURITY SCHEDULE*^
1 calendar day	55.2%
2–7 calendar days	12.8
8–30 calendar days	4.6
31–60 calendar days	3.7
61–90 calendar days	8.3
91–180 calendar days	8.0
181+ calendar days	7.4

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Agency SL Shares	0.09%

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 28, 2022.
(1)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been (0.01)% for Agency SL Shares.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Class C, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2022	$6.3 Billion
Weighted Average Maturity^^	25 calendar days
Weighted Average Life^^^	49 calendar days

MATURITY SCHEDULE*^^
1 calendar day	47.3%
2–7 calendar days	20.1
8–30 calendar days	6.7
31–60 calendar days	10.5
61–90 calendar days	4.8
91–180 calendar days	8.6
181+ calendar days	2.0

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Agency Shares	0.01%
Capital Shares	0.04
Class C Shares	0.01
Institutional Class Shares	0.02
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Agency Shares, Capital Shares, Class C Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.13)%, (0.03)%, (0.98)%, (0.08)%, (0.33)%, (0.43)%, (0.28)% and (0.53)% for Agency Shares, Capital Shares, Class C Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan U.S. Government Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2022	$244.7 Billion
Weighted Average Maturity^	13 calendar days
Weighted Average Life^^	57 calendar days

MATURITY SCHEDULE*^
1 calendar day	74.3%
2–7 calendar days	8.7
8–30 calendar days	3.5
31–60 calendar days	3.6
61–90 calendar days	7.0
91–180 calendar days	1.8
181+ calendar days	1.1

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Academy Shares	0.03%
Agency Shares	0.01
Capital Shares	0.03
E*Trade Shares	0.01
Empower Shares	0.03
IM Shares	0.03
Institutional Class Shares	0.01
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.01
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.12)%, (0.22)%, (0.12)%, (0.97)%, (0.12)%, (0.07)%, (0.17)%, (0.42)%, (0.52)%, (0.37)%, (0.62)% and (0.97)% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2022	$22.9 Billion
Weighted Average Maturity^	31 calendar days
Weighted Average Life^^	48 calendar days

MATURITY SCHEDULE*^
1 calendar day	68.5%
2–7 calendar days	3.4
31–60 calendar days	6.7
61–90 calendar days	10.5
91–180 calendar days	3.9
181+ calendar days	7.0

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Academy Shares	0.01%
Agency Shares	0.01
Capital Shares	0.01
Class C Shares	0.00
Empower Shares	0.01
IM Shares	0.02
Institutional Class Shares	0.01
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.01
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.09)%, (0.19)%, (0.09)%, (1.04)%, (0.11)%, (0.03)%, (0.14)%, (0.39)%, (0.49)%, (0.34)%, and (0.59)% for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Federal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier Shares
Net Assets as of February 28, 2022	$1.7 Billion
Weighted Average Maturity^	25 calendar days
Weighted Average Life^^	49 calendar days

MATURITY SCHEDULE*^
1 calendar day	7.6%
2-7 calendar days	6.0
8–30 calendar days	54.8
31–60 calendar days	27.1
91–180 calendar days	4.5

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.00
Premier Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.29)%, (0.24)%, (0.59)% and (0.44)% for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2022	$91.8 Billion
Weighted Average Maturity^	34 calendar days
Weighted Average Life^^	62 calendar days

MATURITY SCHEDULE*^
1 calendar day	7.8%
2–7 calendar days	0.1
8–30 calendar days	42.5
31–60 calendar days	36.1
61–90 calendar days	8.0
91–180 calendar days	5.5

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Academy Shares	0.01%
Agency Shares	0.01
Capital Shares	0.01
Empower Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.00
Premier Shares	0.01
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.07)%, (0.17)%, (0.07)%, (0.10)%, (0.02)%, (0.12)%, (0.47)%, (0.32)%, and (0.57)% for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2022	$7.6 Billion
Weighted Average Maturity^	19 calendar days
Weighted Average Life^^	19 calendar days

MATURITY SCHEDULE**^
1 calendar day	6.4%
2-7 calendar days	63.8
8–30 calendar days	14.4
31–60 calendar days	4.9
61–90 calendar days	3.2
91–180 calendar days	7.2
181+ calendar days	0.1

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.07)%, (0.02)%, (0.37)%, (0.22)% and (0.47)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service Shares
Net Assets as of February 28, 2022	$999.4 Million
Weighted Average Maturity^^	20 calendar days
Weighted Average Life^^^	20 calendar days

MATURITY SCHEDULE**^^
1 calendar day	16.5%
2–7 calendar days	55.8
8–30 calendar days	10.4
31–60 calendar days	8.3
61–90 calendar days	0.8
91–180 calendar days	8.2

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.07)%, (0.03)%, (0.37)%, (0.22)% and (0.82)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan California Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service
Net Assets as of February 28, 2022	$229.3 Million
Weighted Average Maturity^^	18 calendar days
Weighted Average Life^^^	18 calendar days

MATURITY SCHEDULE**^^
1 calendar day	11.4%
2–7 calendar days	60.0
8–30 calendar days	13.5
31–60 calendar days	6.5
61–90 calendar days	1.1
91–180 calendar days	7.3
181+ calendar days	0.2

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.19)%, (0.14)%, (0.49)%, (0.34)% and (0.94)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan New York Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of February 28, 2022	$627.4 Million
Weighted Average Maturity^^	24 calendar days
Weighted Average Life^^^	24 calendar days

MATURITY SCHEDULE**^^
1 calendar day	10.6%
2–7 calendar day	71.8
8–30 calendar days	1.1
31–60 calendar days	2.4
61–90 calendar days	1.3
91–180 calendar days	12.8

7-DAY SEC YIELD AS OF FEBRUARY 28, 2022(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2022.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.11)%, (0.07)%, (0.41)%, (0.26)%, (0.51)% and (0.86)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 13.2%

Barclays Capital, Inc., 0.26%, dated 2/28/2022, due 4/4/2022, repurchase price $80,020, collateralized by Collateralized Mortgage Obligations, 0.00% - 4.69%, due 5/15/2031 - 1/16/2054, with a value of $86,400.	80,000	80,000

Barclays Capital, Inc., 0.26%, dated 2/28/2022, due 4/4/2022, repurchase price $100,025, collateralized by Collateralized Mortgage Obligations, 0.00% - 7.01%, due 5/15/2028 - 12/16/2072, with a value of $108,000.	100,000	100,000

Barclays Capital, Inc., 0.26%, dated 2/28/2022, due 4/4/2022, repurchase price $400,101, collateralized by Collateralized Mortgage Obligations, 0.00% - 8.98%, due 2/25/2026 - 1/18/2063 and FNMA, 2.39% - 12.94%, due 3/26/2029 - 12/27/2050, with a value of $432,000.	400,000	400,000

BMO Capital Markets Corp., 0.17%, dated 2/28/2022, due 3/1/2022, repurchase price $100,000, collateralized by Asset-Backed Securities, 1.35% - 3.72%, due 7/15/2027 - 2/25/2047, Collateralized Mortgage Obligations, 3.25% - 3.57%, due 9/17/2058 - 10/25/2059 and Corporate Notes and Bonds, 3.50% -8.25%, due 4/30/2028 - 3/1/2032, with a value of $108,026.	100,000	100,000

BMO Capital Markets Corp., 0.17%, dated 2/28/2022, due 3/1/2022, repurchase price $110,001, collateralized by Asset-Backed Securities, 0.00% - 4.19%, due 10/15/2024 - 7/25/2056, Collateralized Mortgage Obligations, 0.00% - 3.43%, due 7/25/2036 -6/14/2052, Corporate Notes and Bonds, 1.25% - 15.50%, due 4/1/2022 - 1/15/2051^ and U.S. Treasury Securities, 1.38%, due 11/15/2031, with a value of $117,855.	110,000	110,000

BMO Capital Markets Corp., 0.19%, dated 2/28/2022, due 3/7/2022, repurchase price $175,006, collateralized by Asset-Backed Securities, 0.00% - 4.19%, due 5/20/2024 - 1/25/2047, Collateralized Mortgage Obligations, 0.00% - 3.93%, due 1/19/2035 - 5/10/2058, Corporate Notes and Bonds, 1.00% - 9.81%, due 12/7/2022 - 12/15/2061^, FHLMC, 3.48%, due 9/25/2028 and Sovereign Government Securities, 0.75% - 1.25%, due 10/21/2022 -3/4/2025, with a value of $187,393.	175,000	175,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 0.24%, dated 2/28/2022, due 3/7/2022, repurchase price $50,002, collateralized by Corporate Notes and Bonds, 2.75% - 9.46%, due 11/15/2022 - 11/23/2081^, with a value of $53,592.	50,000	50,000

BNP Paribas SA, 0.24%, dated 2/28/2022, due 3/1/2022, repurchase price $150,001, collateralized by Asset-Backed Securities, 0.31% - 6.91%, due 2/15/2023 - 4/25/2047, Collateralized Mortgage Obligations, 0.38% - 6.37%, due 2/27/2026 - 3/25/2067, Corporate Notes and Bonds, 0.86% - 9.88%, due 4/30/2022 - 6/4/2081^, FNMA, 3.74% -7.05%, due 7/25/2029 - 12/26/2041 and Sovereign Government Securities, 2.84% -7.50%, due 1/31/2027 - 6/20/2030, with a value of $161,563.	150,000	150,000

BNP Paribas SA, 0.20%, dated 2/28/2022, due 3/16/2022, repurchase price $115,010, collateralized by Asset-Backed Securities, 2.19% - 5.34%, due 4/14/2025 - 1/26/2032, Collateralized Mortgage Obligations, 0.41% - 6.37%, due 2/27/2026 - 11/25/2068, Corporate Notes and Bonds, 2.25% - 5.88%, due 4/6/2027 - 7/15/2080^, FNMA, 2.80% - 10.69%, due 7/25/2023 -12/27/2050 and Sovereign Government Securities, 8.30%, due 8/15/2031, with a value of $124,161.	115,000	115,000

BNP Paribas SA, 0.30%, dated 2/28/2022, due 4/4/2022, repurchase price $100,029, collateralized by Asset-Backed Securities, 0.50% - 7.48%, due 10/1/2023 - 1/25/2059, with a value of $110,083.	100,000	100,000

BNP Paribas SA, 0.34%, dated 2/28/2022, due 4/4/2022, repurchase price $185,061, collateralized by Asset-Backed Securities, 2.75% - 8.01%, due 1/14/2028 - 1/25/2059, with a value of $203,788.	185,000	185,000

BofA Securities, Inc., 0.10%, dated 2/28/2022, due 3/1/2022, repurchase price $100,000, collateralized by Commercial Paper, 0.00%, due 3/1/2022 - 3/28/2022, with a value of $105,000.	100,000	100,000

BofA Securities, Inc., 0.17%, dated 2/28/2022, due 3/1/2022, repurchase price $100,000, collateralized by Common Stocks and Preferred Stocks, 4.45% - 8.00%, due 8/1/2042^, with a value of $108,000.	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BofA Securities, Inc., 0.17%, dated 2/28/2022, due 3/1/2022, repurchase price $100,000, collateralized by Common Stocks and Preferred Stocks, 4.45% - 8.00%, due 8/1/2042^, with a value of $108,000.	100,000	100,000

BofA Securities, Inc., 0.44%, dated 2/28/2022, due 4/4/2022, repurchase price $345,148, collateralized by Corporate Notes and Bonds, 0.75% - 6.13%, due 4/1/2023 -9/15/2055, with a value of $362,251.	345,000	345,000

Credit Suisse Securities USA LLC, 0.20%, dated 2/28/2022, due 3/1/2022, repurchase price $140,001, collateralized by Asset-Backed Securities, 0.00% -19.95%, due 8/28/2023 - 2/15/2068 and Collateralized Mortgage Obligations, 1.91% - 7.09%, due 4/15/2026 -2/15/2041, with a value of $153,333.	140,000	140,000

Credit Suisse Securities USA LLC, 0.47%, dated 2/28/2022, due 4/4/2022, repurchase price $160,073, collateralized by Asset-Backed Securities, 0.00% -10.00%, due 4/12/2024 - 8/25/2060 and Collateralized Mortgage Obligations, 0.00% - 4.14%, due 3/29/2022 -5/25/2056, with a value of $174,956.	160,000	160,000

Goldman Sachs & Co. LLC, 0.44%, dated 2/28/2022, due 4/29/2022, repurchase price $500,367, collateralized by Asset-Backed Securities, 0.00% - 8.22%, due 12/10/2024 - 2/25/2063 and Corporate Notes and Bonds, 0.00%, due 3/15/2023, with a value of $535,000.	500,000	500,000

HSBC Securities USA, Inc., 0.18%, dated 2/28/2022, due 3/1/2022, repurchase price $20,000, collateralized by Corporate Notes and Bonds, 0.40% - 4.88%, due 10/10/2023 - 5/15/2048, Municipal Debt Securities, 0.00% - 3.00%, due 8/1/2031 - 2/1/2037 and Sovereign Government Securities, 4.38%, due 1/23/2031, with a value of $21,000.	20,000	20,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HSBC Securities USA, Inc., 0.18%, dated 2/28/2022, due 3/1/2022, repurchase price $225,001, collateralized by Corporate Notes and Bonds, 0.95% -5.80%, due 6/1/2022 - 2/4/2061, FHLMC, 2.50% - 4.00%, due 5/1/2045 -12/1/2051, FNMA, 3.50%, due 11/1/2046, GNMA, 2.50% - 3.50%, due 11/20/2044 - 5/20/2051, Sovereign Government Securities, 2.50% - 5.25%, due 4/11/2022 - 4/20/2055 and U.S. Treasury Securities, 0.00%, due 5/26/2022 - 1/26/2023, with a value of $234,887.	225,000	225,000

ING Financial Markets LLC, 0.15%, dated 2/28/2022, due 3/1/2022, repurchase price $66,000, collateralized by Corporate Notes and Bonds, 1.45% - 6.50%, due 11/15/2022 - 4/15/2048 and Sovereign Government Securities, 4.25%, due 3/13/2025, with a value of $69,510.	66,000	66,000

ING Financial Markets LLC, 0.17%, dated 2/28/2022, due 3/1/2022, repurchase price $37,000, collateralized by Corporate Notes and Bonds, 4.13% - 9.25%, due 7/6/2024 - 1/15/2042^ and Sovereign Government Securities, 6.25%, due 9/26/2022, with a value of $39,961.	37,000	37,000

ING Financial Markets LLC, 0.30%, dated 2/28/2022, due 3/30/2022, repurchase price $175,044, collateralized by Common Stocks, with a value of $189,090.	175,000	175,000

ING Financial Markets LLC, 0.30%, dated 2/28/2022, due 4/22/2022, repurchase price $100,044, collateralized by Common Stocks, with a value of $108,053.	100,000	100,000

Mitsubishi UFJ Trust & Banking Corp., 0.20%, dated 2/28/2022, due 3/3/2022, repurchase price $1,000,017, collateralized by Corporate Notes and Bonds, 0.00% - 4.15%, due 5/13/2022 -2/25/2032, with a value of $1,042,334.	1,000,000	1,000,000

Royal Bank of Canada, 0.17%, dated 2/28/2022, due 3/1/2022, repurchase price $125,001, collateralized by Asset-Backed Securities, 1.90%, due 2/23/2039, Certificates of Deposit, 0.00% - 0.20%, due 3/3/2022 - 7/1/2022, Commercial Paper, 0.00%, due 3/1/2022 - 3/2/2022 and Corporate Notes and Bonds, 0.30% -6.50%, due 5/15/2022 - 6/1/2060^, with a value of $131,261.	125,000	125,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.14%, dated 2/28/2022, due 3/1/2022, repurchase price $600,002, collateralized by Asset-Backed Securities, 2.70% - 8.00%, due 5/17/2027 - 5/28/2069, Collateralized Mortgage Obligations, 0.98% - 3.33%, due 11/18/2049 - 1/18/2052, Corporate Notes and Bonds, 0.00% - 8.38%, due 3/30/2022 - 10/27/2081^, FNMA, 2.14%, due 10/25/2049, Sovereign Government Securities, 1.25% - 7.35%, due 7/21/2025 - 6/9/2051 and U.S. Treasury Securities, 4.25%, due 11/15/2040, with a value of $630,753.	600,000	600,000

Societe Generale SA, 0.21%, dated 2/28/2022, due 3/1/2022, repurchase price $475,003, collateralized by Asset-Backed Securities, 0.25% - 7.13%, due 1/2/2024 - 2/28/2041, Collateralized Mortgage Obligations, 0.38% - 5.40%, due 6/15/2034 - 5/25/2060, Corporate Notes and Bonds, 1.09% -13.00%, due 3/17/2022 - 10/22/2090^, FNMA, 2.34% - 4.39%, due 2/25/2030 -9/25/2048 and Sovereign Government Securities, 3.50% - 8.88%, due 1/30/2023 - 6/15/2045, with a value of $512,497.	475,000	475,000

Societe Generale SA, 0.23%, dated 2/28/2022, due 3/1/2022, repurchase price $200,001, collateralized by Asset-Backed Securities, 0.42% - 7.13%, due 1/2/2024 - 5/25/2037, Collateralized Mortgage Obligations, 0.38% - 4.50%, due 6/15/2035 - 6/25/2058, Corporate Notes and Bonds, 1.16% - 13.00%, due 3/15/2022 - 6/4/2081^, FNMA, 2.99% -4.39%, due 2/25/2030 - 2/25/2047 and Sovereign Government Securities, 0.40% -10.13%, due 1/5/2023 - 6/15/2045, with a value of $215,328.	200,000	200,000

Societe Generale SA, 0.23%, dated 2/28/2022, due 3/2/2022, repurchase price $370,005, collateralized by Asset-Backed Securities, 0.25% - 6.64%, due 1/2/2024 - 2/25/2037, Collateralized Mortgage Obligations, 0.59% - 5.45%, due 6/15/2034 - 5/25/2065, Corporate Notes and Bonds, 1.16% - 13.00%, due 3/15/2022 - 11/1/2051^, FNMA, 2.14% -4.39%, due 2/25/2030 - 8/25/2050 and Sovereign Government Securities, 1.25% -10.13%, due 7/26/2022 - 9/30/2049, with a value of $399,163.	370,000	370,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 0.20%, dated 2/28/2022, due 3/31/2022, repurchase price $160,028, collateralized by Asset-Backed Securities, 3.06% - 5.88%, due 5/17/2027 - 5/28/2069, Collateralized Mortgage Obligations, 3.06%, due 11/18/2049, Corporate Notes and Bonds, 0.00% - 8.04%, due 7/15/2022 -12/10/2061, FNMA, 2.14%, due 10/25/2049 and Sovereign Government Securities, 1.25% - 5.10%, due 10/26/2026 - 4/23/2048, with a value of $168,290.	160,000	160,000

Societe Generale SA, 0.60%, dated 2/28/2022, due 5/16/2022, repurchase price $200,255, collateralized by Asset-Backed Securities, 0.25% - 7.13%, due 1/2/2024 - 10/25/2037, Collateralized Mortgage Obligations, 0.41% - 4.37%, due 6/15/2035 - 4/15/2050, Corporate Notes and Bonds, 0.20% - 13.00%, due 3/15/2022 - 8/6/2061^, FNMA, 2.14% -4.39%, due 10/25/2030 - 10/25/2049 and Sovereign Government Securities, 2.78% - 10.13%, due 7/26/2022 -9/21/2047, with a value of $215,530.	200,000	200,000

Societe Generale SA, 0.31%, dated 2/28/2022, due 5/31/2022, repurchase price $500,396, collateralized by Asset-Backed Securities, 0.34% - 7.13%, due 1/2/2024 - 10/25/2037, Collateralized Mortgage Obligations, 0.53% - 4.50%, due 11/15/2032 - 9/17/2058, Corporate Notes and Bonds, 1.15% - 13.00%, due 3/15/2022 - 6/1/2042^, FNMA, 3.45% -4.39%, due 10/25/2030 - 2/25/2047 and Sovereign Government Securities, 2.63% -10.13%, due 6/27/2022 - 2/16/2061, with a value of $539,607.	500,000	500,000

TD Securities (USA) LLC, 0.14%, dated 2/28/2022, due 3/1/2022, repurchase price $380,001, collateralized by Corporate Notes and Bonds, 0.65% -6.50%, due 12/1/2023 - 8/23/2051, with a value of $399,012.	380,000	380,000

TD Securities (USA) LLC, 0.18%, dated 2/28/2022, due 3/1/2022, repurchase price $100,001, collateralized by Corporate Notes and Bonds, 1.61% -5.95%, due 3/30/2028 - 4/1/2049, with a value of $105,001.	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

TD Securities (USA) LLC, 0.18%, dated 2/28/2022, due 3/4/2022, repurchase price $1,040,021, collateralized by Asset-Backed Securities, 0.39% - 5.88%, due 7/20/2024 - 1/11/2036, Corporate Notes and Bonds, 0.50% - 10.75%, due 4/5/2022 - 8/1/2069^ and Municipal Debt Securities, 1.85% - 7.62%, due 8/1/2029 - 4/1/2057, with a value of $1,094,825.	1,040,000	1,040,000

UBS Securities LLC, 0.25%, dated 2/28/2022, due 3/7/2022, repurchase price $300,015, collateralized by Certificates of Deposit, 0.00% - 1.85%, due 3/11/2022 - 12/15/2022, Commercial Paper, 0.00%, due 6/30/2022, Corporate Notes and Bonds, 0.45% - 11.50%, due 8/15/2022 - 12/15/2066^, FNMA, 0.00% - 2.63%, due 10/5/2022 - 6/17/2025, Tennessee Valley Authority, 0.00%, due 11/1/2025 - 7/15/2026 and U.S. Treasury Securities, 0.00% - 2.50%, due 9/8/2022 - 2/15/2045, with a value of $318,509.	300,000	300,000

Wells Fargo Securities LLC, 0.44%, dated 2/28/2022, due 4/18/2022, repurchase price $125,075, collateralized by Certificates of Deposit, 0.00% - 2.65%, due 3/10/2022 - 3/4/2026, with a value of $131,403.	125,000	125,000

Total Repurchase Agreements (Cost $9,208,000)		9,208,000

Corporate Notes — 0.4%

Banks — 0.4%

Barclays Bank plc (United Kingdom) (OBFR + 0.16%), 0.23%, 3/1/2022 (b) (c) (Cost $300,000)	300,000	300,000

Municipal Bonds — 0.2%

Alaska — 0.1%

Alaska Housing Finance Corp., State Capital Project Series 2018A, Rev., VRDO, 0.18%, 3/7/2022 (d)	75,000	75,000

California — 0.1%

Metropolitan Water District of Southern California, Waterworks Series 2021A, Rev., VRDO, LIQ: Bank of America NA, 0.18%, 3/7/2022 (d)	62,520	62,520

Total Municipal Bonds (Cost $137,520)		137,520

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 85.6%

Time Deposits — 31.4%

Agricultural Bank of China Ltd.

0.09%, 3/1/2022	475,000	475,000

0.09%, 3/2/2022	465,000	465,000

0.09%, 3/4/2022	300,000	300,000

Australia & New Zealand Banking Group Ltd.

0.08%, 3/2/2022	360,000	360,000

0.08%, 3/3/2022	700,000	700,000

Canadian Imperial Bank of Commerce 0.07%, 3/1/2022	460,000	460,000

Cooperatieve Rabobank UA 0.07%, 3/4/2022	1,300,000	1,300,000

Credit Agricole Corporate and Investment Bank

0.07%, 3/1/2022	276,396	276,396

0.10%, 3/1/2022	340,000	340,000

0.10%, 3/1/2022	225,000	225,000

0.10%, 3/2/2022	150,000	150,000

0.10%, 3/3/2022	380,000	380,000

0.10%, 3/4/2022	250,000	250,000

0.10%, 3/7/2022	450,000	450,000

DBS Bank Ltd. 0.08%, 3/3/2022	200,000	200,000

DNB Bank ASA 0.07%, 3/1/2022	500,000	500,000

Erste Group Bank AG

0.07%, 3/1/2022	1,000,000	1,000,000

0.07%, 3/1/2022	360,000	360,000

First Abu Dhabi Bank USC NV

0.07%, 3/1/2022	500,000	500,000

0.07%, 3/1/2022	500,000	500,000

Industrial & Commercial Bank of China Ltd. 0.09%, 3/1/2022	250,000	250,000

ING Bank NV

0.08%, 3/2/2022	800,000	800,000

0.08%, 3/3/2022	800,000	800,000

KBC Bank NV 0.07%, 3/1/2022	2,300,000	2,300,000

Mizuho Bank Ltd.

0.07%, 3/1/2022	500,000	500,000

0.07%, 3/1/2022	950,000	950,000

National Bank of Canada (Canada)

0.10%, 3/1/2022 (d)	250,000	250,000

Nordea Bank Abp

0.07%, 3/1/2022	1,000,000	1,000,000

0.07%, 3/1/2022	1,400,000	1,400,000

Royal Bank of Canada

0.07%, 3/1/2022	700,000	700,000

0.07%, 3/1/2022	625,000	625,000

Skandinaviska Enskilda Banken AB

0.07%, 3/1/2022	1,000,000	1,000,000

0.07%, 3/1/2022	1,300,000	1,300,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Time Deposits — continued

Svenska Handelsbanken AB 0.07%, 3/1/2022	800,000	800,000

Total Time Deposits (Cost $21,866,396)		21,866,396

Certificates of Deposit — 28.7%

Bank of Montreal (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	150,000	149,985

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	100,000	99,969

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	70,000	70,006

(SOFR + 0.25%), 0.30%, 3/1/2022 (b)	170,000	169,938

0.24%, 3/10/2022	100,000	100,004

(ICE LIBOR USD 3 Month + 0.05%), 0.26%, 3/16/2022 (b)	179,000	179,012

0.23%, 5/11/2022	100,000	99,960

0.22%, 5/18/2022	100,000	99,946

0.21%, 6/22/2022	177,000	176,782

0.20%, 7/13/2022	100,000	99,832

0.24%, 10/12/2022	165,000	164,338

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	70,000	69,973

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	25,000	25,001

(SOFR + 0.16%), 0.21%, 3/1/2022 (b)	100,000	99,991

(SOFR + 0.18%), 0.23%, 3/1/2022 (b)	100,000	100,021

0.23%, 5/10/2022	100,000	99,971

0.22%, 5/13/2022	28,860	28,850

Barclays Bank plc (United Kingdom) 0.26%, 4/1/2022	150,000	150,002

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	405,000	404,956

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	175,000	174,982

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	100,000	100,006

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	100,000	99,961

(SOFR + 0.25%), 0.30%, 3/1/2022 (b)	135,000	134,960

0.24%, 4/7/2022	175,000	175,011

0.24%, 10/12/2022	100,000	99,561

China Construction Bank Corp. (China)

0.10%, 3/2/2022	50,000	50,000

0.10%, 3/3/2022	100,000	100,000

Cooperatieve Rabobank UA (Netherlands)

(SOFR + 0.14%), 0.19%, 3/1/2022 (b)	100,000	100,000

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	185,000	184,982

(SOFR + 0.16%), 0.21%, 3/1/2022 (b)	100,000	100,000

0.20%, 6/27/2022	46,500	46,445

0.22%, 7/5/2022 (e)	100,000	99,790

0.23%, 10/14/2022	75,000	74,641

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

Credit Agricole Corporate and Investment Bank (France)

(SOFR + 0.12%), 0.17%, 3/1/2022 (b)	100,000	99,992

0.15%, 3/7/2022	200,000	200,003

Credit Industriel et Commercial (France)

(SOFR + 0.12%), 0.17%, 3/1/2022 (b)	100,000	99,996

(SOFR + 0.13%), 0.18%, 3/1/2022 (b)	450,000	450,054

(SOFR + 0.21%), 0.26%, 3/1/2022 (b)	125,000	124,979

(SOFR + 0.22%), 0.27%, 3/1/2022 (b)	120,000	120,032

0.22%, 3/7/2022 (e)	400,000	399,993

0.24%, 4/7/2022 (e)	200,500	200,454

Credit Suisse AG (Switzerland) (SOFR + 0.18%), 0.23%, 3/1/2022 (b)	360,000	360,048

DZ Bank AG (United Kingdom) 0.12%, 3/17/2022 (e)	200,000	199,967

Goldman Sachs Bank USA (SOFR + 0.21%), 0.26%, 3/1/2022 (b)	129,000	128,993

Industrial & Commercial Bank of China Ltd. (China)

0.09%, 3/1/2022	250,000	250,000

0.09%, 3/2/2022	200,000	200,000

0.10%, 3/4/2022	700,000	699,999

ING Bank NV (Netherlands)

0.18%, 5/13/2022	275,000	275,000

0.21%, 7/13/2022	225,000	225,000

Kookmin Bank (South Korea)

(ICE LIBOR USD 1 Month + 0.21%), 0.39%, 3/29/2022 (b)	100,000	100,035

0.25%, 8/2/2022	38,000	37,935

Korea Development Bank (South Korea) 0.26%, 4/18/2022	50,000	49,999

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.18%, 3/1/2022 (e)	50,000	50,000

(SOFR + 0.16%), 0.21%, 3/1/2022 (b)	55,000	54,994

0.18%, 3/7/2022 (e)	75,000	74,996

0.18%, 3/15/2022	100,000	100,002

0.19%, 4/5/2022 (e)	50,000	49,985

0.20%, 4/27/2022	30,000	29,996

Mizuho Bank Ltd. (Japan)

(SOFR + 0.16%), 0.21%, 3/1/2022 (b)	265,000	264,994

0.15%, 3/15/2022	125,000	125,002

0.17%, 4/7/2022	525,000	524,974

0.17%, 4/8/2022	120,000	119,993

0.25%, 5/10/2022	250,000	249,922

0.30%, 6/1/2022	177,000	176,881

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

MUFG Bank Ltd. (Japan)

(SOFR + 0.19%), 0.24%, 3/1/2022 (b)	162,000	161,990

(SOFR + 0.19%), 0.24%, 3/1/2022 (b)	150,000	150,011

0.17%, 3/14/2022	70,000	70,001

0.18%, 4/20/2022	175,000	174,927

0.25%, 5/6/2022	500,000	499,716

0.30%, 6/6/2022	165,000	164,866

National Australia Bank Ltd. (Australia)

0.17%, 4/20/2022 (e)	150,000	149,915

0.20%, 4/22/2022 (e)	150,000	149,910

0.25%, 4/28/2022 (e)	180,000	179,876

0.30%, 6/7/2022 (e)	100,000	99,854

Natixis SA (France)

(SOFR + 0.13%), 0.18%, 3/1/2022 (b)	300,000	300,027

(SOFR + 0.13%), 0.18%, 3/1/2022 (b)	175,000	175,022

0.20%, 7/13/2022	200,000	199,633

Nordea Bank Abp (Finland)

0.23%, 4/21/2022	78,250	78,244

0.20%, 6/29/2022	125,000	124,843

0.20%, 7/1/2022	200,000	199,741

Norinchukin Bank (The) (Japan)

0.12%, 3/3/2022	125,000	125,001

0.15%, 3/7/2022	100,000	100,001

0.12%, 3/11/2022	200,000	200,002

0.15%, 3/14/2022	150,000	150,002

Oversea-Chinese Banking Corp. Ltd. (Singapore)

0.25%, 3/15/2022	75,000	75,004

0.21%, 9/27/2022	150,000	149,356

Royal Bank of Canada (Canada)

(SOFR + 0.17%), 0.22%, 3/1/2022 (b)	70,000	69,989

(ICE LIBOR USD 3 Month + 0.03%), 0.22%, 3/7/2022 (b)	100,000	100,063

(ICE LIBOR USD 3 Month + 0.05%), 0.25%, 3/11/2022 (b)	70,000	70,003

Shinhan Bank (South Korea)

0.17%, 4/4/2022	50,000	49,998

0.20%, 7/6/2022	50,000	49,918

0.32%, 8/10/2022	15,000	14,971

Skandinaviska Enskilda Banken AB (Sweden)

0.24%, 4/28/2022	100,000	99,983

0.23%, 5/11/2022	100,000	99,966

Standard Chartered Bank (United Kingdom)

0.20%, 3/1/2022	100,000	100,000

(SOFR + 0.19%), 0.24%, 3/1/2022 (b)	175,000	174,994

0.17%, 3/24/2022	100,000	99,997

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

0.17%, 3/28/2022	100,000	99,995

0.18%, 4/8/2022	150,000	149,984

Sumitomo Mitsui Banking Corp. (Japan)

(SOFR + 0.19%), 0.24%, 3/1/2022 (b)	100,000	99,984

(SOFR + 0.22%), 0.27%, 3/1/2022 (b)	385,000	385,058

0.17%, 4/12/2022	300,000	299,979

0.17%, 4/14/2022	150,000	149,988

0.18%, 4/21/2022	200,000	199,978

0.20%, 4/27/2022	300,000	299,964

0.25%, 5/6/2022	412,000	411,928

0.25%, 5/9/2022	40,000	39,991

Sumitomo Mitsui Trust Bank Ltd. (Japan)

(SOFR + 0.15%), 0.20%, 3/1/2022 (b)	100,000	99,988

(SOFR + 0.19%), 0.24%, 3/1/2022 (b)	100,000	99,993

(SOFR + 0.20%), 0.25%, 3/1/2022 (b)	147,000	146,985

0.07%, 3/2/2022	50,000	50,000

0.14%, 3/3/2022	75,000	75,000

0.17%, 4/13/2022	100,000	99,992

0.17%, 4/14/2022	50,000	49,996

0.25%, 5/3/2022 (e)	100,000	99,931

0.25%, 5/10/2022	500,000	499,873

0.30%, 5/19/2022 (e)	170,000	169,822

0.30%, 5/23/2022 (e)	200,000	199,770

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.08%), 0.21%, 3/10/2022 (b)	200,000	200,062

(ICE LIBOR USD 3 Month + 0.04%), 0.25%, 3/16/2022 (b)	50,000	50,003

0.20%, 6/28/2022	100,000	99,880

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 3/1/2022 (b)	250,000	249,951

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 3/1/2022 (b)	125,000	125,000

0.26%, 4/21/2022 (e)	125,000	124,958

0.24%, 4/27/2022	141,250	141,250

0.27%, 4/27/2022 (e)	175,000	174,928

0.21%, 6/23/2022	150,000	149,813

Westpac Banking Corp. (Australia) 0.20%, 6/24/2022	97,000	96,891

Woori Bank (South Korea)

0.19%, 3/1/2022 (c)	41,500	41,500

0.16%, 3/10/2022 (c)	20,000	20,001

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

0.17%, 4/1/2022 (c)	102,000	101,992

0.17%, 4/6/2022 (c)	25,000	24,997

0.17%, 4/7/2022 (c)	25,000	24,997

Total Certificates of Deposit (Cost $19,941,047)		19,935,340

Commercial Paper — 25.5%

Australia & New Zealand Banking Group Ltd. (Australia)

(SOFR + 0.19%), 0.24%, 3/1/2022 (b) (c)	70,000	69,990

(ICE LIBOR USD 3 Month + 0.03%), 0.21%, 3/2/2022 (b) (c)	70,000	70,000

Bank of Montreal (Canada) (SOFR + 0.26%), 0.31%, 3/1/2022 (b)	65,000	64,978

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (b) (c)	200,000	200,008

0.23%, 4/8/2022 (c) (e)	100,000	99,979

0.21%, 6/22/2022 (c) (e)	170,000	169,702

0.20%, 9/15/2022 (c) (e)	100,000	99,527

0.21%, 10/6/2022 (c) (e)	75,000	74,584

Barclays Bank plc (United Kingdom)

(SOFR + 0.14%), 0.19%, 3/1/2022 (b) (c)	100,000	100,000

0.23%, 3/4/2022 (c) (e)	100,000	99,999

Bedford Row Funding Corp.

(US Federal Funds Effective Rate (continuous series) + 0.12%), 0.20%, 3/1/2022 (b) (c)	150,000	149,987

(US Federal Funds Effective Rate (continuous series) + 0.12%), 0.20%, 3/1/2022 (b) (c)	130,000	129,988

0.25%, 4/28/2022 (c) (e)	75,000	74,954

(ICE LIBOR USD 3 Month + 0.05%), 0.54%, 5/20/2022 (b) (c)	135,000	135,042

(ICE LIBOR USD 3 Month + 0.05%), 0.57%, 5/26/2022 (b) (c)	50,000	50,019

BNG Bank NV (Netherlands) 0.08%, 3/7/2022 (c) (e)	15,000	15,000

BNP Paribas SA (France)

0.08%, 3/1/2022 (e)	650,000	649,999

0.08%, 3/2/2022 (e)	300,000	299,999

0.08%, 3/3/2022 (e)	150,000	149,999

0.18%, 3/22/2022 (e)	500,000	499,959

0.18%, 3/22/2022 (e)	136,000	135,989

0.35%, 5/4/2022 (e)	262,000	261,830

BNZ International Funding Ltd. (New Zealand)

(SOFR + 0.18%), 0.23%, 3/1/2022 (b) (c)	140,000	140,000

0.19%, 4/22/2022 (c) (e)	50,000	49,981

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

0.25%, 5/4/2022 (c) (e)	100,000	99,943

BofA Securities, Inc.

(SOFR + 0.22%), 0.27%, 3/1/2022 (b)	65,000	65,012

(SOFR + 0.22%), 0.27%, 3/1/2022 (b)	25,000	25,004

BPCE SA (France)

0.22%, 3/7/2022 (c) (e)	200,000	199,997

0.22%, 5/6/2022 (c) (e)	15,000	14,988

Caisse d’Amortissement de la Dette Sociale (France)

0.15%, 4/5/2022 (c) (e)	50,000	49,991

0.15%, 4/7/2022 (c) (e)	50,000	49,990

Caisse des Depots et Consignations (France)

0.14%, 3/15/2022 (c) (e)	100,000	99,997

0.14%, 3/16/2022 (c) (e)	350,000	349,983

Canadian Imperial Bank of Commerce (Canada)

0.07%, 3/1/2022 (c) (e)	70,000	70,000

0.24%, 5/6/2022 (c) (e)	200,000	199,872

CDP Financial, Inc. (Canada) 0.62%, 8/1/2022 (c) (e)	70,000	69,790

Commonwealth Bank of Australia (Australia) 0.27%, 10/20/2022 (c) (e)	25,000	24,844

Cooperatieve Rabobank UA (Netherlands) 0.07%, 3/1/2022 (e)	1,225,000	1,224,998

Credit Industriel et Commercial (France) (SOFR + 0.22%), 0.27%, 3/1/2022 (b) (c)	10,000	10,002

DZ Bank AG (Germany) 0.15%, 3/25/2022 (e)	100,000	99,992

Erste Finance (Delaware) LLC (Austria) 0.07%, 3/1/2022 (c) (e)	905,000	904,998

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.18%, 4/12/2022 (c) (e)	125,000	124,968

0.23%, 5/5/2022 (c) (e)	488,000	487,701

0.35%, 6/6/2022 (c) (e)	500,000	499,269

Goldman Sachs International Bank (United Kingdom)

0.25%, 4/1/2022 (c) (e)	180,000	179,971

0.18%, 4/8/2022 (e)	300,000	299,929

Kookmin Bank (South Korea)

0.18%, 4/14/2022 (c) (e)	100,000	99,971

0.21%, 5/19/2022 (c) (e)	25,000	24,973

LMA-Americas LLC

0.16%, 3/21/2022 (c) (e)	50,300	50,295

0.18%, 4/12/2022 (c) (e)	50,500	50,482

0.20%, 4/20/2022 (c) (e)	68,900	68,864

0.18%, 5/3/2022 (c) (e)	75,000	74,939

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Macquarie Bank Ltd. (Australia)

(SOFR + 0.12%), 0.17%, 3/1/2022 (b) (c)	100,000	99,998

(SOFR + 0.18%), 0.23%, 3/1/2022 (b) (c)	100,000	100,004

(SOFR + 0.23%), 0.28%, 3/1/2022 (b) (c)	170,000	170,000

0.17%, 4/6/2022 (c) (e)	115,000	114,978

0.25%, 5/2/2022 (c) (e)	85,000	84,936

0.30%, 5/23/2022 (c) (e)	245,000	244,665

Manhattan Asset Funding Co. LLC 0.25%, 5/3/2022 (e)	55,000	54,960

Matchpoint Finance plc (Ireland) Series A, 0.16%, 3/22/2022 (c) (e)	100,000	99,992

Mitsubishi UFJ Trust & Banking Corp. (Japan) 0.29%, 4/19/2022 (c) (e)	25,000	24,991

National Australia Bank Ltd. (Australia)

(US Federal Funds Effective Rate (continuous series) + 0.07%), 0.15%, 3/1/2022 (b) (c)	100,000	100,000

(US Federal Funds Effective Rate (continuous series) + 0.14%), 0.22%, 3/1/2022 (b) (c)	60,000	60,002

(SOFR + 0.12%), 0.17%, 3/1/2022 (b) (c)	147,000	147,000

(SOFR + 0.19%), 0.24%, 3/1/2022 (b) (c)	260,000	260,000

(ICE LIBOR USD 1 Month + 0.09%), 0.21%, 3/8/2022 (b) (c)	150,000	150,041

(ICE LIBOR USD 3 Month + 0.04%), 0.26%, 3/25/2022 (b) (c)	300,000	300,032

0.23%, 4/6/2022 (c) (e)	100,000	99,978

National Bank of Canada (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (b) (c)	35,000	34,996

0.25%, 3/24/2022 (c) (e)	220,000	219,983

Nationwide Building Society (United Kingdom)

0.13%, 3/1/2022 (c) (e)	250,000	249,999

0.13%, 3/14/2022 (e)	220,000	219,991

0.16%, 3/18/2022 (c) (e)	150,000	149,992

Nieuw Amsterdam Receivables Corp.

0.15%, 3/16/2022 (c) (e)	45,000	44,997

0.13%, 3/17/2022 (c) (e)	50,000	49,997

NRW Bank (Germany) 0.08%, 3/7/2022 (c) (e)	110,000	109,998

Old Line Funding LLC

(BSBY1M + 0.09%), 0.18%, 3/1/2022 (b) (c)	130,000	130,000

Pricoa Short Term Funding LLC 0.25%, 4/7/2022 (c) (e)	50,000	49,988

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 3/1/2022 (b) (c)	100,000	99,986

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

(SOFR + 0.18%), 0.23%, 3/1/2022 (b) (c)	135,000	134,998

(ICE LIBOR USD 3 Month + 0.04%), 0.22%, 3/2/2022 (b) (c)	75,000	75,000

(ICE LIBOR USD 3 Month + 0.03%), 0.22%, 3/7/2022 (b) (c)	35,000	35,022

0.23%, 5/5/2022 (c) (e)	200,000	199,879

0.21%, 6/22/2022 (c) (e)	158,000	157,700

0.20%, 7/8/2022 (c) (e)	100,000	99,768

Sheffield Receivables Co. LLC (United Kingdom)

(SOFR + 0.16%), 0.21%, 3/1/2022 (b) (c)	109,000	109,000

(SOFR + 0.20%), 0.25%, 3/1/2022 (b) (c)	90,000	90,000

(SOFR + 0.21%), 0.26%, 3/1/2022 (b) (c)	50,000	50,000

Shinhan Bank (South Korea) Series A, 0.18%, 5/4/2022 (c) (e)	50,000	49,970

Skandinaviska Enskilda Banken AB (Sweden)

0.21%, 5/4/2022 (c) (e)	225,000	224,858

0.24%, 6/21/2022 (c) (e)	200,000	199,640

0.20%, 6/27/2022 (c) (e)	100,000	99,800

Societe Generale SA (France)

0.07%, 3/1/2022 (c) (e)	300,000	300,000

0.30%, 6/1/2022 (c) (e)	151,000	150,808

Sumitomo Mitsui Banking Corp. (Japan) 0.25%, 5/10/2022 (c) (e)	100,000	99,927

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.25%, 3/21/2022 (c) (e)	25,000	24,998

0.25%, 4/4/2022 (c) (e)	30,000	29,994

Svenska Handelsbanken AB (Sweden)

(SOFR + 0.20%), 0.25%, 3/1/2022 (b) (c)	50,000	50,000

0.20%, 6/24/2022 (c) (e)	100,000	99,823

0.24%, 7/1/2022 (c) (e)	150,000	149,713

Swedbank AB (Sweden) 0.10%, 3/2/2022 (e)	400,000	399,998

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 3/1/2022 (b) (c)	100,000	99,981

0.23%, 4/12/2022 (c) (e)	133,000	132,968

0.23%, 5/19/2022 (c) (e)	100,000	99,891

0.20%, 7/8/2022 (c) (e)	100,000	99,767

UBS AG (Switzerland)

(SOFR + 0.22%), 0.27%, 3/1/2022 (b) (c)	50,000	50,000

(SOFR + 0.23%), 0.28%, 3/1/2022 (b) (c)	88,000	88,000

0.22%, 3/23/2022 (c) (e)	250,000	249,979

0.24%, 3/29/2022 (c) (e)	300,000	299,960

0.20%, 7/6/2022 (c) (e)	90,000	89,791

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

0.27%, 7/20/2022 (c) (e)	150,000	149,598

United Overseas Bank Ltd. (Singapore)

(SOFR + 0.18%), 0.23%, 3/1/2022 (b) (c)	70,000	70,000

(SOFR + 0.18%), 0.23%, 3/1/2022 (b) (c)	25,000	25,000

(SOFR + 0.19%), 0.24%, 3/1/2022 (b) (c)	100,000	100,000

0.19%, 4/27/2022 (c) (e)	100,000	99,955

Westpac Banking Corp. (Australia)

0.23%, 4/1/2022 (c) (e)	75,000	74,989

0.20%, 6/17/2022 (c) (e)	200,000	199,663

0.20%, 7/1/2022 (c) (e)	27,400	27,347

0.20%, 7/15/2022 (c) (e)	124,250	123,961

0.20%, 9/8/2022 (c) (e)	57,000	56,733

Total Commercial Paper (Cost $17,756,307)		17,752,259

Total Short-Term Investments (Cost $59,563,750)		59,553,995

Total Investments — 99.4% (Cost $69,209,270) *		69,199,515
Other Assets Less Liabilities — 0.6%		402,041

NET ASSETS — 100.0%		69,601,556

Percentages indicated are based on net assets.

Abbreviations

BSBY	Bloomberg Short Term Bank Yield Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
OBFR	Overnight Bank Funding Right
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.

(c)	Securities exempt from registration under Rule 144A or section 4 (a) (2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(e)	The rate shown is the effective yield as of February 28, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.
^	Certain securities are perpetual and thus, do not have predetermined maturity dates. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The coupon rates shown are the rates in effect as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 68.4%

Alaska — 3.6%

Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	31,000	31,000

City of Valdez, Exxon Pipeline Co. Project

Series 1993-A, Rev., VRDO, 0.08%, 3/1/2022 (b)	5,635	5,635

Series 1993-B, Rev., VRDO, 0.08%, 3/1/2022 (b)	2,235	2,235

Series 1993-C, Rev., VRDO, 0.08%, 3/1/2022 (b)	7,450	7,450

		46,320

Arizona — 0.7%

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 0.25%, 3/7/2022 (b)	1,030	1,030

Tender Option Bond Trust Receipts/Certificates

Series 2021-XG0312, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	2,560	2,560

Series 2021-XF2944, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	3,000	3,000

Series 2019-XG0231, Rev., VRDO, LIQ: Bank of America NA, 0.28%, 3/7/2022 (b) (c)	2,760	2,760

		9,350

California — 3.0%

City of Los Angeles Rev., TRAN, 4.00%, 6/23/2022	1,465	1,480

County of Los Angeles Rev., TRAN, 4.00%, 6/30/2022	1,935	1,957

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2018-G-26, Rev., VRDO, LOC: Royal Bank of Canada, 0.35%, 6/1/2022 (b) (c)	5,000	5,000

San Diego Unified School District Series A, Rev., TRAN, 4.00%, 6/30/2022	185	187

Tender Option Bond Trust Receipts/Certificates

Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	6,515	6,515

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	1,670	1,670

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	2,500	2,500

Series 2020-YX1149, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	1,000	1,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2021-XF1244, GO, VRDO, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b) (c)	400	400

Series 2021-XL0167, GO, VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	1,065	1,065

Series 2022-XX1175, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	11,250	11,250

Series 2021-XG0340, Rev., VRDO, LOC: Bank of America NA, 0.25%, 3/7/2022 (b) (c)	5,415	5,415

		38,439

Colorado — 1.0%

City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.20%, 3/7/2022 (b)	9,265	9,265

Colorado State Education Loan Program Series 2021A, Rev., TRAN, 4.00%, 6/29/2022	520	526

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 0.29%, 3/7/2022 (b) (c)	3,615	3,615

		13,406

Connecticut — 2.9%

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G-110, Rev., VRDO, LOC: Royal Bank of Canada, 0.38%, 4/1/2022 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0204, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	2,630	2,630

Series 2022-ZF1275, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	7,500	7,500

Town of East Lyme GO, BAN, 0.75%, 8/11/2022	3,922	3,922

Town of North Branford GO, BAN, 2.00%, 8/4/2022	12,455	12,520

		36,572

Florida — 6.2%

City of Lakeland, Education Facilities, Florida Southern College Project Series 2012B, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/7/2022 (b)	1,205	1,205

County of St. Lucie, Power and Light Co. Project Rev., VRDO, 0.11%, 3/1/2022 (b)	33,600	33,600

Highlands County Health Facilities Authority, Adventist Health System Series 2012I-2, Rev., VRDO, 0.19%, 3/7/2022 (b)	7,150	7,150

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

RBC Municipal Products, Inc. Trust, Floater Certificates

Series 2018-G-41, Rev., VRDO, LOC: Royal Bank of Canada, 0.40%, 3/1/2022 (b)	5,665	5,665

Series 2019-G113, Rev., VRDO, LOC: Royal Bank of Canada, 0.40%, 7/1/2022 (b)	17,500	17,500

Tender Option Bond Trust Receipts/Certificates

Series 2021-XG0323, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	3,255	3,255

Series 2020-XF2882, Rev., VRDO, AGM-CR, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	2,800	2,800

Series 2020-XX1136, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	4,745	4,745

Series 2020-YX1128, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	3,870	3,870

		79,790

Georgia — 1.4%

Development Authority of Monroe County (The), Gulf Power Co. Plant Scherer Project Rev., VRDO, 0.11%, 3/1/2022 (b)	9,800	9,800

Tender Option Bond Trust Receipts/Certificates

Series 2021-XM0961, Rev., VRDO, GTD, LIQ: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b) (c)	3,515	3,515

Series 2021-ZF1260, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	1,820	1,820

Series 2020-ZF0873, Rev., VRDO, LIQ: TD Bank NA, 0.25%, 3/7/2022 (b) (c)	3,000	3,000

		18,135

Idaho — 0.1%

State of Idaho GO, TAN, 3.00%, 6/30/2022	990	998

Illinois — 1.7%

Illinois Finance Authority, North Shore Country Day School Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.24%, 3/7/2022 (b)	9,500	9,500

Illinois Finance Authority, The University of Chicago Medical Center

Series 2009E-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.20%, 3/7/2022 (b)	1,100	1,100

Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.25%, 3/7/2022 (b)	2,330	2,330

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2535, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	3,840	3,840

Series 2020-XG0299, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	2,500	2,500

Series 2021-XM0938, GO, VRDO, LIQ: Bank of America NA, 0.25%, 3/7/2022 (b) (c)	2,550	2,550

		21,820

Indiana — 0.8%

Indiana Finance Authority, Parkview Health System, Inc. Series 2009B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 3/1/2022 (b)	9,835	9,835

Iowa — 3.3%

Iowa Finance Authority Economic Development Series 2009A, Rev., VRDO, 0.23%, 3/7/2022 (b)	4,000	4,000

Iowa Finance Authority, CJ Bio America, Inc., Project Rev., VRDO, LOC: Korea Development Bank, 0.24%, 3/7/2022 (b) (c)	20,000	20,000

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.19%, 3/7/2022 (b)	500	500

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.20%, 3/7/2022 (b)	3,000	3,000

Iowa Finance Authority, Unity Point Health Series 2013B-1, Rev., VRDO, LOC: TD Bank NA, 0.09%, 3/1/2022 (b)	14,710	14,710

		42,210

Kentucky — 1.3%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-116, Rev., VRDO, LOC: Royal Bank of Canada, 0.40%, 5/2/2022 (b) (c)	12,000	12,000

Tender Option Bond Trust Receipts/Certificates

Series 2020-XG0320, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	2,250	2,250

Series 2020-XM0881, Rev., VRDO, AGM, LIQ: Royal Bank of Canada, 0.24%, 3/7/2022 (b) (c)	2,800	2,800

		17,050

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2021-XG0338, Rev., VRDO, LOC: Bank of America NA, 0.27%, 3/7/2022 (b) (c)	1,525	1,525

Maine — 0.9%

City of South Portland, Middle School Project GO, BAN, 0.75%, 4/15/2022	10,000	10,001

Tender Option Bond Trust Receipts/Certificates Series 2021-XL0179, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	1,670	1,670

		11,671

Maryland — 2.9%

City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	6,665	6,665

RBC Municipal Products, Inc. Trust, Floater Certificates

Series 2018-G-28, Rev., VRDO, LOC: Royal Bank of Canada, 0.40%, 7/1/2022 (b) (c)	10,115	10,115

Series 2018-G-42, Rev., VRDO, LOC: Royal Bank of Canada, 0.40%, 7/1/2022 (b)	5,000	5,000

Tender Option Bond Trust Receipts/Certificates

Series 2021-XG0332, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	6,940	6,940

Series 2021-XG0335, Rev., VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	4,355	4,355

Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.25%, 3/7/2022 (b) (c)	4,000	4,000

		37,075

Massachusetts — 0.7%

City of Chicopee, Municipal Purpose Loan GO, 5.00%, 6/1/2022	275	278

City of Westfield GO, BAN, 1.50%, 6/10/2022	4,840	4,851

Tender Option Bond Trust Receipts/Certificates Series 2020-ZF0968, Rev., VRDO, FHA, LIQ: TD Bank NA, 0.24%, 3/7/2022 (b) (c)	3,335	3,335

Town of Grafton Series 2021A, GO, 5.00%, 4/1/2022	155	155

		8,619

Michigan — 0.7%

L’Anse Creuse Public Schools, School Building and Site GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.20%, 3/7/2022 (b)	8,815	8,815

Mississippi — 3.3%

County of Jackson, Chevron USA, Inc., Project Rev., VRDO, 0.08%, 3/1/2022 (b)	1,145	1,145

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007B, Rev., VRDO, 0.08%, 3/1/2022 (b)	2,405	2,405

Series 2009A, Rev., VRDO, 0.08%, 3/1/2022 (b)	410	410

Series 2009C, Rev., VRDO, 0.08%, 3/1/2022 (b)	865	865

Series 2009F, Rev., VRDO, 0.08%, 3/1/2022 (b)	4,825	4,825

Series 2010 H, Rev., VRDO, 0.08%, 3/1/2022 (b)	7,950	7,950

Series 2010 I, Rev., VRDO, 0.08%, 3/1/2022 (b)	2,810	2,810

Series 2010K, Rev., VRDO, 0.08%, 3/1/2022 (b)	4,480	4,480

Series 2010L, Rev., VRDO, 0.08%, 3/1/2022 (b)	6,330	6,330

Series 2011A, Rev., VRDO, 0.08%, 3/1/2022 (b)	2,475	2,475

Series 2011B, Rev., VRDO, 0.08%, 3/1/2022 (b)	4,975	4,975

Series 2011C, Rev., VRDO, 0.08%, 3/1/2022 (b)	3,200	3,200

		41,870

Missouri — 2.6%

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.19%, 3/7/2022 (b)	15,820	15,820

Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.08%, 3/1/2022 (b)	1,780	1,780

Missouri Development Finance Board, Cultural Facilities, Kauffman Center for The Performing Arts Project Series 2007A, Rev., VRDO, LIQ: PNC Bank NA, 0.09%, 3/1/2022 (b)	10,725	10,725

RBC Municipal Products, Inc. Trust, Floater Certificates Series C-16, Rev., VRDO, LOC: Royal Bank of Canada, 0.25%, 3/7/2022 (b)	4,950	4,950

		33,275

Nevada — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.24%, 3/7/2022 (b) (c)	1,000	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Hampshire — 0.0% (d)

Town of Salem GO, 5.00%, 3/15/2022	135	135

New Jersey — 2.8%

Borough of Dumont GO, BAN, 2.00%, 6/2/2022	3,530	3,541

City of Ventnor City GO, BAN, 1.00%, 7/14/2022	19,500	19,508

Hudson County Improvement Authority, County Guaranteed Pooled Notes Series 2021B-1, Rev., GTD, 1.50%, 4/28/2022	3,080	3,084

Tender Option Bond Trust Receipts/Certificates Series 2021-XF1245, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	1,330	1,330

Township of South Orange Village, Water Utility GO, BAN, 1.50%, 7/7/2022	9,000	9,020

		36,483

New York — 11.5%

City of New York, Fiscal Year 2014

Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.09%, 3/1/2022 (b)	2,900	2,900

Series 2014J, GO, 5.00%, 8/1/2022	570	580

City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.10%, 3/1/2022 (b)	360	360

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.09%, 3/1/2022 (b)	6,675	6,675

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries 2011A-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.10%, 3/1/2022 (b)	10,000	10,000

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.21%, 3/7/2022 (b)	22,000	22,000

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.11%, 3/1/2022 (b)	1,785	1,785

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.19%, 3/7/2022 (b)	9,405	9,405

New York City Water and Sewer System, Fiscal Year 2012 Subseries 2012A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.07%, 3/1/2022 (b)	12,630	12,630

New York City Water and Sewer System, Second General Resolution

Series 2009-BB-2, Rev., VRDO, LIQ: UBS AG, 0.09%, 3/1/2022 (b)	4,160	4,160

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Subseries CC-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.09%, 3/1/2022 (b)	400	400

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Series 2008-BB-5, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/1/2022 (b)	4,800	4,800

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2009 Series 2009BB-1, Rev., VRDO, LIQ: UBS AG, 0.09%, 3/1/2022 (b)	10,750	10,750

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 3/1/2022 (b)	8,000	8,000

Series AA, Subseries AA-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.09%, 3/1/2022 (b)	10,375	10,375

Phoenix Central School District GO, BAN, 1.00%, 6/30/2022	6,000	6,006

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 0.11%, 3/1/2022 (b)	13,425	13,425

Tender Option Bond Trust Receipts/Certificates

Series 2017-ZM0544, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	2,220	2,220

Series 2018-XF0635, Rev., VRDO, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b) (c)	6,185	6,185

Series 2018-XF2656, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b)	800	800

Series 2020-XF0947, Rev., VRDO, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b) (c)	500	500

Series 2021-XF1251, Rev., VRDO, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b) (c)	2,000	2,000

Series 2022-XF1286, Rev., VRDO, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b) (c)	2,500	2,500

Series 2017-XF2419, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	1,215	1,215

Series 2020-XF2917, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	2,475	2,475

Series 2021-XF2935, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	1,250	1,250

Series 2021-XG0311, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	1,430	1,430

Triborough Bridge and Tunnel Authority Subseries 2005 B-3, Rev., VRDO, LOC: State Street Bank & Trust, 0.08%, 3/1/2022 (b)	2,055	2,055

		146,881

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — 0.3%

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2813, Rev., VRDO, LIQ: Barclays Bank plc, 0.25%, 3/7/2022 (b) (c)	3,415	3,415

North Dakota — 0.3%

Tender Option Bond Trust Receipts/Certificates Series 2021-XG0336, COP, VRDO, AGM, LOC: TD Bank NA, 0.24%, 3/7/2022 (b) (c)	3,200	3,200

Ohio — 0.2%

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-E-132, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	2,065	2,065

Oklahoma — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2020-XF2884, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	1,370	1,370

Pennsylvania — 2.2%

Philadelphia Gas Works Co. Series D, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/7/2022 (b)	11,565	11,565

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2654, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b)	4,420	4,420

Series 2020-XM0876, Rev., VRDO, LIQ: Royal Bank of Canada, 0.24%, 3/7/2022 (b) (c)	1,875	1,875

		27,860

Rhode Island — 1.9%

City of Cranston

Series 2021A, GO, 5.00%, 8/15/2022	260	265

Series 2021-1, GO, BAN, 1.00%, 8/23/2022	5,000	5,002

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2559, Rev., VRDO, LIQ: Citibank NA, 0.23%, 3/7/2022 (b)	9,000	9,000

Series 2018-ZM0631, Rev., VRDO, LIQ: Royal Bank of Canada, 0.25%, 3/7/2022 (b)	6,035	6,035

Series 2018-ZM0632, Rev., VRDO, LIQ: Royal Bank of Canada, 0.25%, 3/7/2022 (b)	4,050	4,050

		24,352

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 1.1%

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	2,065	2,065

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G-109, Rev., VRDO, LOC: Royal Bank of Canada, 0.40%, 4/1/2022 (b) (c)	5,000	5,000

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b)	7,645	7,645

		14,710

Tennessee — 0.5%

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	2,000	2,000

Series 2018-XL0062, Rev., VRDO, LOC: Citibank NA, 0.25%, 3/7/2022 (b)	4,420	4,420

		6,420

Texas — 7.7%

Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project Rev., VRDO, LOC: Northern Trust Co., 0.27%, 3/7/2022 (b)	12,305	12,305

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series 2001A-2, Rev., VRDO, 0.08%, 3/1/2022 (b)	5,350	5,350

Series 2002A, Rev., VRDO, 0.08%, 3/1/2022 (b)	11,470	11,470

Subseries A-3, Rev., VRDO, 0.08%, 3/1/2022 (b)	1,010	1,010

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-149, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	5,500	5,500

Series 2019-G112, Rev., VRDO, LOC: Royal Bank of Canada, 0.40%, 7/1/2022 (b) (c)	9,000	9,000

State of Texas, Veterans

Series 2011A, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	3,870	3,870

Series 2012B, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	5,330	5,330

Series 2013B, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	7,900	7,900

Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	3,725	3,725

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

State of Texas, Veterans Housing Assistance Program

Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	19,005	19,005

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	2,810	2,810

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2721, GO, VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	3,335	3,335

Series 2022-XM0971, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	3,400	3,400

Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 0.25%, 3/7/2022 (b) (c)	4,000	4,000

		98,010

Utah — 0.8%

City of Murray, IHC Health Services, Inc. Series 2005D, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.07%, 3/1/2022 (b)	1,885	1,885

County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/1/2022 (b)	5,025	5,025

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 0.24%, 3/7/2022 (b) (c)	3,000	3,000

		9,910

Virginia — 1.2%

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF0955, Rev., VRDO, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b) (c)	5,335	5,335

Series 2020-ZF0997, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	3,055	3,055

Series 2020-ZF0998, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	1,660	1,660

Series 2020-ZF0999, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	2,270	2,270

Series 2021-XM0932, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	2,825	2,825

		15,145

Wisconsin — 0.5%

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0148, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	6,745	6,745

Total Municipal Bonds (Cost $874,655)		874,476

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 7.5%

New York — 1.7%

Nuveen New York AMT-Free Municipal Income Fund

Series 2, LIQ: Royal Bank of Canada, 0.25%, 3/7/2022 # (c)	6,600	6,600

Series 3, LIQ: Sumitomo Mitsui Banking Corp., 0.25%, 3/7/2022 # (c)	15,000	15,000

		21,600

Other — 5.8%

Nuveen AMT-Free Municipal Credit Income Fund Series 5, LIQ: Societe Generale, 0.25%, 3/7/2022 # (c)	17,400	17,400

Nuveen AMT-Free Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.25%, 3/7/2022 # (c)	5,000	5,000

Series 4-4895, LIQ: Barclays Bank plc, 0.25%, 3/7/2022 # (c)	30,000	30,000

Nuveen AMT-Free Quality Municipal Income Fund Series 5-1000, LOC: Sumitomo Mitsui Banking Corp., 0.25%, 3/7/2022 # (c)	5,000	5,000

Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.25%, 3/7/2022 # (c)	16,700	16,700

		74,100

Total Variable Rate Demand Preferred Shares (Cost $95,700)		95,700

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 22.7%

Commercial Paper — 22.7%

Alachua County Health Facilities Authority Series 08-A, 0.12%, 3/3/2022	6,240	6,240

Board of Regents of the University of Texas System

Series A, 0.21%, 3/14/2022	10,000	10,000

Series A, 0.11%, 3/16/2022	10,000	9,999

Series A, 0.16%, 3/21/2022	3,000	3,000

Series A, 0.15%, 3/29/2022	5,000	4,999

California Statewide Communities Development Authority

Series 9B-4, 0.12%, 3/8/2022	5,000	5,000

Series 9B-1, 0.12%, 3/9/2022	10,000	10,000

Series 9B-3, 0.14%, 3/10/2022	5,000	5,000

Series D, 0.23%, 3/22/2022	5,000	5,000

Series 08-B, 0.16%, 4/1/2022	1,000	1,000

Series 9B-4, 0.14%, 5/3/2022	2,500	2,498

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Series 08-C, 0.14%, 5/4/2022	10,000	9,993

Series 08-B, 0.16%, 6/8/2022	5,000	4,994

0.17%, 6/14/2022	3,000	2,996

City of Dallas, Waterworks & Sewer System

Series G, 0.17%, 4/12/2022	15,600	15,595

Series G, 0.33%, 4/12/2022	1,300	1,300

City of Garland, Water & Sewer System Series 2015, 0.50%, 4/14/2022	5,000	5,000

City of Houston, Tax Exempt

Series G-2, 0.18%, 3/10/2022	5,000	5,000

Series H-2, 0.18%, 3/10/2022	5,000	5,000

City of Los Angeles, Wastewater System Tax Exempt Series A-2, 0.17%, 3/1/2022	10,000	10,000

City of Rochester, Tax Exempt Series 2011, 0.30%, 4/6/2022	8,000	7,999

City of Jacksonville, Tax Exempt

Series 92, 0.48%, 5/17/2022	10,000	9,999

Series 94, 0.48%, 5/17/2022	10,000	9,999

East Bay Municipal Utility District, Tax Exempt

Series A-2, 0.12%, 3/2/2022	3,000	3,000

Series A-1, 0.10%, 3/3/2022	10,000	10,000

Series A-2, 0.23%, 4/5/2022	6,200	6,199

Health and Educational Facilities Authority of the State of Missouri, Tax Exempt Series 14-C, 0.12%, 3/10/2022	10,000	10,000

Indiana Finance Authority, Tax Exempt Series D-2, 0.17%, 3/9/2022	9,000	9,000

Los Angeles County Metropolitan Transportation Authority Series A, 0.17%, 3/1/2022	9,800	9,800

Louisville and Jefferson County Metropolitan Sewer District, Tax Exempt

Series A-1, 0.12%, 3/11/2022	7,500	7,500

Series A-1, 0.13%, 3/14/2022	5,000	5,000

Lower Colorado River Authority, Tax Exempt

Series B, 0.12%, 3/3/2022	2,170	2,170

Series B, 0.13%, 3/3/2022	1,918	1,918

Series B, 0.13%, 4/5/2022	1,735	1,734

Maryland Health and Higher Educational Facilities Authority Series B, 0.11%, 3/7/2022	5,790	5,790

Municipal Improvement Corp. of Los Angeles

Series A-1, 0.19%, 3/16/2022	4,500	4,500

Series A-2, 0.20%, 3/16/2022	5,200	5,200

Omaha Public Power District, Tax Exempt

Series A, 0.25%, 3/15/2022	12,500	12,500

Series A, 0.12%, 3/16/2022	7,000	6,999

San Diego County Water Authority, Tax Exempt Series 10, 0.17%, 3/2/2022	8,000	8,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

San Francisco City & County Public Utilities Commission Wastewater, Tax Exempt Series A-1, 0.17%, 3/9/2022	10,000	10,000

Southwestern Illinois Development Authority, Tax Exempt Series 17-B, 0.30%, 4/5/2022	5,000	4,999

Stafford County & Staunton Industrial Development Authority, Tax Exempt Series 8-A1, 0.25%, 3/11/2022	1,465	1,465

State of California, Tax Exempt Series A-1, 0.17%, 3/1/2022	10,000	10,000

Texas Public Finance Authority, Tax Exempt Series 19, 0.26%, 3/16/2022	3,300	3,300

Total Commercial Paper (Cost $289,718)		289,685

Total Short-Term Investments (Cost $289,718)		289,685

Total Investments — 98.6% (Cost $1,260,073)		1,259,861
Other Assets Less Liabilities — 1.4%		18,052

NET ASSETS — 100.0%		1,277,913

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4 (a) (2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — 2.7%

Hawaii — 0.8%

State of Hawaii

Series 2021GG, GO, 0.25%, 8/1/2022	8,000	7,988

Series 2021GD, GO, 0.25%, 10/1/2022	4,000	3,987

Series 2021GE, GO, 0.25%, 10/1/2022	1,750	1,744

		13,719

Michigan — 1.9%

Michigan Finance Authority, School Loan Revolving Fund Series 2019C, Rev., VRDO, LOC: Bank of America NA, 0.17%, 3/7/2022 (b)	22,750	22,750

Michigan Finance Authority, School Loan Revolving Fund, Federally Taxable Series 2019D, Rev., VRDO, LOC: PNC Bank NA, 0.17%, 3/7/2022 (b)	14,700	14,700

		37,450

Total Municipal Bonds (Cost $51,200)		51,169

Repurchase Agreements — 0.5%

Societe Generale SA, 0.23%, dated 2/28/2022, due 3/2/2022, repurchase price $10,000, collateralized by Corporate Notes and Bonds, 0.20% - 8.20%, due 6/28/2022 - 3/22/2030, FNMA, 2.34% -4.39%, due 12/26/2030 - 2/25/2047 and Sovereign Government Securities, 2.63% -10.13%, due 7/26/2022 - 9/30/2049, with a value of $10,793. (Cost $10,000)	10,000	10,000

Short-Term Investments — 96.8%

Commercial Paper — 43.4%

Barclays Bank plc (United Kingdom) 0.09%, 3/1/2022 (c) (d)	75,000	75,000

BNP Paribas SA (France) 0.07%, 3/1/2022 (d)	36,265	36,265

China Construction Bank Corp. (China) 0.09%, 3/1/2022 (c) (d)	75,000	75,000

Commonwealth Bank of Australia (Australia) 0.27%, 10/14/2022 (c) (d)	50,000	49,701

Cooperatieve Rabobank UA (Netherlands) 0.07%, 3/1/2022 (d)	75,000	75,000

DBS Bank Ltd. (Singapore) 0.30%, 6/2/2022 (c) (d)	30,000	29,957

DNB Bank ASA (Norway)

0.07%, 3/2/2022 (c) (d)	43,000	43,000

0.23%, 5/4/2022 (c) (d)	16,500	16,490

Landesbank Baden-Wurttemberg (Germany) 0.09%, 3/2/2022 (d)	61,000	61,000

Macquarie Bank Ltd. (Australia) 0.25%, 5/2/2022 (c) (d)	1,500	1,499

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

National Australia Bank Ltd. (Australia) (US Federal Funds Effective Rate (continuous series) + 0.14%), 0.22%, 3/1/2022 (c) (e)	32,000	32,001

Nieuw Amsterdam Receivables Corp. 0.16%, 3/9/2022 (c) (d)	5,000	5,000

NRW Bank (Germany) 0.06%, 3/2/2022 (c) (d)	60,000	60,000

Royal Bank of Canada (Canada) 0.21%, 6/22/2022 (c) (d)	35,000	34,933

Skandinaviska Enskilda Banken AB (Sweden) 0.20%, 4/21/2022 (c) (d)	30,000	29,988

Svenska Handelsbanken AB (Sweden) 0.27%, 10/18/2022 (c) (d)	50,000	49,686

Toronto-Dominion Bank (The) (Canada) (US Federal Funds Effective Rate (continuous series) + 0.10%), 0.18%, 3/1/2022 (c) (e)	77,000	76,994

UBS AG (Switzerland) 0.27%, 7/20/2022 (c) (d)	30,000	29,919

United Overseas Bank Ltd. (Singapore)

0.23%, 5/5/2022 (c) (d)	35,000	34,978

0.23%, 5/10/2022 (c) (d)	18,000	17,987

Total Commercial Paper (Cost $834,976)		834,398

Certificates of Deposit — 35.2%

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.14%), 0.19%, 3/1/2022 (e)	41,000	41,000

(SOFR + 0.14%), 0.19%, 3/1/2022 (e)	35,000	34,999

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.14%), 0.19%, 3/1/2022 (e)	50,000	50,001

0.24%, 4/6/2022	42,000	42,003

KBC Bank NV (Belgium) 0.07%, 3/4/2022	35,000	35,000

Kookmin Bank (South Korea) 0.16%, 3/14/2022	63,000	63,002

Mizuho Bank Ltd. (Japan) 0.25%, 5/5/2022	37,000	36,992

MUFG Bank Ltd. (Japan) (SOFR + 0.19%), 0.24%, 3/1/2022 (e)	65,000	64,996

Shinhan Bank (South Korea) 0.25%, 10/6/2022	37,000	36,824

Standard Chartered Bank (United Kingdom) (SOFR + 0.19%), 0.24%, 3/1/2022 (e)	30,000	29,999

Sumitomo Mitsui Banking Corp. (Japan) 0.25%, 5/6/2022	25,000	24,996

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.07%, 3/1/2022	45,000	45,000

0.25%, 5/11/2022	26,000	25,993

Svenska Handelsbanken AB (Sweden) 0.20%, 6/21/2022	50,000	49,944

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Short-Term Investments — continued

Certificates of Deposit — continued

Westpac Banking Corp. (Australia) (SOFR + 0.14%), 0.19%, 3/1/2022 (e)	75,000	74,980

Woori Bank (South Korea) 0.16%, 3/10/2022 (c)	20,000	20,000

Total Certificates of Deposit (Cost $676,000)		675,729

Time Deposits — 18.2%

Credit Agricole Corporate and Investment Bank 0.07%, 3/1/2022	75,582	75,582

Erste Group Bank AG 0.07%, 3/1/2022	85,000	85,000

First Abu Dhabi Bank USC NV 0.07%, 3/1/2022	85,000	85,000

Mizuho Bank Ltd. 0.07%, 3/1/2022	50,000	50,000

Skandinaviska Enskilda Banken AB 0.07%, 3/1/2022	55,000	55,000

Total Time Deposits (Cost $350,582)		350,582

Total Short-Term Investments (Cost $1,861,558)		1,860,709

Total Investments — 100.0% (Cost $1,922,758)		1,921,878
Other Assets Less Liabilities — 0.0% (f)		116

NET ASSETS — 100.0%		1,921,994

Percentages indicated are based on net assets.

Abbreviations

FNMA	Federal National Mortgage Association
GO	General Obligation
LOC	Letter of Credit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4 (a) (2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of February 28, 2022.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(f)	Amount rounds to less than 0.1% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 12.2%

Barclays Capital, Inc., 0.26%, dated 2/28/2022, due 4/4/2022, repurchase price $20,005, collateralized by Collateralized Mortgage Obligations, 0.84% - 3.04%, due 8/15/2036 - 10/18/2052, with a value of $21,600.	20,000	20,000

Barclays Capital, Inc., 0.26%, dated 2/28/2022, due 4/4/2022, repurchase price $30,008, collateralized by Collateralized Mortgage Obligations, 0.84% - 1.13%, due 8/15/2036 - 8/17/2057, with a value of $32,400.	30,000	30,000

BMO Capital Markets Corp., 0.19%, dated 2/28/2022, due 3/7/2022, repurchase price $50,002, collateralized by Asset-Backed Securities, 0.00% - 3.66%, due 5/20/2024 - 6/25/2038, Corporate Notes and Bonds, 0.90% - 11.88%, due 11/9/2022 - 8/15/2062^ and FHLMC, 0.25%, due 9/8/2023, with a value of $53,369.	50,000	50,000

BNP Paribas SA, 0.24%, dated 2/28/2022, due 3/1/2022, repurchase price $50,000, collateralized by Asset-Backed Securities, 6.91%, due 1/23/2029, Corporate Notes and Bonds, 0.00% - 10.75%, due 4/11/2024 - 3/1/2026 and Sovereign Government Securities, 7.25% - 8.50%, due 12/23/2023 - 1/31/2047, with a value of $54,007.	50,000	50,000

BNP Paribas SA, 0.20%, dated 2/28/2022, due 3/16/2022, repurchase price $10,001, collateralized by Asset-Backed Securities, 5.34%, due 8/15/2025 and FNMA, 3.70% -6.25%, due 2/26/2024 - 11/25/2041, with a value of $10,794.	10,000	10,000

BofA Securities, Inc., 0.44%, dated 2/28/2022, due 4/4/2022, repurchase price $100,043, collateralized by Collateralized Mortgage Obligations, 0.71% -6.50%, due 11/15/2033 - 11/25/2053, Corporate Notes and Bonds, 0.75% - 3.80%, due 9/2/2023 - 1/10/2024, Municipal Debt Securities, 6.50%, due 7/1/2036 and Sovereign Government Securities, 1.13% -10.38%, due 3/11/2022 - 3/11/2061, with a value of $107,420.	100,000	100,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Suisse Securities USA LLC, 0.47%, dated 2/28/2022, due 4/4/2022, repurchase price $40,018, collateralized by Asset-Backed Securities, 0.00% - 15.00%, due 4/17/2025 - 1/25/2060, Collateralized Mortgage Obligations, 0.00% - 6.75%, due 5/30/2023 - 11/27/2051 and Corporate Notes and Bonds, 0.00%, due 2/8/2023, with a value of $43,255.	40,000	40,000

HSBC Securities USA, Inc., 0.18%, dated 2/28/2022, due 3/1/2022, repurchase price $25,000, collateralized by Corporate Notes and Bonds, 2.30% - 8.10%, due 3/25/2028 - 5/15/2051, Sovereign Government Securities, 1.25%, due 4/7/2026 and U.S. Treasury Securities, 0.00% - 0.75%, due 6/7/2022 -11/15/2029, with a value of $25,875.	25,000	25,000

ING Financial Markets LLC, 0.30%, dated 2/28/2022, due 3/30/2022, repurchase price $25,006, collateralized by Common Stocks, with a value of $27,013.	25,000	25,000

Societe Generale SA, 0.21%, dated 2/28/2022, due 3/1/2022, repurchase price $125,001, collateralized by Asset-Backed Securities, 0.39% - 3.95%, due 5/15/2027 - 5/25/2037, Collateralized Mortgage Obligations, 0.53%, due 4/15/2036, Corporate Notes and Bonds, 1.38% - 13.00%, due 3/17/2022 - 4/1/2061^, Sovereign Government Securities, 0.40% - 8.75%, due 10/21/2023 - 3/11/2061 and U.S. Treasury Securities, 1.75%, due 3/31/2022, with a value of $134,593.	125,000	125,000

Societe Generale SA, 0.23%, dated 2/28/2022, due 3/2/2022, repurchase price $70,001, collateralized by Asset-Backed Securities, 0.43% - 1.84%, due 9/25/2035 - 10/25/2037, Collateralized Mortgage Obligations, 3.25% - 4.50%, due 10/15/2036 - 6/25/2058, Corporate Notes and Bonds, 1.38% - 10.88%, due 3/17/2022 - 9/1/2050^, FNMA, 4.39%, due 2/25/2047 and Sovereign Government Securities, 2.63% - 10.13%, due 7/26/2022 - 1/23/2050, with a value of $75,502.	70,000	70,000

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.31%, dated 2/28/2022, due 5/31/2022, repurchase price $75,059, collateralized by Asset-Backed Securities, 0.25% - 7.13%, due 4/22/2025 - 10/25/2037, Collateralized Mortgage Obligations, 2.60% - 5.40%, due 6/15/2035 - 5/25/2060, Corporate Notes and Bonds, 1.57% - 13.00%, due 9/15/2022 - 8/15/2048^, FNMA, 2.24% - 4.39%, due 2/25/2030 - 2/25/2047 and Sovereign Government Securities, 2.63% -10.13%, due 1/5/2023 - 1/23/2050, with a value of $81,030.	75,000	75,000

TD Securities (USA) LLC, 0.14%, dated 2/28/2022, due 3/1/2022, repurchase price $45,000, collateralized by Corporate Notes and Bonds, 2.50% - 3.70%, due 11/15/2029 -10/12/2031, with a value of $47,251.	45,000	45,000

TD Securities (USA) LLC, 0.18%, dated 2/28/2022, due 3/4/2022, repurchase price $100,002, collateralized by Corporate Notes and Bonds, 1.15%, due 7/8/2027 and U.S. Treasury Securities, 2.75%, due 11/15/2023, with a value of $102,900.	100,000	100,000

Total Repurchase Agreements (Cost $765,000)		765,000

Short-Term Investments — 87.6%

Commercial Paper — 31.5%

ABN AMRO Funding USA LLC (Netherlands) 0.20%, 4/5/2022 (b) (c)	46,500	46,491

Atlantic Asset Securitization LLC (SOFR + 0.18%), 0.23%, 3/1/2022 (b) (d)	25,000	25,000

Australia & New Zealand Banking Group Ltd. (Australia) (SOFR + 0.19%), 0.24%, 3/1/2022 (b) (d)	5,000	5,000

Banco Del Estado De Chile (Chile) Series A, 0.24%, 3/21/2022 (b) (c)	30,000	29,996

Bank of Montreal (Canada) (SOFR + 0.26%), 0.31%, 3/1/2022 (d)	25,000	25,000

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (b) (d)	25,000	25,000

0.21%, 6/22/2022 (b) (c)	20,000	19,987

0.21%, 10/6/2022 (b) (c)	35,000	34,955

Barclays Bank plc (United Kingdom) 0.09%, 3/1/2022 (b) (c)	190,000	190,000

Bedford Row Funding Corp.

(US Federal Funds Effective Rate (continuous series) + 0.12%), 0.20%, 3/1/2022 (b) (d)	25,000	25,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

(ICE LIBOR USD 3 Month + 0.05%), 0.54%, 5/20/2022 (b) (d)	25,000	25,000

BNP Paribas SA (France)

0.08%, 3/1/2022 (c)	25,000	25,000

0.18%, 3/22/2022 (c)	16,000	15,998

0.18%, 4/7/2022 (c)	50,000	49,991

0.35%, 5/4/2022 (c)	23,000	22,986

BofA Securities, Inc. (SOFR + 0.22%), 0.27%, 3/1/2022 (d)	15,000	15,000

Cancara Asset Securitisation LLC 0.16%, 3/16/2022 (c)	10,000	9,999

CDP Financial, Inc. (Canada) 0.62%, 8/1/2022 (b) (c)	15,000	14,960

Cooperatieve Rabobank UA (Netherlands) 0.07%, 3/1/2022 (c)	175,000	175,000

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.18%, 4/12/2022 (b) (c)	25,000	24,995

0.23%, 5/5/2022 (b) (c)	30,000	29,987

0.35%, 6/7/2022 (b) (c)	55,000	54,948

Goldman Sachs International Bank (United Kingdom) 0.18%, 4/8/2022 (c)	50,000	49,990

Lloyds Bank plc (United Kingdom) 0.13%, 3/17/2022 (c)	25,000	24,999

Macquarie Bank Ltd. (Australia)

(SOFR + 0.18%), 0.23%, 3/1/2022 (b) (d)	10,000	10,000

(SOFR + 0.23%), 0.28%, 3/1/2022 (b) (d)	50,000	50,000

0.17%, 4/6/2022 (b) (c)	30,000	29,995

0.30%, 5/23/2022 (b) (c)	40,000	39,972

National Australia Bank Ltd. (Australia)

(US Federal Funds Effective Rate (continuous series) + 0.07%), 0.15%, 3/1/2022 (b) (d)	25,000	25,000

(US Federal Funds Effective Rate (continuous series) + 0.14%), 0.22%, 3/1/2022 (b) (d)	25,000	25,000

(SOFR + 0.12%), 0.17%, 3/1/2022 (b) (d)	13,000	13,000

(SOFR + 0.19%), 0.24%, 3/1/2022 (b) (d)	24,000	24,000

(ICE LIBOR USD 1 Month + 0.09%), 0.21%, 3/8/2022 (b) (d)	25,000	25,000

0.23%, 3/31/2022 (b) (c)	30,000	29,994

National Bank of Canada (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (b) (d)	15,000	15,000

0.25%, 3/24/2022 (b) (c)	20,000	19,997

Nationwide Building Society (United Kingdom) 0.13%, 3/14/2022 (c)	25,000	24,999

0.16%, 3/18/2022 (b) (c)	50,000	49,996

NRW Bank (Germany) 0.08%, 3/7/2022 (b) (c)	100,000	99,999

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Short-Term Investments — continued

Commercial Paper — continued

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.04%), 0.22%, 3/2/2022 (b) (d)	25,000	25,000

0.23%, 5/5/2022 (b) (c)	50,000	49,979

0.21%, 6/22/2022 (b) (c)	20,000	19,987

0.24%, 10/12/2022 (b) (c)	15,000	14,978

Sheffield Receivables Co. LLC (United Kingdom) (SOFR + 0.21%), 0.26%, 3/1/2022 (b) (d)	20,000	20,000

Skandinaviska Enskilda Banken AB (Sweden)

0.21%, 5/4/2022 (b) (c)	21,000	20,992

0.24%, 6/21/2022 (b) (c)	25,000	24,981

0.20%, 6/27/2022 (b) (c)	100,000	99,935

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.25%, 4/4/2022 (b) (c)	15,000	14,996

Svenska Handelsbanken AB (Sweden)

(SOFR + 0.20%), 0.25%, 3/1/2022 (b) (d)	10,000	10,000

0.24%, 7/1/2022 (b) (c)	25,000	24,980

Toronto-Dominion Bank (The) (Canada) 0.20%, 7/8/2022 (b) (c)	25,000	24,982

UBS AG (Switzerland)

(SOFR + 0.22%), 0.27%, 3/1/2022 (b) (d)	15,000	15,000

(SOFR + 0.23%), 0.28%, 3/1/2022 (b) (d)	8,000	8,000

0.24%, 3/29/2022 (b) (c)	50,000	49,991

0.20%, 7/6/2022 (b) (c)	25,000	24,982

United Overseas Bank Ltd. (Singapore)

(SOFR + 0.18%), 0.23%, 3/1/2022 (b) (d)	10,000	10,000

(SOFR + 0.18%), 0.23%, 3/1/2022 (b) (d)	6,000	6,000

0.23%, 5/10/2022 (b) (c)	25,000	24,989

Westpac Banking Corp. (Australia)

0.20%, 7/1/2022 (b) (c)	20,000	19,987

0.21%, 9/30/2022 (b) (c)	20,000	19,975

Total Commercial Paper (Cost $1,976,968)		1,976,968

Certificates of Deposit — 30.4%

Bank of Montreal (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (d)	10,000	10,000

(SOFR + 0.25%), 0.30%, 3/1/2022 (d)	15,000	15,000

(ICE LIBOR USD 3 Month + 0.05%), 0.26%, 3/16/2022 (d)	10,000	10,000

0.23%, 5/11/2022	50,000	50,000

0.21%, 6/22/2022	21,000	21,000

0.24%, 10/12/2022	30,000	30,000

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (d)	10,000	10,000

(SOFR + 0.16%), 0.21%, 3/1/2022 (d)	20,000	20,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

Barclays Bank plc (United Kingdom) 0.26%, 4/1/2022	50,000	50,000

BNP Paribas SA (SOFR + 0.00%), 0.20%, 3/1/2022 (d)	10,000	10,000

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.15%), 0.20%, 3/1/2022 (d)	25,000	25,000

(SOFR + 0.15%), 0.20%, 3/1/2022 (d)	80,000	80,000

(SOFR + 0.25%), 0.30%, 3/1/2022 (d)	10,000	10,000

China Construction Bank Corp. (China) 0.10%, 3/2/2022	50,000	50,000

Cooperatieve Rabobank UA (Netherlands)

(SOFR + 0.15%), 0.20%, 3/1/2022 (d)	16,000	16,000

(SOFR + 0.16%), 0.21%, 3/1/2022 (d)	25,000	25,000

0.22%, 7/5/2022 (c)	50,000	49,962

0.23%, 10/14/2022	25,000	25,000

Credit Industriel et Commercial (France)

(SOFR + 0.16%), 0.21%, 3/1/2022 (d)	15,000	15,000

(SOFR + 0.21%), 0.26%, 3/1/2022 (d)	25,000	25,000

(SOFR + 0.22%), 0.27%, 3/1/2022 (d)	11,000	11,000

0.22%, 3/7/2022 (c)	50,000	49,998

Credit Suisse AG (Switzerland) (SOFR + 0.18%), 0.23%, 3/1/2022 (d)	32,000	32,000

Erste Group Bank AG (Austria) 0.15%, 3/4/2022	25,000	25,000

Goldman Sachs Bank USA (SOFR + 0.21%), 0.26%, 3/1/2022 (d)	11,000	11,000

Industrial & Commercial Bank of China Ltd. (China)

0.09%, 3/2/2022	25,000	25,000

0.10%, 3/4/2022	50,000	50,000

ING Bank NV (Netherlands) 0.21%, 7/13/2022	25,000	25,000

Kookmin Bank (South Korea) (ICE LIBOR USD 1 Month + 0.21%), 0.39%, 3/29/2022 (d)	25,000	25,000

Korea Development Bank (South Korea) 0.26%, 4/20/2022	10,000	10,000

Landesbank Baden-Wurttemberg (Germany) 0.09%, 3/1/2022	75,000	75,000

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.18%, 3/1/2022 (c)	60,000	60,000

(SOFR + 0.16%), 0.21%, 3/1/2022 (d)	15,000	15,000

0.18%, 3/7/2022 (c)	25,000	24,999

Mizuho Bank Ltd. (Japan)

0.15%, 3/11/2022	50,000	50,000

0.17%, 4/7/2022	25,000	25,000

0.30%, 6/1/2022	35,000	35,000

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Short-Term Investments — continued

Certificates of Deposit — continued

MUFG Bank Ltd. (Japan)

(SOFR + 0.19%), 0.24%, 3/1/2022 (d)	10,000	10,000

(SOFR + 0.19%), 0.24%, 3/1/2022 (d)	14,000	14,000

0.20%, 3/2/2022	20,000	20,000

0.18%, 4/20/2022	20,000	20,000

0.25%, 5/3/2022	25,000	25,000

0.30%, 6/6/2022	20,000	20,000

National Australia Bank Ltd. (United Kingdom)

0.17%, 4/20/2022 (c)	50,000	49,988

0.25%, 4/28/2022 (c)	20,000	19,992

Natixis SA (France)

(SOFR + 0.13%), 0.18%, 3/1/2022 (d)	25,000	25,000

(SOFR + 0.13%), 0.18%, 3/1/2022 (d)	50,000	50,000

0.20%, 7/13/2022	10,000	10,000

Nordea Bank Abp (Finland) 0.20%, 6/29/2022	25,000	25,000

Norinchukin Bank (The) (Japan)

0.15%, 3/7/2022	50,000	50,000

0.12%, 3/11/2022	25,000	25,000

Oversea-Chinese Banking Corp. Ltd. (Singapore) 0.25%, 3/15/2022	25,000	25,000

Royal Bank of Canada (Canada) (SOFR + 0.17%), 0.22%, 3/1/2022 (d)	10,000	10,000

Standard Chartered Bank (United Kingdom)

(SOFR + 0.19%), 0.24%, 3/1/2022 (d)	16,000	16,000

0.18%, 4/8/2022	80,000	80,000

Sumitomo Mitsui Banking Corp. (Japan)

(SOFR + 0.22%), 0.27%, 3/1/2022 (d)	25,000	25,000

0.17%, 4/14/2022	25,000	25,000

0.20%, 4/26/2022	30,000	30,000

0.25%, 5/9/2022	10,000	10,000

Sumitomo Mitsui Trust Bank Ltd. (Japan)

(SOFR + 0.19%), 0.24%, 3/1/2022 (d)	25,000	25,000

(SOFR + 0.20%), 0.25%, 3/1/2022 (d)	13,000	13,000

0.07%, 3/2/2022	35,000	35,000

0.17%, 4/13/2022	50,000	50,000

Svenska Handelsbanken AB (Sweden) 0.20%, 6/28/2022	25,000	25,000

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 3/1/2022 (d)	25,000	25,000

0.26%, 4/21/2022 (c)	25,000	24,991

0.27%, 4/27/2022 (c)	25,000	24,989

Total Certificates of Deposit (Cost $1,903,919)		1,903,919

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — 25.7%

Agricultural Bank of China Ltd.

0.09%, 3/1/2022	25,000	25,000

0.09%, 3/2/2022	35,000	35,000

0.09%, 3/4/2022	100,000	100,000

Australia & New Zealand Banking Group Ltd.

0.08%, 3/2/2022	100,000	100,000

0.08%, 3/3/2022	100,000	100,000

Credit Agricole Corporate and Investment Bank

0.07%, 3/1/2022	71,048	71,048

0.10%, 3/1/2022	25,000	25,000

0.10%, 3/3/2022	20,000	20,000

0.10%, 3/4/2022	125,000	125,000

Erste Group Bank AG 0.07%, 3/1/2022	250,000	250,000

First Abu Dhabi Bank USC NV 0.07%, 3/1/2022	200,000	200,000

Industrial & Commercial Bank of China Ltd. 0.09%, 3/1/2022	100,000	100,000

ING Bank NV 0.08%, 3/3/2022	100,000	100,000

Mizuho Bank Ltd. 0.07%, 3/1/2022	120,000	120,000

Royal Bank of Canada 0.07%, 3/1/2022	140,000	140,000

Skandinaviska Enskilda Banken AB 0.07%, 3/1/2022	100,000	100,000

Total Time Deposits (Cost $1,611,048)		1,611,048

Total Short-term Investments (Cost $5,491,935)		5,491,935

Total Investments — 99.8% (Cost $6,256,935) *		6,256,935
Other Assets Less Liabilities — 0.2%		14,538

NET ASSETS — 100.0%		6,271,473

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4 (a) (2), of the Securities Act of 1933, as amended.

(c)	The rate shown is the effective yield as of February 28, 2022.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.
^	Certain securities are perpetual and thus, do not have predetermined maturity dates. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The coupon rates shown are the rates in effect as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 73.7%

Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $1,600,002. (b)	1,600,000	1,600,000

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.05-0.06%, dated 2/28/2022, due 3/1/2022, repurchase price $469,699. (c)	469,698	469,698

Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $78,679. (d)	78,679	78,679

Bank of America NA, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $750,001, collateralized by GNMA, 3.00%, due 11/20/2042 - 10/20/2046, with a value of $765,000.	750,000	750,000

Bank of Montreal, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $515,001, collateralized by FHLMC, 0.49% - 3.50%, due 6/15/2027 - 3/1/2052, FNMA, 0.44% - 6.00%, due 4/25/2025 - 2/1/2052 and GNMA, 0.26% - 3.50%, due 6/16/2028 - 1/20/2072, with a value of $528,775.	515,000	515,000

Bank of Montreal, 0.06%, dated 2/28/2022, due 3/7/2022, repurchase price $300,004, collateralized by FHLMC, 3.00%, due 2/1/2052, FNMA, 2.00% - 2.50%, due 2/1/2037 - 2/1/2052 and GNMA, 0.30% - 5.50%, due 9/20/2033 - 1/20/2052, with a value of $307,080.	300,000	300,000

Bank of Montreal, 0.06%, dated 2/28/2022, due 3/7/2022, repurchase price $400,005, collateralized by FHLMC, 3.50%, due 8/1/2051, FNMA, 3.50%, due 8/1/2044 and GNMA, 0.30% - 8.00%, due 7/20/2029 - 9/20/2069, with a value of $408,630.	400,000	400,000

Bank of Montreal, 0.07%, dated 2/28/2022, due 3/7/2022, repurchase price $600,008, collateralized by FFCB, 0.71% - 4.80%, due 4/1/2022 - 2/22/2028, FHLB, 0.25% - 3.25%, due 3/11/2022 - 2/18/2037, FHLMC, 0.55% - 7.25%, due 9/2/2025 - 12/1/2051, FNMA, 1.50% - 5.50%, due 7/1/2025 - 3/1/2052 and GNMA, 0.30% - 6.05%, due 6/15/2027 - 1/20/2072, with a value of $613,178.	600,000	600,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bank of Nova Scotia (The), 0.06%, dated 2/28/2022, due 3/1/2022, repurchase price $250,000, collateralized by FFCB, 1.94%, due 6/30/2031, GNMA, 3.00% - 6.50%, due 5/15/2040 - 4/20/2051 and U.S. Treasury Securities, 1.25% - 3.13%, due 11/15/2028 - 8/15/2031, with a value of $255,000.	250,000	250,000

BMO Capital Markets Corp., 0.07%, dated 2/28/2022, due 3/7/2022, repurchase price $500,007, collateralized by FFCB, 0.13% - 3.07%, due 7/13/2022 - 11/28/2033, FHLB, 0.63%, due 12/22/2023, FHLMC, 0.25% - 4.50%, due 1/25/2023 - 12/25/2051, FNMA, 0.50% - 12.50%, due 10/25/2023 - 4/25/2053, GNMA, 0.36% - 189.00%, due 4/20/2034 - 1/20/2072 and Tennessee Valley Authority, 4.63%, due 9/15/2060, with a value of $515,039.	500,000	500,000

BNP Paribas SA, 0.06%, dated 2/28/2022, due 3/1/2022, repurchase price $2,500,004, collateralized by FFCB, 1.95% - 2.99%, due 7/18/2034 - 8/13/2040, FHLB, 3.93%, due 7/11/2033, FHLMC, 0.00% - 7.00%, due 12/11/2025 - 1/1/2052, FNMA, 0.00% - 6.50%, due 6/1/2023 - 2/1/2052, GNMA, 0.51% - 6.50%, due 9/15/2024 - 1/20/2052 and U.S. Treasury Securities, 0.00% - 7.50%, due 3/10/2022 - 2/15/2051, with a value of $2,551,304.	2,500,000	2,500,000

BNP Paribas SA, 0.05%, dated 2/28/2022, due 3/2/2022, repurchase price $2,000,006, collateralized by FHLB, 4.00%, due 9/1/2028, FHLMC, 0.00% - 7.00%, due 11/15/2025 - 5/1/2050, FNMA, 2.50% - 6.00%, due 6/1/2023 - 2/1/2052, GNMA, 0.54% - 5.00%, due 9/15/2027 - 1/20/2052 and U.S. Treasury Securities, 0.00% - 5.25%, due 5/3/2022 - 5/15/2051, with a value of $2,040,314.	2,000,000	2,000,000

BNP Paribas SA, 0.05%, dated 2/28/2022, due 3/3/2022, repurchase price $5,250,022, collateralized by FFCB, 3.99%, due 6/20/2033, FHLMC, 0.69% - 7.50%, due 11/1/2027 - 3/1/2052, FNMA, 0.88% - 7.00%, due 12/18/2026 - 2/1/2057, GNMA, 0.46% - 5.00%, due 11/20/2034 - 7/20/2051 and U.S. Treasury Securities, 0.00% - 7.63%, due 3/17/2022 - 2/15/2052, with a value of $5,355,109.	5,250,000	5,250,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.05%, dated 2/28/2022, due 3/7/2022, repurchase price $2,500,024, collateralized by FFCB, 1.95%, due 8/13/2040, FHLMC, 0.00% - 7.50%, due 8/1/2024 -2/1/2052, FNMA, 2.00% - 6.50%, due 8/1/2034 - 1/1/2052, GNMA, 0.51% - 6.50%, due 11/20/2026 - 9/20/2051 and U.S. Treasury Securities, 0.00% - 5.25%, due 3/22/2022 - 11/15/2050, with a value of $2,550,305.	2,500,000	2,500,000

BNP Paribas SA, 0.06%, dated 2/28/2022, due 3/7/2022, repurchase price $1,000,012, collateralized by FFCB, 1.95% - 3.46%, due 3/9/2038 - 12/22/2045, FHLB, 4.10%, due 10/24/2033, FHLMC, 0.00% - 8.00%, due 3/15/2028 - 9/1/2051, FNMA, 0.00% - 8.00%, due 5/15/2022 - 1/1/2052, GNMA, 0.61% - 5.00%, due 9/15/2024 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 7.63%, due 6/21/2022 - 8/15/2051, with a value of $1,020,362.	1,000,000	1,000,000

BNP Paribas SA, 0.06%, dated 2/28/2022, due 3/7/2022, repurchase price $1,000,012, collateralized by FFCB, 2.99% - 3.46%, due 7/18/2034 - 3/9/2038, FHLB, 0.90% - 3.93%, due 2/26/2027 - 7/11/2033, FHLMC, 0.00% - 4.50%, due 12/11/2025 - 2/1/2052, FNMA, 0.00% - 6.50%, due 9/1/2022 - 9/1/2051, GNMA, 0.46% - 5.00%, due 10/15/2026 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 7.63%, due 6/30/2022 - 2/15/2051, with a value of $1,020,529.	1,000,000	1,000,000

BNP Paribas SA, 0.06%, dated 2/28/2022, due 3/7/2022, repurchase price $1,500,018, collateralized by FFCB, 1.95%, due 8/13/2040, FHLMC, 2.15% - 8.00%, due 11/15/2025 - 2/1/2052, FNMA, 2.00% - 6.50%, due 6/1/2023 - 3/1/2052, GNMA, 0.46% - 5.00%, due 10/20/2041 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 7.50%, due 1/15/2023 - 11/15/2051, with a value of $1,530,500.	1,500,000	1,500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canadian Imperial Bank of Commerce, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $125,000, collateralized by FHLMC, 2.05% - 4.00%, due 10/1/2038 - 4/1/2051, FNMA, 1.78% - 5.50%, due 1/1/2029 - 2/1/2052 and GNMA, 1.82% - 4.70%, due 10/20/2049 - 8/20/2069, with a value of $127,500.	125,000	125,000

Credit Agricole Corporate and Investment Bank, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $225,000, collateralized by GNMA, 2.00%, due 1/20/2051, with a value of $229,500.	225,000	225,000

Daiwa Capital Markets America, Inc., 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $3,000,004, collateralized by FHLB, 0.00%, due 3/25/2022, FHLMC, 1.00% - 6.50%, due 7/1/2024 - 2/1/2052, FNMA, 1.50% - 6.50%, due 3/25/2022 - 12/1/2051, GNMA, 1.50% - 5.60%, due 10/15/2032 - 2/20/2052 and U.S. Treasury Securities, 0.00% - 7.25%, due 3/15/2022 - 11/15/2051, with a value of $3,060,009.	3,000,000	3,000,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $3,000,004, collateralized by U.S. Treasury Securities, 0.25% - 2.38%, due 2/29/2024 - 11/15/2049, with a value of $3,000,004.	3,000,000	3,000,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $4,850,007, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 3/31/2023 - 11/15/2049, with a value of $4,850,007.	4,850,000	4,850,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $5,500,008, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 12/31/2022 - 5/15/2024, with a value of $5,500,008.	5,500,000	5,500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $5,800,008, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 5/31/2023 - 11/15/2049, with a value of $5,800,008.	5,800,000	5,800,000

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,300,013, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 4/30/2023 - 11/15/2049, with a value of $9,300,013.	9,300,000	9,300,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.13% - 0.25%, due 2/28/2023 - 5/15/2024, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.13% - 0.38%, due 2/28/2023 - 7/15/2024, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.13% - 2.88%, due 2/28/2023 - 11/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.13% - 2.75%, due 4/30/2023 - 11/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.25% - 2.88%, due 11/30/2023 - 11/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.25% - 2.38%, due 5/15/2024 - 11/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.25% - 2.38%, due 3/31/2024 - 11/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.25% - 2.38%, due 3/31/2024 - 11/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.25% - 2.38%, due 5/15/2024 - 11/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.25% - 2.88%, due 11/30/2023 - 11/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

Fixed Income Clearing Corp., 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $7,000,010, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 8/11/2022 - 5/15/2051, with a value of $7,140,000.	7,000,000	7,000,000

Goldman Sachs & Co. LLC, 0.06%, dated 2/28/2022, due 3/3/2022, repurchase price $2,750,013, collateralized by GNMA, 1.94% - 7.00%, due 6/20/2023 - 4/15/2063, with a value of $2,805,000.	2,750,000	2,750,000

ING Financial Markets LLC, 0.06%, dated 2/28/2022, due 3/17/2022, repurchase price $200,006, collateralized by FHLMC, 1.84% - 3.50%, due 8/1/2046 - 11/1/2051, FNMA, 1.50% - 4.00%, due 8/1/2034 - 9/1/2057 and GNMA, 5.00%, due 11/20/2048, with a value of $204,010.	200,000	200,000

ING Financial Markets LLC, 0.07%, dated 2/28/2022, due 3/17/2022, repurchase price $300,009, collateralized by FHLMC, 1.43% - 7.00%, due 9/1/2029 - 11/1/2051, FNMA, 1.50% - 5.50%, due 7/1/2028 - 9/1/2057 and GNMA, 2.00% - 3.00%, due 10/20/2049 - 5/20/2051, with a value of $306,032.	300,000	300,000

ING Financial Markets LLC, 0.07%, dated 2/28/2022, due 3/17/2022, repurchase price $300,009, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 3/31/2022 - 8/15/2051, with a value of $306,035.	300,000	300,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

ING Financial Markets LLC, 0.07%, dated 2/28/2022, due 3/17/2022, repurchase price $350,011, collateralized by FHLMC, 1.50% - 7.00%, due 9/1/2029 - 1/1/2052, FNMA, 1.50% - 5.50%, due 8/1/2028 - 5/1/2058 and GNMA, 5.00%, due 11/20/2048 - 1/20/2049, with a value of $357,037.	350,000	350,000

ING Financial Markets LLC, 0.07%, dated 2/28/2022, due 3/17/2022, repurchase price $500,015, collateralized by FHLMC, 1.84% - 5.00%, due 4/1/2038 - 11/1/2051, FNMA, 1.50% - 4.50%, due 8/1/2028 - 1/1/2057 and GNMA, 2.00% - 5.00%, due 1/20/2049 - 10/20/2051, with a value of $510,041.	500,000	500,000

ING Financial Markets LLC, 0.07%, dated 2/28/2022, due 3/18/2022, repurchase price $100,003, collateralized by FHLMC, 1.50% - 7.00%, due 11/1/2029 - 11/1/2051, FNMA, 1.50% - 5.00%, due 6/1/2027 - 1/1/2057 and GNMA, 5.00%, due 11/20/2048, with a value of $102,012.	100,000	100,000

ING Financial Markets LLC, 0.07%, dated 2/28/2022, due 3/18/2022, repurchase price $350,011, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 3/24/2022 - 11/15/2051, with a value of $357,041.	350,000	350,000

ING Financial Markets LLC, 0.08%, dated 2/28/2022, due 3/18/2022, repurchase price $200,008, collateralized by FHLMC, 1.90%, due 3/1/2047 and FNMA, 1.50% - 5.50%, due 7/1/2034 - 12/1/2051, with a value of $204,010.	200,000	200,000

Metropolitan Life Insurance Co., 0.06%, dated 2/28/2022, due 3/1/2022, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2027 - 11/15/2050, with a value of $1,020,003.	1,000,000	1,000,000

Mitsubishi UFJ Trust & Banking Corp., 0.06%, dated 2/28/2022, due 3/1/2022, repurchase price $1,300,002, collateralized by GNMA, 2.00% - 5.00%, due 8/15/2038 - 12/20/2051, with a value of $1,323,463.	1,300,000	1,300,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $600,001, collateralized by FFCB, 2.58% - 2.90%, due 11/17/2036 - 12/9/2041, FHLMC, 0.00% - 6.00%, due 7/15/2033 - 11/25/2051, FNMA, 0.43% - 5.50%, due 4/1/2031 - 12/25/2058, GNMA, 0.43% - 5.50%, due 9/16/2031 - 5/16/2063 and U.S. Treasury Securities, 0.00% - 6.00%, due 4/7/2022 - 11/15/2051, with a value of $616,136.	600,000	600,000

Natixis SA, 0.06%, dated 2/28/2022, due 3/7/2022, repurchase price $500,005, collateralized by U.S. Treasury Securities, 0.00% - 5.38%, due 6/21/2022 - 11/15/2050, with a value of $510,021.	500,000	500,000

Nomura Securities International, Inc., 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $2,000,003, collateralized by FHLMC, 1.50% - 5.00%, due 2/1/2042 - 3/1/2052, FNMA, 2.00% - 4.50%, due 7/1/2034 - 8/1/2058, GNMA, 3.00% - 4.50%, due 8/20/2044 - 1/20/2051 and U.S. Treasury Securities, 0.00% - 1.88%, due 7/7/2022 - 2/28/2027, with a value of $2,040,004.	2,000,000	2,000,000

Norinchukin Bank (The), 0.08%, dated 2/28/2022, due 3/1/2022, repurchase price $300,001, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $305,491.	300,000	300,000

Norinchukin Bank (The), 0.08%, dated 2/28/2022, due 3/4/2022, repurchase price $700,006, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $712,812.	700,000	700,000

Norinchukin Bank (The), 0.08%, dated 2/28/2022, due 3/9/2022, repurchase price $500,010, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $509,152.	500,000	500,000

Norinchukin Bank (The), 0.06%, dated 2/28/2022, due 3/10/2022, repurchase price $500,008, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $509,152.	500,000	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Norinchukin Bank (The), 0.06%, dated 2/28/2022, due 3/14/2022, repurchase price $250,006, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $254,576.	250,000	250,000

RBC Capital Markets LLC, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $2,000,003, collateralized by FFCB, 0.20% - 2.75%, due 6/26/2023 - 2/2/2037, FHLB, 2.00% - 2.50%, due 6/10/2022 - 2/25/2027, FHLMC, 0.00% - 8.15%, due 3/15/2022 - 5/25/2051, FNMA, 0.25% - 8.00%, due 3/25/2022 - 1/25/2052, GNMA, 1.00% - 8.00%, due 12/20/2022 - 5/20/2051 and U.S. Treasury Securities, 0.00% - 7.13%, due 3/3/2022 - 2/15/2052, with a value of $2,055,737.	2,000,000	2,000,000

Royal Bank of Canada, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $1,450,002, collateralized by FHLMC, 3.00%, due 9/1/2051, GNMA, 1.00% - 4.50%, due 9/20/2049 - 1/20/2052 and U.S. Treasury Securities, 0.00% - 3.75%, due 4/15/2022 - 2/15/2048, with a value of $1,479,045.	1,450,000	1,450,000

Royal Bank of Canada, 0.06%, dated 2/28/2022, due 3/7/2022, repurchase price $1,000,012, collateralized by FHLMC, 1.82% - 7.62%, due 12/15/2023 - 2/1/2052 and FNMA, 1.25% - 5.00%, due 10/1/2022 - 3/1/2052, with a value of $1,021,174.	1,000,000	1,000,000

Royal Bank of Canada, 0.06%, dated 2/28/2022, due 3/14/2022, repurchase price $400,009, collateralized by FHLMC, 2.00% - 6.50%, due 12/15/2023 - 1/1/2052 and FNMA, 1.25% - 5.00%, due 1/1/2024 - 7/1/2060, with a value of $408,314.	400,000	400,000

Societe Generale SA, 0.05%, dated 2/28/2022, due 3/4/2022, repurchase price $500,003, collateralized by U.S. Treasury Securities, 0.00% - 7.50%, due 4/30/2022 - 5/15/2051, with a value of $510,000.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 0.06%, dated 2/28/2022, due 3/15/2022, repurchase price $500,011, collateralized by FHLMC, 0.84% - 5.55%, due 10/15/2022 - 8/1/2051, FNMA, 1.48% - 4.50%, due 11/1/2026 - 1/1/2052, GNMA, 0.28% - 4.00%, due 12/20/2036 - 12/20/2071 and U.S. Treasury Securities, 0.00% - 3.38%, due 3/31/2022 - 11/15/2048, with a value of $510,014.	500,000	500,000

Societe Generale SA, 0.06%, dated 2/28/2022, due 3/16/2022, repurchase price $750,018, collateralized by U.S. Treasury Securities, 0.00% - 6.88%, due 3/15/2022 - 5/15/2051, with a value of $765,000.	750,000	750,000

Societe Generale SA, 0.06%, dated 2/28/2022, due 3/16/2022, repurchase price $1,000,027, collateralized by U.S. Treasury Securities, 0.00% - 7.25%, due 3/15/2022 - 5/15/2051, with a value of $1,020,000.	1,000,000	1,000,000

Societe Generale SA, 0.06%, dated 2/28/2022, due 3/16/2022, repurchase price $2,000,053, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 3/3/2022 - 11/15/2050, with a value of $2,040,000.	2,000,000	2,000,000

Sumitomo Mitsui Banking Corp., 0.06%, dated 2/28/2022, due 3/1/2022, repurchase price $3,000,005, collateralized by GNMA, 2.00% - 4.50%, due 12/20/2043 - 8/20/2051, with a value of $3,060,005.	3,000,000	3,000,000

Total Repurchase Agreements (Cost $180,313,377)		180,313,377

U.S. Treasury Obligations — 13.4%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield - 0.02%), 0.37%, 3/1/2022 (e)	10,450,000	10,453,649

(US Treasury 3 Month Bill Money Market Yield + 0.03%), 0.41%, 3/1/2022 (e)	800,000	800,209

(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.42%, 3/1/2022 (e)	1,715,825	1,716,058

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.44%, 3/1/2022 (e)	250,000	249,995

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

U.S. Treasury Notes

0.38%, 3/31/2022	849,000	849,206

1.75%, 3/31/2022	825,000	826,134

1.88%, 3/31/2022	329,250	329,730

2.25%, 4/15/2022	109,250	109,542

0.13%, 4/30/2022	2,978,210	2,978,435

1.75%, 4/30/2022	1,630,450	1,634,965

1.88%, 4/30/2022	3,101,000	3,110,216

1.75%, 5/15/2022	1,728,300	1,734,255

2.13%, 5/15/2022	1,500,000	1,506,330

0.13%, 5/31/2022	700,000	700,094

1.88%, 5/31/2022	735,000	738,304

1.75%, 6/15/2022	250,000	251,217

0.13%, 6/30/2022	475,295	475,359

2.13%, 6/30/2022	309,400	311,495

1.75%, 7/15/2022	125,000	125,775

0.13%, 7/31/2022	200,000	200,020

1.88%, 7/31/2022	275,014	277,054

2.00%, 7/31/2022	105,000	105,834

1.50%, 8/15/2022	650,000	654,173

1.63%, 8/15/2022	548,000	551,819

0.13%, 8/31/2022	200,000	200,011

1.63%, 8/31/2022	500,000	503,745

1.88%, 8/31/2022	100,000	100,874

0.13%, 10/31/2022	1,329,700	1,329,945

1.88%, 10/31/2022	135,000	136,601

Total U.S. Treasury Obligations (Cost $32,961,044)		32,961,044

U.S. Government Agency Securities — 6.2%

Federal Farm Credit System

DN, 0.01%, 3/1/2022 (f)	16,695	16,695

(Federal Reserve Bank Prime Loan Rate US - 3.19%), 0.06%, 3/1/2022 (e)	250,000	250,000

(SOFR + 0.01%), 0.06%, 3/1/2022 (e)	485,000	485,000

(Federal Reserve Bank Prime Loan Rate US - 3.17%), 0.08%, 3/1/2022 (e)	25,000	24,998

(SOFR + 0.08%), 0.12%, 3/1/2022 (e)	200,000	200,000

(US Federal Funds Effective Rate (continuous series) + 0.06%), 0.14%, 3/1/2022 (e)	475,000	475,000

(SOFR + 0.09%), 0.14%, 3/1/2022 (e)	275,000	275,000

(Federal Reserve Bank Prime Loan Rate US - 3.10%), 0.15%, 3/1/2022 (e)	325,000	325,000

(Federal Reserve Bank Prime Loan Rate US - 3.08%), 0.17%, 3/1/2022 (e)	250,000	250,000

(US Treasury 3 Month Bill Money Market Yield - 0.04%), 0.34%, 3/1/2022 (e)	450,000	449,964

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.09%), 0.47%, 3/1/2022 (e)	200,000	199,999

(Federal Reserve Bank Prime Loan Rate US - 3.15%), 0.11%, 3/2/2022 (e)	200,000	199,985

DN, 0.07%, 3/21/2022 (f)	35,000	34,999

DN, 0.08%, 6/13/2022 (f)	30,000	29,993

FHLB

DN, 0.01%, 3/1/2022 (f)	30,000	30,000

(SOFR + 0.01%), 0.06%, 3/1/2022 (e)	1,499,200	1,499,200

(SOFR + 0.01%), 0.06%, 3/1/2022 (e)	490,000	490,000

(SOFR + 0.01%), 0.06%, 3/1/2022 (e)	480,000	480,000

(SOFR + 0.08%), 0.12%, 3/1/2022 (e)	1,135,000	1,135,000

(SOFR + 0.20%), 0.25%, 3/1/2022 (e)	250,000	250,000

(SOFR + 0.00%), 1.00%, 3/1/2022 (e)	1,500,000	1,500,000

(SOFR + 0.01%), 1.00%, 3/1/2022 (e)	235,000	235,000

(SOFR + 0.01%), 0.06%, 3/2/2022 (e)	265,000	265,000

FNMA

(SOFR + 0.17%), 0.22%, 3/1/2022 (e)	249,750	249,750

(SOFR + 0.20%), 0.25%, 3/1/2022 (e)	1,200,000	1,200,000

(SOFR + 0.20%), 0.25%, 3/1/2022 (e)	1,950,000	1,950,000

(SOFR + 0.23%), 0.28%, 3/1/2022 (e)	840,000	840,000

(SOFR + 0.24%), 0.29%, 3/1/2022 (e)	1,000,000	1,000,000

(SOFR + 0.35%), 0.40%, 3/1/2022 (e)	750,000	750,000

Total U.S. Government Agency Securities (Cost $15,090,583)		15,090,583

Short-Term Investments — 5.3%

U.S. Treasury Obligations — 5.3%

U.S. Treasury Bills

0.06%, 3/17/2022 (f)	50,000	49,999

0.09%, 4/19/2022 (f)	3,823,750	3,823,281

0.11%, 4/26/2022 (f)	2,800,000	2,799,521

0.13%, 5/3/2022 (f)	2,500,000	2,499,453

0.07%, 5/12/2022 (f)	122,650	122,634

0.32%, 5/26/2022 (f)	3,247,535	3,245,086

0.10%, 10/6/2022 (f)	500,000	499,711

Total U.S. Treasury Obligations (Cost $13,039,685)		13,039,685

Total Short-Term Investments (Cost $13,039,685)		13,039,685

Total Investments — 98.6% (Cost $241,404,689)		241,404,689
Other Assets Less Liabilities — 1.4%		3,341,613

NET ASSETS — 100.0%		244,746,302

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

Abbreviations

ACES	Alternative Credit Enhancement Securities
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Agency Joint Trading Account I — At February 28, 2022, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of March 1, 2022, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$1,600,000	$1,600,002	$1,632,025

Repurchase Agreements — At February 28, 2022, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.05%	$450,000
Credit Agricole Corporate and Investment Bank	0.05%	400,000
TD Securities (USA) LLC	0.05%	750,000

Total		$1,600,000

At February 28, 2022, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	0.07% - 5.16%	3/14/2022 - 9/16/2041
FHLB	0.07% - 5.50%	3/11/2022 - 7/15/2036
FHLMC	0.13% - 7.00%	6/8/2022 - 2/1/2050
FNMA	0.25% - 7.25%	4/5/2022 - 1/1/2052
GNMA	0.81% - 8.50%	12/15/2024 - 7/20/2051
Tennessee Valley Authority	0.75% - 7.13%	8/15/2022 - 9/15/2065
U.S. Treasury Securities	0.00% - 7.50%	10/15/2022 - 5/15/2041

(c)	Agency Joint Trading Account II — At February 28, 2022, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of March 1, 2022, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$469,698	$469,699	$479,105

Repurchase Agreements — At February 28, 2022, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BofA Securities, Inc.	0.05%	$313,132
Citibank NA	0.06%	74,163
Citigroup Global Markets Holdings, Inc.	0.06%	82,403

Total		$469,698

At February 28, 2022, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.50% - 5.00%	2/1/2026 - 1/1/2050
FNMA	1.50% - 6.00%	11/1/2022 - 1/1/2061
GNMA	2.35% - 4.50%	11/15/2042 - 7/20/2051
U.S. Treasury Securities	0.50% - 3.13%	11/30/2023 - 8/15/2051

(d)	Agency Joint Trading Account III — At February 28, 2022, certain Funds had undivided interests in the Agency Joint Trading Account III with a maturity date of March 1, 2022, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$78,679	$78,679	$80,262

Repurchase Agreements — At February 28, 2022, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.05%	$78,679

At February 28, 2022, the Agency Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	0.69% - 7.50%	11/15/2025 - 2/1/2052
FNMA	1.90% - 8.00%	9/1/2022 - 2/1/2052

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(f)	The rate shown is the effective yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 62.1%

Barclays Capital, Inc., 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $90,679, collateralized by U.S. Treasury Securities, 0.37%, due 1/31/2024, with a value of $92,493.	90,679	90,679

BNP Paribas SA, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $175,000, collateralized by U.S. Treasury Securities, 0.00% - 5.25%, due 6/21/2022 - 8/15/2051, with a value of $178,500.	175,000	175,000

Citigroup Global Markets Holdings, Inc., 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.13% - 2.88%, due 1/15/2023 - 8/15/2025, with a value of $510,000.	500,000	500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $200,000, collateralized by U.S. Treasury Securities, 2.38% - 2.88%, due 8/15/2045 - 11/15/2049, with a value of $200,000.	200,000	200,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.25% - 2.38%, due 4/15/2024 - 11/15/2049, with a value of $500,001.	500,000	500,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $2,800,004, collateralized by U.S. Treasury Securities, 0.25% - 2.38%, due 12/31/2022 - 11/15/2049, with a value of $2,800,004.	2,800,000	2,800,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $3,200,004, collateralized by U.S. Treasury Securities, 0.25% - 2.88%, due 5/15/2024 - 11/15/2049, with a value of $3,200,005.	3,200,000	3,200,000

Federal Reserve Bank of New York, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $4,650,006, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 5/31/2023 - 11/15/2049, with a value of $4,650,007.	4,650,000	4,650,000

J.P. Morgan Securities LLC, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.00%, due 7/21/2022, with a value of $255,000.	250,000	250,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Norinchukin Bank (The), 0.08%, dated 2/28/2022, due 3/1/2022, repurchase price $200,000, collateralized by U.S. Treasury Securities, 1.50% - 6.75%, due 6/30/2025 - 4/15/2028, with a value of $202,889.	200,000	200,000

Norinchukin Bank (The), 0.08%, dated 2/28/2022, due 3/7/2022, repurchase price $250,004, collateralized by U.S. Treasury Securities, 1.50% - 6.75%, due 6/30/2025 - 4/15/2028, with a value of $253,612.	250,000	250,000

Societe Generale SA, 0.05%, dated 2/28/2022, due 3/3/2022, repurchase price $500,002, collateralized by U.S. Treasury Securities, 0.00% - 3.75%, due 3/1/2022 - 11/15/2050, with a value of $510,000.	500,000	500,000

Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 2/28/2022, due 3/1/2022, repurchase price $890,561. (b)	890,560	890,560

Total Repurchase Agreements (Cost $14,206,239)		14,206,239

U.S. Treasury Obligations — 19.7%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield - 0.02%), 0.37%, 3/1/2022 (c)	190,000	190,092

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.44%, 3/1/2022 (c)	800,000	799,977

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.44%, 3/1/2022 (c)	350,000	350,001

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.49%, 3/1/2022 (c)	328,000	328,047

U.S. Treasury Notes

0.38%, 3/31/2022	85,000	85,019

1.75%, 3/31/2022	338,000	338,463

1.88%, 3/31/2022	58,600	58,685

1.88%, 4/30/2022	500,000	501,487

2.13%, 5/15/2022	300,000	301,266

0.13%, 8/31/2022	100,000	100,002

1.63%, 8/31/2022	50,000	50,376

1.50%, 9/15/2022	225,000	226,711

1.75%, 9/30/2022	100,000	100,963

1.38%, 10/15/2022	456,000	459,631

0.13%, 10/31/2022	300,000	300,052

1.88%, 10/31/2022	140,000	141,660

2.00%, 10/31/2022	169,000	171,145

Total U.S. Treasury Obligations (Cost $4,503,577)		4,503,577

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 14.7%

U.S. Treasury Obligations — 14.7%

U.S. Treasury Bills

0.11%, 4/26/2022 (d)	1,000,000	999,829

0.43%, 5/19/2022 (d)	500,000	499,527

0.15%, 5/26/2022 (d)	1,005,000	1,004,630

0.10%, 6/2/2022 (d)	380,000	379,907

0.12%, 6/9/2022 (d)	475,000	474,840

Total U.S. Treasury Obligations (Cost $3,358,733)		3,358,733

Total Short-Term Investments (Cost $3,358,733)		3,358,733

Total Investments — 96.5% (Cost $22,068,549) *		22,068,549
Other Assets Less Liabilities — 3.5%		812,080

NET ASSETS — 100.0%		22,880,629

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Treasury Joint Trading Account I — At February 28, 2022, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of March 1, 2022, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$890,560	$890,561	$908,372

Repurchase Agreements — At February 28, 2022, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas SA	0.05%	$763,337
Citibank NA	0.05%	127,223

Total		$890,560

At February 28, 2022, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 7.63%	3/1/2022 - 2/15/2052

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(d)	The rate shown is the effective yield as of February 28, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 12.4%

Federal Farm Credit System

(SOFR + 0.08%), 0.12%, 3/1/2022 (b)	20,000	20,000

(SOFR + 0.08%), 0.13%, 3/1/2022 (b)	12,000	12,000

(SOFR + 0.09%), 0.14%, 3/1/2022 (b)	20,000	20,000

DN, 0.07%, 3/21/2022 (c)	25,000	24,999

FHLB

(SOFR + 0.08%), 0.12%, 3/1/2022 (b)	25,000	25,000

DN, 0.05%, 3/10/2022 (c)	10,000	10,000

DN, 0.06%, 3/21/2022 (c)	100,000	99,997

Total U.S. Government Agency Securities (Cost $211,996)		211,996

U.S. Treasury Obligations — 5.8%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield — 0.02%), 0.37%, 3/1/2022 (b)	25,000	25,012

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.44%, 3/1/2022 (b)	25,000	24,999

U.S. Treasury Notes

0.13%, 5/31/2022	25,000	25,003

1.75%, 6/15/2022	25,000	25,122

Total U.S. Treasury Obligations (Cost $100,136)		100,136

Short-Term Investments — 79.4%

U.S. Treasury Obligations — 79.4%

U.S. Treasury Bills

0.04%, 3/3/2022 (c)	100,000	100,000

0.05%, 3/8/2022 (c)	100,000	99,999

0.04%, 3/10/2022 (c)	325,000	324,997

0.05%, 3/22/2022 (c)	225,000	224,994

0.06%, 3/24/2022 (c)	135,000	134,995

0.09%, 3/31/2022 (c)	30,000	29,998

0.07%, 4/5/2022 (c)	150,000	149,990

0.09%, 4/12/2022 (c)	25,000	24,997

0.14%, 4/19/2022 (c)	150,000	149,971

0.06%, 4/21/2022 (c)	100,000	99,991

0.09%, 6/2/2022 (c)	25,000	24,994

Total U.S. Treasury Obligations (Cost $1,364,926)		1,364,926

Total Short-Term Investments (Cost $1,364,926)		1,364,926

Total Investments — 97.6% (Cost $1,677,058) *		1,677,058
Other Assets Less Liabilities — 2.4%		41,714

NET ASSETS — 100.0%		1,718,772

Percentages indicated are based on net assets.

Abbreviations

DN	Discount Notes
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(c)	The rate shown is the effective yield as of February 28, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 8.8%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield - 0.02%), 0.37%, 3/1/2022 (b)	2,800,000	2,801,221

(US Treasury 3 Month Bill Money Market Yield + 0.03%), 0.41%, 3/1/2022 (b)	155,000	155,034

(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.42%, 3/1/2022 (b)	350,000	350,232

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.44%, 3/1/2022 (b)	1,878,190	1,878,125

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.49%, 3/1/2022 (b)	150,000	149,994

U.S. Treasury Notes

2.38%, 3/15/2022	100,000	100,088

0.38%, 3/31/2022	1,254,000	1,254,285

1.75%, 3/31/2022	125,000	125,173

1.88%, 4/30/2022	200,000	200,542

0.13%, 5/31/2022	125,000	125,017

1.75%, 5/31/2022	175,000	175,732

1.88%, 5/31/2022	200,000	200,899

1.75%, 6/15/2022	125,000	125,609

0.13%, 7/31/2022	50,000	50,005

2.00%, 7/31/2022	350,000	352,777

Total U.S. Treasury Obligations (Cost $8,044,733)		8,044,733

Short-Term Investments — 96.3%

U.S. Treasury Obligations — 96.3%

U.S. Treasury Bills

0.05%, 3/1/2022 (c)	2,224,000	2,224,000

0.05%, 3/3/2022 (c)	75,000	75,000

0.05%, 3/8/2022 (c)	4,060,000	4,059,958

0.06%, 3/10/2022 (c)	3,810,000	3,809,949

0.04%, 3/15/2022 (c)	6,900,000	6,899,893

0.04%, 3/17/2022 (c)	6,733,000	6,732,879

0.08%, 3/22/2022 (c)	6,858,000	6,857,696

0.07%, 3/24/2022 (c)	6,504,000	6,503,721

0.09%, 3/29/2022 (c)	6,000,000	5,999,535

0.09%, 3/31/2022 (c)	3,000,000	2,999,787

0.13%, 4/5/2022 (c)	5,956,050	5,955,283

0.09%, 4/7/2022 (c)	4,000,000	3,999,634

0.20%, 4/12/2022 (c)	6,000,000	5,998,609

0.12%, 4/14/2022 (c)	3,550,000	3,549,474

0.20%, 4/19/2022 (c)	4,975,000	4,973,632

0.15%, 4/21/2022 (c)	1,500,000	1,499,677

0.04%, 4/26/2022 (c)	4,500,000	4,498,810

0.13%, 5/3/2022 (c)	1,500,000	1,499,672

0.04%, 5/5/2022 (c)	1,000,000	999,716

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.14%, 5/10/2022 (c)	1,000,000	999,728

0.18%, 5/12/2022 (c)	2,037,000	2,036,271

0.07%, 5/19/2022 (c)	500,000	499,926

0.28%, 5/26/2022 (c)	1,500,000	1,498,982

0.04%, 6/2/2022 (c)	2,500,000	2,498,383

0.34%, 6/7/2022 (c)	1,000,000	999,088

0.42%, 6/14/2022 (c)	750,000	749,090

Total U.S. Treasury Obligations (Cost $88,418,393)		88,418,393

Total Short-Term Investments (Cost $88,418,393)		88,418,393

Total Investments — 105.1% (Cost $96,463,126)		96,463,126
Liabilities in Excess of Other Assets — (5.1)%		(4,655,709)

NET ASSETS — 100.0%		91,807,417

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(c)	The rate shown is the effective yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 58.6%

Alabama — 0.1%

Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project Rev., VRDO, 0.08%, 3/1/2022 (b)	1,325	1,325

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series 2011A, Rev., VRDO, LOC: Bank of America NA, 0.22%, 3/7/2022 (b) (c)	6,970	6,970

		8,295

Alaska — 0.1%

Alaska Housing Finance Corp., Home Mortgage

Series 2007A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	2,920	2,920

Series 2007B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	4,270	4,270

		7,190

Arizona — 0.9%

Industrial Development Authority of the City of Phoenix (The), Mayo Clinic Series 2014B, Rev., VRDO, LIQ: Northern Trust Co., 0.06%, 3/1/2022 (b)	22,433	22,433

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	21,000	21,000

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 0.25%, 3/7/2022 (b)	21,160	21,160

Tender Option Bond Trust Receipts/Certificates Series 2021-XF2944, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	5,215	5,215

		69,808

California — 1.1%

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project

Series 2010A, Rev., VRDO, 0.06%, 3/1/2022 (b)	11,700	11,700

Series 2010A, Rev., VRDO, 0.06%, 3/1/2022 (b)	5,250	5,250

City of Los Angeles Rev., TRAN, 4.00%, 6/23/2022	2,750	2,782

County of Los Angeles Rev., TRAN, 4.00%, 6/30/2022	530	536

County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project Rev., VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b)	7,075	7,075

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Santa Clara County Housing Authority, Multi-Family Housing, Timberwood Apartments Series 2005B, Rev., VRDO, LOC: Union Bank of California, 0.27%, 3/7/2022 (b)	8,990	8,990

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF2867, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.22%, 3/7/2022 (b) (c)	8,000	8,000

Series 2018-XF2737, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	5,125	5,125

Series 2018-XM0647, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	8,970	8,970

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	6,785	6,785

Series 2021-XF2962, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	13,700	13,700

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	2,350	2,350

Series 2021-ZF1267, Rev., VRDO, LOC: Bank of America NA, 0.27%, 3/7/2022 (b) (c)	4,400	4,400

		85,663

Colorado — 2.2%

City of Colorado Springs, Utilities System Improvement

Series 2009C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.20%, 3/7/2022 (b)	24,640	24,640

Series 2008-A, Rev., VRDO, LIQ: U.S. Bank NA, 0.21%, 3/7/2022 (b)	10,640	10,640

Colorado Housing and Finance Authority, Multi-Family, Greentree Village Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 0.22%, 3/7/2022 (b)	4,305	4,305

Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.21%, 3/7/2022 (b)	12,500	12,500

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Holdings LP Rev., VRDO, LOC: FHLMC, 0.23%, 3/7/2022 (b)	12,880	12,880

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF2849, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	4,000	4,000

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Series 2020-XF1209, GO, VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	7,330	7,330

Series 2020-XF2905, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	5,200	5,200

Series 2020-XX1130, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	7,760	7,760

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.27%, 3/7/2022 (b) (c)	27,895	27,895

University of Colorado Hospital Authority Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.19%, 3/7/2022 (b)	8,310	8,310

University of Colorado, Hospital Authority

Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.19%, 3/7/2022 (b)	34,220	34,220

Series B-1, Rev., VRDO, 0.19%, 3/7/2022 (b)	6,840	6,840

		166,520

Connecticut — 0.1%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	5,000	5,000

Delaware — 0.1%

Delaware State Economic Development Authority, YMCA Delaware Project Rev., VRDO, LOC: PNC Bank NA, 0.20%, 3/7/2022 (b)	3,485	3,485

District of Columbia — 1.8%

District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/7/2022 (b)	19,935	19,935

Metropolitan Washington Airports Authority Aviation

Subseries 2009D-2, Rev., VRDO, LOC: TD Bank NA, 0.09%, 3/1/2022 (b)	3,995	3,995

Subseries A-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.23%, 3/7/2022 (b)	15,405	15,405

Subseries A-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.23%, 3/7/2022 (b)	3,200	3,200

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	50,000	50,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF0853, Rev., VRDO, LOC: TD Bank NA, 0.25%, 3/7/2022 (b) (c)	23,950	23,950

Series 2019-XG0267, Rev., VRDO, LOC: Bank of America NA, 0.25%, 3/7/2022 (b) (c)	20,700	20,700

		137,185

Florida — 3.7%

Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC: FNMA, 0.20%, 3/7/2022 (b)	1,350	1,350

City of Jacksonville, Health Care Facilities, Baptist Health

Series 2019B, Rev., VRDO, 0.20%, 3/7/2022 (b)	30,805	30,805

Series 2019C, Rev., VRDO, 0.20%, 3/7/2022 (b)	44,845	44,845

County of Broward, Power and Light Co. Project

Rev., VRDO, 0.13%, 3/1/2022 (b)	13,625	13,625

Series 2018A, Rev., VRDO, AMT, 0.13%, 3/1/2022 (b)	9,225	9,225

County of Escambia, Gulf Power Co., Project Rev., VRDO, 0.12%, 3/1/2022 (b)	9,300	9,300

County of St. Lucie, Power and Light Co. Project Rev., VRDO, 0.11%, 3/1/2022 (b)	11,465	11,465

Florida Housing Finance Agency, Sun Pointe Cove Apartments Rev., VRDO, FNMA, LIQ: FNMA, 0.20%, 3/7/2022 (b)	8,500	8,500

Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ: FHLMC, 0.20%, 3/7/2022 (b)	12,000	12,000

Highlands County Health Facilities Authority, Adventist Health System

Series 2012I-1, Rev., VRDO, 0.19%, 3/7/2022 (b)	3,200	3,200

Series 2012I-2, Rev., VRDO, 0.19%, 3/7/2022 (b)	41,950	41,950

Series 2007A, Rev., VRDO, 0.20%, 3/7/2022 (b)	14,350	14,350

Hillsborough County Industrial Development Authority, Baycare Health System Series 2020C, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/7/2022 (b)	25,100	25,100

Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 0.22%, 3/7/2022 (b)	5,705	5,705

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Pinellas County Housing Finance Authority, Booker Creek Apartments Rev., VRDO, LOC: FHLMC, 0.20%, 3/7/2022 (b)	4,070	4,070

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0586, Rev., VRDO, LIQ: Citibank NA, 0.23%, 3/7/2022 (b) (c)	7,500	7,500

Series 2019-XX1109, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	4,375	4,375

Series 2021-XG0345, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b) (c)	9,470	9,470

Series 2020-XG0295, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	6,000	6,000

Series 2021-XM0941, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	2,000	2,000

Series 2021-XM0942, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	3,475	3,475

Series 2019-XG0252, Rev., VRDO, AMBAC, LIQ: Bank of America NA, 0.25%, 3/7/2022 (b) (c)	9,600	9,600

		277,910

Georgia — 0.6%

Development Authority of Monroe County (The), Gulf Power Co. Plant Scherer Project Rev., VRDO, 0.11%, 3/1/2022 (b)	14,600	14,600

Development Authority of Monroe County (The), Power and Light Co. Project Rev., VRDO,

AMT, 0.13%, 3/1/2022 (b)	2,800	2,800

Rev., VRDO, AMT, 0.14%, 3/1/2022 (b)	2,000	2,000

Griffin-Spalding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 0.28%, 3/7/2022 (b)	850	850

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2614, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	6,500	6,500

Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	3,750	3,750

Series 2018-ZF0656, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	6,130	6,130

Series 2021-XL0193, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	5,000	5,000

		41,630

Hawaii — 0.2%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	17,325	17,325

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Idaho — 0.2%

Idaho Health Facilities Authority, Trinity Health Credit Group Series 2013ID, Rev., VRDO, 0.23%, 5/2/2022 (b)	12,000	12,000

Illinois — 2.4%

County of Kane, Glenwood School for Boys Rev., VRDO, LOC: Northern Trust Co., 0.24%, 3/7/2022 (b)	3,450	3,450

County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.24%, 3/7/2022 (b)	510	510

County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project Rev., VRDO, LIQ: FHLMC, 0.20%, 3/7/2022 (b)	21,500	21,500

County of Will, ExxonMobil Project Rev., VRDO, 0.11%, 3/1/2022 (b)	3,985	3,985

Illinois Finance Authority, American Youth Hostels Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.20%, 3/7/2022 (b)	2,920	2,920

Illinois Finance Authority, Fenwick High School Project Rev., VRDO, LOC: PNC Bank NA, 0.21%, 3/7/2022 (b)	9,225	9,225

Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012G, Rev., VRDO, LOC: Bank of Montreal, 0.19%, 3/7/2022 (b)	16,945	16,945

Illinois Finance Authority, St. Ignatius College Prep Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	9,550	9,550

Illinois Finance Authority, The University of Chicago Medical Center

Series 2009E-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.20%, 3/7/2022 (b)	18,000	18,000

Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.25%, 3/7/2022 (b)	38,820	38,820

Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., VRDO, AMT, LIQ: FHLB, 0.24%, 3/7/2022 (b)	4,400	4,400

Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services Rev., VRDO, LOC: Wells Fargo Bank NA, 0.22%, 3/7/2022 (b)	14,200	14,200

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-151, GO, VRDO, LOC: Royal Bank of Canada, 0.24%, 3/7/2022 (b) (c)	32,500	32,500

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Southwestern Illinois Development Authority, Molinero Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.20%, 3/7/2022 (b)	4,495	4,495

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0145, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	3,420	3,420

		183,920

Indiana — 0.1%

Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.24%, 3/7/2022 (b)	2,600	2,600

Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series 2009A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.10%, 3/1/2022 (b)	1,250	1,250

Indiana Finance Authority, Parkview Health System, Inc.

Series 2009B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 3/1/2022 (b)	2,050	2,050

Series 2009-C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.19%, 3/7/2022 (b)	1,875	1,875

		7,775

Iowa — 4.1%

City of Chillicothe, Gas and Electric Project Rev., VRDO, 0.21%, 3/7/2022 (b)	6,850	6,850

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.21%, 3/7/2022 (b)	34,700	34,700

Iowa Finance Authority, CJ Bio America, Inc., Project Rev., VRDO, LOC: Korea Development Bank, 0.24%, 3/7/2022 (b) (c)	52,000	52,000

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project

Rev., VRDO, 0.23%, 3/7/2022 (b)	80,395	80,395

Rev., VRDO, 0.23%, 3/7/2022 (b)	41,560	41,560

Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc. Project Series 2011A, Rev., VRDO, 0.23%, 3/7/2022 (b)	29,100	29,100

Iowa Finance Authority, Multi-Family Housing

Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.22%, 3/7/2022 (b)	11,030	11,030

Series B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.22%, 3/7/2022 (b)	7,875	7,875

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.19%, 3/7/2022 (b)	4,100	4,100

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued

Series 2018B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.20%, 3/7/2022 (b)	5,385	5,385

Series 2019B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: U.S. Bank NA, 0.20%, 3/7/2022 (b)	15,600	15,600

Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.20%, 3/7/2022 (b)	7,660	7,660

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.20%, 3/7/2022 (b)	15,500	15,500

		311,755

Kansas — 0.2%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	12,500	12,500

Kentucky — 0.2%

County of Daviess, Scott Paper Co., Project Series 1993A, Rev., VRDO, 0.24%, 3/7/2022 (b)	17,600	17,600

Louisiana — 0.0% (d)

Tender Option Bond Trust Receipts/Certificates Series 2019-XM0738, Rev., VRDO, LOC: Royal Bank of Canada, 0.24%, 3/7/2022 (b)	3,245	3,245

Maine — 0.9%

City of South Portland, Middle School Project GO, BAN, 0.75%, 4/15/2022	15,000	15,011

Maine State Housing Authority, Mortgage Purchase

Series 2005G, Rev., VRDO, AMT, LIQ: Bank of America NA, 0.22%, 3/7/2022 (b)	9,940	9,940

Series 2017D-2, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b)	42,585	42,585

		67,536

Maryland — 1.1%

County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 0.12%, 3/1/2022 (b)	14,010	14,010

Maryland Community Development Administration, Housing and Community Development Series 2006J, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.21%, 3/7/2022 (b)	8,060	8,060

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series B, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/7/2022 (b)	9,550	9,550

Maryland Stadium Authority, Sports Facilities, Football Stadium

Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.21%, 3/7/2022 (b)	16,925	16,925

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	6,485	6,485

Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	3,350	3,350

Series 2018-XG0177, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	3,750	3,750

Series 2019-ZF2799, Rev., VRDO, LIQ: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	13,485	13,485

Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 0.25%, 3/7/2022 (b) (c)	3,300	3,300

Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.25%, 3/7/2022 (b) (c)	7,500	7,500

		86,415

Massachusetts — 1.6%

Massachusetts Development Finance Agency, Boston College Issue Series 2020U, Rev., 5.00%, 7/1/2022	100	101

Massachusetts Development Finance Agency, First Mortgage Brookhaven Series 2005B, Rev., VRDO, LOC: Bank of America NA, 0.22%, 3/7/2022 (b)	1,300	1,300

Massachusetts Health and Educational Facilities Authority, Baystate Medical Centre Rev., VRDO, LOC: TD Bank NA, 0.07%, 3/1/2022 (b)	11,945	11,945

Massachusetts Health and Educational Facilities Authority, Capital Asset Program

Series M-4A, Rev., VRDO, LOC: Bank of America NA, 0.21%, 3/7/2022 (b)	950	950

Series M-2, Rev., VRDO, LOC: Bank of America NA, 0.24%, 3/7/2022 (b)	1,145	1,145

Massachusetts Housing Finance Agency, Single Family Housing Series 208, Rev., VRDO, LIQ: Royal Bank of Canada, 0.20%, 3/7/2022 (b)	3,400	3,400

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2692, Rev., VRDO, LIQ: Citibank NA, 0.21%, 3/7/2022 (b)	4,190	4,190

Series 2020-XM0915, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b) (c)	6,750	6,750

Town of Holbrook GO, BAN, 1.50%, 3/17/2022	8,343	8,348

Town of Millbury GO, BAN, 2.00%, 9/2/2022	8,953	9,035

Town of Norwood GO, BAN, 1.00%, 6/24/2022	16,182	16,225

Town of Swampscott GO, BAN, 1.25%, 3/11/2022	6,455	6,457

Town of Westborough GO, BAN, 2.00%, 3/29/2022	38,367	38,421

		118,267

Michigan — 3.0%

Michigan Finance Authority, Trinity Health Credit Group Series MI-1, Rev., VRDO, 0.12%, 3/1/2022 (b)	13,950	13,950

Michigan State Housing Development Authority, Rental Housing

Series 2016C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.22%, 3/7/2022 (b)	51,615	51,615

Series 2016D, Rev., VRDO, AMT, LOC: Bank of America NA, 0.22%, 3/7/2022 (b)	18,035	18,035

Series 2016E, Rev., VRDO, AMT, LIQ: UBS AG, 0.22%, 3/7/2022 (b)	4,285	4,285

Series 2018C, Rev., VRDO, AMT, LOC: Bank of America NA, 0.22%, 3/7/2022 (b)	18,945	18,945

Series 2002A, Rev., VRDO, AMT, LOC: Bank of America NA, 0.23%, 3/7/2022 (b)	19,860	19,860

Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.22%, 3/7/2022 (b)	22,975	22,975

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	40,950	40,950

Tender Option Bond Trust Receipts/Certificates

Series 2017-XF0597, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	3,000	3,000

Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	4,075	4,075

Series 2018-XG0186, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	21,540	21,540

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Series 2022-ZF1278, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	7,500	7,500

		226,730

Minnesota — 0.9%

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2015G, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.20%, 3/7/2022 (b)	845	845

Series 2017F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.20%, 3/7/2022 (b)	31,100	31,100

Series 2016F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.22%, 3/7/2022 (b)	31,850	31,850

Series 2017-C, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.22%, 3/7/2022 (b)	4,600	4,600

		68,395

Mississippi — 0.2%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007B, Rev., VRDO, 0.08%, 3/1/2022(b)	2,275	2,275

Series 2009A, Rev., VRDO, 0.08%, 3/1/2022(b)	2,235	2,235

Series 2010K, Rev., VRDO, 0.08%, 3/1/2022(b)	2,305	2,305

Series 2011D, Rev., VRDO, 0.08%, 3/1/2022(b)	1,350	1,350

Series 2010A, Rev., VRDO, 0.21%, 3/7/2022(b)	10,000	10,000

		18,165

Missouri — 1.4%

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.19%, 3/7/2022 (b)	7,180	7,180

Health and Educational Facilities Authority of the State of Missouri, SSM Healthcare Series 2014F, Rev., VRDO, 0.19%, 3/7/2022 (b)	26,800	26,800

Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.08%, 3/1/2022 (b)	520	520

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

Industrial Development Authority of the City of St. Louis Missouri (The), Parkview Health System Obligated Group Rev., VRDO, LOC: FHLMC, 0.20%, 3/7/2022 (b)	1,550	1,550

RBC Municipal Products, Inc. Trust, Floater Certificates

Series C17, Rev., VRDO, LOC: Royal Bank of Canada, 0.24%, 3/7/2022 (b)	14,000	14,000

Series C-16, Rev., VRDO, LOC: Royal Bank of Canada, 0.25%, 3/7/2022 (b)	25,050	25,050

Tender Option Bond Trust Receipts/Certificates

Series 2021-XF1214, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	2,000	2,000

Series 2020-XG0300, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	7,500	7,500

Series 2020-XG0303, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	12,605	12,605

Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 0.25%, 3/7/2022 (b)	5,000	5,000

		102,205

Nebraska — 0.4%

County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 0.23%, 3/7/2022 (b)	9,800	9,800

Tender Option Bond Trust Receipts/Certificates

Series 2021-XL0174, Rev., VRDO, LIQ: Bank of America NA, 0.22%, 3/7/2022 (b) (c)	16,000	16,000

Series 2018-XF2558, Rev., VRDO, LIQ: TD Bank NA, 0.25%, 3/7/2022(b)	8,000	8,000

		33,800

Nevada — 0.8%

County of Clark, Industrial Development, Southwest Gas Corp. Project

Series 2003A, Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 0.22%, 3/7/2022 (b)	11,700	11,700

Series 2008A, Rev., VRDO, AMT, LOC: MUFG Union Bank NA, 0.23%, 3/7/2022 (b)	30,000	30,000

Nevada Housing Division, Multi-Unit Housing Series 2000A, Rev., VRDO, LOC: FNMA, 0.19%, 3/7/2022 (b)	6,950	6,950

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G98, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	4,750	4,750

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nevada — continued

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.24%, 3/7/2022 (b)	5,000	5,000

		58,400

New Jersey — 2.4%

Borough of Beachwood, General Improvement Water Utility Series 2021A, GO, BAN, 1.00%, 3/3/2022	15,326	15,327

City of Englewood GO, BAN, 1.00%, 3/23/2022	8,908	8,912

Rib Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 0.25%, 3/7/2022 (b) (c)	41,825	41,825

Tender Option Bond Trust Receipts/Certificates

Series 2021-XM0943, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	5,000	5,000

Series 2022-XF2978, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	8,000	8,000

Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	9,300	9,300

Township of Maplewood GO, BAN, 1.00%, 7/29/2022	8,900	8,932

Township of Woodbridge, Housing, Sewer and Parking Utility GO, BAN, 1.00%, 3/18/2022	83,605	83,637

		180,933

New Mexico — 0.2%

New Mexico Mortgage Finance Authority Series 2008-B, Rev., VRDO, LOC: FHLMC, 0.20%, 3/7/2022 (b)	2,675	2,675

University of New Mexico (The), Subordinate Lien System Series 2002C, Rev., VRDO, LIQ: U.S. Bank NA, 0.21%, 3/7/2022 (b)	11,835	11,835

		14,510

New York — 9.0%

City of New York, Fiscal Year 2012 Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon Corp. (The), 0.08%, 3/1/2022 (b)	370	370

Gorham-Middlesex Central School District GO, BAN, 1.00%, 6/23/2022	29,796	29,873

Horseheads Central School District GO, BAN, 1.00%, 6/23/2022	82,328	82,546

Johnson City Central School District Series 2021A, GO, BAN, 1.00%, 6/28/2022	22,000	22,059

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Metropolitan Transportation Authority Subseries 2012G-2, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/7/2022 (b)	11,610	11,610

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.09%, 3/1/2022 (b)	200	200

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	18,555	18,555

Subseries 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	13,370	13,370

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2000A, Rev., VRDO, LOC: FNMA, 0.19%, 3/7/2022 (b)	3,830	3,830

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.21%, 3/7/2022 (b)	5,000	5,000

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.11%, 3/1/2022 (b)	4,365	4,365

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.09%, 3/1/2022 (b)	1,970	1,970

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.19%, 3/7/2022 (b)	14,595	14,595

New York City Water and Sewer System, Fiscal Year 2012 Subseries 2012A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.07%, 3/1/2022 (b)	4,725	4,725

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008

Series 2008-BB-5, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/1/2022 (b)	9,425	9,425

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 3/1/2022 (b)	5,250	5,250

New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.18%, 3/7/2022 (b)	920	920

Subseries 2004C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.22%, 3/7/2022 (b)	18,785	18,785

New York State Housing Finance Agency, 330 Riverdale Avenue Apartments Series 2008A, Rev., VRDO, LOC: Bank of America NA, 0.21%, 3/7/2022 (b)	9,435	9,435

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Housing Finance Agency, 360 West 43rd Street Housing Series A, Rev., VRDO, LOC: FNMA, 0.19%, 3/7/2022 (b)	2,400	2,400

New York State Housing Finance Agency, Tribeca Pointe LLC Series A, Rev., VRDO, LOC: FNMA, 0.19%, 3/7/2022 (b)	1,500	1,500

New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC: FNMA, 0.21%, 3/7/2022 (b)	100	100

New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC

Series A, Rev., VRDO, LOC: FNMA, 0.19%, 3/7/2022 (b)	3,400	3,400

Series A, Rev., VRDO, LOC: FNMA, 0.19%, 3/7/2022 (b)	2,100	2,100

Phoenix Central School District GO, BAN, 1.00%, 6/30/2022	26,215	26,286

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-24, Rev., VRDO, LOC: Royal Bank of Canada, 0.11%, 3/1/2022 (b) (c)	17,605	17,605

Series 2018-E-129, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	35,000	35,000

Series 2019E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	9,900	9,900

Series E-146, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	41,225	41,225

Series E-86, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	19,165	19,165

Series E-87, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	14,600	14,600

Series E-88, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	25,835	25,835

Series E-99, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	27,000	27,000

Series 2018-E-126, Rev., VRDO, LOC: Royal Bank of Canada, 0.25%, 3/7/2022 (b)	35,000	35,000

Rome City School District GO, BAN, 1.50%, 7/27/2022	14,065	14,142

South Lewis Central School District GO, BAN, 1.00%, 7/29/2022	36,490	36,621

Tender Option Bond Trust Receipts/Certificates

Series 2020-XG0272, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	12,000	12,000

Series 2020-YX1158, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	6,740	6,740

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2021-XF2932, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	8,950	8,950

Series 2021-XL0165, GO, VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	4,445	4,445

Series 2021-XM0933, GO, VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	6,000	6,000

Series 2021-XM0937, GO, VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	2,905	2,905

Series 2021-ZF1248, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	2,055	2,055

Series 2022-XX1172, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	16,250	16,250

Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 0.24%, 3/7/2022 (b) (c)	4,370	4,370

Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 0.24%, 3/7/2022 (b) (c)	20,000	20,000

Series 2020-XF2878, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	16,730	16,730

Series 2020-XF2903, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	13,600	13,600

		682,807

North Carolina — 0.7%

City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ: PNC Bank NA, 0.20%, 3/7/2022 (b)	26,700	26,700

North Carolina Medical Care Commission, Moses Cone Health System Series 2001B, Rev., VRDO, LIQ: Bank of Montreal, 0.09%, 3/1/2022 (b)	3,800	3,800

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc. Rev., VRDO, LOC: Credit Industriel et Commercial, 0.24%, 3/7/2022 (b)	23,885	23,885

University of North Carolina, Hospital at Chapel Hill Series 2001 B, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 3/1/2022 (b)	1,300	1,300

		55,685

Ohio — 1.4%

City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Rev., VRDO, LOC: PNC Bank NA, 0.21%, 3/7/2022 (b)	200	200

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

County of Franklin, CHE Trinity Health Credit Group Series 2013OH, Rev., VRDO, 0.23%, 5/2/2022 (b)	18,000	18,000

County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association Series 2002B, Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	7,500	7,500

RBC Municipal Products, Inc. Trust, Floater Certificates

Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	42,350	42,350

Series 2019-E-134, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	11,870	11,870

Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	3,905	3,905

State of Ohio, University Hospitals Health System, Inc. Series 2018 B, Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	5,470	5,470

Tender Option Bond Trust Receipts/Certificates

Series 2021-ZF2950, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	4,410	4,410

Series 2021-ZF2951, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	4,385	4,385

Series 2020-XF2889, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	4,705	4,705

		102,795

Oklahoma — 0.2%

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	12,400	12,400

Oregon — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0637, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	7,500	7,500

Other — 1.5%

Eagle Tax-Exempt Trust Series 0055F, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.20%, 3/7/2022 (b) (c)	14,000	14,000

FHLMC, Multi-Family VRD Certificates

Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.23%, 3/7/2022 (b) (c)	30,536	30,536

Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.23%, 3/7/2022 (b) (c)	3,130	3,130

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.23%, 3/7/2022 (b) (c)	36,510	36,510

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other — continued

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.24%, 3/7/2022 (b) (c)	18,220	18,220

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.24%, 3/7/2022 (b) (c)	8,530	8,530

		110,926

Pennsylvania — 4.9%

County of Allegheny

Series 2000C-50, GO, VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	24,360	24,360

Series C-51, GO, VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	12,000	12,000

Delaware Valley Regional Finance Authority, Local Government

Series 2020A, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/7/2022 (b)	25,150	25,150

Series 2020D, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/7/2022 (b)	26,510	26,510

Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.20%, 3/7/2022 (b)	17,110	17,110

Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.26%, 3/7/2022 (b)	17,080	17,080

Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001 H9, Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	3,100	3,100

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 2020-132B, Rev., VRDO, LIQ: TD Bank NA, 0.19%, 3/7/2022 (b)	12,075	12,075

Series 2004-86B, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b)	15,125	15,125

Pennsylvania Turnpike Commission

Series 2020A, Rev., VRDO, LOC: Barclays Bank plc, 0.19%, 3/7/2022 (b)	18,475	18,475

Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/7/2022 (b)	25,050	25,050

Philadelphia Gas Works Co. Series D, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/7/2022 (b)	3,560	3,560

Philadelphia Gas Works Co. 1998 General Ordinance Series B, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/7/2022 (b)	18,115	18,115

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.11%, 3/1/2022 (b) (c)	635	635

Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	103,050	103,050

Tender Option Bond Trust Receipts/Certificates

Series 2019-ZF2779, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	5,070	5,070

Series 2018-XG0201, Rev., VRDO, GTD, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	45,000	45,000

		371,465

Rhode Island — 0.0% (d)

Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b)	1,210	1,210

Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.08%, 3/1/2022 (b)	1,395	1,395

		2,605

South Carolina — 1.2%

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	11,000	11,001

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b)	35,150	35,150

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML5004, Rev., VRDO, LIQ: Bank of America NA, 0.25%, 3/7/2022 (b) (c)	47,735	47,735

		93,886

Tennessee — 0.6%

Health Educational and Housing Facility Board of the City of Memphis (The), Ashland Lakes Apartments Series 2006 A, Rev., VRDO, LOC: U.S. Bank NA, 0.23%, 3/7/2022 (b)	2,200	2,200

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry Rev., VRDO, LOC: Citibank NA, 0.20%, 3/7/2022 (b)	10,365	10,365

Montgomery County Public Building Authority, Pooled Financing Rev., VRDO, LOC: Bank of America NA, 0.22%, 3/7/2022 (b)	6,595	6,595

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF0994, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	4,335	4,335

Series 2015-XF1023, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	5,905	5,905

Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	15,390	15,390

		44,790

Texas — 2.5%

Bexar County Housing Finance Corp., Multi-Family Housing, Altamonte Apartment Projects Rev., VRDO, LOC: FNMA, 0.23%, 3/7/2022 (b)	10,100	10,100

Calhoun Port Authority, Formosa Plastics Corp. Project Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.23%, 3/7/2022 (b) (c)	10,000	10,000

City of Austin, Hotel Occupancy Tax, Subordinate Lien Subseries 2008A, Rev., VRDO, LOC: UBS AG, 0.20%, 3/7/2022 (b)	29,205	29,205

Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project

Series A, Rev., VRDO, 0.11%, 3/1/2022 (b)	6,270	6,270

Series B, Rev., VRDO, 0.11%, 3/1/2022 (b)	3,160	3,160

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014D, Rev., VRDO, 0.20%, 3/7/2022 (b)	7,700	7,700

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Subseries A-3, Rev., VRDO, 0.08%, 3/1/2022 (b)	100	100

Series 2002B, Rev., VRDO, 0.11%, 3/1/2022 (b)	4,950	4,950

Subseries B-2, Rev., VRDO, 0.11%, 3/1/2022 (b)	6,645	6,645

RBC Municipal Products, Inc. Trust, Floater Certificates

Series 2018-G-84, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	7,125	7,125

Series E141, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	28,000	28,000

Series E-149, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series E-150, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	5,000	5,000

Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	10,000	10,000

Series G-21, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	5,000	5,000

Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	5,400	5,400

State of Texas, Veterans

Series 2011A, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	15,235	15,235

Series 2012B, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	10,485	10,485

Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2011C, Rev., VRDO, LOC: TD Bank NA, 0.09%, 3/1/2022 (b)	3,200	3,200

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0193, Rev., VRDO, GNMA COLL, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	3,085	3,085

Series 2018-ZF2570, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	5,995	5,995

Series 2020-YX1132, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	5,005	5,005

		191,660

Utah — 0.4%

City of Murray, IHC Health Services, Inc.

Series 2005D, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.07%, 3/1/2022 (b)	17,800	17,800

County of Utah, IHC Health Services, Inc.

Series 2018C, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/1/2022 (b)	10,000	10,000

		27,800

Virginia — 2.4%

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Series 2016C, Rev., VRDO, 0.21%, 3/7/2022 (b)	4,350	4,350

Series 2018C, Rev., VRDO, 0.21%, 3/7/2022 (b)	2,435	2,435

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003F, Rev., VRDO, 0.19%, 3/7/2022 (b)	8,595	8,595

Norfolk Economic Development Authority, Sentara Healthcare Series 2016A, Rev., VRDO, 0.20%, 3/7/2022 (b)	12,735	12,735

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.20%, 3/7/2022 (b)	43,890	43,890

Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ: PNC Bank NA, 0.20%, 3/7/2022 (b)	62,515	62,515

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	8,500	8,500

Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	12,400	12,400

Series 2018-ZF2713, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	5,000	5,000

Series 2018-ZF2714, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	7,000	7,000

Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	5,415	5,415

Series 2020-XF2923, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	8,600	8,600

		181,435

Washington — 1.5%

Port of Grays Harbor Industrial Development Corp., Murphy Co. Project Series 2007, Rev., VRDO, LOC: U.S. Bank NA, 0.24%, 3/7/2022 (b)	3,000	3,000

Port of Seattle, Subordinate Lien Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.24%, 3/7/2022 (b)	33,000	33,000

Port of Tacoma, Subordinate Lien

Rev., VRDO, AMT, LOC: PNC Bank NA, 0.22%, 3/7/2022 (b)	24,915	24,915

Series 2019A, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.22%, 3/7/2022 (b)	18,500	18,500

Port of Vancouver, United Grain Corp., of Oregon Project Rev., VRDO, LOC: Bank of America NA, 0.26%, 3/7/2022 (b)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2718, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	8,800	8,800

Series 2018-ZF2682, Rev., VRDO, GTD, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	7,000	7,000

Series 2021-XL0195, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	11,250	11,250

		116,465

West Virginia — 0.1%

West Virginia Hospital Finance Authority, University Health System Series 2018 C, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/7/2022 (b)	10,845	10,845

Wisconsin — 0.6%

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0147, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	5,320	5,320

Town of Red Cedar, Fairmount Minerals Ltd. Rev., VRDO, LOC: PNC Bank NA, 0.23%, 3/7/2022 (b)	10,000	10,000

Wisconsin Housing and Economic Development Authority Series 2007 F, Rev., VRDO, AMT, LOC: Bank of America NA, 0.22%, 3/7/2022 (b)	8,865	8,865

Wisconsin Housing and Economic Development Authority, Home Ownership

Series 2021B, Rev., VRDO, LIQ: FHLB, 0.20%, 3/7/2022 (b)	4,000	4,000

Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.20%, 3/7/2022 (b)	19,205	19,205

		47,390

Wyoming — 0.5%

County of Lincoln, Pollution Control, ExxonMobil Project Rev., VRDO, AMT, 0.12%, 3/1/2022 (b)	9,575	9,575

Wyoming Community Development Authority

Series 2019-2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.20%, 3/7/2022 (b)	9,000	9,000

Series 2021-2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.20%, 3/7/2022 (b)	9,500	9,500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wyoming — continued

Wyoming Community Development Authority, Composite Reoffering Housing

Series 2007-11, Rev., VRDO, AMT, LIQ: FHLB, 0.24%, 3/7/2022 (b)	4,625	4,625

Series 2007-6, Rev., VRDO, AMT, LIQ: FHLB, 0.24%, 3/7/2022 (b)	3,950	3,950

		36,650

Total Municipal Bonds (Cost $4,441,266)		4,441,266

	SHARES (000)
Variable Rate Demand Preferred Shares — 10.7%

California — 2.2%

Nuveen California Dividend Advantage Municipal Fund

Series 4, LIQ: Royal Bank of Canada, 0.27%, 3/7/2022 # (c)	58,500	58,500

Series 1-1362, LIQ: Societe Generale, 0.29%, 3/7/2022 # (c)	59,200	59,200

Nuveen California Quality Municipal Income Fund

Series 7, LIQ: Royal Bank of Canada, 0.27%, 3/7/2022 # (c)	21,000	21,000

Series 3, LIQ: TD Bank NA, 0.29%, 3/7/2022 # (c)	26,800	26,800

		165,500

New York — 0.8%

Nuveen New York AMT-Free Municipal Income Fund

Series 5, LIQ: TD Bank NA, 0.24%, 3/7/2022 # (c)	40,000	40,000

Series 1, LIQ: Societe Generale, 0.25%, 3/7/2022 # (c)	18,600	18,600

		58,600

Other — 7.7%

Nuveen AMT-Free Municipal Credit Income Fund Series 5, LIQ: Societe Generale, 0.25%, 3/7/2022 # (c)	110,200	110,200

Nuveen AMT-Free Municipal Income Fund Series 3, LIQ: TD Bank NA, 0.25%, 3/7/2022 # (c)	173,500	173,500

Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.25%, 3/7/2022 # (c)	100,300	100,300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	SHARES ($000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued

Other — continued

Nuveen New York Dividend Advantage Municipal Fund Series 1-2118, LIQ: Barclays Bank plc, 0.29%, 3/7/2022 # (c)	51,600	51,600

Nuveen Quality Municipal Income Fund Series 2-2525, LIQ: Barclays Bank plc, 0.29%, 3/7/2022 # (c)	151,900	151,900

		587,500

Total Variable Rate Demand Preferred Shares (cost $811,600)		811,600

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 30.8%

Commercial Paper — 30.8%

Alachua County Health Facilities Authority Series 08-A, 0.12%, 3/3/2022	25,000	25,000

Board of Regents of the University of Texas System

Series A, 0.16%, 3/7/2022	25,000	25,000

Series A, 0.09%, 3/9/2022	25,000	25,000

Series A, 0.11%, 3/16/2022	15,000	15,000

Series A, 0.25%, 3/18/2022	20,000	20,000

Series A, 0.16%, 3/21/2022	22,000	22,000

Series A, 0.24%, 3/22/2022	11,000	11,000

Series A, 0.15%, 3/29/2022	20,000	20,000

Series A, 0.16%, 4/26/2022	25,000	25,000

California Statewide Communities Development Authority

Series 9B-4, 0.12%, 3/8/2022	25,000	25,000

Series 9B-3, 0.14%, 3/10/2022	15,000	15,000

Series 9B-2, 0.13%, 3/15/2022	25,000	25,000

Series B-6, 0.17%, 3/17/2022	11,000	11,000

Series D, 0.23%, 3/22/2022	30,500	30,500

Series 9B-4, 0.35%, 5/3/2022	30,000	29,989

Series 08-C, 0.14%, 5/4/2022	25,100	25,100

Series 08-C, 0.33%, 5/5/2022	35,865	35,865

0.16%, 6/2/2022	18,000	18,000

Series 08-B, 0.16%, 6/8/2022	27,000	27,000

Series B-5, 0.16%, 6/9/2022	9,000	9,000

Series 09-D, 0.17%, 6/9/2022	10,000	10,000

Series 08-B, 0.20%, 6/15/2022	14,000	14,000

Series 09-D, 0.52%, 6/15/2022	30,000	30,000

Series B-6, 0.20%, 7/12/2022	16,250	16,250

Series 9B-3, 0.23%, 7/14/2022	19,000	19,000

Series 9B-2, 0.70%, 7/19/2022	50,000	50,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

City of Atlanta Water and Wastewater 0.18%, 4/25/2022	33,695	33,695

City of Atlanta, Tax Exempt Series J-2, 0.32%, 4/13/2022	30,000	30,000

City of Houston, Tax Exempt

Series A, 0.13%, 3/3/2022	10,000	10,000

Series G-2, 0.18%, 3/10/2022	10,000	10,000

Series H-2, 0.18%, 3/10/2022	10,000	10,000

Series A, 0.20%, 3/10/2022	10,000	10,000

Series A, 0.28%, 3/17/2022	32,000	32,000

City of Los Angeles, Wastewater System Tax Exempt

Series A-1, 0.17%, 3/1/2022	43,000	43,000

Series A-2, 0.17%, 3/1/2022	53,000	53,000

City of Rochester, Tax Exempt

Series 2011, 0.20%, 3/9/2022	50,000	50,000

Series 2014, 0.18%, 3/15/2022	25,000	25,000

Series 2011, 0.30%, 4/6/2022	80,000	80,000

County of Harris, Tax Exempt Series C, 0.17%, 3/2/2022	22,815	22,815

County of Hillsborough, Tax Exempt

Series A, 0.13%, 3/3/2022	13,000	13,000

Series A, 0.23%, 3/24/2022	13,420	13,420

County of Montgomery, Tax Exempt Series 10-A, 0.31%, 4/6/2022	30,000	30,000

County of York

0.15%, 3/1/2022	21,000	21,000

Series 00B1, 0.15%, 3/1/2022	21,000	21,000

Series 00B3, 0.15%, 3/1/2022	20,450	20,450

City of Jacksonville, Tax Exempt

Series 92, 0.48%, 5/17/2022	18,300	18,300

Series 94, 0.48%, 5/17/2022	35,960	35,960

East Bay Municipal Utility District, Tax Exempt

Series A-2, 0.12%, 3/2/2022	8,940	8,940

Series A-2, 0.09%, 3/3/2022	20,000	20,000

Series A-1, 0.10%, 3/3/2022	15,400	15,400

Series A-2, 0.23%, 4/5/2022	15,000	15,000

Health and Educational Facilities Authority of the State of Missouri, Tax Exempt

Series 14-B, 0.17%, 3/7/2022	50,000	50,000

Series 14-C, 0.12%, 3/10/2022	40,000	40,000

Series 14-D, 0.65%, 6/9/2022	50,000	50,000

Series 14-E, 0.65%, 6/9/2022	50,000	50,000

Indiana Finance Authority, Tax Exempt Series D-2, 0.17%, 3/9/2022	103,825	103,825

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Jacksonville Health Care Authority Series 2016, 0.20%, 3/9/2022	121,000	121,000

Maryland Health and Higher Educational Facilities Authority Series B, 0.11%, 3/7/2022	10,000	10,000

Metropolitan Government of Nashville & Davidson County

Series 2021, 0.12%, 3/7/2022	12,500	12,500

Series 2021, 0.12%, 3/16/2022	40,000	40,000

Series 2021, 0.31%, 4/6/2022	25,000	25,000

Omaha Public Power District, Tax Exempt

Series A, 0.09%, 3/9/2022	12,500	12,500

Series A, 0.30%, 3/24/2022	12,500	12,500

Series A, 0.43%, 5/10/2022	15,000	15,000

Salt River Project Agricultural Improvement and Power District, Tax Exempt

Series C, 0.17%, 3/3/2022	28,000	28,000

Series C, 0.23%, 3/17/2022	18,800	18,800

San Diego County Water Authority, Tax Exempt Series 10, 0.40%, 4/13/2022	15,000	15,000

San Diego Public Facilities Financing Authority Water, Tax Exempt Series A, 0.18%, 5/16/2022	44,877	44,877

San Francisco City & County Public Utilities Commission Wastewater, Tax Exempt

Series A-4, 0.09%, 3/8/2022	26,909	26,909

Series A-7, 0.17%, 3/8/2022	15,004	15,004

Series A-1, 0.17%, 3/9/2022	40,325	40,325

Series A-6, 0.20%, 3/9/2022	42,838	42,838

Southwestern Illinois Development Authority, Tax Exempt

Series 17-B, 0.10%, 3/8/2022	49,870	49,870

Series 17-B, 0.30%, 4/5/2022	10,000	10,000

State Building Product, Inc. Series 8, 0.20%, 4/28/2022	38,700	38,700

State of California Department of Water Resources, Tax Exempt Series 1, 0.37%, 4/5/2022	12,493	12,493

State of California, Tax Exempt

Series A-1, 0.17%, 3/1/2022	34,395	34,395

Series A-5, 0.17%, 3/1/2022	15,090	15,090

Series A-3, 0.14%, 3/2/2022	20,000	20,000

Series A-5, 0.17%, 3/10/2022	23,000	23,000

Series A-5, 0.23%, 3/21/2022	15,000	15,000

Series A-1, 0.28%, 3/22/2022	10,000	10,000

Series A-7, 0.35%, 3/24/2022	7,575	7,575

Series A6, 0.22%, 4/5/2022	25,000	25,000

Series A-1, 0.37%, 4/5/2022	15,000	15,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

State of Wisconsin, Tax Exempt

Series 06-A, 0.13%, 3/3/2022	14,643	14,643

Series 13-A, 0.13%, 3/3/2022	24,153	24,153

Trustees of Indiana University, Tax Exempt

Series 2018, 0.55%, 6/2/2022	15,000	15,000

University of Washington, Tax Exempt

Series A, 0.45%, 5/10/2022	9,800	9,800

Total Commercial Paper (cost $2,334,481)		2,334,481

Total Short-Term Investments (cost $2,334,481)		2,334,481

Total Investments — 100.1% (Cost $7,587,347) *		7,587,347
Liabilities in Excess of Other Assets — (0.1)%		(7,495)

NET ASSETS — 100.0%		7,579,852

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 68.9%

Alaska — 2.8%

Alaska Housing Finance Corp., Home Mortgage

Series 2002-A, Rev., VRDO, AMT, LIQ: FHLB, 0.12%, 3/1/2022 (b)	19,910	19,910

Series 2007A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	8,000	8,000

		27,910

Arizona — 1.4%

Industrial Development Authority of the City of Phoenix (The), Mayo Clinic Series 2014B, Rev., VRDO, LIQ: Northern Trust Co., 0.06%, 3/1/2022(b)	5,965	5,965

Tender Option Bond Trust Receipts/Certificates

Series 2021-XF2944, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	5,210	5,210

Series 2020-YX1154, Rev., VRDO, LOC: Barclays Bank plc, 0.25%, 3/7/2022 (b) (c)	3,125	3,125

		14,300

California — 1.2%

San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC: Citibank NA, 0.26%, 3/7/2022 (b)	1,180	1,180

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022(b)(c)	5,265	5,265

Series 2021-XG0346, Rev., VRDO, LOC: Bank of America NA, 0.27%, 3/7/2022 (b) (c)	3,280	3,280

Series 2021-ZF1264, Rev., VRDO, LOC: Bank of America NA, 0.27%, 3/7/2022 (b) (c)	2,700	2,700

		12,425

Colorado — 4.7%

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Holdings LP Rev., VRDO, LOC: FHLMC, 0.23%, 3/7/2022 (b)	325	325

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G114, Rev., VRDO, LOC: Royal Bank of Canada, 0.45%, 6/1/2022 (b) (c)	7,500	7,500

Tender Option Bond Trust Receipts/Certificates

Series 2022-XF2968, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022(b)(c)	7,500	7,500

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.27%, 3/7/2022 (b) (c)	25,000	25,000

Series 2018-XG0197, Rev., VRDO, LIQ: Bank of America NA, 0.27%, 3/7/2022 (b) (c)	3,250	3,250

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Series 2019-XF0757, Rev., VRDO, LOC: Bank of America NA, 0.27%, 3/7/2022 (b) (c)	2,895	2,895

		46,470

Florida — 6.3%

Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Rev., VRDO, LOC: Citibank NA, 0.22%, 3/7/2022 (b)	2,830	2,830

County of Bay, Gulf Power Co. Project Rev., VRDO, AMT, 0.14%, 3/1/2022 (b)	3,355	3,355

County of Broward, Power and Light Co. Project Series 2018A, Rev., VRDO, AMT, 0.13%, 3/1/2022 (b)	10,365	10,365

County of St. Lucie, Power and Light Co. Project

Rev., VRDO, 0.11%, 3/1/2022 (b)	9,960	9,960

Rev., VRDO, 0.13%, 3/1/2022 (b)	2,050	2,050

Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments Series 2007-I, Rev., VRDO, LOC: Citibank NA, 0.23%, 3/7/2022 (b)	5,290	5,290

Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Florida Power and Light Co. Project Rev., VRDO, 0.13%, 3/1/2022 (b)	3,000	3,000

RBC Municipal Products, Inc. Trust, Floater Certificates

Series G-115, Rev., VRDO, LOC: Royal Bank of Canada, 0.45%, 3/1/2022 (b)	8,000	8,000

Series G-25, Rev., VRDO, LOC: Royal Bank of Canada, 0.45%, 4/1/2022 (b) (c)	7,600	7,600

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF2808, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	7,500	7,500

Series 2019-ZF0826, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 3/7/2022 (b)	2,800	2,800

		62,750

Georgia — 2.1%

Development Authority of Douglas County, Pandosia LLC Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b)	2,030	2,030

Development Authority of Monroe County (The), Power and Light Co. Project Rev., VRDO, AMT, 0.14%, 3/1/2022 (b)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates Series 2022-ZF2973, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.28%, 3/7/2022 (b) (c)	7,500	7,500

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Georgia — continued

Valdosta and Lowndes County Industrial Development Authority, Steeda Autosports Project Rev., VRDO, LOC: Bank of America NA, 0.26%, 3/7/2022 (b)	1,350	1,350

		20,880

Hawaii — 0.3%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	2,675	2,675

Illinois — 2.7%

Chicago Midway International Airport, Second Lien Series 2004C-1, Rev., VRDO, AMT, LOC: Bank of Montreal, 0.23%, 3/7/2022 (b)	2,540	2,540

County of Will, ExxonMobil Project Rev., VRDO, 0.11%, 3/1/2022 (b)	1,230	1,230

Illinois Finance Authority, Edward Health Obligated Group Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/7/2022 (b)	140	140

Illinois Finance Authority, Toyal America, Inc. Project Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.28%, 3/7/2022 (b)	6,000	6,000

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-151, GO, VRDO, LOC: Royal Bank of Canada, 0.24%, 3/7/2022 (b) (c)	7,500	7,500

Tender Option Bond Trust Receipts/Certificates

Series 2021-XL0170, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	5,000	5,000

Series 2018-XM0686, Rev., VRDO, LOC: Bank of America NA, 0.28%, 3/7/2022 (b) (c)	4,680	4,680

		27,090

Indiana — 1.5%

City of Indianapolis, Multi-Family Housing, Nora Commons Series 2004B, Rev., VRDO, LOC: U.S. Bank NA, 0.26%, 3/7/2022 (b)	590	590

Indiana Finance Authority, Parkview Health System, Inc. Series 2009B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 3/1/2022 (b)	5,600	5,600

Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Rev., VRDO, LOC: Bank of America NA, 0.25%, 3/7/2022 (b)	4,100	4,100

Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 0.26%, 3/7/2022 (b)	1,860	1,860

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 0.25%, 3/7/2022 (b) (c)	2,500	2,500

		14,650

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 2.7%

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 0.23%, 3/7/2022 (b)	6,165	6,165

Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc. Project Series 2011A, Rev., VRDO, 0.23%, 3/7/2022 (b)	3,800	3,800

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.20%, 3/7/2022 (b)	2,660	2,660

Iowa Finance Authority, Solid Waste Facilities, MidAmerican Energy Co. Project Rev., VRDO, AMT, 0.23%, 3/7/2022 (b)	14,240	14,240

		26,865

Kentucky — 0.4%

Tender Option Bond Trust Receipts/Certificates Series 2017-XG0113, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	3,735	3,735

Maine — 0.7%

Maine State Housing Authority, Mortgage Purchase Series 2017D-2, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b)	7,415	7,415

Maryland — 0.0% (d)

Washington Suburban Sanitary Commission Series B-3, Rev., VRDO, BAN, GTD, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	120	120

Massachusetts — 0.7%

Cape Cod Regional Transit Authority GO, RAN, 1.00%, 7/22/2022	6,500	6,519

Michigan — 0.7%

Michigan State Housing Development Authority, Rental Housing Series 2016E, Rev., VRDO, AMT, LIQ: UBS AG, 0.22%, 3/7/2022(b)	7,340	7,340

Minnesota — 0.8%

City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 3/1/2022 (b)	2,400	2,400

Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC: U.S. Bank NA, 0.08%, 3/1/2022 (b)	5,820	5,820

		8,220

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	63

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — 2.6%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2009E, Rev., VRDO, 0.08%, 3/1/2022 (b)	3,030	3,030

Series 2010 H, Rev., VRDO, 0.08%, 3/1/2022 (b)	9,300	9,300

Series 2010 I, Rev., VRDO, 0.08%, 3/1/2022 (b)	1,355	1,355

Series 2010K, Rev., VRDO, 0.08%, 3/1/2022 (b)	3,795	3,795

Series 2011 G, Rev., VRDO, 0.08%, 3/1/2022 (b)	3,000	3,000

Series 2011A, Rev., VRDO, 0.08%, 3/1/2022 (b)	970	970

Series 2011C, Rev., VRDO, 0.08%, 3/1/2022 (b)	4,465	4,465

		25,915

Missouri — 3.8%

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.19%, 3/7/2022 (b)	10,360	10,360

Rib Floater Trust Various States Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	21,950	21,950

Tender Option Bond Trust Receipts/Certificates Series 2017-XG0157, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	5,190	5,190

		37,500

Nevada — 2.0%

County of Clark, Industrial Development, Southwest Gas Corp. Project Series 2008A, Rev., VRDO, AMT, LOC: MUFG Union Bank NA, 0.23%, 3/7/2022 (b)	20,000	20,000

New Jersey — 3.7%

Borough of Raritan Series 2021A, GO, BAN, 1.50%, 7/7/2022	5,692	5,717

Borough of Saddle River GO, BAN, 1.00%, 4/22/2022	5,116	5,121

Tender Option Bond Trust Receipts/Certificates Series 2020-XF0957, Rev., VRDO, LOC: Royal Bank of Canada, 0.27%, 3/7/2022 (b) (c)	2,500	2,500

Township of Galloway GO, BAN, 1.00%, 8/10/2022	7,725	7,751

Township of Lopatcong GO, 1.00%, 3/18/2022	4,234	4,236

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

Township of Lyndhurst GO, BAN, 1.00%, 3/11/2022	1,500	1,500

Township of Robbinsville Series 2021A, GO, BAN, 1.00%, 7/19/2022	1,858	1,864

Township of West Orange GO, BAN, 1.50%, 5/5/2022	8,465	8,484

		37,173

New York — 9.8%

City of Kingston Series 2021A, GO, BAN, 1.50%, 3/18/2022	5,773	5,776

County of Clinton GO, BAN, 1.50%, 7/28/2022	3,214	3,231

Cuba-Rushford Central School District GO, BAN, 1.00%, 6/24/2022	7,000	7,001

Greene Central School District Series 2021B, GO, BAN, 1.50%, 6/30/2022	2,000	2,008

Hastings-On-Hudson Union Free School District GO, BAN, 1.50%, 3/4/2022	7,500	7,501

Homer Central School District GO, BAN, 1.00%, 7/21/2022	4,229	4,241

Lakeland Central School District GO, BAN, 1.25%, 8/19/2022	1,059	1,064

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	2,165	2,165

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.21%, 3/7/2022 (b)	16,625	16,625

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.09%, 3/1/2022 (b)	8,585	8,585

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-146, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	2,500	2,500

Skaneateles Central School District Series 2021B, GO, BAN, 1.00%, 8/17/2022	1,359	1,364

Sodus Central School District GO, BAN, 1.00%, 6/29/2022	10,000	10,003

Springville-Griffith Institute Central School District GO, BAN, 1.00%, 8/19/2022	1,965	1,973

Tender Option Bond Trust Receipts/Certificates

Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	3,000	3,000

Series 2021-XF2940, Rev., VRDO, LIQ: UBS AG, 0.23%, 3/7/2022 (b) (c)	5,305	5,305

Series 2021-XL0184, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b) (c)	2,000	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2021-XL0199, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	7,000	7,000

Series 2017-XF2419, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	3,285	3,285

Series 2020-XF2868, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	1,900	1,900

Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2006A-2, Rev., VRDO, 0.19%, 3/7/2022 (b)	1,900	1,900

		98,427

North Carolina — 0.6%

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc. Rev., VRDO, LOC: Credit Industriel et Commercial, 0.24%, 3/7/2022 (b)	5,750	5,750

Ohio — 2.8%

Milford Exempt Village School District GO, BAN, 1.63%, 4/5/2022	6,000	6,008

Ohio Housing Finance Agency, Mortgage-Backed Securities Program

Series 2006J, Rev., VRDO, AMT, GNMA/FNMA COLL, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b)	3,680	3,680

Series 2016E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b)	4,520	4,520

Series 2016E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b)	4,760	4,760

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-18, Rev., VRDO, LOC: Royal Bank of Canada, 0.24%, 3/7/2022 (b) (c)	9,000	9,000

		27,968

Oregon — 1.0%

Marion County Housing Authority, Residence at Marian Rev., VRDO, LOC: U.S. Bank NA, 0.24%, 3/7/2022 (b)	225	225

Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project Rev., VRDO, LOC: Bank of America NA, 0.12%, 3/1/2022 (b)	1,900	1,900

Tender Option Bond Trust Receipts/Certificates Series 2022-ZF1277, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	7,500	7,500

		9,625

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other — 2.3%

Eagle Tax-Exempt Trust Series 0055F, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.20%, 3/7/2022 (b) (c)	5,000	5,000

FHLMC, Multi-Family VRD Certificates

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.23%, 3/7/2022 (b) (c)	9,500	9,500

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.24%, 3/7/2022 (b) (c)	4,210	4,210

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.24%, 3/7/2022 (b) (c)	4,570	4,570

		23,280

Pennsylvania — 0.3%

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2004-83C, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b)	3,145	3,145

South Carolina — 0.4%

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	1,555	1,555

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0824, Rev., VRDO, LOC: Bank of America NA, 0.27%, 3/7/2022 (b) (c)	2,325	2,325

		3,880

Tennessee — 0.7%

Tender Option Bond Trust Receipts/Certificates

Series 2020-YX1139, Rev., VRDO, LOC: Barclays Bank plc, 0.25%, 3/7/2022 (b) (c)	3,795	3,795

Series 2019-XG0268, Rev., VRDO, LIQ: Bank of America NA, 0.26%, 3/7/2022 (b) (c)	3,475	3,475

		7,270

Texas — 6.1%

Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.30%, 3/7/2022 (b)	5,215	5,215

Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project Rev., VRDO, 0.11%, 3/1/2022 (b)	3,200	3,200

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series 2002B, Rev., VRDO, 0.11%, 3/1/2022 (b)	15,560	15,560

Subseries B-2, Rev., VRDO, 0.11%, 3/1/2022 (b)	6,605	6,605

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	65

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Subseries B-4, Rev., VRDO, 0.11%, 3/1/2022 (b)	3,520	3,520

State of Texas, Veterans

Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	2,000	2,000

GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.24%, 3/7/2022 (b)	6,000	6,000

Series 2002A-2, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.24%, 3/7/2022 (b)	4,210	4,210

State of Texas, Veterans Housing Assistance Program Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/7/2022 (b)	3,340	3,340

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	3,840	3,840

Series 2022-ZF2969, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	7,500	7,500

		60,990

Utah — 1.3%

County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/1/2022 (b)	9,255	9,255

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	3,425	3,425

		12,680

Virginia — 1.2%

Botetourt County Industrial Development Authority, Altec Industries Rev., VRDO, LOC: Bank of America NA, 0.24%, 3/7/2022 (b)	7,400	7,400

Prince William County Industrial Development Authority, Sewer Disposal Facilities, Dale Service Corp., Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.25%, 3/7/2022 (b)	50	50

Tender Option Bond Trust Receipts/Certificates Series 2022-XL0201, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	4,500	4,500

		11,950

Washington — 0.9%

King County Housing Authority, Overlake Tod Housing LP Series 2001B, Rev., VRDO, LOC: Bank of America NA, 0.24%, 3/7/2022 (b)	4,075	4,075

Port of Tacoma, Subordinate Lien Rev., VRDO, AMT, LOC: PNC Bank NA, 0.22%, 3/7/2022 (b)	5,085	5,085

		9,160

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — 0.4%

Wisconsin Housing and Economic Development Authority, Multi-Family Housing Series 2007A, Rev., VRDO, LIQ: FHLB, 0.22%, 3/7/2022 (b)	3,940	3,940

Total Municipal Bonds (Cost $688,017)		688,017

	SHARES (000)
Variable Rate Demand Preferred Shares — 9.4%

California — 1.0%

Nuveen California Dividend Advantage Municipal Fund Series 4, LIQ: Royal Bank of Canada, 0.27%, 3/7/2022 # (c)	10,000	10,000

Other — 7.4%

BlackRock MuniYield Fund III, Inc. LIQ: TD Bank NA, 0.31%, 3/7/2022 # (c)	30,000	30,000

Nuveen Quality Municipal Income Fund

Series 2-2525, LIQ: Barclays Bank plc, 0.29%, 3/7/2022 # (c)	20,000	20,000

Series 3-1277, LIQ: Barclays Bank plc, 0.29%, 3/7/2022 # (c)	24,200	24,200

		74,200

Pennsylvania — 1.0%

BlackRock MuniYield Pennsylvania Quality Fund Series W-7, LIQ: TD Bank NA, 0.30%, 3/7/2022 # (c)	10,000	10,000

Total Variable Rate Demand Preferred Shares (Cost $94,200)		94,200

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 20.3%

Commercial Paper — 20.3%

Board of Regents of the University of Texas System Series A, 0.21%, 3/14/2022	15,000	15,000

California Statewide Communities Development Authority

Series 9B-1, 0.12%, 3/9/2022	10,000	10,000

Series D, 0.12%, 3/9/2022	4,000	4,000

Series 9B-3, 0.14%, 3/10/2022	7,500	7,500

Series 9B-1, 0.52%, 6/15/2022	11,000	11,000

City of Atlanta, Tax Exempt

Series K-2, 0.16%, 4/13/2022	5,000	5,000

Series K-2, 0.16%, 4/13/2022	13,530	13,530

Series J-2, 0.32%, 4/13/2022	7,905	7,905

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

City of Houston, Tax Exempt

Series A, 0.13%, 3/3/2022	10,000	10,000

Series A, 0.20%, 3/10/2022	10,000	10,000

Series G-2, 0.22%, 3/10/2022	5,000	5,000

Series H-2, 0.24%, 3/10/2022	4,000	4,000

Series A, 0.28%, 3/17/2022	15,000	15,000

County of Hillsborough, Tax Exempt Series A, 0.18%, 4/7/2022	4,700	4,700

County of Montgomery, Tax Exempt Series 10-A, 0.31%, 4/6/2022	10,000	10,000

El Paso Water and Sewer

Series A, 0.15%, 3/4/2022	15,000	15,000

Series A, 0.19%, 4/5/2022	15,000	15,000

Miami Dade College Foundation, Inc., Tax Exempt

Series 2021, 0.14%, 3/4/2022	3,540	3,540

Series 2021, 0.20%, 3/8/2022	4,000	4,000

San Bernardino County Transportation Authority Series A, 0.12%, 4/6/2022	6,784	6,784

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

State of California, Tax Exempt Series A-1, 0.32%, 3/29/2022	5,000	5,000

University of North Texas System, Tax Exempt Series A, 0.15%, 3/17/2022	11,325	11,325

University of Washington, Tax Exempt Series A, 0.48%, 6/3/2022	10,000	10,000

Total Commercial Paper (Cost $203,284)		203,284

Total Short-Term Investments (Cost $203,284)		203,284

Total Investments — 98.6% (Cost $985,501) *		985,501
Other Assets Less Liabilities — 1.4%		13,945

NET ASSETS — 100.0%		999,446

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	67

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 63.1%

California — 63.1%

Bonita Unified School District Series 2016B, GO, 4.00%, 8/1/2022	160	163

Brentwood Union School District GO, 5.00%, 8/1/2022	150	153

Burlingame Financing Authority, Community Center Project Rev., 5.00%, 7/1/2022	200	203

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series A, Rev., 5.00%, 8/15/2022	100	102

California Health Facilities Financing Authority, Memorial Health Services Series 2012A, Rev., 5.00%, 10/1/2022	145	149

California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.26%, 3/7/2022 (b)	1,425	1,425

California Municipal Finance Authority, Exempt Facilities, ExxonMobil Corp. Rev., VRDO, 0.12%, 3/1/2022 (b)	4,555	4,555

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project

Series 2010A, Rev., VRDO, 0.06%, 3/1/2022 (b)	4,595	4,595

Series 2010A, Rev., VRDO, 0.06%, 3/1/2022 (b)	3,500	3,500

California State Public Works Board, Office of Emergency Services Series 2017F, Rev., 5.00%, 4/1/2022	300	301

California Statewide Communities Development Authority, Western University of Health Sciences Series 2007A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.16%, 3/7/2022 (b)	2,870	2,870

Chino Valley Unified School District GO, 5.00%, 8/1/2022	100	102

City of Irvine, Assessment District No. 03-19 Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.08%, 3/1/2022 (b)	1,900	1,900

City of Los Angeles Rev., TRAN, 4.00%, 6/23/2022	945	956

City of Modesto, Live Oak Apartments Project Series 1994, Rev., VRDO, FNMA, LIQ: FNMA, 0.32%, 3/7/2022 (b)	400	400

City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments

Series 1997A, Rev., VRDO, LOC: FNMA, 0.24%, 3/7/2022 (b)	8,500	8,500

Series 2000A, Rev., VRDO, LOC: FNMA, 0.25%, 3/7/2022 (b)	2,000	2,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Clovis Unified School District, Election of 2020 Series 2020A, GO, 3.00%, 8/1/2022	500	506

County of Los Angeles Rev., TRAN, 4.00%, 6/30/2022	580	586

County of Riverside Rev., TRAN, 2.00%, 6/30/2022	795	800

East Bay Municipal Utility District, Water System

Series 2008-A1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.16%, 3/7/2022 (b)	675	675

Series 2012B, Rev., 5.00%, 6/1/2022	200	202

Series 2014B, Rev., 5.00%, 6/1/2022	200	203

Franklin-McKinley School District, Election of 2016 Series C, GO, 3.00%, 8/1/2022	100	101

Fremont Unified School District, Election of 2014 Series D, GO, 4.00%, 8/1/2022	200	203

Fresno County Financing Authority Rev., 5.00%, 4/1/2022	400	402

Los Angeles County Schools, Transportation Pooled Financing Program Series A, Rev., 2.00%, 6/1/2022	8,065	8,104

Los Angeles Department of Water and Power, Water System Series 2021A-2, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 3/1/2022 (b)	1,045	1,045

Modesto Public Financing Authority Rev., VRDO, LOC: Bank of the West, 0.20%, 3/7/2022 (b)	6,900	6,900

Palmdale Elementary School District Series 2021A, GO, 4.00%, 8/1/2022	1,625	1,652

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-118, VRDO, LOC: Royal Bank of Canada, 0.35%, 4/1/2022 (b) (c)	2,000	2,000

Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 4.00%, 6/1/2022	140	141

San Diego County Regional Transportation Commission, Sales Tax

Series 2012A, Rev., 5.00%, 4/1/2022	275	276

Series 2021A, Rev., 5.00%, 10/1/2022	175	180

San Diego Unified School District Series A, Rev., TRAN, 4.00%, 6/30/2022	750	760

San Diego Unified School District, Election of 2008 Series 2021L-2, GO, 4.00%, 7/1/2022	135	137

San Joaquin County Transportation Authority, Measure K Sales Tax Rev., 5.00%, 3/1/2022	200	200

San Jose Unified School District, Election of 2012 Series 2019F, GO, 4.00%, 8/1/2022	100	102

Southern California Public Power Authority, Southern Transmission Project

Series 2015A, Rev., 5.00%, 7/1/2022	265	269

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2018A, Rev., 5.00%, 7/1/2022	300	305

Southwestern Community College District, Election of 2016 Series 2021C, GO, 3.00%, 8/1/2022	690	698

State of California Department of Water Resources, Power Supply Series 2015O, Rev., 5.00%, 5/1/2022 (d)	345	348

State of California, Various Purpose

GO, 5.00%, 5/1/2022	110	111

GO, 5.25%, 9/1/2022	195	200

Tender Option Bond Trust Receipts/Certificates

Series 2019-ZF2844, COP, VRDO, LIQ: Citibank NA, 0.22%, 3/7/2022 (b) (c)	5,435	5,435

Series 2021-XF1238, Rev., VRDO, LIQ: Royal Bank of Canada, 0.22%, 3/7/2022 (b)	1,700	1,700

Series 2022-ZF1283, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 3/7/2022 (b) (c)	3,000	3,000

Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b) (c)	7,500	7,500

Series 2017-XX1045, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	7,000	7,000

Series 2018-XF2737, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	2,000	2,000

Series 2018-XM0712, GO, VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	2,230	2,230

Series 2018-ZF2744, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	6,900	6,900

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	3,080	3,080

Series 2018-ZM0585, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b) (c)	3,750	3,750

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	1,000	1,000

Series 2020-XG0304, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	4,260	4,260

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	2,300	2,300

Series 2020-YX1149, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/7/2022 (b) (c)	4,775	4,775

Series 2021-XF1219, GO, VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	5,000	5,000

Series 2021-XF1224, GO, VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	3,730	3,730

Series 2021-XF1244, GO, VRDO, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b) (c)	1,500	1,500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2021-XF2956, GO, VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	4,500	4,500

Series 2021-XG0313, GO, VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	1,590	1,590

Series 2019-XM0750, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/7/2022 (b) (c)	3,000	3,000

Series 2020-YX1153, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	7,105	7,105

Series 2021-XG0340, Rev., VRDO, LOC: Bank of America NA, 0.25%, 3/7/2022 (b) (c)	2,250	2,250

Series 2021-XG0341, Rev., VRDO, LOC: Bank of America NA, 0.25%, 3/7/2022 (b) (c)	2,085	2,085

Total Municipal Bonds (Cost $144,670)		144,670

	SHARES (000)
Variable Rate Demand Preferred Shares — 8.7%

California — 8.7%

BlackRock MuniYield California Quality Fund, Inc. Series W7-1665, LIQ: TD Bank NA, 0.29%, 3/7/2022 # (c)	9,000	9,000

Nuveen California Dividend Advantage Municipal Fund

Series 4, LIQ: Royal Bank of Canada, 0.27%, 3/7/2022 # (c)	4,000	4,000

Series 1-1362, LIQ: Societe Generale, 0.29%, 3/7/2022 # (c)	7,000	7,000

Total Variable Rate Demand Preferred Shares (Cost $20,000)		20,000

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 26.6%

Commercial Paper — 26.6%

California Statewide Communities Development Authority

Series D, 0.12%, 3/9/2022	8,000	8,000

Series 08-C, 0.14%, 5/4/2022	2,000	2,000

City of Los Angeles, Wastewater System Tax Exempt Series A-2, 0.17%, 3/1/2022	9,000	9,000

East Bay Municipal Utility District, Tax Exempt Series A-2, 0.12%, 3/2/2022	2,000	2,000

Los Angeles County Capital Asset Leasing Corp. Series B, 0.25%, 3/23/2022	4,000	4,000

Municipal Improvement Corp. of Los Angeles Series A-1, 0.19%, 3/16/2022	4,000	4,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	69

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

San Bernardino County Transportation Authority Series A, 0.12%, 4/6/2022	2,000	2,000

San Diego County Water Authority, Tax Exempt

Series 10, 0.17%, 3/2/2022	3,000	3,000

Series 10, 0.40%, 4/13/2022	5,000	5,000

San Francisco City & County Public Utilities Commission Wastewater, Tax Exempt

Series A-1, 0.17%, 3/9/2022	9,000	9,000

Santa Clara Valley Water District, Tax Exempt

Series A, 0.13%, 4/5/2022	2,600	2,600

State of California Department of Water Resources, Tax Exempt

Series 1, 0.37%, 4/5/2022	2,000	2,000

State of California, Tax Exempt

Series A-5, 0.17%, 3/1/2022	1,000	1,000

Series A-3, 0.14%, 3/2/2022	2,000	2,000

Series A-5, 0.17%, 3/10/2022	2,000	2,000

Series A-1, 0.28%, 3/22/2022	1,870	1,870

Series A-7, 0.35%, 3/24/2022	1,500	1,500

Total Commercial Paper (Cost $60,970)		60,970

Total Short-Term Investments (Cost $60,970)		60,970

Total Investments—98.4% (Cost $225,640) *		225,640
Other Assets Less Liabilities — 1.6%		3,635

Net Assets — 100.0%		229,275

Percentages indicated are based on net assets.

Abbreviations

COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 85.7%

New York — 85.7%

Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.21%, 3/7/2022 (b)	2,365	2,365

Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.30%, 3/7/2022 (b)	11,515	11,515

Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.19%, 3/7/2022(b)	9,200	9,200

Bay Shore Union Free School District GO, TAN, 1.25%, 6/24/2022	5,090	5,106

Berlin Central School District GO, BAN, 1.00%, 6/29/2022	3,000	3,008

City of Hudson Series 2021A, GO, BAN, 1.00%, 6/24/2022	3,029	3,036

City of Ithaca GO, BAN, 1.00%, 7/22/2022	4,824	4,839

City of Kingston Series 2021A, GO, BAN, 1.50%, 3/18/2022	6,000	6,003

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.09%, 3/1/2022 (b)	500	500

City of New York, Fiscal Year 2012 Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon Corp. (The), 0.08%, 3/1/2022 (b)	2,355	2,355

City of New York, Fiscal Year 2013 Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.08%, 3/1/2022 (b)	6,905	6,905

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.09%, 3/1/2022 (b)	1,080	1,080

City of New York, Fiscal Year 2017 Subseries 2017A-7, GO, VRDO, LOC: Bank of the West, 0.10%, 3/1/2022(b)	6,480	6,480

City of Peekskill GO, BAN, 1.00%, 8/25/2022	1,850	1,857

City of Syracuse, School District Purpose GO, RAN, 1.00%, 4/15/2022	10,770	10,780

City of Troy GO, BAN, 1.50%, 7/29/2022	4,832	4,857

Connetquot Central School District of Islip GO, TAN, 1.50%, 6/24/2022	5,075	5,093

County of Clinton GO, BAN, 1.50%, 7/28/2022	3,500	3,519

Cuba-Rushford Central School District GO, BAN, 1.00%, 6/24/2022	4,915	4,916

East Bloomfield Central School District GO, BAN, 1.25%, 6/23/2022	5,353	5,370

Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.22%, 3/7/2022 (b)	2,755	2,755

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Hancock Central School District GO, BAN, 1.00%, 7/21/2022	4,331	4,345

Hastings-On-Hudson Union Free School District GO, BAN, 1.50%, 3/4/2022	7,500	7,501

Metropolitan Transportation Authority

Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 0.07%, 3/1/2022 (b)	385	385

Subseries 2012G-2, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/7/2022 (b)	400	400

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.09%, 3/1/2022 (b)	1,460	1,460

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	4,000	4,000

Subseries 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/7/2022 (b)	11,630	11,630

Montauk Union Free School District GO, TAN, 1.25%, 6/23/2022	2,000	2,006

Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project Rev., VRDO, LOC: FNMA, 0.24%, 3/7/2022 (b)	6,000	6,000

New York City Housing Development Corp., Fifth Avenue Apartments Series 2006A, Rev., VRDO, LOC: Citibank NA, 0.22%, 3/7/2022 (b)	6,490	6,490

New York City Housing Development Corp., Multi-Family, 1090 Franklin Avenue Apartments Series 2005A, Rev., VRDO, LOC: Citibank NA, 0.21%, 3/7/2022 (b)	2,220	2,220

New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC: FNMA, 0.20%, 3/7/2022 (b)	425	425

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013

Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.21%, 3/7/2022 (b)	20,640	20,640

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.09%, 3/1/2022 (b)	160	160

Subseries A-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.11%, 3/1/2022 (b)	2,830	2,830

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.19%, 3/7/2022 (b)	6,695	6,695

New York City Water and Sewer System, Fiscal Year 2012 Subseries 2012A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.07%, 3/1/2022 (b)	4,325	4,325

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	71

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Series 2008-BB-5, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/1/2022 (b)	900	900

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series 2014AA-4, Rev., VRDO, LIQ: State Street Bank & Trust, 0.08%, 3/1/2022 (b)	385	385

Series AA, Subseries AA-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.09%, 3/1/2022 (b)	7,710	7,710

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.09%, 3/1/2022 (b)	6,250	6,250

New York State Dormitory Authority, Bidding Group 1 Bonds Series 2018C, Rev., 5.00%, 3/15/2022	425	426

New York State Dormitory Authority, Cornell University Series 2019B, Rev., VRDO, LIQ: U.S. Bank NA, 0.09%, 3/1/2022 (b)	2,750	2,750

New York State Dormitory Authority, Highland Community Development Corp. Series 1994B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.20%, 3/7/2022 (b)	1,840	1,840

New York State Dormitory Authority, Royal Charter Properties Series A, Rev., VRDO, LOC: FNMA, 0.12%, 3/7/2022 (b)	195	195

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2015A, Rev., 5.00%, 3/15/2022	410	411

New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project

Series 2005A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.19%, 3/7/2022 (b)	900	900

Series 2010A-1, Rev., VRDO, LOC: The Bank of Nova Scotia, 0.22%, 3/7/2022 (b)	400	400

Subseries 2004C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.22%, 3/7/2022 (b)	7,725	7,725

New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.08%, 3/1/2022 (b)	925	925

New York State Housing Finance Agency, 330 Riverdale Avenue Apartments Series 2008A, Rev., VRDO, LOC: Bank of America NA, 0.21%, 3/7/2022 (b)	1,315	1,315

New York State Housing Finance Agency, Clarkstown Maplewood Gardens Series 2009A, Rev., VRDO, LOC: FHLMC, 0.21%, 3/7/2022 (b)	1,160	1,160

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.21%, 3/7/2022 (b)	5,850	5,850

Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project Rev., VRDO, LOC: HSBC Bank USA NA, 0.24%, 3/7/2022 (b)	3,850	3,850

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 0.11%, 3/1/2022 (b)	6,600	6,600

Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 0.11%, 3/1/2022 (b) (c)	3,275	3,275

Series 2018-G5, GO, VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022(b)(c)	6,000	6,000

Series 2019E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	12,700	12,700

Rye City School District GO, BAN, 1.00%, 7/1/2022	2,955	2,961

Shelter Island Union Free School District GO, TAN, 1.25%, 6/24/2022	1,500	1,505

Sodus Central School District GO, BAN, 1.00%, 6/29/2022	4,320	4,321

State of New York Mortgage Agency, Homeowner Mortgage Series 2, Rev., VRDO, LIQ: UBS AG, 0.19%, 3/7/2022 (b)	2,790	2,790

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2646, Rev., VRDO, LIQ: Citibank NA, 0.22%, 3/7/2022 (b)	1,340	1,340

Series 2021-XL0169, Rev., VRDO, LIQ: Bank of America NA, 0.22%, 3/7/2022 (b) (c)	2,905	2,905

Series 2016-ZM0129, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	4,240	4,240

Series 2018-XF2656, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b)	800	800

Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	6,600	6,600

Series 2018-ZF2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	2,600	2,600

Series 2018-ZM0661, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	5,000	5,000

Series 2018-ZM0682, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	5,000	5,000

Series 2019-XF0829, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	4,015	4,015

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2019-XF0838, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	1,600	1,600

Series 2019-XF0847, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/7/2022 (b)	5,075	5,075

Series 2019-XF0858, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	4,200	4,200

Series 2019-ZF0832, Rev., VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	945	945

Series 2020-XF0947, Rev., VRDO, LIQ: TD Bank NA, 0.23%, 3/7/2022 (b) (c)	8,750	8,750

Series 2020-XG0272, Rev., VRDO, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	8,700	8,700

Series 2020-XG0276, Rev., VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	12,955	12,955

Series 2020-XG0277, Rev., VRDO, AGM, LIQ: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	15,860	15,860

Series 2020-XM0852, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	13,500	13,500

Series 2020-ZF0929, Rev., VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	5,655	5,655

Series 2020-ZF2918, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b) (c)	2,430	2,430

Series 2020-ZF2919, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b) (c)	2,500	2,500

Series 2020-ZM0807, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	5,950	5,950

Series 2021-XF2955, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	7,500	7,500

Series 2021-XG0350, Rev., VRDO, LOC: Bank of America NA, 0.23%, 3/7/2022 (b) (c)	1,830	1,830

Series 2021-XL0164, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.23%, 3/7/2022 (b) (c)	9,335	9,335

Series 2021-XL0199, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.23%, 3/7/2022 (b) (c)	5,000	5,000

Series 2021-ZF1217, Rev., VRDO, LIQ: Royal Bank of Canada, 0.23%, 3/7/2022 (b) (c)	3,590	3,590

Series 2017-XF2481, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	2,160	2,160

Series 2020-XF2910, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	7,730	7,730

Series 2020-XF2914, Rev., VRDO, BAN, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	22,640	22,640

Series 2020-XL0153, Rev., VRDO, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	2,500	2,500

Series 2020-XX1127, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	5,220	5,220

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2021-XF2935, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.24%, 3/7/2022 (b) (c)	13,355	13,355

Town of Riverhead Series 2021A, GO, BAN, 1.00%, 8/17/2022	2,900	2,910

Town of Vestal Series 2021A, GO, BAN, 1.00%, 5/6/2022	8,430	8,442

Triborough Bridge and Tunnel Authority

Subseries 2005 B-3, Rev., VRDO, LOC: State Street Bank & Trust, 0.08%, 3/1/2022 (b)	7,895	7,895

Series 2003B-1, Rev., VRDO, LOC: U.S. Bank NA, 0.11%, 3/1/2022 (b)	275	275

Subseries 2005B-4C, Rev., VRDO, LOC: U.S. Bank NA, 0.11%, 3/1/2022 (b)	2,700	2,700

Trust for Cultural Resources of The City of New York, The Museum of Modern Art

Series 2006A-1, Rev., VRDO, 0.19%, 3/7/2022 (b)	19,835	19,835

Series 2006A-2, Rev., VRDO, 0.19%, 3/7/2022 (b)	3,250	3,250

Union Springs Central School District GO, BAN, 0.75%, 4/29/2022	4,220	4,220

Village of Hamburg GO, BAN, 1.00%, 7/21/2022	6,800	6,821

Village of Kings Point, Various Purpose GO, BAN, 1.00%, 7/22/2022	3,410	3,421

Webutuck Central School District GO, BAN, 1.00%, 6/23/2022	4,825	4,836

West Hempstead Union Free School District GO, BAN, 1.25%, 6/10/2022	5,500	5,509

Total Municipal Bonds (Cost $537,789)		537,789

	SHARES (000)
Variable Rate Demand Preferred Shares — 14.2%

New York — 14.2%

BlackRock MuniYield New York Quality Fund, Inc. Series W7-2477, LIQ: TD Bank NA, 0.30%, 3/7/2022 # (c)	40,000	40,000

Nuveen New York AMT-Free Municipal Income Fund Series 3, LIQ: Sumitomo Mitsui Banking Corp., 0.25%, 3/7/2022 # (c)	28,200	28,200

Nuveen New York Dividend Advantage Municipal Fund Series 1, LIQ: TD Bank NA, 0.30%, 3/7/2022 # (c)	20,500	20,500

Total Variable Rate Demand Preferred Shares (Cost $88,700)		88,700

Total Investments — 99.9% (Cost $626,489) *		626,489
Other Assets Less Liabilities — 0.1%		884

NET ASSETS — 100.0%		627,373

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	73

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022

(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund		JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$59,991,515		$1,259,861		$1,911,878
Repurchase agreements, at value	9,208,000		—		10,000
Cash	399,995		1,213		1
Receivables:
Investment securities sold	—		15,466		—
Investment securities sold — delayed delivery securities	—		1,700		—
Interest from non-affiliates	11,257		1,066		419
Interest from affiliates	1		—		—

Total Assets	69,610,768		1,279,306		1,922,298

LIABILITIES:
Payables:
Distributions	1,952		16		151
Investment securities purchased	—		1,200		—
Accrued liabilities:
Investment advisory fees	3,020		48		36
Administration fees	2,053		33		26
Service fees	349		7		—
Custodian and accounting fees	343		32		28
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—
Other	1,495		57		63

Total Liabilities	9,212		1,393		304

Net Assets	$69,601,556		$1,277,913		$1,921,994

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$69,616,124	$1,278,097	$1,922,874
Total distributable earnings (loss)	(14,568)	(184)	(880)

Total Net Assets	$69,601,556	$1,277,913	$1,921,994

Net Assets:
Academy	$918,415	$—	$—
Agency	1,403,993	17,084	—
Agency SL	—	—	1,921,994
Capital	40,505,885	182,500	—
Class C	539	—	—
Empower	564,948	—	—
IM	9,524,945	723,312	—
Institutional Class	14,794,803	355,017	—
Morgan	877,230	—	—
Premier	1,007,946	—	—
Reserve	2,852	—	—

Total	$69,601,556	$1,277,913	$1,921,994

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Academy	918,105	—	—
Agency	1,403,229	17,078	—
Agency SL	—	—	1,922,783
Capital	40,495,411	182,440	—
Class C	539	—	—
Empower	564,820	—	—
IM	9,522,073	723,119	—
Institutional Class	14,790,466	354,913	—
Morgan	876,597	—	—
Premier	1,007,537	—	—
Reserve	2,850	—	—

Net Asset Value offering and redemption price per share
Academy	$1.0003	$—	$—
Agency	1.0005	1.0003	—
Agency SL	—	—	0.9996
Capital	1.0003	1.0003	—
Class C	1.0003	—	—
Empower	1.0002	—	—
IM	1.0003	1.0003	—
Institutional Class	1.0003	1.0003	—
Morgan	1.0007	—	—
Premier	1.0004	—	—
Reserve	1.0006	—	—

Cost of investments in non-affiliates	$60,001,270	$1,260,073	$1,912,758
Cost of repurchase agreements	9,208,000	—	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$5,491,935		$61,091,312		$7,862,310
Repurchase agreements, at value	765,000		180,313,377		14,206,239
Cash	15,005		5,475,229		798,630
Receivables:
Fund shares sold	—		6,437		—
Interest from non-affiliates	820		77,281		15,450
Interest from affiliates	—	(a)	13		2

Total Assets	6,272,760		246,963,649		22,882,631

LIABILITIES:
Payables:
Distributions	48		2,057		66
Investment securities purchased	—		2,199,985		—
Fund shares redeemed	—		3,825		—
Accrued liabilities:
Investment advisory fees	319		3,973		812
Administration fees	217		2,810		557
Service fees	90		765		34
Custodian and accounting fees	45		543		68
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)
Other	568		3,389		465

Total Liabilities	1,287		2,217,347		2,002

Net Assets	$6,271,473		$244,746,302		$22,880,629

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$6,271,761	$244,751,279	$22,881,446
Total distributable earnings (loss)	(288)	(4,977)	(817)

Total Net Assets	$6,271,473	$244,746,302	$22,880,629

Net Assets:
Academy	$—	$10,734,174	$100
Agency	691,008	8,485,249	914,835
Capital	1,804,197	166,488,233	10,784,903
Class C	21,564	—	461,114
E*Trade	—	387,687	—
Empower	—	4,160,732	112,014
IM	—	10,046,645	30
Institutional Class	1,763,092	27,455,761	7,963,115
Investor	1,804	1,858,457	16,665
Morgan	453,086	1,956,424	350,701
Premier	1,532,491	5,330,175	2,032,795
Reserve	4,231	7,409,330	244,357
Service	—	433,435	—

Total	$6,271,473	$244,746,302	$22,880,629

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Academy	—	10,734,366	100
Agency	691,021	8,485,528	914,869
Capital	1,804,208	166,491,603	10,785,281
Class C	21,566	—	461,125
E*Trade	—	387,694	—
Empower	—	4,160,798	112,028
IM	—	10,046,815	30
Institutional Class	1,763,136	27,456,331	7,963,415
Investor	1,804	1,858,511	16,666
Morgan	453,098	1,956,460	350,722
Premier	1,532,525	5,330,270	2,032,857
Reserve	4,231	7,409,443	244,358
Service	—	433,444	—

Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$5,491,935	$61,091,312	$7,862,310
Cost of repurchase agreements	765,000	180,313,377	14,206,239

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund		JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,677,058		$96,463,126		$7,587,347
Cash	41,537		1,589,945		5
Receivables:
Due from custodian	—		50,000		—
Investment securities sold	—		999,993		55
Investment securities sold — delayed delivery securities	—		—		2,195
Fund shares sold	107		—		—
Interest from non-affiliates	125		9,520		5,420
Interest from affiliates	—	(a)	4		—
Due from adviser	28		—		—
Prepaid expenses and other assets	129		—		—

Total Assets	1,718,984		99,112,588		7,595,022

LIABILITIES:
Payables:
Distributions	5		265		71
Investment securities purchased	—		7,296,517		13,950
Fund shares redeemed	89		—		—
Accrued liabilities:
Investment advisory fees	—		3,675		453
Administration fees	—		2,512		308
Service fees	—	(a)	19		204
Custodian and accounting fees	13		253		25
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)	—
Other	105		1,930		159

Total Liabilities	212		7,305,171		15,170

Net Assets	$1,718,772		$91,807,417		$7,579,852

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,718,944	$91,808,036	$7,580,079
Total distributable earnings (loss)	(172)	(619)	(227)

Total Net Assets	$1,718,772	$91,807,417	$7,579,852

Net Assets:
Academy	$—	$131,020	$—
Agency	217,942	3,173,164	281,075
Capital	—	57,422,062	—
Empower	—	29,519	—
IM	—	224	—
Institutional Class	1,322,211	23,076,533	5,135,738
Morgan	55,291	2,206,039	17,140
Premier	123,328	1,947,356	338,064
Reserve	—	3,821,500	1,807,835

Total	$1,718,772	$91,807,417	$7,579,852

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Academy	—	131,020	—
Agency	217,988	3,173,190	281,061
Capital	—	57,422,380	—
Empower	—	29,518	—
IM	—	224	—
Institutional Class	1,322,583	23,076,680	5,135,474
Morgan	55,305	2,206,052	17,140
Premier	123,361	1,947,367	338,046
Reserve	—	3,821,516	1,807,792

Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,677,058	$96,463,126	$7,587,347

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Municipal Money Market Fund		JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$985,501		$225,640		$626,489
Cash	2		8		2
Receivables:
Investment securities sold	11,796		3,605		—
Investment securities sold — delayed delivery securities	1,710		100		—
Interest from non-affiliates	991		276		1,001

Total Assets	1,000,000		229,629		627,492

LIABILITIES:
Payables:
Distributions	3		1		5
Investment securities purchased	—		254		—
Accrued liabilities:
Investment advisory fees	55		3		18
Administration fees	37		2		12
Service fees	26		4		18
Custodian and accounting fees	11		7		8
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)
Other	422		83		58

Total Liabilities	554		354		119

Net Assets	$999,446		$229,275		$627,373

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$999,454	$229,305	$627,397
Total distributable earnings (loss)	(8)	(30)	(24)

Total Net Assets	$999,446	$229,275	$627,373

Net Assets:
Agency	$38,272	$2,527	$50,157
Institutional Class	879,357	87,260	425,093
Morgan	24,236	3,744	50,015
Premier	37,902	126,122	97,415
Reserve	—	—	2,142
Service	19,679	9,622	2,551

Total	$999,446	$229,275	$627,373

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	38,267	2,527	50,154
Institutional Class	879,237	87,226	425,085
Morgan	24,231	3,743	50,015
Premier	37,893	126,078	97,408
Reserve	—	—	2,142
Service	19,675	9,618	2,551

Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$985,501	$225,640	$626,489

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022

(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$126,268	$1,622	$4,355
Interest income from affiliates	406	— (a)	—

Total investment income	126,674	1,622	4,355

EXPENSES:
Investment advisory fees	59,705	1,290	2,231
Administration fees	35,069	756	1,310
Distribution fees (See Note 4)	9	—	—
Service fees (See Note 4)	48,607	588	—
Custodian and accounting fees	1,606	154	181
Interest expense to affiliates	—	— (a)	—
Professional fees	641	57	65
Trustees’ and Chief Compliance Officer’s fees	201	29	32
Printing and mailing costs	114	8	8
Registration and filing fees	207	74	67
Transfer agency fees (See Note 2.F.)	1,831	137	81
Other	644	34	38

Total expenses	148,634	3,127	4,013

Less fees waived	(69,490)	(1,725)	(2,328)
Less expense reimbursements	(49)	(14)	—

Net expenses	79,095	1,388	1,685

Net investment income (loss)	47,579	234	2,670

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investment in non-affiliates	273	84	3
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(17,983)	(320)	(1,306)

Net realized/unrealized gains (losses)	(17,710)	(236)	(1,303)

Change in net assets resulting from operations	$29,869	$(2)	$1,367

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$14,669	$162,565	$16,470
Interest income from affiliates	19	4,014	697
Income from interfund lending (net)	38	—	—

Total investment income	14,726	166,579	17,167

EXPENSES:
Investment advisory fees	6,565	189,800	20,980
Administration fees	3,851	111,658	12,326
Distribution fees (See Note 4)	724	17,336	3,732
Service fees (See Note 4)	12,423	182,314	26,373
Custodian and accounting fees	248	2,746	464
Professional fees	143	1,686	281
Trustees’ and Chief Compliance Officer’s fees	48	591	93
Printing and mailing costs	103	712	10
Registration and filing fees	683	2,888	487
Transfer agency fees (See Note 2.F.)	240	4,368	492
Other	104	1,784	300

Total expenses	25,132	515,883	65,538

Less fees waived	(12,111)	(401,145)	(50,486)
Less expense reimbursements	—	—	(1)

Net expenses	13,021	114,738	15,051

Net investment income (loss)	1,705	51,841	2,116

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	31	(1,492)	(12)

Change in net assets resulting from operations	$1,736	$50,349	$2,104

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022 (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,339	$56,737	$8,983
Interest income from affiliates	32	1,620	1

Total investment income	1,371	58,357	8,984

EXPENSES:
Investment advisory fees	1,713	78,632	6,567
Administration fees	1,006	46,233	3,857
Distribution fees (See Note 4)	50	10,474	4,307
Service fees (See Note 4)	2,636	84,521	12,631
Custodian and accounting fees	67	1,617	207
Interest expense to affiliates	—	—	—	(a)
Professional fees	64	758	108
Trustees’ and Chief Compliance Officer’s fees	31	271	46
Printing and mailing costs	154	482	60
Registration and filing fees	76	285	232
Transfer agency fees (See Note 2.F.)	74	1,763	151
Other	137	813	103

Total expenses	6,008	225,849	28,269

Less fees waived	(4,726)	(173,079)	(20,427)
Less expense reimbursements	(36)	—	—

Net expenses	1,246	52,770	7,842

Net investment income (loss)	125	5,587	1,142

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	31	424	105

Change in net assets resulting from operations	$156	$6,011	$1,247

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,295	$258		$931

Total investment income	1,295	258		931

EXPENSES:
Investment advisory fees	763	196		565
Administration fees	448	115		332
Distribution fees (See Note 4)	172	68		77
Service fees (See Note 4)	1,209	514		1,074
Custodian and accounting fees	68	52		58
Interest expense to affiliates	1	—	(a)	—
Professional fees	49	49		52
Trustees’ and Chief Compliance Officer’s fees	28	26		27
Printing and mailing costs	28	—	(a)	17
Registration and filing fees	151	90		112
Transfer agency fees (See Note 2.F.)	19	5		30
Other	37	9		16

Total expenses	2,973	1,124		2,360

Less fees waived	(1,825)	(845)		(1,527)
Less expense reimbursements	—	(51)		—

Net expenses	1,148	228		833

Net investment income (loss)	147	30		98

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	5	25		73

Change in net assets resulting from operations	$152	$55		$171

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,579	$221,473	$234	$3,794
Net realized gain (loss)	273	(4,387)	84	38
Change in net unrealized appreciation/depreciation	(17,983)	(13,881)	(320)	27

Change in net assets resulting from operations	29,869	203,205	(2)	3,859

DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(766)	(5,115)	—	—
Agency	(84)	(6,701)	(2)	(109)
Capital	(32,486)	(125,957)	(36)	(969)
Class C	— (a)	— (a)	—	—
Empower (b)	(117)	— (a)	—	—
IM	(5,701)	(21,519)	(212)	(1,844)
Institutional Class	(8,295)	(54,268)	(68)	(885)
Morgan	(64)	(3,813)	—	—
Premier	(67)	(4,287)	—	—
Reserve	— (a)	(7)	—	—

Total distributions to shareholders	(47,580)	(221,667)	(318)	(3,807)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(5,025,006)	11,621,607	72,982	234,831

NET ASSETS:
Change in net assets	(5,042,717)	11,603,145	72,662	234,883
Beginning of period	74,644,273	63,041,128	1,205,251	970,368

End of period	$69,601,556	$74,644,273	$1,277,913	$1,205,251

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,670	$14,791	$1,705	$29,986
Net realized gain (loss)	3	32	31	(105)
Change in net unrealized appreciation/depreciation	(1,306)	(388)	—	—

Change in net assets resulting from operations	1,367	14,435	1,736	29,881

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(92)	(4,177)
Agency SL	(2,704)	(14,799)	—	—
Capital	—	—	(965)	(8,499)
Class C	—	—	(2)	(23)
Institutional Class	—	—	(410)	(10,443)
Investor	—	—	— (a)	(5)
Morgan	—	—	(52)	(1,023)
Premier	—	—	(181)	(5,822)
Reserve	—	—	— (a)	(5)

Total distributions to shareholders	(2,704)	(14,799)	(1,702)	(29,997)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(245,256)	(1,286,873)	(5,872,450)	1,377,345

NET ASSETS:
Change in net assets	(246,593)	(1,287,237)	(5,872,416)	1,377,229
Beginning of period	2,168,587	3,455,824	12,143,889	10,766,660

End of period	$1,921,994	$2,168,587	$6,271,473	$12,143,889

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$51,841	$227,359	$2,116	$37,726
Net realized gain (loss)	(1,492)	2,189	(12)	147

Change in net assets resulting from operations	50,349	229,548	2,104	37,873

DISTRIBUTIONS TO SHAREHOLDERS:
Academy (a)	(2,038)	(943)	(2)	— (b)
Agency	(860)	(14,865)	(85)	(1,871)
Capital	(43,116)	(155,537)	(1,214)	(18,293)
Class C	—	—	(2)	(66)
E*Trade	(23)	(91)	—	—
Empower (c)	(734)	(3)	(28)	— (b)
IM	(2,265)	(11,890)	(1)	(59)
Institutional Class	(2,447)	(40,132)	(667)	(16,365)
Investor	(3)	(408)	— (b)	(14)
Morgan	(7)	(1,050)	(4)	(280)
Premier	(346)	(2,239)	(112)	(777)
Reserve	(1)	(9)	— (b)	(2)
Service	(2)	(192)	—	—

Total distributions to shareholders	(51,842)	(227,359)	(2,115)	(37,727)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	25,617,919	59,925,595	(7,166,701)	(1,070,505)

NET ASSETS:
Change in net assets	25,616,426	59,927,784	(7,166,712)	(1,070,359)
Beginning of period	219,129,876	159,202,092	30,047,341	31,117,700

End of period	$244,746,302	$219,129,876	$22,880,629	$30,047,341

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$125	$4,526	$5,587	$111,634
Net realized gain (loss)	31	103	424	349

Change in net assets resulting from operations	156	4,629	6,011	111,983

DISTRIBUTIONS TO SHAREHOLDERS:
Academy (a)	—	—	(7)	— (b)
Agency	(15)	(416)	(240)	(4,948)
Capital	—	—	(4,148)	(68,689)
Empower (c)	—	—	(18)	— (b)
IM	—	—	— (b)	(139)
Institutional Class	(124)	(4,032)	(1,573)	(34,267)
Morgan	(1)	(26)	(23)	(1,042)
Premier	(10)	(165)	(130)	(1,692)
Reserve	—	—	(31)	(858)

Total distributions to shareholders	(150)	(4,639)	(6,170)	(111,635)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,196,341)	(153,564)	(2,007,284)	27,696,843

NET ASSETS:
Change in net assets	(1,196,335)	(153,574)	(2,007,443)	27,697,191
Beginning of period	2,915,107	3,068,681	93,814,860	66,117,669

End of period	$1,718,772	$2,915,107	$91,807,417	$93,814,860

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,142	$33,548	$147	$4,364
Net realized gain (loss)	105	326	5	240

Change in net assets resulting from operations	1,247	33,874	152	4,604

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(26)	(2,119)	(4)	(392)
Institutional Class	(1,132)	(27,418)	(159)	(3,533)
Morgan	(1)	(38)	(3)	(97)
Premier	(33)	(1,861)	(4)	(326)
Reserve	(155)	(2,180)	—	—
Service	—	—	(2)	(93)

Total distributions to shareholders	(1,347)	(33,616)	(172)	(4,441)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,746,989)	(3,194,896)	(37,303)	(1,003,518)

NET ASSETS:
Change in net assets	(1,747,089)	(3,194,638)	(37,323)	(1,003,355)
Beginning of period	9,326,941	12,521,579	1,036,769	2,040,124

End of period	$7,579,852	$9,326,941	$999,446	$1,036,769

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$30	$1,201	$98	$5,169
Net realized gain (loss)	25	4	73	35

Change in net assets resulting from operations	55	1,205	171	5,204

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	— (a)	(96)	(8)	(616)
Institutional Class	(29)	(768)	(124)	(3,505)
Morgan	(1)	(14)	(7)	(148)
Premier	(19)	(315)	(15)	(1,128)
Reserve	—	—	— (a)	(2)
Service	(2)	(29)	— (a)	(12)

Total distributions to shareholders	(51)	(1,222)	(154)	(5,411)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(70,362)	(277,067)	(135,142)	(1,939,822)

NET ASSETS:
Change in net assets	(70,358)	(277,084)	(135,125)	(1,940,029)
Beginning of period	299,633	576,717	762,498	2,702,527

End of period	$229,275	$299,633	$627,373	$762,498

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$2,406,327	$10,812,924	$—	$—
Distributions reinvested	461	4,954	—	—
Cost of shares redeemed	(2,500,106)	(9,958,527)	—	—

Change in net assets resulting from Academy capital transactions	(93,318)	859,351	—	—

Agency
Proceeds from shares issued	169,077,173	193,502,553	592	92,536
Distributions reinvested	8	905	—	—
Cost of shares redeemed	(169,165,982)	(194,527,084)	(6,668)	(111,100)

Change in net assets resulting from Agency capital transactions	(88,801)	(1,023,626)	(6,076)	(18,564)

Capital
Proceeds from shares issued	193,206,342	209,438,972	318,370	910,083
Distributions reinvested	16,284	50,747	1	5
Cost of shares redeemed	(195,573,352)	(200,291,129)	(173,714)	(1,100,429)

Change in net assets resulting from Capital capital transactions	(2,350,726)	9,198,590	144,657	(190,341)

Class C
Proceeds from shares issued	27	144	—	—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	(222)	(216)	—	—

Change in net assets resulting from Class C capital transactions	(195)	(72)	—	—

Empower (b)
Proceeds from shares issued	564,970	25	—	—
Distributions reinvested	46	— (a)	—	—
Cost of shares redeemed	(11)	—	—	—

Change in net assets resulting from Empower capital transactions	565,005	25	—	—

IM
Proceeds from shares issued	71,371,522	63,328,864	7,858,625	10,095,234
Distributions reinvested	76	424	—	1
Cost of shares redeemed	(69,360,471)	(61,356,133)	(7,801,104)	(9,820,586)

Change in net assets resulting from IM capital transactions	2,011,127	1,973,155	57,521	274,649

Institutional Class
Proceeds from shares issued	80,289,045	109,426,840	4,172,155	3,710,832
Distributions reinvested	1,543	9,243	6	12
Cost of shares redeemed	(84,555,547)	(105,976,352)	(4,295,281)	(3,541,757)

Change in net assets resulting from Institutional Class capital transactions	(4,264,959)	3,459,731	(123,120)	169,087

Morgan
Proceeds from shares issued	172,732,382	361,658,306	—	—
Distributions reinvested	17	289	—	—
Cost of shares redeemed	(173,208,412)	(363,184,162)	—	—

Change in net assets resulting from Morgan capital transactions	(476,013)	(1,525,567)	—	—

Premier
Proceeds from shares issued	39,693,204	64,986,438	—	—
Distributions reinvested	3	156	—	—
Cost of shares redeemed	(40,022,102)	(66,295,646)	—	—

Change in net assets resulting from Premier capital transactions	(328,895)	(1,309,052)	—	—

Reserve
Proceeds from shares issued	2,023	223,787	—	—
Distributions reinvested	— (a)	1	—	—
Cost of shares redeemed	(254)	(234,716)	—	—

Change in net assets resulting from Reserve capital transactions	1,769	(10,928)	—	—

Total change in net assets resulting from capital transactions	$(5,025,006)	$11,621,607	$72,982	$234,831

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Academy
Issued	2,405,067	10,806,224	—	—
Reinvested	461	4,950	—	—
Redeemed	(2,498,783)	(9,950,246)	—	—

Change in Academy Shares	(93,255)	860,928	—	—

Agency
Issued	168,948,569	193,317,779	592	92,498
Reinvested	8	904	—	—
Redeemed	(169,037,000)	(194,342,963)	(6,665)	(111,041)

Change in Agency Shares	(88,423)	(1,024,280)	(6,073)	(18,543)

Capital
Issued	193,123,956	209,314,230	318,198	909,700
Reinvested	16,277	50,715	1	5
Redeemed	(195,490,222)	(200,185,491)	(173,627)	(1,099,996)

Change in Capital Shares	(2,349,989)	9,179,454	144,572	(190,291)

Class C
Issued	27	144	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(222)	(216)	—	—

Change in Class C Shares	(195)	(72)	—	—

Empower (b)
Issued	564,774	25	—	—
Reinvested	46	— (a)	—	—
Redeemed	(25)	—	—	—

Change in Empower Shares	564,795	25	—	—

IM
Issued	71,338,987	63,290,845	7,855,008	10,089,303
Reinvested	76	424	—	1
Redeemed	(69,328,677)	(61,318,187)	(7,797,497)	(9,815,078)

Change in IM Shares	2,010,386	1,973,082	57,511	274,226

Institutional Class
Issued	80,253,168	109,359,201	4,170,253	3,708,890
Reinvested	1,542	9,237	6	12
Redeemed	(84,517,434)	(105,914,893)	(4,293,339)	(3,540,013)

Change in Institutional Class Shares	(4,262,724)	3,453,545	(123,080)	168,889

Morgan
Issued	172,564,264	361,242,207	—	—
Reinvested	17	288	—	—
Redeemed	(173,039,574)	(362,768,920)	—	—

Change in Morgan Shares	(475,293)	(1,526,425)	—	—

Premier
Issued	39,670,757	64,934,609	—	—
Reinvested	3	156	—	—
Redeemed	(39,999,390)	(66,243,682)	—	—

Change in Premier Shares	(328,630)	(1,308,917)	—	—

Reserve
Issued	2,021	223,644	—	—
Reinvested	— (a)	1	—	—
Redeemed	(254)	(234,570)	—	—

Change in Reserve Shares	1,767	(10,925)	—	—

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$334,837	$2,558,142
Distributions reinvested	—	—	39	1,694
Cost of shares redeemed	—	—	(878,673)	(2,777,765)

Change in net assets resulting from Agency capital transactions	—	—	(543,797)	(217,929)

Agency SL
Proceeds from shares issued	26,046,900	28,133,590	—	—
Cost of shares redeemed	(26,292,156)	(29,420,463)	—	—

Change in net assets resulting from Agency SL capital transactions	(245,256)	(1,286,873)	—	—

Capital
Proceeds from shares issued	—	—	1,825,700	8,655,873
Distributions reinvested	—	—	390	3,477
Cost of shares redeemed	—	—	(4,828,709)	(6,148,396)

Change in net assets resulting from Capital capital transactions	—	—	(3,002,619)	2,510,954

Class C
Proceeds from shares issued	—	—	8,859	65,821
Distributions reinvested	—	—	2	23
Cost of shares redeemed	—	—	(21,117)	(50,447)

Change in net assets resulting from Class C capital transactions	—	—	(12,256)	15,397

Institutional Class
Proceeds from shares issued	—	—	943,119	4,789,318
Distributions reinvested	—	—	75	2,591
Cost of shares redeemed	—	—	(2,235,924)	(5,148,812)

Change in net assets resulting from Institutional Class capital transactions	—	—	(1,292,730)	(356,903)

Investor
Proceeds from shares issued	—	—	4,747	4,376
Distributions reinvested	—	—	— (a)	5
Cost of shares redeemed	—	—	(9,132)	(6,096)

Change in net assets resulting from Investor capital transactions	—	—	(4,385)	(1,715)

Morgan
Proceeds from shares issued	—	—	189,062	774,116
Distributions reinvested	—	—	51	1,010
Cost of shares redeemed	—	—	(363,570)	(690,894)

Change in net assets resulting from Morgan capital transactions	—	—	(174,457)	84,232

Premier
Proceeds from shares issued	—	—	922,517	5,412,304
Distributions reinvested	—	—	77	2,611
Cost of shares redeemed	—	—	(1,763,368)	(6,073,471)

Change in net assets resulting from Premier capital transactions	—	—	(840,774)	(658,556)

Reserve
Proceeds from shares issued	—	—	752	3,931
Distributions reinvested	—	—	— (a)	5
Cost of shares redeemed	—	—	(2,184)	(2,071)

Change in net assets resulting from Reserve capital transactions	—	—	(1,432)	1,865

Total change in net assets resulting from capital transactions	$(245,256)	$(1,286,873)	$(5,872,450)	$1,377,345

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Agency
Issued	—	—	334,837	2,558,142
Reinvested	—	—	39	1,694
Redeemed	—	—	(878,673)	(2,777,765)

Change in Agency Shares	—	—	(543,797)	(217,929)

Agency SL
Issued	26,047,680	28,129,071	—	—
Redeemed	(26,293,266)	(29,415,847)	—	—

Change in Agency SL Shares	(245,586)	(1,286,776)	—	—

Capital
Issued	—	—	1,825,700	8,655,873
Reinvested	—	—	390	3,477
Redeemed	—	—	(4,828,709)	(6,148,396)

Change in Capital Shares	—	—	(3,002,619)	2,510,954

Class C
Issued	—	—	8,859	65,821
Reinvested	—	—	2	23
Redeemed	—	—	(21,117)	(50,447)

Change in Class C Shares	—	—	(12,256)	15,397

Institutional Class
Issued	—	—	943,119	4,789,318
Reinvested	—	—	75	2,591
Redeemed	—	—	(2,235,924)	(5,148,812)

Change in Institutional Class Shares	—	—	(1,292,730)	(356,903)

Investor
Issued	—	—	4,747	4,376
Reinvested	—	—	— (a)	5
Redeemed	—	—	(9,132)	(6,096)

Change in Investor Shares	—	—	(4,385)	(1,715)

Morgan
Issued	—	—	189,062	774,116
Reinvested	—	—	51	1,010
Redeemed	—	—	(363,570)	(690,894)

Change in Morgan Shares	—	—	(174,457)	84,232

Premier
Issued	—	—	922,517	5,412,304
Reinvested	—	—	77	2,611
Redeemed	—	—	(1,763,368)	(6,073,471)

Change in Premier Shares	—	—	(840,774)	(658,556)

Reserve
Issued	—	—	752	3,931
Reinvested	—	—	1	5
Redeemed	—	—	(2,184)	(2,071)

Change in Reserve Shares	—	—	(1,431)	1,865

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Academy (a)
Proceeds from shares issued	$83,952,164	$12,944,824	$323,000	$17,600
Distributions reinvested	1,353	681	2	— (b)
Cost of shares redeemed	(76,908,759)	(9,341,057)	(340,502)	—

Change in net assets resulting from Academy capital transactions	7,044,758	3,604,448	(17,500)	17,600

Agency
Proceeds from shares issued	1,949,037,675	1,600,808,292	125,994,993	152,635,506
Distributions reinvested	33	512	12	241
Cost of shares redeemed	(1,956,701,207)	(1,598,792,375)	(126,945,453)	(152,514,765)

Change in net assets resulting from Agency capital transactions	(7,663,499)	2,016,429	(950,448)	120,982

Capital
Proceeds from shares issued	1,831,281,381	1,460,504,688	139,018,589	165,049,187
Distributions reinvested	20,775	78,945	565	6,742
Cost of shares redeemed	(1,807,997,421)	(1,403,663,957)	(141,773,587)	(161,462,580)

Change in net assets resulting from Capital capital transactions	23,304,735	56,919,676	(2,754,433)	3,593,349

Class C
Proceeds from shares issued	—	—	593,428	368,506
Distributions reinvested	—	—	2	66
Cost of shares redeemed	—	—	(525,862)	(267,852)

Change in net assets resulting from Class C capital transactions	—	—	67,568	100,720

E*Trade
Proceeds from shares issued	316,073	347,481	—	—
Distributions reinvested	23	91	—	—
Cost of shares redeemed	(333,164)	(241,169)	—	—

Change in net assets resulting from E*Trade capital transactions	(17,068)	106,403	—	—

Empower (c)
Proceeds from shares issued	7,091,606	500,025	680,000	25
Distributions reinvested	594	3	28	— (b)
Cost of shares redeemed	(3,431,459)	—	(568,041)	—

Change in net assets resulting from Empower capital transactions	3,660,741	500,028	111,987	25

IM
Proceeds from shares issued	67,117,974	55,334,290	114,350	162,293
Distributions reinvested	294	1,164	— (b)	—
Cost of shares redeemed	(64,388,873)	(55,462,128)	(138,596)	(175,446)

Change in net assets resulting from IM capital transactions	2,729,395	(126,674)	(24,246)	(13,153)

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	387,578,513	499,546,688	61,640,296	111,052,658
Distributions reinvested	625	10,718	294	4,900
Cost of shares redeemed	(399,731,871)	(503,195,206)	(65,732,666)	(115,889,477)

Change in net assets resulting from Institutional Class capital transactions	(12,152,733)	(3,637,800)	(4,092,076)	(4,831,919)

Investor
Proceeds from shares issued	6,754,768	716,851	132,519	309,268
Distributions reinvested	3	408	— (a)	— (a)
Cost of shares redeemed	(5,739,232)	(559,132)	(132,458)	(322,601)

Change in net assets resulting from Investor capital transactions	1,015,539	158,127	61	(13,333)

Morgan
Proceeds from shares issued	287,654,071	290,553,607	92,581,656	95,567,595
Distributions reinvested	3	384	— (a)	27
Cost of shares redeemed	(287,568,363)	(290,747,454)	(92,667,137)	(95,866,297)

Change in net assets resulting from Morgan capital transactions	85,711	(193,463)	(85,481)	(298,675)

Premier
Proceeds from shares issued	211,463,266	161,795,078	34,466,562	28,900,319
Distributions reinvested	27	310	40	350
Cost of shares redeemed	(211,153,919)	(160,870,362)	(34,128,530)	(28,645,366)

Change in net assets resulting from Premier capital transactions	309,374	925,026	338,072	255,303

Reserve
Proceeds from shares issued	46,543,268	457,562	4,058,095	333,712
Distributions reinvested	1	9	— (a)	2
Cost of shares redeemed	(39,161,264)	(450,986)	(3,818,300)	(335,118)

Change in net assets resulting from Reserve capital transactions	7,382,005	6,585	239,795	(1,404)

Service
Proceeds from shares issued	109,647	216,977	—	—
Distributions reinvested	2	192	—	—
Cost of shares redeemed	(190,688)	(570,359)	—	—

Change in net assets resulting from Service capital transactions	(81,039)	(353,190)	—	—

Total change in net assets resulting from capital transactions	$25,617,919	$59,925,595	$(7,166,701)	$(1,070,505)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Academy (a)
Issued	83,952,164	12,944,824	323,000	17,600
Reinvested	1,353	681	2	— (b)
Redeemed	(76,908,625)	(9,341,057)	(340,502)	—

Change in Academy Shares	7,044,892	3,604,448	(17,500)	17,600

Agency
Issued	1,949,037,675	1,600,808,292	125,994,976	152,635,506
Reinvested	33	512	12	241
Redeemed	(1,956,701,013)	(1,598,792,375)	(126,945,453)	(152,514,765)

Change in Agency Shares	(7,663,305)	2,016,429	(950,465)	120,982

Capital
Issued	1,831,281,386	1,460,504,688	139,018,583	165,049,187
Reinvested	20,775	78,945	565	6,742
Redeemed	(1,807,996,972)	(1,403,663,957)	(141,773,394)	(161,462,580)

Change in Capital Shares	23,305,189	56,919,676	(2,754,246)	3,593,349

Class C
Issued	—	—	593,428	368,506
Reinvested	—	—	2	66
Redeemed	—	—	(525,858)	(267,852)

Change in Class C Shares	—	—	67,572	100,720

E*Trade
Issued	316,073	347,481	—	—
Reinvested	23	91	—	—
Redeemed	(333,160)	(241,169)	—	—

Change in E*Trade Shares	(17,064)	106,403	—	—

Empower (c)
Issued	7,091,606	500,025	680,000	25
Reinvested	594	3	28	— (b)
Redeemed	(3,431,430)	—	(568,025)	—

Change in Empower Shares	3,660,770	500,028	112,003	25

IM
Issued	67,117,925	55,334,290	114,350	162,293
Reinvested	294	1,164	— (b)	—
Redeemed	(64,388,873)	(55,462,128)	(138,596)	(175,446)

Change in IM Shares	2,729,346	(126,674)	(24,246)	(13,153)

Institutional Class
Issued	387,577,686	499,546,688	61,640,072	111,052,658
Reinvested	625	10,718	294	4,900
Redeemed	(399,731,871)	(503,195,206)	(65,732,648)	(115,889,477)

Change in Institutional Class Shares	(12,153,560)	(3,637,800)	(4,092,282)	(4,831,919)

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS: (continued)
Investor
Issued	6,754,768	716,851	132,519	309,268
Reinvested	3	408	— (a)	— (a)
Redeemed	(5,739,220)	(559,132)	(132,458)	(322,601)

Change in Investor Shares	1,015,551	158,127	61	(13,333)

Morgan
Issued	287,654,071	290,553,607	92,581,650	95,567,595
Reinvested	3	384	— (a)	27
Redeemed	(287,568,310)	(290,747,454)	(92,667,137)	(95,866,297)

Change in Morgan Shares	85,764	(193,463)	(85,487)	(298,675)

Premier
Issued	211,463,266	161,795,078	34,466,562	28,900,319
Reinvested	27	310	40	350
Redeemed	(211,153,897)	(160,870,362)	(34,128,507)	(28,645,366)

Change in Premier Shares	309,396	925,026	338,095	255,303

Reserve
Issued	46,543,268	457,562	4,058,084	333,712
Reinvested	1	9	— (a)	2
Redeemed	(39,161,240)	(450,986)	(3,818,288)	(335,118)

Change in Reserve Shares	7,382,029	6,585	239,796	(1,404)

Service
Issued	109,601	216,977	—	—
Reinvested	2	192	—	—
Redeemed	(190,688)	(570,359)	—	—

Change in Service Shares	(81,085)	(353,190)	—	—

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Academy (a)
Proceeds from shares issued	$—	$—	$625,200	$49,400
Distributions reinvested	—	—	— (b)	— (b)
Cost of shares redeemed	—	—	(511,780)	(31,800)

Change in net assets resulting from Academy capital transactions	—	—	113,420	17,600

Agency
Proceeds from shares issued	597,491	2,560,354	483,815,895	463,009,206
Distributions reinvested	3	121	30	589
Cost of shares redeemed	(698,310)	(2,484,434)	(484,830,667)	(463,019,159)

Change in net assets resulting from Agency capital transactions	(100,816)	76,041	(1,014,742)	(9,364)

Capital
Proceeds from shares issued	—	—	204,850,092	382,146,647
Distributions reinvested	—	—	1,880	26,787
Cost of shares redeemed	—	—	(205,796,081)	(356,770,899)

Change in net assets resulting from Capital capital transactions	—	—	(944,109)	25,402,535

Empower (c)
Proceeds from shares issued	—	—	597,500	25
Distributions reinvested	—	—	18	— (b)
Cost of shares redeemed	—	—	(568,025)	—

Change in net assets resulting from Empower capital transactions	—	—	29,493	25

IM
Proceeds from shares issued	—	—	25,952	431,773
Distributions reinvested	—	—	— (b)	139
Cost of shares redeemed	—	—	(25,955)	(443,570)

Change in net assets resulting from IM capital transactions	—	—	(3)	(11,658)

Institutional Class
Proceeds from shares issued	5,930,237	12,654,908	91,142,009	113,569,290
Distributions reinvested	61	1,394	257	8,195
Cost of shares redeemed	(6,952,381)	(12,884,383)	(92,163,519)	(111,762,217)

Change in net assets resulting from Institutional Class capital transactions	(1,022,083)	(228,081)	(1,021,253)	1,815,268

Morgan
Proceeds from shares issued	54,066	88,923	62,648,028	75,789,478
Distributions reinvested	1	24	18	786
Cost of shares redeemed	(52,321)	(70,128)	(62,693,622)	(75,562,104)

Change in net assets resulting from Morgan capital transactions	1,746	18,819	(45,576)	228,160

Premier
Proceeds from shares issued	368,851	1,306,694	18,605,538	12,237,468
Distributions reinvested	4	60	26	244
Cost of shares redeemed	(444,043)	(1,327,097)	(18,658,204)	(12,774,776)

Change in net assets resulting from Premier capital transactions	(75,188)	(20,343)	(52,640)	(537,064)

Reserve
Proceeds from shares issued	—	—	14,891,153	16,083,935
Distributions reinvested	—	—	1	16
Cost of shares redeemed	—	—	(13,963,028)	(15,292,610)

Change in net assets resulting from Reserve capital transactions	—	—	928,126	791,341

Total change in net assets resulting from capital transactions	$(1,196,341)	$(153,564)	$(2,007,284)	$27,696,843

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Academy (a)
Issued	—	—	625,200	49,400
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(511,780)	(31,800)

Change in Academy Shares	—	—	113,420	17,600

Agency
Issued	597,491	2,560,350	483,815,895	463,009,202
Reinvested	3	121	30	589
Redeemed	(698,310)	(2,484,420)	(484,830,667)	(463,019,159)

Change in Agency Shares	(100,816)	76,051	(1,014,742)	(9,368)

Capital
Issued	—	—	204,850,092	382,146,647
Reinvested	—	—	1,882	26,787
Redeemed	—	—	(205,796,081)	(356,770,851)

Change in Capital Shares	—	—	(944,107)	25,402,583

Empower (c)
Issued	—	—	597,500	25
Reinvested	—	—	18	— (b)
Redeemed	—	—	(568,025)	—

Change in Empower Shares	—	—	29,493	25

IM
Issued	—	—	25,952	431,781
Reinvested	—	—	— (b)	131
Redeemed	—	—	(25,955)	(443,570)

Change in IM Shares	—	—	(3)	(11,658)

Institutional Class
Issued	5,930,222	12,654,869	91,142,009	113,569,217
Reinvested	61	1,394	257	8,195
Redeemed	(6,952,381)	(12,884,348)	(92,163,519)	(111,762,217)

Change in Institutional Class Shares	(1,022,098)	(228,085)	(1,021,253)	1,815,195

Morgan
Issued	54,066	88,890	62,648,028	75,789,478
Reinvested	1	24	18	786
Redeemed	(52,316)	(70,095)	(62,693,622)	(75,562,098)

Change in Morgan Shares	1,751	18,819	(45,576)	228,166

Premier
Issued	368,851	1,306,688	18,605,538	12,237,468
Reinvested	4	60	26	244
Redeemed	(444,034)	(1,327,097)	(18,658,204)	(12,774,774)

Change in Premier Shares	(75,179)	(20,349)	(52,640)	(537,062)

Reserve
Issued	—	—	14,891,153	16,083,935
Reinvested	—	—	1	16
Redeemed	—	—	(13,963,028)	(15,292,590)

Change in Reserve Shares	—	—	928,126	791,361

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$121,928	$848,146	$30,972	$218,883
Distributions reinvested	2	253	2	104
Cost of shares redeemed	(213,308)	(1,258,223)	(53,580)	(270,871)

Change in net assets resulting from Agency capital transactions	(91,378)	(409,824)	(22,606)	(51,884)

Institutional Class
Proceeds from shares issued	21,112,727	29,765,334	6,656,716	6,326,892
Distributions reinvested	115	1,990	101	2,091
Cost of shares redeemed	(22,835,694)	(32,082,322)	(6,611,560)	(7,183,133)

Change in net assets resulting from Institutional Class capital transactions	(1,722,852)	(2,314,998)	45,257	(854,150)

Morgan
Proceeds from shares issued	11,401	67,584	3,116	86,688
Distributions reinvested	1	38	3	97
Cost of shares redeemed	(17,093)	(55,634)	(22,735)	(78,412)

Change in net assets resulting from Morgan capital transactions	(5,691)	11,988	(19,616)	8,373

Premier
Proceeds from shares issued	105,970	1,033,554	11,516	128,703
Distributions reinvested	2	71	1	49
Cost of shares redeemed	(266,760)	(1,382,269)	(42,851)	(194,794)

Change in net assets resulting from Premier capital transactions	(160,788)	(348,644)	(31,334)	(66,042)

Reserve
Proceeds from shares issued	7,953,871	8,608,499	—	—
Distributions reinvested	3	5	—	—
Cost of shares redeemed	(7,720,154)	(8,741,922)	—	—

Change in net assets resulting from Reserve capital transactions	233,720	(133,418)	—	—

Service
Proceeds from shares issued	—	—	12,654	—
Distributions reinvested	—	—	2	92
Cost of shares redeemed	—	—	(21,660)	(39,907)

Change in net assets resulting from Service capital transactions	—	—	(9,004)	(39,815)

Total change in net assets resulting from capital transactions	$(1,746,989)	$(3,194,896)	$(37,303)	$(1,003,518)

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Agency
Issued	121,915	848,146	30,972	218,883
Reinvested	2	253	2	104
Redeemed	(213,308)	(1,258,223)	(53,576)	(270,864)

Change in Agency Shares	(91,391)	(409,824)	(22,602)	(51,877)

Institutional Class
Issued	21,112,643	29,765,334	6,656,710	6,326,873
Reinvested	115	1,990	101	2,091
Redeemed	(22,835,694)	(32,082,322)	(6,611,560)	(7,183,133)

Change in Institutional Class Shares	(1,722,936)	(2,314,998)	45,251	(854,169)

Morgan
Issued	11,401	67,584	3,116	86,688
Reinvested	2	38	3	97
Redeemed	(17,093)	(55,634)	(22,734)	(78,412)

Change in Morgan Shares	(5,690)	11,988	(19,615)	8,373

Premier
Issued	105,970	1,033,554	11,516	128,703
Reinvested	2	71	1	49
Redeemed	(266,713)	(1,382,269)	(42,849)	(194,788)

Change in Premier Shares	(160,741)	(348,644)	(31,332)	(66,036)

Reserve
Issued	7,953,871	8,608,499	—	—
Reinvested	3	5	—	—
Redeemed	(7,720,106)	(8,741,922)	—	—

Change in Reserve Shares	233,768	(133,418)	—	—

Service
Issued	—	—	12,654	—
Reinvested	—	—	2	92
Redeemed	—	—	(21,660)	(39,901)

Change in Service Shares	—	—	(9,004)	(39,809)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$628	$89,722	$17,688	$181,856
Distributions reinvested	— (a)	— (a)	— (a)	— (a)
Cost of shares redeemed	(19,814)	(92,897)	(40,346)	(371,702)

Change in net assets resulting from Agency capital transactions	(19,186)	(3,175)	(22,658)	(189,846)

Institutional Class
Proceeds from shares issued	159,505	372,860	1,181,543	1,320,304
Distributions reinvested	4	4	28	105
Cost of shares redeemed	(228,993)	(503,841)	(1,289,068)	(2,413,099)

Change in net assets resulting from Institutional Class capital transactions	(69,484)	(130,977)	(107,497)	(1,092,690)

Morgan
Proceeds from shares issued	1,494	33,813	4,593	27,493
Distributions reinvested	1	14	7	143
Cost of shares redeemed	(4,874)	(29,152)	(14,519)	(29,866)

Change in net assets resulting from Morgan capital transactions	(3,379)	4,675	(9,919)	(2,230)

Premier
Proceeds from shares issued	267,330	483,690	202,019	894,945
Distributions reinvested	1	78	— (a)	325
Cost of shares redeemed	(243,200)	(615,018)	(196,551)	(1,546,070)

Change in net assets resulting from Premier capital transactions	24,131	(131,250)	5,468	(650,800)

Reserve
Proceeds from shares issued	—	—	799	4,281
Distributions reinvested	—	—	— (a)	2
Cost of shares redeemed	—	—	(155)	(3,908)

Change in net assets resulting from Reserve capital transactions	—	—	644	375

Service
Proceeds from shares issued	2,847	2	686	1
Distributions reinvested	2	29	— (a)	12
Cost of shares redeemed	(5,293)	(16,371)	(1,866)	(4,644)

Change in net assets resulting from Service capital transactions	(2,444)	(16,340)	(1,180)	(4,631)

Total change in net assets resulting from capital transactions	$(70,362)	$(277,067)	$(135,142)	$(1,939,822)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Agency
Issued	628	89,714	17,688	181,854
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(19,810)	(92,894)	(40,346)	(371,696)

Change in Agency Shares	(19,182)	(3,180)	(22,658)	(189,842)

Institutional Class
Issued	159,500	372,851	1,181,542	1,320,271
Reinvested	4	4	28	105
Redeemed	(228,979)	(503,824)	(1,289,068)	(2,413,093)

Change in Institutional Class Shares	(69,475)	(130,969)	(107,498)	(1,092,717)

Morgan
Issued	1,494	33,811	4,593	27,488
Reinvested	1	14	7	143
Redeemed	(4,872)	(29,152)	(14,519)	(29,866)

Change in Morgan Shares	(3,377)	4,673	(9,919)	(2,235)

Premier
Issued	267,314	483,680	202,019	894,939
Reinvested	1	78	— (a)	325
Redeemed	(243,200)	(615,011)	(196,551)	(1,546,038)

Change in Premier Shares	24,115	(131,253)	5,468	(650,774)

Reserve
Issued	—	—	799	4,281
Reinvested	—	—	— (a)	3
Redeemed	—	—	(155)	(3,908)

Change in Reserve Shares	—	—	644	376

Service
Issued	2,847	—	686	1
Reinvested	2	29	1	12
Redeemed	(5,293)	(16,367)	(1,866)	(4,644)

Change in Service Shares	(2,444)	(16,338)	(1,179)	(4,631)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund
Academy
Year Ended February 28, 2022	$1.0006	$0.0007		$(0.0003)	$0.0004	$(0.0007)	$—		$(0.0007)
Year Ended February 28, 2021	1.0006	0.0036		— (e)	0.0036	(0.0036)	—	(e)	(0.0036)
May 15, 2019 (f) through February 29, 2020	1.0003	0.0162		0.0003	0.0165	(0.0162)	—		(0.0162)

Agency
Year Ended February 28, 2022	1.0008	0.0001		(0.0003)	(0.0002)	(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0007	0.0028		0.0001	0.0029	(0.0028)	—	(e)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205		0.0004	0.0209	(0.0205)	—	(e)	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204		0.0002	0.0206	(0.0204)	—	(e)	(0.0204)
Year Ended February 28, 2018	1.0004	0.0114	(g)	(0.0004)	0.0110	(0.0113)	—	(e)	(0.0113)

Capital
Year Ended February 28, 2022	1.0005	0.0007		(0.0002)	0.0005	(0.0007)	—		(0.0007)
Year Ended February 28, 2021	1.0005	0.0036		— (e)	0.0036	(0.0036)	—	(e)	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213		0.0002	0.0215	(0.0213)	—	(e)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212		0.0002	0.0214	(0.0212)	—	(e)	(0.0212)
Year Ended February 28, 2018	1.0004	0.0122	(g)	(0.0004)	0.0118	(0.0121)	—	(e)	(0.0121)

Class C
Year Ended February 28, 2022	1.0005	0.0001		(0.0002)	(0.0001)	(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0005	0.0006		— (e)	0.0006	(0.0006)	—	(e)	(0.0006)
Year Ended February 29, 2020	1.0003	0.0134		0.0002	0.0136	(0.0134)	—	(e)	(0.0134)
Year Ended February 28, 2019	1.0001	0.0133		0.0002	0.0135	(0.0133)	—	(e)	(0.0133)
Year Ended February 28, 2018	1.0004	0.0039	(g)	— (e)	0.0039	(0.0042)	—	(e)	(0.0042)

Empower
Year Ended February 28, 2022	1.0005	0.0007		(0.0003)	0.0004	(0.0007)	—		(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	—	(e)	— (e)	— (e)	— (e)	—		— (e)

IM
Year Ended February 28, 2022	1.0006	0.0007		(0.0003)	0.0004	(0.0007)	—		(0.0007)
Year Ended February 28, 2021	1.0006	0.0039		— (e)	0.0039	(0.0039)	—	(e)	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216		0.0003	0.0219	(0.0216)	—	(e)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215		0.0002	0.0217	(0.0215)	—	(e)	(0.0215)
Year Ended February 28, 2018	1.0004	0.0124	(g)	(0.0004)	0.0120	(0.0123)	—	(e)	(0.0123)

Institutional Class
Year Ended February 28, 2022	1.0005	0.0005		(0.0002)	0.0003	(0.0005)	—		(0.0005)
Year Ended February 28, 2021	1.0005	0.0033		— (e)	0.0033	(0.0033)	—	(e)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210		0.0002	0.0212	(0.0210)	—	(e)	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209		0.0002	0.0211	(0.0209)	—	(e)	(0.0209)
Year Ended February 28, 2018	1.0004	0.0119	(g)	(0.0004)	0.0115	(0.0118)	—	(e)	(0.0118)

Morgan
Year Ended February 28, 2022	1.0011	0.0001		(0.0004)	(0.0003)	(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0008	0.0016		0.0003	0.0019	(0.0016)	—	(e)	(0.0016)
Year Ended February 29, 2020	1.0003	0.0180		0.0005	0.0185	(0.0180)	—	(e)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179		0.0002	0.0181	(0.0179)	—	(e)	(0.0179)
Year Ended February 28, 2018	1.0004	0.0089	(g)	(0.0005)	0.0084	(0.0087)	—	(e)	(0.0087)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)

Voluntary waivers amounted to 0.08%, 0.10%, 0.08%, 0.81%, 0.08%, 0.04%, 0.09% and 0.34% for Academy, Agency, Capital, Class C, Empower, IM, Institutional Class and Morgan, respectively, for 2022, and 0.01%, 0.02%, 0.02%, 0.51%, less than 0.005%, 0.01%, 0.02% and 0.12% for Academy, Agency, Capital, Class C, Empower, IM, Institutional Class and Morgan, respectively, for 2021.

(e)	Amount rounds to less than $0.00005.
(f)	Commencement of offering of class of shares.
(g)	Calculated based upon average shares outstanding.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
	Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0003	0.04%	$918,415	0.10	%(d)	0.07%	0.19%
1.0006	0.36	1,011,973	0.17	(d)	0.38	0.19
1.0006	1.66	150,519	0.18		1.69	0.26

1.0005	(0.02)	1,403,993	0.16	(d)	0.01	0.29
1.0008	0.29	1,492,906	0.24	(d)	0.30	0.29
1.0007	2.11	2,517,667	0.26		2.05	0.30
1.0003	2.08	2,474,137	0.26		2.09	0.31
1.0001	1.10	1,494,001	0.26		1.14	0.31

1.0003	0.05	40,505,885	0.10	(d)	0.07	0.18
1.0005	0.36	42,867,638	0.16	(d)	0.31	0.19
1.0005	2.17	33,683,247	0.18		2.09	0.20
1.0003	2.16	26,725,832	0.18		2.13	0.21
1.0001	1.18	24,654,174	0.18		1.22	0.21

1.0003	(0.01)	539	0.16	(d)	0.01	5.49
1.0005	0.06	734	0.46	(d)	0.06	4.90
1.0005	1.37	806	0.97		1.38	3.88
1.0003	1.36	1,218	0.97		1.30	2.80
1.0001	0.39	2,012	0.97		0.39	2.27

1.0002	0.04	564,948	0.10	(d)	0.07	0.20
1.0005	0.00 (h)	25	0.12	(d)	0.10	0.19

1.0003	0.04	9,524,945	0.10	(d)	0.07	0.13
1.0006	0.39	7,515,957	0.13	(d)	0.35	0.14
1.0006	2.21	5,541,728	0.15		2.12	0.15
1.0003	2.19	1,896,262	0.16		2.13	0.16
1.0001	1.21	2,032,079	0.16		1.24	0.16

1.0003	0.03	14,794,803	0.12	(d)	0.05	0.23
1.0005	0.33	19,063,596	0.19	(d)	0.30	0.24
1.0005	2.14	15,607,982	0.21		2.07	0.25
1.0003	2.13	11,691,618	0.21		2.12	0.26
1.0001	1.15	8,567,374	0.21		1.19	0.26

1.0007	(0.03)	877,230	0.17	(d)	0.01	0.50
1.0011	0.19	1,353,316	0.38	(d)	0.22	0.50
1.0008	1.87	2,880,586	0.51		1.78	0.51
1.0003	1.82	2,395,205	0.52		1.88	0.53
1.0001	0.84	739,866	0.52		0.89	0.56

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund (continued)
Premier
Year Ended February 28, 2022	$1.0007	$0.0001		$(0.0003)	$(0.0002)	$(0.0001)	$—		$(0.0001)
Year Ended February 28, 2021	1.0006	0.0019		0.0001	0.0020	(0.0019)	—	(e)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186		0.0003	0.0189	(0.0186)	—	(e)	(0.0186)
Year Ended February 28, 2019	1.0001	0.0185		0.0002	0.0187	(0.0185)	—	(e)	(0.0185)
Year Ended February 28, 2018	1.0004	0.0096	(f)	(0.0005)	0.0091	(0.0094)	—	(e)	(0.0094)

Reserve
Year Ended February 28, 2022	1.0009	0.0001		(0.0003)	(0.0002)	(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0007	0.0010		0.0002	0.0012	(0.0010)	—	(e)	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161		0.0004	0.0165	(0.0161)	—	(e)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160		0.0002	0.0162	(0.0160)	—	(e)	(0.0160)
Year Ended February 28, 2018	1.0004	0.0062	(f)	0.0004	0.0066	(0.0069)	—	(e)	(0.0069)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Voluntary waivers amounted to 0.27% and 0.54% for Premier and Reserve, respectively, for 2022, and 0.09% and 0.16% for Premier and Reserve, respectively, for 2021.
(e)	Amount rounds to less than $0.00005.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
	Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0004	(0.02)%	$1,007,946	0.16	%(d)	0.01%	0.44%
1.0007	0.20	1,337,044	0.35	(d)	0.22	0.44
1.0006	1.91	2,646,576	0.45		1.83	0.45
1.0003	1.89	1,884,553	0.45		1.90	0.46
1.0001	0.91	1,093,169	0.45		0.96	0.46

1.0006	(0.02)	2,852	0.16	(d)	0.01	2.42
1.0009	0.12	1,084	0.53	(d)	0.33	2.00
1.0007	1.66	12,017	0.70		1.59	0.94
1.0003	1.64	13,024	0.70		1.57	0.85
1.0001	0.66	15,846	0.70		0.62	0.76

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Year Ended February 28, 2022	$1.0005	$0.0001	$(0.0002)		$(0.0001)	$(0.0001)	$—	(d)	$(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004		0.0027	(0.0023)	—	(d)	(0.0023)
Year Ended February 29, 2020	1.0000	0.0117	0.0001	(f)	0.0118	(0.0117)	—	(d)	(0.0117)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0123	—	(d)	0.0123	(0.0123)	—	(d)	(0.0123)

Capital
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)		(0.0001)	(0.0002)	—	(d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006		0.0034	(0.0028)	—	(d)	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125	—	(d)	0.0125	(0.0125)	—	(d)	(0.0125)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0131	—	(d)	0.0131	(0.0131)	—	(d)	(0.0131)

IM
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)		— (d)	(0.0002)	—	(d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005		0.0035	(0.0030)	—	(d)	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127	—	(d)	0.0127	(0.0127)	—	(d)	(0.0127)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0133	—	(d)	0.0133	(0.0133)	—	(d)	(0.0133)

Institutional Class
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)		(0.0001)	(0.0001)	—	(d)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005		0.0031	(0.0026)	—	(d)	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122	—	(d)	0.0122	(0.0122)	—	(d)	(0.0122)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0128	—	(d)	0.0128	(0.0128)	—	(d)	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)

Voluntary waivers amounted to 0.16%, 0.09%, 0.07% and 0.12% for Agency, Capital, IM and Institutional Class, respectively, for 2022, and 0.02%, less than 0.005%, 0.01% and 0.01% for Agency, Capital, IM and Institutional Class, respectively, for 2021.

(f)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0003	(0.01)%	$17,084	0.11	%(e)	0.01%		0.44%
1.0005	0.27	23,163	0.24	(e)	0.25		0.36
1.0001	1.19	41,696	0.26		1.15		0.38
1.0000	1.24	17,148	0.26	(h)	1.36	(h)	2.96	(h)

1.0003	(0.01)	182,500	0.09	(e)	0.02		0.22
1.0006	0.34	37,889	0.18	(e)	0.41		0.22
1.0000	1.26	228,168	0.18		1.18		0.24
1.0000	1.32	72,933	0.18	(h)	1.42	(h)	0.40	(h)

1.0003	0.00 (i)	723,312	0.08	(e)	0.02		0.15
1.0005	0.35	665,960	0.15	(e)	0.18		0.16
1.0000	1.28	391,386	0.16		1.24		0.18
1.0000	1.34	475,368	0.16	(h)	1.32	(h)	0.23	(h)

1.0003	(0.01)	355,017	0.09	(e)	0.01		0.26
1.0005	0.31	478,239	0.20	(e)	0.23		0.26
1.0000	1.23	309,118	0.21		1.20		0.28
1.0000	1.29	377,900	0.21	(h)	1.40	(h)	0.37	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Year Ended February 28, 2022	$1.0001	$0.0010	$(0.0005)	$0.0005	$(0.0010)	$—	(d)	$(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	—	(d)	(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	—	(d)	(0.0222)
September 19, 2018 (e) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—		(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of operations.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$0.9996	0.05%	$1,921,994	0.06%		0.10%		0.14%
1.0001	0.44	2,168,587	0.06		0.48		0.15
1.0002	2.25	3,455,824	0.06		2.20		0.16
1.0001	1.10	2,865,539	0.06	(f)	2.53	(f)	0.23	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Year Ended February 28, 2022	$1.00	$—	(c)	$—	(c)	$—	(c)	$— (c)	$—		$— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

Capital
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—		— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

Class C
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—		— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

Institutional Class
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—		— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

Investor
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—		— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

Morgan
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—		— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

Premier
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—		— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

Reserve
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—		— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

(a)	Calculated based upon average shares outstanding.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)

Voluntary waivers amounted to 0.09%, 0.03%, 0.80%, 0.05%, 0.32%, 0.42%, 0.28% and 0.53% for Agency, Capital, Class C, Institutional Class, Investor, Morgan, Premier and Reserve, respectively, for 2022, and 0.02%, less than 0.005%, 0.49%, less than 0.005%, 0.16%, 0.19%, 0.10% and 0.29% for Agency, Capital, Class C, Institutional Class, Investor, Morgan, Premier and Reserve, respectively, for 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (b)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$691,008	0.17	%(d)	0.01%	0.30%
1.00	0.29	1,234,800	0.24	(d)	0.27	0.29
1.00	2.07	1,452,745	0.26		1.94	0.31
1.00	2.06	542,003	0.26		2.13	0.33
1.00	1.11	158,527	0.26		1.16	0.34

1.00	0.04	1,804,197	0.15	(d)	0.04	0.19
1.00	0.35	4,806,805	0.18	(d)	0.25	0.19
1.00	2.15	2,295,874	0.18		2.01	0.21
1.00	2.14	558,492	0.18		2.16	0.23
1.00	1.19	98,814	0.18		1.36	0.24

1.00	0.01	21,564	0.17	(d)	0.01	1.16
1.00	0.07	33,821	0.48	(d)	0.05	1.15
1.00	1.34	18,423	0.97		1.35	1.18
1.00	1.34	22,073	0.97		1.34	1.19
1.00	0.40	22,267	0.97		0.38	1.20

1.00	0.02	1,763,092	0.16	(d)	0.02	0.25
1.00	0.32	3,055,814	0.21	(d)	0.30	0.24
1.00	2.12	3,412,753	0.21		2.07	0.26
1.00	2.11	2,717,544	0.21		2.17	0.28
1.00	1.16	988,333	0.21		1.21	0.29

1.00	0.01	1,804	0.17	(d)	0.01	0.50
1.00	0.17	6,189	0.34	(d)	0.16	0.58
1.00	1.81	7,904	0.51		1.78	0.52
1.00	1.81	8,147	0.51		1.79	0.54
1.00	0.86	8,616	0.51		0.89	0.55

1.00	0.01	453,086	0.17	(d)	0.01	0.61
1.00	0.14	627,541	0.40	(d)	0.14	0.60
1.00	1.73	543,317	0.59		1.69	0.63
1.00	1.73	307,584	0.59		1.76	0.68
1.00	0.78	156,049	0.59		0.78	0.70

1.00	0.01	1,532,491	0.17	(d)	0.01	0.45
1.00	0.19	2,373,258	0.35	(d)	0.19	0.44
1.00	1.87	3,031,847	0.45		1.77	0.46
1.00	1.87	1,140,955	0.45		1.93	0.48
1.00	0.92	353,810	0.45		0.95	0.49

1.00	0.01	4,231	0.17	(d)	0.01	0.70
1.00	0.11	5,661	0.40	(d)	0.11	0.88
1.00	1.62	3,797	0.70		1.62	0.84
1.00	1.61	4,548	0.70		1.59	0.74
1.00	0.67	6,527	0.70		0.65	0.74

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund
Academy
Year Ended February 28, 2022	$1.00	$—	(e)	$—	(e)	$—	(e)	$— (e)	$—		$— (e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
May 15, 2019(g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)	—		(0.01)

Agency
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)

Capital
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)

E*Trade
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Empower
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
February 23, 2021(g) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)

IM
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)

Institutional Class
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)

Investor
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers amounted to 0.13%, 0.20%, 0.13%, 0.94%, 0.13%, 0.09%, 0.15% and 0.41% for Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class and Investor, respectively, for 2022, 0.04%, 0.06%, 0.03%, 0.75%, less than 0.005%, 0.01%, 0.04% and 0.25% for Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class and Investor, respectively, for 2021, and 0.03% for E*Trade for 2018.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.03%		$10,734,174	0.04	%(f)	0.03%		0.18%
1.00	0.14		3,689,489	0.14	(f)	0.07		0.18
1.00	1.47		85,026	0.18		1.49		0.21

1.00	0.01		8,485,249	0.06	(f)	0.01		0.28
1.00	0.09		16,148,773	0.20	(f)	0.08		0.28
1.00	1.87		14,132,125	0.26		1.84		0.30
1.00	1.82		11,112,454	0.26		1.79		0.31
1.00	0.81		13,906,062	0.26		0.80		0.31

1.00	0.03		166,488,233	0.04	(f)	0.03		0.18
1.00	0.14		143,184,525	0.15	(f)	0.13		0.19
1.00	1.95		86,263,432	0.18		1.91		0.20
1.00	1.90		73,390,258	0.18		1.87		0.21
1.00	0.89		92,747,537	0.18		0.88		0.21

1.00	0.01		387,687	0.06	(f)	0.01		1.03
1.00	0.03		404,756	0.25	(f)	0.02		1.03
1.00	1.12		298,348	1.00		1.10		1.05
1.00	1.07		274,993	1.00		1.04		1.06
1.00	0.13		291,828	0.97	(f)	0.17		1.06

1.00	0.03		4,160,732	0.04	(f)	0.03		0.18
1.00	0.00	(h)	500,028	0.06	(f)	0.04		0.19

1.00	0.03		10,046,645	0.04	(f)	0.03		0.13
1.00	0.17		7,317,310	0.12	(f)	0.16		0.14
1.00	1.99		7,443,910	0.15		1.90		0.15
1.00	1.92		6,108,975	0.16		1.95		0.16
1.00	0.91		2,493,731	0.16		0.96		0.16

1.00	0.01		27,455,761	0.06	(f)	0.01		0.23
1.00	0.12		39,608,624	0.17	(f)	0.11		0.23
1.00	1.92		43,246,064	0.21		1.89		0.25
1.00	1.87		41,868,607	0.21		1.88		0.26
1.00	0.86		32,544,047	0.21		0.85		0.26

1.00	0.00	(h)	1,858,457	0.07	(f)	0.00	(h)	0.48
1.00	0.05		842,931	0.24	(f)	0.04		0.48
1.00	1.63		684,791	0.50		1.68		0.50
1.00	1.57		1,127,675	0.50		1.60		0.50
1.00	0.56		748,306	0.51		0.54		0.51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund (continued)
Morgan
Year Ended February 28, 2022	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Reserve
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers amounted to 0.51%, 0.37%, 0.61% and 0.96% for Morgan, Premier, Reserve and Service, respectively, for 2022, 0.33%, 0.21% 0.47% and 0.74% for Morgan, Premier, Reserve and Service, respectively, for 2021, and less than 0.005% and 0.12% for Reserve and Service, respectively, for 2018.

(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(g)	$1,956,424	0.07	%(f)	0.00	%(g)	0.59%
1.00	0.05		1,870,723	0.25	(f)	0.05		0.59
1.00	1.54		2,064,159	0.59		1.50		0.60
1.00	1.48		1,660,477	0.59		1.49		0.61
1.00	0.48		1,231,217	0.59		0.44		0.61

1.00	0.01		5,330,175	0.06	(f)	0.01		0.43
1.00	0.06		5,020,827	0.22	(f)	0.05		0.43
1.00	1.68		4,095,749	0.45		1.64		0.45
1.00	1.62		2,945,521	0.45		1.59		0.46
1.00	0.62		5,500,002	0.45		0.60		0.46

1.00	0.00	(g)	7,409,330	0.07	(f)	0.00	(g)	0.68
1.00	0.04		27,414	0.22	(f)	0.03		0.69
1.00	1.42		20,829	0.70		1.41		0.71
1.00	1.37		19,468	0.70		1.28		0.71
1.00	0.37		59,334	0.70	(f)	0.33		0.71

1.00	0.00	(g)	433,435	0.07	(f)	0.00	(g)	1.03
1.00	0.03		514,476	0.29	(f)	0.03		1.03
1.00	1.07		867,659	1.05		1.19		1.05
1.00	1.02		2,993,274	1.05		1.08		1.05
1.00	0.09		1,649,354	0.93	(f)	0.08		1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Year Ended February 28, 2022	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
September 30, 2020 (g) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Agency
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Capital
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
September 22, 2017 (g) through February 28, 2018	1.00	0.01		(0.01)		—	(e)	—	(e)	—	(e)	—	(e)

Class C
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Empower
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
February 23, 2021 (g) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

IM
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Institutional Class
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Investor
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers amounted to 0.14%, 0.20%, 0.12%, 0.90%, 0.13%, 0.09%, 0.15% and 0.42% for Academy, Agency, Capital, Class C, Empower, IM, Institutional Class and Investor, respectively, for 2022, 0.05%, 0.06%, 0.02%, 0.70%, less than 0.005%, 0.01%, 0.04% and 0.22% for Academy, Agency, Capital, Class C, Empower, IM, Institutional Class and Investor, respectively, for 2021, and 0.07% for Class C for 2018.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$100	0.04	%(f)	0.01%		0.19%
1.00	0.01		17,600	0.07	(f)	0.03		0.23

1.00	0.01		914,835	0.06	(f)	0.01		0.28
1.00	0.09		1,865,281	0.20	(f)	0.09		0.29
1.00	1.85		1,744,289	0.26		1.85		0.30
1.00	1.83		2,013,982	0.26		1.90		0.30
1.00	0.81		930,654	0.26		0.82		0.31

1.00	0.01		10,784,903	0.06	(f)	0.01		0.18
1.00	0.14		13,539,346	0.16	(f)	0.13		0.19
1.00	1.94		9,945,933	0.18		1.89		0.20
1.00	1.91		6,425,187	0.18		1.92		0.20
1.00	0.47		3,501,095	0.18		1.17		0.21

1.00	0.00	(h)	461,114	0.07	(f)	0.00	(h)	1.14
1.00	0.02		393,546	0.27	(f)	0.02		1.14
1.00	1.13		292,824	0.97		1.16		1.15
1.00	1.11		375,230	0.97		1.09		1.16
1.00	0.15		417,056	0.90	(f)	0.13		1.16

1.00	0.01		112,014	0.05	(f)	0.01		0.18
1.00	0.00	(h)	25	0.06	(f)	0.02		0.18

1.00	0.01		30	0.05	(f)	0.02		0.14
1.00	0.17		24,276	0.12	(f)	0.19		0.14
1.00	1.97		37,429	0.15		2.26		0.15
1.00	1.93		1,451,488	0.15		1.87		0.15
1.00	0.90		3,051,574	0.16		0.81		0.16

1.00	0.01		7,963,115	0.06	(f)	0.01		0.24
1.00	0.12		12,055,194	0.17	(f)	0.13		0.24
1.00	1.90		16,887,054	0.21		1.88		0.25
1.00	1.88		17,766,429	0.21		1.89		0.25
1.00	0.86		13,500,900	0.21		0.84		0.26

1.00	0.00	(h)	16,665	0.07	(f)	0.00	(h)	0.48
1.00	0.04		16,604	0.27	(f)	0.05		0.54
1.00	1.61		29,937	0.50		1.60		0.50
1.00	1.58		28,583	0.51		1.57		0.51
1.00	0.55		48,818	0.51		0.52		0.51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Year Ended February 28, 2022	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Reserve
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers amounted to 0.52%, 0.38% and 0.61% for Morgan, Premier and Reserve, respectively, for 2022, 0.31%, 0.19% and 0.35% for Morgan, Premier and Reserve, respectively, for 2021, and less than 0.005% for Reserve for 2018.

(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(g)	$350,701	0.06	%(f)	0.00	%(g)	0.59%
1.00	0.04		436,183	0.28	(f)	0.05		0.59
1.00	1.52		734,856	0.59		1.49		0.60
1.00	1.49		634,508	0.59		1.55		0.61
1.00	0.47		283,619	0.59		0.48		0.62

1.00	0.01		2,032,795	0.06	(f)	0.01		0.44
1.00	0.05		1,694,724	0.25	(f)	0.04		0.44
1.00	1.66		1,439,412	0.45		1.60		0.45
1.00	1.63		981,194	0.45		1.68		0.45
1.00	0.61		611,645	0.45		0.61		0.46

1.00	0.00	(g)	244,357	0.07	(f)	0.00	(g)	0.68
1.00	0.03		4,562	0.34	(f)	0.03		0.74
1.00	1.41		5,966	0.70		1.41		0.73
1.00	1.38		6,986	0.70		1.34		0.71
1.00	0.37		12,246	0.70	(f)	0.28		0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Federal Money Market Fund
Agency
Year Ended February 28, 2022	$1.00	$—	(c)	$—	(c)	$—	(c)	$— (c)	$—	(c)	$— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

Institutional Class
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

Morgan
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.01		0.01		0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

Premier
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)

(a)	Calculated based upon average shares outstanding.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)

Voluntary waivers amounted to 0.20%, 0.16%, 0.53% and 0.39% for Agency, Institutional Class, Morgan and Premier, respectively, for 2022, and 0.06%, 0.04%, 0.36% and 0.21% for Agency, Institutional Class, Morgan and Premier, respectively, for 2021.

(e)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (b)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$217,942	0.06	%(d)	0.01%		0.31%
1.00	0.11		318,757	0.20	(d)	0.10		0.30
1.00	1.85		242,716	0.26		1.79		0.30
1.00	1.80		148,122	0.26		1.82		0.31
1.00	0.80		127,451	0.26		0.77		0.33

1.00	0.01		1,322,211	0.06	(d)	0.01		0.25
1.00	0.13		2,344,288	0.17	(d)	0.14		0.25
1.00	1.90		2,572,379	0.21		1.90		0.25
1.00	1.85		3,417,418	0.21		1.85		0.26
1.00	0.85		2,668,613	0.21		0.84		0.28

1.00	0.00	(e)	55,291	0.06	(d)	0.00	(e)	0.64
1.00	0.06		53,546	0.23	(d)	0.05		0.63
1.00	1.51		34,728	0.59		1.48		0.67
1.00	1.46		29,289	0.59		1.45		0.70
1.00	0.46		32,224	0.59		0.44		0.69

1.00	0.01		123,328	0.06	(d)	0.01		0.46
1.00	0.08		198,516	0.24	(d)	0.08		0.45
1.00	1.65		218,858	0.45		1.58		0.45
1.00	1.60		155,001	0.45		1.54		0.47
1.00	0.60		229,795	0.45		0.65		0.48

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Year Ended February 28, 2022	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
September 30, 2020 (g) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Agency
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Capital
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Empower
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
February 23, 2021 (g) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

IM
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
January 15, 2020 (g) through February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers amounted to 0.12%, 0.21%, 0.12%, 0.13%, 0.14%, 0.16% and 0.52% for Academy, Agency, Capital, Empower, IM, Institutional Class and Morgan, respectively, for 2022, 0.08%, 0.05%, 0.02%, 0.12%, less than 0.005%, 0.03% and 0.34% for Academy, Agency, Capital, Empower, IM, Institutional Class and Morgan, respectively, for 2021, and less than 0.005% for Morgan for 2018.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$131,020	0.05	%(f)	0.01%		0.18%
1.00	0.00	(h)	17,600	0.10	(f)	0.01		0.21

1.00	0.01		3,173,164	0.05	(f)	0.01		0.28
1.00	0.10		4,187,912	0.20	(f)	0.09		0.29
1.00	1.82		4,197,262	0.26		1.76		0.30
1.00	1.79		2,567,061	0.26		1.81		0.31
1.00	0.79		1,981,066	0.26		0.80		0.31

1.00	0.01		57,422,062	0.05	(f)	0.01		0.18
1.00	0.13		58,366,269	0.16	(f)	0.11		0.19
1.00	1.90		32,963,549	0.18		1.85		0.20
1.00	1.88		23,528,259	0.18		1.88		0.21
1.00	0.87		19,208,530	0.18		0.89		0.21

1.00	0.01		29,519	0.04	(f)	0.01		0.18
1.00	0.00	(h)	25	0.07	(f)	0.01		0.20

1.00	0.01		224	0.04	(f)	0.01		0.18
1.00	0.16		227	0.13	(f)	0.11		0.14
1.00	0.18		11,885	0.15		1.46		0.15

1.00	0.01		23,076,533	0.05	(f)	0.01		0.23
1.00	0.12		24,097,829	0.18	(f)	0.11		0.24
1.00	1.87		22,282,460	0.21		1.83		0.25
1.00	1.84		17,858,556	0.21		1.87		0.26
1.00	0.84		11,098,506	0.21		0.83		0.26

1.00	0.00	(h)	2,206,039	0.06	(f)	0.00	(h)	0.58
1.00	0.05		2,251,619	0.24	(f)	0.05		0.59
1.00	1.49		2,023,440	0.59		1.47		0.60
1.00	1.46		2,009,129	0.59		1.45		0.61
1.00	0.45		1,617,985	0.59	(f)	0.46		0.61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Reserve
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers amounted to 0.38% and 0.62% for Premier and Reserve, respectively, for 2022, 0.19% and 0.44% for Premier and Reserve, respectively, for 2021, and less than 0.005% for Reserve for 2018.

(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

1.00	0.01		1,947,356	0.05	(f)	0.01		0.43
1.00	0.06		1,999,999	0.25	(f)	0.06		0.44
1.00	1.63		2,537,050	0.45		1.62		0.45
1.00	1.60		2,059,307	0.45		1.65		0.46
1.00	0.59		848,906	0.45		0.59		0.46

1.00	0.00	(g)	3,821,500	0.06	(f)	0.00	(g)	0.68
1.00	0.04		2,893,380	0.25	(f)	0.03		0.69
1.00	1.38		2,102,023	0.70		1.34		0.70
1.00	1.35		1,561,835	0.70		1.42		0.71
1.00	0.35		258,002	0.70	(f)	0.41		0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Year Ended February 28, 2022	$1.00	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)

Institutional Class
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)

Morgan
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)

Voluntary waivers amounted to 0.16%, 0.12%, 0.49%, 0.33% and 0.59% for Agency, Institutional Class, Morgan, Premier and Reserve, respectively, for 2022, 0.03%, 0.01%, 0.29%, 0.14% and 0.39% for Agency, Institutional Class, Morgan, Premier and Reserve, respectively, for 2021, and less than 0.005% for Reserve for 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (b)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$281,075	0.10	%(d)	0.01%	0.29%
1.00	0.26	372,457	0.23	(d)	0.33	0.29
1.00	1.17	782,269	0.26		1.17	0.30
1.00	1.24	1,063,941	0.26		1.23	0.31
1.00	0.68	831,137	0.26		0.70	0.31

1.00	0.02	5,135,738	0.09	(d)	0.02	0.24
1.00	0.29	6,858,653	0.20	(d)	0.33	0.24
1.00	1.22	9,173,460	0.21		1.23	0.25
1.00	1.29	12,402,297	0.21		1.27	0.26
1.00	0.73	11,970,538	0.21		0.73	0.26

1.00	0.01	17,140	0.10	(d)	0.01	0.62
1.00	0.19	22,830	0.30	(d)	0.12	0.61
1.00	0.84	10,842	0.59		0.83	0.64
1.00	0.90	9,884	0.59		0.89	0.68
1.00	0.35	9,555	0.59		0.34	0.66

1.00	0.01	338,064	0.10	(d)	0.01	0.44
1.00	0.21	498,856	0.29	(d)	0.26	0.44
1.00	0.98	847,483	0.45		0.99	0.45
1.00	1.04	1,062,712	0.45		1.03	0.46
1.00	0.49	1,560,291	0.45		0.48	0.46

1.00	0.01	1,807,835	0.10	(d)	0.01	0.69
1.00	0.18	1,574,145	0.29	(d)	0.16	0.69
1.00	0.73	1,707,525	0.70		0.72	0.70
1.00	0.79	2,028,976	0.70		0.78	0.71
1.00	0.24	2,511,847	0.70	(d)	0.23	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Municipal Money Market Fund
Agency
Year Ended February 28, 2022	$1.00	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)

Institutional Class
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)

Morgan
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)

Service
Year Ended February 28, 2022	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2019	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)

Voluntary waivers amounted to 0.13%, 0.09%, 0.46%, 0.32% and 0.92% for Agency, Institutional Class, Morgan, Premier and Service, respectively, for 2022, 0.01%, 0.01%, 0.24%, 0.10% and 0.60% for Agency, Institutional Class, Morgan, Premier and Service, respectively, for 2021, less than 0.005% for Service for 2020, less than 0.005% for Service for 2019, and 0.14% for Service for 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (b)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$38,272	0.13	%(d)	0.01%	0.32%
1.00	0.31	60,879	0.25	(d)	0.38	0.31
1.00	1.20	112,747	0.26		1.20	0.34
1.00	1.26	127,136	0.26		1.25	0.33
1.00	0.73	140,809	0.26		0.76	0.35

1.00	0.02	879,357	0.12	(d)	0.02	0.27
1.00	0.35	834,116	0.20	(d)	0.38	0.26
1.00	1.25	1,688,150	0.21		1.24	0.29
1.00	1.31	2,003,502	0.21		1.30	0.28
1.00	0.78	1,575,116	0.21		0.83	0.31

1.00	0.01	24,236	0.13	(d)	0.01	0.63
1.00	0.22	43,853	0.35	(d)	0.16	0.62
1.00	0.87	35,473	0.59		0.84	0.66
1.00	0.93	15,899	0.59		0.92	0.65
1.00	0.40	13,794	0.59		0.28	0.63

1.00	0.01	37,902	0.13	(d)	0.01	0.47
1.00	0.23	69,237	0.35	(d)	0.28	0.47
1.00	1.01	135,261	0.45		1.00	0.50
1.00	1.07	129,260	0.45		1.06	0.48
1.00	0.54	116,319	0.45		0.57	0.51

1.00	0.01	19,679	0.13	(d)	0.01	1.06
1.00	0.16	28,684	0.44	(d)	0.21	1.06
1.00	0.41	68,493	1.05	(d)	0.48	1.09
1.00	0.47	256,953	1.05	(d)	0.46	1.08
1.00	0.07	282,024	0.91	(d)	0.05	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Year Ended February 28, 2022	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Institutional Class
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers amounted to 0.14%, 0.12%, 0.49%, 0.36% and 0.95% for Agency, Institutional Class, Morgan, Premier and Service, respectively, for 2022, 0.04%, 0.01%, 0.31%, 0.18% and 0.68% for Agency, Institutional Class, Morgan, Premier and Service, respectively, for 2021, 0.01% for Service for 2020, 0.01% for Service for 2019, and 0.16% for Service for 2018.

(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%	$2,527	0.12	%(f)	0.01%	0.37%
1.00	0.23	21,715	0.22	(f)	0.24	0.33
1.00	1.11	24,892	0.26		0.87	0.35

1.00	0.03	87,260	0.09	(f)	0.02	0.32
1.00	0.25	156,740	0.20	(f)	0.30	0.28
1.00	1.15	287,724	0.21		1.03	0.30

1.00	0.02	3,744	0.10	(f)	0.01	0.69
1.00	0.17	7,122	0.28	(f)	0.12	0.63
1.00	0.77	2,447	0.59		0.70	0.69
1.00	0.86	1,591	0.59		0.85	0.72
1.00	0.38	1,310	0.59		0.27	0.75

1.00	0.02	126,122	0.09	(f)	0.01	0.52
1.00	0.19	101,991	0.27	(f)	0.20	0.48
1.00	0.91	233,249	0.45		0.87	0.50
1.00	1.00	259,463	0.45		0.97	0.52
1.00	0.52	166,312	0.45		0.49	0.55

1.00	0.02	9,622	0.10	(f)	0.01	1.12
1.00	0.12	12,065	0.37	(f)	0.16	1.08
1.00	0.32	28,405	1.05	(f)	0.37	1.10
1.00	0.41	118,146	1.04	(f)	0.37	1.12
1.00	0.08	125,615	0.89	(f)	0.04	1.15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Year Ended February 28, 2022	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Institutional Class
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2022	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers amounted to 0.14%, 0.09%, 0.46%, 0.33%, 0.58% and 0.92% for Agency, Institutional Class, Morgan, Premier, Reserve and Service, respectively, for 2022, 0.01%, less than 0.005%, 0.27%, 0.11%, 0.35% and 0.63% for Agency, Institutional Class, Morgan, Premier, Reserve and Service, respectively, for 2021, 0.01% for Service for 2020, 0.01% for Service for 2019, and less than 0.005% and 0.15% for Reserve and Service, respectively, for 2018.

(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$50,157	0.12	%(f)	0.01%	0.32%
1.00	0.30	72,812	0.25	(f)	0.44	0.30
1.00	1.15	262,677	0.26		1.06	0.31

1.00	0.03	425,093	0.12	(f)	0.02	0.27
1.00	0.34	532,580	0.21	(f)	0.41	0.25
1.00	1.20	1,625,406	0.21		1.09	0.26

1.00	0.01	50,015	0.13	(f)	0.01	0.65
1.00	0.23	59,934	0.32	(f)	0.20	0.64
1.00	0.82	62,178	0.59		0.84	0.63
1.00	0.89	132,127	0.59		0.88	0.66
1.00	0.36	134,395	0.59		0.31	0.67

1.00	0.01	97,415	0.12	(f)	0.01	0.47
1.00	0.25	91,945	0.34	(f)	0.38	0.45
1.00	0.96	742,781	0.45		0.95	0.47
1.00	1.03	769,285	0.45		1.03	0.49
1.00	0.50	485,365	0.45		0.58	0.51

1.00	0.01	2,142	0.12	(f)	0.01	0.72
1.00	0.21	1,498	0.34	(f)	0.20	0.70
1.00	0.70	1,122	0.70		0.71	0.72
1.00	0.78	1,569	0.70		0.75	0.74
1.00	0.25	2,285	0.70	(f)	0.24	0.78

1.00	0.01	2,551	0.13	(f)	0.01	1.07
1.00	0.18	3,729	0.41	(f)	0.21	1.11
1.00	0.36	8,363	1.05	(f)	0.45	1.08
1.00	0.43	36,537	1.04	(f)	0.43	1.09
1.00	0.06	49,027	0.90	(f)	0.05	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Class C, Empower(1), IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Class C, E*Trade(2), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, E*Trade, Empower(1), IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy(3), Agency, Capital, Class C, Empower(1), IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy(3), Agency, Capital, Empower(1), IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(4), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, E*Trade(4), Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, E*Trade(4), Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Commenced operations on February 23, 2021.
(2)	No assets from the close of business on October 19, 2016.
(3)	Commenced operations on September 30, 2020.
(4)	No assets from the close of business on September 21, 2016.

The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.

The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.

The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

140	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Boards of Trustees of the Trusts (the “Boards”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Funds have adopted policies and procedures that allow the Boards to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Academy, Agency, Agency SL, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. Effective October 1, 2020, Class C Shares automatically convert to Morgan Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$69,199,515	$—	$69,199,515

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,259,861	$—	$1,259,861

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,921,878	$—	$1,921,878

(a)	Please refer to the SOI for specifics of portfolio holdings.

The following is a summary of the inputs used as of February 28, 2022, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value:

Liquid Assets Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$6,256,935	$—	$6,256,935

(a)	Please refer to the SOI for specifics of portfolio holdings.

142	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

U.S. Government Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$241,404,689	$—	$241,404,689

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$22,068,549	$—	$22,068,549

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,677,058	$—	$1,677,058

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$96,463,126	$—	$96,463,126

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$7,587,347	$—	$7,587,347

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$985,501	$—	$985,501

(a)	Please refer to the SOI for specifics of portfolio holdings.

California Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$225,640	$—	$225,640

(a)	Please refer to the SOI for specifics of portfolio holdings.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

New York Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$626,489	$—	$626,489

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Prime Money Market Fund, Liquid Assets Money Market Fund, Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and California Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and California Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2022, which are shown as a Receivable for Investment securities sold — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2022 are detailed on the SOIs.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

144	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2022 are as follows:

	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund		Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund		California Municipal Money Market Fund		New York Municipal Money Market Fund
Academy	$44	n/a	n/a	n/a		$131	$2		n/a	$2	n/a	n/a		n/a		n/a
Agency	57	$26	n/a	$17		294	27		$5	63	$5	$2		$—	(a)	$1
Agency SL	n/a	n/a	$81	n/a		n/a	n/a		n/a	n/a	n/a	n/a		n/a		n/a
Capital	832	30	n/a	61		2,905	194		n/a	1,059	n/a	n/a		n/a		n/a
Class C	26	n/a	n/a	4		n/a	8		n/a	n/a	n/a	n/a		n/a		n/a
E*Trade	n/a	n/a	n/a	n/a		7	n/a		n/a	n/a	n/a	n/a		n/a		n/a
Empower	31	n/a	n/a	n/a		44	6		n/a	5	n/a	n/a		n/a		n/a
IM	214	48	n/a	n/a		155	—	(a)	n/a	2	n/a	n/a		n/a		n/a
Institutional Class	326	33	n/a	49		542	194		43	460	102	13		1		8
Investor	n/a	n/a	n/a	—	(a)	43	—	(a)	n/a	n/a	n/a	n/a		n/a		n/a
Morgan	216	n/a	n/a	77		86	23		20	76	6	4		1		19
Premier	57	n/a	n/a	32		110	38		6	39	9	—	(a)	3		2
Reserve	28	n/a	n/a	—	(a)	45	—	(a)	n/a	57	29	n/a		n/a		—	(a)
Service	n/a	n/a	n/a	n/a		6	n/a		n/a	n/a	n/a	—	(a)	—	(a)	—	(a)

Total	$1,831	$137	$81	$240		$4,368	$492		$74	$1,763	$151	$19		$5		$30

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2022, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
U.S. Treasury Plus Money Market Fund	$(6)	$6		$—
Federal Money Market Fund	—	16		(16)
Tax Free Money Market Fund	111	—		(111)
Municipal Money Market Fund	143	—		(143)
California Municipal Money Market Fund	12	(7)		(5)
New York Municipal Money Market Fund	18	—	(a)	(18)

(a)	Amount rounds to less than one thousand.

The reclassifications for the Funds relate primarily to redesignation of dividends and tax equalization.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the year ended February 28, 2022, the effective rate was 0.05% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class C, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.75	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	n/a	0.60	0.10	0.25	0.60

JPMDS waived distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the year ended February 28, 2022, JPMDS retained the following:

CDSC
Liquid Assets Money Market Fund	$—	(a)

(a)	Amount rounds to less than one thousand.

146	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Academy	Agency	Capital	Class C	E*Trade	Empower
Prime Money Market Fund	0.05%	0.15%	0.05%	0.25%	n/a	0.05%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	0.25	0.30%	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	n/a	0.30	0.05
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.25	n/a	0.05
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	n/a	0.05
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a

	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	0.10	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.10	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.10	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.10	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.10	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.10	n/a	0.35	0.30	0.30	0.30
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Academy	Agency	Agency SL	Capital	Class C	E*Trade	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.97%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	0.97	1.00%	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	n/a	1.00	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.97	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a

	IM	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2022 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2022. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2022, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$13	$—	$6,538	$6,551	$49
Institutional Tax Free Money Market Fund	34	23	272	329	14
Securities Lending Money Market Fund	1,397	931	—	2,328	—
Liquid Assets Money Market Fund	10	—	1,633	1,643	—
U.S. Government Money Market Fund	44	—	19,240	19,284	—
U.S. Treasury Plus Money Market Fund	6	—	4,065	4,071	1
Federal Money Market Fund	76	51	701	828	—
100% U.S. Treasury Securities Money Market Fund	21	—	9,420	9,441	—
Tax Free Money Market Fund	—	—	1,688	1,688	—
Municipal Money Market Fund	96	58	334	488	—
California Municipal Money Market Fund	103	69	50	222	—
New York Municipal Money Market Fund	74	48	251	373	—

148	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Distribution Fees	Service Fees	Transfer Agency Fees	Total	Voluntary Reimbursements
Prime Money Market Fund	$14,790	$9,860	$9	$37,161	$1,117	$62,937	$—	(a)
Institutional Tax Free Money Market Fund	613	402	—	291	90	1,396	—
Liquid Assets Money Market Fund	512	341	724	8,856	35	10,468	—
U.S. Government Money Market Fund	125,491	83,661	17,336	152,132	3,235	381,855	—
U.S. Treasury Plus Money Market Fund	12,377	8,251	3,732	21,786	268	46,414	—
Federal Money Market Fund	1,115	727	50	1,935	71	3,898	36
100% U.S. Treasury Securities Money Market Fund	46,154	30,770	10,474	74,800	1,438	163,636	—
Tax Free Money Market Fund	2,272	1,515	4,297	10,552	103	18,739	—
Municipal Money Market Fund	200	134	172	819	12	1,337	—
California Municipal Money Market Fund	69	36	68	448	2	623	51
New York Municipal Money Market Fund	195	129	77	736	17	1,154	—	(a)

(a)	Amount rounds to less than one thousand.

Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through February 28, 2022 the amount of these waivers were as follows:

Prime Money Market Fund	$2
Institutional Tax Free Money Market Fund	—	(a)
Securities Lending Money Market Fund	—	(a)
Liquid Assets Money Market Fund	—	(a)
U.S. Government Money Market Fund	6
U.S. Treasury Plus Money Market Fund	1
Federal Money Market Fund	—	(a)
100% U.S. Treasury Securities Money Market Fund	2
Tax Free Money Market Fund	—	(a)
Municipal Money Market Fund	—	(a)
California Municipal Money Market Fund	—	(a)
New York Municipal Money Market Fund	—	(a)

(a)	Amount rounds to less than one thousand.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2022, Prime Money Market Fund, Liquid Assets Money Market Fund and Securities Lending Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2022, the Funds below engaged in such transactions in the following amounts:

	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$1,448,144	$2,073,417	$—
Tax Free Money Market Fund	1,924,367	1,275,890	—
Municipal Money Market Fund	601,832	667,138	—
California Municipal Money Market Fund	120,624	165,427	—
New York Municipal Money Market Fund	424,935	338,029	—

4. Class-Specific Expenses

The Funds’ class specific gross expenses for the year ended February 28, 2022 were as follows:

	Distribution	Service
Prime Money Market Fund
Academy	$—	$538
Agency	—	2,100
Capital	—	22,974
Class C	5	2
Empower	—	88
Institutional Class	—	15,813
Morgan	—	3,744
Premier	—	3,343
Reserve	4	5

	$9	$48,607

Institutional Tax Free Money Market Fund
Agency	$—	$27
Capital	—	76
Institutional Class	—	485

	$—	$588

Liquid Assets Money Market Fund
Agency	$—	$1,374
Capital	—	1,339
Class C	174	58
Institutional Class	—	2,193
Investor	—	11
Morgan	539	1,886
Premier	—	5,549
Reserve	11	13

	$724	$12,423

U.S. Government Money Market Fund
Academy	$—	$3,838
Agency	—	21,465
Capital	—	80,012
E*Trade	2,336	1,168
Empower	—	1,401
Institutional Class	—	29,262
Investor	—	6,949
Morgan	2,102	7,357
Premier	—	17,311
Reserve	10,146	12,175
Service	2,752	1,376

	$17,336	$182,314

150	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Distribution	Service
U.S. Treasury Plus Money Market Fund
Academy	$—	$16
Agency	—	2,117
Capital	—	6,150
Class C	2,988	996
Empower	—	170
Institutional Class	—	9,269
Investor	—	62
Morgan	480	1,679
Premier	—	5,597
Reserve	264	317

	$3,732	$26,373

Federal Money Market Fund
Agency	$—	$310
Institutional Class	—	1,752
Morgan	50	176
Premier	—	398

	$50	$2,636

100% U.S. Treasury Securities Money Market Fund
Academy	$—	$50
Agency	—	5,441
Capital	—	31,483
Empower	—	151
Institutional Class	—	23,799
Morgan	2,232	7,814
Premier	—	5,893
Reserve	8,242	9,890

	$10,474	$84,521

Tax Free Money Market Fund
Agency	$—	$467
Institutional Class	—	5,769
Morgan	19	66
Premier	—	1,183
Reserve	4,288	5,146

	$4,307	$12,631

Municipal Money Market Fund
Agency	$—	$67
Institutional Class	—	801
Morgan	31	110
Premier	—	161
Service	141	70

	$172	$1,209

California Municipal Money Market Fund
Agency	$—	$8
Institutional Class	—	108
Morgan	4	16
Premier	—	350
Service	64	32

	$68	$514

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

	Distribution	Service
New York Municipal Money Market Fund
Agency	$—	$90
Institutional Class	—	490
Morgan	54	188
Premier	—	291
Reserve	5	6
Service	18	9

	$77	$1,074

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2022 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$241,405,459	$—	$770	$(770)
100% U.S. Treasury Securities Money Market Fund	96,463,394	—	268	(268)

Estimated tax cost and unrealized appreciation (depreciation) in value of investments for Funds not listed equals their books cost and unrealized appreciation (depreciation) in value of investments.

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2022 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$47,580	$—	$—	$47,580
Institutional Tax Free Money Market Fund	71	18	229	318
Securities Lending Money Market Fund	2,704	—	—	2,704
Liquid Assets Money Market Fund	1,702	—	—	1,702
U.S. Government Money Market Fund	51,842	—	—	51,842
U.S. Treasury Plus Money Market Fund	2,115	—	—	2,115
Federal Money Market Fund	149	1	—	150
100% U.S. Treasury Securities Money Market Fund	6,062	108	—	6,170
Tax Free Money Market Fund	31	186	1,130	1,347
Municipal Money Market Fund	26	—	146	172
California Municipal Money Market Fund	24	—	27	51
New York Municipal Money Market Fund	32	24	98	154

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$221,667	$—	$—	$221,667
Institutional Tax Free Money Market Fund	29	1	3,777	3,807
Securities Lending Money Market Fund	14,799	—	—	14,799
Liquid Assets Money Market Fund	29,997	—	—	29,997
U.S. Government Money Market Fund	227,359	—	—	227,359
U.S. Treasury Plus Money Market Fund	37,727	—	—	37,727
Federal Money Market Fund	4,639	—	—	4,639
100% U.S. Treasury Securities Money Market Fund	111,635	—	—	111,635
Tax Free Money Market Fund	134	26	33,456	33,616
Municipal Money Market Fund	89	—	4,352	4,441

152	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$16	$6	$1,200	$1,222
New York Municipal Money Market Fund	221	55	5,135	5,411

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2022, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$3,795	$(4,114)	$—	$(9,755)
Institutional Tax Free Money Market Fund	—	24	43	(212)
Securities Lending Money Market Fund	176	—	—	(880)
Liquid Assets Money Market Fund	157	(75)	—	—
U.S. Government Money Market Fund	2,061	(1,314)	—	(770)
U.S. Treasury Plus Money Market Fund	—	(168)	—	—
Federal Money Market Fund	5	—	—	—
100% U.S. Treasury Securities Money Market Fund	440	69	—	(268)
Tax Free Money Market Fund	—	50	298	—
Municipal Money Market Fund	—	—	87	—
California Municipal Money Market Fund	—	—	25	—
New York Municipal Money Market Fund	—	—	74	—

The cumulative timing differences primarily consist of trustee deferred compensation and dividends payable.

As of February 28, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$4,114	$—
Liquid Assets Money Market Fund	75	—
U.S. Government Money Market Fund	—	1,314
U.S. Treasury Plus Money Market Fund	—	168

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2022, the Funds deferred to March 1, 2022 the following net capital losses of:

	Net Capital Losses
	Short-Term	Long-Term
U.S. Government Money Market Fund	$1,534	$—
U.S. Treasury Plus Money Market Fund	131	—
California Municipal Money Market Fund	4	—

During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Prime Money Market Fund	$273	$—
Liquid Assets Money Market Fund	31	—
U.S. Government Money Market Fund	223	558

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

As of February 28, 2022, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2022, were as follows:

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$32,552	52	$38

Interest earned as a result of lending money to another fund for the year ended February 28, 2022, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2022.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2022, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	54.0%	—	—%
Institutional Tax Free Money Market Fund	1	93.7	—	—
Securities Lending Money Market Fund	—	—	1	100.0
Liquid Assets Money Market Fund	1	53.9	1	13.4
U.S. Government Money Market Fund	1	30.0	—	—
U.S. Treasury Plus Money Market Fund	1	29.6	1	19.7
Federal Money Market Fund	1	55.6	1	10.1
100% U.S. Treasury Securities Money Market Fund	1	31.9	2	29.3
Tax Free Money Market Fund	1	28.3	1	63.8
Municipal Money Market Fund	2	90.4	—	—
California Municipal Money Market Fund	1	48.8	1	37.2
New York Municipal Money Market Fund	2	85.9	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

154	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

London Interbank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	155

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund, JPMorgan Securities Lending Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 27, 2022

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

156	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	172	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present).

Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	172	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	172	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	172	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (U.S. Holdings) (financial services and insurance) (2017-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	172	None

Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	172	None

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	157

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	172	Advisory Board Member, Penso Advisors, LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	172	(1) Independent Trustee of Advisors’ Inner Circle III fund platform, consisting of the following: (i) the Advisors’ Inner Circle Fund III, (ii) the Gallery Trust, (iii) the Schroder Series Trust, (iv) the Delaware Wilshire Private Markets Fund (since 2020), (v) Chiron Capital Allocation Fund Ltd., and (vi) formerly the Winton Diversified Opportunities Fund (2014-2018); and (2) Independent Trustee of the Symmetry Panoramic Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	172	Director, ICI Mutual Insurance Company (1999-2013).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	172	None

Marilyn McCoy (1948); Trustee since 2005.	Vice President of Administration and Planning, Northwestern University (1985-present).	172	None

Dr. Robert A. Oden, Jr. (1946); Trustee since 2005.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	172	Trustee, The Coldwater Conservation Fund; Trustee, American Museum of Fly Fishing (2013-present); Trustee and Vice Chair, Trout Unlimited (2017-2021); Trustee, Dartmouth-Hitchcock Medical Center (2011-2020).

158	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	172	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Emily A. Youssouf (1951); Trustee since 2022.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013-present), Chair of Finance Committee (2019-present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	172	Trustee, NYC School Construction Authority (2009-present); Board Member, NYS Job Development Authority (2008-present); Trustee and Chair of the Audit Committee of the Transit Center Foundation (2015-2019).
Interested Trustees

Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	172	Treasurer and Director of the JUST Capital Foundation (2017-present).

Nina O. Shenker** (1957) Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	172	Director and Member of Executive Committee and Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)

The year shown is the first year in which a Trustee became a member of any of the following: the Mutual Fund Board, the ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board’s current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes nine registered investment companies (172 J.P. Morgan Funds).

*

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	159

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)**	Managing Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kiesha Astwood-Smith (1973), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Senior Director and Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from 2015 to 2021.

Matthew Beck (1988), Assistant Secretary (2021)***	Vice President and Assistant General Counsel, JPMorgan Chase since May 2021; Senior Legal Counsel, Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Max Vogel (1990), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 through June 2021; Associate, Stroock & Stroock & Lavan LLP (law firm) from October 2015 through March 2017.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

160	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2021, and continued to hold your shares at the end of the reporting period, February 28, 2022.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Academy
Actual	$1,000.00	$1,000.00	$0.50	0.10%
Hypothetical	1,000.00	1,024.30	0.50	0.10
Agency
Actual	1,000.00	999.70	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Capital
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10
Class C
Actual	1,000.00	999.80	0.74	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15
Empower
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10
IM
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
Institutional Class
Actual	1,000.00	1,000.00	0.60	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12
Morgan
Actual	1,000.00	999.70	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Premier
Actual	1,000.00	999.80	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	161

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund (continued)
Reserve
Actual	$1,000.00	$999.80	$0.79	0.16%
Hypothetical	1,000.00	1,024.00	0.80	0.16

JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	1,000.00	999.90	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Capital
Actual	1,000.00	999.90	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
IM
Actual	1,000.00	999.90	0.94	0.19
Hypothetical	1,000.00	1,023.85	0.95	0.19
Institutional Class
Actual	1,000.00	999.90	0.94	0.19
Hypothetical	1,000.00	1,023.85	0.95	0.19

JPMorgan Securities Lending Money Market Fund
Agency SL
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06

JPMorgan Liquid Assets Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Capital
Actual	1,000.00	1,000.20	0.64	0.13
Hypothetical	1,000.00	1,024.15	0.65	0.13
Class C
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Institutional Class
Actual	1,000.00	1,000.10	0.74	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15
Investor
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Morgan
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Premier
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Reserve
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16

JPMorgan U.S. Government Money Market Fund
Academy
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06

162	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
Capital
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical	1,000.00	1,024.60	0.20	0.04
E*Trade
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Empower
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
IM
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Institutional Class
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Investor
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Morgan
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Premier
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Reserve
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Service
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Capital
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Class C
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Empower
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
IM
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Institutional Class
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Investor
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	163

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical	1,000.00	1,024.45	0.35	0.07
Premier
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Reserve
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

JPMorgan Federal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Institutional Class
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Morgan
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Premier
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Capital
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Empower
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
IM
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Institutional Class
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Morgan
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Premier
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Reserve
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

JPMorgan Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

164	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Money Market Fund (continued)
Institutional Class
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical	1,000.00	1,024.35	0.45	0.09
Morgan
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10
Premier
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10
Reserve
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

JPMorgan Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12
Institutional Class
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Morgan
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12
Premier
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12
Service
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12

JPMorgan California Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
Institutional Class
Actual	1,000.00	1,000.20	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Morgan
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
Premier
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
Service
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09

JPMorgan New York Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Institutional Class
Actual	1,000.00	1,000.20	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	165

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Municipal Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical	1,000.00	1,024.25	0.55	0.11
Premier
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Reserve
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Service
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

166	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2022. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2022. The information necessary to complete your income tax returns for the calendar year ending December 31, 2022 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2022:

Long-Term Capital Gain Distribution
JPMorgan Institutional Tax Free Money Market Fund	$18
JPMorgan Federal Money Market Fund	1
JPMorgan 100% U.S. Treasury Securities Money Market Fund	108
JPMorgan Tax Free Money Market Fund	202
JPMorgan New York Municipal Money Market Fund	31

Qualified Interest Income (QII) and Short Term Capital Gain

Each fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2022:

	Qualified Interest Income	Short-Term Capital Gain
JPMorgan Prime Money Market Fund	$23,667	$—
JPMorgan Liquid Assets Money Market Fund	794	—
JPMorgan U.S. Government Money Market Fund	51,842	—
JPMorgan U.S. Treasury Plus Money Market Fund	2,115	—
JPMorgan Federal Money Market Fund	110	39
JPMorgan 100% U.S. Treasury Securities Money Market Fund	5,586	476

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2022:

Exempt Distributions Paid
JPMorgan Institutional Tax Free Money Market Fund	$229
JPMorgan Tax Free Money Market Fund	1,130
JPMorgan Municipal Money Market Fund	146
JPMorgan California Municipal Money Market Fund	27
JPMorgan New York Municipal Money Market Fund	98

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2022:

Income from U.S. Treasury Obligations
JPMorgan Prime Money Market Fund	0.3%
JPMorgan Liquid Assets Money Market Fund	0.2
JPMorgan U.S. Government Money Market Fund	28.6
JPMorgan U.S. Treasury Plus Money Market Fund	68.4
JPMorgan Federal Money Market Fund	55.0
JPMorgan 100% U.S. Treasury Securities Money Market Fund	89.7

Interest Dividends

Each fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible to be treated as 163(j) interest dividends for the fiscal year ended February 28, 2022:

JPMorgan Prime Money Market Fund	99.4%
JPMorgan Securities Lending Money Market Fund	98.1
JPMorgan Liquid Assets Money Market Fund	98.2
JPMorgan U.S. Government Money Market Fund	99.9
JPMorgan U.S. Treasury Plus Money Market Fund	98.6
JPMorgan Federal Money Market Fund	92.4
JPMorgan 100% U.S. Treasury Securities Money Market Fund	99.5

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	167

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPM I held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM I, including Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	218,161,076
Withheld	3,798,560

Steven P. Fisher
In Favor	219,683,469
Withheld	2,276,167

Gary L. French
In Favor	219,573,994
Withheld	2,385,642

Kathleen M. Gallagher
In Favor	219,614,901
Withheld	2,344,735

Robert J. Grassi
In Favor	219,652,125
Withheld	2,307,510

Frankie D. Hughes
In Favor	219,173,958
Withheld	2,785,677

Raymond Kanner
In Favor	219,638,172
Withheld	2,321,463

Thomas P. Lemke
In Favor	219,600,003
Withheld	2,359,633

Lawrence R. Maffia
In Favor	219,558,283
Withheld	2,401,353

Mary E. Martinez
In Favor	219,188,002
Withheld	2,771,634

Marilyn McCoy
In Favor	218,775,511
Withheld	3,184,125

Dr. Robert A. Oden, Jr.
In Favor	218,109,306
Withheld	3,850,330

Votes Received (Amounts in thousands)
Independent Nominee (continued)
Marian U. Pardo
In Favor	219,504,107
Withheld	2,445,528

Emily A. Youssouf
In Favor	219,549,573
Withheld	2,410,062

Interested Nominee
Robert F. Deutsch
In Favor	219,143,836
Withheld	2,815,799

Nina O. Shenker
In Favor	219,183,139
Withheld	2,776,497

JPM II held a special meeting of shareholders on October 27, 2021, for the purpose considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM II, including Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and Municipal Money Market Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	288,983,507
Withheld	6,732,052

Steven P. Fisher
In Favor	289,598,586
Withheld	6,116,973

Gary L. French
In Favor	289,542,085
Withheld	6,173,474

Kathleen M. Gallagher
In Favor	289,773,673
Withheld	5,941,887

Robert J. Grassi
In Favor	289,609,331
Withheld	6,106,229

Frankie D. Hughes
In Favor	289,641,174
Withheld	6,074,386

168	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2022

Votes Received (Amounts in thousands)
Independent Nominee (continued)
Raymond Kanner
In Favor	289,603,025
Withheld	6,112,535

Thomas P. Lemke
In Favor	289,581,867
Withheld	6,133,692

Lawrence R. Maffia
In Favor	289,544,612
Withheld	6,170,947

Mary E. Martinez
In Favor	289,745,394
Withheld	5,970,165

Marilyn McCoy
In Favor	289,336,040
Withheld	6,379,520

Dr. Robert A. Oden, Jr.
In Favor	288,968,016
Withheld	6,747,543

Marian U. Pardo
In Favor	289,619,985
Withheld	6,095,575

Emily A. Youssouf
In Favor	289,555,396
Withheld	6,160,163

Interested Nominee
Robert F. Deutsch	289,562,178
In Favor	6,153,382
Withheld

Nina O. Shenker
In Favor	289,698,757
Withheld	6,016,803

JPM IV held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of JPM IV, including Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	2,308,022
Withheld	4,313

Votes Received (Amounts in thousands)
Independent Nominee (continued)
Steven P. Fisher
In Favor	2,309,583
Withheld	2,752

Gary L. French
In Favor	2,309,620
Withheld	2,715

Kathleen M. Gallagher
In Favor	2,309,789
Withheld	2,546

Robert J. Grassi
In Favor	2,309,623
Withheld	2,712

Frankie D. Hughes
In Favor	2,309,543
Withheld	2,791

Raymond Kanner
In Favor	2,309,644
Withheld	2,691

Thomas P. Lemke
In Favor	2,309,600
Withheld	2,735

Lawrence R. Maffia
In Favor	2,309,585
Withheld	2,750

Mary E. Martinez
In Favor	2,309,800
Withheld	2,534

Marilyn McCoy
In Favor	2,309,821
Withheld	2,514

Dr. Robert A. Oden, Jr.
In Favor	2,308,857
Withheld	3,478

Marian U. Pardo
In Favor	2,309,743
Withheld	2,591

Emily A. Youssouf
In Favor	2,309,749
Withheld	2,586

Interested Nominee
Robert F. Deutsch
In Favor	2,309,524
Withheld	2,811

Nina O. Shenker
In Favor	2,309,718
Withheld	2,616

FEBRUARY 28, 2022	J.P. MORGAN MONEY MARKET FUNDS	169

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s monthly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2022. All rights reserved. February 2022.	AN-MMKT-222

Annual Report

J.P. Morgan SMA Funds

February 28, 2022

JPMorgan Core Focus SMA Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 5, 2022 (Unaudited)

Dear Shareholders,

While the economic rebound and recovery from the depths of the pandemic continued through 2021 and into 2022, the emergence of coronavirus variants and the military conflict in Ukraine stoked increased volatility in financial markets. While U.S. corporate profits remained at record highs throughout the period, accelerating inflation consumed a growing portion of those earnings during the twelve months ended February 28, 2022.

“Regardless of the path of the economy, we believe investors may benefit most from a diversified portfolio and a long-term approach.” — Andrea L. Lisher

Equity markets in the U.S. and other developed markets generated strong returns for investors during the period, while bond markets brought mixed returns amid low interest rates and rising inflation. Notably, the U.S. real estate sector boomed during the period amid low mortgage rates, rising consumer wealth and limited housing supply. More broadly, growth in jobs, wages and strong consumer spending largely continued despite renewed social restrictions in response to the emergence of the Omicron variant of COVID-19 toward the end of the period.

Globally, energy prices generally rose in 2021 amid surging demand and supply chain bottlenecks and have since spiked higher amid the conflict in Ukraine. Russia’s military invasion and the financial and trade sanctions imposed on Russia by an alliance of developed and emerging market nations have fed investor uncertainty and weighed on global financial markets.

In the months ahead, economists generally expect that the U.S. economy is likely to maintain its growth momentum given expectations that the pandemic will recede and consumers will continue to spend amid a boom in household wealth. Meanwhile, the U.S. Federal Reserve, which responded to tight labor markets, rising wages and accelerating inflation by raising interest rates in mid-March for the first time since December 2018, has signaled its intent to raise rates six more times in 2022. The timing and magnitude of further interest rate increases and the duration and scope of the conflict in Ukraine are likely to remain key factors in the performance of the global economy and financial markets in the year ahead.

Regardless of the path of the economy, we believe investors may benefit most from a diversified portfolio and a long-term approach. Meanwhile, J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	1

JPMorgan Core Focus SMA Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	(1.79)%
Bloomberg U.S. Aggregate Index (formerly known as Bloomberg Barclays U.S. Aggregate Index)	(2.64)%

Net Assets as of 2/28/2022 (In Thousands)	21,790
Duration as of 2/28/2022	4.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Focus SMA Fund (the “Fund”) seeks to maximize total return.

HOW DID THE MARKET PERFORM?

Bond markets largely underperformed equity markets during the period amid accommodative central bank policies and a year-long rally in U.S. equities. Within fixed income markets, high yield bonds (also called “junk bonds”) and lower quality investment grade bonds provided slim but positive returns, while municipal bonds, investment grade corporate bonds and U.S. Treasury bonds had a mixed performance.

Throughout the period, the U.S. Federal Reserve (the “Fed”) maintained its ultra-low interest rate policy and continued monthly asset purchases under its quantitative easing program. However, as inflation accelerated through the second half of the year, the Fed signaled it would begin to taper off its asset purchases by the end of 2021 and consider raising interest rates in 2022. Subsequent to the end of the reporting period, the Fed raised its policy interest rate by 0.25% on March 16, 2022, the first increase since December 2018, and stated its intention to aggressively raise rates further in 2022. Overall, real interest rates generally fell in the first half of the period and rose in the second half as the U.S. economic rebound from 2020 accelerated and the rate of inflation reached the highest levels since 1982.

Notably, the final months of the period were marked by a resurgence in the pandemic — fueled by the emergence of the Omicron variant of COVID-19 in late 2021 — and Russia’s military buildup along its border with Ukraine. Financial market volatility spiked higher when Russian forced launched an invasion of Ukraine on February 24, 2022.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s allocation to securitized credit, including asset-backed securities, non-agency mortgage-backed securities and commercial mortgage-backed securities, also contributed to relative performance.

The Fund generally holds no U.S. Treasury securities, which detracted from relative performance during the period.

HOW WAS THE FUND POSITIONED?

The Fund was invested primarily in a diversified portfolio of corporate bonds, U.S. government and agency securities, asset-backed securities, and mortgage-related and mortgage-backed securities.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Asset-Backed Securities	32.3%
Collateralized Mortgage Obligations	30.6
Corporate Bonds	24.0
Commercial Mortgage-Backed Securities	6.8
Mortgage-Backed Securities	3.4
Short-Term Investments	2.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

2	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

	INCEPTION DATE OF FUND	1 YEAR	SINCE INCEPTION
SMA	March 1, 2018	(1.79)%	3.31%

LIFE OF FUND PERFORMANCE (3/1/18 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2018.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Core Focus SMA Fund and the Bloomberg U.S. Aggregate Index from March 1, 2018 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Bloomberg U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The Fund is offered as a component of the JPMorgan Core Focus SMA Managed Account Strategy (“SMA Strategy”) to participants in separately managed account programs. The SMA Strategy consists of a separately managed account that holds both the Fund and other securities and investments directly for the SMA clients. As a result, the Fund will not hold all of the core bond investments of the SMA Strategy but rather will invest in certain securities and investments that can be traded more efficiently if held by an investment company rather than directly. Since the Fund will be used as part of a SMA Strategy, it is not intended to be a stand-alone core bond investment strategy.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	3

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 32.1%

ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	83	83

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	330	316

American Credit Acceptance Receivables Trust

Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	148	148

Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	204	201

AMSR Trust Series 2020-SFR2, Class A, 1.63%, 7/17/2037 (a)	150	146

Business Jet Securities LLC Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	57	57

CarMax Auto Owner Trust Series 2020-1, Class B, 2.21%, 9/15/2025	112	112

CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024 (a)	61	61

Carvana Auto Receivables Trust

Series 2021-P1, Class B, 1.19%, 1/11/2027	200	194

Series 2021-P1, Class C, 1.53%, 3/10/2027	200	193

CoreVest American Finance Trust Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (a)	250	250

Credit Acceptance Auto Loan Trust

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	250	251

Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	250	248

Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	250	247

Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	67	66

Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	400	405

DT Auto Owner Trust

Series 2020-2A, Class A, 1.14%, 1/16/2024 (a)	1	1

Series 2020-1A, Class B, 2.16%, 5/15/2024 (a)	20	20

Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	67	68

Elara HGV Timeshare Issuer LLC Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	91	88

First Investors Auto Owner Trust Series 2019-1A, Class B, 3.02%, 3/17/2025 (a)	2	2

Flagship Credit Auto Trust

Series 2019-3, Class B, 2.48%, 8/15/2024 (a)	225	226

Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	167	171

Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	500	501

FREED ABS Trust Series 2021-1CP, Class A, 0.66%, 3/20/2028 (a)	46	46

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	150	142

GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (a)	40	39

Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	89	90

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	42	42

Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	148	143

Lendingpoint Asset Securitization Trust Series 2021-A, Class A, 1.00%, 12/15/2028 (a)	129	128

Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	175	176

Marlette Funding Trust Series 2021-1A, Class A, 0.60%, 6/16/2031 (a)	32	32

NMEF Funding LLC Series 2021-A, Class A2, 0.81%, 12/15/2027 (a)	276	274

Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (a)	71	70

Progress Residential Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	150	142

Progress Residential Trust

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	150	147

Series 2021-SFR2, Class A, 1.55%, 4/19/2038 (a)	150	144

Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	305	290

Santander Consumer Auto Receivables Trust Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	400	407

Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057 ‡ (a) (b)	33	33

Upstart Securitization Trust Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	167	166

US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	69	68

Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (a)	255	252

Westlake Automobile Receivables Trust Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	125	123

Total Asset-Backed Securities (Cost $7,101)		7,009

Collateralized Mortgage Obligations — 30.5%

FHLMC, REMIC

Series 2926, Class EW, 5.00%, 1/15/2025	143	148

Series 3935, Class GA, 3.00%, 10/15/2026	216	220

Series 2488, Class GM, 6.00%, 8/15/2032	19	21

Series 4151, Class YC, 2.50%, 1/15/2033	94	95

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2740, Class PE, 5.50%, 1/15/2034	70	78

Series 2943, Class ZC, 5.00%, 2/15/2034	26	29

Series 2768, Class PK, 5.00%, 3/15/2034	25	27

Series 3237, Class CE, 5.50%, 11/15/2036	50	58

Series 3249, Class CB, 4.25%, 12/15/2036	38	40

Series 3258, Class XX, 5.50%, 12/15/2036	56	63

Series 4031, Class AB, 5.50%, 6/15/2037	85	94

Series 3404, Class DC, 5.50%, 1/15/2038	50	56

Series 3601, Class HB, 5.00%, 11/15/2039	25	28

Series 3626, Class ME, 5.00%, 1/15/2040	26	28

Series 3680, Class ZA, 4.50%, 6/15/2040	76	82

Series 3777, Class WA, 4.00%, 12/15/2040	57	60

Series 3772, Class NE, 4.50%, 12/15/2040	180	191

Series 3939, Class AZ, 4.00%, 3/15/2041	80	82

Series 4240, Class DK, 4.00%, 11/15/2042	42	43

Series 4283, Class EW, 4.50%, 12/15/2043 (b)	60	63

Series 4887, Class EA, 2.50%, 6/15/2049	314	314

FNMA, REMIC

Series 2013-17, Class YM, 4.00%, 3/25/2033	56	60

Series 2003-32, Class UJ, 5.50%, 5/25/2033	18	19

Series 2003-82, Class Z, 5.50%, 8/25/2033	29	32

Series 2004-17, Class H, 5.50%, 4/25/2034	70	78

Series 2004-31, Class MZ, 4.25%, 5/25/2034	32	35

Series 2004-36, Class CB, 5.00%, 5/25/2034	18	20

Series 2004-91, Class BR, 5.50%, 12/25/2034	23	26

Series 2009-13, Class PM, 4.00%, 4/25/2035	41	42

Series 2005-29, Class WQ, 5.50%, 4/25/2035	86	96

Series 2005-109, Class GD, 6.00%, 10/25/2035	13	14

Series 2015-65, Class LD, 3.50%, 1/25/2036	147	156

Series 2005-122, Class PY, 6.00%, 1/25/2036	70	78

Series 2006-24, Class Z, 5.50%, 4/25/2036	75	83

Series 2007-36, Class PH, 5.50%, 4/25/2037	24	25

Series 2007-60, Class ZB, 4.75%, 5/25/2037	173	183

Series 2009-42, Class TZ, 4.50%, 3/25/2039	240	257

Series 2009-66, Class KE, 4.00%, 9/25/2039	37	39

Series 2009-105, Class DB, 4.50%, 12/25/2039	25	28

Series 2010-43, Class EM, 5.00%, 5/25/2040	21	24

Series 2010-87, Class PJ, 3.50%, 6/25/2040	8	9

Series 2010-59, Class EB, 5.00%, 6/25/2040	300	362

Series 2011-146, Class LX, 3.50%, 10/25/2040	200	205

Series 2011-1, Class QA, 4.50%, 10/25/2040	2	2

Series 2010-133, Class GP, 4.00%, 11/25/2040	250	271

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-123, Class KU, 4.50%, 11/25/2040	84	90

Series 2010-129, Class PZ, 4.50%, 11/25/2040	101	103

Series 2010-136, Class CY, 4.00%, 12/25/2040	290	312

Series 2010-141, Class AL, 4.00%, 12/25/2040	82	86

Series 2010-154, Class KZ, 4.50%, 1/25/2041	48	56

Series 2011-55, Class BZ, 3.50%, 6/25/2041	148	155

Series 2011-115, Class UC, 4.00%, 11/25/2041	34	35

Series 2013-114, Class LM, 4.00%, 3/25/2042	197	208

Series 2012-124, Class PA, 2.50%, 7/25/2042	177	176

Series 2012-120, Class PA, 3.50%, 10/25/2042	58	61

Series 2014-19, Class Z, 4.50%, 4/25/2044	285	309

Series 2016-103, Class LA, 3.00%, 5/25/2044	215	217

Series 2015-61, Class PV, 3.50%, 5/25/2044	17	18

Series 2016-32, Class PA, 3.00%, 12/25/2045	99	101

Series 2017-110, Class PB, 3.00%, 2/25/2057	265	268

GNMA

Series 2003-46, Class HA, 4.50%, 6/20/2033	61	63

Series 2004-55, Class MC, 5.50%, 7/20/2034	13	15

Series 2005-16, Class CA, 5.00%, 2/20/2035	22	24

Series 2005-17, Class GE, 5.00%, 2/20/2035	100	107

Series 2008-25, Class AD, 4.50%, 3/20/2038	72	75

Series 2009-16, Class ZD, 6.00%, 3/20/2039	91	99

Series 2009-58, Class PA, 4.50%, 7/20/2039	102	106

Total Collateralized Mortgage Obligations (Cost $6,516)		6,648

Corporate Bonds — 24.0%

Aerospace & Defense — 0.7%

Boeing Co. (The)

2.75%, 2/1/2026	70	71

3.63%, 2/1/2031	10	10

5.81%, 5/1/2050	15	18

Northrop Grumman Corp. 3.85%, 4/15/2045	20	20

Raytheon Technologies Corp. 4.15%, 5/15/2045	40	42

		161

Air Freight & Logistics — 0.1%

FedEx Corp. 4.05%, 2/15/2048	30	31

Auto Components — 0.1%

Lear Corp. 3.55%, 1/15/2052	35	30

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	5

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Automobiles — 1.2%

General Motors Co. 5.20%, 4/1/2045	15	16

Hyundai Capital America

1.00%, 9/17/2024 (a)	70	67

1.80%, 10/15/2025 (a)	100	97

Nissan Motor Acceptance Co. LLC 3.88%, 9/21/2023 (a)	30	31

2.00%, 3/9/2026 (a)	45	42

		253

Banks — 1.7%

Bank of America Corp.

4.20%, 8/26/2024	60	62

5.00%, 1/21/2044	55	65

(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (c)	15	16

Citigroup, Inc.

3.20%, 10/21/2026	19	19

8.13%, 7/15/2039	30	47

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.78%, 3/2/2025	15	16

3.74%, 3/7/2029	55	57

Sumitomo Mitsui Financial Group, Inc. (Japan) 3.36%, 7/12/2027	25	26

Wells Fargo & Co. 4.65%, 11/4/2044	30	33

		341

Beverages — 0.6%

Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	25	28

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10	11

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.00%, 4/13/2028	15	16

4.95%, 1/15/2042	36	41

Constellation Brands, Inc. 3.75%, 5/1/2050	5	5

Keurig Dr Pepper, Inc.

4.60%, 5/25/2028	15	16

5.09%, 5/25/2048	5	6

Molson Coors Beverage Co. 4.20%, 7/15/2046	15	15

		138

Biotechnology — 0.6%

AbbVie, Inc.

4.55%, 3/15/2035	10	11

4.70%, 5/14/2045	15	17

4.45%, 5/14/2046	25	27

4.88%, 11/14/2048	15	17

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued

Amgen, Inc. 4.20%, 2/22/2052	25	26

Biogen, Inc. 2.25%, 5/1/2030	14	13

3.15%, 5/1/2050	12	10

Gilead Sciences, Inc. 4.80%, 4/1/2044	15	17

		138

Capital Markets — 1.1%

Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15	20

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	65	69

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	20	21

Morgan Stanley 3.13%, 7/27/2026	35	36

3.95%, 4/23/2027	25	26

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	50	53

(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	10	10

		235

Chemicals — 0.4%

CF Industries, Inc. 3.45%, 6/1/2023	20	20

5.15%, 3/15/2034	15	17

LYB International Finance III LLC 3.38%, 10/1/2040	20	19

Mosaic Co. (The) 3.25%, 11/15/2022	10	10

4.05%, 11/15/2027	10	11

Nutrien Ltd. (Canada) 3.00%, 4/1/2025	20	20

		97

Construction Materials — 0.4%

Eagle Materials, Inc. 2.50%, 7/1/2031	50	47

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30	31

		78

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — 1.0%

Avolon Holdings Funding Ltd. (Ireland)

5.50%, 1/15/2026 (a)	25	27

4.38%, 5/1/2026 (a)	65	67

2.53%, 11/18/2027 (a)	45	42

Capital One Financial Corp.

4.20%, 10/29/2025	15	16

3.75%, 3/9/2027	25	26

General Motors Financial Co., Inc.

1.25%, 1/8/2026	15	14

2.70%, 6/10/2031	25	23

		215

Diversified Financial Services — 0.3%

Element Fleet Management Corp. (Canada)

1.60%, 4/6/2024 (a)	5	5

3.85%, 6/15/2025 (a)	30	31

Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	20	25

		61

Diversified Telecommunication Services — 1.1%

AT&T, Inc.

2.25%, 2/1/2032	15	14

2.55%, 12/1/2033	52	48

3.50%, 9/15/2053	68	63

Deutsche Telekom International Finance BV (Germany) 8.75%, 6/15/2030(d)	10	14

Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	15	19

Verizon Communications, Inc.

2.10%, 3/22/2028	25	24

4.86%, 8/21/2046	46	55

		237

Electric Utilities — 1.2%

Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20	25

Duke Energy Corp. 3.75%, 9/1/2046	25	24

Emera US Finance LP (Canada)

3.55%, 6/15/2026	10	10

4.75%, 6/15/2046	20	21

Evergy, Inc. 2.90%, 9/15/2029	30	30

Fortis, Inc. (Canada) 3.06%, 10/4/2026	19	19

Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15	16

Metropolitan Edison Co. 3.50%, 3/15/2023(a)	15	15

Pacific Gas and Electric Co. 1.37%, 3/10/2023	80	80

PPL Capital Funding, Inc. 3.10%, 5/15/2026	20	20

		260

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.3%

Arrow Electronics, Inc.

3.25%, 9/8/2024	15	15

3.88%, 1/12/2028	15	16

Corning, Inc.

5.35%, 11/15/2048	20	25

4.38%, 11/15/2057	15	16

		72

Energy Equipment & Services — 0.5%

Baker Hughes Holdings LLC 4.08%, 12/15/2047	30	30

Halliburton Co. 4.50%, 11/15/2041	10	10

NOV, Inc. 3.60%, 12/1/2029	30	30

Schlumberger Holdings Corp.

4.00%, 12/21/2025 (a)	15	16

4.30%, 5/1/2029 (a)	30	32

		118

Entertainment — 0.3%

Activision Blizzard, Inc.

1.35%, 9/15/2030	20	17

2.50%, 9/15/2050	15	13

Netflix, Inc. 5.75%, 3/1/2024	30	32

		62

Equity Real Estate Investment Trusts (REITs) — 2.6%

Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	15	15

American Campus Communities Operating Partnership LP 2.25%, 1/15/2029	10	9

American Tower Corp.

5.00%, 2/15/2024	30	32

3.95%, 3/15/2029	15	16

1.88%, 10/15/2030	50	44

Boston Properties LP 3.40%, 6/21/2029	25	26

Brixmor Operating Partnership LP 3.65%, 6/15/2024	25	26

Crown Castle International Corp. 4.45%, 2/15/2026	30	32

CubeSmart LP 2.25%, 12/15/2028	15	14

Equinix, Inc. 3.20%, 11/18/2029	18	18

Host Hotels & Resorts LP 3.88%, 4/1/2024	15	15

Kilroy Realty LP 2.65%, 11/15/2033	20	18

Life Storage LP 4.00%, 6/15/2029	25	27

2.40%, 10/15/2031	25	23

Realty Income Corp. 3.65%, 1/15/2028	25	26

2.85%, 12/15/2032	25	24

Regency Centers LP 3.70%, 6/15/2030	20	21

Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (a)	60	62

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	7

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

UDR, Inc.

4.40%, 1/26/2029	20	21

3.00%, 8/15/2031	20	20

Welltower, Inc.

4.00%, 6/1/2025	25	27

6.50%, 3/15/2041	10	13

WP Carey, Inc. 2.40%, 2/1/2031	25	23

		552

Food & Staples Retailing — 0.2%

Kroger Co. (The) 5.15%, 8/1/2043	30	35

Food Products — 0.1%

Conagra Brands, Inc. 5.30%, 11/1/2038	5	6

Tyson Foods, Inc. 5.15%, 8/15/2044	10	12

		18

Gas Utilities — 0.0% (e)

CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	10	10

Health Care Equipment & Supplies — 0.3%

Becton Dickinson and Co. 3.70%, 6/6/2027	10	10

2.82%, 5/20/2030	30	30

Boston Scientific Corp. 4.70%, 3/1/2049	10	11

Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	20	19

		70

Health Care Providers & Services — 0.7%

Anthem, Inc. 4.63%, 5/15/2042	20	22

Beth Israel Lahey Health, Inc.

Series L, 3.08%, 7/1/2051	15	13

Cigna Corp. 3.40%, 3/15/2051	25	23

CVS Health Corp. 4.30%, 3/25/2028	10	11

4.78%, 3/25/2038	27	30

HCA, Inc. 4.50%, 2/15/2027	20	21

5.25%, 6/15/2049	15	17

Quest Diagnostics, Inc. 2.80%, 6/30/2031	15	15

		152

Hotels, Restaurants & Leisure — 0.2%

McDonald’s Corp. 4.70%, 12/9/2035	30	34

Starbucks Corp. 4.45%, 8/15/2049	15	16

		50

Industrial Conglomerates — 0.2%

General Electric Co. 6.75%, 3/15/2032	38	49

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — 1.0%

American Financial Group, Inc. 3.50%, 8/15/2026	20	21

American International Group, Inc.

3.88%, 1/15/2035	25	25

4.38%, 1/15/2055	15	16

Athene Global Funding 2.95%, 11/12/2026 (a)	30	30

Athene Holding Ltd. 4.13%, 1/12/2028	10	11

Brighthouse Financial Global Funding 1.20%, 12/15/2023 (a)	27	27

Cincinnati Financial Corp. 6.92%, 5/15/2028	20	25

Lincoln National Corp. 4.35%, 3/1/2048	20	22

Markel Corp.

3.50%, 11/1/2027	20	21

5.00%, 5/20/2049	15	17

		215

IT Services — 0.3%

Fiserv, Inc. 2.65%, 6/1/2030	30	29

Global Payments, Inc. 2.90%, 11/15/2031	30	28

		57

Media — 0.7%

Charter Communications Operating LLC

4.91%, 7/23/2025	25	26

3.75%, 2/15/2028	15	15

5.75%, 4/1/2048	10	11

4.80%, 3/1/2050	20	20

Comcast Corp. 3.90%, 3/1/2038	45	46

Discovery Communications LLC 4.65%, 5/15/2050	30	31

Paramount Global 4.95%, 1/15/2031	12	13

		162

Metals & Mining — 0.4%

Glencore Funding LLC (Australia)

4.63%, 4/29/2024 (a)	15	16

1.63%, 9/1/2025 (a)	20	19

2.63%, 9/23/2031 (a)	30	28

Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	10	10

Teck Resources Ltd. (Canada) 6.13%, 10/1/2035	20	24

		97

Multiline Retail — 0.1%

Dollar General Corp. 4.13%, 5/1/2028	5	5

Kohl’s Corp.

3.38%, 5/1/2031	10	10

5.55%, 7/17/2045	10	10

		25

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multi-Utilities — 0.3%

Ameren Corp. 1.75%, 3/15/2028	5	5

Dominion Energy, Inc.

Series C, 4.05%, 9/15/2042	20	20

Puget Energy, Inc. 2.38%, 6/15/2028	10	10

Sempra Energy 3.80%, 2/1/2038	25	25

		60

Oil, Gas & Consumable Fuels — 2.4%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	30	32

Boardwalk Pipelines LP 5.95%, 6/1/2026	20	22

Buckeye Partners LP 5.85%, 11/15/2043	10	9

Chevron USA, Inc. 5.05%, 11/15/2044	30	36

CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	20	24

Devon Energy Corp. 5.25%, 9/15/2024	20	21

Enbridge, Inc. (Canada) 4.25%, 12/1/2026	20	21

Energy Transfer LP

4.00%, 10/1/2027	10	10

5.35%, 5/15/2045	30	32

6.25%, 4/15/2049	15	17

Enterprise Products Operating LLC 5.10%, 2/15/2045	25	28

Gray Oak Pipeline LLC 2.60%, 10/15/2025(a)	50	49

Kinder Morgan, Inc. 3.25%, 8/1/2050	10	8

Magellan Midstream Partners LP 4.20%, 10/3/2047	10	10

Marathon Petroleum Corp. 6.50%, 3/1/2041	15	19

MPLX LP

4.13%, 3/1/2027	15	16

4.50%, 4/15/2038	10	10

5.20%, 3/1/2047	15	17

ONEOK, Inc. 4.45%, 9/1/2049	15	15

Phillips 66 4.88%, 11/15/2044	7	8

Pioneer Natural Resources Co. 1.90%, 8/15/2030	30	27

Plains All American Pipeline LP 3.55%, 12/15/2029	30	30

Spectra Energy Partners LP 4.50%, 3/15/2045	20	21

Suncor Energy, Inc. (Canada) 5.35%, 7/15/2033	20	23

		505

Pharmaceuticals — 0.3%

Mylan, Inc. 5.20%, 4/15/2048	10	11

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	25	26

Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	10	10

Zoetis, Inc. 4.70%, 2/1/2043	15	17

		64

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — 0.8%

Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30	34

CSX Corp. 4.30%, 3/1/2048	20	22

ERAC USA Finance LLC 5.63%, 3/15/2042 (a)	30	37

Norfolk Southern Corp.

4.65%, 1/15/2046	10	11

4.05%, 8/15/2052	15	16

Ryder System, Inc. 2.85%, 3/1/2027	10	10

Triton Container International Ltd. (Bermuda)

2.05%, 4/15/2026(a)	30	29

3.25%, 3/15/2032	20	19

		178

Semiconductors & Semiconductor Equipment — 0.4%

Broadcom Corp.

3.13%, 1/15/2025	30	31

3.88%, 1/15/2027	25	26

Microchip Technology, Inc. 0.97%, 2/15/2024	21	20

		77

Software — 0.3%

Oracle Corp. 3.85%, 7/15/2036	50	48

VMware, Inc.

1.80%, 8/15/2028	5	5

2.20%, 8/15/2031	15	13

		66

Specialty Retail — 0.1%

AutoZone, Inc.

4.00%, 4/15/2030	10	11

1.65%, 1/15/2031	20	17

		28

Technology Hardware, Storage & Peripherals — 0.2%

Dell International LLC

5.45%, 6/15/2023	3	3

6.02%, 6/15/2026	20	22

6.20%, 7/15/2030	10	12

		37

Tobacco — 0.4%

Altria Group, Inc.

3.40%, 5/6/2030	30	30

3.88%, 9/16/2046	15	13

BAT Capital Corp. (United Kingdom)

3.22%, 8/15/2024	5	5

3.56%, 8/15/2027	20	20

Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25	27

		95

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	9

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Trading Companies & Distributors — 0.2%

Air Lease Corp.

3.25%, 3/1/2025	10	10

3.25%, 10/1/2029	20	19

Aviation Capital Group LLC 3.50%, 11/1/2027 (a)	20	20

		49

Wireless Telecommunication Services — 0.2%

Rogers Communications, Inc. (Canada) 4.50%, 3/15/2043	10	10

T-Mobile USA, Inc.

3.75%, 4/15/2027	15	17

4.50%, 4/15/2050	5	5

Vodafone Group plc (United Kingdom) 5.00%, 5/30/2038	11	12

		44

Total Corporate Bonds (Cost $5,274)		5,222

Commercial Mortgage-Backed Securities — 6.8%

20 Times Square Trust

Series 2018-20TS, Class D, 3.10%, 5/15/2035 ‡ (a) (b)	100	95

Series 2018-20TS, Class E, 3.10%, 5/15/2035 ‡ (a) (b)	100	96

Cantor Commercial Real Estate Lending

Series 2019-CF1, Class A5, 3.79%, 5/15/2052	150	159

Citigroup Commercial Mortgage Trust

Series 2013-GC11, Class A3, 2.82%, 4/10/2046	24	24

Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8	8

Series 2014-GC23, Class A3, 3.36%, 7/10/2047	8	8

Commercial Mortgage Trust

Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	9	9

Series 2014-CR17, Class A4, 3.70%, 5/10/2047	28	28

Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	24	24

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K731, Class AM, 3.60%, 2/25/2025 (b)	200	206

Series K090, Class A2, 3.42%, 2/25/2029	120	129

FREMF Mortgage Trust

Series 2013-K26, Class B, 3.60%, 12/25/2045 (a) (b)	99	100

GS Mortgage Securities Trust

Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111	114

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-GC16, Class B, 5.16%, 11/10/2046 (b)	50	51

JPMBB Commercial Mortgage Securities Trust

Series 2013-C15, Class C, 5.19%, 11/15/2045 (b)	30	31

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2013-LC11, Class A4, 2.69%, 4/15/2046	14	14

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2015-C27, Class A3, 3.47%, 12/15/2047	125	127

SLG Office Trust

Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	120	116

Wells Fargo Commercial Mortgage Trust

Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	120	121

WFRBS Commercial Mortgage Trust

Series 2013-C13, Class A3, 2.75%, 5/15/2045	25	25

Total Commercial Mortgage-Backed Securities (Cost $1,474)		1,485

Mortgage-Backed Securities — 3.4%

FHLMC Gold Pools, Other

Pool # U90067, 4.00%, 8/1/2042	80	85

FNMA, Other

Pool # AM4660, 3.77%, 12/1/2025	128	136

Pool # AM5940, 3.24%, 6/1/2026	65	68

Pool # BL0004, 3.50%, 9/1/2028	250	269

Pool # AM6428, 3.58%, 8/1/2029	83	87

Pool # AM6430, 3.58%, 8/1/2029	83	90

Total Mortgage-Backed Securities (Cost $729)		735

	SHARES (000)
Short-Term Investments — 2.9%

Investment Companies — 2.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (f) (g) (Cost $636)	636	636

Total Investments — 99.7% (Cost $21,730)		21,735
Other Assets Less Liabilities — 0.3%		55

Net Assets — 100.0%		21,790

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

Abbreviations

ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	11

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022

(Amounts in thousands, except per share amounts)

	JPMorgan Core Focus SMA Fund
ASSETS:
Investments in non-affiliates, at value	$21,099
Investments in affiliates, at value	636
Cash	—	(a)
Receivables:
Interest from non-affiliates	89
Dividends from affiliates	—	(a)
Due from adviser	12

Total Assets	21,836

LIABILITIES:
Accrued liabilities:
Custodian and accounting fees	4
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Other	42

Total Liabilities	46

Net Assets	$21,790

NET ASSETS:
Paid-in-Capital	$21,835
Total distributable earnings (loss)	(45)

Total Net Assets	$21,790

Net Assets:
SMA	$21,790

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	2,196
SMA
Net Asset Value (b):
SMA — Offering and redemption price per share	$9.92

Cost of investments in non-affiliates	$21,094
Cost of investments in affiliates	636

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022

(Amounts in thousands)

JPMorgan Core Focus SMA Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$619
Interest income from affiliates	3
Dividend income from affiliates	1

Total investment income	623

EXPENSES:
Administration fees	20
Custodian and accounting fees	48
Professional fees	75
Trustees’ and Chief Compliance Officer’s fees	26
Printing and mailing costs	4
Transfer agency fees	— (a)
Other	5

Total expenses	178

Less fees waived	(20)
Less expense reimbursements	(158)

Net expenses	—

Net investment income (loss)	623

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	35
Investments in affiliates	— (a)

Net realized gain (loss)	35

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,063)
Investments in affiliates	— (a)

Change in net unrealized appreciation/depreciation	(1,063)

Net realized/unrealized gains (losses)	(1,028)

Change in net assets resulting from operations	$(405)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	13

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Focus SMA Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$623	$758
Net realized gain (loss)	35	255
Change in net unrealized appreciation/depreciation	(1,063)	(559)

Change in net assets resulting from operations	(405)	454

DISTRIBUTIONS TO SHAREHOLDERS:
SMA	(810)	(930)

Total distributions to shareholders	(810)	(930)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,070	(7,070)

NET ASSETS:
Change in net assets	855	(7,546)
Beginning of period	20,935	28,481

End of period	$21,790	$20,935

CAPITAL TRANSACTIONS:
SMA
Proceeds from shares issued	$7,456	$—
Distributions reinvested	810	930
Cost of shares redeemed	(6,196)	(8,000)

Change in net assets resulting from SMA capital transactions	$2,070	$(7,070)

SHARE TRANSACTIONS:
SMA
Issued	717	—
Reinvested	79	89
Redeemed	(610)	(760)

Change in SMA Shares	186	(671)

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

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FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	15

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Focus SMA Fund
SMA
Year Ended February 28, 2022	$10.42	$0.25	$(0.43)	$(0.18)	$(0.25)	$(0.07)	$(0.32)
Year Ended February 28, 2021	10.62	0.32	(0.13)	0.19	(0.32)	(0.07)	(0.39)
Year Ended February 29, 2020	10.03	0.36	0.59	0.95	(0.36)	— (g)	(0.36)
March 1, 2018 (h) through February 28, 2019	10.00	0.35	0.03	0.38	(0.35)	—	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

The Fund’s expenses have been contractually capped at 0.00%. See Note 3.E. in the Notes to Financial Statements. The Fund is an integral part of “separately managed accounts” programs sponsored by investment advisors and/or broker-dealers, some of which are unaffiliated with the Fund and the Investment Adviser. Participants in these programs pay a fee to the sponsor of the program.

(f)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of operations.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)(f)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$9.92	(1.79)%	$21,790	—%		2.39%		0.68%		48%
10.42	1.85	20,935	—		3.01		0.73		23
10.62	9.62	28,481	—		3.43		0.74		25
10.03	3.88	25,964	—	(i)	3.53	(i)	0.85	(i)	38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022

(Dollar values in thousands)

1. Organization

JPMorgan Trust IV (the “Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Diversification Classification
JPMorgan Core Focus SMA Fund	Diversified

The investment objective of the Fund is to seek to maximize total return.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

Shares of the Fund may be purchased only by or on behalf of separately managed accounts where JPMIM serves as the investment adviser, sub-adviser or model portfolio provider for the account with the separately managed account sponsor or directly with the client. The Fund’s shares may not be purchased directly by individuals.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 28, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

18	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$6,726	$283	$7,009
Collateralized Mortgage Obligations	—	6,648	—	6,648
Commercial Mortgage-Backed Securities	—	1,294	191	1,485
Corporate Bonds	—	5,222	—	5,222
Mortgage-Backed Securities	—	735	—	735
Short-Term Investments
Investment Companies	636	—	—	636

Total Investments in Securities	$636	$20,625	$474	$21,735

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022
Investments in Securities:
Asset-Backed Securities	$812	$—	(a)	$(21)	$—	(a)	$—	$(508)	$—	$—	$283
Commercial Mortgage-Backed Securities	345	—		(3)	1		—	(152)	—	—	191

Total	$1,157	$—	(a)	$(24)	$1		$—	$(660)	$—	$—	$474

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(22). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

Core Focus SMA Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$283	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 16.00% (1.89%)
			Yield (Discount Rate of Cash Flows)	1.95% -3.42% (3.25%)

Asset-Backed Securities	283

	191	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.28% - 7.02% (6.64%)

Commercial Mortgage-Backed Securities	191

Total	$474

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.

As of February 28, 2022, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$1,175	$17,516	$18,055	$—	(c)	$—	(c)	$636	636	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.
(c)	Amount rounds to less than one thousand.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

E. Allocation of Expenses — Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2022, no liability for Federal income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

20	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$3		$(3)

The reclassifications for the Fund relate primarily to callable bonds.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser does not charge an advisory fee to the Fund. It should be understood, however, that the Fund is an integral part of separately managed account programs. Participants in these programs pay a fee to the sponsor of the program. The Adviser is compensated by the separately managed account sponsors.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund’s average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.01% of the Fund’s average daily net assets in excess of $25 billion. For the year ended February 28, 2022, the effective annualized rate was 0.075% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s principal underwriter and promotes and arranges for the sale of the Fund’s shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.

D. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

E. Waivers and Reimbursements — No expenses or fees (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) are borne by the Fund pursuant to contractual arrangements with the Adviser through June 30, 2022.

For the year ended February 28, 2022, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers Administration Fees	Contractual Reimbursements
$20	$158

Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

The amount of these waivers resulting from investments in these money market funds for the year ended February 28, 2022 was $3.

Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through February 28, 2022 the amount of this waiver was less than one thousand dollars.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2022, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2022, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$12,733	$10,165	$966	$1,006

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2022 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$21,747	$345	$357	$(12)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in debt instruments.

The tax character of distributions paid during the year ended February 28, 2022 was as follows:

Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$651	$159	$810

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$772	$158	$930

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

22	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

As of February 28, 2022, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Unrealized Appreciation (Depreciation)
$7	$(12)

The cumulative timing differences primarily consist of investments in debt instruments.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2022, the Fund deferred to March 1, 2022 the following net capital losses (gains) of:

Net Capital Losses (Gains)
Short-Term	Long-Term
$45	$(28)

As of February 28, 2022, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2022.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2022.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which was decreased from 1.25% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Fund did not utilize the Credit Facility during the year ended February 28, 2022.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2022, the Fund had one individual shareholder and/or affiliated omnibus account and one individual shareholder and/or non-affiliated omnibus account, which owned 85.4% and 14.6% of the Fund’s outstanding shares, respectively.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

Significant shareholder transactions by these shareholders may impact the Fund’s performance and liquidity.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of the Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Fund’s investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Fund and its investments.

The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

24	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust IV and Shareholders of JPMorgan Core Focus SMA Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Core Focus SMA Fund (one of the funds constituting JPMorgan Trust IV, referred to hereafter as the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statement of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the three years in the period ended February 28, 2022 and for the period March 1, 2018 (commencement of operations) through February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2022 and the financial highlights for each of the three years in the period ended February 28, 2022 and for the period March 1, 2018 (commencement of operations) through February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

April 27, 2022

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	25

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	172	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present).

Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	172	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	172	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	172	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (U.S. Holdings) (financial services and insurance) (2017-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	172	None

Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	172	None

26	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

Name (Year of Birth); Positions With the Fund (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	172	Advisory Board Member, Penso Advisors, LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	172	(1) Independent Trustee of Advisors’ Inner Circle III fund platform, consisting of the following: (i) the Advisors’ Inner Circle Fund III, (ii) the Gallery Trust, (iii) the Schroder Series Trust, (iv) the Delaware Wilshire Private Markets Fund (since 2020), (v) Chiron Capital Allocation Fund Ltd., and (vi) formerly the Winton Diversified Opportunities Fund (2014-2018); and (2) Independent Trustee of the Symmetry Panoramic Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	172	Director, ICI Mutual Insurance Company (1999-2013).

Mary E. Martinez (1960); Vice Chair since 2021: Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	172	None

Marilyn McCoy (1948); Trustee since 2005.	Vice President of Administration and Planning, Northwestern University (1985-present).	172	None

Dr. Robert A. Oden, Jr. (1946); Trustee since 2005.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	172	Trustee, The Coldwater Conservation Fund; Trustee, American Museum of Fly Fishing (2013-present); Trustee and Vice Chair, Trout Unlimited (2017-2021); Trustee, Dartmouth-Hitchcock Medical Center (2011-2020).

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	27

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	172	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Emily A. Youssouf (1951); Trustee since 2022.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013-present), Chair of Finance Committee (2019–present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	172	Trustee, NYC School Construction Authority (2009-present); Board Member, NYS Job Development Authority (2008-present); Trustee and Chair of the Audit Committee of the Transit Center Foundation (2015-2019).
Interested Trustees

Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	172	Treasurer and Director of the JUST Capital Foundation (2017-present).

Nina O. Shenker** (1957) Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	172	Director and Member of Executive Committee and Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)

The year shown is the first year in which a Trustee became a member of any of the following: the Mutual Fund Board, the ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board’s current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes nine registered investment companies (172 J.P. Morgan Funds).

*

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

28	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)**	Managing Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kiesha Astwood-Smith (1973), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Senior Director and Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from 2015 to 2021.

Matthew Beck (1988), Assistant Secretary (2021)***	Vice President and Assistant General Counsel, JPMorgan Chase since May 2021; Senior Legal Counsel, Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Max Vogel (1990), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 through June 2021; Associate, Stroock & Stroock & Lavan LLP (law firm) from October 2015 through March 2017.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2022	UNDISCOVERED MANAGERS FUNDS	29

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, September 1, 2021, and continued to hold your shares at the end of the reporting period, February 28, 2022.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period†*	Annualized Expense Ratio
JPMorgan Core Focus SMA Fund
SMA
Actual	$1,000.00	$968.10	$0.00	0.00%
Hypothetical	1,000.00	1,024.79	0.00	0.00

†

Reflects the fact that no fees or expenses are borne by the Fund. The Fund is an integral part of “separately managed accounts” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund and the Adviser. Participants in these programs pay a fee to the sponsor of the program.

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

30	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The JPMorgan Core Focus SMA Fund (the “Fund”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Fund to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; ; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Fund during the Program Reporting Period.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	31

Tax Letter

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 28, 2022. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2022. The information necessary to complete your income tax returns for the calendar year ending December 31, 2022 will be provided under separate cover.

Long-Term Capital Gain

The Fund distributed $159, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2022.

Treasury Income

The Fund had 0.2%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2022.

32	J.P. MORGAN SMA FUNDS	FEBRUARY 28, 2022

Special Shareholder Meeting Results

(Unaudited)

JPM IV held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of JPM IV, including the Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee

John F. Finn
In Favor	2,308,022
Withheld	4,313

Steven P. Fisher
In Favor	2,309,583
Withheld	2,752

Gary L. French
In Favor	2,309,620
Withheld	2,715

Kathleen M. Gallagher
In Favor	2,309,789
Withheld	2,546

Robert J. Grassi
In Favor	2,309,623
Withheld	2,712

Frankie D. Hughes
In Favor	2,309,543
Withheld	2,791

Raymond Kanner
In Favor	2,309,644
Withheld	2,691

Thomas P. Lemke
In Favor	2,309,600
Withheld	2,735

Votes Received (Amounts in thousands)
Lawrence R. Maffia
In Favor	2,309,585
Withheld	2,750

Mary E. Martinez
In Favor	2,309,800
Withheld	2,534

Marilyn McCoy
In Favor	2,309,821
Withheld	2,514

Dr. Robert A. Oden, Jr.
In Favor	2,308,857
Withheld	3,478

Marian U. Pardo
In Favor	2,309,743
Withheld	2,591

Interested Nominee

Emily A. Youssouf
In Favor	2,309,749
Withheld	2,586

Robert F. Deutsch
In Favor	2,309,524
Withheld	2,811

Nina O. Shenker
In Favor	2,309,718
Withheld	2,616

FEBRUARY 28, 2022	J.P. MORGAN SMA FUNDS	33

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
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We collect your personal information, for example, when you:

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We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

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State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
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Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, New York 10172

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

277 Park Avenue

New York, New York 10172

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2022. All rights reserved. February 2022.	AN-CFSMA-222

Annual Report

J.P. Morgan Municipal Bond Funds

February 28, 2022

JPMorgan California Tax Free Bond Fund

JPMorgan High Yield Municipal Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Sustainable Municipal Income Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 5, 2022 (Unaudited)

Dear Shareholders,

While the economic rebound and recovery from the depths of the pandemic continued through 2021 and into 2022, the emergence of coronavirus variants and the military conflict in Ukraine stoked increased volatility in financial markets. While U.S. corporate profits remained at record highs throughout the period, accelerating inflation consumed a growing portion of those earnings during the twelve months ended February 28, 2022.

“Regardless of the path of the economy, we believe investors may benefit most from a diversified portfolio and a long-term approach.” — Andrea L. Lisher

Equity markets in the U.S. and other developed markets generated strong returns for investors during the period, while bond markets brought mixed returns amid low interest rates and rising inflation. Notably, the U.S. real estate sector boomed during the period amid low mortgage rates, rising consumer wealth and limited housing supply. More broadly, growth in jobs, wages and strong consumer spending largely continued despite renewed social restrictions in response to the emergence of the Omicron variant of COVID-19 toward the end of the period.

Globally, energy prices generally rose in 2021 amid surging demand and supply chain bottlenecks and have since spiked higher amid the conflict in Ukraine. Russia’s military invasion and the financial and trade sanctions imposed on Russia by an alliance of developed and emerging market nations have fed investor uncertainty and weighed on global financial markets.

In the months ahead, economists generally expect that the U.S. economy is likely to maintain its growth momentum given expectations that the pandemic will recede and consumers will continue to spend amid a boom in household wealth. Meanwhile, the U.S. Federal Reserve, which responded to tight labor markets, rising wages and accelerating inflation by raising interest rates in mid-March for the first time since December 2018, has signaled its intent to raise rates six more times in 2022. The timing and magnitude of further interest rate increases and the duration and scope of the conflict in Ukraine are likely to remain key factors in the performance of the global economy and financial markets in the year ahead.

Regardless of the path of the economy, we believe investors may benefit most from a diversified portfolio and a long-term approach. Meanwhile, J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Bond markets largely underperformed equity markets during the period amid low interest rates and a year-long rally in U.S. equities. Within fixed income markets, high yield bonds (also called “junk bonds”) lower quality investment grade bonds provided slim but positive returns, while municipal bonds, investment grade corporate bonds and U.S. Treasury bonds had a mixed performance.

Throughout the period, the U.S. Federal Reserve (the “Fed”) maintained its ultra-low interest rate policy and continued monthly asset purchases under its quantitative easing program. However, as inflation accelerated through the second half of the year, the Fed signaled it would begin to taper off its asset purchases by the end of 2021 and consider raising interest rates in 2022. Subsequent to the end of the reporting period, the Fed raised its policy interest rate by 0.25% on March 16, the first increase since December 2018, and stated its intention to aggressively raise rates further in 2022.) Overall, real interest rates generally fell in the first half of the period and rose in the second half as the U.S. economic rebound from 2020 accelerated.

The municipal bond market outperformed other fixed income sectors amid improving fundamentals, supportive technical factors in financial markets and investor expectation for higher tax rates. Credit quality in the municipal bond market stabilized as surging economic growth, combined with three large federal stimulus programs, boosted state and city revenues. Municipalities built record high fiscal reserves, made significant contributions to their pension funds and supplemented budgets with federal stimulus funds. During the period, credit ratings largely moved into an upgrade cycle and municipal defaults remained low.

For the twelve month period, the Bloomberg U.S. Aggregate Index returned -2.64% and the Bloomberg U.S. Municipal Index returned -0.66%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(1.90)%
Bloomberg LB California 1–17 Year Muni Index (formerly known as Bloomberg Barclays LB California 1-17 Year Muni Index)	(1.28)%

Net Assets as of 2/28/2022 (In Thousands)	$386,354
Duration as of 2/28/2022	4.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund’s Class I Shares underperformed the Bloomberg LB California 1-17 Year Muni Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to the general obligation and leasing sectors, which had longer durations relative to the benchmark, were leading detractors from performance as rates rose over the period. Generally, bonds with longer duration will experience a greater decrease in price compared with shorter duration bonds when interest rates rise. The Fund’s allocation to single-A rated bonds and its overweight positions in the hospitals and transportation, particularly airports, and tobacco industry-settlement revenue sectors also detracted from relative performance.

The Fund’s allocations to the special tax sector, which had a shorter relative duration, together with its overweight allocation to the water & sewer sector and its underweight allocation to AA rated bonds were leading contributors to performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the portfolio managers preferred essential service sectors, including water & sewer. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	19.5%
AA	61.7
A	16.7
BBB	1.1
NR	1.0

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge*		(5.72)%	1.10%	1.60%
Without Sales Charge		(2.05)	1.88	1.99
CLASS C SHARES	February 19, 2005
With CDSC**		(3.47)	1.38	1.59
Without CDSC		(2.47)	1.38	1.59
CLASS I SHARES	December 23, 1996	(1.90)	1.99	2.10
CLASS R6 SHARES	October 1, 2018	(1.80)	2.06	2.13

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/12 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund and the Bloomberg LB California 1-17 Year Muni Index from February 29, 2012 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The

Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.50%
Bloomberg U.S. Municipal Index (formerly known as Bloomberg Barclays U.S. Municipal Index)	(0.66)%
Bloomberg High Yield Municipal Bond Index (formerly known as Bloomberg Barclays High Yield Municipal Bond Index)	3.46%

Net Assets as of 2/28/2022 (In Thousands)	$492,636
Duration as of 2/28/2022	7.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Municipal Fund (the “Fund”) seeks a high level of current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund’s Class I Shares outperformed the Bloomberg U.S. Municipal Index (the “Benchmark”) and underperformed the Bloomberg High Yield Municipal Bond Index.

Relative to the Benchmark, the Fund’s overweight allocations to bonds rated BBB and BB were leading contributors to performance. The Fund’s longer duration relative to the Benchmark also helped performance. Generally, bonds with longer duration will experience a larger increase in price relative to shorter duration bonds when interest rates fall. The Fund’s overweight allocation to the education sector, its underweight allocation to the pre-refunded sector and its out-of-Benchmark allocation to the retirement care sector also helped relative performance.

The Fund’s underweight allocations to the transportation sector and bonds issued by Illinois and New York State were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s assets were invested in municipal bonds, with a small allocation to loan assignments. At the end of the reporting period, the Fund’s duration was 7.0 years compared with 5.2 years for the Benchmark.

CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	0.5%
AA	8.9
A	10.8
BBB	24.5
BB	17.7
B	0.1
CCC	1.2
NR	36.3

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 17, 2007
With Sales Charge*		(2.42)%	3.14%	2.84%
Without Sales Charge		1.39	3.92	3.23
CLASS C SHARES	September 17, 2007
With CDSC**		(0.11)	3.40	2.82
Without CDSC		0.89	3.40	2.82
CLASS I SHARES	September 17, 2007	1.50	4.03	3.35
CLASS R6 SHARES	November 1, 2018	1.60	4.10	3.38

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/12 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective November 1, 2018, the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Municipal Fund, the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index from February 29, 2012 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund (Class I Shares)*	(1.06)%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly known as Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index)	(1.12)%

Net Assets as of 2/28/2022 (In Thousands)	$4,514,888
Duration as of 2/28/2022	4.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund’s Class I Shares outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight allocations to bonds rated AA and higher and its overweight allocations to bonds rated single-A and lower, as well as its out-of-Benchmark allocation to below-investment-grade credit, were leading contributors to performance. The Fund’s overweight allocations to the special tax, hospital and retirement care sectors also helped relative performance.

The Fund’s overweight allocations to the industrial development revenue/pollution control revenue and local general obligation sectors, and its underweight allocation to the transportation sector were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	13.0%
AA	43.9
A	26.3
BBB	9.4
BB	1.6
B	0.1
CCC	0.8
NR	4.9

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge*		(4.96)%	1.43%	1.52%
Without Sales Charge		(1.29)	2.21	1.91
CLASS C SHARES	December 31, 2003
With CDSC**		(2.77)	1.66	1.41
Without CDSC		(1.77)	1.66	1.41
CLASS I SHARES	September 10, 2001	(1.06)	2.47	2.17
CLASS R6 SHARES	November 6, 2017	(0.96)	2.56	2.21

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/12 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Intermediate Tax Free Bond Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from February 29, 2012 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend

(1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	(1.55)%
Bloomberg New York Intermediate (1–17 Year) Maturities Index (formerly known as Bloomberg Barclays New York Intermediate (1–17 Year) Maturities Index)	(0.89)%

Net Assets as of 2/28/2022 (In Thousands)	$373,482
Duration as of 2/28/2022	4.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund’s Class A Shares underperformed the Bloomberg New York Intermediate (1-17 year) Maturities Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to the local general obligation and electric sectors, which generally had longer durations relative to benchmark, were leading detractors from performance. Generally, bonds with longer duration will experience a greater decrease in price compared with shorter duration bonds when interest rates rise.

The Fund’s allocations to the education, leasing and hospitals sectors, which had shorter relative durations, and its allocation to single-A rated bonds, were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York State municipal bond market.

CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	15.2%
AA	57.3
A	20.0
BBB	6.2
NR	1.3

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge*		(5.24)%	1.03%	1.31%
Without Sales Charge		(1.55)	1.81	1.69
CLASS C SHARES	January 31, 2003
With CDSC**		(3.05)	1.30	1.20
Without CDSC		(2.05)	1.30	1.20
CLASS I SHARES	September 10, 2001	(1.16)	2.09	1.95
CLASS R6 SHARES	October 1, 2018	(1.20)	2.13	1.97

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/12 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan New York Tax Free Bond Fund and the Bloomberg New York Intermediate (1–17 Year) Maturities Index from February 29, 2012 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg New York Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg New York Competitive Intermediate

(1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $10,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	(1.96)%
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (formerly known as Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index)	(1.35)%

Net Assets as of 2/28/2022 (In Thousands)	$1,553,844
Duration as of 2/28/2022	3.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For twelve months ended February 28, 2022, the Fund underperformed the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was a leading detractor from performance as interest rates rose during the period. Generally, bonds of longer duration will experience a greater decrease in price compared with shorter duration bonds when interest rates rise. The Fund’s overweight allocations to the leasing and local general obligation bonds sectors, as well as its underweight allocation to the electric sector also detracted from relative performance. The Fund’s underweight allocations to New York State and Texas bonds also hurt performance.

The Fund’s underweight allocations to the bonds rated AA and higher and its overweight allocations to bonds rated single-A and lower were leading contributors to relative performance. The Fund’s underweight allocations to the water & sewer, industrial development revenue/pollution control revenue and pre-refunded bonds sectors also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	14.9%
AA	50.3
A	24.8
BBB	8.0
BB	0.4
NR	1.6

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge*		(4.18)%	0.79%	0.64%
Without Sales Charge		(1.96)	1.25	0.87
CLASS C SHARES	November 1, 2001
With CDSC**		(3.45)	0.75	0.45
Without CDSC		(2.45)	0.75	0.45
CLASS I SHARES	June 19, 2009	(1.51)	1.71	1.34
CLASS R6 SHARES	October 1, 2018	(1.37)	1.75	1.36

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/12 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from February 29, 2012 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan Sustainable Municipal Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(0.92)%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly known as Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index)	(1.12)%

Net Assets as of 2/28/2022 (In Thousands)	$312,919
Duration as of 2/28/2022	4.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Sustainable Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund’s Class I Shares outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight allocations to bonds rated AA and higher and its overweight allocations to bonds rated single-A and lower were leading contributors to performance. The Fund’s out-of-Benchmark allocation to below-investment-grade credit, its security selection in the housing and leasing sectors and its underweight allocation to pre-refunded bonds also contributed to relative performance.

The Fund’s underweight allocation to the state general obligation and transportation sectors were leading detractors from relative performance. The Fund’s underweight allocation to New York State bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the period, the Fund’s duration was 4.9 years and the Benchmark’s was 4.2 years.

CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	14.5%
AA	42.2
A	18.7
BBB	14.6
BB	2.6
NR	7.4

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan Sustainable Municipal Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge*		(4.89)%	1.44%	1.79%
Without Sales Charge		(1.16)	2.22	2.18
CLASS C SHARES	November 4, 1997
With CDSC**		(2.82)	1.63	1.72
Without CDSC		(1.82)	1.63	1.72
CLASS I SHARES	February 9, 1993	(0.92)	2.47	2.43
CLASS R6 SHARES	November 6, 2017	(0.82)	2.56	2.48

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/12 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Sustainable Municipal Income Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from February 29, 2012 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend

(1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	(0.40)%
Bloomberg U.S. Municipal Index (formerly known as Bloomberg Barclays U.S. Municipal Index)	(0.66)%

Net Assets as of 2/28/2022 (In Thousands)	$669,952
Duration as of 2/28/2022	6.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund outperformed the Bloomberg U.S. Municipal Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocations to bonds rated single-A and lower and its underweight allocations to bonds rated AA and higher were leading contributors to performance. The Fund’s out-of-Benchmark allocation to below-investment-grade credit, its underweight allocation to general obligation bonds and its overweight allocations to the hospitals and retirement care sectors also contributed to relative performance.

The Fund’s overweight allocations to the industrial development revenue/pollution control revenue and leasing sectors were leading detractors from performance relative to the Benchmark. The Fund’s underweight allocations to New York State bonds and its overweight to Colorado bonds also hurt relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	10.0%
AA	38.7
A	25.0
BBB	18.3
BB	2.1
B	0.4
CCC	0.5
NR	5.0

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge*		(4.17)%	2.35%	2.66%
Without Sales Charge		(0.40)	3.13	3.06
CLASS C SHARES	July 1, 2008
With CDSC**		(1.99)	2.52	2.53
Without CDSC		(0.99)	2.52	2.53
CLASS I SHARES	February 1, 1995	(0.27)	3.35	3.26
CLASS R6 SHARES	October 1, 2018	(0.22)	3.39	3.28

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/12 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg U.S. Municipal Index from February 29, 2012 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(0.53)%
Bloomberg 1 Year Municipal Bond Index (formerly known as Bloomberg Barclays 1 Year Municipal Bond Index)	(0.61)%

Net Assets as of 2/28/2022 (In Thousands)	$4,056,701
Duration as of 2/28/2022	0.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund outperformed the Bloomberg 1 Year Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller price decrease compared with longer duration bonds when interest rates rise. The Fund’s underweight allocations to bonds rated AA and higher and its overweight position in the hospital and housing sectors also contributed to relative performance. The Fund’s out-of-Benchmark allocation to variable rate demand notes also helped relative performance.

The Fund’s underweight allocation to the transportation sector and its overweight allocation to the industrial development revenue/pollution control revenue sector were leading detractors from relative performance. The Fund’s underweight allocation to bonds rated BBB also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	13.3%
AA	31.5
A	21.2
BBB	6.6
BB	0.3
NR	27.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022
	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES*	May 31, 2016	(0.83)%	0.60%	0.62%
CLASS I SHARES	May 31, 2016	(0.53)	0.83	0.83

*	Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

LIFE OF FUND PERFORMANCE (5/31/16 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg 1 Year Municipal Bond Index from May 31, 2016 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.1% (a)

California — 97.1%

Certificate of Participation/Lease — 0.3%

City of Livermore Series 2020B, COP, 4.00%, 10/1/2028	885	1,015

Education — 4.8%

California Educational Facilities Authority, Art Centre College of Design Series 2022A, Rev., 5.00%, 12/1/2028	210	249

Series 2022A, Rev., 5.00%, 12/1/2031	450	556

Series 2022A, Rev., 5.00%, 12/1/2032	275	338

California Educational Facilities Authority, Pomona College, Capital Appreciation Series A, Rev., Zero Coupon, 7/1/2026	2,000	1,865

California Educational Facilities Authority, Stanford University Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,564

Series U-2, Rev., 5.00%, 10/1/2032	1,500	1,984

California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2020A, Rev., 5.00%, 11/1/2030	3,390	4,283

University of California

Series 2014AM, Rev., 5.00%, 5/15/2028	1,500	1,621

Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,705

Series 2020BE, Rev., 5.00%, 5/15/2035	2,000	2,486

University of California, Limited Project Series O, Rev., 5.00%, 5/15/2034	1,500	1,794

		18,445

General Obligation — 32.7%

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,356

Calexico Unified School District

GO, 5.00%, 8/1/2027	115	135

GO, 5.00%, 8/1/2028	175	210

GO, 5.00%, 8/1/2031	385	485

Chaffey Joint Union High School District

Series F, GO, Zero Coupon, 2/1/2033	230	175

Series F, GO, Zero Coupon, 2/1/2034	545	403

City and County of San Francisco

Series 2020-R1, GO, 5.00%, 6/15/2029	2,000	2,427

Series 2020-R1, GO, 5.00%, 6/15/2030	2,500	3,035

City and County of San Francisco, Transportation and Road Improvement Series 2020B, GO, 2.00%, 6/15/2029	2,500	2,531

City of San Jose, Disaster Preparedness, Public Safety and Infrastructure

Series 2019A-1, GO, 5.00%, 9/1/2036	1,500	1,832

Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	3,301

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Coast Community College District, Election of 2002 Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,666

County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,478

East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,238

Escondido Union High School District, Election of 2008

Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,418

Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	857

Evergreen School District Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,850

Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax

Series 2019A, GO, 5.00%, 7/1/2023	2,550	2,686

Series 2021A, GO, 5.00%, 7/1/2028	1,500	1,808

Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,839

Manhattan Beach Unified School District, Election of 2008 Series 2009A, GO, Zero Coupon, 9/1/2031	2,335	1,904

Marin Healthcare District, Election of 2013

Series 2017A, GO, 5.00%, 8/1/2032	965	1,138

Menlo Park City School District, Capital Appreciation

GO, Zero Coupon, 7/1/2031	500	372

GO, Zero Coupon, 7/1/2032	880	625

Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,232

Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2023	3,205	2,092

Mountain View-Whisman School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	700	712

Murrieta Valley Unified School District GO, AGM, Zero Coupon, 9/1/2024	1,000	965

Napa Valley Community College District, Election of 2002 Series B, GO, NATL-RE, Zero Coupon, 8/1/2026	1,215	1,123

Napa Valley Unified School District, Election of 2006 Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,798

Newport Mesa Unified School District, Election of 2005 Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2030	4,500	3,793

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Palo Alto Unified School District, Election of 2008

GO, Zero Coupon, 8/1/2022	1,500	1,496

GO, Zero Coupon, 8/1/2025	1,015	966

GO, Zero Coupon, 8/1/2026	1,790	1,672

GO, Zero Coupon, 8/1/2027	2,360	2,158

San Diego Community College District, Election of 2002 GO, Zero Coupon, 8/1/2035	1,500	1,105

San Diego Unified School District, Election of 1998

Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,208

Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,055

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 5.00%, 8/1/2032	2,000	2,233

Series 2019F-1, GO, 5.00%, 8/1/2035	3,000	3,723

San Jose Unified School District, Election of 2002

Series C, GO, NATL-RE, Zero Coupon, 8/1/2025	2,000	1,901

Series C, GO, NATL-RE, Zero Coupon, 8/1/2029	1,500	1,301

Series C, GO, NATL-RE, Zero Coupon, 6/1/2031	3,035	2,504

San Juan Unified School District GO, AGM, Zero Coupon, 8/1/2024	1,750	1,691

San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, Zero Coupon, 9/1/2027	1,130	1,031

San Mateo County Community College District, Election of 2005

Series A, GO, NATL-RE, Zero Coupon, 9/1/2024	1,400	1,353

Series B, GO, NATL-RE, Zero Coupon, 9/1/2026	2,000	1,864

Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,740

Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	759

San Mateo County Community College District, Election of 2014 Series B, GO, 5.00%, 9/1/2033	1,000	1,220

San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, Zero Coupon, 8/1/2029	2,000	1,700

Santa Monica Community College District, Election of 2004 Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	904

South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series C, GO, Zero Coupon, 9/1/2028	1,800	1,544

State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,210

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

State of California, Various Purpose

GO, 5.00%, 8/1/2026	1,320	1,519

GO, 5.00%, 8/1/2027	2,000	2,360

GO, 5.00%, 11/1/2027	3,000	3,562

GO, 4.00%, 3/1/2029	1,000	1,155

GO, 5.00%, 11/1/2029	2,000	2,476

GO, 5.00%, 12/1/2029	2,000	2,133

GO, 5.00%, 8/1/2030	2,000	2,350

GO, 5.00%, 8/1/2031	1,500	1,650

GO, 5.00%, 10/1/2031	1,000	1,233

GO, 5.00%, 11/1/2031	1,130	1,425

GO, 5.00%, 8/1/2032	1,500	1,760

GO, 5.00%, 10/1/2032	3,000	3,262

GO, 5.00%, 8/1/2033	1,000	1,147

GO, 4.00%, 11/1/2034	1,000	1,158

GO, 5.00%, 12/1/2034	1,500	1,888

GO, 5.00%, 3/1/2035	1,000	1,237

GO, 5.00%, 4/1/2036	1,000	1,215

GO, 5.00%, 8/1/2036	2,650	3,171

GO, 5.00%, 8/1/2037	1,430	1,710

Tulare Local Health Care District

GO, 4.00%, 8/1/2024	410	434

GO, 4.00%, 8/1/2025	455	491

Upland Unified School District, Election of 2008 Series 2008A, GO, AGM, Zero Coupon, 8/1/2030	1,500	1,253

		126,411

Hospital — 6.5%

Abag Finance Authority for Nonprofit Corp., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,054

California Health Facilities Financing Authority, Adventist Health System

Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,456

Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,347

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Rev., 5.00%, 11/15/2030	250	281

Rev., 5.00%, 11/15/2032	400	450

Series 2016A, Rev., 5.00%, 8/15/2033	3,500	3,993

Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,708

California Health Facilities Financing Authority, Kaiser Permanente Subseries A-1-G, Rev., 5.00%, 11/1/2027	1,995	2,371

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford

Series 2014A, Rev., 5.00%, 8/15/2027	580	631

Series 2014A, Rev., 5.00%, 8/15/2028	850	924

Series 2014A, Rev., 5.00%, 8/15/2030	655	711

Series A, Rev., 5.00%, 8/15/2030	1,000	1,144

California Health Facilities Financing Authority, Stanford Health Clinic

Series 2017A, Rev., 5.00%, 11/15/2027	1,350	1,604

Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,401

California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 5.00%, 11/15/2025	500	564

Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,762

California Municipal Finance Authority, Community Health System

Series 2021A, Rev., 5.00%, 2/1/2032	500	635

Series 2021A, Rev., 5.00%, 2/1/2033	1,000	1,262

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 4.00%, 10/15/2025	145	157

Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2027	710	809

		25,264

Housing — 0.5%

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,037

Industrial Development Revenue/Pollution Control Revenue — 0.7%

California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Rev., 5.00%, 10/1/2028	950	1,088

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,558

		2,646

Other Revenue — 8.1%

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 5.00%, 6/1/2025	350	383

Series 2020A, Rev., 5.00%, 6/1/2026	600	672

Series 2020A, Rev., 5.00%, 6/1/2031	1,110	1,322

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

California County Tobacco Securitization Agency, Sonoma County Securitization Corp.

Rev., 5.00%, 6/1/2025	375	411

Rev., 5.00%, 6/1/2027	275	315

California State Public Works Board, State Office Buildings Series F, Rev., 5.00%, 5/1/2030	1,000	1,105

California State Public Works Board, Various Capital Projects Series B, Rev., 5.00%, 5/1/2030	2,435	3,020

California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project Rev., 4.00%, 11/1/2029	140	159

City of San Bernardino, Single Family Mortgage Series A, Rev., GNMA COLL, 7.50%, 5/1/2023 (b)	145	151

Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,210

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024 (b)	2,500	2,704

Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Rev., 5.00%, 6/1/2037	1,000	1,239

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax

Series 2021-A, Rev., 5.00%, 7/1/2032	2,000	2,568

Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,406

Midpeninsula Regional Open Space District, Promissory Notes, 2004 Project Lease

Rev., 5.00%, 9/1/2030	500	558

Rev., 5.00%, 9/1/2031	270	302

Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	834

Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034 ‡	450	543

San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,668

Santa Ana Financing Authority, Police Administration and Holding Facility Lease

Series A, Rev., NATL-RE, 6.25%, 7/1/2024	478	510

Series A, Rev., NATL-RE, 6.25%, 7/1/2024 (b)	475	507

Santa Clara County Financing Authority Series 2021A, Rev., 5.00%, 5/1/2031	1,500	1,921

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — continued

Santa Clara County Financing Authority, County Facilities

Series 2019A, Rev., 5.00%, 5/1/2028	1,600	1,929

Series 2019A, Rev., 5.00%, 5/1/2029	1,625	2,001

Tobacco Securitization Authority of Northern California

Class 1, Rev., 5.00%, 6/1/2028	500	583

Class 1, Rev., 5.00%, 6/1/2029	360	426

		31,447

Prerefunded — 8.1%

Bay Area Toll Authority, Toll Bridge Series F-1, Rev., 5.00%, 4/1/2022 (b)	3,030	3,041

California Health Facilities Financing Authority, St. Joseph Health System Series 2013A, Rev., 5.00%, 7/1/2023 (b)	1,000	1,053

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (b)	2,650	2,993

California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023 (b)	1,000	1,062

County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2024 (b)	1,700	1,854

County of Santa Clara, Campbell Union High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2026 (b)	2,370	2,735

Cupertino Union School District, 2013 Crossover Series 2013A, GO, 5.00%, 8/1/2023 (b)	1,000	1,056

Los Angeles Community College District Series 2015A, GO, 5.00%, 8/1/2024 (b)	1,500	1,634

San Diego County Regional Airport Authority, Senior Airport Series B, Rev., AMT, 5.00%, 7/1/2023 (b)	1,900	1,997

San Jose Unified School District

GO, 5.00%, 8/1/2023 (b)	1,750	1,848

Series C, GO, 5.00%, 8/1/2024 (b)	2,460	2,682

San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (b)	1,000	1,056

San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2023 (b)	1,005	1,064

Series A, GO, 5.00%, 9/1/2023 (b)	1,030	1,090

Silicon Valley Clean Water, Wastewater Rev., 5.00%, 2/1/2024 (b)	790	848

Sonoma County Junior College District GO, 5.00%, 8/1/2023 (b)	1,000	1,056

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prerefunded — continued

State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (b)	2,600	3,033

Ventura County Public Financing Authority Series 2013A, Rev., 5.00%, 11/1/2022 (b)	1,000	1,028

		31,130

Transportation — 15.3%

City of Long Beach Harbor

Series 2014B, Rev., 5.00%, 5/15/2024	250	271

Series 2014B, Rev., 5.00%, 5/15/2026	250	270

Series B, Rev., 5.00%, 5/15/2027	225	243

Series 2017A, Rev., AMT, 5.00%, 5/15/2028	250	290

Series 2017A, Rev., AMT, 5.00%, 5/15/2033	500	579

Series 2019A, Rev., 5.00%, 5/15/2036	750	915

City of Los Angeles Department of Airports

Series 2022C, Rev., AMT, 5.00%, 5/15/2031	500	617

Series 2022C, Rev., AMT, 5.00%, 5/15/2032	500	627

City of Los Angeles Department of Airports, International Airport Senior

Series A, Rev., AMT, 5.00%, 5/15/2022	2,000	2,018

Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,305

Series 2020B, Rev., 5.00%, 5/15/2029	1,830	2,237

Series 2020A, Rev., 5.00%, 5/15/2030	2,000	2,465

Series 2020A, Rev., 5.00%, 5/15/2034	1,000	1,222

Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,217

City of Los Angeles Department of Airports, International Airport Subordinate

Series 2018D, Rev., AMT, 5.00%, 5/15/2024	2,000	2,152

Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,720

Series C, Rev., 5.00%, 5/15/2031	1,250	1,386

Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,440

Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien

Series 1995A, Rev., Zero Coupon, 1/1/2026 (b)	1,795	1,694

Series 1995A, Rev., Zero Coupon, 1/1/2028 (b)	1,015	920

Port of Los Angeles, Harbor Department

Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,626

Port of Los Angeles, Harbor Department, Private Activity Series 2019A, Rev., AMT, 5.00%, 8/1/2025	1,000	1,113

Port of Oakland, Intermediate Lien

Rev., AMT, 5.00%, 5/1/2027	1,250	1,455

Rev., AMT, 5.00%, 5/1/2028	1,000	1,186

Rev., AMT, 5.00%, 5/1/2029	1,075	1,300

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — continued

Riverside County Transportation Commission, Senior Lien Series 2021B-1, Rev., 4.00%, 6/1/2037	1,250	1,412

San Bernardino County Transportation Authority Series 2012A, Rev., 5.00%, 3/1/2022	2,000	2,000

San Diego Association of Governments, Mid-Coast Corridor Transit Project Series A, Rev., 5.00%, 11/15/2025	1,500	1,648

San Diego County Regional Airport Authority, Subordinate Airport

Series 2021B, Rev., AMT, 5.00%, 7/1/2031	2,000	2,441

Series 2021B, Rev., AMT, 5.00%, 7/1/2033	2,000	2,430

Series B, Rev., AMT, 5.00%, 7/1/2034	755	861

Series A, Rev., 5.00%, 7/1/2035	1,000	1,158

San Francisco City and County Airport Commission, San Francisco International Airport

Series 2012A, Rev., AMT, 5.00%, 5/2/2022	2,000	2,014

Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,198

Series 2018G, Rev., AMT, 5.00%, 5/1/2027	1,200	1,373

Series H, Rev., AMT, 5.00%, 5/1/2027	1,400	1,602

Series 2021A, Rev., AMT, 5.00%, 5/1/2031	2,500	3,050

Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,348

Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,173

San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	1,951

		58,927

Utility — 6.0%

California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	2,070	2,358

Los Angeles Department of Water and Power, Power System

Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,238

Series C, Rev., 5.00%, 7/1/2027	1,500	1,628

Series 2020A, Rev., 5.00%, 7/1/2029	2,000	2,461

Series D, Rev., 5.00%, 7/1/2032	2,480	2,972

Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,204

Series C, Rev., 5.00%, 7/1/2036	2,715	3,319

Series C, Rev., 5.00%, 7/1/2037	2,500	3,054

Santa Paula Utility Authority Rev., AGM, 5.00%, 2/1/2028	1,620	1,911

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utility — continued

Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,084

		23,229

Water & Sewer — 14.1%

City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,242

City of Los Angeles, Wastewater System Series A, Rev., 5.00%, 6/1/2028	1,825	2,027

Series B, Rev., 5.00%, 6/1/2033	1,500	1,664

Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,207

Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,808

City of San Francisco, Public Utilities Commission Water Series D, Rev., 5.00%, 11/1/2034	2,710	3,189

City of Santa Rosa, Wastewater Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,473

East Bay Municipal Utility District, Water System Series 2019A, Rev., 5.00%, 6/1/2038	1,595	1,948

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2032	1,050	1,326

Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,418

Series 2020A, Rev., 5.00%, 7/1/2034	1,250	1,578

Series 2020A, Rev., 5.00%, 7/1/2036	1,850	2,333

Los Angeles Department of Water and Power, Water System Series 2020C, Rev., 5.00%, 7/1/2037	1,000	1,245

Marin Water District Financing Authority, Subordinate Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,202

Metropolitan Water District of Southern California, Waterworks

Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,027

Series 2012A, Rev., 5.00%, 10/1/2029	1,500	1,505

Series 2019A, Rev., 5.00%, 7/1/2038	2,500	3,020

Novato Sanitary District, Wastewater

Rev., 5.00%, 2/1/2026	1,530	1,746

San Diego County Water Authority

Series 2021B, Rev., 4.00%, 5/1/2033	2,000	2,357

Series 2021B, Rev., 4.00%, 5/1/2034	1,970	2,319

Santa Clara Valley Water District, Water System Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,809

Silicon Valley Clean Water, Wastewater Series 2019A, Rev., 3.00%, 3/1/2024	2,000	2,054

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Water & Sewer — continued

Southern California Water Replenishment District

Rev., 5.00%, 8/1/2030	1,050	1,173

Rev., 5.00%, 8/1/2031	1,420	1,585

Rev., 5.00%, 8/1/2032	2,410	2,689

State of California Department of Water Resources, Central Valley Project, Water System

Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,652

Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,749

Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,836

Western Municipal Water District Facilities Authority, Tax-Exempt Series 2020A, Rev., 5.00%, 10/1/2029	325	405

		54,586

Total California		375,137

Total Municipal Bonds (Cost $370,933)		375,137

	SHARES (000)
Short-Term Investments — 2.4%

Investment Companies — 2.4%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (d) (e) (Cost $9,232)	9,231	9,234

Total Investments — 99.5% (Cost $380,165)		384,371
Other Assets Less Liabilities — 0.5%		1,983

NET ASSETS — 100.0%		386,354

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 99.4% (a)

Alaska — 0.5%

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,223

Arizona — 5.4%

Arizona Industrial Development Authority, Academics of Math & Science Projects

Rev., 4.00%, 7/1/2029 (b)	400	417

Rev., 5.00%, 7/1/2039 (b)	1,000	1,100

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (b)	350	355

Arizona Industrial Development Authority, Cadence Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (b)	500	531

Series 2020A, Rev., 4.00%, 7/15/2040 (b)	800	832

Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project

Series 2021A, Rev., 4.00%, 7/15/2041 (b)	130	133

Series 2021A, Rev., 4.00%, 7/15/2051 (b)	250	253

Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	750	863

Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects

Series 2019A, Rev., 3.55%, 7/15/2029 (b)	1,295	1,360

Series 2019A, Rev., 5.00%, 7/15/2039 (b)	1,325	1,481

Series 2019A, Rev., 5.00%, 7/15/2049 (b)	1,675	1,850

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,451

Series 2019A, Rev., 5.00%, 1/1/2037	1,000	936

Series 2019A, Rev., 5.00%, 1/1/2038	1,000	931

Series 2019A, Rev., 4.25%, 1/1/2039	1,000	834

Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,623

Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,000	1,055

Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 5.00%, 7/15/2040 (b)	415	458

Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (b)	2,515	2,788

Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects

Series 2018A, Rev., 5.00%, 7/15/2028 (b)	970	1,055

Series 2018A, Rev., 5.75%, 7/15/2038 (b)	1,000	1,121

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	50

Glendale Industrial Development Authority, Terraces of Phoenix Project

Series 2018A, Rev., 4.00%, 7/1/2028	450	457

Series 2018A, Rev., 5.00%, 7/1/2038	300	312

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	400

Series 2018A, Rev., 5.00%, 7/1/2033	150	172

Series 2018A, Rev., 5.00%, 7/1/2037	200	228

La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project

Series 2018A, Rev., 5.00%, 2/15/2028	200	219

Series 2018A, Rev., 5.00%, 2/15/2038	405	455

Maricopa County Industrial Development Authority, Arizona Autism Charter School Project

Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	338

Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	693

Series 2021A, Rev., 4.00%, 7/1/2041 (b)	165	172

Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	861

Series 2021A, Rev., 4.00%, 7/1/2051 (b)	540	554

Maricopa County Industrial Development Authority, Ottawa University

Rev., 5.00%, 10/1/2026 (b)	150	158

Rev., 5.13%, 10/1/2030 (b)	210	235

Total Arizona		26,731

California — 5.0%

California Community College Financing Authority, Orange Coast Properties LLC — Orange Coast College Project

Rev., 5.00%, 5/1/2037	750	838

Rev., 5.00%, 5/1/2038	400	446

California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (b)	500	451

California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,500	1,391

California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	573

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.

Series 2021A, Rev., 5.00%, 12/1/2036 (b)	175	201

Series 2021A, Rev., 5.00%, 12/1/2046 (b)	1,000	1,128

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	227

California Municipal Finance Authority, John Adams Academies Lincoln Project

Series 2019A, Rev., 4.00%, 10/1/2029 (b)	410	423

Series 2019A, Rev., 5.00%, 10/1/2039 (b)	900	953

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	257

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	253

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025 (c)	250	261

California Public Finance Authority, Enso Village Project

Series 2021A, Rev., 5.00%, 11/15/2046 (b)	200	219

Series 2021A, Rev., 5.00%, 11/15/2051 (b)	500	548

Series 2021A, Rev., 5.00%, 11/15/2056 (b)	500	546

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2029	200	229

Rev., 4.00%, 10/15/2031 (c)	340	393

California Public Finance Authority, Laverne Elementary Preparatory Academy

Series 2019A, Rev., 4.25%, 6/15/2029 (b)	765	775

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	785	800

California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	165

California School Finance Authority, Kipp Projects School Facility Series 2015A, Rev., 5.00%, 7/1/2035 (b)	100	109

California Statewide Communities Development Authority, Front Porch Communities and Services Series 2021A, Rev., 4.00%, 4/1/2041	1,000	1,086

CMFA Special Finance Agency VIII Junior, Elan Hunting Beach Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,000	897

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim

Series 2021A-1, Rev., 2.88%, 8/1/2041 (b)	2,000	1,890

Rev., 3.13%, 8/1/2056 (b)	2,400	1,998

CSCDA Community Improvement Authority, Essential Housing, Mezzanine Lien Series 2021B, Rev., 4.00%, 2/1/2057 (b)	1,500	1,295

CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (b)	2,115	2,120

CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (b)	500	452

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (b)	1,500	1,428

CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (b)	1,500	1,363

Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2037	80	101

Palomar Health Rev., 5.00%, 11/1/2039	500	566

Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (d)	160	209

San Mateo Union High School District, Election of 2006 Series 2012A, GO, Zero Coupon, 9/1/2022	100	73

Total California		24,664

Colorado — 12.2%

Aviation Station North Metropolitan District No. 2, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	750	779

Bradburn Metropolitan District No. 2, Limited Tax

Series 2018A, GO, 5.00%, 12/1/2038	500	539

Series 2018B, GO, 7.25%, 12/15/2047	500	514

Broadway Park North Metropolitan District No. 2, Limited Tax

GO, 5.00%, 12/1/2040 (b)	550	587

GO, 5.00%, 12/1/2049 (b)	650	687

Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, Rev., 3.75%, 12/1/2040	1,325	1,192

Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2050	500	514

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Colorado Crossing Metropolitan District No. 2, Limited Tax

Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,078

Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,067

Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,047

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	184

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project

Rev., 5.00%, 12/1/2040 (b)	555	584

Rev., 5.00%, 12/1/2050 (b)	735	762

Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project

Series 2018A, Rev., 5.00%, 12/1/2032	500	586

Series 2018A, Rev., 5.00%, 12/1/2033	500	585

Series 2018A, Rev., 4.00%, 12/1/2048	500	539

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (b)	750	796

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project

Series 2017A, Rev., 5.00%, 5/15/2022	280	282

Series 2017A, Rev., 5.25%, 5/15/2028	1,000	1,137

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	727

Copper Ridge Metropolitan District, Tax Increment and Sales Tax

Rev., 4.00%, 12/1/2029	1,000	1,009

Rev., 5.00%, 12/1/2039	1,000	1,032

Copperleaf Metropolitan District No. 4, Limited Tax

Series 2020A, GO, 5.00%, 12/1/2039	775	821

Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,047

Cottonwood Highlands Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2049	900	938

Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,103

Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,376

DIATC Metropolitan District, Limited Tax and Improvement

GO, 3.25%, 12/1/2029 (b)	590	595

GO, 5.00%, 12/1/2039 (b)	1,240	1,307

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	292

Lanterns Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	1,375	1,450

Mirabelle Metropolitan District No. 2

Series 2020A, GO, 5.00%, 12/1/2039	700	733

Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,290

Painted Prairie Metropolitan District No. 2 GO, 5.25%, 12/1/2048	2,000	2,074

Painted Prairie Public Improvement Authority

Rev., 4.00%, 12/1/2029	1,000	1,036

Rev., 5.00%, 12/1/2039	2,500	2,651

Peak Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2051 (b)	600	622

Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	50	53

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	788

Regional Transportation District, Denver Transit Partners Rev., 4.00%, 7/15/2036	190	212

Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	435

Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250	1,225

South Suburban Park and Recreation District

COP, 4.00%, 12/15/2036	1,350	1,491

COP, 4.00%, 12/15/2037	500	552

STC Metropolitan District No. 2, Limited Tax Improvement

Series 2019A, GO, 3.00%, 12/1/2025	555	559

Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,036

Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,799

Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2

Series 2020A, Rev., 3.38%, 12/1/2030	500	516

Series 2020A, Rev., 3.75%, 12/1/2040	500	521

Third Creek Metropolitan District No. 1, Limited Tax

Series 2022A-1, GO, 4.50%, 12/1/2037	825	800

Series 2022A-1, GO, 4.75%, 12/1/2051	760	710

Thompson Crossing Metropolitan District No. 4, Unlimited Tax

GO, 5.00%, 12/1/2039	1,400	1,482

GO, 5.00%, 12/1/2049	1,500	1,569

Trails at Crowfoot Metropolitan District No. 3, Limited Tax

Series 2019A, GO, 4.38%, 12/1/2030	620	642

Series 2019A, GO, 5.00%, 12/1/2039	1,000	1,051

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Transport Metropolitan District No. 3, Limited Tax

Series 2021A-1, GO, 4.13%, 12/1/2031	500	528

Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	1,079

Series 2021A-1, GO, 5.00%, 12/1/2051	1,960	2,072

Verve Metropolitan District No. 1

GO, 5.00%, 12/1/2036	525	565

GO, 5.00%, 12/1/2041	1,125	1,201

Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	735

Willow Bend Metropolitan District, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	600	630

Windler Public Improvement Authority, Limited Tax Series 2021 A-1, Rev., 4.00%, 12/1/2036	1,865	1,798

Total Colorado		59,611

Connecticut — 0.7%

Connecticut State Health and Educational Facilities Authority, Mary Wade Home Series A-1, Rev., 5.00%, 10/1/2029 (b)	400	436

Connecticut State Health and Educational Facilities Authority, McLean

Series 2020A, Rev., 5.00%, 1/1/2030 (b)	250	275

Series 2020A, Rev., 5.00%, 1/1/2045 (b)	500	538

Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, Rev., 5.00%, 7/1/2034 (b)	225	264

State of Connecticut Series 2018A, GO, 5.00%, 4/15/2037	1,000	1,182

Steel Point Infrastructure Improvement District, Steelpointe Harbor Project Rev., 4.00%, 4/1/2051 (b)	700	700

Total Connecticut		3,395

Delaware — 0.2%

Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	778

Delaware State Economic Development Authority, Aspria of Delaware Charter Operations inc. Projects Series 2022A, Rev., 4.00%, 6/1/2042	250	261

Total Delaware		1,039

District of Columbia — 1.2%

District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2051	1,500	1,799

District of Columbia, International School Rev., 5.00%, 7/1/2039	650	747

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

District of Columbia, Kipp DC Project

Series 2017B, Rev., 5.00%, 7/1/2037	500	568

Rev., 4.00%, 7/1/2039	200	217

District of Columbia, Latin American Montessori Bilingual Public Charter School

Rev., 4.00%, 6/1/2030	1,000	1,084

Rev., 5.00%, 6/1/2040	1,000	1,133

District of Columbia, Rocketship Obligated Group Series 2020A, Rev., 5.00%, 6/1/2051 (b)	400	441

Total District of Columbia		5,989

Florida — 8.2%

Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project

Series A, Rev., 5.00%, 12/15/2029	405	448

Series A, Rev., 5.00%, 12/15/2039	1,775	1,946

Capital Trust Agency, Inc., Franklin Academy Project

Rev., 4.00%, 12/15/2025 (b)	300	313

Rev., 5.00%, 12/15/2026 (b)	300	326

Rev., 5.00%, 12/15/2027 (b)	330	357

Rev., 5.00%, 12/15/2028 (b)	345	371

Rev., 5.00%, 12/15/2029 (b)	365	391

Rev., 5.00%, 12/15/2030 (b)	510	544

Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project

Series 2020A, Rev., 3.00%, 12/15/2029 (b)	420	422

Series 2020A, Rev., 5.00%, 12/15/2039 (b)	640	721

Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (b)	1,625	1,646

Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project

Series 2020A, Rev., 4.00%, 8/1/2030	200	213

Series 2020A, Rev., 5.00%, 8/1/2040	300	343

Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (b)	200	200

Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (b)	400	412

City of Lakeland, Education Facilities, Florida Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	509

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 4.00%, 7/1/2038	190	212

Series 2020B, Rev., 4.00%, 7/1/2039	250	278

Series 2020B, Rev., 5.00%, 7/1/2040	390	464

Series 2020B, Rev., 4.00%, 7/1/2045	750	817

Series 2020B, Rev., 5.00%, 7/1/2050	1,785	2,093

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

County of Broward, Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,667

County of Lake, Imagine South Lake Charter School Project

Series A, Rev., 5.00%, 1/15/2029 (b)	500	545

Series A, Rev., 5.00%, 1/15/2039 (b)	550	598

Series A, Rev., 5.00%, 1/15/2049 (b)	825	883

County of Palm Beach, Palm Beach Atlantic University

Rev., 5.00%, 4/1/2029 (b)	400	439

Rev., 5.00%, 4/1/2039 (b)	900	991

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project

Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	246

Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	568

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2045	600	626

Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project

Series 2020A, Rev., 4.00%, 6/1/2030	500	512

Series 2020A, Rev., 5.00%, 6/1/2040	830	874

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 4.00%, 12/15/2029 (b)	260	275

Series A, Rev., 5.00%, 12/15/2034 (b)	525	588

Series A, Rev., 5.00%, 12/15/2039 (b)	305	340

Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	590	657

Florida Development Finance Corp., Pepin Academics of Pasco County, Inc. Project Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,563

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 5.00%, 3/1/2034	385	446

Rev., 5.00%, 3/1/2035	1,165	1,348

Rev., 5.00%, 3/1/2036	1,230	1,420

Rev., 5.00%, 3/1/2037	1,130	1,303

Rev., 5.00%, 3/1/2044	2,000	2,278

Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	838

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	597

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	277

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion Rev., 3.00%, 6/1/2027	1,255	1,251

Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	905	956

Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	525	575

Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,152

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2051 (b)	830	860

Total Florida		39,699

Georgia — 0.5%

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020A, Rev., 5.00%, 4/1/2050	230	271

George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	510

George L Smith II Congress Center Authority, Convention Center Hotel Second

Series 2021B, Rev., 5.00%, 1/1/2036 (b)	500	521

Series 2021B, Rev., 5.00%, 1/1/2054 (b)	855	870

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2036	375	425

Total Georgia		2,597

Idaho — 0.0% (e)

Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series 2018A, Rev., 4.63%, 7/1/2029 (b)	180	196

Illinois — 2.9%

Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	578

City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	178

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,263

Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	535

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, University of Illinois, Urbana-Champaign Project

Series 2019A, Rev., 5.00%, 10/1/2036	300	360

Series 2019A, Rev., 5.00%, 10/1/2037	400	479

Series 2019A, Rev., 5.00%, 10/1/2038	400	479

Series 2019A, Rev., 5.00%, 10/1/2039	350	418

Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,183

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,630

Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	60

Northern Illinois University, Auxiliary Facilities System

Series 2020B, Rev., 4.00%, 4/1/2039	650	718

Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,597

Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	360

Regional Transportation Authority Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2024	250	278

Southern Illinois University, Housing and Auxiliary Facilities System

Series 2021A, Rev., 4.00%, 4/1/2038	250	281

Series 2021A, Rev., 4.00%, 4/1/2039	250	280

Series 2021A, Rev., 4.00%, 4/1/2040	270	302

State of Illinois

GO, 5.13%, 5/1/2022	250	252

GO, 5.38%, 5/1/2023	250	262

GO, 4.13%, 3/1/2028	170	170

Upper Illinois River Valley Development Authority, Morris Hospital

Rev., 5.00%, 12/1/2028	1,050	1,225

Rev., 5.00%, 12/1/2029	875	1,014

Rev., 5.00%, 12/1/2033	250	286

Rev., 5.00%, 12/1/2034	20	23

Total Illinois		14,211

Indiana — 2.7%

City of Franklin, Otterbeit Homes

Series B, Rev., 4.00%, 7/1/2036	870	957

Series B, Rev., 4.00%, 7/1/2037	905	992

Series B, Rev., 4.00%, 7/1/2038	940	1,029

Series B, Rev., 4.00%, 7/1/2039	750	819

Series B, Rev., 4.00%, 7/1/2040	500	545

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000	912

City of Valparaiso Rev., 5.38%, 12/1/2041 (b)	1,550	1,424

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project

Series 2020A, Rev., 4.00%, 7/1/2030	105	112

Series 2020A, Rev., 5.00%, 7/1/2040	170	186

Series 2020A, Rev., 5.00%, 7/1/2055	455	490

Indiana Finance Authority, Goshen Health

Series 2019A, Rev., 5.00%, 11/1/2035	665	782

Series 2019A, Rev., 4.00%, 11/1/2036	235	259

Series 2019A, Rev., 4.00%, 11/1/2037	330	364

Series 2019A, Rev., 4.00%, 11/1/2038	340	374

Series 2019A, Rev., 4.00%, 11/1/2039	360	395

Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,149

Indiana Finance Authority, Marquette Project Series 2015A, Rev., 5.00%, 3/1/2030	1,000	1,075

Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250	1,247

Total Indiana		13,111

Iowa — 0.5%

Iowa Finance Authority, Northcrest Inc., Project

Series 2018A, Rev., 5.00%, 3/1/2028	695	745

Series 2018A, Rev., 5.00%, 3/1/2038	250	265

Iowa Finance Authority, PHS Council Bluffs, Inc., Project

Rev., 3.95%, 8/1/2023	100	100

Rev., 4.45%, 8/1/2028	250	251

Rev., 5.00%, 8/1/2033	485	492

Rev., 5.00%, 8/1/2038	370	371

Total Iowa		2,224

Kansas — 0.5%

City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.

Series 2018A, Rev., 5.00%, 5/15/2032	500	547

Series 2018A, Rev., 5.00%, 5/15/2039	850	921

City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.

Series 2018 I, Rev., 5.00%, 5/15/2033	500	529

Series I, Rev., 5.00%, 5/15/2038	500	523

Total Kansas		2,520

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — 0.7%

City of Ashland, Kings Daughters Medical Center

Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,068

Series 2016A, Rev., 5.00%, 2/1/2040	500	554

Kentucky Public Energy Authority, Gas Supply Series 2022A-1, Rev., 4.00%, 3/8/2022 (c) (f)	1,850	2,066

Total Kentucky		3,688

Louisiana — 1.5%

Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (b)	1,145	1,194

Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2041 (b)	440	445

Louisiana Public Facilities Authority, Mentorship Steam Academy Project

Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700	709

Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	743

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	569

Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (b)	290	296

Louisiana Public Facilities Authority, Young Audiences Charter School Project

Series A, Rev., 5.00%, 4/1/2030 (b)	525	549

Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,449

Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	1,142

New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	278

Total Louisiana		7,374

Maine — 0.0% (e)

Maine Health and Higher Educational Facilities Authority, Central Maine Medical Center Series 2013A, Rev., 5.00%, 7/1/2023 (d)	25	26

Maryland — 1.3%

County of Frederick, Educational Facilities, Mount St. Mary’s University Series 2017A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,622

Maryland Economic Development Corp., Bowie State University Project

Rev., 4.00%, 7/1/2040	300	325

Rev., 4.00%, 7/1/2050	1,500	1,602

Maryland Economic Development Corp., Port Covington Project

Rev., 4.00%, 9/1/2040	875	924

Rev., 4.00%, 9/1/2050	555	580

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	180

Rev., 4.00%, 7/1/2040	215	240

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 4.00%, 6/1/2046	250	273

Rev., 4.00%, 6/1/2051	500	542

Total Maryland		6,288

Massachusetts — 2.0%

Massachusetts Bay Transportation Authority, Sales Tax Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	370

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2037	500	569

Rev., 5.00%, 1/1/2038	405	460

Rev., 5.00%, 1/1/2043	500	563

Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	556

Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042 (b)	2,000	2,123

Massachusetts Development Finance Agency, Orchid Cove, Inc.

Rev., 4.00%, 10/1/2029	925	1,000

Rev., 4.00%, 10/1/2039	500	534

Rev., 5.00%, 10/1/2039	250	273

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2036	450	524

Rev., 5.00%, 7/1/2037	605	703

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,314

Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	539

Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	407

Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	133

Total Massachusetts		10,068

Michigan — 3.8%

City of Detroit, Unlimited Tax

Series 2021A, GO, 5.00%, 4/1/2031	210	251

GO, 5.00%, 4/1/2035	500	566

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

GO, 5.00%, 4/1/2036	500	566

GO, 5.00%, 4/1/2037	500	566

Series 2021A, GO, 4.00%, 4/1/2041	500	538

Series 2021A, GO, 4.00%, 4/1/2042	400	429

Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	1,987

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 5.00%, 5/15/2037	1,230	1,340

Rev., 5.00%, 5/15/2055	3,000	3,240

Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	542

Michigan Finance Authority, Kettering University Project

Rev., 4.00%, 9/1/2045	500	542

Rev., 4.00%, 9/1/2050	1,000	1,080

Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2042	370	391

Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	841

Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,727

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project

Rev., 5.00%, 5/15/2037	670	752

Rev., 5.00%, 5/15/2044	1,000	1,112

Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Rev., 5.00%, 11/15/2034	1,280	1,431

Total Michigan		18,901

Minnesota — 0.8%

City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2038	750	826

City of Wayzata, Folkestone Senior Living Community

Rev., 5.00%, 8/1/2032	100	106

Rev., 5.00%, 8/1/2033	200	212

Rev., 5.00%, 8/1/2035	200	212

Rev., 3.75%, 8/1/2036	250	253

Rev., 3.75%, 8/1/2037	500	507

Rev., 4.00%, 8/1/2038	350	357

Rev., 4.00%, 8/1/2039	250	255

City of Woodbury, Charter School Lease

Rev., 3.00%, 12/1/2030	250	254

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Rev., 4.00%, 12/1/2040	200	213

Rev., 4.00%, 12/1/2050	250	264

Series 2021A, Rev., 4.00%, 7/1/2051	660	680

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	35	35

Total Minnesota		4,174

Mississippi — 0.6%

Mississippi Development Bank, Harrison County, Coliseum and Convention Center

Series A, Rev., GTD, 5.25%, 1/1/2030	160	196

Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	128

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series A, Rev., 4.00%, 1/1/2039	1,250	1,383

Series A, Rev., 4.00%, 1/1/2040	1,000	1,104

Total Mississippi		2,811

Missouri — 2.0%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	450

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	601

Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,098

Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,718

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,082

Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project

Rev., 3.50%, 11/1/2040	725	679

Rev., 4.25%, 11/1/2050	1,250	1,174

Plaza at Noah’s Ark Community Improvement District

Rev., 3.00%, 5/1/2024	200	202

Rev., 3.00%, 5/1/2025	225	227

Rev., 3.00%, 5/1/2026	275	277

Rev., 3.13%, 5/1/2035	500	488

St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	701

Total Missouri		9,697

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Montana — 0.3%

Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	356

County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (b)	1,000	1,007

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	45	46

Total Montana		1,409

Nevada — 0.5%

City of Las Vegas, Special Improvement District No. 611, Local Improvement 3.50%, 6/1/2030	200	208

3.50%, 6/1/2031	160	166

3.75%, 6/1/2032	260	273

4.00%, 6/1/2033	185	197

4.00%, 6/1/2034	185	196

4.00%, 6/1/2035	185	195

4.00%, 6/1/2040	450	469

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	401

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (b)	140	141

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	242

Total Nevada		2,488

New Hampshire — 0.3%

City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	119

New Hampshire Business Finance Authority, The Vista Project

Series 2019A, Rev., 5.25%, 7/1/2039 (b)	200	205

Series 2019A, Rev., 5.63%, 7/1/2046 (b)	1,000	1,034

Total New Hampshire		1,358

New Jersey — 3.7%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	56

Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	138

New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	1,939

New Jersey Economic Development Authority, Golden Door Charter School Project

Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	226

Series 2018-A, Rev., 6.25%, 11/1/2038 (b)	525	607

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	1,073

New Jersey Economic Development Authority, Motor Vehicle Surcharge Series 2004A, Rev., NATL-RE, 5.25%, 7/1/2024	380	412

New Jersey Economic Development Authority, School Facilities Construction

Series 2021QQQ, Rev., 4.00%, 6/15/2046	875	939

Series 2021QQQ, Rev., 4.00%, 6/15/2050	1,000	1,069

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,321

New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,624

New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040 (b)	3,000	2,873

New Jersey Educational Facilities Authority, Seton Hall University Issue, Tax-Exempt

Series 2020C, Rev., AGM, 3.25%, 7/1/2049	700	717

Series 2020C, Rev., AGM, 4.00%, 7/1/2050	725	794

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 2018A, Rev., AMT, 3.75%, 12/1/2031	565	578

Series 2018A, Rev., AMT, 4.00%, 12/1/2032	305	315

Series 2018A, Rev., AMT, 4.00%, 12/1/2033	380	393

Series 2018A, Rev., AMT, 4.00%, 12/1/2034	225	233

Series 2018A, Rev., AMT, 4.00%, 12/1/2035	150	155

New Jersey Transportation Trust Fund Authority

Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,080

Series 2020AA, Rev., 4.00%, 6/15/2039	1,000	1,088

Series 2020AA, Rev., 4.00%, 6/15/2040	600	651

Total New Jersey		18,281

New Mexico — 0.4%

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project

Series A, Rev., 5.00%, 7/1/2033	360	389

Series A, Rev., 5.00%, 7/1/2034	375	405

Series A, Rev., 5.00%, 7/1/2039	1,225	1,315

Total New Mexico		2,109

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — 4.1%

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project

Rev., 4.00%, 11/1/2035	510	559

Rev., 4.00%, 11/1/2040	1,035	1,124

Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project

Series 2018A, Rev., 4.88%, 5/1/2031 (b)	500	551

Series 2018A, Rev., 5.13%, 5/1/2038 (b)	250	276

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2051	170	176

Series 2021A, Rev., 4.00%, 6/15/2056	225	231

Build NYC Resource Corp., Richmond Preparatory Charter School Project Series 2021A, Rev., 5.00%, 6/1/2041 (b)	550	603

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,035

Metropolitan Transportation Authority

Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	202

Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	517

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project

Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	713

Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	601

New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	684

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	950	951

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2025	3,250	3,534

Rev., AMT, 5.00%, 1/1/2028	500	576

Rev., AMT, 4.00%, 10/1/2030	1,000	1,093

Rev., AMT, 4.00%, 1/1/2036	500	529

Rev., AMT, 5.00%, 1/1/2036	375	421

Onondaga Civic Development Corp., Le Moyne College Project

Rev., 5.00%, 1/1/2037	300	343

Rev., 5.00%, 1/1/2038	200	229

Rev., 5.00%, 1/1/2043	500	571

Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029	750	855

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project

Rev., 5.13%, 11/1/2041 (b)	850	824

Rev., 5.38%, 11/1/2054 (b)	750	723

Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	401

Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026 (b)	1,135	1,117

Yonkers Economic Development Corp., Charter School of Educational Excellence Project

Series 2019A, Rev., 4.00%, 10/15/2029	200	210

Series 2019A, Rev., 5.00%, 10/15/2039	315	346

Total New York		19,995

North Carolina — 0.1%

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	387

North Dakota — 0.1%

University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	570	628

Ohio — 3.9%

Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project

Rev., 5.00%, 12/1/2033	1,000	1,115

Rev., 5.25%, 12/1/2038	500	560

County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	53

County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	211

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250	264

County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2039	1,000	1,196

Northeast Ohio Medical University

Series 2021A, Rev., 3.00%, 12/1/2040	125	122

Series 2021A, Rev., 4.00%, 12/1/2045	120	128

Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project

Rev., 5.00%, 12/1/2028	500	553

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Rev., 5.00%, 12/1/2033	270	296

Rev., 5.00%, 12/1/2038	685	744

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project

Rev., 5.00%, 11/1/2034	2,875	3,164

Rev., 5.00%, 11/1/2039	4,890	5,349

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,249

Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2022A, Rev., 5.00%, 2/15/2033 (f)	2,500	3,131

Total Ohio		19,135

Oklahoma — 0.3%

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,172

Tulsa Airports Improvement Trust Series A, Rev., AMT, 5.00%, 6/1/2024 (d)	420	453

Total Oklahoma		1,625

Oregon — 0.7%

Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project

Series 2018A, Rev., 5.00%, 5/15/2038	220	232

Series 2018A, Rev., 5.00%, 5/15/2043	310	327

Clackamas County School District No. 7J Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	186

Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	25

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2035	135	163

Series 2020A, Rev., 5.00%, 10/1/2040	585	697

Salem Hospital Facility Authority, Capital Manor Project

Rev., 5.00%, 5/15/2038	1,000	1,106

Rev., 4.00%, 5/15/2047	100	106

Rev., 4.00%, 5/15/2057	500	522

Total Oregon		3,364

Pennsylvania — 7.7%

Aliquippa School District, Limited Tax

GO, 3.75%, 12/1/2033	2,000	2,182

GO, 3.88%, 12/1/2037	1,250	1,366

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	548

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Allentown City School District, Limited Tax

Series C, GO, 4.00%, 2/1/2034	1,580	1,787

Series C, GO, 4.00%, 2/1/2035	1,000	1,130

Allentown Neighborhood Improvement Zone Development Authority, City Center Project

Rev., 5.00%, 5/1/2033 (b)	250	282

Rev., 5.00%, 5/1/2042 (b)	250	279

Berks County Industrial Development Authority, The Highlands at Wyomissing

Rev., 5.00%, 5/15/2033	500	546

Series 2017A, Rev., 5.00%, 5/15/2037	250	277

Rev., 5.00%, 5/15/2038	500	543

Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,072

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	890	960

Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,724

City of Erie, Higher Education Building Authority, Gannon University Project — AICUP Financing Program Series 2021TT1, Rev., 4.00%, 5/1/2041	175	191

Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Rev., 3.00%, 1/1/2024	1,000	1,008

Dallas Area Municipal Authority, Misericordia University Project

Rev., 3.25%, 5/1/2023	100	101

Rev., 5.00%, 5/1/2029	650	725

Rev., 5.00%, 5/1/2039	1,100	1,230

Franklin County Industrial Development Authority, Menno-Haven, Inc., Project

Rev., 5.00%, 12/1/2029	195	213

Rev., 5.00%, 12/1/2039	385	415

Rev., 5.00%, 12/1/2049	500	534

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project

Series 2019A, Rev., 5.00%, 6/15/2032	545	601

Series 2019A, Rev., 5.00%, 6/15/2033	570	628

Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,216

Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project

Rev., 5.00%, 3/1/2040	250	273

Rev., 5.00%, 3/1/2045	500	544

Rev., 5.00%, 3/1/2050	500	542

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	76

Mercer County Industrial Development Authority, Thiel College Project Rev., 6.13%, 10/1/2050 (b)	2,650	2,735

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2034	275	323

Rev., 4.00%, 4/1/2036	520	564

Rev., 4.00%, 4/1/2037	545	590

Rev., 4.00%, 4/1/2038	695	752

Rev., 4.00%, 4/1/2039	725	783

Northampton County Industrial Development Authority, Morningstar Senior Living, Inc., Project Rev., 5.00%, 11/1/2039	1,000	1,099

Philadelphia Authority for Industrial Development, Independence Charter School West Project

Rev., 4.00%, 6/15/2029	360	377

Rev., 5.00%, 6/15/2039	500	534

Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	700	742

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project

Series 2020A, Rev., 5.00%, 8/1/2030	175	198

Series 2020A, Rev., 5.00%, 8/1/2040	315	363

Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project

Series 2021A, Rev., 4.00%, 6/1/2041	200	207

Series 2021A, Rev., 4.00%, 6/1/2051	400	408

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,395

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	823

West Mifflin School District, Limited Tax

GO, 3.00%, 4/1/2034	1,000	1,048

GO, 3.00%, 4/1/2038	1,400	1,453

Wilkes-Barre Area School District

GO, 3.50%, 4/15/2038	370	395

GO, 3.50%, 4/15/2039	230	245

GO, 3.75%, 4/15/2044	1,000	1,080

Total Pennsylvania		38,107

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.1%

Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	253

Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	109

Total Rhode Island		362

South Carolina — 1.4%

South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,588

South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (b)	300	305

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project

Series 2019A, Rev., 4.00%, 12/1/2029 (b)	1,130	1,183

Series 2019A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,552

Series 2019A, Rev., 5.00%, 12/1/2039 (b)	1,795	1,966

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 5.00%, 11/15/2029	110	122

Total South Carolina		6,716

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Rev., 5.00%, 11/1/2045	500	552

Tennessee — 1.9%

Chattanooga Health Educational and Housing Facility Board, Commonspirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	1,000	1,084

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	730	763

Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	740

Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project

Rev., 4.50%, 6/1/2028 (b)	500	533

Rev., 5.13%, 6/1/2036 (b)	425	466

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,035

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,547

Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,434

Total Tennessee		9,602

Texas — 5.0%

Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, Rev., 4.00%, 6/15/2040 (b)	1,810	1,817

Arlington Higher Education Finance Corp., Newman International Academy

Rev., 5.00%, 8/15/2041	300	317

Rev., 5.00%, 8/15/2051	850	884

Arlington Higher Education Finance Corp., Wayside Schools Series 2021A, Rev., 4.00%, 8/15/2041	305	307

Arlington Higher Education Finance Corp., Winfree Academy Charter Schools

Series 2019A, Rev., 5.15%, 8/15/2029	420	454

Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,118

Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 4.00%, 10/1/2050	875	903

Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	950

City of Houston, Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2028	355	422

City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects

Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	550	568

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2027 (d)	30	27

City of Temple, Reinvestment Zone Series 2018A, Rev., 5.00%, 8/1/2028	895	965

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	574

Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	1,000	1,010

New Hope Cultural Education Facilities Finance Corp., Beta Academy

Series A, Rev., 3.38%, 8/15/2029 (b)	300	303

Series A, Rev., 5.00%, 8/15/2039 (b)	425	445

Series A, Rev., 5.00%, 8/15/2049 (b)	670	697

New Hope Cultural Education Facilities Finance Corp., Cityscape Schools, Inc.

Series 2019A, Rev., 4.00%, 8/15/2029 (b)	330	361

Series 2019A, Rev., 5.00%, 8/15/2039 (b)	610	678

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000	1,020

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Series 2020A, Rev., 5.00%, 1/1/2035	865	938

Rev., 4.00%, 1/1/2037 (f)	625	618

Series 2020A, Rev., 5.00%, 1/1/2040	790	852

Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,138

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,055

New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series 2019A-1, Rev., 5.00%, 12/1/2039	1,420	1,524

New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project

Rev., 4.00%, 1/1/2029	300	295

Rev., 5.00%, 1/1/2039	205	208

Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.

Rev., 4.25%, 6/15/2028	135	136

Rev., 5.00%, 6/15/2033	150	151

Rev., 5.00%, 6/15/2038	250	252

San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	510

San Antonio Education Facilities Corp., University of the Incarnate Word Project Series 2021A, Rev., 4.00%, 4/1/2046	1,000	1,063

Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	181

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	567

Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2035	500	559

Total Texas		24,867

Utah — 3.4%

Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax

GO, 4.13%, 6/1/2036 (b)	895	842

GO, 4.25%, 6/1/2041 (b)	1,100	1,022

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area

Series 2020B, Rev., 6.25%, 8/1/2030 (b)	1,000	1,018

Series 2020A, Rev., 4.50%, 8/1/2040	1,000	1,070

Rev., 4.00%, 8/1/2050 (b)	1,750	1,658

Military Installation Development Authority, Tax Allocation and Hotel Tax

Series 2021A-1, Rev., 4.00%, 6/1/2036	500	486

Series 2021A-1, Rev., 4.00%, 6/1/2041	500	476

UIPA Crossroads Public Infrastructure District, Tax Differential Rev., 4.13%, 6/1/2041 (b)	1,000	945

Utah Charter School Finance Authority, Mountain West Montessori Academy Project

Series 2020A, Rev., 3.13%, 6/15/2029 (b)	650	653

Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	516

Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	882

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 4.00%, 4/15/2032	250	278

Series A, Rev., 4.00%, 4/15/2033	260	288

Series A, Rev., 5.00%, 4/15/2034	235	276

Series A, Rev., 5.00%, 4/15/2039	700	817

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project

Series 2021A, Rev., 5.00%, 6/15/2041 (b)	870	954

Series 2021A, Rev., 5.00%, 6/15/2052 (b)	1,295	1,399

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 4.00%, 10/15/2033	500	550

Rev., 4.00%, 10/15/2036	500	547

Rev., 4.00%, 10/15/2039	700	762

Rev., 4.00%, 10/15/2041	250	273

Rev., 4.00%, 10/15/2042	475	515

Utah Transit Authority, Sales Tax

Series C, Rev., AGM, 5.25%, 6/15/2025	40	44

Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	576

Total Utah		16,847

Vermont — 0.1%

Vermont Student Assistance Corp., Education Loan

Series 2018A, Rev., AMT, 4.00%, 6/15/2032	105	108

Series 2018A, Rev., AMT, 4.00%, 6/15/2033	135	138

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	110	113

Total Vermont		359

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — 3.3%

Chesapeake Hospital Authority, Regional Medical Center

Rev., 4.00%, 7/1/2035	1,000	1,114

Rev., 4.00%, 7/1/2036	1,175	1,308

Rev., 4.00%, 7/1/2037	1,205	1,340

Danville Industrial Development Authority, Averett University Series 2017A, Rev., 4.75%, 10/1/2032	760	782

Fredericksburg Economic Development Authority, Stadium Project

Series 2021A-1, Rev., 7.00%, 11/15/2026 (b)	685	687

Series B, Rev., 6.13%, 9/1/2029 (b)	1,895	1,800

Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	912

Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,472

Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living

Series 2019A, Rev., 4.75%, 9/1/2029	1,000	936

Series 2020, Rev., 4.30%, 9/1/2030	770	690

Series 2019A, Rev., 5.00%, 9/1/2034	2,000	1,823

Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,430

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,159

Total Virginia		16,453

Washington — 2.2%

Pend Oreille County, Public Hospital District No. 1, Unlimited Tax

GO, 5.00%, 12/1/2033	1,000	1,108

GO, 5.00%, 12/1/2038	1,255	1,385

Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	1,000	1,084

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	300	315

Rev., 3.63%, 5/1/2040	800	843

Rev., 4.00%, 5/1/2045	500	546

Washington State Housing Finance Commission, Judson Park Project

Rev., 4.00%, 7/1/2028 (b)	535	548

Rev., 5.00%, 7/1/2033 (b)	535	566

Rev., 5.00%, 7/1/2038 (b)	300	315

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Washington State Housing Finance Commission, The Heart Stone Project

Series 2018A, Rev., 4.50%, 7/1/2028 (b)	965	1,006

Series 2018A, Rev., 5.00%, 7/1/2038 (b)	825	857

Washington State Housing Finance Commission, Transforming Age Projects

Series 2019A, Rev., 5.00%, 1/1/2034 (b)	745	799

Series 2019A, Rev., 5.00%, 1/1/2039 (b)	1,495	1,589

Total Washington		10,961

West Virginia — 0.6%

West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.

Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,482

Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,657

Total West Virginia		3,139

Wisconsin — 6.0%

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 4.00%, 1/1/2045	750	820

Series 2020A, Rev., 3.00%, 1/1/2050	750	714

Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	500	558

Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029 (b)	960	914

Public Finance Authority, Community School of Davidson Project

Rev., 3.75%, 10/1/2023	155	157

Rev., 5.00%, 10/1/2033	775	858

Public Finance Authority, Coral Academy of Science

Series 2019A, Rev., 5.00%, 6/1/2029 (b)	370	402

Series 2019A, Rev., 5.00%, 6/1/2039 (b)	710	766

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	248

Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	449

Series 2020A, Rev., 5.00%, 6/15/2054 (b)	685	738

Public Finance Authority, First Mortgage Southminster, Inc. Rev., 4.25%, 10/1/2038 (b)	2,000	2,008

Public Finance Authority, Minnesota College of Osteopathic Medicine

Series 2019A-1, Rev., 5.50%, 12/1/2048 (b)(g)	17	9

Series 2019A-2, Rev., 7.25%, 12/1/2048 (b)(g)	46	23

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2027	160	181

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Rev., 5.00%, 6/15/2028	505	578

Rev., 5.00%, 6/15/2034	215	248

Rev., 5.00%, 6/15/2039	390	446

Rev., 5.00%, 6/15/2049	1,000	1,127

Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042 (b)	3,955	3,706

Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800	685

Public Finance Authority, Roseman University of Health Sciences Project

Rev., 5.00%, 4/1/2030 (b)	500	562

Rev., 5.00%, 4/1/2040 (b)	2,155	2,409

Rev., 4.00%, 4/1/2042 (b)	500	514

Public Finance Authority, Triad Educational Services, Inc.

Series 2021A, Rev., 4.00%, 6/15/2051	1,870	1,975

Series 2021A, Rev., 4.00%, 6/15/2061	2,250	2,343

Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	565

Public Finance Authority, Vitcus Group Project

Series 2022B, Rev., 5.00%, 12/1/2024 (b)(f)	215	215

Series 2022A, Rev., 4.00%, 12/1/2031 (b)(f)	400	401

Public Finance Authority, Wilson Preparatory Academy

Series 2019A, Rev., 4.13%, 6/15/2029 (b)	475	499

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	539

Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	1,175

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	169

Series A, Rev., 5.00%, 7/1/2044	210	236

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System

Series 2019A, Rev., 5.00%, 11/1/2026	355	387

Series 2019A, Rev., 5.00%, 11/1/2027	370	407

Series 2019A, Rev., 5.00%, 11/1/2028	470	520

Series 2019A, Rev., 5.00%, 11/1/2029	315	347

Series 2019A, Rev., 5.00%, 11/1/2030	515	566

Total Wisconsin		29,464

Total Municipal Bonds (Cost $484,228)		489,445

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.5%

Investment Companies — 0.5%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h) (i) (Cost $2,496)	2,496	2,497

Total Investments — 99.9% (Cost $486,724)		491,942
Other Assets Less Liabilities — 0.1%		694

NET ASSETS — 100.0%		492,636

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.4% (a)

Alabama — 3.5%

Alabama Community College System ACCS Enhancements Fee Rev., AGM, 4.00%, 9/1/2035	160	184

Alabama Federal Aid Highway Finance Authority

Rev., 5.00%, 9/1/2023 (b)	20	21

Series B, Rev., 5.00%, 9/1/2023 (b)	30	32

Series A, Rev., 5.00%, 9/1/2027 (b)	25	30

Alabama Public School and College Authority, Capital Improvement

Series 2014-B, Rev., 5.00%, 1/1/2023	50	52

Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,143

Series 2019A, Rev., 4.00%, 5/1/2033	85	96

Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility Rev., 5.00%, 6/1/2023	115	121

Birmingham Airport Authority

Rev., 5.00%, 7/1/2028	350	416

Rev., 5.00%, 7/1/2029	375	455

Rev., 5.00%, 7/1/2030	250	308

Rev., 5.00%, 7/1/2031	175	215

Rev., 5.00%, 7/1/2032	150	184

Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (c)	5,500	5,713

Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (c)	3,200	3,452

Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	2,290	2,540

City of Birmingham, Warrant

Series 2018B, GO, 4.00%, 12/1/2032	570	642

Series 2018B, GO, 4.00%, 12/1/2033	375	423

Series 2018B, GO, 4.00%, 12/1/2034	510	575

Series 2018B, GO, 4.00%, 12/1/2035	500	563

City of Huntsville, Electric System, Warrants Series A, Rev., 5.00%, 12/1/2023	35	37

City of Huntsville, Warrants

Series 2018-A, GO, 5.00%, 5/1/2030	2,765	3,275

Series A, GO, 5.00%, 5/1/2031	3,035	3,600

Series 2018-A, GO, 5.00%, 5/1/2033	70	83

City of Madison, Warrants GO, 5.00%, 4/1/2023	25	26

County of Mobile, Warrants

Series C, GO, 5.00%, 8/1/2022 (b)	25	25

GO, 5.00%, 2/1/2033	25	30

DeKalb-Jackson Water Supply District, Inc. Series 2021A, Rev., 4.00%, 7/1/2031	650	737

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alabama — continued

Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	351

Lower Alabama Gas District (The), Gas Project Rev., 4.00%, 12/1/2025 (c)	32,500	34,942

Montgomery County Public Building Authority, Facilities Project

Rev., 5.00%, 3/1/2024 (b)	7,500	8,067

Rev., 5.00%, 3/1/2026	1,735	1,858

Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	55

Southeast Alabama Gas Supply District (The), Project No. 1

Series 2018A, Rev., 4.00%, 4/1/2024 (c)	34,000	35,505

Series 2018A, Rev., 5.00%, 4/1/2024	20,845	22,294

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (c)	16,015	16,785

Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	9,050	10,267

UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	67

University of West Alabama, General Fee

Rev., AGM, 5.00%, 1/1/2028	200	231

Rev., AGM, 5.00%, 1/1/2029	200	236

Rev., AGM, 5.00%, 1/1/2030	200	239

Water Works Board of the City of Birmingham (The) Series 2016A, Rev., 5.00%, 1/1/2030	150	175

Total Alabama		157,050

Alaska — 0.2%

Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	23

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project

Series 2019A, Rev., 5.00%, 10/1/2024	800	868

Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,473

Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,577

Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,692

Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,812

Municipality of Anchorage, Schools Series C, GO, 5.00%, 9/1/2028	1,675	2,021

Total Alaska		9,466

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — 1.7%

Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/2031	25	29

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project

Series 2021A, Rev., 3.00%, 12/15/2031 (d)	265	257

Series 2021A, Rev., 4.00%, 12/15/2041 (d)	250	257

Arizona Industrial Development Authority, Children’s National Medical Center

Series 2020A, Rev., 4.00%, 9/1/2035	200	228

Series 2020A, Rev., 4.00%, 9/1/2036	355	405

Series 2020A, Rev., 4.00%, 9/1/2037	820	937

Series 2020A, Rev., 4.00%, 9/1/2039	810	918

Series 2020A, Rev., 4.00%, 9/1/2046	2,750	3,055

Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project

Series 2021A, Rev., 4.00%, 7/15/2026 (d)	115	121

Series 2021A, Rev., 4.00%, 7/15/2027 (d)	120	127

Series 2021A, Rev., 4.00%, 7/15/2028 (d)	200	212

Series 2021A, Rev., 4.00%, 7/15/2029 (d)	200	212

Series 2021A, Rev., 4.00%, 7/15/2030 (d)	200	211

Series 2021A, Rev., 4.00%, 7/15/2031 (d)	215	224

Series 2021A, Rev., 4.00%, 7/15/2032 (d)	225	234

Series 2021A, Rev., 4.00%, 7/15/2033 (d)	180	187

Series 2021A, Rev., 4.00%, 7/15/2034 (d)	200	207

Series 2021A, Rev., 4.00%, 7/15/2035 (d)	250	259

Series 2021A, Rev., 4.00%, 7/15/2037 (d)	270	279

Series 2021A, Rev., 4.00%, 7/15/2041 (d)	135	138

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2023	610	610

Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,473

Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,791

Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,857

Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,816

Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,461

Series 2019A, Rev., 5.00%, 1/1/2029	660	638

Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,525

Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,614

Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,701

Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,793

Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,689

Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,165

Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,720

Series 2019A, Rev., 5.00%, 1/1/2037	500	468

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Series 2019A, Rev., 5.00%, 1/1/2038	500	466

Series 2019A, Rev., 4.25%, 1/1/2039	545	454

Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,093

Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,590

Arizona Industrial Development Authority, Macombs Facility Project

Series 2021A, Rev., 5.00%, 7/1/2032	165	193

Series 2021A, Rev., 5.00%, 7/1/2033	160	187

Series 2021A, Rev., 4.00%, 7/1/2034	165	179

Series 2021A, Rev., 4.00%, 7/1/2035	180	195

Series 2021A, Rev., 4.00%, 7/1/2036	155	167

Series 2021A, Rev., 4.00%, 7/1/2041	365	390

Arizona Industrial Development Authority, Pebble Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (d)	250	265

Series 2020A, Rev., 5.00%, 7/15/2040 (d)	415	458

Arizona State University

Series 2016C, Rev., 5.00%, 7/1/2032	50	57

Series 2017B, Rev., 5.00%, 7/1/2034	920	1,079

Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,172

Series 2016B, Rev., 5.00%, 7/1/2042	30	34

Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2023	95	100

Arizona Water Infrastructure Finance Authority Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,467

City of Cottonwood Rev., AGM, 5.00%, 7/1/2026	10	11

City of Glendale, Water and Sewer Rev., 5.00%, 7/1/2028	1,000	1,014

City of Mesa GO, 4.00%, 7/1/2033	30	34

City of Mesa, Utility System

Series 2019C, Rev., 5.00%, 7/1/2023	30	32

Series 2019A, Rev., 5.00%, 7/1/2029	40	49

Rev., 4.00%, 7/1/2031	50	55

Series 2019A, Rev., 5.00%, 7/1/2031	25	31

Series 2019A, Rev., 5.00%, 7/1/2033	25	30

City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2035	75	102

City of Phoenix Civic Improvement Corp., Junior Lien, Airport System

Rev., 5.00%, 7/1/2022	25	25

Rev., 5.00%, 7/1/2023	25	27

Series 2017D, Rev., 5.00%, 7/1/2024	275	298

Series 2017D, Rev., 5.00%, 7/1/2029	190	222

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

City of Phoenix Civic Improvement Corp., Senior Lien, Airport System

Series 2017B, Rev., 5.00%, 7/1/2027	150	176

Rev., AMT, 5.00%, 7/1/2037	1,000	1,166

City of Scottsdale, Water and Sewer System Rev., 5.25%, 7/1/2023	1,875	1,982

City of Surprise Rev., 5.00%, 7/1/2025	20	22

County of Pima, Sewer System Rev., 5.00%, 7/1/2023	30	32

County of Pinal Rev., 4.00%, 8/1/2037	75	85

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2028	700	818

Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,512

Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series 2013A, Rev., 5.25%, 8/1/2033	1,000	1,055

Kyrene Elementary School District No. 28, School Improvement Project Series 2019A, GO, 5.00%, 7/1/2029	55	66

Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement, Project of 2016 Series 2016A, GO, 5.00%, 7/1/2023	20	21

Maricopa County High School District No. 214 Tolleson Union High School, School Improvement, Project of 2017 Series 2017B, GO, 5.00%, 7/1/2026	20	23

Maricopa County Industrial Development Authority, HonorHealth

Series 2019A, Rev., 5.00%, 9/1/2033	500	598

Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,196

Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,194

Maricopa County Industrial Development Authority, Ottawa University

Rev., 5.00%, 10/1/2026 (d)	150	158

Rev., 5.13%, 10/1/2030 (d)	215	241

Maricopa County Special Health Care District, Integrated Health Services

Series 2018C, GO, 5.00%, 7/1/2031	25	30

Series 2018C, GO, 5.00%, 7/1/2033	25	30

Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	29

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Maricopa County Unified School District No. 95, Queen Creek, School Improvement

GO, 5.00%, 7/1/2028	225	254

GO, 5.00%, 7/1/2029	500	565

Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013 Series 2019E, GO, 5.00%, 7/1/2027	50	59

Maricopa County Unified School District No. 9-Wickenburg, School Improvement Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	52

Maricopa County Union High School District No. 216 Agua Fria, School Improvement

GO, 4.00%, 7/1/2034	50	57

GO, 4.00%, 7/1/2036	90	103

Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2030	30	33

Pima County Community College District Rev., 5.00%, 7/1/2030	60	72

Pima County Elementary School District No. 39 Continental, School Improvement, Project of 2010 Series B, GO, AGM, 3.75%, 7/1/2029	20	20

Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	70	74

Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,091

Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project

Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,100

Series 2019A, Rev., 5.00%, 1/1/2037	55	67

Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,809

University of Arizona (The) Rev., 5.00%, 6/1/2026	10	11

University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	75	93

Total Arizona		78,188

Arkansas — 0.0% (e)

State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	10	11

University of Arkansas, Various Facility Fayetteville Campus Series 2014A, Rev., 4.50%, 11/1/2024 (b)	45	49

Total Arkansas		60

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — 9.8%

Alameda County Joint Powers Authority, Multiple Capital Projects

Series 2013A, Rev., 5.25%, 12/1/2025	75	81

Series 2013A, Rev., 5.25%, 12/1/2027	50	53

Anaheim Public Financing Authority, Public Improvement Project Series 1997C, Rev., AGM, Zero Coupon, 3/1/2037 (b)	30	21

Anaheim Union High School District

GO, 5.00%, 8/1/2022	25	25

GO, 5.00%, 8/1/2025	65	71

Antelope Valley Union High School District GO, 4.00%, 8/1/2022	55	56

Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	10,170

Banning Unified School District GO, AGM, 5.00%, 8/1/2027	100	115

Bay Area Toll Authority, Toll Bridge

Series 2019S-H, Rev., 5.00%, 4/1/2029 (b)	50	61

Series 2017S-7, Rev., 4.00%, 4/1/2033	35	39

Bay Area Water Supply and Conservation Agency Series 2013A, Rev., 5.00%, 10/1/2026	60	63

Belmont Joint Powers Financing Authority Rev., 5.00%, 8/1/2024	20	22

Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	34

Brentwood Union School District, Election of 2016 GO, 5.00%, 8/1/2031	20	23

California Community College Financing Authority, West Valley Mission Community College District Rev., 5.00%, 6/1/2025 (b)	55	62

California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (d)	2,965	2,677

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 5.00%, 6/1/2024	350	374

Series 2020A, Rev., 5.00%, 6/1/2027	400	457

Series 2020A, Rev., 5.00%, 6/1/2029	400	472

Series 2020A, Rev., 5.00%, 6/1/2030	250	299

Series 2020A, Rev., 5.00%, 6/1/2031	250	298

Series 2020A, Rev., 5.00%, 6/1/2032	250	297

Series 2020A, Rev., 5.00%, 6/1/2033	300	355

Series 2020A, Rev., 4.00%, 6/1/2034	200	220

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Educational Facilities Authority, Claremont McKenna College

Series 2015A, Rev., 4.00%, 1/1/2026 (b)	3,000	3,295

Series 2015A, Rev., 5.00%, 1/1/2026 (b)	7,515	8,533

California Educational Facilities Authority, Pepperdine University Rev., 5.00%, 9/1/2022 (b)	315	322

California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	93

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Series A, Rev., 5.00%, 8/15/2026	45	52

Rev., 5.00%, 11/15/2027	6,250	7,052

California Health Facilities Financing Authority, Children’s Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	33

California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,453

California Health Facilities Financing Authority, Memorial Health Services Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,536

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2024	100	103

Rev., 3.00%, 8/1/2025	50	52

Rev., 3.00%, 8/1/2027	150	158

Rev., 3.00%, 8/1/2028	130	138

Rev., 3.00%, 8/1/2029	150	160

Rev., 5.00%, 8/1/2040	600	708

California Health Facilities Financing Authority, Sutter Health

Series 2016A, Rev., 3.25%, 11/15/2025 (b)	1,425	1,518

Series 2016A, Rev., 5.00%, 11/15/2025 (b)	1,550	1,751

Series 2017A, Rev., 5.00%, 11/15/2031	110	130

Series 2017A, Rev., 5.00%, 11/15/2032	25	29

Series 2017A, Rev., 5.00%, 11/15/2033	50	59

Series 2018A, Rev., 5.00%, 11/15/2035	25	29

Series 2018A, Rev., 5.00%, 11/15/2036	35	41

California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,065

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund

Rev., 5.00%, 10/1/2026	60	69

Rev., 5.00%, 10/1/2032	25	29

California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project Rev., 5.00%, 2/1/2023 (b)	15	16

California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2015A, Rev., 5.00%, 10/1/2025 (b)	185	209

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2026	150	171

Rev., 5.00%, 10/1/2027	150	174

Rev., 5.00%, 10/1/2028	150	178

California Municipal Finance Authority, Civic Center Infrastructure Improvement Program

Rev., 5.00%, 6/1/2023	80	84

Rev., 5.00%, 6/1/2027	75	88

California Municipal Finance Authority, Community Health System

Series 2021A, Rev., 5.00%, 2/1/2034	1,000	1,257

Series 2021A, Rev., 5.00%, 2/1/2035	1,000	1,253

California Municipal Finance Authority, Community Medical Center

Series 2017A, Rev., 5.00%, 2/1/2028	900	1,043

Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,447

California Municipal Finance Authority, Electric Utility Distribution System Rev., 5.00%, 10/1/2022	25	26

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	7,004

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,804

California Municipal Finance Authority, San Antonio Gardens Project

Series 2022B2, Rev., 2.13%, 11/15/2026	410	404

Series 2022B1, Rev., 2.75%, 11/15/2027	160	157

California Public Finance Authority, Enso Village Project

Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	6,240	6,237

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2021B-2, Rev., 2.38%, 11/15/2028 (d)	1,800	1,801

Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	400	401

Series 2021A, Rev., 5.00%, 11/15/2036 (d)	400	449

Series 2021A, Rev., 5.00%, 11/15/2046 (d)	525	576

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 4.00%, 10/15/2025	250	270

Rev., 4.00%, 10/15/2026	415	456

Rev., 4.00%, 10/15/2027	400	446

Rev., 4.00%, 10/15/2028	360	406

Rev., 5.00%, 10/15/2029	700	802

Rev., 5.00%, 10/15/2030	500	572

Rev., 4.00%, 10/15/2031 (c)	345	398

Rev., 5.00%, 10/15/2031	535	611

California School Finance Authority, Kipp Socal Projects Series 2020A, Rev., 4.00%, 7/1/2040 (d)	505	552

California State Public Works Board, California State University, Various Capital Projects Series C, Rev., 5.00%, 3/1/2032	3,025	3,496

California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023 (b)	13,405	14,198

California State Public Works Board, State Office Buildings

Series F, Rev., 5.00%, 5/1/2026	3,100	3,442

Series F, Rev., 5.00%, 5/1/2027	5,000	5,549

California State University, Systemwide

Series 2012A, Rev., 4.00%, 11/1/2022 (b)	145	148

Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,347

Series 2016A, Rev., 5.00%, 11/1/2045	30	34

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt

Series 2020A, Rev., 5.00%, 4/1/2031	365	449

Series 2020A, Rev., 5.00%, 4/1/2032	900	1,105

Series 2020A, Rev., 5.00%, 4/1/2033	2,880	3,530

Series 2020A, Rev., 5.00%, 4/1/2034	1,910	2,340

Series 2020A, Rev., 5.00%, 4/1/2035	650	795

California Statewide Communities Development Authority, Los Angeles Jewish Home Series 2019B, Rev., 4.00%, 11/15/2023	100	105

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project

Rev., 4.00%, 11/1/2030	145	167

Rev., 4.00%, 11/1/2033	415	480

Rev., 4.00%, 11/1/2034	435	502

Rev., 4.00%, 11/1/2035	450	519

Rev., 4.00%, 11/1/2041	1,740	1,975

Calleguas Municipal Water District Series 2016A, Rev., 5.00%, 7/1/2023	35	37

Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 4.00%, 9/1/2023	35	36

Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	9,864

Central Unified School District GO, 5.00%, 8/1/2025	110	124

Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	49

Chaffey Community College District GO, 5.00%, 6/1/2022	25	25

Chino Valley Unified School District GO, 5.00%, 8/1/2022	60	61

Chula Vista Municipal Financing Authority Rev., 5.00%, 5/1/2025	15	17

Citrus Community College District Series A, GO, 5.00%, 8/1/2023	20	21

City of Alameda GO, 4.00%, 8/1/2033	10	10

City of Brea, Water Utility

Rev., 5.00%, 7/1/2025	25	28

Rev., 5.00%, 7/1/2028	90	109

City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	55	56

City of Los Alamitos COP, 5.00%, 10/1/2023	25	27

City of Los Angeles Department of Airports, International Airport Senior Series A, Rev., AMT, 5.00%, 5/15/2028	135	148

City of Los Angeles Department of Airports, International Airport Subordinate

Series 2021D, Rev., AMT, 5.00%, 5/15/2032	2,000	2,486

Series 2019C, Rev., 5.00%, 5/15/2033	45	54

City of Los Angeles, Wastewater System

Subseries B, Rev., 5.00%, 6/1/2023	120	126

Series 2013A, Rev., 5.00%, 6/1/2026	12,500	13,102

Series C, Rev., 5.00%, 6/1/2026	2,000	2,022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	25	26

City of Pasadena Series 2016A, Rev., 5.00%, 6/1/2031	25	28

City of Richmond, Wastewater Series 2019B, Rev., 5.00%, 8/1/2023	40	42

City of San Francisco, Public Utilities Commission Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,729

City of San Jose, Disaster Preparedness, Public Safety and Infrastructure Series 2019A-1, GO, 5.00%, 9/1/2036	25	31

City of San Jose, Libraries, Parks and Public Safety Projects

Series 2019C, GO, 5.00%, 9/1/2028	50	61

Series 2019C, GO, 5.00%, 9/1/2032	100	122

City of Santa Rosa, Wastewater

Series 2014A, Rev., 5.00%, 9/1/2022	25	26

Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,908

City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	53

Coachella Valley Unified School District GO, 4.00%, 8/1/2027	20	21

Contra Costa County Transportation Authority, Sales Tax

Series 2015A, Rev., 5.00%, 3/1/2022	25	25

Series 2012B, Rev., 5.00%, 3/1/2023 (b)	50	52

Series 2017A, Rev., 5.00%, 3/1/2023	20	21

Series 2015A, Rev., 5.00%, 3/1/2024	50	54

Corona Utility Authority, Water Projects Rev., 5.00%, 9/1/2022	40	41

County of Calaveras GO, 5.00%, 8/1/2026	100	112

County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	51

County of San Joaquin, County Administration Building Project COP, AGM, 5.00%, 11/15/2029	5	6

County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	25	29

CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Series 2021A-1, Rev., 3.50%, 10/1/2046 (d)	6,000	5,551

CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (d)	13,585	12,283

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	4,080	3,706

CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (d)	3,000	2,656

Desert Community College District

GO, 5.00%, 8/1/2022	50	51

GO, 5.00%, 8/1/2031	2,250	2,640

Desert Sands Unified School District

COP, 5.00%, 3/1/2023	70	73

Series A, GO, 5.00%, 6/1/2026	40	42

GO, 5.00%, 8/1/2026	2,200	2,473

Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,108

Downey Public Finance Authority Rev., 5.00%, 12/1/2022	100	103

Downey Unified School District, Election of 2014 Series B, GO, 5.00%, 8/1/2032	50	60

Dry Creek Joint Elementary School District Rev., AGM, 5.00%, 9/1/2022	25	26

East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	49

East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	57

East Side Union High School District, Election of 2012 Series B, GO, 5.00%, 8/1/2030	25	28

El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	25	25

El Centro Financing Authority

Series 2021B, Rev., 4.00%, 10/1/2029	265	301

Series 2021B, Rev., 4.00%, 10/1/2030	275	314

Series 2021B, Rev., 4.00%, 10/1/2031	285	327

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	525	518

Elsinore Valley Municipal Water District Financing Authority Series 2016A, Rev., 5.00%, 7/1/2023	30	32

Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	112

Fairfield-Suisun Unified School District, Election of 2016 GO, 5.00%, 8/1/2026	50	58

Foothill-De Anza Community College District GO, 5.00%, 8/1/2024 (b)	65	71

Fremont Union High School District Series 2019A, GO, 5.00%, 8/1/2030	75	89

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Fullerton Joint Union High School District, Election of 2014 Series 2015A, GO, 5.00%, 8/1/2022	30	31

Garden Grove Unified School District, Election of 2010 Series C, GO, 5.00%, 8/1/2023 (b)	1,390	1,468

Glendale Unified School District Series 2015A, GO, 5.00%, 9/1/2023	25	26

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (b)	4,000	4,460

Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,102

Hayward Unified School District GO, AGM, 5.00%, 8/1/2027	55	63

Hillsborough City School District Series A, GO, 4.00%, 9/1/2022	35	36

Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	74

Huntington Beach Union High School District GO, 5.00%, 8/1/2023 (b)	10	11

Imperial Irrigation District Electric System, Election of 2010 Series 2016B-2, Rev., 5.00%, 11/1/2026	80	93

Irvine Ranch Water District COP, 5.00%, 3/1/2032	2,275	2,617

Jefferson Union High School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	65	66

John Swett Unified School District Series A-1, GO, AGM, 5.00%, 8/1/2027	50	59

La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	61

Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	26

Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2022	9,545	9,827

Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	44

Los Angeles Community College District

Series G, GO, 4.00%, 8/1/2022	25	25

Series 2015A, GO, 5.00%, 8/1/2023	20	21

Series 2015A, GO, 4.00%, 8/1/2024 (b)	2,300	2,450

Series 2015A, GO, 5.00%, 8/1/2024 (b)	24,000	26,136

Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	25	27

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Los Angeles County Metropolitan Transportation Authority, Measure R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2023	35	37

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax

Series 2017A, Rev., 5.00%, 7/1/2023	35	37

Series 2017A, Rev., 5.00%, 7/1/2030	4,925	5,818

Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	35	37

Los Angeles Department of Water and Power, Power System

Series 2019B, Rev., 5.00%, 7/1/2024	275	299

Series 2014B, Rev., 5.00%, 7/1/2026	15	16

Series 2014D, Rev., 5.00%, 7/1/2027	50	54

Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,357

Series B, Rev., 5.00%, 7/1/2029	10,000	11,575

Series 2015A, Rev., 5.00%, 7/1/2030	270	298

Series 2018A, Rev., 5.00%, 7/1/2030	35	42

Series D, Rev., 5.00%, 7/1/2030	2,710	2,940

Series 2017A, Rev., 5.00%, 7/1/2031	2,055	2,375

Series 2019C, Rev., 5.00%, 7/1/2031	85	104

Series B, Rev., 5.00%, 7/1/2031	3,400	3,631

Series D, Rev., 5.00%, 7/1/2031	2,500	2,711

Series 2017A, Rev., 5.00%, 7/1/2032	2,550	2,944

Series B, Rev., 5.00%, 7/1/2032	3,075	3,284

Series 2017A, Rev., 5.00%, 7/1/2033	5,000	5,768

Series D, Rev., 5.00%, 7/1/2033	390	423

Series 2018D, Rev., 5.00%, 7/1/2034	30	36

Series 2019B, Rev., 5.00%, 7/1/2034	110	133

Series D, Rev., 5.00%, 7/1/2034	4,750	5,148

Series D, Rev., 5.00%, 7/1/2035	250	271

Series 2019A, Rev., 5.00%, 7/1/2039	35	42

Series 2022A, Rev., 5.00%, 7/1/2039	1,350	1,696

Series 2019D, Rev., 5.00%, 7/1/2044	30	36

Los Angeles Department of Water and Power, Water System

Series 2014A, Rev., 5.00%, 7/1/2024	35	38

Series 2016A, Rev., 5.00%, 7/1/2030	60	68

Series 2017A, Rev., 5.00%, 7/1/2030	30	35

Series 2018B, Rev., 5.00%, 7/1/2031	60	72

Los Angeles Unified School District

Series C, GO, 5.00%, 7/1/2024	11,670	12,691

Series C, GO, 5.00%, 7/1/2026	5,505	5,973

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Los Angeles Unified School District, Election of 2005

Series M-1, GO, 5.00%, 7/1/2032	2,095	2,491

Series M-1, GO, 5.00%, 7/1/2033	4,305	5,117

Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2030	1,250	1,279

Los Rios Community College District, Election of 2008 Series B, GO, 5.00%, 8/1/2022	25	25

Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	169

Marin Community College District GO, 5.00%, 8/1/2023	35	37

Marin Water District Financing Authority, Subordinate Lien Rev., 5.00%, 7/1/2027	40	47

Marina Coast Water District, Tax-Exempt, Senior Lien Series A, Rev., 5.00%, 6/1/2029	25	28

Menlo Park City School District, Capital Appreciation

GO, Zero Coupon, 7/1/2033	1,000	679

GO, Zero Coupon, 7/1/2035	725	449

GO, Zero Coupon, 7/1/2036	1,150	678

GO, Zero Coupon, 7/1/2037	1,950	1,097

GO, Zero Coupon, 7/1/2041	1,250	584

Merced City School District, Election of 2014 GO, 4.00%, 8/1/2025	50	54

Merced Community College District, School Facilities Improvement GO, 5.00%, 8/1/2022	25	25

Metropolitan Water District of Southern California, Waterworks

Series 2018B, Rev., 5.00%, 9/1/2028	700	849

Series 2016A, Rev., 5.00%, 7/1/2030	30	34

Series 2019A, Rev., 5.00%, 7/1/2030	75	91

Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No. 1 Rev., 5.00%, 9/1/2027	75	84

Montebello Public Financing Authority, Sales Tax, Limited Tax Series 2019A, Rev., AGM, 4.00%, 6/1/2033	380	436

Mount San Antonio Community College District, Election of 2018 Series 2019A, GO, 5.00%, 8/1/2028	50	61

Mountain View-Los Altos Union High School District, Election of 2010

Series C, GO, Zero Coupon, 8/1/2023	2,000	1,970

Series C, GO, Zero Coupon, 8/1/2027	1,000	909

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Murrieta Valley Unified School District GO, AGM, 5.00%, 9/1/2025	1,400	1,544

Murrieta Valley Unified School District, Election of 2014 Series 2014A, GO, AGM, 4.00%, 3/1/2025 (b)	25	27

Napa Sanitation District Rev., 4.00%, 8/1/2023	25	26

Nevada Irrigation District, Joint Powers Authority Series 2016A, Rev., 5.00%, 3/1/2024	95	102

Newhall School District, School Facilities Improvement, Election of 2011 Series 2011A, GO, 4.00%, 8/1/2022	35	35

Newport Mesa Unified School District, Election of 2005 Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2031	8,375	6,857

North Orange County Community College District, Election of 2014 Series 2016A, GO, 4.00%, 8/1/2025	20	22

Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2026	65	74

Novato Unified School District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2026	25	29

Oakdale Irrigation District Series 2016A, Rev., 5.00%, 8/1/2022	30	31

Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	113

Ocean View School District, Orange County, Election of 2016 Series 2016B, GO, 6.00%, 8/1/2026	115	138

Oceanside Unified School District GO, 5.00%, 8/1/2024	5	5

Ohlone Community College District, Election of 2010 Series D, GO, 4.00%, 8/1/2022	40	41

Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	51

Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	650	754

Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	116

Orange Unified School District, Election of 2016

GO, 5.00%, 8/1/2031	85	103

Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35	36

Palm Springs Financing Authority Rev., 5.00%, 11/1/2022	25	26

Palm Springs Unified School District, Election of 2008 Series D, GO, 4.00%, 8/1/2024	65	69

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Palomar Community College District

GO, 5.00%, 5/1/2022	25	25

GO, 5.00%, 5/1/2023	20	21

Pittsburg Unified School District GO, 5.00%, 8/1/2023	55	58

Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	24

Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	54

Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	57

Rancho Water District Financing Authority Series 2019A, Rev., 5.00%, 8/1/2023	25	26

Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	175

Rio Hondo Community College District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2025	40	45

Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	26

Riverside County Infrastructure Financing Authority, Capital Projects Series 2017C, Rev., 5.00%, 5/1/2025	25	28

Riverside County Infrastructure Financing Authority, Indio Law Building Series 2017A, Rev., 4.00%, 11/1/2023	40	42

Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2025 (b)	35	39

Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	86

Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	126

Riverside County Transportation Commission, Sales Tax

Series 2013A, Rev., 5.00%, 6/1/2023	55	58

Series 2013A, Rev., 5.25%, 6/1/2023 (b)	4,525	4,763

Series 2017B, Rev., 5.00%, 6/1/2032	60	72

Series 2017A, Rev., 5.00%, 6/1/2033	30	35

Series 2017B, Rev., 5.00%, 6/1/2035	45	53

Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	95	98

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	55

Ross Valley Public Financing Authority Series A, Rev., 4.00%, 1/1/2023	25	26

Rowland Unified School District, Election of 2012 Series A, GO, 5.25%, 8/1/2023 (b)	2,750	2,914

Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	133

Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	144

Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	65

San Diego Community College District

GO, 5.00%, 8/1/2022	30	31

GO, 5.00%, 8/1/2025	25	28

San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2031	25	30

San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series 2012B, Rev., 4.00%, 4/15/2027	70	70

San Dieguito School Facilities Financing Authority, Special Tax

Rev., 5.00%, 3/1/2024	30	32

Rev., 5.00%, 3/1/2025	125	138

San Francisco Bay Area Rapid Transit District, Election of 2004

Series 2013C, GO, 4.00%, 8/1/2022	25	25

Series D, GO, 5.00%, 8/1/2030	3,000	3,357

Series 2019F-1, GO, 5.00%, 8/1/2031	85	106

Series D, GO, 5.00%, 8/1/2032	55	61

Series 2019F-1, GO, 5.00%, 8/1/2033	25	31

San Francisco Bay Area Rapid Transit District, Sales Tax

Series 2015A, Rev., 5.00%, 7/1/2025	510	571

Series 2015A, Rev., 5.00%, 7/1/2026	475	531

San Francisco City and County Airport Commission, San Francisco International Airport Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	207

San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2047	4,000	4,579

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

San Francisco City and County Public Utilities Commission Power Series 2021B, Rev., 4.00%, 11/1/2039	1,185	1,358

San Francisco Municipal Transportation Agency Series 2018B, Rev., 5.00%, 3/1/2028	60	70

San Joaquin County Transportation Authority, Measure K Sales Tax

Rev., 5.00%, 3/1/2023	20	21

Rev., 5.00%, 3/1/2026	40	46

Rev., 5.00%, 3/1/2031	2,185	2,533

Rev., 5.00%, 3/1/2032	2,000	2,319

Rev., 5.00%, 3/1/2033	750	869

San Joaquin Delta Community College District Series 2015A, GO, 5.00%, 8/1/2022	25	25

San Jose Unified School District GO, 5.00%, 8/1/2023	25	26

San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (b)	9,210	9,728

San Juan Unified School District, Election of 2012 Series 2019N, GO, 4.00%, 8/1/2025	125	136

San Luis Coastal Unified School District, Election of 2014

Series C, GO, 4.00%, 8/1/2025	25	27

Series A, GO, 5.00%, 8/1/2026	75	82

Series B, GO, 5.00%, 8/1/2026	75	87

San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	79

San Marcos Unified School District

GO, 5.00%, 8/1/2031	60	70

GO, 4.00%, 8/1/2033	25	28

San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	59

San Mateo Foster City School District, Election of 2008 Series 2012C, GO, 5.00%, 8/1/2022	25	25

San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	81

San Mateo Joint Powers Financing Authority, Youth Services Campus Series 2016A, Rev., 5.00%, 7/15/2027	25	29

San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2023 (b)	80	85

Santa Clara County Financing Authority Series 2016A, Rev., 5.00%, 11/15/2023	65	69

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Santa Clara County Financing Authority, County Facilities

Series 2019A, Rev., 5.00%, 5/1/2028	25	30

Series 2019A, Rev., 4.00%, 5/1/2034	55	63

Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	9,316

Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	28

Santa Clara Unified School District, Election of 2014

GO, 5.00%, 7/1/2022	35	35

GO, 5.00%, 7/1/2027	25	29

Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,611

Santa Clarita Community College District GO, 4.00%, 8/1/2022	25	25

Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program Series 2016B, Rev., 4.00%, 10/1/2026	75	84

Santa Cruz County Redevelopment Successor Agency Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	56

Santa Cruz Libraries Facilities Financing Authority, Special Tax Rev., 5.00%, 9/1/2026	150	173

Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax Series 2017A, Rev., 5.00%, 9/1/2024	280	304

Santa Margarita-Dana Point Authority, Water District Improvement District No. 2, 3

Series A, Rev., 5.00%, 8/1/2031	950	1,117

Series A, Rev., 5.00%, 8/1/2032	1,030	1,211

Series A, Rev., 5.00%, 8/1/2033	1,455	1,711

Santa Monica Community College District, Election of 2016

Series 2018A, GO, 5.00%, 8/1/2022	35	36

Series 2018A, GO, 4.00%, 8/1/2035	25	28

Santa Monica Public Financing Authority, City Services Building Project Rev., 5.00%, 7/1/2028	45	53

Santa Monica-Malibu Unified School District

Series 2016C, GO, 4.00%, 7/1/2024	30	32

GO, 5.00%, 8/1/2024	70	76

Santa Rosa High School District GO, 5.00%, 8/1/2022 (b)	40	41

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects Series 2017A, Rev., 5.00%, 8/1/2031	100	117

Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	111

Scotts Valley Unified School District GO, 5.00%, 8/1/2023	30	32

Sewerage Agency of Southern Marin Rev., 5.00%, 7/1/2022	25	25

Sierra View Local Health Care District

Rev., 4.00%, 7/1/2026	150	164

Rev., 5.00%, 7/1/2027	155	180

Rev., 5.00%, 7/1/2028	165	195

Rev., 5.00%, 7/1/2029	160	193

Rev., 5.00%, 7/1/2030	155	190

Simi Valley Unified School District

GO, 4.00%, 8/1/2022	25	25

GO, 5.00%, 8/1/2027	30	36

Simi Valley Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2022	30	30

Sonoma County Junior College District Series 2013A, GO, 5.00%, 8/1/2022	25	25

Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	28

South Orange County Public Financing Authority Rev., 5.00%, 4/1/2027	50	57

Southern California Water Replenishment District

Rev., 5.00%, 8/1/2023	25	26

Rev., 5.00%, 8/1/2026	75	85

Southwestern Community College District

Series 2016B, GO, 4.00%, 8/1/2023	35	37

Series 2016B, GO, 4.00%, 8/1/2025	50	54

Southwestern Community College District, Election of 2016 Series A, GO, 4.00%, 8/1/2038	1,000	1,117

State Center Community College District GO, 5.00%, 8/1/2030	40	45

State of California Department of Water Resources, Central Valley Project, Water System

Series AR, Rev., 5.00%, 12/1/2022	25	26

Series AX, Rev., 5.00%, 12/1/2022	35	36

Series BA, Rev., 5.00%, 12/1/2031	65	80

State of California, Various Purpose

GO, 5.13%, 4/1/2023	5	5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

GO, 4.00%, 12/1/2024	15	16

GO, 5.00%, 10/1/2025	40	45

GO, AMBAC, 5.00%, 2/1/2027	565	659

GO, 5.00%, 8/1/2030	24,000	26,420

GO, 4.00%, 9/1/2033	1,340	1,480

Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2022	35	36

Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2028	25	29

Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 GO, 5.00%, 6/1/2022	25	25

Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	59

University of California

Series 2013 AF, Rev., 5.00%, 5/15/2023 (b)	60	63

Series 2017AY, Rev., 5.00%, 5/15/2028	55	64

Series 2018AZ, Rev., 5.00%, 5/15/2029	30	36

Series 2018AZ, Rev., 5.00%, 5/15/2031	35	42

Series 2019BB, Rev., 5.00%, 5/15/2033	20	25

Series 2018AZ, Rev., 5.00%, 5/15/2034	25	30

University of California, Limited Project

Series 2015-I, Rev., 5.00%, 5/15/2023	30	31

Series 2017M, Rev., 5.00%, 5/15/2036	25	29

Val Verde Unified School District, Election of 2020 Series 2020A, GO, 4.00%, 8/1/2035	250	282

Ventura County Community College District GO, 5.00%, 8/1/2022	25	25

Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	64

Vista Joint Powers Financing Authority Rev., 5.25%, 5/1/2037	100	111

Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	60	61

West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	25

West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2022	45	45

West Valley-Mission Community College District, Election of 2012, Tax Exempt

GO, 5.00%, 8/1/2027	40	44

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2015B, GO, 5.00%, 8/1/2027	40	45

Westside Union School District, 2012 Election Series A, GO, 4.00%, 8/1/2022	25	25

Whittier Union High School District Series 2014B, GO, 4.00%, 8/1/2022	30	30

Wiseburn School District Series 2016A, GO, 5.00%, 8/1/2031	50	57

Yuba City Unified School District, School Facilities Project COP, AGM, 4.00%, 10/1/2025	1,100	1,193

Total California		442,894

Colorado — 2.5%

Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	50	52

Adams 12 Five Star Schools, The City & County of Broomfield

GO, 5.50%, 12/15/2030	1,400	1,749

GO, 5.50%, 12/15/2032	625	780

Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	28

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.50%, 12/1/2028	40	50

Series 2019A, GO, 5.50%, 12/1/2029	25	31

Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	57

Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2016A, GO, 5.00%, 12/15/2028	5,000	5,630

Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (d)	550	587

Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, Rev., 3.75%, 12/1/2040	1,325	1,192

City and County of Broomfield COP, 5.00%, 12/1/2025	30	34

City and County of Denver, Airport System

Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	26

Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,157

Series 2017B, Rev., 5.00%, 11/15/2033	25	29

Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	3,288

City of Aurora, First Lien Water Rev., 5.00%, 8/1/2024	15	16

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

City of Colorado Springs, Utilities System Improvement Series A-1, Rev., 5.00%, 11/15/2023	30	32

City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	165

City of Englewood

GO, 5.00%, 12/1/2025	45	51

GO, 5.00%, 12/1/2029	15	18

Clear Creek Transit Metropolitan District No. 2, Limited Tax

Series 2021A, GO, 5.00%, 12/1/2041	575	598

Series 2021A, GO, 5.00%, 12/1/2050	500	514

Colorado Crossing Metropolitan District No. 2, Limited Tax

Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,078

Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,066

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project

Rev., 4.00%, 5/1/2027	30	32

Rev., 4.00%, 5/1/2029	35	38

Rev., 4.00%, 5/1/2031	30	32

Rev., 4.00%, 5/1/2041	85	90

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project

Rev., 4.00%, 12/1/2030 (d)	595	599

Rev., 5.00%, 12/1/2040 (d)	555	584

Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,489

Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Rev., 5.00%, 11/15/2028	30	34

Colorado Health Facilities Authority, Boulder Community Health Project

Rev., 5.00%, 10/1/2033	1,000	1,222

Rev., 5.00%, 10/1/2034	1,100	1,340

Rev., 4.00%, 10/1/2035	725	811

Rev., 4.00%, 10/1/2037	400	446

Rev., 4.00%, 10/1/2038	300	334

Rev., 4.00%, 10/1/2039	270	300

Rev., 4.00%, 10/1/2040	300	333

Colorado Health Facilities Authority, Commonspirit Health

Series 2019A-1, Rev., 5.00%, 8/1/2031	2,500	2,967

Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,187

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Series 2019A-1, Rev., 5.00%, 8/1/2032	2,030	2,403

Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,367

Series 2019A-1, Rev., 5.00%, 8/1/2034	1,865	2,201

Series 2019A-2, Rev., 5.00%, 8/1/2034	2,000	2,360

Series 2019A-1, Rev., 5.00%, 8/1/2035	2,500	2,948

Series 2019A-2, Rev., 5.00%, 8/1/2035	2,000	2,358

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project

Series 2015A, Rev., 3.00%, 9/1/2024	235	243

Series 2020A, Rev., 4.00%, 9/1/2045	1,000	1,084

Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2035	4,500	4,839

Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	1,155	1,143

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	2,400	2,430

Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	35

Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	45

County of Adams

COP, 5.00%, 12/1/2031	1,100	1,235

COP, 5.00%, 12/1/2034	500	560

County of Eagle COP, 5.00%, 12/1/2028	25	28

County of Gunnison COP, 4.00%, 12/1/2033	50	57

County of Pueblo, Community Improvement Projects COP, 5.00%, 12/1/2026	50	58

Dawson Ridge Metropolitan District No. 1, Limited Tax Series 1992-A, GO, Zero Coupon, 10/1/2022 (b)	10,000	9,951

Debeque School District No. 49JT GO, 4.00%, 12/1/2024	10	11

Denver Health and Hospital Authority

Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,193

Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,663

Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,579

Series 2019A, Rev., 5.00%, 12/1/2033	1,100	1,305

Douglas County School District No. Re-1 Douglas and Elbert Counties GO, 5.00%, 12/15/2028	20	24

Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	203

El Paso County School District No. 3 Widefield GO, 5.00%, 12/1/2034	50	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	29

Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	297

Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	6

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	2,970

Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	229

Peak Metropolitan District No. 1

Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	509

Series A, GO, 5.00%, 12/1/2041 (d)	500	528

Series A, GO, 5.00%, 12/1/2051 (d)	550	571

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	788

Regional Transportation District, Denver Transit Partners

Rev., 5.00%, 7/15/2031	500	608

Rev., 5.00%, 1/15/2032	700	850

Rev., 4.00%, 7/15/2033	1,935	2,219

Rev., 4.00%, 7/15/2034	1,000	1,120

Rev., 4.00%, 7/15/2035	1,000	1,118

Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	435

Rocky Mountain Rail Park Metropolitan District, Limited Tax

Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	750

Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	735

State of Colorado Series 2018A, COP, 4.00%, 12/15/2034	75	85

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement

COP, 5.00%, 6/15/2023	45	47

COP, 5.00%, 6/15/2041	1,500	1,671

State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	90

Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,415

University of Colorado, Enterprise System

Series 2013A, Rev., 5.00%, 6/1/2023	25	26

Series 2014A, Rev., 5.00%, 6/1/2024 (b)	60	65

Series 2015A, Rev., 5.00%, 6/1/2025 (b)	25	28

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Series 2019B, Rev., 5.00%, 6/1/2028	25	30

Series 2017A-1, Rev., 4.00%, 6/1/2032	25	28

University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	279

Verve Metropolitan District No. 1

GO, 5.00%, 12/1/2036	500	538

GO, 5.00%, 12/1/2041	1,125	1,201

Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	50

Windler Public Improvement Authority, Limited Tax

Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	527

Series 2021 A-1, Rev., 4.00%, 12/1/2036	7,500	7,233

Series 2021 A-1, Rev., 4.00%, 12/1/2041	6,750	6,345

Total Colorado		111,867

Connecticut — 1.3%

City of Derby Series 2019A, GO, 5.00%, 8/1/2027	15	18

City of Milford Series 2014B, GO, 4.00%, 11/1/2026	50	54

City of Stamford, Water Pollution Control System and Facility

Series 2013A, Rev., 5.50%, 8/15/2023	100	106

Series 2013A, Rev., 5.00%, 8/15/2024	100	106

Series 2013A, Rev., 5.00%, 8/15/2025	350	370

Series 2013A, Rev., 5.00%, 8/15/2026	150	158

Series 2013A, Rev., 5.00%, 8/15/2027	250	264

Series 2013A, Rev., 5.00%, 8/15/2029	300	316

Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,409

Connecticut State Health and Educational Facilities Authority, McLean

Series 2020A, Rev., 5.00%, 1/1/2030 (d)	250	275

Series 2020A, Rev., 5.00%, 1/1/2045 (d)	500	538

Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2033	2,630	3,061

Connecticut State Health and Educational Facilities Authority, Sacred Heart University

Series K, Rev., 5.00%, 7/1/2032	700	850

Series K, Rev., 5.00%, 7/1/2033	625	758

Series K, Rev., 5.00%, 7/1/2034	725	878

Series K, Rev., 5.00%, 7/1/2035	525	635

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — continued

Series K, Rev., 5.00%, 7/1/2036	1,000	1,209

Series K, Rev., 5.00%, 7/1/2037	1,750	2,113

Series K, Rev., 5.00%, 7/1/2038	2,750	3,313

Series K, Rev., 5.00%, 7/1/2040	1,600	1,921

Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,489

State of Connecticut

Series 2017A, GO, 5.00%, 4/15/2024	160	173

Series 2019A, GO, 5.00%, 4/15/2028	4,700	5,624

Series 2019A, GO, 5.00%, 4/15/2030	4,000	4,864

Series 2014A, GO, 4.00%, 3/1/2034	40	42

Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,168

Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,500

Series 2016A, GO, 4.00%, 3/15/2036	60	65

Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,774

Series 2017A, GO, 4.00%, 4/15/2037	460	506

Series 2019A, GO, 4.00%, 4/15/2038	3,625	4,082

State of Connecticut Clean Water Fund, State Revolving Fund

Series 2017A, Rev., 4.00%, 5/1/2023	20	21

Series 2015A, Rev., 5.00%, 3/1/2024	70	75

Series 2015A, Rev., 5.00%, 3/1/2025	170	189

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,589

Series 2013A, Rev., 5.00%, 10/1/2029	25	26

Series A, Rev., 5.00%, 9/1/2030	2,000	2,174

Series 2016A, Rev., 5.00%, 9/1/2031	25	29

Series 2015A, Rev., 5.00%, 8/1/2032	15	17

Steel Point Infrastructure Improvement District, Steelpointe Harbor Project

Rev., 4.00%, 4/1/2031 (d)	300	310

Rev., 4.00%, 4/1/2036 (d)	485	495

Rev., 4.00%, 4/1/2041 (d)	550	557

Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	56

Total Connecticut		59,177

Delaware — 0.3%

Delaware State Economic Development Authority, Newark Charter School, Inc., Project

Rev., 4.00%, 9/1/2023	355	368

Rev., 4.00%, 9/1/2025	385	411

Rev., 4.00%, 9/1/2030	530	579

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — continued

Rev., 5.00%, 9/1/2040	1,550	1,824

Rev., 5.00%, 9/1/2050	600	696

Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	5,000	5,685

Delaware Transportation Authority, Transportation System

Rev., 5.00%, 7/1/2023	40	42

Rev., 5.00%, 7/1/2025	25	28

Rev., 5.00%, 7/1/2026	25	29

State of Delaware Series 2019A, GO, 5.00%, 10/1/2022	45	46

University of Delaware

Rev., 5.00%, 11/1/2035	525	640

Rev., 5.00%, 11/1/2039	875	1,061

Total Delaware		11,409

District of Columbia — 1.1%

District of Columbia

Series 2015A, GO, 5.00%, 6/1/2027	50	56

Series 2018A, GO, 5.00%, 6/1/2027	25	29

Series D, GO, 5.00%, 6/1/2028	1,500	1,763

Series 2016A, GO, 5.00%, 6/1/2029	25	29

Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,463

Series D, GO, 5.00%, 6/1/2030	3,750	4,351

Series D, GO, 5.00%, 6/1/2031	50	58

Series 2015A, GO, 5.00%, 6/1/2035	7,175	7,958

Series 2015A, GO, 5.00%, 6/1/2036	4,200	4,657

District of Columbia, Income Tax

Series 2012C, Rev., 4.00%, 12/1/2022	20	20

Series 2012A, Rev., 5.00%, 12/1/2022	20	21

Series 2019C, Rev., 5.00%, 10/1/2031	35	43

Series 2020A, Rev., 5.00%, 3/1/2038	70	86

Series 2020A, Rev., 5.00%, 3/1/2040	210	258

District of Columbia, Kipp DC Project

Rev., 5.00%, 7/1/2023	100	105

Rev., 5.00%, 7/1/2024	100	107

Rev., 5.00%, 7/1/2025	180	198

Series 2017A, Rev., 5.00%, 7/1/2025	100	110

Rev., 5.00%, 7/1/2026	185	208

Rev., 5.00%, 7/1/2027	115	132

Rev., 5.00%, 7/1/2028	250	291

Rev., 5.00%, 7/1/2029	255	302

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	112

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — continued

Metropolitan Washington Airports Authority Aviation

Series 2019B, Rev., 5.00%, 10/1/2027	75	89

Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	207

Series 2021A, Rev., AMT, 5.00%, 10/1/2032	650	799

Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	547

Washington Convention and Sports Authority, Senior Lien Dedicated Tax

Series 2018A, Rev., 5.00%, 10/1/2025	1,750	1,966

Series 2018A, Rev., 5.00%, 10/1/2026	5,005	5,776

Series 2018A, Rev., 5.00%, 10/1/2027	4,620	5,449

Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,735

Series 2018A, Rev., 5.00%, 10/1/2029	2,690	3,141

Washington Metropolitan Area Transit Authority

Series B, Rev., 5.00%, 7/1/2029	5	6

Series 2017B, Rev., 5.00%, 7/1/2030	50	58

Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,055

Rev., 5.00%, 7/1/2034	5	6

Series 2017B, Rev., 5.00%, 7/1/2034	75	87

Total District of Columbia		51,278

Florida — 3.7%

Bay County School Board

Series 2020A, COP, AGM, 5.00%, 7/1/2032	825	1,022

Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	835

Series 2020A, COP, AGM, 5.00%, 7/1/2034	1,000	1,230

Brevard County Health Facilities Authority, Health First, Inc., Project

Rev., 5.00%, 4/1/2022	1,000	1,004

Rev., 5.00%, 4/1/2024	1,400	1,507

Broward County, Water and Sewer Utility Series B, Rev., 5.00%, 10/1/2025	35	39

Capital Projects Finance Authority, Capital Projects Loan Program — Florida Universities

Series 2020A-1, Rev., 5.00%, 10/1/2024	550	593

Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,102

Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,123

Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,143

Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,159

Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,463

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Capital Trust Agency, Inc., Sustainability Bonds — The Marie Rev., 4.00%, 6/15/2031 (d)	250	250

Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (d)	500	515

City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	140

City of Jacksonville

Series 2016A, Rev., 5.00%, 10/1/2027	100	116

Series 2022A, Rev., 5.00%, 10/1/2029 (f)	1,670	1,988

Series 2022A, Rev., 5.00%, 10/1/2030 (f)	1,815	2,201

City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project

Rev., 4.00%, 11/1/2036	500	556

Rev., 4.00%, 11/1/2037	1,040	1,156

Rev., 4.00%, 11/1/2038	1,085	1,204

Rev., 4.00%, 11/1/2039	1,650	1,827

Rev., 4.00%, 11/1/2040	2,170	2,400

City of Pompano Beach

GO, 5.00%, 7/1/2023	30	32

GO, 5.00%, 7/1/2030	110	133

City of Pompano Beach, John Knox Village Project

Series 2021B-2, Rev., 1.45%, 1/1/2027	1,100	1,042

Rev., 3.50%, 9/1/2030	1,900	1,950

Rev., 3.50%, 9/1/2035	2,250	2,277

Series 2021A, Rev., 4.00%, 9/1/2036	935	988

City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	50	53

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 5.00%, 7/1/2026	100	114

Series 2020B, Rev., 5.00%, 7/1/2027	125	146

Series 2020B, Rev., 5.00%, 7/1/2028	230	275

Series 2020B, Rev., 5.00%, 7/1/2029	225	274

Series 2020B, Rev., 5.00%, 7/1/2030	250	309

Series 2020B, Rev., 5.00%, 7/1/2031	325	397

Series 2020B, Rev., 5.00%, 7/1/2032	250	304

Series 2020B, Rev., 5.00%, 7/1/2033	250	303

Series 2020B, Rev., 5.00%, 7/1/2034	300	363

Series 2020B, Rev., 5.00%, 7/1/2035	300	362

Series 2020B, Rev., 5.00%, 7/1/2036	500	602

Series 2020B, Rev., 4.00%, 7/1/2038	185	206

Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,782

Series 2020B, Rev., 5.00%, 7/1/2040	2,340	2,783

Series 2020B, Rev., 4.00%, 7/1/2045	7,400	8,064

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	29

County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	2,137

County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	42

County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	17

County of Lee

Series 2021A, Rev., AMT, 5.00%, 10/1/2030	6,095	7,370

Series 2021A, Rev., AMT, 5.00%, 10/1/2031	5,550	6,809

County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	206

County of Manatee Rev., 5.00%, 10/1/2026	25	27

County of Manatee, Public Utilities

Rev., 5.00%, 10/1/2028	535	637

Rev., 5.00%, 10/1/2031	815	962

County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	25	25

County of Miami-Dade, Aviation System

Rev., AMT, 5.00%, 10/1/2028	1,500	1,622

Rev., 5.00%, 10/1/2029	900	1,028

Series B, Rev., 5.00%, 10/1/2029	1,250	1,354

County of Miami-Dade, Building Better Communities Program

Series 2016A, GO, 5.00%, 7/1/2033	2,835	3,246

Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,126

County of Miami-Dade, Capital Asset Acquisition Series 2019B, Rev., 5.00%, 4/1/2040	45	54

County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	3,000	3,671

County of Miami-Dade, Subordinate Special Obligation Rev., 5.00%, 10/1/2028	120	138

County of Miami-Dade, Transit System, Sales Surtax

Rev., 5.00%, 7/1/2022	90	91

Rev., 4.00%, 7/1/2034	35	38

Rev., 5.00%, 7/1/2034	475	583

County of Miami-Dade, Water and Sewer System

Rev., 5.00%, 10/1/2033	25	30

Series 2017A, Rev., 4.00%, 10/1/2037	40	45

Series 2017A, Rev., 4.00%, 10/1/2039	50	56

Series 2019B, Rev., 5.00%, 10/1/2044	40	48

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	565

County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,743

County of Polk, Utility System Rev., 5.00%, 10/1/2030	50	63

County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2023 (b)	25	27

County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	42

East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2023	40	42

Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	4,245

Florida Atlantic University Finance Corp., Student Housing Project

Series 2019A, Rev., 5.00%, 7/1/2027	430	501

Series 2019B, Rev., 5.00%, 7/1/2032	1,715	2,044

Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,756

Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	48

Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	23

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project

Series 2020C, Rev., 4.00%, 9/15/2030 (d)	235	246

Series 2020C, Rev., 5.00%, 9/15/2040 (d)	525	568

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 2.63%, 12/15/2024 (d)	275	275

Series A, Rev., 4.00%, 12/15/2029 (d)	265	280

Series A, Rev., 5.00%, 12/15/2039 (d)	305	341

Florida Development Finance Corp., Mater Academy Project

Series 2020A, Rev., 4.00%, 6/15/2025	455	484

Series 2020A, Rev., 5.00%, 6/15/2026	370	413

Series 2020A, Rev., 5.00%, 6/15/2027	390	444

Series 2020A, Rev., 5.00%, 6/15/2028	410	465

Series 2020A, Rev., 5.00%, 6/15/2029	400	452

Series 2020A, Rev., 5.00%, 6/15/2030	375	423

Series 2020A, Rev., 5.00%, 6/15/2035	1,000	1,120

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Development Finance Corp., The Mayflower Retirement Community Project

Series 2021B2, Rev., 1.75%, 6/1/2026 (d)	925	893

Series 2021B1, Rev., 2.38%, 6/1/2027 (d)	730	709

Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	140

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology

Rev., 5.00%, 10/1/2022	110	112

Rev., 5.00%, 10/1/2023	125	132

Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	2,142

Halifax Hospital Medical Center Rev., 5.00%, 6/1/2022	25	25

Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	177

JEA Electric System

Series D, Rev., 5.00%, 4/1/2023 (b)	10	10

Series A, Rev., 5.00%, 10/1/2023 (b)	1,395	1,480

Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	53

Lee County School Board (The) Series 2016A, COP, 5.00%, 8/1/2035	25	28

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	3,995

Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,018

Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	53

Miami-Dade County Health Facilities Authority, Niklaus Children’s Hospital Series 2021A, Rev., 4.00%, 8/1/2051	5,000	5,493

Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	46

Orlando Utilities Commission, Utility System Series 2012A, Rev., 5.00%, 10/1/2023	25	27

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020B, Rev., 4.00%, 11/15/2041	250	277

Series 2020B, Rev., 5.00%, 11/15/2042	500	580

Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion

Rev., 2.63%, 6/1/2025	4,185	4,167

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Rev., 4.00%, 6/1/2026 (f)	300	310

Rev., 3.00%, 6/1/2027	7,780	7,754

Rev., 4.00%, 6/1/2031 (f)	1,250	1,265

Rev., 4.00%, 6/1/2036 (f)	1,600	1,602

Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	19,125

Pinellas County Educational Facilities Authority, Discovery Academy of Science Project Series 2022A, Rev., 4.00%, 6/1/2036 (d)	1,660	1,670

School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	77

School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	43

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning

Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155	165

Series 2021A, Rev., 4.00%, 6/15/2041 (d)	215	225

South Florida Water Management District COP, 5.00%, 10/1/2036	125	141

St. Johns County Industrial Development Authority, Vicar’s Landing Project

Series 2021A, Rev., 4.00%, 12/15/2025	180	189

Series 2021A, Rev., 4.00%, 12/15/2026	185	195

Series 2021A, Rev., 4.00%, 12/15/2027	215	227

Series 2021A, Rev., 4.00%, 12/15/2028	200	211

Series 2021A, Rev., 4.00%, 12/15/2030	200	211

Series 2021A, Rev., 4.00%, 12/15/2031	205	216

Series 2021A, Rev., 4.00%, 12/15/2036	500	518

Series 2021A, Rev., 4.00%, 12/15/2041	375	383

State of Florida Board of Education, Public Education Capital Outlay

Series 2012C, GO, 5.00%, 6/1/2023	40	40

Series 2015F, GO, 5.00%, 6/1/2026	25	28

State of Florida Department of Education

Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,110

Series 2018A, Rev., 5.00%, 7/1/2025	2,375	2,644

Series 2018A, Rev., 5.00%, 7/1/2026	3,385	3,869

State of Florida Department of Transportation Turnpike System

Series 2013A, Rev., 5.00%, 7/1/2022	35	36

Series 2013B, Rev., 5.00%, 7/1/2022	75	75

Series 2013A, Rev., 5.00%, 7/1/2023	30	32

Series 2016A, Rev., 5.00%, 7/1/2023	20	21

Series 2019A, Rev., 5.00%, 7/1/2024	25	27

Tohopekaliga Water Authority, Utility System

Rev., 4.00%, 10/1/2022	25	25

Rev., 4.00%, 10/1/2034	30	34

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project

Series 2020A, Rev., 4.00%, 10/15/2035	400	444

Series 2020A, Rev., 4.00%, 10/15/2036	500	553

Wildwood Utility Dependent District, South Sumter Utility Project

Rev., 5.00%, 10/1/2028	150	179

Rev., 5.00%, 10/1/2029	150	182

Rev., 5.00%, 10/1/2031	250	312

Total Florida		168,028

Georgia — 1.9%

Albany-Dougherty Inner City Authority, State University Projects

Rev., 5.00%, 7/1/2029	1,050	1,257

Rev., 5.00%, 7/1/2030	1,155	1,399

Rev., 5.00%, 7/1/2031	425	513

Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2028	300	365

Cherokee County Board of Education, School System

GO, 5.00%, 8/1/2031	725	832

GO, 5.00%, 8/1/2032	750	861

GO, 5.00%, 8/1/2033	690	792

Cherokee County Water and Sewer Authority Rev., 5.00%, 8/1/2032	25	29

City of Atlanta, Water and Wastewater

Series 2013B, Rev., 5.00%, 11/1/2023	30	32

Rev., 5.00%, 11/1/2029	2,110	2,350

Rev., 5.00%, 11/1/2030	4,250	4,729

City of Bainbridge, Combined Utility Revenue

Rev., 4.00%, 12/1/2032	270	317

Rev., 4.00%, 12/1/2034	600	703

Rev., 4.00%, 12/1/2035	1,270	1,487

Rev., 4.00%, 12/1/2037	1,360	1,590

City of Columbus, Water and Sewerage

Series 2014A, Rev., 5.00%, 5/1/2027	445	480

Series 2014A, Rev., 5.00%, 5/1/2028	595	641

Rev., 5.00%, 5/1/2031	280	319

Rev., 5.00%, 5/1/2034	350	399

Rev., 5.00%, 5/1/2035	350	398

Clayton County Development Authority, Clayton State University

Rev., 5.00%, 7/1/2029	175	212

Rev., 5.00%, 7/1/2030	200	245

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Rev., 5.00%, 7/1/2031	175	217

Rev., 5.00%, 7/1/2032	205	254

Rev., 5.00%, 7/1/2033	250	310

Rev., 5.00%, 7/1/2035	270	335

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project

Series 2020A, Rev., 4.00%, 4/1/2032	400	448

Series 2020A, Rev., 4.00%, 4/1/2033	500	560

Series 2020A, Rev., 4.00%, 4/1/2034	350	392

Series 2020A, Rev., 4.00%, 4/1/2035	250	279

Series 2020A, Rev., 4.00%, 4/1/2036	505	564

Series 2020A, Rev., 3.00%, 4/1/2037	700	716

Series 2020A, Rev., 4.00%, 4/1/2039	475	528

Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,761

County of DeKalb, Water and Sewerage

Series B, Rev., 5.25%, 10/1/2022	4,810	4,937

Series B, Rev., 5.25%, 10/1/2023	8,660	9,228

Series 2006B, Rev., 5.25%, 10/1/2026	5,500	6,428

DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	61

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	133

George L Smith II Congress Center Authority, Convention Center Hotel First

Series 2021A, Rev., 2.38%, 1/1/2031	500	465

Series 2021A, Rev., 4.00%, 1/1/2036	500	513

George L Smith II Congress Center Authority, Convention Center Hotel Second

Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,104

Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	1,043

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects

Rev., 5.00%, 6/15/2023	645	678

Rev., 5.00%, 6/15/2024	580	627

Rev., 5.00%, 6/15/2025	650	722

Rev., 5.00%, 6/15/2026	500	569

Rev., 5.00%, 6/15/2027	500	582

Rev., 5.00%, 6/15/2028	500	594

Rev., 5.00%, 6/15/2029	500	604

Rev., 5.00%, 6/15/2030	500	602

Rev., 5.00%, 6/15/2031	800	961

Rev., 3.00%, 6/15/2032	1,175	1,239

Rev., 5.00%, 6/15/2033	1,660	1,993

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Georgia — continued

Rev., 5.00%, 6/15/2034	1,125	1,350

Rev., 5.00%, 6/15/2035	1,250	1,499

Rev., 4.00%, 6/15/2036	1,000	1,125

Rev., 4.00%, 6/15/2037	1,500	1,686

Rev., 4.00%, 6/15/2039	1,785	1,995

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project

Rev., 4.00%, 8/1/2035	500	567

Rev., 4.00%, 8/1/2036	375	425

Rev., 4.00%, 8/1/2037	495	560

Henry County, Water and Sewerage Authority

Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,047

Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2029	25	31

Main Street Natural Gas, Inc., Gas Supply

Series 2021C, Rev., 4.00%, 12/1/2026	1,300	1,421

Series 2021C, Rev., 4.00%, 12/1/2027	1,225	1,357

Newton County School District Series 2012A, GO, 5.00%, 4/1/2022	40	40

Polk County School District, Sales Tax GO, 5.00%, 3/1/2025	360	399

Private Colleges and Universities Authority, Emory University

Series 2019A, Rev., 5.00%, 9/1/2028	40	48

Series 2013A, Rev., 5.00%, 10/1/2043	2,005	2,121

State of Georgia

Series E, GO, 5.00%, 12/1/2023	20	21

Series A-2, GO, 5.00%, 2/1/2029	5,020	5,860

Total Georgia		85,949

Hawaii — 0.5%

City and County Honolulu, Wastewater System Series 2019A, Rev., 4.00%, 7/1/2025	25	27

City and County of Honolulu

Series 2019D, GO, 5.00%, 8/1/2023	20	21

Series 2017D, GO, 5.00%, 9/1/2023	20	21

Series B, GO, 5.00%, 10/1/2027	8,695	9,778

Series C, GO, 5.00%, 10/1/2027	3,000	3,373

State of Hawaii

Series FE, GO, 5.00%, 10/1/2027	1,315	1,525

Series FG, GO, 5.00%, 10/1/2028	2,500	2,892

Series FW, GO, 5.00%, 1/1/2032	5,000	6,059

Total Hawaii		23,696

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Idaho — 0.2%

Idaho Housing and Finance Association, Federal Highway Trust

Series A, Rev., 5.00%, 7/15/2025	2,550	2,848

Series A, Rev., 5.00%, 7/15/2026	4,800	5,507

Total Idaho		8,355

Illinois — 5.0%

Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	344

City of Altamont, Electric Ars Series 2019B, GO, 3.00%, 1/1/2024	35	36

City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	102

City of Chicago, Waterworks, Second Lien

Rev., 5.00%, 11/1/2022	600	616

Rev., 5.00%, 11/1/2027	1,000	1,089

Rev., 5.00%, 11/1/2030	500	541

City of Decatur GO, AGM, 5.00%, 3/1/2028	15	16

City of Rockford, Sales Tax

GO, 4.00%, 12/15/2027	255	285

GO, 4.00%, 12/15/2029	515	589

GO, 4.00%, 12/15/2030	360	407

City of Springfield, Electric System, Senior Lien

Rev., 5.00%, 3/1/2027	4,500	4,944

Rev., 5.00%, 3/1/2028	4,000	4,390

Rev., AGM, 3.50%, 3/1/2030	3,500	3,642

Cook County School District No. 111 Burbank GO, AGM, 4.00%, 12/1/2035	50	55

Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2024	15	16

County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	4,253

County of Du Page, Courthouse Project

GO, 5.00%, 1/1/2028	255	290

GO, 5.00%, 1/1/2029	730	830

County of Will GO, 4.00%, 11/15/2036	60	65

Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2023	25	26

DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale

Rev., 5.00%, 12/1/2025	25	28

Series 2018A, GO, 4.00%, 1/15/2032	25	27

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	34

DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	28

Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group

Series 2013A, Rev., 5.00%, 6/1/2023	20	21

Rev., 4.13%, 5/1/2025 (b)	5	5

Rev., 4.13%, 5/1/2025	5	5

Rev., 4.13%, 5/1/2045	30	32

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	97

Illinois Finance Authority, Plymouth Place, Inc.

Series 2021A, Rev., 5.00%, 5/15/2032	140	158

Series 2021A, Rev., 5.00%, 5/15/2033	145	162

Series 2021A, Rev., 5.00%, 5/15/2034	300	335

Series 2021A, Rev., 5.00%, 5/15/2035	315	350

Series 2021A, Rev., 5.00%, 5/15/2036	325	359

Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	49

Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,095

Illinois Finance Authority, Social Bonds-Learn Chapter School Project

Rev., 4.00%, 11/1/2026	75	81

Rev., 4.00%, 11/1/2027	75	81

Rev., 4.00%, 11/1/2028	120	131

Rev., 4.00%, 11/1/2029	120	131

Rev., 4.00%, 11/1/2030	130	143

Rev., 4.00%, 11/1/2031	130	144

Rev., 4.00%, 11/1/2041	375	408

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	442

Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	45

Illinois Sports Facilities Authority (The), State Tax

Rev., 5.00%, 6/15/2028	2,000	2,371

Rev., 5.00%, 6/15/2029	2,500	3,020

Rev., 5.00%, 6/15/2030	1,500	1,785

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2028	25	30

Series 2015B, Rev., 5.00%, 1/1/2029	35	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Series 2016B, Rev., 5.00%, 1/1/2030	30	34

Series 2019C, Rev., 5.00%, 1/1/2031	11,050	13,608

Series 2016A, Rev., 5.00%, 12/1/2031	30	34

Kane Cook and DuPage Counties School District No. U-46 Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,812

Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	23

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	74

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	74

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	46

Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	85

Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	112

Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	129

Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	146

Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	258

Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	312

Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	280

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2030	730	823

GO, AGM, 4.00%, 2/1/2031	830	932

GO, AGM, 4.00%, 2/1/2032	535	600

GO, AGM, 4.00%, 2/1/2033	500	560

McHenry County Community Consolidated School District No. 47 Crystal Lake Rev., 4.00%, 2/1/2028	25	28

Northern Illinois University, Auxiliary Facilities System

Series 2020B, Rev., 5.00%, 4/1/2027	550	632

Series 2020B, Rev., 5.00%, 4/1/2028	650	760

Series 2020B, Rev., 5.00%, 4/1/2029	425	506

Series 2020B, Rev., 5.00%, 4/1/2030	250	302

Series 2020B, Rev., 5.00%, 4/1/2032	650	782

Series 2020B, Rev., 5.00%, 4/1/2033	675	811

Series 2020B, Rev., 5.00%, 4/1/2034	475	570

Regional Transportation Authority Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2029	55	70

Sales Tax Securitization Corp.

Series 2017A, Rev., 5.00%, 1/1/2027	90	104

Series C, Rev., 5.50%, 1/1/2030	18,250	22,269

Series C, Rev., 5.50%, 1/1/2031	26,360	32,062

Series C, Rev., 5.25%, 1/1/2034	22,520	26,900

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625	765

State of Illinois

GO, 5.00%, 5/1/2022	160	161

Series 2018A, GO, 5.00%, 10/1/2022	180	184

GO, 5.00%, 3/1/2023	10	10

GO, 5.00%, 5/1/2023	120	125

Series 2018A, GO, 4.00%, 5/1/2024	50	53

Series D, GO, 5.00%, 11/1/2024	15,715	17,125

GO, 5.00%, 1/1/2025	700	766

GO, 5.00%, 3/1/2025	5,600	5,619

GO, 5.00%, 8/1/2025	25	25

GO, 5.00%, 2/1/2026	4,900	5,463

GO, 5.00%, 3/1/2026	5,910	5,931

Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,849

GO, 5.00%, 6/1/2027	25	28

GO, 5.00%, 1/1/2028	150	167

GO, 4.13%, 3/1/2028	30	30

GO, 4.50%, 2/1/2029	450	474

Series 2018A, GO, 5.00%, 5/1/2030	35	40

GO, 4.13%, 11/1/2031	40	43

GO, 4.00%, 6/1/2032	100	106

Series 2020B, GO, 4.00%, 10/1/2033	3,990	4,334

Series 2021B, GO, 5.00%, 12/1/2033	7,000	8,387

Series 2021A, GO, 5.00%, 3/1/2036	2,860	3,367

Series 2021A, GO, 4.00%, 3/1/2038	2,250	2,435

GO, 5.00%, 2/1/2039	2,255	2,377

Series 2021A, GO, 4.00%, 3/1/2039	3,495	3,775

Series 2021A, GO, 4.00%, 3/1/2041	2,200	2,365

Series 2020C, GO, 4.00%, 10/1/2041	1,325	1,418

Series 2020C, GO, 4.00%, 10/1/2042	2,825	3,022

State of Illinois, Sales Tax

Rev., 5.00%, 6/15/2023	40	42

Series D, Rev., 5.00%, 6/15/2024	40	43

Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	164

Village of Bolingbrook, Capital Appreciation Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	2,171

Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1

Rev., AGM, 4.00%, 3/1/2026	620	675

Rev., AGM, 4.00%, 3/1/2027	375	415

Rev., AGM, 4.00%, 3/1/2028	1,000	1,113

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Village of Westmont GO, 4.00%, 1/1/2027	45	50

Will County Community Unit School District No. 365-U Valley View

GO, 4.00%, 1/1/2030	975	1,063

GO, 4.00%, 1/1/2033	1,000	1,087

GO, 3.00%, 7/1/2036	1,700	1,757

Will County Forest Preservation District, Limited Tax

GO, 5.00%, 12/15/2031	500	622

GO, 5.00%, 12/15/2032	500	621

GO, 5.00%, 12/15/2033	710	881

GO, 5.00%, 12/15/2034	915	1,135

Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	45

Total Illinois		226,238

Indiana — 1.4%

Beech Grove Central School Building Corp., Unlimited Tax Series 2021A, Rev., 4.00%, 7/15/2034	160	185

Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2028	10	12

Carmel Redevelopment Authority, Option Income Tax Lease Rental Series 2014B, Rev., 5.00%, 7/1/2023	25	26

City of Fishers Series 2018C, GO, 5.00%, 1/1/2026	40	45

City of Franklin, Otterbeit Homes

Series B, Rev., 5.00%, 7/1/2025	1,500	1,663

Series B, Rev., 5.00%, 7/1/2027	500	577

Series B, Rev., 5.00%, 7/1/2030	670	800

Series B, Rev., 5.00%, 7/1/2032	735	872

Series B, Rev., 4.00%, 7/1/2034	805	889

Series B, Rev., 4.00%, 7/1/2035	685	755

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	684

City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	4,448

City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	12,048

City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	1,550	1,424

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2038	25	29

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project

Rev., 5.00%, 8/1/2024	1,095	1,171

Rev., 5.00%, 2/1/2025	500	534

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2033	245	271

Rev., 4.00%, 1/15/2035	550	603

Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2026	30	34

Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2029	65	74

Huntington Countywide School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2035	35	42

Indiana Bond Bank, Hamilton County Projects

Series 2019B, Rev., Zero Coupon, 7/15/2024	220	213

Series 2019B, Rev., Zero Coupon, 1/15/2025	200	191

Series 2019B, Rev., Zero Coupon, 7/15/2025	450	426

Series 2019B, Rev., Zero Coupon, 1/15/2026	370	347

Series 2019B, Rev., Zero Coupon, 7/15/2026	370	343

Series 2019B, Rev., Zero Coupon, 1/15/2027	325	298

Series 2019B, Rev., Zero Coupon, 7/15/2027	320	290

Series 2019B, Rev., Zero Coupon, 1/15/2028	450	403

Series 2019B, Rev., Zero Coupon, 7/15/2028	450	397

Series 2019B, Rev., Zero Coupon, 1/15/2029	560	488

Series 2019B, Rev., Zero Coupon, 7/15/2029	735	633

Series 2019B, Rev., Zero Coupon, 1/15/2030	750	631

Series 2019B, Rev., Zero Coupon, 7/15/2030	740	612

Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2022	10	10

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project

Series 2020A, Rev., 4.00%, 7/1/2030	110	117

Indiana Finance Authority, Educational Facilities, Valparaiso University Project

Rev., 5.00%, 10/1/2024	1,000	1,074

Rev., 5.00%, 10/1/2025	675	742

Rev., 4.00%, 10/1/2034	170	188

Rev., 4.00%, 10/1/2035	415	459

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2016A, Rev., 5.00%, 10/1/2036	70	81

Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group

Series 2016B, Rev., 5.00%, 11/1/2026	10	11

Series 2017B, Rev., 5.00%, 11/1/2032	25	30

Indiana Finance Authority, Goshen Health

Series 2019A, Rev., 5.00%, 11/1/2029	125	149

Series 2019A, Rev., 5.00%, 11/1/2030	500	595

Series 2019A, Rev., 5.00%, 11/1/2031	1,020	1,212

Series 2019A, Rev., 5.00%, 11/1/2032	530	627

Series 2019A, Rev., 5.00%, 11/1/2033	1,110	1,312

Series 2019A, Rev., 5.00%, 11/1/2034	760	897

Series 2019A, Rev., 5.00%, 11/1/2035	665	782

Series 2019A, Rev., 4.00%, 11/1/2036	230	254

Series 2019A, Rev., 4.00%, 11/1/2037	335	369

Series 2019A, Rev., 4.00%, 11/1/2038	340	374

Series 2019A, Rev., 4.00%, 11/1/2039	355	390

Indiana Finance Authority

Series 2019A, Rev., 5.00%, 2/1/2033	30	37

Series 2019A, Rev., 5.00%, 2/1/2034	35	42

Indiana Finance Authority, Marion General Hospital, Inc. Series 2021A, Rev., 4.00%, 7/1/2032	135	155

Indiana Finance Authority, Rose-Hulman Institute of Technology Project

Rev., 5.00%, 6/1/2030	110	133

Rev., 5.00%, 6/1/2032	70	84

Rev., 4.00%, 6/1/2034	120	134

Indiana Finance Authority, State Revolving Fund Program

Series C, Rev., 5.00%, 2/1/2023 (b)	3,000	3,113

Series 2017B, Rev., 5.00%, 2/1/2026	20	23

Series 2015A, Rev., 5.00%, 2/1/2027	1,000	1,102

Series 2018A, Rev., 5.00%, 2/1/2035	100	119

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Indiana Housing and Community Development Authority, Vita of Marion Project

Series 2021B, Rev., 4.00%, 4/1/2024	500	499

Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	664

Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,871

Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	271

Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	230

Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,292

Metropolitan School District of Warren Township Vision 2005 School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 4.00%, 7/10/2032	25	29

Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,335

North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2032	25	30

Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	55

Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Series 2012B, Rev., 5.00%, 7/15/2022	25	25

Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage

Rev., 5.00%, 7/15/2023	750	791

Rev., 5.00%, 7/15/2024	1,255	1,359

Series 2019A, Rev., 5.00%, 7/15/2028	30	36

Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2026	1,000	1,154

Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2024	50	53

Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2032	265	329

Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	38

Total Indiana		61,134

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 0.3%

City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	28

City of Des Moines, Capital Loan Notes Series 2014E, GO, 5.00%, 6/1/2022	30	31

County of Linn

COP, 4.00%, 6/1/2030	490	546

COP, 4.00%, 6/1/2032	1,455	1,606

COP, 4.00%, 6/1/2033	1,615	1,779

COP, 4.00%, 6/1/2034	700	770

COP, 4.00%, 6/1/2035	575	631

Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project

Rev., 3.00%, 9/1/2022	315	314

Rev., 4.00%, 9/1/2025	115	115

Rev., 5.00%, 9/1/2026	85	88

Rev., 5.00%, 9/1/2028	200	205

Rev., 5.00%, 9/1/2030	110	111

Rev., 5.00%, 9/1/2031	100	100

Rev., 5.00%, 9/1/2036	440	428

Iowa Finance Authority, State Revolving Fund

Rev., 5.00%, 8/1/2026 (b)	5,220	6,030

Rev., 5.00%, 8/1/2027	30	34

Rev., 5.00%, 8/1/2031	30	36

Iowa Finance Authority, Unitypoint Health Series 2016E, Rev., 5.00%, 8/15/2023	435	460

State of Iowa, IJOBS Program, Special Obligation Series 2016A, Rev., 5.00%, 6/1/2023	35	37

State of Iowa, Special Obligation Rev., 5.00%, 6/15/2024	200	217

Waukee Community School District Series 2016B, GO, 5.00%, 6/1/2022	20	20

Total Iowa		13,586

Kansas — 0.6%

Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2027 (b)	790	938

City of Manhattan, Meadowlark Hills

Series 2021A, Rev., 4.00%, 6/1/2026	315	333

Series 2021A, Rev., 4.00%, 6/1/2027	330	350

Series 2021A, Rev., 4.00%, 6/1/2028	300	319

Series 2021A, Rev., 4.00%, 6/1/2036	500	525

Series 2021A, Rev., 4.00%, 6/1/2046	500	512

City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	27

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,300

Riley County Unified School District No. 383, Manhattan-Ogden

Series 2018A, GO, 5.00%, 9/1/2032	40	47

Series 2018A, GO, 5.00%, 9/1/2034	60	71

State of Kansas Department of Transportation

Series 2018A, Rev., 5.00%, 9/1/2023	20	21

Series 2015B, Rev., 5.00%, 9/1/2029	5,150	5,772

Series B, Rev., 5.00%, 9/1/2030	8,025	8,989

Series B, Rev., 5.00%, 9/1/2035	4,625	5,174

Wyandotte County Unified School District No. 203 Piper

Series 2018A, GO, 5.00%, 9/1/2041	1,000	1,192

Series 2018A, GO, 5.00%, 9/1/2042	30	36

Total Kansas		27,606

Kentucky — 1.3%

City of Hazard, Appalachian Regional Healthcare Project

Rev., 4.00%, 7/1/2035	1,300	1,485

Rev., 4.00%, 7/1/2037	1,000	1,140

Rev., 4.00%, 7/1/2038	1,040	1,184

County of Carroll, Kentucky Environmental Facilities

Series A, Rev., AMT, 2.00%, 2/1/2032	11,025	10,400

Series B, Rev., AMT, 2.13%, 10/1/2034	7,440	7,028

Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,388

Kentucky Economic Development Finance Authority, Commonspirit Health

Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,483

Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,184

Series 2019A-1, Rev., 5.00%, 8/1/2035	500	590

Kentucky Economic Development Finance Authority, Owensboro Health, Inc.

Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,874

Series 2017A, Rev., 5.00%, 6/1/2037	2,795	3,180

Kentucky Public Energy Authority, Gas Supply

Series 2022A-1, Rev., 4.00%, 3/8/2022 (c) (f)	7,425	8,292

Series 2018A, Rev., 4.00%, 4/1/2024 (c)	6,450	6,744

Series 2019C, Rev., 4.00%, 2/1/2028 (c)	10,300	11,358

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued

Kentucky State Property and Building Commission, Project No. 84

Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,196

Total Kentucky		60,526

Louisiana — 0.9%

City of Alexandria Series 2013A, Rev., 5.00%, 5/1/2023 (b)	1,400	1,466

City of Shreveport, Water and Sewer Series 2016B, Rev., 5.00%, 12/1/2031	75	86

City of Shreveport, Water and Sewer, Junior Lien

Series 2018C, Rev., 5.00%, 12/1/2023	370	394

Series C, Rev., 5.00%, 12/1/2024	510	559

Series 2018C, Rev., 5.00%, 12/1/2025	835	941

Series 2018C, Rev., 5.00%, 12/1/2026	500	579

Series 2018C, Rev., 5.00%, 12/1/2028	400	482

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	360

Series C, Rev., 5.00%, 12/1/2029	1,500	1,799

Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	597

Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	595

Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	529

Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	361

Louisiana Public Facilities Authority, Lincoln Preparatory School Project

Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	480

Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	545

Louisiana Public Facilities Authority, Materra Campus Project

Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245	250

Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,330	1,344

Series 2021C, Rev., 4.00%, 6/1/2041 (d)	440	445

Louisiana Public Facilities Authority, Mentorship Steam Academy Project

Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	400

Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	450

Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	714

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project

Rev., 5.00%, 5/15/2026	20	23

Rev., 5.00%, 5/15/2031	875	1,066

Rev., 5.00%, 5/15/2032	900	1,093

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — continued

Rev., 5.00%, 5/15/2033	700	848

Rev., 5.00%, 5/15/2034	875	1,057

Louisiana Public Facilities Authority, Tulane University Project

Series 2016A, Rev., 5.00%, 12/15/2027	160	184

Series 2020A, Rev., 5.00%, 4/1/2032	150	182

Series 2020A, Rev., 5.00%, 4/1/2034	500	606

Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2024 (b)	75	79

State of Louisiana

Series 2012C, GO, 5.00%, 7/15/2022	15	15

Series 2019A, Rev., 5.00%, 9/1/2022	30	31

Series 2019A, GO, 5.00%, 3/1/2035	13,000	15,791

Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,199

Total Louisiana		38,550

Maine — 0.1%

City of Portland GO, 5.00%, 4/1/2024	25	27

Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	28

Maine Health and Higher Educational Facilities Authority, Mainehealth

Series 2020A, Rev., 5.00%, 7/1/2033	1,000	1,230

Series 2020A, Rev., 5.00%, 7/1/2034	1,000	1,229

Series 2020A, Rev., 5.00%, 7/1/2035	500	614

Series 2020A, Rev., 4.00%, 7/1/2036	950	1,075

Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	776

Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2024	70	76

University of Maine Rev., AGM, 4.00%, 3/1/2027	100	107

Total Maine		5,162

Maryland — 4.0%

City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,380

City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	15,871

County of Anne Arundel, Consolidated General Improvements

GO, 5.00%, 10/1/2026	6,285	7,293

GO, 5.00%, 10/1/2027	6,000	7,140

GO, 5.00%, 10/1/2034	3,360	3,874

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

GO, 5.00%, 10/1/2035	2,395	2,762

GO, 5.00%, 10/1/2037	3,400	3,919

County of Anne Arundel, Consolidated Water and Sewer

GO, 5.00%, 10/1/2026	2,260	2,623

GO, 5.00%, 10/1/2027	2,260	2,688

GO, 5.00%, 10/1/2034	1,875	2,162

GO, 5.00%, 10/1/2035	1,925	2,220

County of Baltimore, Consolidated Public Improvement

GO, 5.00%, 8/1/2026	1,400	1,571

GO, 5.00%, 3/1/2028	4,930	5,929

GO, 5.00%, 3/1/2029	5,540	6,634

GO, 5.00%, 3/1/2030	6,335	7,590

County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	25	27

County of Baltimore, Metropolitan District, 80th Issue

GO, 5.00%, 3/1/2027	4,830	5,672

GO, 5.00%, 3/1/2029	5,500	6,586

GO, 5.00%, 3/1/2030	5,665	6,787

GO, 5.00%, 3/1/2031	6,125	7,322

County of Howard, Consolidated Public Improvement

Series 2018A, GO, 5.00%, 2/15/2027	5,435	6,375

Series 2018A, GO, 5.00%, 2/15/2029	6,605	7,902

Series D, GO, 5.00%, 2/15/2030	4,780	5,721

Series 2017D, GO, 4.00%, 2/15/2032	40	45

County of Montgomery, Consolidated Public Improvement

Series 2017C, GO, 5.00%, 10/1/2026	5,000	5,807

Series 2017A, GO, 5.00%, 11/1/2026	4,150	4,831

County of Montgomery, Department of Liquor Control Series 2019A, Rev., 5.00%, 4/1/2027	75	88

County of Prince George’s, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	12

Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2040	875	924

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	180

Rev., 4.00%, 7/1/2040	215	240

Rev., 4.00%, 7/1/2045	800	883

Rev., 4.00%, 7/1/2050	1,295	1,421

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue

Rev., 4.00%, 7/1/2035	1,000	1,072

Rev., 4.00%, 7/1/2036	1,000	1,073

Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,399

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2029	150	177

Rev., 5.00%, 6/1/2031	175	213

Rev., 5.00%, 6/1/2033	200	243

Rev., 4.00%, 6/1/2034	350	391

Rev., 4.00%, 6/1/2035	475	530

Rev., 4.00%, 6/1/2037	445	495

Rev., 4.00%, 6/1/2039	465	515

Rev., 4.00%, 6/1/2040	250	276

State of Maryland, Department of Transportation Rev., 5.00%, 10/1/2027	2,000	2,308

State of Maryland, State and Local Facilities Loan of 2017

Series 2017A, GO, 5.00%, 3/15/2024	40	43

Series A, GO, 5.00%, 3/15/2028	5,280	6,185

Series A, GO, 4.00%, 3/15/2030	22,225	24,828

Series A, GO, 5.00%, 3/15/2031	1,920	2,236

State of Maryland, State and Local Facilities Loan of 2018 Series 2018A, GO, 5.00%, 3/15/2029	4,225	5,064

Washington Suburban Sanitary Commission, Consolidated Public Improvement

Rev., GTD, 4.00%, 6/1/2025	40	43

Rev., GTD, 5.00%, 6/1/2030	25	31

Total Maryland		182,601

Massachusetts — 3.1%

City of Westfield, Municipal Purpose Loan

GO, 5.00%, 10/15/2022	25	26

GO, 5.00%, 3/1/2024	20	21

City of Woburn GO, 5.00%, 7/15/2027	45	53

Commonwealth of Massachusetts

Series B, GO, 5.25%, 8/1/2023	10,000	10,598

Series 2006B, GO, AGM, 5.25%, 9/1/2023	15	16

Series 2016A, GO, 5.00%, 7/1/2026	45	52

Series 2018B, GO, 5.00%, 7/1/2026	45	52

Series 2019A, GO, 5.00%, 1/1/2027	25	29

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Series 2017D, GO, 5.00%, 7/1/2027	45	53

Series A, GO, 5.00%, 7/1/2027	25	30

Series A, GO, 5.00%, 7/1/2036	3,535	3,955

Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series 2013A, Rev., GAN, 5.00%, 6/15/2022 (b)	20	20

Commonwealth of Massachusetts Transportation Fund Series 2016A, Rev., 5.00%, 6/1/2027	15	17

Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,651

Commonwealth of Massachusetts, Consolidated Loan of 2014 Series 7, GO, 5.00%, 7/1/2024	40	43

Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,260

Commonwealth of Massachusetts, Consolidated Loan of 2016

Series 2016A, GO, 5.00%, 3/1/2031	2,250	2,414

Series 2016A, GO, 5.00%, 3/1/2032	1,000	1,072

Series J, GO, 4.00%, 12/1/2039	13,125	14,466

Commonwealth of Massachusetts, Consolidated Loan of 2017

Series A, GO, 5.00%, 4/1/2032	9,145	10,629

Series 2017A, GO, 5.00%, 4/1/2033	10,000	11,616

Series 2017D, GO, 5.00%, 2/1/2036	40	46

Commonwealth of Massachusetts, Consolidated Loan of 2018

Series 2018B, GO, 5.00%, 1/1/2027	10,000	11,662

Series 2018A, GO, 5.00%, 1/1/2040	35	41

Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020A, GO, 5.00%, 3/1/2023	20	21

Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	38

Massachusetts Bay Transportation Authority Assessment

Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,542

Series 2006A, Rev., 5.25%, 7/1/2027	10,530	12,603

Massachusetts Bay Transportation Authority, Sales Tax

Series 2004A, Rev., 5.50%, 7/1/2024	25	27

Series B, Rev., NATL-RE, 5.50%, 7/1/2026	5	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Series 2015A, Rev., 5.00%, 7/1/2027	25	28

Series 2017A-2, Rev., 5.00%, 7/1/2027	25	29

Series 2005A, Rev., 5.00%, 7/1/2028	25	30

Series 2006A, Rev., 5.25%, 7/1/2029	5,000	6,226

Series 2005A, Rev., 5.00%, 7/1/2031	1,255	1,600

Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,741

Massachusetts Clean Water Trust (The), Revolving Fund

Series 21, Rev., 5.00%, 8/1/2031	110	132

Series 22, Rev., 5.00%, 8/1/2033	25	31

Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	92

Massachusetts Development Finance Agency, Milford Regional Medical Center

Series G, Rev., 5.00%, 7/15/2023 (d)	120	125

Series G, Rev., 5.00%, 7/15/2024 (d)	130	139

Series G, Rev., 5.00%, 7/15/2025 (d)	120	131

Series G, Rev., 5.00%, 7/15/2027 (d)	320	363

Series G, Rev., 5.00%, 7/15/2029 (d)	600	702

Series G, Rev., 5.00%, 7/15/2031 (d)	675	802

Series G, Rev., 5.00%, 7/15/2032 (d)	400	475

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2029	440	520

Rev., 5.00%, 7/1/2030	720	849

Rev., 5.00%, 7/1/2031	620	727

Rev., 5.00%, 7/1/2032	770	902

Rev., 5.00%, 7/1/2033	800	935

Rev., 5.00%, 7/1/2034	550	642

Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Issue Series 2016I, Rev., 5.00%, 7/1/2029	145	164

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2028	1,165	1,392

Series 2020C, Rev., AGM, 5.00%, 10/1/2029	665	810

Series 2020C, Rev., AGM, 5.00%, 10/1/2030	675	836

Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	784

Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,589

Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,446

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,818

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,589

Massachusetts School Building Authority, Dedicated Sales Tax Series 2015B, Rev., 5.00%, 1/15/2025	40	44

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated

Series A, Rev., 5.00%, 1/1/2028	3,765	4,493

Series 2019C, Rev., 5.00%, 1/1/2035	40	48

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2023	20	21

Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,408

Series C, Rev., 5.00%, 8/1/2030	55	65

Series B, Rev., AGM, 5.25%, 8/1/2036	20	28

Town of Longmeadow GO, 5.00%, 6/1/2025	25	28

Town of South Hadley, Municipal Purpose Loan Series 2017A, GO, 4.00%, 6/15/2022	40	40

Town of Stoughton, Municipal Purpose Loan

GO, 5.00%, 10/15/2022	35	36

GO, 4.00%, 10/15/2038	50	56

University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	128

Total Massachusetts		142,103

Michigan — 1.0%

Bath Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2025	100	108

Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	43

Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	54

Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	73

Charter Township of Meridian, Unlimited Tax GO, 5.00%, 10/1/2023	30	32

City of Grand Rapids, Sanitary Sewer System

Rev., 5.00%, 1/1/2026	25	28

Rev., 5.00%, 1/1/2027	400	455

Rev., 5.00%, 1/1/2028	325	369

Rev., 5.00%, 1/1/2029	350	396

Rev., 5.00%, 1/1/2032	750	845

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Rev., 5.00%, 1/1/2033	1,400	1,577

Rev., 5.00%, 1/1/2036	185	226

Rev., 4.00%, 1/1/2037	500	568

Rev., 5.00%, 1/1/2038	35	41

County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	96

Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	27

Forest Hills Public Schools, Unlimited Tax GO, 5.00%, 5/1/2023	20	21

Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project

Rev., 4.00%, 5/15/2027	2,645	2,853

Rev., 5.00%, 5/15/2037	4,575	5,135

Grand Rapids Public Schools, Unlimited Tax

GO, AGM, 5.00%, 11/1/2030	1,350	1,635

GO, AGM, 5.00%, 11/1/2032	1,500	1,811

GO, AGM, 5.00%, 11/1/2034	1,045	1,258

GO, AGM, 5.00%, 11/1/2035	1,500	1,804

Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	55

Hartford Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2037	35	38

Holland School District GO, AGM, 4.00%, 5/1/2035	25	26

Holt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	45	53

Hudsonville Public Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	31

Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	42

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 2.63%, 5/15/2025	1,150	1,150

Rev., 2.88%, 5/15/2026	1,545	1,546

Lakeview School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	90	91

Lansing Community College, Building and Site, Limited Tax

GO, 5.00%, 5/1/2029	60	71

GO, 5.00%, 5/1/2030	600	712

GO, 5.00%, 5/1/2032	635	750

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Lapeer Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2024	15	16

Lawrence Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2026	30	32

Macomb Interceptor Drain Drainage District, Limited Tax GO, GTD, 5.00%, 5/1/2028	85	102

Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	542

Michigan Finance Authority, Henry Ford Health System

Rev., 5.00%, 11/15/2023	510	543

Rev., 4.00%, 11/15/2035	1,900	2,056

Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	542

Michigan Finance Authority, Lawrence Technological University

Rev., 4.00%, 2/1/2027	50	53

Rev., 4.00%, 2/1/2032	95	103

Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project Series 2014D-4, Rev., 5.00%, 7/1/2034	50	54

Michigan Finance Authority, Trinity Health Credit Group

Series 2017MI, Rev., 5.00%, 12/1/2027	50	58

Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	146

Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	151

Series 2016MI, Rev., 5.25%, 12/1/2041	475	542

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	50	56

Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2025	315	348

Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (c)	1,125	1,208

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2022	185	188

Rev., 4.00%, 11/15/2023	185	192

Rev., 4.00%, 11/15/2024	585	619

Rev., 5.00%, 11/15/2029	1,700	1,950

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,649

North Branch Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20	21

Novi Community School District, School Building and Site, Unlimited Tax Series 2020-I, GO, 5.00%, 5/1/2030	30	37

Ottawa County Board of County Road Commissioners, Michigan Transportation Fund Notes Rev., 5.00%, 8/1/2025	25	28

Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	55

Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	30

South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	27

State of Michigan, Environmental Program

Series 2016A, GO, 5.00%, 12/1/2023	20	21

Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,725

University of Michigan

Rev., 5.00%, 4/1/2028	25	28

Series 2019A, Rev., 5.00%, 4/1/2029	25	31

Rev., 5.00%, 4/1/2031	15	17

Rev., 5.00%, 4/1/2033	2,190	2,488

Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	30

Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2034	25	28

Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	44

Total Michigan		43,780

Minnesota — 0.5%

Circle Pines Independent School District No. 12 Series 2015A, GO, Zero Coupon, 2/1/2023	800	793

City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	11

City of Brooklyn Park Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,144

City of Hastings Series 2019A, GO, 5.00%, 2/1/2030	70	83

City of Minneapolis, Health Care System, Fairview Health Services

Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,862

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Series 2018A, Rev., 4.00%, 11/15/2038	750	826

Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,182

Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,166

City of New Hope, Capital Improvement Plan Series 2017A, GO, 5.00%, 2/1/2026	10	11

City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	28

City of Woodbury, Charter School Lease

Rev., 3.00%, 12/1/2030	250	254

Rev., 4.00%, 12/1/2040	200	213

City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project

Series 2021A, Rev., 4.00%, 7/1/2031	355	381

Series 2021A, Rev., 4.00%, 7/1/2041	445	465

Clearbrook-Gonvick Independent School District No. 2311 Series 2019A, GO, 5.00%, 2/1/2024	120	129

County of Douglas, Law Enforcement Center Series 2019B, GO, 5.00%, 2/1/2028	5	6

Duluth Economic Development Authority, Benedictine Health System

Series 2021A, Rev., 4.00%, 7/1/2031	800	839

Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,552

Series 2021A, Rev., 4.00%, 7/1/2041	930	953

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2023	190	197

Series 2019B, COP, 5.00%, 2/1/2024	215	229

Series 2019B, COP, 5.00%, 2/1/2025	190	209

Series 2019B, COP, 5.00%, 2/1/2026	200	226

Series 2019B, COP, 5.00%, 2/1/2027	185	214

Series 2019B, COP, 5.00%, 2/1/2028	175	206

Hutchinson Independent School District No. 423 Series 2016A, GO, 5.00%, 2/1/2026	10	11

Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program

Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,609

Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	154

Mahnomen Independent School District No. 432 Series 2016A, GO, 2.00%, 2/1/2029	25	25

Minneapolis-St. Paul Metropolitan Airports Commission

Series 2019C, Rev., 5.00%, 1/1/2026	100	113

Series A, Rev., 5.00%, 1/1/2026	25	28

Series A, Rev., 5.00%, 1/1/2027	85	98

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

Series A, Rev., 5.00%, 1/1/2032	35	40

Series 2019A, Rev., 5.00%, 1/1/2034	50	60

Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2027	725	843

Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2024	10	11

State of Minnesota, Various Purpose

Series 2017A, GO, 5.00%, 10/1/2029	65	77

Series 2019A, GO, 5.00%, 8/1/2035	30	37

Total Minnesota		22,285

Mississippi — 1.1%

City of Tupelo

GO, 4.00%, 12/1/2024	165	177

GO, 4.00%, 12/1/2025	150	164

GO, 4.00%, 12/1/2027	475	538

GO, 4.00%, 12/1/2030	545	623

Mississippi Development Bank, Community College Improvement Project

Rev., 4.00%, 3/1/2033	205	233

Rev., 4.00%, 3/1/2034	230	261

Rev., 4.00%, 3/1/2036	500	567

Rev., 4.00%, 3/1/2037	730	827

Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project

Rev., 5.00%, 8/1/2025	35	39

Mississippi Development Bank, Department of Transportation, Industrial Development Authority Series 2015A, Rev., 5.00%, 1/1/2026	35	38

Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	107

Mississippi Development Bank, Rankin County Rev., 5.00%, 8/1/2034	350	428

Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	30	31

Mississippi Development Bank, Rankin County School District Project Rev., 3.50%, 6/1/2042	450	469

Mississippi State University Educational Building Corp., University Facilities Refinancing Series 2017A, Rev., 5.00%, 8/1/2028	25	29

Oxford School District GO, 4.00%, 5/1/2022	10	10

State of Mississippi

Series 2018A, GO, 4.00%, 11/1/2026 (b)	5,030	5,612

Series 2018A, GO, 5.00%, 11/1/2026 (b)	11,595	13,457

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued

Series 2019B, GO, 5.00%, 10/1/2033	30	37

Series 2018A, GO, 4.00%, 11/1/2038	21,155	23,274

State of Mississippi, Gaming Tax

Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,126

Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,725

Total Mississippi		49,772

Missouri — 1.5%

City of Bridgeton Series 2021A, Rev., 4.00%, 12/1/2031	115	129

City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5

City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	90	99

Columbia School District GO, 4.00%, 3/1/2030	1,595	1,778

County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	26

Fort Zumwalt School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2036	40	46

Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	247

Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group

Series 2019A, Rev., 5.00%, 11/15/2032	135	163

Series 2019A, Rev., 5.00%, 11/15/2038	250	300

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	601

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,082

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	117

Health and Educational Facilities Authority of the State of Missouri, SSM Health System

Series 2014A, Rev., 4.00%, 6/1/2023	100	104

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.

Rev., 5.00%, 11/15/2034	1,000	1,237

Rev., 5.00%, 11/15/2035	1,350	1,669

Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital

Rev., 5.00%, 9/1/2022	540	550

Rev., 5.00%, 9/1/2024	300	322

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — continued

Rev., 5.00%, 9/1/2025	315	346

Rev., 5.00%, 9/1/2026	620	694

Rev., 5.00%, 9/1/2029	1,420	1,674

Rev., 5.00%, 9/1/2031	100	118

Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	39

Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project

Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,462

Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,623

Series 2019C, Rev., 5.00%, 3/1/2033	2,485	2,967

Metropolitan St. Louis Sewer District, Wastewater System Improvement

Series 2017A, Rev., 5.00%, 5/1/2029	6,765	7,944

Series 2015B, Rev., 5.00%, 5/1/2031	530	588

Series B, Rev., 5.00%, 5/1/2032	1,900	2,108

Series B, Rev., 5.00%, 5/1/2033	4,430	4,916

Series B, Rev., 5.00%, 5/1/2034	2,000	2,219

Series B, Rev., 5.00%, 5/1/2035	2,125	2,356

Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	25,750	29,578

Missouri State Board of Public Buildings Series 2018A, Rev., 5.00%, 4/1/2027	25	29

Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	27

St. Charles County Public Water Supply District No. 2 COP, 5.00%, 12/1/2026	15	17

Total Missouri		68,180

Montana — 0.7%

City of Missoula, Water System

Series 2019A, Rev., 5.00%, 7/1/2026	300	344

Series 2019A, Rev., 5.00%, 7/1/2027	535	628

Series 2019A, Rev., 5.00%, 7/1/2028	480	576

Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,199

Series 2019A, Rev., 5.00%, 7/1/2030	690	824

Series 2019A, Rev., 5.00%, 7/1/2031	870	1,040

Series 2019A, Rev., 5.00%, 7/1/2032	720	860

Series 2019A, Rev., 5.00%, 7/1/2033	565	674

Series 2019A, Rev., 5.00%, 7/1/2034	545	650

Series 2019A, Rev., 5.00%, 7/1/2035	550	655

Series 2019A, Rev., 5.00%, 7/1/2036	800	953

Series 2019A, Rev., 5.00%, 7/1/2038	850	1,010

Series 2019A, Rev., 5.00%, 7/1/2039	840	997

Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,925

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Montana — continued

County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (d)	2,000	2,014

Gallatin County School District No. 44 Belgrade, School Building

GO, 5.00%, 6/1/2027	205	240

GO, 5.00%, 6/1/2028	250	298

GO, 4.00%, 6/1/2029	290	332

GO, 4.00%, 6/1/2030	230	261

GO, 4.00%, 6/1/2031	370	418

GO, 4.00%, 6/1/2032	255	287

GO, 4.00%, 6/1/2033	155	174

GO, 4.00%, 6/1/2034	175	196

GO, 4.00%, 6/1/2035	270	302

GO, 4.00%, 6/1/2036	300	335

GO, 4.00%, 6/1/2037	410	456

GO, 4.00%, 6/1/2038	375	417

GO, 4.00%, 6/1/2039	385	428

Montana Facility Finance Authority, School Health System

Series 2019A, Rev., 4.00%, 1/1/2035	4,000	4,465

Series 2019A, Rev., 4.00%, 1/1/2036	3,000	3,345

Series 2019A, Rev., 4.00%, 1/1/2038	960	1,067

Montana State Board of Regents, Montana State University Series 2019B, Rev., 5.00%, 11/15/2028	55	67

Total Montana		29,437

Nebraska — 1.3%

Central Plains Energy Project, Gas Project No. 3

Rev., 5.25%, 9/1/2022	100	102

Series 2017A, Rev., 5.00%, 9/1/2042	1,500	1,933

Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	9,000	9,507

City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	170

City of Lincoln, Electric System

Series 2020A, Rev., 5.00%, 9/1/2025	40	45

Series 2020A, Rev., 5.00%, 9/1/2033	30	37

City of Lincoln, Water Rev., 5.00%, 8/15/2028	105	127

City of Omaha, Sanitary Sewerage System Rev., 5.00%, 11/15/2031	1,825	2,003

City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	86

County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	15

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nebraska — continued

Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group

Series 2020A, Rev., 5.00%, 11/15/2024	100	109

Series 2020A, Rev., 5.00%, 11/15/2025	175	197

Series 2020A, Rev., 5.00%, 11/15/2026	400	461

Series 2020A, Rev., 5.00%, 11/15/2027	400	472

Series 2020A, Rev., 5.00%, 11/15/2028	500	601

Series 2020A, Rev., 5.00%, 11/15/2029	285	348

Series 2020A, Rev., 5.00%, 11/15/2030	225	278

Series 2020A, Rev., 5.00%, 11/15/2031	275	338

Series 2020A, Rev., 5.00%, 11/15/2033	625	763

Series 2020A, Rev., 5.00%, 11/15/2034	600	733

Series 2020A, Rev., 4.00%, 11/15/2035	550	628

Series 2020A, Rev., 4.00%, 11/15/2036	425	485

Series 2020A, Rev., 4.00%, 11/15/2037	525	599

Series 2020A, Rev., 4.00%, 11/15/2038	600	683

Series 2020A, Rev., 4.00%, 11/15/2039	600	682

Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine

Rev., 5.00%, 5/15/2023	75	79

Rev., 5.00%, 5/15/2031	25	28

Douglas County School District, Elkhorn Public Schools

GO, 5.00%, 12/15/2025	160	182

GO, 5.00%, 12/15/2026	400	467

GO, 5.00%, 12/15/2027	175	209

GO, 5.00%, 12/15/2028	180	219

GO, 5.00%, 12/15/2029	250	310

GO, 5.00%, 12/15/2030	450	561

GO, 5.00%, 12/15/2031	325	404

GO, 4.00%, 12/15/2032	165	190

GO, 4.00%, 12/15/2033	185	213

GO, 4.00%, 12/15/2034	350	403

GO, 4.00%, 12/15/2035	350	401

Douglas County, Omaha School District No. 001

GO, 4.00%, 12/15/2041	10,000	11,182

GO, 4.00%, 12/15/2042	10,000	11,162

Lancaster County School District 001, Lincoln Public Schools GO, 5.00%, 1/15/2026	1,675	1,904

Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group

Series 2019A, Rev., 4.00%, 1/1/2033	150	163

Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,089

Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,363

Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,415

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued

Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25	26

Omaha Public Power District, Electric System

Series 2019A, Rev., 5.00%, 2/1/2031	35	43

Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,474

Series 2017A, Rev., 5.00%, 2/1/2036	1,750	2,061

Series 2017A, Rev., 5.00%, 2/1/2037	2,000	2,353

Public Power Generation Agency, Whelan Energy Center Unit 2

Series A, Rev., 5.00%, 1/1/2034	500	569

Total Nebraska		59,872

Nevada — 0.7%

Clark County School District, Limited Tax Series 2017A, GO, 5.00%, 6/15/2026	2,080	2,380

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	126

County of Clark, Flood Control Crossover, Limited Tax GO, 5.00%, 11/1/2024	200	220

County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax Series 2015A, GO, 4.00%, 7/1/2033	75	80

County of Clark, Limited Tax Series B, GO, 5.00%, 11/1/2027	15,030	17,445

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility

Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	216

Series 2015C, Rev., 5.00%, 7/1/2027	195	229

County of Clark, Southern California Edison Co. Rev., 2.10%, 6/1/2031	1,215	1,142

County of Clark, Stadium Improvement, Limited Tax

Series 2018A, GO, 5.00%, 6/1/2026	1,985	2,273

Series 2018A, GO, 5.00%, 6/1/2027	1,225	1,439

Series 2018A, GO, 5.00%, 6/1/2028	1,165	1,399

Series 2018A, GO, 5.00%, 6/1/2030	4,030	4,793

County of Clark, Transportation Improvement, Limited Tax Series 2018B, GO, 5.00%, 12/1/2024	40	44

County of Washoe, Fuel Tax

Rev., 5.00%, 2/1/2036	80	97

Rev., 5.00%, 2/1/2042	150	179

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nevada — continued

Las Vegas Valley Water District, Limited Tax

Series C, GO, 5.00%, 9/15/2023	30	32

Series B, GO, 5.00%, 12/1/2023	45	48

Series 2019A, GO, 5.00%, 6/1/2030	40	49

State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	29

State of Nevada, Limited Tax Series 2015D, GO, 5.00%, 4/1/2023	25	26

Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	51

Total Nevada		32,297

New Hampshire — 0.1%

New Hampshire Business Finance Authority, St. Luke’s University Health Network Project

Rev., 5.00%, 8/15/2033	2,440	3,014

Rev., 5.00%, 8/15/2034	800	986

New Hampshire Municipal Bond Bank Series 2017B, Rev., 5.00%, 8/15/2023	20	21

Total New Hampshire		4,021

New Jersey — 3.9%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 5.00%, 7/1/2032	100	125

Series 2021A, Rev., AGM, 5.00%, 7/1/2033	395	491

Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	75

Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	93

Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 8/15/2034	50	60

Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,133

City of Jersey, General Improvement Series 2017A, GO, 5.00%, 11/1/2026	85	98

County of Middlesex, Redevelopment General Improvement GO, 4.00%, 1/15/2024	25	26

County of Ocean, General Improvement GO, 4.00%, 9/1/2023	75	78

Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	92

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

Monmouth County Improvement Authority (The), Governmental Pooled Loan Project

Rev., GTD, 4.00%, 12/1/2024	35	37

Series 2019A, Rev., 4.00%, 8/1/2035	25	29

Monroe Township Commissioners Fire District No. 3 GO, 5.00%, 10/15/2022	25	26

New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 4.00%, 7/1/2034	200	214

New Jersey Economic Development Authority, School Facilities Construction

Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,209

Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,332

Series 2021QQQ, Rev., 5.00%, 6/15/2033	300	357

Series 2021QQQ, Rev., 4.00%, 6/15/2034	500	550

Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,173

Series 2021QQQ, Rev., 4.00%, 6/15/2035	400	439

Series 2021QQQ, Rev., 4.00%, 6/15/2036	575	630

Series 2021QQQ, Rev., 4.00%, 6/15/2037	640	700

Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,276

New Jersey Economic Development Authority, Transit Transportation Project

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,624

Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,512

New Jersey Educational Facilities Authority, Princeton University Series 2017 I, Rev., 5.00%, 7/1/2031	40	47

New Jersey Educational Facilities Authority, Stevens Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2032	420	500

Series 2020A, Rev., 5.00%, 7/1/2033	330	393

Series 2020A, Rev., 5.00%, 7/1/2034	265	315

Series 2020A, Rev., 5.00%, 7/1/2035	570	676

Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,297

New Jersey Transportation Trust Fund Authority

Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,314

Series 2020AA, Rev., 4.00%, 6/15/2035	870	955

Series 2020AA, Rev., 4.00%, 6/15/2036	2,000	2,190

Series 2020AA, Rev., 4.00%, 6/15/2037	3,000	3,280

Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	1,090

Series 2020AA, Rev., 4.00%, 6/15/2045	5,000	5,377

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2024	10,880	11,756

Series A, Rev., 5.00%, 6/15/2029	10,000	11,342

Series 2018A, Rev., 5.00%, 6/15/2030	6,850	7,763

Series A, Rev., 5.00%, 6/15/2031	5,000	5,659

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Transportation Trust Fund Authority, Transportation Program Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,209

New Jersey Transportation Trust Fund Authority, Transportation System

Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,163

Series 2012A, Rev., 5.00%, 6/15/2042	500	506

Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	114

State of New Jersey, COVID-19 Emergency Bonds

GO, 4.00%, 6/1/2031	19,000	21,964

GO, 4.00%, 6/1/2032	38,140	44,373

Tobacco Settlement Financing Corp.

Series 2018A, Rev., 5.00%, 6/1/2023	3,000	3,127

Series 2018A, Rev., 5.00%, 6/1/2024	3,645	3,900

Series 2018A, Rev., 5.00%, 6/1/2025	3,500	3,839

Series 2018A, Rev., 5.00%, 6/1/2026	3,500	3,926

Series 2018A, Rev., 5.00%, 6/1/2028	3,000	3,494

Series 2018A, Rev., 5.00%, 6/1/2029	4,500	5,218

Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,081

Township of Harrison GO, 4.00%, 8/1/2023	25	26

Township of Hazlet GO, 4.00%, 8/1/2023	25	26

Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	37

Township of Moorestown, General Improvement and Water Sewer Utility GO, 5.00%, 2/1/2028	30	36

Township of Mount Laurel GO, 4.00%, 4/15/2023	25	26

Total New Jersey		176,398

New Mexico — 0.2%

Albuquerque Municipal School District No. 12, School Building

GO, 5.00%, 8/1/2030	800	944

GO, 5.00%, 8/1/2031	850	1,001

GO, 5.00%, 8/1/2032	1,050	1,234

GO, 5.00%, 8/1/2033	1,385	1,628

GO, 5.00%, 8/1/2035	1,980	2,323

Baltimore County, Gross Receipts Tax Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	960	1,072

Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2022	40	41

City of Santa Fe, Senior Lien, Gross Receipts Tax Series 2018A, Rev., 5.00%, 6/1/2032	30	36

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Mexico — continued

City of Santa Fe, Wastewater Utility System Rev., 5.00%, 6/1/2024	45	49

City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	54

New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt

Series 2019C-1, Rev., 5.00%, 6/15/2029	100	123

Series 2019C-1, Rev., 4.00%, 6/15/2035	25	29

State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	195

University of New Mexico (The), Subordinate Lien System Series 2014C, Rev., 5.00%, 6/1/2024 (b)	50	54

Total New Mexico		8,783

New York — 12.1%

Bedford Central School District, Boces Project GO, 4.00%, 7/1/2032	45	54

Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.

Rev., 4.00%, 7/1/2031	685	743

Rev., 4.00%, 7/1/2036	1,440	1,556

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project

Rev., 4.00%, 11/1/2035	515	564

Rev., 4.00%, 11/1/2040	1,035	1,124

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2041	240	252

Series 2021A, Rev., 4.00%, 6/15/2051	320	331

City of New York Series B, GO, 4.00%, 8/1/2022	25	25

City of New York, Fiscal Year 2006 Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	21

City of New York, Fiscal Year 2013

Series 2013J, GO, 5.00%, 8/1/2022	95	97

Series 2013J, GO, 5.00%, 8/1/2023	55	58

City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	10,186

City of New York, Fiscal Year 2015 Series 1, GO, 5.00%, 8/1/2023	20	21

City of New York, Fiscal Year 2016

Series A, GO, 5.00%, 8/1/2023	20	21

Series C, GO, 5.00%, 8/1/2023	50	53

Series E, GO, 5.00%, 8/1/2023	75	79

Series C, GO, 4.00%, 8/1/2025	20	22

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

City of New York, Fiscal Year 2017

Series 2017B-1, GO, 5.00%, 12/1/2022	30	31

Series C, GO, 5.00%, 8/1/2023	310	327

City of New York, Fiscal Year 2018

Series C, GO, 5.00%, 8/1/2022	95	97

Series A, GO, 4.00%, 8/1/2023	50	52

Series C, GO, 5.00%, 8/1/2024	20	22

Series A, GO, 5.00%, 8/1/2027	35	41

City of New York, Fiscal Year 2019 Series 2019A, GO, 5.00%, 8/1/2024	20	22

City of New York, Fiscal Year 2020

Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	30

Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	109

City of Olean GO, AGM, 4.00%, 8/1/2032	125	148

County of Monroe, Public Improvement GO, AGM, 5.00%, 6/1/2024	25	27

County of Suffolk

Series 2015B, GO, AGM, 5.00%, 10/1/2023	50	53

Series 2015C, GO, 5.00%, 5/1/2025	10	11

Series 2017D, GO, 5.00%, 10/15/2026	105	120

County of Westchester Series 2019F, GO, 5.00%, 12/15/2025	30	34

Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	29

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Series 2016A, Rev., 5.00%, 5/1/2022	35	35

Series 2013A, Rev., 5.00%, 5/1/2024	25	26

Series 2013A, Rev., 5.00%, 5/1/2027	65	68

Hauppauge Union Free School District GO, 5.00%, 7/15/2023	20	21

Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2037	50	58

Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	865	851

Long Island Power Authority, Electric System

Rev., 5.00%, 9/1/2034	5,000	5,987

Rev., 5.00%, 9/1/2035	3,000	3,585

Metropolitan Transportation Authority

Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	6,718

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	5,790

Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,296

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2016A, Rev., 5.00%, 11/15/2025	45	51

Series 2016B-1, Rev., 5.00%, 11/15/2025	150	170

Middle Country Central School District at Centereach GO, 4.00%, 8/15/2022	35	36

Monroe County Industrial Development Corp., Rochester Schools Modernization Project

Rev., 5.00%, 5/1/2022	155	156

Rev., 5.00%, 5/1/2026	35	40

Rev., 5.00%, 5/1/2029	25	30

Rev., 5.00%, 5/1/2032	675	782

Rev., 5.00%, 5/1/2033	810	938

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project

Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	713

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013 Series 2013S-1, Rev., 5.00%, 7/15/2024	25	25

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015

Series 2015S-2, Rev., 5.00%, 7/15/2040	50	55

Series S-1, Rev., 5.00%, 7/15/2040	45	49

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016

Series 2016S-1, Rev., 5.00%, 7/15/2029	30	34

Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	79

Series 2016S-1, Rev., 4.00%, 7/15/2036	45	48

Series 2016S-1, Rev., 5.00%, 7/15/2043	45	50

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018

Series 2018S-2, Rev., 5.00%, 7/15/2030	25	29

Series 2018S-2, Rev., 5.00%, 7/15/2031	45	53

Series 2018S-4, Rev., 5.00%, 7/15/2032	25	30

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	30

Series 2019S-2A, Rev., 5.00%, 7/15/2030	125	151

Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,542

Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	215

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014

Series 2014A-1, Rev., 5.00%, 11/1/2022	35	36

Series 2014B-1, Rev., 5.00%, 11/1/2026	40	43

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Series 2015E-1, Rev., 5.00%, 2/1/2024	25	27

Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	60

Series 2015A-1, Rev., 5.00%, 8/1/2037	100	108

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016

Series 2016E-1, Rev., 5.00%, 2/1/2031	30	34

Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,195

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017

Series C, Rev., 5.00%, 11/1/2030	5,685	6,612

Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,629

Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,088

Series 2017F-1, Rev., 5.00%, 5/1/2032	25	29

Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	11,548

Series 2017A-1, Rev., 4.00%, 5/1/2036	40	43

Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	2,899

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series 2019C-1, Rev., 5.00%, 11/1/2022	40	41

Series 2019C-1, Rev., 5.00%, 11/1/2034	45	55

Series 2019C-1, Rev., 5.00%, 11/1/2035	65	79

Series 2019A-1, Rev., 5.00%, 8/1/2038	30	36

Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,479

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020

Series 2020-I, Rev., 5.00%, 11/1/2022	25	26

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013 Series 2013G, Rev., 4.00%, 11/1/2022	25	26

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018

Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	35

Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	29

Series C-3, Rev., 5.00%, 5/1/2039	70	82

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020

Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	151

Series 2020B-1, Rev., 5.00%, 11/1/2035	35	43

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012

Series 2012EE, Rev., 4.00%, 6/15/2045	30	30

Series 2012FF, Rev., 4.00%, 6/15/2045	45	45

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series 2014DD, Rev., 5.00%, 6/15/2023 (b)	40	42

Series 2014DD, Rev., 5.00%, 6/15/2024	50	54

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series 2015HH, Rev., 5.00%, 6/15/2029	75	84

Series FF, Rev., 5.00%, 6/15/2031	5,000	5,572

Series 2015AA, Rev., 4.00%, 6/15/2044	25	26

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series EE, Rev., 5.00%, 6/15/2036	5,000	5,825

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018

Series 2018CC-2, Rev., 5.00%, 6/15/2025	20	21

Series 2018EE, Rev., 5.00%, 6/15/2035	35	39

Series 2018FF, Rev., 5.00%, 6/15/2040	50	60

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019

Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	18,183

Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	42

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020

Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	11,242

Series 2020AA, Rev., 5.00%, 6/15/2040	25	30

Series 2020CC-2, Rev., 4.00%, 6/15/2041	5,000	5,587

Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	171

Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	2,109

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2025	2,000	2,241

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured

Series B, Rev., Zero Coupon, 11/15/2025	805	740

Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,118

Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,302

Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,647

Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,672

Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,391

Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,464

Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	3,595

New York Counties Tobacco Trust Series 2016B, Rev., 5.00%, 6/1/2026	150	169

New York Liberty Development Corp., Secured by Port Authority

Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,913

Series 1WTC-2021, Rev., 3.00%, 2/15/2042	3,345	3,310

Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,854

New York State Dormitory Authority, Columbia University

Series 2016A-2, Rev., 5.00%, 10/1/2024	15	16

Series 2016A-1, Rev., 5.00%, 10/1/2026	70	82

Series 2017B, Rev., 5.00%, 10/1/2026	30	35

New York State Dormitory Authority, Cornell University

Series 2019A, Rev., 5.00%, 7/1/2025	65	73

Series 2019A, Rev., 5.00%, 7/1/2029	25	31

New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,072

New York State Dormitory Authority, New York University

Series 2016A, Rev., 5.00%, 7/1/2024	50	54

Series 2016A, Rev., 5.00%, 7/1/2027	60	69

Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,021

Series 2017A, Rev., 4.00%, 7/1/2035	25	28

Series 2017A, Rev., 4.00%, 7/1/2036	75	83

Series 2019A, Rev., 5.00%, 7/1/2036	45	55

Series 2017A, Rev., 4.00%, 7/1/2037	45	50

Series 2016A, Rev., 5.00%, 7/1/2039	140	159

Series 2019A, Rev., 5.00%, 7/1/2039	25	31

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,779

Series 2019A, Rev., 4.00%, 7/1/2045	18,000	20,202

New York State Dormitory Authority, School Districts Financing Program

Series B, Rev., 5.00%, 10/1/2024	2,000	2,048

Series 2018A, Rev., 5.00%, 10/1/2026	285	326

Series 2019A, Rev., 5.00%, 4/1/2028	80	95

Series 2018A, Rev., 5.00%, 10/1/2030	25	29

Series 2018A, Rev., 5.00%, 10/1/2031	75	86

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2013A, Rev., 5.00%, 2/15/2023 (b)	3,000	3,118

Series 2014A, Rev., 5.00%, 2/15/2023	90	94

Series 2016D, Rev., 5.00%, 2/15/2023 (b)	25	26

Series 2015E, Rev., 5.00%, 3/15/2023 (b)	50	52

Series 2014A, Rev., 5.00%, 2/15/2024 (b)	15	16

Series 2015B, Rev., 5.00%, 2/15/2025 (b)	5	6

Series 2014A, Rev., 5.00%, 2/15/2027	20,000	21,442

Series 2012A, Rev., 5.00%, 2/15/2028	10,000	10,719

Series 2017A, Rev., 5.00%, 2/15/2028	40	46

Series 2012A, Rev., 5.00%, 12/15/2028	20,000	20,671

Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,342

Series 2015E, Rev., 5.00%, 3/15/2029	125	140

Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,064

Series 2015E, Rev., 5.00%, 3/15/2030	30	34

Series 2014C, Rev., 5.00%, 3/15/2033	20,000	21,480

Series 2019A, Rev., 5.00%, 3/15/2033	95	116

Series 2015B, Rev., 5.00%, 2/15/2039	50	55

Series 2017B, Rev., 5.00%, 2/15/2041	80	93

Series 2017B, Rev., 5.00%, 2/15/2042	30	35

Series 2019A, Rev., 5.00%, 3/15/2042	25	30

Series 2019A, Rev., 5.00%, 3/15/2043	95	114

New York State Dormitory Authority, State Sales Tax

Series 2016A, Rev., 5.00%, 3/15/2023	45	47

Series 2014A, Rev., 5.00%, 3/15/2028	25	27

Series 2015B, Rev., 5.00%, 3/15/2029	45	51

Series 2018C, Rev., 5.00%, 3/15/2029	40	48

Series 2014A, Rev., 5.00%, 3/15/2030	5,500	5,895

Series 2015B, Rev., 5.00%, 3/15/2030	8,000	8,982

Series A, Rev., 5.00%, 3/15/2031	5,000	5,359

Series B, Rev., 5.00%, 3/15/2031	6,600	7,410

Series 2014A, Rev., 5.00%, 3/15/2032	20,210	21,664

Series 2016A, Rev., 5.00%, 3/15/2032	35	40

Series 2016A, Rev., 5.00%, 3/15/2033	70	80

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2015B, Rev., 5.00%, 3/15/2038	80	89

Series 2018E, Rev., 5.00%, 3/15/2038	10,000	11,942

Series B, Rev., 5.00%, 3/15/2039	13,080	14,589

Series 2018A, Rev., 5.00%, 3/15/2041	135	159

Series 2018E, Rev., 5.00%, 3/15/2041	225	268

Series 2018A, Rev., 5.00%, 3/15/2044	30	35

New York State Dormitory Authority, State University Dormitory Facilities

Series 2015A, Rev., 5.00%, 7/1/2023	75	79

Series 2017A, Rev., 5.00%, 7/1/2029	1,100	1,283

Series 2018A, Rev., 5.00%, 7/1/2029	1,000	1,209

Series 2017A, Rev., 5.00%, 7/1/2030	750	874

Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,640

Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,325

Series 2018A, Rev., 5.00%, 7/1/2032	3,130	3,758

Series 2017A, Rev., 5.00%, 7/1/2037	230	265

Series 2017A, Rev., 5.00%, 7/1/2042	25	29

New York State Dormitory Authority, Third General Resolution, State University Educational Facilities

Series A, Rev., 5.00%, 5/15/2025	2,000	2,017

Series A, Rev., 5.00%, 5/15/2028	2,000	2,018

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution

Series 2017A, Rev., 5.00%, 6/15/2023	25	26

Series D, Rev., 5.00%, 6/15/2027	5,325	5,393

Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,374

Series 2019B, Rev., 5.00%, 6/15/2028	25	30

Series 2017E, Rev., 4.00%, 6/15/2037	40	44

Series 2019B, Rev., 5.00%, 6/15/2039	150	182

Series 2018B, Rev., 5.00%, 6/15/2043	50	60

New York State Thruway Authority

Series L, Rev., 5.00%, 1/1/2025	2,635	2,900

Series L, Rev., 5.00%, 1/1/2027	1,250	1,452

Series 2019B, Rev., 4.00%, 1/1/2039	5,000	5,504

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2013A-1, Rev., 4.00%, 3/15/2023	25	26

Series 2014A, Rev., 5.00%, 3/15/2024	40	43

Series 2016A, Rev., 5.00%, 3/15/2024	10	11

Series 2017C, Rev., 5.00%, 3/15/2027	5,750	6,716

Series 2013C, Rev., 5.00%, 3/15/2032	30	31

Series 2016A, Rev., 5.00%, 3/15/2032	350	397

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2015A, Rev., 5.00%, 3/15/2033	60	67

Series 2019A, Rev., 5.00%, 3/15/2035	25	30

Series 2019A, Rev., 5.00%, 3/15/2037	35	42

Series 2019A, Rev., 5.00%, 3/15/2038	45	54

Series 2019A, Rev., 5.00%, 3/15/2041	70	84

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2025	5,000	5,436

Rev., AMT, 4.00%, 10/1/2030	5,350	5,849

Rev., AMT, 5.00%, 1/1/2036	9,900	11,126

Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	161

Port Authority of New York and New Jersey, Consolidated

Series 194, Rev., 5.00%, 10/15/2023	225	239

Series 179, Rev., 5.00%, 12/1/2023	50	53

Series 179, Rev., 5.00%, 12/1/2025	50	53

Series 207, Rev., AMT, 5.00%, 9/15/2033	800	937

Series 209, Rev., 5.00%, 7/15/2035	125	150

Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	3,255

Series 93, Rev., 6.13%, 6/1/2094	12,000	13,067

Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	71

Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (b)	18,865	20,697

Town of Southeast, Public Improvement Series 2019A, GO, 5.00%, 8/15/2022	45	46

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2013B, Rev., 5.00%, 11/15/2023	90	96

Series 2016A, Rev., 5.00%, 11/15/2023	20	21

Series 2017C-1, Rev., 5.00%, 11/15/2024	110	121

Series 2017C-1, Rev., 4.00%, 11/15/2025	50	55

Series 2017C-1, Rev., 5.00%, 11/15/2025	150	169

Series 2012B, Rev., 5.00%, 11/15/2026	240	247

Series 2017B, Rev., 5.00%, 11/15/2027	500	586

Series 2015A, Rev., 5.00%, 11/15/2029	200	222

Series B, Rev., 5.00%, 11/15/2030	2,500	2,570

Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,774

United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	50	51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Utility Debt Securitization Authority

Series 2016A, Rev., 5.00%, 6/15/2025	100	105

Series 2016B, Rev., 5.00%, 6/15/2025	50	53

Series 2016A, Rev., 5.00%, 6/15/2027	25	28

Rev., 5.00%, 12/15/2036	5,250	5,910

Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,509

Utility Debt Securitization Authority, Federally Tax-Exempt

Series TE, Rev., 5.00%, 12/15/2029	1,500	1,599

Series TE, Rev., 5.00%, 12/15/2032	3,500	3,731

Wantagh Union Free School District Series 2013A, GO, 5.00%, 9/1/2022	30	31

Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project

Series 2021D, Rev., 2.88%, 7/1/2026 (d)	3,765	3,707

Series 2021C, Rev., 3.20%, 7/1/2028 (d)	13,350	13,116

Series 2021A, Rev., 5.00%, 7/1/2041 (d)	10,770	11,276

Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.00%, 7/1/2040	1,000	998

Total New York		540,992

North Carolina — 1.3%

City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,208

City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport

Rev., 5.00%, 7/1/2031	25	31

Series A, Rev., 5.00%, 7/1/2034	25	29

City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2028	25	29

City of Raleigh, Limited Obligation Rev., 5.00%, 2/1/2029	305	346

City of Wilmington Series 2014A, Rev., 5.00%, 6/1/2028	400	432

County of Brunswick, Limited Obligation Rev., 5.00%, 4/1/2022	30	30

County of Buncombe, Limited Obligation

Series 2020A, Rev., 5.00%, 6/1/2030	75	94

Series 2020A, Rev., 5.00%, 6/1/2031	290	362

Series 2020A, Rev., 5.00%, 6/1/2033	125	156

County of Chatham, Limited Obligation Rev., 5.00%, 11/1/2026	1,880	2,061

County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20	21

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

County of Duplin Rev., 5.00%, 6/1/2032 (f)	125	158

County of Harnett, Limited Obligation Rev., 4.00%, 10/1/2035	45	51

County of Moore Series 2019A, GO, 5.00%, 1/15/2024	20	21

County of Onslow, Public Facilities Company Ltd., Limited Obligation

Rev., 5.00%, 10/1/2026	25	29

Rev., 4.00%, 10/1/2032	340	375

County of Union, Enterprise System Series 2019A, Rev., 5.00%, 6/1/2024	20	22

County of Wake, Limited Obligation

Rev., 5.00%, 9/1/2023	25	26

Rev., 5.00%, 9/1/2024	25	28

North Carolina Capital Facilities Finance Agency, High Point University

Rev., 5.00%, 5/1/2031	500	610

Rev., 4.00%, 5/1/2032	1,000	1,124

Rev., 4.00%, 5/1/2033	1,000	1,123

Rev., 4.00%, 5/1/2034	900	1,010

North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.

Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,253

Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,579

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	758

North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2041	415	453

North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group

Rev., 4.00%, 10/1/2035	650	716

Rev., 4.00%, 10/1/2040	600	653

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,800	14,182

North Carolina Turnpike Authority, Triangle Expressway System Series 2018A, Rev., 4.00%, 1/1/2035	85	95

Raleigh Durham Airport Authority

Series 2020B, Rev., 5.00%, 5/1/2026	30	34

Series 2015B, Rev., AMT, 5.00%, 5/1/2027	1,135	1,250

Series 2020B, Rev., 5.00%, 5/1/2029	25	30

Series 2020B, Rev., 5.00%, 5/1/2031	75	94

Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	3,119

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — continued

State of North Carolina Rev., 5.00%, 3/1/2033	15,000	18,021

University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	53

University of North Carolina, Hospital at Chapel Hill Rev., 5.00%, 2/1/2032	25	30

University of North Carolina, School of the Arts

Rev., 5.00%, 2/1/2032	1,285	1,548

Rev., 5.00%, 2/1/2033	850	1,023

Rev., 5.00%, 2/1/2034	1,240	1,491

Rev., 5.00%, 2/1/2036	1,385	1,662

Rev., 4.00%, 2/1/2040	500	552

Rev., 4.00%, 2/1/2045	1,750	1,916

Total North Carolina		59,888

North Dakota — 0.0% (e)

City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	313

Ohio — 2.6%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group

Rev., 5.00%, 11/15/2028	130	153

Rev., 5.00%, 11/15/2029	275	329

Rev., 5.00%, 11/15/2030	350	425

Rev., 5.00%, 11/15/2031	300	363

Rev., 5.00%, 11/15/2032	350	423

American Municipal Power, Inc., Fremont Energy Center Project

Series 2021A, Rev., 5.00%, 2/15/2032	3,285	4,084

Series 2021A, Rev., 5.00%, 2/15/2033	1,250	1,553

Series 2021A, Rev., 5.00%, 2/15/2034	3,250	4,033

Series 2021A, Rev., 4.00%, 2/15/2036	1,975	2,254

American Municipal Power, Inc., Solar Electricity Prepayment Project

Series 2019A, Rev., 5.00%, 2/15/2023	150	156

Series 2019A, Rev., 5.00%, 2/15/2024	225	241

Series 2019A, Rev., 5.00%, 2/15/2025	160	177

Series 2019A, Rev., 5.00%, 2/15/2026	200	227

Series 2019A, Rev., 5.00%, 2/15/2027	250	289

Series 2019A, Rev., 5.00%, 2/15/2028	225	266

Bowling Green State University, General Receipts

Series 2020A, Rev., 5.00%, 6/1/2033	375	458

Series 2020A, Rev., 5.00%, 6/1/2034	450	549

Series 2020A, Rev., 5.00%, 6/1/2035	650	793

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Buckeye Tobacco Settlement Financing Authority

Series 2020A-2, Class 1, Rev., 5.00%, 6/1/2034	1,000	1,182

Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2037	2,000	2,203

Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2039	2,000	2,194

City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	32

City of Columbus, Various Purpose, Unlimited Tax Series 2017-1, GO, 5.00%, 4/1/2029	11,010	13,030

City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	425	481

City of Huber Heights, Limited Tax, Various Purpose GO, 5.00%, 12/1/2032	25	29

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 8/1/2032	340	414

Series 2020A, Rev., 5.00%, 8/1/2033	325	395

Series 2020A, Rev., 5.00%, 8/1/2034	355	430

Series 2020A, Rev., 4.00%, 8/1/2041	905	1,008

City of North Ridgeville, Limited Tax GO, 4.00%, 12/1/2023	20	21

Cleveland Department of Public Utilities Division of Water

Series 2017BB, Rev., 5.00%, 1/1/2026	25	28

Series 2017BB, Rev., 5.00%, 1/1/2032	45	52

Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project

Rev., 5.00%, 7/1/2031	200	247

Rev., 5.00%, 7/1/2032	225	278

Rev., 5.00%, 7/1/2033	250	308

Rev., 5.00%, 7/1/2034	200	246

Rev., 5.00%, 7/1/2035	200	246

Rev., 5.00%, 7/1/2036	300	369

Rev., 4.00%, 7/1/2037	200	229

Rev., 4.00%, 7/1/2038	250	285

Rev., 4.00%, 7/1/2039	280	319

Rev., 4.00%, 7/1/2040	200	227

Rev., 4.00%, 7/1/2046	750	843

Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,416

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	81

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2023 (b)	1,835	1,958

County of Franklin, Health Care Facilities, Ohio Living Communities

Series 2020B, Rev., 4.00%, 7/1/2028	225	252

Series 2020B, Rev., 4.00%, 7/1/2029	265	297

Series 2020B, Rev., 4.00%, 7/1/2030	875	977

Series 2020B, Rev., 4.00%, 7/1/2031	925	1,028

Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,593

Series 2020B, Rev., 4.00%, 7/1/2033	385	424

Series 2020B, Rev., 4.00%, 7/1/2034	475	521

Series 2020B, Rev., 4.00%, 7/1/2035	365	399

Series 2020B, Rev., 5.00%, 7/1/2040	5,290	6,003

County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Series 2016C, Rev., 5.00%, 11/1/2027	325	380

County of Franklin, Trinity Health Credit Group Series 2019A, Rev., 5.00%, 12/1/2036	1,250	1,509

County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	56

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University

Rev., 4.00%, 5/1/2026	270	271

Rev., 5.00%, 5/1/2030	500	528

County of Montgomery, Dayton Children’s Hospital Rev., 4.00%, 8/1/2046	950	1,058

County of Montgomery, Kettering Health Network Obligated Group Project Rev., 5.00%, 8/1/2035	375	463

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group

Series 2019A, Rev., 5.00%, 7/1/2027	840	970

Series 2013A, Rev., 5.00%, 7/1/2028	1,200	1,260

Series 2013A, Rev., 5.75%, 7/1/2028	750	795

Series 2019A, Rev., 5.00%, 7/1/2031	250	297

Series 2019A, Rev., 4.00%, 7/1/2033	920	1,022

Series 2013A, Rev., 5.75%, 7/1/2033	1,400	1,485

Dayton City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 5.00%, 11/1/2029	10	12

Lakota Local School District/Sandusky Seneca and Wood Counties, School Facilities Construction and Improvement GO, 5.00%, 1/15/2023	50	52

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Miami Valley Career Technology Center, Various Purpose School Improvement, Unlimited Tax

GO, 5.00%, 12/1/2032	35	42

New Albany Plain Local School District, School Improvement GO, 5.00%, 12/1/2023	25	27

Northeast Ohio Regional Sewer District, Wastewater Improvement

Rev., 4.00%, 11/15/2024 (b)	15	16

Rev., 5.00%, 11/15/2024 (b)	1,500	1,650

Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014A, Rev., 2.40%, 10/1/2029 (c)	1,820	1,872

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project

Rev., 3.00%, 11/1/2024	100	100

Rev., 3.00%, 11/1/2025	605	602

Rev., 3.00%, 11/1/2026	585	579

Rev., 3.00%, 11/1/2027	645	635

Rev., 3.00%, 11/1/2028	655	640

Rev., 5.00%, 11/1/2034	1,520	1,673

Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,303

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project

Rev., 5.00%, 3/1/2029	720	823

Rev., 5.00%, 3/1/2034	3,000	3,375

Ohio Higher Educational Facility Commission, Xavier University 2020 Project

Rev., 5.00%, 5/1/2033	500	606

Rev., 5.00%, 5/1/2034	520	630

Rev., 5.00%, 5/1/2035	440	532

Rev., 5.00%, 5/1/2036	460	556

Rev., 4.00%, 5/1/2037	695	778

Rev., 4.00%, 5/1/2039	680	758

Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	24

Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2026	55	63

Ohio Turnpike and Infrastructure Commission, Junior Lien

Series 2018A, Rev., 5.00%, 2/15/2030	50	59

Series 2022A, Rev., 5.00%, 2/15/2032 (f)	4,000	4,934

Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	63

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2017A, Rev., 5.00%, 12/1/2029	25	29

Series 2019B, Rev., 5.00%, 12/1/2035	55	68

Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (d)	245	238

Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series 2018A, GO, 5.00%, 12/15/2026	1,000	1,164

State of Ohio Series 2014A, GO, 5.00%, 9/15/2022	25	26

State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects

Series 2017A, Rev., 5.00%, 4/1/2027 (b)	760	894

Series 2017A, Rev., 5.00%, 4/1/2033	25	29

State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects

Series 2017B, Rev., 5.00%, 10/1/2023	35	37

Series B, Rev., 5.00%, 10/1/2029	1,495	1,531

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	41

State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects Series 2018A, Rev., 5.00%, 4/1/2029	1,760	2,098

State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	201

State of Ohio, Higher Education Series 2018A, GO, 5.00%, 2/1/2030	30	34

State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts Series V, GO, 5.00%, 5/1/2034	10	12

State of Ohio, Major New Infrastructure Project

Series 1, Rev., 5.00%, 12/15/2028	7,500	8,598

Series 2019-1, Rev., 5.00%, 12/15/2028	25	30

Series 1, Rev., 5.00%, 12/15/2029	7,000	8,018

State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2037	1,700	1,875

University of Akron (The), General Receipts

Series 2015A, Rev., 5.00%, 1/1/2025 (b)	95	105

Series 2015A, Rev., 5.00%, 1/1/2025	15	16

Total Ohio		116,279

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — 0.3%

Grand River Dam Authority

Series 2014A, Rev., 4.00%, 6/1/2024	25	27

Series 2016A, Rev., 5.00%, 6/1/2031	60	69

McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project

Rev., 4.00%, 9/1/2027	600	663

Rev., 4.00%, 9/1/2028	675	754

Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	27

Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.00%, 7/1/2022	25	25

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	250	256

Rev., 5.00%, 10/1/2023	180	191

Rev., 5.00%, 10/1/2025	510	571

Rev., 5.00%, 10/1/2026	500	574

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	7,098

Oklahoma Turnpike Authority, Second Senior

Series 2017C, Rev., 5.00%, 1/1/2036	25	29

Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,245

Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	33

Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Series A, Rev., 5.00%, 9/1/2028	15	18

University of Oklahoma (The) Series 2014C, Rev., 5.00%, 7/1/2031	50	51

Total Oklahoma		12,631

Oregon — 1.2%

City of Medford, Limited Tax GO, 5.00%, 7/15/2023 (b)	25	26

City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	792

City of Portland, Sewer System, First Lien Series 2015A, Rev., 5.00%, 6/1/2026	5,350	5,963

City of Portland, Sewer System, Second Lien Series 2019A, Rev., 5.00%, 3/1/2031	85	105

City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2031	45	56

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	83

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — continued

City of Salem

GO, 5.00%, 6/1/2026	460	528

GO, 5.00%, 6/1/2029	2,055	2,472

City of Tualatin GO, 5.00%, 6/15/2028	15	18

Clackamas County School District No. 7J Lake Oswego GO, 5.00%, 6/1/2029	20	23

Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2026	4,725	5,442

Hillsboro School District No. 1J

GO, 5.00%, 6/15/2026	4,000	4,597

GO, 5.00%, 6/15/2027	1,470	1,732

Mount Hood Community College District, Full Faith and Credit GO, 5.00%, 6/1/2022	5	5

Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series 2019A, GO, Zero Coupon, 6/15/2035	600	409

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2024	200	218

Series 2020A, Rev., 5.00%, 10/1/2025	200	224

Series 2020A, Rev., 5.00%, 10/1/2026	125	143

Series 2020A, Rev., 5.00%, 10/1/2027	150	176

Series 2020A, Rev., 5.00%, 10/1/2028	175	209

Series 2020A, Rev., 5.00%, 10/1/2029	300	364

Series 2020A, Rev., 5.00%, 10/1/2030	300	370

Series 2020A, Rev., 5.00%, 10/1/2035	140	169

Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,387

Oregon State Lottery

Series 2014C, Rev., 5.00%, 4/1/2024	25	27

Series 2015C, Rev., 5.00%, 4/1/2026	200	222

Series 2014A, Rev., 5.00%, 4/1/2027	100	108

Series A, Rev., 5.00%, 4/1/2031	1,950	2,262

Series A, Rev., 5.00%, 4/1/2032	1,750	2,027

Series A, Rev., 5.00%, 4/1/2033	3,500	4,055

Series A, Rev., 5.00%, 4/1/2035	2,470	2,856

Portland Community College District

GO, 5.00%, 6/15/2023	35	37

GO, 5.00%, 6/15/2026	710	817

GO, 5.00%, 6/15/2027	2,640	3,030

Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375	402

State of Oregon, Article XI-G State Projects

Series L, GO, 5.00%, 8/1/2035	1,930	2,263

Series L, GO, 5.00%, 8/1/2036	1,975	2,315

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued

State of Oregon, Article XI-Q State Projects

Series 2019A, GO, 5.00%, 5/1/2030	40	49

Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,287

State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	49

Washington and Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2024 (b)	105	114

Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2022	25	26

Yamhill County Hospital Authority, Friendsview, Tax Exempt

Series 2021B-3, Rev., 1.75%, 11/15/2026	415	406

Series 2021A, Rev., 5.00%, 11/15/2036	610	695

Series 2021A, Rev., 5.00%, 11/15/2046	770	859

Series 2021A, Rev., 5.00%, 11/15/2051	550	611

Yamhill County School District No. 40 McMinnville

GO, 4.00%, 6/15/2029	5	6

GO, 4.00%, 6/15/2035	75	81

Total Oregon		52,032

Pennsylvania — 4.2%

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group

Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,296

Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,221

Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,913

Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,481

Allegheny County Hospital Development Authority, Pittsburgh Medical Center

Series 2019A, Rev., 5.00%, 7/15/2022	25	25

Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,511

Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,449

Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	5

Allentown City School District, Limited Tax

Series B, GO, 5.00%, 2/1/2029	3,110	3,727

Series B, GO, 5.00%, 2/1/2030	4,300	5,250

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2025	500	542

Rev., 5.00%, 11/1/2027	1,150	1,289

Rev., 5.00%, 11/1/2028	1,535	1,689

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Rev., 5.00%, 11/1/2029	350	382

Rev., 5.00%, 11/1/2030	600	652

Berks County Municipal Authority (The), Tower Health Project

Series 2020B-2, Rev., 5.00%, 2/1/2027 (c)	10,985	12,050

Series 2020A, Rev., 5.00%, 2/1/2028	1,050	1,180

Series 2020A, Rev., 5.00%, 2/1/2029	740	842

Series 2020A, Rev., 5.00%, 2/1/2030	800	921

Series 2020B-3, Rev., 5.00%, 2/1/2030 (c)	2,015	2,282

Series 2020A, Rev., 5.00%, 2/1/2031	700	812

Series 2020A, Rev., 5.00%, 2/1/2032	750	875

Bucks County Industrial Development Authority, Grand View Hospital Project

Rev., 5.00%, 7/1/2025	370	404

Rev., 5.00%, 7/1/2026	450	502

Rev., 5.00%, 7/1/2027	475	540

Rev., 5.00%, 7/1/2028	500	577

Rev., 5.00%, 7/1/2029	500	586

Rev., 5.00%, 7/1/2030	675	802

Rev., 5.00%, 7/1/2031	1,150	1,385

Rev., 5.00%, 7/1/2032	500	603

Rev., 5.00%, 7/1/2033	1,170	1,411

Rev., 5.00%, 7/1/2034	1,300	1,566

Rev., 5.00%, 7/1/2035	1,055	1,269

Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT4, Rev., 4.00%, 11/1/2036	535	539

Centennial School District Bucks County GO, 5.00%, 12/15/2024	20	22

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 5.00%, 12/1/2032	475	583

Rev., 5.00%, 12/1/2033	740	907

Rev., 5.00%, 12/1/2034	400	490

Rev., 5.00%, 12/1/2035	175	214

Rev., 5.00%, 12/1/2036	305	371

Rev., 5.00%, 12/1/2037	450	547

Rev., 5.00%, 12/1/2038	950	1,150

City of Erie, Higher Education Building Authority, Gannon University Project — AICUP Financing Program

Series 2021TT1, Rev., 4.00%, 5/1/2036	100	110

Series 2021TT1, Rev., 4.00%, 5/1/2041	100	109

City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	285

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Commonwealth Financing Authority, Tobacco Master Settlement Payment

Rev., 5.00%, 6/1/2024	1,275	1,377

Rev., 5.00%, 6/1/2025	1,875	2,081

Rev., 5.00%, 6/1/2026	1,120	1,276

Rev., 5.00%, 6/1/2027	1,500	1,749

Rev., 5.00%, 6/1/2028	2,620	3,117

Rev., 5.00%, 6/1/2029	1,120	1,325

Commonwealth of Pennsylvania

Series 1, GO, 5.00%, 6/15/2024 (b)	50	54

Series 2018A, COP, 5.00%, 7/1/2028	400	472

Series 2018A, COP, 5.00%, 7/1/2029	300	354

Series 2018A, COP, 5.00%, 7/1/2030	375	442

Series 2018A, COP, 5.00%, 7/1/2031	425	500

Series 2018A, COP, 5.00%, 7/1/2034	450	528

County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	60

County of Berks GO, 5.00%, 11/15/2023	20	21

County of Bucks GO, 5.00%, 5/1/2027	325	373

County of Cambria

Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	552

Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	550

Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	765

Delaware County Authority, Haverford College

Series 2017A, Rev., 5.00%, 10/1/2026	30	35

Series 2017A, Rev., 5.00%, 10/1/2030	40	47

Series 2017A, Rev., 5.00%, 10/1/2042	45	51

DuBois Hospital Authority, Penn Highlands Healthcare

Rev., 5.00%, 7/15/2029	1,700	1,992

Rev., 5.00%, 7/15/2030	2,000	2,337

Rev., 5.00%, 7/15/2031	1,450	1,690

Rev., 5.00%, 7/15/2032	1,525	1,775

Rev., 5.00%, 7/15/2034	1,675	1,947

Rev., 4.00%, 7/15/2043	5,670	6,167

Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	60

Erie City Water Authority

Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,524

Series B, Rev., AGM, 5.00%, 12/1/2033	800	985

Series 2018D, Rev., 4.00%, 12/1/2036	35	40

Geisinger Authority, Health System Series 2020A, Rev., 4.00%, 4/1/2039	6,665	7,403

Kiski Valley Water Pollution Control Authority, Sewer Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	342

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	85

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Lancaster County Hospital Authority, Health Center, Masonic Villages Project Rev., 5.00%, 11/1/2028	1,215	1,327

Lehigh County Industrial Development Authority, Seven Generation Charter School

Series 2021A, Rev., 4.00%, 5/1/2031	340	358

Series 2021A, Rev., 4.00%, 5/1/2041	890	910

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2027	815	924

Rev., 5.00%, 4/1/2028	600	691

Rev., 5.00%, 4/1/2029	815	953

Rev., 5.00%, 4/1/2030	760	900

Rev., 5.00%, 4/1/2031	705	832

Rev., 5.00%, 4/1/2032	945	1,112

Rev., 5.00%, 4/1/2033	920	1,081

Rev., 5.00%, 4/1/2034	520	610

Rev., 4.00%, 4/1/2036	515	559

Rev., 4.00%, 4/1/2037	545	590

Rev., 4.00%, 4/1/2038	695	752

Rev., 4.00%, 4/1/2039	305	329

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,706

Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,232

Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	331

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 4.00%, 12/1/2024	155	165

Rev., 4.00%, 12/1/2025	150	163

Rev., 4.00%, 12/1/2026	150	165

Rev., 4.00%, 12/1/2027	200	221

Rev., 4.00%, 12/1/2028	205	226

Rev., 4.00%, 12/1/2029	250	275

Rev., 4.00%, 12/1/2030	300	328

Rev., 4.00%, 12/1/2031	300	328

Rev., 4.00%, 12/1/2032	435	474

Rev., 4.00%, 12/1/2033	400	436

Rev., 4.00%, 12/1/2034	165	180

Rev., 4.00%, 12/1/2035	175	191

Rev., 4.00%, 12/1/2036	175	190

Rev., 4.00%, 12/1/2037	100	109

Rev., 4.00%, 12/1/2038	100	109

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Nazareth Area School District

Series E, GO, 5.00%, 11/15/2025 (b)	810	915

Series D, GO, 5.00%, 11/15/2030	900	1,014

Series D, GO, 5.00%, 11/15/2035	1,390	1,561

Series D, GO, 5.00%, 11/15/2036	1,250	1,402

Series D, GO, 5.00%, 11/15/2037	550	616

Pennsbury School District Series 2019A, GO, 4.00%, 8/1/2022	25	25

Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project

Rev., 4.00%, 7/1/2030	1,265	1,391

Rev., 4.00%, 7/1/2033	1,750	1,913

Pennsylvania Higher Educational Facilities Authority, Trustees of the University

Series 2016A, Rev., 5.00%, 8/15/2023	50	53

Series 2015A, Rev., 5.00%, 10/1/2023	30	32

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System

Rev., 5.00%, 8/15/2029	40	49

Rev., 5.00%, 8/15/2031	50	61

Rev., 5.00%, 8/15/2040	100	111

Pennsylvania State University (The) Series A, Rev., 5.00%, 9/1/2023	40	42

Pennsylvania Turnpike Commission

Series 2019A, Rev., 5.00%, 12/1/2032	1,750	2,144

Series 2019A, Rev., 5.00%, 12/1/2033	1,240	1,516

Series 2020B, Rev., 5.00%, 12/1/2033	470	587

Series 2019A, Rev., 5.00%, 12/1/2034	1,400	1,707

Series 2019A, Rev., 5.00%, 12/1/2035	2,000	2,434

Series 2021B, Rev., 4.00%, 12/1/2041	2,645	2,976

Series 2021B, Rev., 4.00%, 12/1/2042	3,000	3,367

Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	340	370

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	294

Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project

Series 2021A, Rev., 4.00%, 6/1/2041	375	388

Series 2021A, Rev., 4.00%, 6/1/2051	400	408

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,704

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

School District of the City of Erie (The)

Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,472

Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,089

Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,200

Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	605

School District of the City of Erie (The), Limited Tax

Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	606

Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	648

Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	372

Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	515

Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	634

Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,293

Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	992

Spring-Ford Area School District GO, 5.00%, 6/1/2023	50	52

St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	30

Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	54

Township of Hampton GO, 4.00%, 1/1/2039	45	50

Township of Lower Paxton GO, 4.00%, 4/1/2033	35	40

Township of Palmer Series 2020D, GO, 4.00%, 11/15/2025	20	22

Township of Radnor Series B, GO, 4.00%, 7/15/2023 (b)	10	10

Township of Spring GO, 5.00%, 11/15/2028	25	30

Upper Merion Area School District

GO, 5.00%, 1/15/2029	350	396

GO, 5.00%, 1/15/2031	650	734

GO, 5.00%, 1/15/2033	480	541

GO, 5.00%, 1/15/2034	200	225

GO, 5.00%, 1/15/2035	475	534

Warwick School District GO, 4.00%, 3/1/2024	30	32

West Chester Area School District GO, 4.00%, 5/15/2040	40	44

Wilkes-Barre Area School District

GO, 5.00%, 4/15/2023	110	115

GO, 3.50%, 4/15/2038	370	395

GO, 3.50%, 4/15/2039	235	251

GO, 3.75%, 4/15/2044	1,500	1,618

Total Pennsylvania		187,793

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Puerto Rico — 0.3%

Puerto Rico Public Finance Corp. (Puerto Rico) Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (b)	10,000	11,890

Rhode Island — 0.0% (e)

Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	27

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	534

State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2019A, GO, 4.00%, 5/1/2037	50	57

Total Rhode Island		618

South Carolina — 0.3%

Beaufort-Jasper Water and Sewer Authority Series 2019A, Rev., 5.00%, 3/1/2029	25	31

Berkeley County School District

Rev., 5.00%, 12/1/2022	1,000	1,031

Rev., 5.00%, 12/1/2023	1,505	1,607

Charleston County Airport District Rev., 5.00%, 7/1/2026	100	114

City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	566

Easley Combined Utility System

Rev., AGM, 4.00%, 12/1/2033	600	683

Rev., AGM, 4.00%, 12/1/2034	780	886

Lexington County Health Services District, Inc., LexMed Obligated Group

Rev., 5.00%, 11/1/2029	575	670

Rev., 4.00%, 11/1/2030	750	825

Rev., 4.00%, 11/1/2031	500	549

Rev., 4.00%, 11/1/2032	535	587

Rev., 4.00%, 11/1/2033	200	219

Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,365

South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (d)	625	635

South Carolina State Fiscal Accountability Authority, Department of Mental Health Project Rev., 5.00%, 10/1/2037	300	350

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2023	35	37

Total South Carolina		13,155

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	87

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Dakota — 0.0% (e)

Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	28

Tennessee — 6.1%

Chattanooga Health Educational and Housing Facility Board, Commonspirit Health

Series 2019A-1, Rev., 5.00%, 8/1/2031	1,000	1,187

Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,184

Series 2019A-1, Rev., 5.00%, 8/1/2034	750	885

Series 2019A-1, Rev., 5.00%, 8/1/2035	510	601

City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	54

City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	122

City of Knoxville, Electric System Series 2017-II, Rev., 5.00%, 7/1/2023	25	26

County of Anderson, Rural Elementary School Series 2018A, GO, 5.00%, 5/1/2025	890	990

County of Anderson, Rural High School

Series B, GO, 5.00%, 5/1/2024	750	810

Series 2018B, GO, 5.00%, 5/1/2025	785	873

County of Blount Series B, GO, 5.00%, 6/1/2027	1,000	1,146

County of Knox GO, 5.00%, 6/1/2029	1,410	1,690

County of Madison GO, 5.00%, 5/1/2026	3,770	4,316

County of Sevier GO, 5.00%, 6/1/2025	145	162

County of Shelby Series 2019B, GO, 5.00%, 4/1/2022	30	30

County of Shelby, Public Improvement Series 2019A, GO, 4.00%, 4/1/2034	9,470	10,718

County of Sullivan GO, 4.00%, 5/1/2045	40	43

County of Washington Series 2016A, GO, 4.00%, 6/1/2032	35	38

County of Wilson GO, 5.00%, 4/1/2022	10	10

County of Wilson, District School GO, 5.00%, 4/1/2026	65	74

Franklin Special School District, School Improvement

GO, 5.00%, 6/1/2028	100	120

GO, 5.00%, 6/1/2030	300	368

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group

Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,721

Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,193

Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,554

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2025	855	958

Rev., 5.00%, 11/15/2027	800	939

Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2030	545	656

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project

Series 2021B, Rev., 4.00%, 10/1/2041	1,135	1,186

Metropolitan Government of Nashville and Davidson County

GO, 5.00%, 7/1/2024	15	16

Series C, GO, 5.00%, 7/1/2025 (b)	5,500	6,153

GO, 5.00%, 7/1/2029	27,295	32,844

GO, 5.00%, 1/1/2031	15	17

GO, 4.00%, 7/1/2031	17,400	19,398

GO, 5.00%, 7/1/2031	10,000	12,009

GO, 4.00%, 7/1/2036	24,290	27,370

GO, 4.00%, 7/1/2037	16,205	18,249

Metropolitan Nashville Airport Authority (The), Subordinate Airport

Series 2019A, Rev., 5.00%, 7/1/2031	850	1,042

Series 2019A, Rev., 5.00%, 7/1/2032	850	1,037

Series 2019A, Rev., 5.00%, 7/1/2033	825	1,004

Series 2019A, Rev., 5.00%, 7/1/2034	275	334

Series 2019A, Rev., 5.00%, 7/1/2035	545	660

Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	357

Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,392

Series 2019A, Rev., 5.00%, 7/1/2037	1,750	2,111

Series 2019A, Rev., 5.00%, 7/1/2039	1,800	2,163

Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	740

Series 2019A, Rev., 5.00%, 7/1/2044	1,620	1,925

Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,654

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,504

Series 2019A, Rev., 5.75%, 10/1/2054	4,280	4,415

Series 2019A, Rev., 5.75%, 10/1/2059	1,240	1,271

Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	4,700	5,188

Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (c)	20,000	24,056

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Tennessee Energy Acquisition Corp., Gas Project

Series 2017A, Rev., 4.00%, 5/1/2023 (c)	22,170	22,755

Rev., 4.00%, 11/1/2025 (c)	29,000	31,132

Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,767

Tennessee State School Bond Authority, Higher Educational Facilities Second Program

Series A, Rev., 5.00%, 11/1/2026	15	17

Series B, Rev., 5.00%, 11/1/2030	3,645	4,326

Series B, Rev., 5.00%, 11/1/2031	75	89

Total Tennessee		275,649

Texas — 4.6%

Alto Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2030	25	30

Arlington Higher Education Finance Corp.

Series 2021A, Rev., 5.00%, 8/15/2024	195	205

Series 2021A, Rev., 5.00%, 8/15/2025	205	218

Series 2021A, Rev., 5.00%, 8/15/2026	190	204

Series 2021A, Rev., 5.00%, 8/15/2027	105	114

Series 2021A, Rev., 5.00%, 8/15/2028	35	38

Series 2021A, Rev., 4.00%, 8/15/2029	40	41

Series 2021A, Rev., 4.00%, 8/15/2030	45	46

Series 2021A, Rev., 4.00%, 8/15/2031	45	46

Series 2021A, Rev., 4.00%, 8/15/2036	170	172

Arlington Higher Education Finance Corp., Uplift Education Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2032	20	23

Arlington Higher Education Finance Corp., Wayside Schools Series 2021A, Rev., 4.00%, 8/15/2041	305	307

Arlington Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2031	40	48

GO, PSF-GTD, 4.00%, 2/15/2036	25	29

Austin Community College District, Limited Tax GO, 5.00%, 8/1/2030	35	41

Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien

Series 2021A, Rev., 2.50%, 10/1/2031	270	252

Series 2021A, Rev., 4.00%, 10/1/2050	875	903

Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	27

Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	28

Board of Regents of the University of Texas System, Financing System

Series 2016E, Rev., 5.00%, 8/15/2026	25	29

Series 2016J, Rev., 5.00%, 8/15/2027	50	57

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 4.00%, 1/1/2044	8,255	9,094

City of Austin GO, 5.00%, 9/1/2030	10	11

City of Austin, Airport System

Rev., AMT, 5.00%, 11/15/2033	500	541

Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,181

Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,663

City of Carrollton GO, 5.00%, 8/15/2024	10	11

City of College Station GO, 5.00%, 2/15/2024	25	27

City of Conroe Series 2019B, GO, 5.00%, 11/15/2028	20	24

City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	24

City of Dallas GO, 5.00%, 2/15/2029	2,505	2,758

City of Denton GO, 5.00%, 2/15/2025	25	28

City of El Paso

GO, 4.00%, 8/15/2031	75	83

Series 2020A, GO, 4.00%, 8/15/2035	750	856

City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2028	30	36

City of Fort Worth, Water and Sewer System Improvement Series 2015A, Rev., 5.00%, 2/15/2023	35	36

City of Frisco Series 2011, GO, 5.00%, 2/15/2023	2,160	2,167

City of Grand Prairie, Combination Tax

GO, 5.00%, 2/15/2026	20	23

Series 2019A, GO, 5.00%, 2/15/2029	20	23

City of Houston, Airport System, Subordinate Lien

Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	201

Series 2018B, Rev., 5.00%, 7/1/2030	85	101

Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	291

Series 2021A, Rev., AMT, 5.00%, 7/1/2033	750	911

Series 2018D, Rev., 5.00%, 7/1/2038	65	77

City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,600	3,716

City of Houston, Combined Utility System, First Lien

Series 2014C, Rev., 5.00%, 5/15/2023	20	21

Series 2016B, Rev., 4.00%, 11/15/2031	25	28

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	89

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,650

Series 2016B, Rev., 4.00%, 11/15/2037	40	44

City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (b)	2,000	2,779

City of Houston, Public Improvement Series 2014A, GO, 5.00%, 3/1/2024 (b)	5,300	5,698

City of Irving, Hotel Occupancy, Occupancy Tax

GO, 5.50%, 8/15/2027	2,785	3,364

GO, 5.00%, 8/15/2028	40	48

City of Irving, Waterworks and Sewer System, New Lien Rev., 5.00%, 8/15/2029	20	24

City of Killeen GO, 4.00%, 8/1/2033	50	55

City of Laredo GO, 5.00%, 2/15/2023	45	47

City of Laredo, Waterworks and Sewer System

Rev., 4.00%, 3/1/2035	30	34

Rev., 4.00%, 3/1/2040	100	105

City of League City GO, 5.00%, 2/15/2023	20	21

City of Longview

GO, 5.00%, 6/1/2023	40	42

GO, 5.00%, 9/1/2023	25	26

City of Lubbock GO, 5.00%, 2/15/2026	35	40

City of Mansfield GO, 5.00%, 2/15/2024	30	32

City of McAllen GO, 5.00%, 2/15/2029	355	425

City of Mesquite GO, 5.00%, 2/15/2023	40	42

City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2024	55	59

City of Missouri City GO, 5.00%, 6/15/2023	55	58

City of Pflugerville, Combination Tax, Certificates of Obligation GO, 5.00%, 8/1/2033	30	37

City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	29

City of Plano

GO, 5.00%, 9/1/2028	2,210	2,593

GO, 5.00%, 9/1/2029	1,855	2,171

City of San Antonio, Electric and Gas Systems

Rev., 5.00%, 2/1/2023	35	36

Rev., 5.00%, 2/1/2026	6,000	6,813

Rev., 5.00%, 2/1/2028	310	369

Rev., 5.00%, 2/1/2029	100	116

Series 2020, Rev., 5.00%, 2/1/2036	30	37

City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	24

City of The Colony, Combination Tax, Certificates of Obligation GO, 5.00%, 2/15/2023	25	26

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (b)	2,705	2,887

City of Waco GO, 5.00%, 2/1/2023	35	36

City of Waco, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	35	42

City of Wylie, Combination Tax, Certificates of Obligation GO, 4.00%, 2/15/2024	20	21

Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	96

Coastal Water Authority, City of Houston Projects

Rev., 5.00%, 12/15/2022	3,160	3,171

Rev., 5.00%, 12/15/2025	5,115	5,133

Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2029	11,990	14,217

Comal Independent School District, Unlimited Tax

Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	103

GO, PSF-GTD, 5.00%, 2/1/2026	35	40

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	118

County of Brazos, Limited Tax GO, 5.00%, 9/1/2025	45	51

County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	58

County of Harris, Toll Road, Senior Lien

Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,183

Series 2016A, Rev., 5.00%, 8/15/2036	60	69

County of Harris, Unlimited Tax Series 2015A, GO, 5.00%, 10/1/2026	350	394

County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	54

County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	30

County of Lubbock GO, 5.00%, 2/15/2023	45	47

County of Parker, Unlimited Tax GO, 5.00%, 2/15/2023	20	21

County of Williamson, Limited Tax GO, 5.00%, 2/15/2027	50	59

Cypress-Fairbanks Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2026	55	63

Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	30

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Dallas Area Rapid Transit, Sales Tax, Senior Lien

Series 2016A, Rev., 5.00%, 12/1/2025 (b)	9,905	11,233

Rev., 5.00%, 12/1/2029	50	62

Series 2020A, Rev., 5.00%, 12/1/2030	45	56

Rev., 5.00%, 12/1/2031	45	56

Dallas Fort Worth International Airport Series F, Rev., 5.00%, 11/1/2024	5,000	5,309

Dallas Independent School District, Unlimited Tax GO, 5.00%, 2/15/2031	30	36

Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Rev., PSF-GTD, 4.00%, 2/15/2028	250	276

Forney Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/16/2026	15	14

Fort Bend County Municipal Utility District No. 25, Unlimited Tax

GO, 4.00%, 10/1/2022	100	102

GO, 4.00%, 10/1/2023	150	156

GO, 4.00%, 10/1/2024	375	398

Fort Bend Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	41

Frisco Independent School District, Unlimited Tax School Building GO, PSF-GTD, Zero Coupon, 8/15/2037	330	226

Garland Independent School District, Unlimited Tax, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	11

Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	34

Goose Creek Consolidated Independent School District, Unlimited Tax Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2027	30	35

Grand Parkway Transportation Corp., System Toll Series 2018A, Rev., 5.00%, 10/1/2034	45	53

Grapevine-Colleyville Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,123

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2028	185	202

Harris County Toll Road Authority (The), Senior Lien

Series 2018A, Rev., 5.00%, 8/15/2023	35	37

Series 2018A, Rev., 5.00%, 8/15/2024	30	33

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	30	33

Haskell Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	10	11

Houston Community College System, Combined Fee

Rev., 5.00%, 4/15/2023	25	26

Rev., 4.00%, 4/15/2031	25	27

Houston Community College System, Maintenance Tax GO, 5.00%, 2/15/2026	100	114

Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	250

Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	11,678

Hurst-Euless-Bedford Independent School District, Unlimited Tax Series 2017A, GO, 5.00%, 8/15/2024	80	87

Irving Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	52

Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	30

La Porte Independent School District, Unlimited Tax GO, 4.00%, 2/15/2030	20	21

Lake Travis Independent School District, School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2029	35	41

Lancaster Independent School District, Unlimited Tax Series 2015-C, GO, 5.00%, 2/15/2033	45	49

Lewisville Independent School District, Unlimited Tax

GO, 5.00%, 8/15/2023	20	21

Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	11

Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2026	505	551

GO, PSF-GTD, 5.00%, 8/15/2026	35	40

Longview Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	80	88

Lufkin Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025	40	45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	91

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,673

Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2023	25	27

New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Centre

Rev., 4.00%, 8/15/2027 (d)	515	545

Rev., 4.00%, 8/15/2028 (d)	540	573

Rev., 4.00%, 8/15/2029 (d)	450	479

Rev., 4.00%, 8/15/2030 (d)	465	495

Rev., 4.00%, 8/15/2036 (d)	2,000	2,117

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Rev., 4.00%, 1/1/2032 (f)	420	421

Rev., 4.00%, 1/1/2037 (f)	525	520

New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	600	626

North Texas Municipal Water District Water System

Rev., 5.00%, 9/1/2027	2,900	3,354

Rev., 5.00%, 9/1/2035	20	22

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	18

North Texas Municipal Water District, Wastewater System

Rev., 5.00%, 6/1/2027	15	18

North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,280

North Texas Tollway Authority, Second Tier

Series 2017B, Rev., 5.00%, 1/1/2026	550	568

Series 2017B, Rev., 5.00%, 1/1/2027	950	1,072

Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,233

Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	27

Permanent University Fund — Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,265

Pharr San Juan Alamo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2024	75	80

Port Authority of Houston of Harris County Texas Series 2015A, GO, 5.00%, 10/1/2023	25	27

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

San Antonio Education Facilities Corp., Hallmark University Project

Series 2021A, Rev., 5.00%, 10/1/2031	260	274

Series 2021A, Rev., 5.00%, 10/1/2041	200	207

San Antonio Education Facilities Corp., University of the Incarnate Word Project

Series 2021A, Rev., 4.00%, 4/1/2038	850	919

Series 2021A, Rev., 4.00%, 4/1/2039	1,000	1,079

Series 2021A, Rev., 4.00%, 4/1/2040	1,000	1,076

Series 2021A, Rev., 4.00%, 4/1/2041	900	966

San Antonio Water System, Junior Lien Series C, Rev., 5.00%, 5/15/2031	1,125	1,299

San Jacinto Community College District, Limited Tax

Series 2019A, GO, 5.00%, 2/15/2023	25	26

Series 2016A, GO, 5.00%, 2/15/2024	75	81

Series 2016B, GO, 5.00%, 2/15/2024	20	21

South Texas College, Limited Tax GO, 5.00%, 8/15/2023	40	42

Southwest Houston Redevelopment Authority, Tax Increment

Rev., AGM, 5.00%, 9/1/2027	40	46

Rev., AGM, 5.00%, 9/1/2028	190	220

Rev., AGM, 5.00%, 9/1/2030	175	208

Rev., AGM, 4.00%, 9/1/2031	225	249

Rev., AGM, 4.00%, 9/1/2032	250	276

Rev., AGM, 4.00%, 9/1/2033	225	247

Rev., AGM, 4.00%, 9/1/2034	225	247

Rev., AGM, 4.00%, 9/1/2035	225	247

Rev., AGM, 4.00%, 9/1/2036	350	384

Rev., AGM, 4.00%, 9/1/2037	390	427

State of Texas, Transportation Commission Mobility Fund Series 2017B, GO, 5.00%, 10/1/2030	11,185	13,237

Tarrant County Cultural Education Facilities Finance Corp., Christus Health

Series 2018A, Rev., 5.00%, 7/1/2025	150	167

Series 2018A, Rev., 5.00%, 7/1/2028	40	48

Series 2018B, Rev., 5.00%, 7/1/2033	100	120

Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Rev., 5.00%, 2/15/2026	50	57

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center

Rev., 5.00%, 12/1/2027	50	59

Rev., 5.00%, 12/1/2029	25	31

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project

Series 2020A, Rev., 6.25%, 11/15/2031	500	567

Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,883

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt

Series 2020B-2, Rev., 3.00%, 11/15/2026	1,665	1,667

Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	19,006

Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	28

Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2026	2,840	3,257

Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	3,460	3,892

Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	55

Texas Water Development Board, Water Implementation Fund

Series 2019A, Rev., 5.00%, 4/15/2023	25	26

Series 2018B, Rev., 5.00%, 4/15/2030	7,000	8,530

Town of Addison GO, 4.00%, 2/15/2023	100	103

Trinity River Authority, Central Regional Wastewater System

Rev., 5.00%, 8/1/2028	25	30

Rev., 5.00%, 8/1/2029	20	24

University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	34

University of North Texas System Series 2015A, Rev., 5.00%, 4/15/2040	50	55

Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	26

Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	29

West Harris County Regional Water Authority

Rev., 5.00%, 12/15/2032	910	1,122

Rev., 5.00%, 12/15/2035	1,160	1,427

Rev., 5.00%, 12/15/2036	1,325	1,628

Total Texas		209,314

Utah — 0.7%

City of Orem

GO, 5.00%, 12/1/2026	155	180

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued

GO, 5.00%, 12/1/2027	520	619

GO, 5.00%, 12/1/2028	565	686

City of Park City, Sales Tax Rev., 5.00%, 6/15/2026	2,165	2,482

City of Provo GO, 5.00%, 2/1/2027	1,230	1,438

City of Salt Lake, International Airport

Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	160

Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	140

Series 2018B, Rev., 5.00%, 7/1/2048	25	29

City of Salt Lake, Public Utilities Rev., 5.00%, 2/1/2032	10	11

County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	34

County of Utah, IHC Health Services, Inc.

Series 2018A, Rev., 5.00%, 5/15/2032	25	30

Series 2018A, Rev., 5.00%, 5/15/2034	70	83

Series 2018A, Rev., 5.00%, 5/15/2038	30	36

County of Utah, Transportation Sales Tax Rev., 5.00%, 12/1/2023	35	37

Davis School District, School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2031	35	43

Jordan School District, School Building GO, 5.00%, 6/15/2026	950	1,063

Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	83

Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (d)	1,105	1,027

Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2

Rev., 4.00%, 8/1/2024 (d)	1,120	1,155

Rev., 4.00%, 8/1/2026 (d)	1,290	1,345

Rev., 4.00%, 8/1/2028 (d)	1,230	1,285

Rev., 4.00%, 8/1/2031 (d)	1,000	1,031

Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	1,108

Military Installation Development Authority, Tax Allocation and Hotel Tax

Series 2021A-1, Rev., 4.00%, 6/1/2036	650	632

Series 2021A-1, Rev., 4.00%, 6/1/2041	525	500

State of Utah GO, 5.00%, 7/1/2029	4,925	5,803

University of Utah (The)

Series 2013A, Rev., 5.00%, 8/1/2023	25	26

Series 2015B, Rev., 5.00%, 8/1/2023	40	42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	93

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Series 2014A-1, Rev., 5.00%, 8/1/2024	15	16

Series 2017A, Rev., 5.00%, 8/1/2032	40	47

Series 2019A, Rev., 5.00%, 8/1/2032	70	87

Utah Charter School Finance Authority, Beehive Science and Technology Academy Project Series 2021A, Rev., 4.00%, 10/15/2031 (d)	1,250	1,288

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Series 2018A, Rev., 5.00%, 10/15/2023	620	655

Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,589

Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,150

Series 2018A, Rev., 5.25%, 10/15/2033	965	1,107

Utah Transit Authority, Sales Tax Series 2008A, Rev., 5.25%, 6/15/2022	25	25

Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	44

Utah Water Finance Agency, Loan Financing Program

Series 2019A, Rev., 5.00%, 3/1/2028	50	60

Series B, Rev., 5.00%, 3/1/2031	1,685	2,042

Series B, Rev., 5.00%, 3/1/2032	800	967

Series B, Rev., 5.00%, 3/1/2033	660	797

Series 2017C, Rev., 5.00%, 3/1/2034	350	403

West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	5

West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	34

Total Utah		31,424

Vermont — 0.0% (e)

City of Burlington, Public Improvement Series 2019A, GO, 4.00%, 11/1/2034	125	143

University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2024	25	27

Vermont Educational and Health Buildings Financing Agency, Middlebury College Project Series A, Rev., 5.00%, 11/1/2023	20	21

Vermont Municipal Bond Bank Series 2017-4, Rev., 5.00%, 12/1/2027	25	30

Total Vermont		221

Virginia — 2.5%

City of Alexandria Series 2017C, GO, 5.00%, 7/1/2026	4,065	4,695

City of Hampton, Public Improvement Series 2018A, GO, 5.00%, 9/1/2027	10	12

City of Newport News Rev., 5.00%, 7/15/2024	10	11

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

City of Portsmouth, Tax Exempt Series 2017A, GO, 5.00%, 7/15/2029	5,215	6,151

City of Richmond, Public Improvement

Series 2017D, GO, 5.00%, 3/1/2025	35	39

Series 2017D, GO, 5.00%, 3/1/2029	7,750	9,511

County of Arlington, Public Improvement GO, 5.00%, 8/15/2029	7,455	8,849

County of Chesterfield, Public Improvement Series 2018A, GO, 5.00%, 1/1/2027	30	35

County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	54

County of Henrico, Public Improvement GO, 5.00%, 7/15/2025	25	28

Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2022	75	76

Fairfax County Water Authority Subseries B, Rev., 5.25%, 4/1/2025	3,500	3,921

Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2018A, Rev., 5.00%, 7/1/2027	45	53

Lynchburg Economic Development Authority, Central Health, Inc.

Rev., 5.00%, 1/1/2032	1,125	1,414

Rev., 5.00%, 1/1/2033	2,745	3,458

Rev., 5.00%, 1/1/2035	2,545	3,198

Rev., 5.00%, 1/1/2036	875	1,099

Rev., 4.00%, 1/1/2038	550	618

Northern Virginia Transportation Authority, Special Tax

Rev., 5.00%, 6/1/2024	400	434

Rev., 5.00%, 6/1/2033	2,035	2,198

Rev., 5.00%, 6/1/2034	2,285	2,468

Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	28

Virginia Beach Development Authority, Public Facility

Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,131

Series B, Rev., 5.00%, 7/15/2025	2,635	2,948

Virginia College Building Authority, Education Facilities, Regent University Project

Rev., 5.00%, 6/1/2029	350	405

Rev., 5.00%, 6/1/2030	220	257

Rev., 5.00%, 6/1/2031	265	313

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2028	20	24

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2024	250	273

Virginia College Building Authority, Educational Facilities, Washington and Lee University Project

Rev., NATL-RE, 5.25%, 1/1/2026	4,135	4,492

Rev., NATL-RE, 5.25%, 1/1/2031	30	37

Virginia Commonwealth Transportation Board, Capital Projects

Rev., 5.00%, 5/15/2023	25	26

Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,456

Series 2017A, Rev., 5.00%, 5/15/2028	2,750	3,287

Series 2017A, Rev., 5.00%, 5/15/2030	10,000	11,874

Series 2017A, Rev., 5.00%, 5/15/2032	35	41

Virginia Commonwealth Transportation Board, Federal Transportation

Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65	64

Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	30	31

Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	20	21

Rev., GAN, 5.00%, 3/15/2024	20	22

Rev., GAN, 5.00%, 9/15/2024	15	16

Rev., GAN, 5.00%, 9/15/2025	45	51

Rev., GAN, 5.00%, 3/15/2026	20	23

Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2028	30	34

Virginia Resources Authority, Clean Water State Revolving Fund Rev., 5.50%, 10/1/2022	7,390	7,597

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	31

Virginia Resources Authority, Infrastructure Tax Exempt

Series A, Rev., 5.00%, 11/1/2022	40	41

Virginia Small Business Financing Authority, Senior Lien

Rev., AMT, 4.00%, 1/1/2029 (f)	775	836

Rev., AMT, 4.00%, 7/1/2029 (f)	1,000	1,082

Rev., AMT, 4.00%, 1/1/2030 (f)	3,250	3,524

Rev., AMT, 4.00%, 1/1/2031 (f)	5,250	5,717

Rev., AMT, 4.00%, 7/1/2031 (f)	2,500	2,730

Rev., AMT, 4.00%, 1/1/2032 (f)	2,000	2,188

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.

Rev., 5.00%, 1/1/2028	1,200	1,409

Rev., 5.00%, 1/1/2029	1,400	1,656

Rev., 5.00%, 1/1/2030	1,650	1,947

Rev., 5.00%, 1/1/2031	1,500	1,766

Rev., 5.00%, 1/1/2032	1,500	1,763

Total Virginia		113,463

Washington — 4.7%

Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2027	50	56

Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax

Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	29

Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	46

Chelan County Public Utility District No. 1, Capital Appreciation Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	21,804

Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	103

City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	70

City of Everett, Water and Sewer Rev., 5.00%, 12/1/2027	25	29

City of Lynnwood, Utility System Rev., 5.00%, 12/1/2026	40	47

City of Seattle, Municipal Light and Power Improvement Series 2018A, Rev., 4.00%, 1/1/2048	2,000	2,203

City of Tacoma Rev., 5.00%, 12/1/2031	40	48

City of Tacoma, Electric System

Series 2013B, Rev., 5.00%, 1/1/2023	35	36

Rev., 5.00%, 1/1/2028	35	41

City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	79

Clark County School District No. 114 Evergreen, Unlimited Tax GO, 5.00%, 12/1/2024	15	17

Clark County, Vancouver School District No. 37, Unlimited Tax GO, 5.00%, 12/1/2027	25	29

Clark Regional Wastewater District

Rev., 5.00%, 12/1/2030	200	246

Rev., 5.00%, 12/1/2032	125	153

Rev., 5.00%, 12/1/2033	105	129

Rev., 5.00%, 12/1/2034	180	220

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	95

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Rev., 5.00%, 12/1/2035	160	195

Rev., 5.00%, 12/1/2037	310	378

County of Franklin, Limited Tax GO, AGM, 4.50%, 7/1/2022 (b)	20	20

County of King, Limited Tax Series 2017B, GO, 4.00%, 6/1/2036	200	222

County of King, Sewer

Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,602

Rev., 5.00%, 7/1/2031	30	35

County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	29

County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	31

Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	22,976

Energy Northwest, Columbia Generating Station

Rev., 5.00%, 7/1/2031	30	33

Series 2018C, Rev., 5.00%, 7/1/2031	35	42

Series 2017-A, Rev., 5.00%, 7/1/2034	5,025	5,852

Series 2018A, Rev., 5.00%, 7/1/2034	25	30

Rev., 5.00%, 7/1/2035	75	91

Rev., 5.00%, 7/1/2036	40	49

FYI Properties, State of Washington District Project

Rev., 5.00%, 6/1/2030	35	42

Rev., 5.00%, 6/1/2031	5,650	6,757

Rev., 5.00%, 6/1/2032	235	281

Rev., 5.00%, 6/1/2033	5,345	6,378

Rev., 5.00%, 6/1/2034	5,990	7,142

Rev., 5.00%, 6/1/2035	7,200	8,555

Rev., 5.00%, 6/1/2036	4,915	5,819

Rev., 5.00%, 6/1/2037	7,395	8,751

King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	137

King County Rural Library District, Unlimited Tax GO, 4.00%, 12/1/2023	75	79

King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	40

King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	27

King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2027	30	36

King County School District No. 412 Shoreline GO, 5.00%, 12/1/2025	60	64

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	46

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	51

Pierce County School District No. 10 Tacoma, Unlimited Tax GO, 5.00%, 12/1/2027	45	51

Pierce County School District No. 402 Franklin Pierce, Unlimited Tax GO, 5.00%, 12/1/2027	30	36

Port of Seattle, Intermediate Lien

Series B, Rev., 5.00%, 3/1/2032	4,000	4,329

Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,081

Port of Tacoma, Limited Tax

Series 2016A, GO, 5.00%, 12/1/2030	15	17

Series 2016A, GO, 5.00%, 12/1/2031	25	29

Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	30

Spokane County School District No. 81, Unlimited Tax

GO, 5.00%, 12/1/2031	30	36

GO, 5.00%, 12/1/2034	25	31

State of Washington, Motor Vehicle Fuel Tax

Series 2018D, GO, 5.00%, 2/1/2025	75	83

Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,484

Series R-2016C, GO, 5.00%, 7/1/2030	30	34

State of Washington, State Agency Real Property Series 2018B, COP, 5.00%, 7/1/2041	40	47

State of Washington, State and Local Agency Personal Property Series 2013A, COP, 5.00%, 7/1/2023	25	26

State of Washington, State and Local Agency Real and Personal Property

Series 2017A, COP, 5.00%, 7/1/2029	35	41

COP, 5.00%, 7/1/2034	1,050	1,255

Series 2019A, COP, 5.00%, 1/1/2035	45	54

Series 2015C, COP, 4.00%, 1/1/2038	50	53

State of Washington, Various Purpose

Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,732

Series 2016C, GO, 5.00%, 2/1/2028	30	34

Series 2018C, GO, 5.00%, 2/1/2030	20	24

Series 2017A, GO, 5.00%, 8/1/2030	50	57

Series R-2018C, GO, 5.00%, 8/1/2033	70	82

Series C, GO, 5.00%, 2/1/2037	14,430	17,074

Series 2016A-1, GO, 5.00%, 8/1/2038	100	111

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Series 2017D, GO, 5.00%, 2/1/2040	40	46

Series B, GO, 5.00%, 2/1/2040	20,965	22,940

Series 2018A, GO, 5.00%, 8/1/2040	10,000	11,621

Series 2020C, GO, 5.00%, 2/1/2041	75	91

Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,702

Tacoma Metropolitan Park District, Unlimited Tax

GO, 5.00%, 12/1/2036	600	706

GO, 5.00%, 12/1/2037	1,750	2,057

Thurston and Pierce Counties Community Schools, Unlimited Tax

GO, 5.00%, 12/1/2027	30	36

GO, 4.00%, 12/1/2034	35	40

University of Washington

Series 2015C, Rev., 5.00%, 12/1/2023	25	27

Rev., 5.00%, 4/1/2029	1,860	2,172

Washington Health Care Facilities Authority, Commonspirit Health

Series 2019A-1, Rev., 5.00%, 8/1/2031	780	926

Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,187

Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,184

Series 2019A-2, Rev., 5.00%, 8/1/2032	1,000	1,184

Series 2019A-1, Rev., 5.00%, 8/1/2034	1,250	1,475

Series 2019A-2, Rev., 5.00%, 8/1/2034	1,000	1,180

Series 2019A-1, Rev., 5.00%, 8/1/2035	750	884

Series 2019A-2, Rev., 5.00%, 8/1/2035	1,000	1,179

Washington Health Care Facilities Authority, Multi-care Health System

Series 2017B, Rev., 5.00%, 8/15/2031	30	35

Series 2017B, Rev., 5.00%, 8/15/2034	35	42

Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	50	56

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance

Rev., 5.00%, 12/1/2029 (d)	250	305

Rev., 5.00%, 12/1/2030 (d)	530	657

Rev., 5.00%, 12/1/2032 (d)	250	307

Rev., 5.00%, 9/1/2038	1,300	1,577

Rev., 5.00%, 9/1/2039	100	121

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	460	483

Rev., 3.63%, 5/1/2040	985	1,037

Rev., 4.00%, 5/1/2045	500	546

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington State Housing Finance Commission, Rockwood Retirement Communities Project

Series 2020B-2, Rev., 3.00%, 7/1/2027 (d)	7,050	6,863

Series 2020B-1, Rev., 3.38%, 7/1/2028 (d)	7,200	7,053

Rev., 5.00%, 1/1/2032 (d)	1,920	2,023

Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,066

Washington State University

Series 2012B, Rev., 4.00%, 4/1/2022	25	25

Rev., 5.00%, 4/1/2030	40	44

Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	47

Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2032	25	29

Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	34

Total Washington		213,993

West Virginia — 0.1%

State of West Virginia

Series 2018A, GO, 5.00%, 6/1/2028	25	30

Series 2019A, GO, 5.00%, 12/1/2043	40	48

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2009-B, Rev., 2.63%, 6/1/2022 (c)	6,460	6,478

Total West Virginia		6,556

Wisconsin — 1.4%

City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	27

County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	201

DeForest Area School District GO, 4.00%, 4/1/2031	25	28

McFarland School District, School Improvement Series 2018A, GO, 4.00%, 4/1/2025	25	27

Milwaukee Area Technical College District, Promissory Notes Series 2018-19C, GO, 4.00%, 6/1/2023	40	41

Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020A, Rev., 4.00%, 11/15/2037	300	334

Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,680

Public Finance Authority, Appalachian Regional Healthcare System Obligated Group

Series 2021A, Rev., 5.00%, 7/1/2035	300	367

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	97

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Series 2021A, Rev., 5.00%, 7/1/2036	350	428

Series 2021A, Rev., 5.00%, 7/1/2037	300	367

Series 2021A, Rev., 5.00%, 7/1/2038	375	457

Series 2021A, Rev., 5.00%, 7/1/2039	350	426

Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	1,042

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 5.00%, 1/1/2029	665	797

Series 2020A, Rev., 5.00%, 1/1/2030	540	658

Series 2020A, Rev., 5.00%, 1/1/2031	650	788

Series 2020A, Rev., 5.00%, 1/1/2032	680	821

Series 2020A, Rev., 5.00%, 1/1/2033	500	602

Series 2020A, Rev., 5.00%, 1/1/2034	500	601

Series 2020A, Rev., 5.00%, 1/1/2035	500	600

Series 2020A, Rev., 5.00%, 1/1/2036	500	598

Series 2020A, Rev., 5.00%, 1/1/2037	600	716

Series 2020A, Rev., 5.00%, 1/1/2038	735	875

Series 2020A, Rev., 5.00%, 1/1/2039	700	830

Series 2020A, Rev., 5.00%, 1/1/2040	500	592

Series 2020A, Rev., 4.00%, 1/1/2045	750	819

Public Finance Authority, Carson Valley Medical Center

Series 2021A, Rev., 3.00%, 12/1/2026	250	258

Series 2021A, Rev., 4.00%, 12/1/2031	350	396

Series 2021A, Rev., 4.00%, 12/1/2041	750	838

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	248

Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	443

Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027	1,755	1,706

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2022	190	192

Rev., 5.00%, 6/15/2024	205	218

Rev., 5.00%, 6/15/2026	225	249

Rev., 5.00%, 6/15/2034	215	248

Rev., 5.00%, 6/15/2039	390	446

Public Finance Authority, Renown Regional Medical Center Project

Rev., 5.00%, 6/1/2031	1,050	1,282

Rev., 5.00%, 6/1/2032	1,650	2,011

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Public Finance Authority, Roseman University of Health Rev., 4.00%, 4/1/2032 (d)	360	381

Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2042 (d)	1,400	1,438

Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	835	886

Public Finance Authority, Triad Educational Services, Inc.

Series 2021A, Rev., 4.00%, 6/15/2025	355	376

Series 2021A, Rev., 4.00%, 6/15/2027	385	415

Series 2021A, Rev., 4.00%, 6/15/2029	415	450

Series 2021A, Rev., 4.00%, 6/15/2031	450	490

Series 2021A, Rev., 4.00%, 6/15/2041	1,000	1,070

Public Finance Authority, Vitcus Group Project

Series 2022A, Rev., 4.00%, 12/1/2031 (d) (f)	540	542

Series 2022A, Rev., 4.00%, 12/1/2041 (d) (f)	2,320	2,267

Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	14,663

State of Wisconsin

Series 2017-1, GO, 5.00%, 11/1/2023	30	32

Series 3, GO, 5.00%, 11/1/2030	4,190	4,901

Series 2017-3, GO, 5.00%, 11/1/2032	20	23

State of Wisconsin, Annual Appropriation Federally Tax-Exempt

Series 2019A, Rev., 5.00%, 5/1/2028	7,200	8,436

Series 2017B, Rev., 5.00%, 5/1/2035	25	28

Wisconsin Department of Transportation

Series 1, Rev., 5.00%, 7/1/2022	40	41

Series 1, Rev., 5.00%, 7/1/2022 (b)	20	20

Series 2015-1, Rev., 5.00%, 7/1/2023	35	37

Series 2017-1, Rev., 5.00%, 7/1/2023	35	37

Series 2015-1, Rev., 5.00%, 7/1/2026	25	28

Series 2017-2, Rev., 5.00%, 7/1/2030	30	35

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	111

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2027	25	26

Wisconsin Health and Educational Facilities Authority, Hope Christian Schools

Rev., 3.00%, 12/1/2031	615	592

Rev., 4.00%, 12/1/2041	690	701

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries

Rev., 4.00%, 1/1/2026	175	184

Rev., 4.00%, 1/1/2027	180	190

Rev., 4.00%, 1/1/2028	375	394

Rev., 4.00%, 1/1/2029	385	406

Rev., 4.00%, 1/1/2030	405	425

Rev., 4.00%, 1/1/2037	1,125	1,158

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities

Rev., 4.00%, 8/15/2041	825	900

Total Wisconsin		64,940

Wyoming — 0.6%

Casper Community College District Rev., 4.00%, 4/15/2035	440	500

County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	24,471

Total Wyoming		24,971

Total Municipal Bonds (Cost $4,250,234)		4,395,898

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%

Investment Companies — 1.8%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (g) (h) (Cost $81,474)	81,460	81,485

Total Investments — 99.2% (Cost $4,331,708)		4,477,383
Other Assets Less Liabilities — 0.8%		37,505

NET ASSETS — 100.0%		4,514,888

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

SCSDE	South Carolina School District Enhancement
CCRC	Congregate Care Retirement Center

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	99

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

Futures contracts outstanding as of February 28, 2022 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(1,189)	06/2022	USD	(168,169)	(1,628)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 98.0% (a)

New York — 98.0%

Education — 6.4%

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Rev., 5.00%, 5/1/2023	1,710	1,790

Series A, Rev., 5.00%, 5/1/2023	2,000	2,013

New York City Educational Construction Fund Series 2021A, Rev., 5.00%, 4/1/2029	1,500	1,823

New York State Dormitory Authority, Court Facilities Lease Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,813

New York State Dormitory Authority, New York University

Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,016

Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,075

Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,721

Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,588

New York State Dormitory Authority, Rochester Institute of Technology Series 2019A, Rev., 5.00%, 7/1/2036	900	1,084

New York State Dormitory Authority, School Districts Financing Program

Series 2009A, Rev., AGC, 5.00%, 10/1/2024	30	30

Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,311

Syracuse Industrial Development Agency, School District Project Series 2019A, Rev., 5.00%, 5/1/2025	500	557

		23,821

General Obligation — 16.2%

City of Buffalo, General Improvement Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,030

City of New York Series E-1, GO, 5.25%, 3/1/2035	1,300	1,559

City of New York, Fiscal Year 2012 Series 2012A-1, GO, 5.00%, 8/1/2028	7,600	7,627

City of New York, Fiscal Year 2014

Series 2014E, GO, 5.00%, 8/1/2024	1,250	1,318

Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,109

City of New York, Fiscal Year 2018

Series C, GO, 5.00%, 8/1/2024	1,000	1,089

Series F, Subseries F-1, GO, 5.00%, 4/1/2034	2,500	2,956

City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2027	1,750	2,060

City of Syracuse, Public Improvement Series 2019A, GO, 4.00%, 5/15/2024	1,000	1,059

City of White Plains, Public Improvement

GO, 4.00%, 9/15/2028	705	784

GO, 4.00%, 9/15/2029	1,100	1,219

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

City of Yonkers Series 2021A, GO, 4.00%, 2/15/2024	250	262

County of Monroe

GO, 5.00%, 6/1/2022	1,080	1,092

GO, 5.00%, 6/1/2025	1,330	1,475

County of Nassau, General Improvement

Series C, GO, 5.00%, 10/1/2022	2,205	2,257

Series B, GO, 5.00%, 10/1/2024	1,580	1,725

Series 2016A, GO, 5.00%, 1/1/2025	1,000	1,099

Series 2016B, GO, 5.00%, 10/1/2025	1,000	1,122

Series 2019B, GO, 5.00%, 4/1/2026	1,270	1,443

County of Onondaga GO, 4.00%, 4/15/2029	2,760	2,969

County of Westchester

Series 2018A, GO, 5.00%, 12/1/2022	1,350	1,393

Series 2019D, GO, 5.00%, 12/15/2023	2,930	3,133

Series 2019D, GO, 4.00%, 12/15/2030	1,635	1,851

Greece Central School District

Series B, GO, 5.00%, 12/15/2022	765	790

Series 2012B, GO, 5.00%, 12/15/2023	500	515

Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,180

Middle Country Central School District at Centereach GO, 2.00%, 8/15/2022	1,000	1,006

New Rochelle City School District Series 2021A, GO, 4.00%, 6/15/2030	1,340	1,564

North Babylon Union Free School District GO, 4.00%, 7/1/2030	1,000	1,160

Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,849

State of New York, Tax-Exempt Series 2018A, GO, 5.00%, 2/15/2025	1,515	1,679

Syosset Central School District GO, 2.00%, 12/15/2027	1,380	1,408

Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,230

Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2028	2,675	3,033

Village of Mamaroneck, Public Improvement GO, 3.00%, 8/15/2030	1,540	1,606

		60,651

Hospital — 1.5%

New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Rev., 5.00%, 7/1/2026	3,360	3,640

New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 1, Rev., 5.00%, 7/1/2030	1,000	1,225

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	101

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	690	716

		5,581

Housing — 0.1%

State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	500	517

Industrial Development Revenue/Pollution Control Revenue — 1.1%

New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019

Series 2019A, Rev., 5.00%, 5/1/2023	1,310	1,367

Series 2019A, Rev., 5.00%, 5/1/2027	1,150	1,338

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,250	1,432

		4,137

Other Revenue — 27.3%

Battery Park City Authority Series 2019A, Rev., 5.00%, 11/1/2038	2,000	2,469

Hudson Yards Infrastructure Corp., Second Indenture

Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,086

Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,868

Series 2017A, Rev., 5.00%, 2/15/2032	2,320	2,701

Series 2017A, Rev., 5.00%, 2/15/2034	1,115	1,295

Series 2017A, Rev., 5.00%, 2/15/2035	4,000	4,633

Series 2017A, Rev., 5.00%, 2/15/2036	3,500	4,046

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,304

Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,185

Nassau County Interim Finance Authority, Sales Tax

Series 2021A, Rev., 4.00%, 11/15/2033	1,000	1,180

Series 2021A, Rev., 4.00%, 11/15/2034	2,930	3,447

Series 2021A, Rev., 5.00%, 11/15/2035	935	1,184

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,303

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-4, Rev., 5.25%, 7/15/2035	4,000	4,866

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,188

Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,394

Series S-3A, Rev., 5.00%, 7/15/2034	4,000	4,789

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,311

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,783

Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,187

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021

Rev., 5.00%, 5/1/2033	1,745	2,169

Series E, Subseries E-1, Rev., 5.00%, 2/1/2036	1,000	1,238

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,605

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2021

Series 2021A, Rev., 5.00%, 11/1/2029	2,000	2,469

Series 2021G1, Rev., 5.00%, 11/1/2038	1,250	1,548

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2030	2,000	2,239

New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured

Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,584

Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,413

New York State Dormitory Authority, State Sales Tax

Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,681

Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,293

Series A, Rev., 5.00%, 3/15/2031	3,100	3,322

Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,144

Series B, Rev., 5.00%, 3/15/2032	2,500	2,805

Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,396

Series B, Rev., 5.00%, 3/15/2033	2,500	2,804

Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,315

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — continued

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2036	4,500	5,467

Trust for Cultural Resources of City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2031	275	337

United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	1,095	1,111

Westchester Tobacco Asset Securitization Corp., Tobacco Settlement

Series B, Rev., 5.00%, 6/1/2033	1,775	2,024

Series B, Rev., 5.00%, 6/1/2034	2,000	2,279

		101,462

Prerefunded — 2.2%

Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (b)	7,500	8,229

Special Tax — 8.8%

New York State Dormitory Authority, State Personal Income Tax Series 2015B, Rev., 5.00%, 2/15/2025 (b)	330	365

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2019A, Rev., 5.00%, 3/15/2033	1,500	1,827

Series 2019A, Rev., 5.00%, 3/15/2035	1,500	1,823

Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,215

New York State Thruway Authority, State Personal Income Tax, Transportation

Series 2013A, Rev., 5.00%, 3/15/2023	2,400	2,502

Series 2021A-1, Rev., 5.00%, 3/15/2034	2,000	2,493

Series 2021A-1, Rev., 5.00%, 3/15/2035	2,500	3,109

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series A, Rev., 5.00%, 3/15/2027	1,500	1,608

Series A, Rev., 5.00%, 3/15/2031	3,000	3,216

Series 2015A, Rev., 5.00%, 3/15/2032	2,500	2,796

Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,086

New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,096

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	5,617

		32,753

Transportation — 19.5%

Metropolitan Transportation Authority

Series 2015C, Rev., 5.25%, 11/15/2030	1,500	1,674

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — continued

Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,771

Series B, Rev., 5.00%, 11/15/2031	2,000	2,183

Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,207

Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,217

Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,117

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,183

New York State Thruway Authority

Series K, Rev., 5.00%, 1/1/2028	1,000	1,099

Series K, Rev., 5.00%, 1/1/2030	2,500	2,738

Series L, Rev., 5.00%, 1/1/2032	2,250	2,617

Series N, Rev., 5.00%, 1/1/2033	2,225	2,689

New York State Thruway Authority, Junior Lien Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,126

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2025	2,075	2,256

Rev., AMT, 5.00%, 1/1/2026	2,000	2,223

Rev., AMT, 5.00%, 1/1/2027	2,000	2,267

Port Authority of New York and New Jersey, Consolidated

Series 172, Rev., 5.00%, 10/1/2022	1,500	1,505

Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,165

Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,078

Series 184, Rev., 5.00%, 9/1/2030	2,020	2,199

Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,153

Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,746

Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,884

Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,521

Series 205, Rev., 5.00%, 11/15/2032	1,000	1,181

Rev., AMT, 5.00%, 9/1/2036	2,950	3,512

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2017B, Rev., 5.00%, 11/15/2029	2,500	2,923

Series B, Rev., 5.00%, 11/15/2029	1,600	1,979

Series B, Rev., 5.00%, 11/15/2030	5,355	6,560

Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,138

Series B, Rev., 5.00%, 11/15/2031	1,100	1,283

Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,269

Series B, Rev., 5.00%, 11/15/2033	1,500	1,749

Series C, Rev., 5.00%, 11/15/2035	1,375	1,662

		72,874

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	103

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utility — 8.2%

Long Island Power Authority, Electric System

Series 2012B, Rev., 5.00%, 9/1/2024	2,735	2,793

Series 2019A, Rev., 5.00%, 9/1/2027	3,500	4,136

Series 2020A, Rev., 5.00%, 9/1/2032	1,410	1,757

Series 2021A, Rev., 4.00%, 9/1/2033	1,000	1,158

Rev., 5.00%, 9/1/2034	1,500	1,796

Rev., 5.00%, 9/1/2035	2,000	2,390

Rev., 5.00%, 9/1/2036	1,225	1,461

Utility Debt Securitization Authority

Rev., 5.00%, 12/15/2032	2,500	2,825

Series 2016A, Rev., 5.00%, 12/15/2033	3,000	3,417

Series 2016A, Rev., 5.00%, 12/15/2034	4,595	5,225

Series B, Rev., 5.00%, 12/15/2034	2,450	2,785

Utility Debt Securitization Authority, Federally Tax-Exempt Series TE, Rev., 5.00%, 12/15/2030	1,000	1,066

		30,809

Water & Sewer — 6.7%

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,051

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,164

Series DD, Rev., 5.00%, 6/15/2029	2,000	2,164

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series EE, Rev., 5.00%, 6/15/2031	2,570	3,275

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution

Series A, Rev., 5.00%, 6/15/2027	1,500	1,626

Series A, Rev., 5.00%, 6/15/2031	2,150	2,461

Series A, Rev., 5.00%, 6/15/2032	2,000	2,289

Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,227

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program Series 2005B, Rev., 5.50%, 10/15/2025 (b)	4,175	4,743

		25,000

Total New York		365,834

Total Municipal Bonds (Cost $355,765)		365,834

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.9%

Investment Companies — 0.9%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (c) (d) (Cost $3,522)	3,521	3,522

Total Investments — 98.9% (Cost $359,287)		369,356
Other Assets Less Liabilities — 1.1%		4,126

NET ASSETS — 100.0%		373,482

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

Futures contracts outstanding as of February 28, 2022 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 5 Year Note	(74)	06/2022	USD	(8,750)	(35)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	105

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.4% (a)

Alabama — 2.5%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2027	250	291

Rev., 5.00%, 7/1/2028	350	416

Rev., 5.00%, 7/1/2029	375	455

Rev., 5.00%, 7/1/2030	250	308

Rev., 5.00%, 7/1/2031	175	215

Rev., 5.00%, 7/1/2032	150	184

Rev., 5.00%, 7/1/2033	325	399

Rev., 5.00%, 7/1/2034	375	460

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.82%, 3/10/2022 (b)	7,500	7,509

Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	10,160	10,921

Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026(c)	10,000	10,787

Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2023	500	520

Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,683

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 5.00%, 4/1/2022	3,220	3,231

Total Alabama		39,379

Alaska — 1.5%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2027	1,945	2,299

Series 1, Rev., 5.00%, 12/1/2028	1,230	1,484

Series 1, Rev., 5.00%, 12/1/2029	1,275	1,563

Series 1, Rev., 5.00%, 12/1/2030	875	1,092

Borough of North Slope

Series 2021B, GO, 5.00%, 6/30/2022	1,410	1,430

Series 2021B, GO, 5.00%, 6/30/2023	3,230	3,397

Borough of North Slope, General Purpose

Series 2021A, GO, 5.00%, 6/30/2022	2,920	2,962

Series 2021A, GO, 5.00%, 6/30/2023	4,165	4,379

Series 2021C, GO, 4.00%, 6/30/2025	2,500	2,708

City of Anchorage, Electric Utilities, Senior Lien

Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	533

State of Alaska Series 2016A, GO, 5.00%, 8/1/2029	1,300	1,448

Total Alaska		23,295

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — 2.7%

Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	3,889

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	145

City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,587

Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,722

Maricopa County Industrial Development Authority, Banner Health

Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	7,564

Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	9,814

Series 2019D, Rev., 5.00%, 5/15/2026 (c)	3,000	3,401

Maricopa County Pollution Control Corp., Palo Verde Project

Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,272

Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	2,041

Tempe Industrial Development Authority, Friendship Village of Tempe Project

Series 2021C-2, Rev., 1.13%, 12/1/2026	1,470	1,402

Series 2021C-1, Rev., 1.50%, 12/1/2027	1,965	1,859

Total Arizona		41,696

Arkansas — 0.7%

Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project

Rev., 4.00%, 6/1/2028	1,000	1,137

Rev., 4.00%, 6/1/2030	1,195	1,348

Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	375

City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,476

County of Sharp, Sales and Use Tax

Rev., 5.00%, 3/1/2024	595	633

Rev., 5.00%, 3/1/2025	600	655

Rev., 5.00%, 3/1/2026	685	767

University of Arkansas, Various Facility UAMS Campus

Rev., 5.00%, 3/1/2025	500	554

Rev., 5.00%, 3/1/2026	1,000	1,104

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arkansas — continued

University of Central Arkansas, Student Housing System

Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	119

Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	262

Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	195

Total Arkansas		11,625

California — 14.3%

Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,000

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,069

Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2029	20,000	22,330

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024 (d)	1,675	1,761

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	7,880	8,061

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,091

California Health Facilities Financing Authority, Providence Health and Services Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,537

California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	5,300	5,564

California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2021A, Rev., 5.00%, 6/1/2028	5,750	6,927

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2025	275	306

Rev., 5.00%, 10/1/2026	150	171

Rev., 5.00%, 10/1/2027	150	174

California Municipal Finance Authority, NorthBay Healthcare Group

Series 2017A, Rev., 5.00%, 11/1/2023	500	528

Series 2017A, Rev., 5.00%, 11/1/2024	800	865

California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	1,500	1,500

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023 (d)	2,820	2,936

California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 5.00%, 8/1/2028	250	292

City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,376

City of Chula Vista, Police Facility Project

COP, 5.00%, 10/1/2022	465	476

COP, 5.00%, 10/1/2023	1,000	1,063

City of Los Angeles Department of Airports, International Airport Senior

Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,409

Series B, Rev., 4.00%, 5/15/2024	365	387

Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	2,977

Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,140

Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,795

City of Los Angeles Department of Airports, International Airport Subordinate

Series C, Rev., 5.00%, 5/15/2022	750	757

Series C, Rev., 5.00%, 5/15/2024	700	757

City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,780

City of Vernon, Electric System

Series 2021A, Rev., 5.00%, 4/1/2025	1,500	1,648

Series 2021A, Rev., 5.00%, 10/1/2025	1,915	2,130

Series 2021A, Rev., 5.00%, 4/1/2026	1,000	1,125

Series 2021A, Rev., 5.00%, 10/1/2026	1,650	1,877

Contra Costa County Transportation Authority, Sales Tax

Series 2015A, Rev., 5.00%, 3/1/2023	2,420	2,519

Series 2015A, Rev., 5.00%, 3/1/2024	2,000	2,148

Eastern Municipal Water District, Water and Wastewater System Series C, Rev., 5.00%, 7/1/2022	1,700	1,725

Grossmont Healthcare District

Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,118

Series D, GO, 5.00%, 7/15/2026	1,225	1,370

Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	5,759

Los Angeles Department of Water and Power, Water System Series 2018A, Rev., 5.00%, 7/1/2025	100	112

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	107

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Novato Unified School District

Series A, GO, 5.00%, 2/1/2023	685	711

Series A, GO, 5.00%, 8/1/2025	1,500	1,635

Series A, GO, 5.00%, 8/1/2026	1,800	1,961

Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,267

Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,754

Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	1,990

Port of Oakland, Intermediate Lien

Series 2021H, Rev., AMT, 5.00%, 5/1/2024	2,725	2,935

Series 2021H, Rev., AMT, 5.00%, 5/1/2024 (d)	210	227

Sacramento Municipal Utility District, Electric

Series E, Rev., 5.00%, 8/15/2022	2,740	2,795

Series E, Rev., 5.00%, 8/15/2027	105	124

San Diego County Regional Transportation Commission, Sales Tax Series 2014A, Rev., 5.00%, 4/1/2022	100	100

San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	296

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 3.00%, 8/1/2022	2,735	2,762

Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,886

San Francisco City and County Public Utilities Commission Wastewater Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,125

San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,256

Santa Barbara Unified School District

Series 2017A, GO, 4.00%, 8/1/2022	30	30

Series B, GO, 5.00%, 8/1/2026	50	58

Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,101

State of California, Various Purpose

Series B, GO, 5.00%, 9/1/2023	2,810	2,973

GO, 5.00%, 11/1/2023	3,560	3,786

GO, 5.00%, 3/1/2026	13,210	14,612

GO, 5.00%, 9/1/2026	4,900	5,653

GO, 4.00%, 8/1/2028	4,000	4,416

GO, 4.00%, 8/1/2029	4,180	4,615

GO, 5.00%, 8/1/2029	7,830	8,999

GO, 4.00%, 8/1/2030	10,000	11,039

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2027	630	711

Rev., 5.00%, 3/1/2029	465	538

Tobacco Securitization Authority of Northern California Rev., 0.45%, 6/1/2030	100	96

University of California Series 2013AK, Rev., 5.00%, 5/15/2023 (c)	11,505	12,076

Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	414

Whittier Union High School District GO, 5.00%, 8/1/2023	10,495	11,091

Total California		223,592

Colorado — 1.7%

City of Aurora COP, 4.00%, 12/1/2022	375	384

City of Longmon

Series A, COP, 5.00%, 12/1/2022	100	103

Series A, COP, 5.00%, 12/1/2024	100	107

Colorado Bridge Enterprise, Tax-Exempt Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,607

Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	11,158

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Rev., 5.00%, 9/1/2022	150	153

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,060	1,073

Counties of Gunnison, Watershed School District No. 1

Series 2014A, GO, 4.00%, 12/1/2022	300	307

Series 2014A, GO, 5.00%, 12/1/2024 (d)	500	551

County of Eagle COP, 5.00%, 12/1/2022	200	206

Regional Transportation District, Denver Transit Partners

Rev., 5.00%, 1/15/2027	500	570

Rev., 5.00%, 7/15/2027	500	575

Rev., 5.00%, 1/15/2028	250	290

Rev., 5.00%, 7/15/2028	175	205

Rev., 5.00%, 1/15/2029	300	354

Rev., 5.00%, 7/15/2029	135	161

Rev., 5.00%, 1/15/2030	165	198

Rev., 5.00%, 7/15/2030	115	139

University of Colorado, Enterprise System

Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	829

Series 2017A-2, Rev., 5.00%, 6/1/2022	260	263

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,618

Series A, Rev., 5.00%, 6/1/2022	560	566

Total Colorado		26,417

Connecticut — 2.9%

City of New Haven

Series 2021A, GO, 5.00%, 8/1/2022	575	585

Series 2021A, GO, 5.00%, 8/1/2023	400	421

Series 2021A, GO, 5.00%, 8/1/2024	400	433

Series 2021A, GO, 5.00%, 8/1/2025	425	473

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	360	360

Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	8,925

State of Connecticut

Series 2021D, GO, 5.00%, 7/15/2022	4,750	4,827

Series 2021D, GO, 5.00%, 7/15/2023	4,260	4,492

Series 2021D, GO, 5.00%, 7/15/2024	7,060	7,679

Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,160

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series C, Rev., 5.00%, 10/1/2026	10,000	11,556

Series 2021D, Rev., 5.00%, 11/1/2029	1,230	1,515

Series 2021D, Rev., 5.00%, 11/1/2030	1,825	2,292

Total Connecticut		44,718

District of Columbia — 0.1%

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,312

Florida — 1.5%

County of Miami-Dade, Aviation System Series 2020A, Rev., 5.00%, 10/1/2032	2,000	2,452

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology

Rev., 5.00%, 10/1/2022	115	118

Rev., 5.00%, 10/1/2023	125	131

JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	250	282

Miami-Dade County Expressway Authority, Toll System Series 2014A, Rev., 5.00%, 7/1/2022	625	634

State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction Series 2021A, GO, 5.00%, 7/1/2028	3,675	4,446

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	9,820

Volusia County School Board

Series 2021A, COP, 5.00%, 8/1/2025	1,685	1,888

Series 2021A, COP, 5.00%, 8/1/2026	1,425	1,640

Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,319

Total Florida		23,730

Georgia — 2.5%

Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien

Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,111

Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,109

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Rev., 5.00%, 7/1/2023	325	342

Rev., 5.00%, 7/1/2025	250	278

Rev., 5.00%, 7/1/2026	275	314

Rev., 5.00%, 7/1/2028	375	436

Rev., 4.00%, 7/1/2032	1,000	1,101

Development Authority for Fulton County, Tech Athletic Association Project

Rev., 5.00%, 10/1/2022 (d)	4,855	4,972

Rev., 5.00%, 10/1/2022	145	149

Gordon County School District GO, 5.00%, 9/1/2027 (f)	1,000	1,183

Main Street Natural Gas, Inc., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2027 (c)	3,250	3,585

Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	13,496

State of Georgia

Series 2016E, GO, 5.00%, 12/1/2025	6,750	7,665

Series F, GO, 5.00%, 7/1/2028	2,000	2,333

Total Georgia		38,074

Guam — 0.2%

Territory of Guam (Guam)

Series F, Rev., 5.00%, 1/1/2028	250	288

Series F, Rev., 5.00%, 1/1/2029	750	877

Series F, Rev., 5.00%, 1/1/2030	750	891

Series F, Rev., 5.00%, 1/1/2031	750	904

Total Guam		2,960

Hawaii — 0.0% (g)

City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	757

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	109

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — 8.2%

Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	223

Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	164

Champaign County Community Unit School District No. 4 Champaign

GO, 4.00%, 6/1/2028	1,255	1,430

GO, 4.00%, 6/1/2029	1,000	1,155

GO, 4.00%, 6/1/2030	1,285	1,494

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2025	960	916

Series 2020A, GO, Zero Coupon, 1/1/2027	385	352

Series 2020A, GO, Zero Coupon, 1/1/2028	570	509

Chicago O’Hare International Airport, General Airport, Senior Lien

Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,175

Series 2020A, Rev., 5.00%, 1/1/2029	4,390	5,243

Series 2020A, Rev., 5.00%, 1/1/2030	4,605	5,598

Series 2020E, Rev., 5.00%, 1/1/2031	4,620	5,614

Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2029	1,875	2,280

City of Waukegan

Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,209

Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,293

Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,380

City of Waukegan, First Lien, Water and Sewer System

Series C, Rev., AGM, 5.00%, 12/30/2023	535	569

Series C, Rev., AGM, 5.00%, 12/30/2026	680	782

Series C, Rev., AGM, 5.00%, 12/30/2027	710	827

Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,414

Cook County Community School District No. 97, Oak Park

GO, 4.00%, 1/1/2028	500	566

GO, 4.00%, 1/1/2029	375	426

GO, 4.00%, 1/1/2030	285	323

Cook County High School District No. 207, Maine Township

Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,280

Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,349

Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,255

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2026	470	519

GO, 4.00%, 12/1/2027	490	549

GO, 4.00%, 12/1/2028	545	617

GO, 4.00%, 12/1/2029	515	595

GO, 4.00%, 12/1/2030	200	230

GO, 4.00%, 12/1/2031	820	937

Cook County School District No. 99 Cicero, Limited Tax

Series 2019B, GO, 5.00%, 12/1/2024	505	551

Series 2019B, GO, 5.00%, 12/1/2025	515	575

Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	5

Cook County, Proviso Township High School District No. 209, Limited Tax

GO, 5.00%, 12/1/2022	2,975	3,066

GO, 5.00%, 12/1/2023	2,350	2,497

County of Cook Series 2021B, GO, 4.00%, 11/15/2027	2,425	2,712

County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	357

DeKalb County Community Unit School District No. 428 DeKalb

GO, 4.00%, 1/1/2028	1,265	1,431

GO, 4.00%, 1/1/2029	650	739

GO, 4.00%, 1/1/2030	600	680

GO, 4.00%, 1/1/2031	1,000	1,129

Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	642

Glenview Park District

GO, 5.00%, 12/1/2026	300	349

GO, 5.00%, 12/1/2029	350	409

Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,289

Illinois Finance Authority, Clean Water Initiative Revolving Fund Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,523

Illinois Finance Authority, DePaul University

Rev., 5.00%, 10/1/2023	200	212

Rev., 5.00%, 10/1/2025	300	336

Rev., 5.00%, 10/1/2028	250	285

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project

Rev., 4.00%, 1/15/2030	1,960	2,215

Rev., 4.00%, 1/15/2032	2,120	2,376

Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series 2015C, Rev., 5.00%, 8/15/2022	500	509

Kane and DeKalb Counties Community Unit School District No 301 Burlington GO, 5.00%, 1/1/2027	355	409

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	132

Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	240

Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	117

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	74

Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	153

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	74

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	46

Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	91

Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2025	400	429

GO, AGM, 4.00%, 5/1/2026	200	218

GO, AGM, 4.00%, 5/1/2028	350	389

GO, AGM, 4.00%, 5/1/2029	1,000	1,106

Peoria County Community Unit School District No. 309 Brimfield

GO, AGM, 4.00%, 4/1/2026	750	821

GO, AGM, 4.00%, 4/1/2027	780	866

GO, AGM, 4.00%, 4/1/2028	410	462

GO, AGM, 4.00%, 4/1/2029	240	274

GO, AGM, 4.00%, 4/1/2030	375	426

Peoria Public Building Commission

Series 2019A, Rev., AGM, 4.00%, 12/1/2025	700	759

Series 2019A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,102

Series 2019A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,421

Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,414

Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,819

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2024	3,000	3,204

Series C, Rev., 5.00%, 1/1/2025	4,250	4,650

Sales Tax Securitization Corp., Second Lien Series 2021A, Rev., 5.00%, 1/1/2031	10,035	12,419

Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,322

State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,302

State of Illinois, Sales Tax

Series 2018A, Rev., 5.00%, 6/15/2022	4,600	4,658

Series 2018A, Rev., 5.00%, 6/15/2023	4,600	4,835

University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024	2,500	2,608

Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	957

Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	284

Total Illinois		127,241

Indiana — 1.8%

City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,102

City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,193

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,055

Indiana Finance Authority, Indiana University Health Obligated Group Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,138

Indiana Finance Authority, Indianapolis Power and Light Co. Project

Rev., 0.75%, 4/1/2026	3,000	2,904

Rev., AMT, 0.95%, 4/1/2026 (c)	4,525	4,372

Series 2021A, Rev., 1.40%, 8/1/2029 (c)	7,000	6,515

New Albany-Floyd County School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	835	848

Purdue University, Student Fee

Series DD, Rev., 5.00%, 7/1/2025	870	976

Series DD, Rev., 5.00%, 7/1/2027	10	12

Total Indiana		28,115

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	111

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Iowa — 0.7%

Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.78%, 3/10/2022 (b) (e)	11,600	11,616

Kansas — 1.2%

Butler County, Unified School District No. 375 Circle Series 2014-1, GO, 4.00%, 9/1/2022 (d)	200	203

City of Wichita, Sales Tax, River District Stadium Star Bond Project

Rev., 5.00%, 9/1/2025	300	334

Rev., 5.00%, 9/1/2026	465	534

City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,255

Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	7,707

Overland Park Development Corp., Overland Park Convention Center Hotel

Rev., 4.00%, 3/1/2022	1,455	1,455

Rev., 5.00%, 3/1/2023	1,520	1,540

Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	1,964

University of Kansas Hospital Authority

Series 2017A, Rev., 5.00%, 3/1/2024	205	220

Series 2017A, Rev., 5.00%, 3/1/2024 (d)	70	75

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	446

Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	251

Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	380

Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	473

Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	444

Total Kansas		18,281

Kentucky — 1.1%

Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	253

Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,614

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	12,826

Northern Kentucky University Series 2014A, Rev., 5.00%, 9/1/2024	1,310	1,403

Total Kentucky		17,096

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — 1.5%

City of Shreveport, Water and Sewer, Junior Lien

Series C, Rev., 5.00%, 12/1/2022	270	278

Series 2018C, Rev., 5.00%, 12/1/2023	365	389

Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	433

Series 2018C, Rev., 5.00%, 12/1/2025	915	1,030

Series 2018C, Rev., 5.00%, 12/1/2026	500	579

Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	417

Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	710

Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	603

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	360

Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,643

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.85%, 3/10/2022 (b)	10,000	10,015

Louisiana Public Facilities Authority, Tulane University Project

Rev., 5.00%, 12/15/2022	230	237

Rev., 5.00%, 12/15/2025	250	282

Series 2020A, Rev., 5.00%, 4/1/2027	150	174

Series 2020A, Rev., 5.00%, 4/1/2028	165	195

Series 2020A, Rev., 5.00%, 4/1/2029	220	264

Series 2020A, Rev., 5.00%, 4/1/2030	130	159

Series 2020A, Rev., 5.00%, 4/1/2031	150	182

Total Louisiana		22,950

Maryland — 0.7%

County of Montgomery, Consolidated Public Improvement Series 2018A, GO, 5.00%, 11/1/2027	2,800	3,342

State of Maryland, Department of Transportation Rev., 5.00%, 10/1/2025	6,100	6,882

Total Maryland		10,224

Massachusetts — 3.2%

City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	7,662

Commonwealth of Massachusetts, Consolidated Loan of 2015 Series D, GO, 4.00%, 9/1/2030	8,290	8,975

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Massachusetts Bay Transportation Authority, Sales Tax Series 2021A-1, Rev., 5.00%, 7/1/2028	785	944

Massachusetts Clean Water Trust (The), Revolving Fund Rev., 5.00%, 8/1/2025	6,775	7,617

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,187

Series 2020A, Rev., 5.00%, 10/1/2028	1,000	1,210

Series 2020A, Rev., 5.00%, 10/1/2030	660	831

Series 2020A, Rev., 5.00%, 10/1/2031	585	732

Series 2020A, Rev., 5.00%, 10/1/2032	425	531

Series 2020A, Rev., 5.00%, 10/1/2033	450	562

Series 2020A, Rev., 5.00%, 10/1/2034	500	623

Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,245

Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.70%, 3/10/2022 (b)	10,000	10,001

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2025	525	579

Rev., 5.00%, 7/1/2026	435	490

Rev., 5.00%, 7/1/2027	420	483

Rev., 5.00%, 7/1/2028	525	612

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,090

Total Massachusetts		49,374

Michigan — 1.7%

Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,257

City of Royal Oak, Limited Tax, Capital Improvement

GO, 5.00%, 4/1/2027	625	728

GO, 5.00%, 4/1/2028	245	291

Gerald R Ford International Airport Authority, Limited Tax

Rev., GTD, 5.00%, 1/1/2023	1,560	1,614

Rev., GTD, 5.00%, 1/1/2024	1,400	1,498

Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	858

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2025	570	616

GO, Q-SBLF, 4.00%, 5/1/2026	885	976

GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,217

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Kalamazoo Public Schools, Unlimited Tax GO, 5.00%, 5/1/2022	1,000	1,007

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,499

Northville Public Schools, School Building and Site

Series II, GO, 5.00%, 5/1/2027	375	438

Series II, GO, 5.00%, 5/1/2028	600	715

Series II, GO, 5.00%, 5/1/2029	250	304

Troy School District, School Building and Site

GO, Q-SBLF, 5.00%, 5/1/2022	500	504

University of Michigan

Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	11,147

Total Michigan		26,669

Minnesota — 0.4%

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2024	210	224

Series 2019C, COP, 5.00%, 2/1/2024	295	315

Series 2019B, COP, 5.00%, 2/1/2025	185	203

Series 2019C, COP, 5.00%, 2/1/2025	310	341

Series 2019B, COP, 5.00%, 2/1/2026	195	220

Series 2019C, COP, 5.00%, 2/1/2026	320	362

Series 2019B, COP, 5.00%, 2/1/2027	185	214

Series 2019B, COP, 5.00%, 2/1/2028	175	206

Series 2019C, COP, 5.00%, 2/1/2028	350	412

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 4.00%, 12/1/2024	100	106

Rev., 4.00%, 12/1/2025	185	198

Rev., 4.00%, 12/1/2026	185	201

Rev., 4.00%, 12/1/2027	195	214

Rev., 4.00%, 12/1/2028	240	265

Western Minnesota Municipal Power Agency, Power Supply

Series 2014A, Rev., 5.00%, 1/1/2023	1,500	1,551

Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,069

Total Minnesota		6,101

Mississippi — 0.7%

County of Harrison, Tax-Exempt

Series 2019A, GO, 5.00%, 10/1/2027	800	947

Series 2019A, GO, 5.00%, 10/1/2028	345	417

Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,756

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	113

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Mississippi Business Finance Corp., Pollution Control, Power Company Project Rev., 3.20%, 9/1/2028	4,000	4,123

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,675

Total Mississippi		10,918

Missouri — 0.5%

City of St. Louis, St. Louis Lambert International Airport

Rev., 5.00%, 7/1/2022	1,000	1,014

Rev., 5.00%, 7/1/2023	1,080	1,135

City of St. Peters

COP, 4.00%, 5/1/2026	705	773

COP, 4.00%, 5/1/2027	730	814

COP, 4.00%, 5/1/2028	760	859

COP, 4.00%, 5/1/2029	760	866

COP, 4.00%, 5/1/2030	545	629

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2028	300	342

Rev., 4.00%, 12/1/2029	200	231

North Kansas City School District No. 74, Improvement Bonds, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	350

Total Missouri		7,013

Montana — 0.1%

Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	550

Missoula County Elementary School District No. 1, School Building GO, 5.00%, 7/1/2024	520	565

State of Montana, Long-Range Building Program GO, 5.00%, 8/1/2022	1,000	1,018

Total Montana		2,133

Nebraska — 1.4%

County of Sarpy, Highway Allocation Fund Pledge, Limited Tax GO, 5.00%, 6/1/2026	2,320	2,670

Douglas County, Omaha School District No. 001

GO, 5.00%, 12/15/2029	6,665	8,286

GO, 5.00%, 12/15/2030	6,800	8,609

Southeast Community College Area, Tax Supported

COP, 5.00%, 12/15/2026	275	321

COP, 5.00%, 12/15/2027	495	589

COP, 5.00%, 12/15/2028	540	651

Total Nebraska		21,126

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.4%

New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,284

State of New Hampshire

Series 2014A, GO, 5.00%, 3/1/2026	2,880	3,186

Total New Hampshire		5,470

New Jersey — 4.7%

City of Newark

Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,163

Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	888

New Jersey Economic Development Authority, School Facilities Construction

Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,657

Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,080

Series 2021QQQ, Rev., 5.00%, 6/15/2027	435	501

Series 2021QQQ, Rev., 5.00%, 6/15/2028	400	467

Series 2021QQQ, Rev., 5.00%, 6/15/2029	500	592

Series 2021QQQ, Rev., 5.00%, 6/15/2030	275	329

Series 2021QQQ, Rev., 5.00%, 6/15/2031	500	599

New Jersey Institute of Technology, Tax-Exempt

Series 2020A, Rev., 5.00%, 7/1/2027	175	204

Series 2020A, Rev., 5.00%, 7/1/2028	200	239

Series 2020A, Rev., 5.00%, 7/1/2029	270	328

Series 2020A, Rev., 5.00%, 7/1/2030	415	503

Series 2020A, Rev., 5.00%, 7/1/2032	725	874

New Jersey Transportation Trust Fund Authority Series 2021A, Rev., 5.00%, 6/15/2027	3,700	4,258

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2028	3,000	3,405

Series A, Rev., 5.00%, 6/15/2029	5,350	6,067

Series A, Rev., 5.00%, 6/15/2031	4,750	5,375

New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.91%, 4/1/2022 (b)	10,000	10,013

Passaic Valley Sewerage Commission, Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	6,804

Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	6,947

Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	7,109

State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2025	7,330	8,124

State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	3,996

Township of South Brunswick GO, 5.00%, 9/1/2022	425	434

Total New Jersey		72,956

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — 0.4%

City of Farmington, San Juan Project

Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,797

County of Sandoval

GO, 5.00%, 8/1/2024	1,100	1,196

GO, 5.00%, 8/1/2025	500	561

GO, 5.00%, 8/1/2026	650	748

Total New Mexico		6,302

New York — 8.5%

Bedford Central School District, Boces Project GO, 5.00%, 11/15/2022	2,410	2,482

City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	598

City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,757

County of Monroe

GO, 5.00%, 6/1/2028	350	416

GO, 5.00%, 6/1/2029	400	484

County of Orange, Public Improvement GO, 5.00%, 2/1/2023	1,000	1,038

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2028	640	783

GO, 4.00%, 12/1/2029	670	776

Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,072

Long Island Power Authority, Electric System

Rev., 5.00%, 9/1/2025	500	562

Rev., 5.00%, 9/1/2027	500	591

Rev., 5.00%, 9/1/2028	750	888

Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	422

Metropolitan Transportation Authority Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,292

Metropolitan Transportation Authority, Dedicated Tax Fund Subseries 2017B-2, Rev., 4.00%, 11/15/2032	4,000	4,405

Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	841

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,000	1,145

New York City Industrial Development Agency, Yankee Stadium Project

Rev., AGM, 5.00%, 3/1/2028	1,000	1,185

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Rev., AGM, 5.00%, 3/1/2029	2,000	2,416

Rev., AGM, 4.00%, 3/1/2031	2,500	2,890

Rev., AGM, 4.00%, 3/1/2032	1,500	1,724

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,616

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center

Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,149

Series 1, Rev., 4.00%, 7/1/2031	4,255	4,846

New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,682

New York State Dormitory Authority, New York University Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,466

New York State Dormitory Authority, Non Stop Supported Debt, New School University

Series 2015A, Rev., 5.00%, 7/1/2024	1,025	1,108

Series 2015A, Rev., 5.00%, 7/1/2024 (d)	75	81

New York State Dormitory Authority, St. John’s University

Series 2021A, Rev., 4.00%, 7/1/2029	475	539

Series 2021A, Rev., 4.00%, 7/1/2030	550	630

Series 2021A, Rev., 4.00%, 7/1/2031	1,300	1,504

Series 2021A, Rev., 4.00%, 7/1/2032	1,100	1,261

Series 2021A, Rev., 4.00%, 7/1/2033	1,000	1,142

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	7,436

New York State Dormitory Authority, State Sales Tax Series 2017A, Rev., 5.00%, 3/15/2024	6,135	6,604

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,484

New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt

Rev., 5.00%, 12/1/2027	800	913

Rev., 5.00%, 12/1/2028	500	578

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	307

Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	313

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,568

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	115

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2022 (d)	4,800	4,927

Series 2015A, Rev., 5.00%, 10/15/2024 (d)	4,500	4,937

Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	441

State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,712

Syracuse Industrial Development Agency, School District Project

Series 2020A, Rev., 5.00%, 5/1/2030	555	666

Series 2018A, Rev., 5.00%, 5/1/2033	1,245	1,414

Town of East Hampton GO, 5.00%, 5/15/2023	1,000	1,049

Town of Oyster Bay, Public Improvement

GO, 4.00%, 11/1/2026	800	886

GO, 4.00%, 11/1/2027	675	759

Triborough Bridge and Tunnel Authority Series 2013A, Rev., 5.00%, 11/15/2024	3,290	3,449

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2021A, Rev., BAN, 5.00%, 11/1/2025	5,000	5,642

Series 2021A-2, Rev., 2.00%, 5/15/2028 (c)	10,000	10,069

Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2020A, Rev., 5.00%, 12/1/2031	3,800	4,760

White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,683

Total New York		133,388

North Carolina — 1.4%

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	14,188

State of North Carolina, Build NC Programs, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2022	700	705

University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.55%, 4/1/2022 (b)	5,750	5,750

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	472

Total North Carolina		21,115

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — 0.7%

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements

Series 2018A, Rev., 5.00%, 10/1/2025	150	169

Series 2018A, Rev., 5.00%, 10/1/2027	250	295

Series 2018A, Rev., 5.00%, 10/1/2028	250	298

City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	218

County of Lake, Hospital Facilities, Lake Hospital System, Inc.

Rev., 5.00%, 8/15/2023 (d)	1,445	1,526

Rev., 5.00%, 8/15/2024 (d)	1,655	1,802

Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,633

Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project

Rev., 5.00%, 12/1/2025	250	270

Rev., 5.00%, 12/1/2026	625	686

Rev., 5.00%, 12/1/2029	800	905

State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.33%, 3/9/2022 (c)	2,500	2,500

Total Ohio		11,302

Oklahoma — 2.4%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 12/1/2028	385	439

Rev., 4.00%, 12/1/2029	415	479

Rev., 4.00%, 12/1/2030	435	501

Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project

Rev., 5.00%, 9/1/2025	365	401

Rev., 5.00%, 9/1/2026	820	920

Rev., 5.00%, 9/1/2027	1,250	1,427

Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 4.00%, 6/1/2027	9,000	10,090

Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,398

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2025	700	751

Rev., 4.00%, 12/1/2027	1,255	1,375

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project

Rev., 5.00%, 9/1/2028	375	449

Rev., 5.00%, 9/1/2029	1,175	1,406

Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	345

Muskogee Industrial Trust, Muskogee Public Schools Project

Rev., 5.00%, 9/1/2024	890	959

Rev., 5.00%, 9/1/2025	850	938

Rev., 5.00%, 9/1/2026	1,800	2,027

Rev., 5.00%, 9/1/2027	480	551

Rev., 4.00%, 9/1/2028	2,500	2,768

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	500	512

Rev., 5.00%, 10/1/2023	355	376

Rev., 5.00%, 10/1/2025	1,000	1,119

Pittsburg County Educational Facilities Authority, McAlester Public Schools Project

Rev., 4.00%, 12/1/2027	125	139

Rev., 4.00%, 12/1/2028	175	195

University of Oklahoma (The), Tax Exempt

Series 2020B, Rev., 5.00%, 7/1/2026	810	926

Series 2020B, Rev., 5.00%, 7/1/2027	430	502

Series 2020B, Rev., 5.00%, 7/1/2028	455	543

Series 2020B, Rev., 5.00%, 7/1/2029	480	584

Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,354

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2025	625	666

Rev., 4.00%, 9/1/2027	725	789

Rev., 4.00%, 9/1/2028	300	329

Total Oklahoma		37,258

Oregon — 0.2%

City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	42

Port of Portland, International Airport

Series 23, Rev., 5.00%, 7/1/2023	1,000	1,051

Series 23, Rev., 5.00%, 7/1/2024	1,595	1,726

Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-1, Rev., 2.50%, 11/15/2028	500	485

Total Oregon		3,304

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — 7.3%

Allegheny County Sanitary Authority, Sewer

Rev., 5.00%, 12/1/2022	3,000	3,093

Rev., 5.00%, 12/1/2023	4,000	4,267

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2023	1,000	1,040

Rev., 5.00%, 11/1/2024	1,000	1,064

Charleroi Borough Authority Water System

Rev., AGM, 4.00%, 12/1/2024	175	186

Rev., AGM, 4.00%, 12/1/2025	150	163

Rev., AGM, 4.00%, 12/1/2026	100	110

Rev., AGM, 4.00%, 12/1/2027	125	140

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 5.00%, 9/1/2026	250	289

Series 2020A, Rev., 5.00%, 9/1/2027	200	235

Series 2020A, Rev., 5.00%, 9/1/2028	175	210

Series 2020A, Rev., 5.00%, 9/1/2029	175	214

City of Philadelphia, Water and Wastewater System

Series 2014A, Rev., 5.00%, 7/1/2022	1,510	1,532

Series 2014A, Rev., 5.00%, 7/1/2024	2,595	2,822

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	412

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2022	555	561

County of Chester GO, 4.00%, 7/15/2028	2,500	2,884

County of Lackawanna

Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,652

Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,690

Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,732

County of Northampton

Series 2019A, GO, 4.00%, 10/1/2026	750	825

Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,726

Series 2019A, GO, 4.00%, 10/1/2028	920	1,012

County of Westmoreland Series 2019A, GO, 5.00%, 8/15/2028	3,000	3,574

General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,562

General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	412

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	117

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project

Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	4,012

Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,508

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,090

Panther Valley School District

GO, 2.00%, 10/15/2026	750	749

GO, 2.00%, 10/15/2027	680	674

GO, 2.00%, 10/15/2028	300	295

GO, 2.00%, 10/15/2029	300	290

Penn Hills School District

GO, 5.00%, 10/1/2026	4,845	5,551

GO, 5.00%, 10/1/2027	3,585	4,201

GO, 5.00%, 10/1/2028	3,585	4,287

GO, 5.00%, 10/1/2029	3,815	4,648

Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,182

Pennsylvania Turnpike Commission Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.80%, 3/10/2022 (b)	13,000	13,067

Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2023	270	286

Quaker Valley School District

GO, 5.00%, 10/1/2028	350	424

GO, 5.00%, 10/1/2029	425	525

GO, 5.00%, 10/1/2030	250	312

School District of Philadelphia (The)

Series 2021A, GO, 5.00%, 9/1/2022	1,715	1,750

Series 2021A, GO, 5.00%, 9/1/2023	1,190	1,256

Series 2021A, GO, 5.00%, 9/1/2024	1,265	1,378

Schuylkill Valley School District

GO, 5.00%, 4/1/2022	255	256

GO, 5.00%, 4/1/2022 (d)	95	95

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2027	635	729

Rev., 5.00%, 6/1/2028	2,265	2,650

Rev., 5.00%, 6/1/2029	3,115	3,707

Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax

Rev., AGM, 5.00%, 2/1/2028	2,590	3,050

Rev., AGM, 5.00%, 2/1/2029	2,750	3,301

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Rev., AGM, 5.00%, 2/1/2030	2,925	3,577

Rev., AGM, 5.00%, 2/1/2031	4,750	5,789

State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,823

Upper St. Clair Township School District

Series 2019B, GO, 4.00%, 10/1/2028	575	641

Series 2019B, GO, 4.00%, 10/1/2029	420	466

Total Pennsylvania		112,976

Rhode Island — 0.4%

Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., 5.00%, 6/15/2022	25	25

Rhode Island Health and Educational Building Corp., Public School Financing Program

Series 2021F, Rev., 4.00%, 5/15/2027	1,200	1,348

Series 2021F, Rev., 4.00%, 5/15/2028	1,650	1,875

Series 2021F, Rev., 4.00%, 5/15/2029	2,000	2,299

Total Rhode Island		5,547

South Carolina — 0.2%

Piedmont Municipal Power Agency Series 2021A, Rev., 3.00%, 1/1/2023	3,315	3,373

South Dakota — 0.0% (g)

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Series B, Rev., 5.00%, 11/1/2022	375	385

Tennessee — 2.3%

County of Hamilton Series 2020B, GO, 5.00%, 3/1/2027	2,685	3,148

County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,292

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (c)	10,000	9,607

State of Tennessee

Series 2012-A, GO, 4.00%, 8/1/2022 (d)	7,000	7,098

Series 2021A, GO, 5.00%, 11/1/2033	3,980	5,146

Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	7,175

Tennessee Energy Acquisition Corp., Gas Project

Series 2017A, Rev., 4.00%, 5/1/2022	1,460	1,467

Series 2017A, Rev., 4.00%, 5/1/2023	1,400	1,441

Total Tennessee		36,374

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — 4.5%

Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,277

Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,106

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2026	250	288

Series 2018C, Rev., 5.00%, 8/1/2027	200	236

Series 2018C, Rev., 5.00%, 8/1/2029	325	382

City of Austin, Airport System

Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,242

Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	664

Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	713

City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	571

City of Denton GO, 5.00%, 2/15/2023	1,045	1,085

City of El Paso GO, 5.00%, 8/15/2025	4,035	4,524

City of Galveston GO, 4.00%, 5/1/2024	635	672

City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,173

City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,195	1,321

County of Galveston, Unlimited Tax

GO, 4.00%, 2/1/2024	980	1,030

GO, 4.00%, 2/1/2025	800	859

Cypress-Fairbanks Independent School District, Unlimited Tax Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2026	3,855	4,386

Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,428

Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023	10,000	10,358

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,094

Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	558

Hereford Independent School District, School Building, Unlimited Tax

GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,586

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,645

Houston Community College System, Limited Tax GO, 5.00%, 2/15/2023 (d)	1,000	1,039

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.30%, 3/10/2022 (b)	1,580	1,581

Series 2017A, Rev., 5.00%, 10/15/2022	250	256

Series 2017A, Rev., 5.00%, 10/15/2028	250	280

Series 2017A, Rev., 5.00%, 10/15/2029	500	559

Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	298

Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	588

Lewisville Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2025	750	792

GO, PSF-GTD, 5.00%, 8/15/2026	750	792

GO, PSF-GTD, 5.00%, 8/15/2027	650	686

Lower Colorado River Authority

Series B, Rev., 5.00%, 5/15/2022	4,700	4,742

Series B, Rev., 5.00%, 5/15/2022 (d)	60	61

North Texas Tollway Authority, First Tier

Series A, Rev., 4.00%, 1/1/2033	2,500	2,733

Odessa Junior College District, Consolidated Fund

Rev., AGM, 4.00%, 7/1/2022	740	748

Rev., AGM, 4.00%, 7/1/2023	950	986

Rev., AGM, 4.00%, 7/1/2025	440	476

Rev., AGM, 4.00%, 7/1/2026	300	331

Rev., AGM, 4.00%, 7/1/2027	430	482

Pasadena Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,070

Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,788

S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	653

Southside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	250	255

Southwest Higher Education Authority, Inc., Southern Methodist University Project

Rev., 5.00%, 10/1/2022	400	410

Rev., 5.00%, 10/1/2023	400	424

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	119

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	1,320	1,485

West Travis County Public Utility Agency

Rev., 5.00%, 8/15/2022	545	556

Rev., 5.00%, 8/15/2023	325	343

Rev., 5.00%, 8/15/2027	350	409

Wichita Falls Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 2/1/2028	1,100	1,249

GO, PSF-GTD, 4.00%, 2/1/2030	800	933

GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,158

Total Texas		70,361

Utah — 0.9%

City of Salt Lake, International Airport Series 2017A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,013

Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	8,675	9,629

West Valley City Municipal Building Authority

Rev., AGM, 4.00%, 2/1/2024	500	525

Rev., AGM, 5.00%, 2/1/2025	250	275

Rev., AGM, 5.00%, 2/1/2027	720	833

Rev., AGM, 5.00%, 2/1/2029	1,070	1,233

Total Utah		13,508

Vermont — 0.1%

University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2022	855	876

Virginia — 3.3%

Chesapeake Bay Bridge and Tunnel District General Resolution Rev., BAN, 5.00%, 11/1/2023	8,355	8,857

County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	8,630

County of Loudoun, Public Improvement Series 2016A, GO, 5.00%, 12/1/2026	1,930	2,194

Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	6,086

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs

Series 2017E, Rev., 5.00%, 2/1/2027	20,000	23,312

Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,165

Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,435

Total Virginia		51,679

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.8%

Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	567

University of Washington Series 2022C, Rev., 4.00%, 3/8/2022 (c) (f)	7,900	8,761

Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	18,969

Total Washington		28,297

West Virginia — 0.2%

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	2,905	2,913

Wisconsin — 1.9%

Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	236

State of Wisconsin

Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,615

Series 1, GO, 5.00%, 11/1/2026	1,135	1,317

Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,802

Wauwatosa School District, School Building and Improvement

Series 2019A, GO, 5.00%, 3/1/2027	5,025	5,880

Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,027

Wisconsin Department of Transportation

Series 2021A, Rev., 5.00%, 7/1/2027	1,650	1,944

Series 2021A, Rev., 5.00%, 7/1/2028	1,200	1,444

Series 2021A, Rev., 5.00%, 7/1/2029	1,970	2,420

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	364

Total Wisconsin		29,049

Total Municipal Bonds (Cost $1,479,863)		1,482,845

Collateralized Mortgage Obligations — 0.0% (g)

FNMA, REMIC Series 2002-36, Class FS, 0.69%, 6/25/2032 (c) (Cost $56)	56	56

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.4%

Investment Companies — 4.4%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h) (i) (Cost $68,564)	68,549	68,570

Total Investments — 99.8% (Cost $1,548,483)		1,551,471
Other Assets Less Liabilities — 0.2%		2,373

NET ASSETS — 100.0%		1,553,844

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	121

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.8% (a)

Alabama — 0.6%

Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	645	716

Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,208

Total Alabama		1,924

Alaska — 0.1%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	425	439

Arizona — 2.7%

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project

Series 2021A, Rev., 3.00%, 12/15/2031 (c)	260	252

Series 2021A, Rev., 4.00%, 12/15/2041 (c)	250	257

Arizona Industrial Development Authority, Equitable School Revolving Fund Series 2021A, Rev., 4.00%, 11/1/2030	1,000	1,131

Arizona Industrial Development Authority, Macombs Facility Project

Series 2021A, Rev., 5.00%, 7/1/2032	165	193

Series 2021A, Rev., 5.00%, 7/1/2033	155	181

Series 2021A, Rev., 4.00%, 7/1/2034	165	179

Series 2021A, Rev., 4.00%, 7/1/2035	185	200

Series 2021A, Rev., 4.00%, 7/1/2036	155	167

Series 2021A, Rev., 4.00%, 7/1/2041	500	537

Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (c)	250	265

Arizona State University Series 2015A, Rev., 5.00%, 7/1/2028	75	84

City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,336

La Paz County Industrial Development Authority, Harmony Public School Project

Rev., 4.00%, 2/15/2041	420	449

Rev., 4.00%, 2/15/2046	335	357

Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (c)	200	208

Maricopa County Industrial Development Authority, Arizona Autism Charter Schools Project Series 2021A, Rev., 4.00%, 7/1/2031 (c)	250	266

Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	239

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

University of Arizona (The), Stimulus Plan for Economic and Educational Development

Series 2020A, Rev., 5.00%, 8/1/2025	250	281

Series 2020A, Rev., 5.00%, 8/1/2027	750	885

Total Arizona		8,467

California — 4.6%

California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (c)	300	271

California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (c)	500	464

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2022	100	101

Rev., 3.00%, 8/1/2025	50	52

California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.

Series 2021A, Rev., 4.00%, 12/1/2026 (c)	100	105

Series 2021A, Rev., 5.00%, 12/1/2027 (c)	50	56

Series 2021A, Rev., 5.00%, 12/1/2028 (c)	60	68

Series 2021A, Rev., 5.00%, 12/1/2029 (c)	100	113

Series 2021A, Rev., 5.00%, 12/1/2031 (c)	65	75

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	468

California Municipal Finance Authority, San Antonio Gardens Project Series 2022B2, Rev., 2.13%, 11/15/2026	410	404

California Public Finance Authority, Enso Village Project

Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	300	301

Series 2021A, Rev., 5.00%, 11/15/2036 (c)	300	336

California School Finance Authority, Kipp Socal Projects

Series 2020A, Rev., 5.00%, 7/1/2027 (c)	80	92

Series 2020A, Rev., 5.00%, 7/1/2028 (c)	110	128

Series 2020A, Rev., 5.00%, 7/1/2029 (c)	140	165

Series 2020A, Rev., 5.00%, 7/1/2030 (c)	100	119

Series 2020A, Rev., 4.00%, 7/1/2040 (c)	295	323

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	2,565

California Statewide Communities Development Authority, Front Porch Communities and Services Series 2021A, Rev., 4.00%, 4/1/2041	1,000	1,086

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Contra Costa County Public Financing Authority, Capital Projects Series 2021A, Rev., 4.00%, 6/1/2038	4,185	4,884

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (c)	500	476

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2035	500	631

Series 2020A, Rev., 5.00%, 7/1/2036	500	630

State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series B, Rev., 3.50%, 12/1/2045	330	340

Total California		14,253

Colorado — 3.6%

Aspen Fire Protection District

COP, 4.00%, 12/1/2034	200	225

COP, 4.00%, 12/1/2035	225	253

COP, 4.00%, 12/1/2036	350	392

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project

Rev., 4.00%, 5/1/2027	35	37

Rev., 4.00%, 5/1/2029	35	38

Rev., 4.00%, 5/1/2030	30	32

Rev., 4.00%, 5/1/2031	30	32

Rev., 4.00%, 5/1/2041	90	96

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030 (c)	595	599

Colorado Educational and Cultural Facilities Authority, Golden View Classical Academy Projects

Rev., 4.00%, 1/1/2026	200	209

Rev., 4.00%, 1/1/2032	475	527

Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project Rev., 5.00%, 9/1/2022	470	480

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2034 (c)	300	327

Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	300	297

Colorado Housing and Finance Authority, Single Family Mortgage

Series 2019F, Class I, Rev., GNMA COLL, 4.25%, 11/1/2049	235	251

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Colorado — continued

Series 2020H, Class I, Rev., GNMA COLL, 3.00%, 5/1/2050	935		965

Series 2020B, Class I, Rev., 3.75%, 5/1/2050	1,785		1,879

Colorado School of Mines, Institutional Enterprise Series 2018A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.65%, 4/1/2022 (d)	930		927

IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Rev., 5.10%, 8/1/2023 ‡	—	(e)	—	(e)

Pueblo City Schools GO, 5.00%, 12/15/2031	3,000		3,720

Total Colorado			11,286

Connecticut — 2.1%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series D-1, Rev., 1.35%, 5/15/2022	175		175

Series D-1, Rev., 1.45%, 5/15/2023	1,020		1,023

Series D-1, Rev., 1.50%, 11/15/2023	1,220		1,223

Series 2020A-1, Rev., 3.50%, 11/15/2045	1,135		1,196

Series A-1, Rev., 4.00%, 11/15/2045	135		139

Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	585		612

Subseries A-1, Rev., 4.00%, 11/15/2047	195		204

Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024 (b)	225		227

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250		290

University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250		1,487

Total Connecticut			6,576

Delaware — 1.0%

Delaware State Economic Development Authority, Aspria of Delaware Charter Operations inc. Projects Series 2022A, Rev., 4.00%, 6/1/2042	250		261

Delaware State Economic Development Authority, Newark Charter School, Inc. Project Rev., 4.00%, 9/1/2028	225		246

Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200		2,584

Total Delaware			3,091

District of Columbia — 2.3%

District of Columbia, Gallaudet University Project

Rev., 5.00%, 4/1/2027	150		174

Rev., 5.00%, 4/1/2028	160		189

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	123

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — continued

Series 2021A, Rev., 4.00%, 4/1/2033	165	188

Series 2021A, Rev., 4.00%, 4/1/2034	160	182

Series 2021A, Rev., 4.00%, 4/1/2035	200	226

Series 2021A, Rev., 4.00%, 4/1/2036	200	226

District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031 (c)	400	454

District of Columbia, Two Rivers Public Charter School, Inc.

Rev., 3.00%, 6/1/2030	1,000	1,015

Rev., 5.00%, 6/1/2040	1,000	1,136

Rev., 5.00%, 6/1/2050	500	560

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500	1,672

Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,118

Total District of Columbia		7,140

Florida — 8.0%

Broward County, Water and Sewer Utility Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,662

Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (c)	150	150

City of Pompano Beach, John Knox Village Project

Rev., 3.50%, 9/1/2035	1,375	1,391

Rev., 4.00%, 9/1/2040	1,000	1,044

City of Port St. Lucie, Utility System Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,490

County of Broward, Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	869

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects

Rev., 4.00%, 7/1/2027	290	312

Rev., 4.00%, 7/1/2028	150	162

Rev., 4.00%, 7/1/2029	155	167

Rev., 4.00%, 7/1/2030	215	230

Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	500	557

Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 4.00%, 6/1/2026	110	116

Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,197

Miami Beach Redevelopment Agency, City Center, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,135

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	583

School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,386

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2041 (c)	210	220

South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,538

St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	695

Total Florida		24,904

Georgia — 1.5%

Albany-Dougherty Inner City Authority, State University Projects

Rev., 5.00%, 7/1/2027	335	388

Rev., 5.00%, 7/1/2028	350	413

Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	500	599

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860	968

George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 2.38%, 1/1/2031	500	465

George L Smith II Congress Center Authority, Convention Center Hotel Second

Series 2021B, Rev., 3.63%, 1/1/2031 (c)	415	392

Series 2021B, Rev., 5.00%, 1/1/2036 (c)	500	521

Georgia Housing and Finance Authority, Single Family Mortgage

Series 2017A, Rev., 4.00%, 12/1/2047	310	323

Series B, Rev., 4.00%, 12/1/2047	605	633

Total Georgia		4,702

Illinois — 4.6%

City of Aurora, Single Family Mortgage

Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	56	57

Series 2007-A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	69	69

Illinois Finance Authority, Plymouth Place, Inc.

Series 2021A, Rev., 5.00%, 5/15/2032	135	152

Series 2021A, Rev., 5.00%, 5/15/2033	145	162

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, Social Bonds-Learn Chapter School Project

Rev., 4.00%, 11/1/2030	130	143

Rev., 4.00%, 11/1/2031	135	149

Rev., 4.00%, 11/1/2041	375	408

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	414

Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,505	1,596

Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	530	551

Peoria City School District No. 150

Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	563

Southern Illinois University, Housing and Auxiliary Facilities System

Series 2021A, Rev., 4.00%, 4/1/2027	775	857

Series 2021A, Rev., 4.00%, 4/1/2028	715	799

Series 2021A, Rev., 4.00%, 4/1/2029	400	450

Series 2021A, Rev., 4.00%, 4/1/2030	525	596

Series 2021A, Rev., 4.00%, 4/1/2031	500	571

Series 2021A, Rev., 5.00%, 4/1/2032	375	457

Series 2021A, Rev., 5.00%, 4/1/2033	300	366

Southwestern Illinois Development Authority, Flood Prevention District Council Project

Rev., 5.00%, 4/15/2026	250	282

Rev., 5.00%, 4/15/2027	365	423

Rev., 5.00%, 4/15/2028	390	463

Rev., 5.00%, 4/15/2029	290	349

Will County Forest Preservation District, Limited Tax

GO, 5.00%, 12/15/2035	1,170	1,446

GO, 5.00%, 12/15/2036	1,460	1,798

GO, 4.00%, 12/15/2037	1,000	1,121

Total Illinois		14,242

Indiana — 4.1%

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	500	456

City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (c)	570	561

County of St. Joseph, Economic Development, St. Mary’s College Project Series 2017A, Rev., 5.00%, 4/1/2026	1,880	2,106

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Educational Facilities, Valparaiso University Project

Rev., 4.00%, 10/1/2034	165	183

Rev., 4.00%, 10/1/2035	220	243

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,280

Indiana Finance Authority, Rose-Hulman Institute of Technology Project

Rev., 5.00%, 6/1/2031	100	121

Rev., 4.00%, 6/1/2033	110	122

Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	1,000	1,268

Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,866

Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	905	956

Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021B, Rev., 4.00%, 4/1/2024	500	499

Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,028

Total Indiana		12,689

Iowa — 1.1%

Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project

Rev., 5.00%, 9/1/2028	195	200

Rev., 5.00%, 9/1/2030	110	111

Rev., 5.00%, 9/1/2031	105	105

Rev., 5.00%, 9/1/2036	445	434

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	940	975

Iowa Student Loan Liquidity Corp., Student Loan

Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,113

Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	356

Total Iowa		3,294

Kansas — 0.1%

City of Manhattan, Meadowlark Hills Series 2021A, Rev., 4.00%, 6/1/2036	300	314

Kentucky — 0.4%

Kentucky Public Energy Authority, Gas Supply Series 2022A-1, Rev., 4.00%, 3/8/2022 (b) (f)	1,150	1,284

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	125

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — 0.9%

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	803

Louisiana Public Facilities Authority, Lincoln Preparatory School Project

Series 2021A, Rev., 5.00%, 6/1/2031 (c)	450	480

Series 2021A, Rev., 5.00%, 6/1/2041 (c)	525	545

Louisiana Public Facilities Authority, Mentorship Steam Academy Project

Series 2021A, Rev., 5.00%, 6/1/2036 (c)	385	400

Series 2021A, Rev., 5.00%, 6/1/2042 (c)	440	450

Total Louisiana		2,678

Maine — 0.6%

City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	444

Maine Health and Higher Educational Facilities Authority

Series 2020A, Rev., 4.00%, 7/1/2024 (g)	140	149

Series 2020A, Rev., 4.00%, 7/1/2024	110	116

Series 2020A, Rev., 4.00%, 7/1/2028	650	731

Series 2020A, Rev., 4.00%, 7/1/2028 (g)	210	241

Maine State Housing Authority, Mortgage Purchase

Series B, Rev., AMT, 4.00%, 11/15/2043	10	10

Series A, Rev., 4.00%, 11/15/2045	295	304

Total Maine		1,995

Maryland — 1.0%

County of Baltimore, McDonogh School Facility

Series 2019B, Rev., 3.00%, 9/1/2024	320	323

Series 2019B, Rev., 3.00%, 9/1/2025	475	479

County of Baltimore, Riderwood Village, Inc., Project

Rev., 4.00%, 1/1/2032	475	536

Rev., 4.00%, 1/1/2033	600	677

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2029	150	177

Rev., 5.00%, 6/1/2031	175	213

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	740	776

Total Maryland		3,181

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 5.7%

Massachusetts Bay Transportation Authority, Sales Tax

Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	1,993

Series 2012B-1, Rev., 5.00%, 7/1/2033	3,015	3,752

Massachusetts Clean Water Trust (The), Poll Program Rev., 5.25%, 8/1/2024	3,000	3,290

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue

Series 2021G, Rev., 5.00%, 7/1/2029	150	182

Series 2021G, Rev., 5.00%, 7/1/2030	150	185

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,107

Massachusetts Housing Finance Agency, Single Family Housing

Series 169, Rev., 4.00%, 12/1/2044	35	36

Series 183, Rev., 3.50%, 12/1/2046	105	109

Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,065	1,121

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,678

Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,509

Total Massachusetts		17,962

Michigan — 0.8%

City of Detroit, Unlimited Tax

Series 2021A, GO, 5.00%, 4/1/2030	475	559

Series 2021A, GO, 5.00%, 4/1/2031	215	257

Eastern Michigan University Series 2017A, Rev., 5.00%, 3/1/2030	575	664

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	530	548

Western Michigan University, Tax Exempt

Series 2021A, Rev., AGM, 5.00%, 11/15/2028	105	127

Series 2021A, Rev., AGM, 5.00%, 11/15/2029	100	123

Series 2021A, Rev., AGM, 5.00%, 11/15/2030	100	125

Total Michigan		2,403

Minnesota — 1.8%

City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,190

City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project

Series 2021A, Rev., 4.00%, 7/1/2031	175	188

Series 2021A, Rev., 4.00%, 7/1/2041	445	465

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	140	140

Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation

Rev., 5.25%, 8/1/2024	1,015	1,019

Rev., 5.25%, 8/1/2025	1,070	1,074

Rev., 5.25%, 8/1/2026	825	828

Minnesota Housing Finance Agency, Residential Housing Finance Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	390	408

Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027	300	347

Total Minnesota		5,659

Mississippi — 0.4%

Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,125	1,189

Missouri — 1.2%

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031	1,000	1,192

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	710	731

Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,700	1,785

Total Missouri		3,708

Nebraska — 0.6%

Madison County Hospital Authority No. 1, Faith Regional Health Services Project

Rev., 5.00%, 7/1/2030	1,020	1,123

Rev., 5.00%, 7/1/2031	720	792

Total Nebraska		1,915

Nevada — 0.4%

Carson City Nevada Hospital

Rev., 5.00%, 9/1/2026	555	632

Rev., 5.00%, 9/1/2029	620	716

Total Nevada		1,348

New Hampshire — 2.2%

City of Manchester, School Facilities

Rev., NATL-RE, 5.50%, 6/1/2024	3,545	3,872

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — continued

Rev., NATL-RE, 5.50%, 6/1/2027	900	1,071

New Hampshire Business Finance Authority, Springpoint Senior Living Project

Rev., 4.00%, 1/1/2026	265	283

Rev., 4.00%, 1/1/2027	250	269

Rev., 4.00%, 1/1/2028	290	314

Rev., 4.00%, 1/1/2031	290	311

Rev., 4.00%, 1/1/2041	750	789

Total New Hampshire		6,909

New Jersey — 4.3%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 5.00%, 7/1/2029	100	121

Series 2021A, Rev., AGM, 5.00%, 7/1/2030	100	123

Series 2021A, Rev., AGM, 5.00%, 7/1/2031	100	125

Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	75

Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	93

Series 2021A, Rev., AGM, 4.00%, 7/1/2036	100	114

Series 2021A, Rev., AGM, 4.00%, 7/1/2037	75	85

Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,342

Essex County Improvement Authority, CHF-Newark, LLC, NJIT Student Housing Project Series 2021A, Rev., 5.00%, 8/1/2033	170	212

Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project

Rev., 4.00%, 7/15/2023 (c)	115	119

Rev., 4.00%, 7/15/2025 (c)	370	391

Rev., 4.00%, 7/15/2027 (c)	400	430

Rev., 4.00%, 7/15/2029 (c)	430	467

Rev., 4.00%, 7/15/2030 (c)	200	219

New Jersey Economic Development Authority, School Facilities Construction

Series 2021QQQ, Rev., 5.00%, 6/15/2030	270	323

Series 2021QQQ, Rev., 5.00%, 6/15/2033	300	357

New Jersey Educational Facilities Authority, Stevens Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2033	350	416

Series 2020A, Rev., 5.00%, 7/1/2034	280	333

New Jersey Health Care Facilities Financing Authority, University Hospital Issue

Series 2015A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,014

Series 2015A, Rev., AGM, 5.00%, 7/1/2023	820	863

Series 2015A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,217

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	127

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,914

Series 2019A, Rev., 5.00%, 12/1/2024	1,100	1,205

New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (b)	1,000	1,001

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	805	865

Total New Jersey		13,424

New Mexico — 0.3%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	975	1,035

New York — 4.8%

Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.

Rev., 3.50%, 7/1/2026	500	525

Rev., 4.00%, 7/1/2031	780	846

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2031	150	159

Series 2021A, Rev., 4.00%, 6/15/2041	135	142

Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	860	846

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2012A, Rev., 5.00%, 11/15/2029	1,000	1,029

Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2029	1,000	1,201

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 5.00%, 1/1/2031	500	617

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,114

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,514

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	1,903

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,240

State of New York Mortgage Agency, Homeowner Mortgage

Series 197, Rev., 3.50%, 10/1/2044	625	647

Series 195, Rev., 4.00%, 10/1/2046	580	603

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 4.63%, 11/1/2031 (c)	1,250	1,227

Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	375

Total New York		14,988

North Carolina — 1.3%

County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,157

North Carolina Capital Facilities Finance Agency, High Point University Rev., 5.00%, 5/1/2031	500	610

North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	555	591

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (b)	500	565

North Carolina Medical Care Commission, Lutheran Services for The Aging Series 2021A, Rev., 4.00%, 3/1/2031	290	308

North Carolina Medical Care Commission, The Forest at Duke Project

Rev., 4.00%, 9/1/2033	180	201

Rev., 4.00%, 9/1/2041	415	453

University of North Carolina at Charlotte (The)

Series 2020A, Rev., 5.00%, 10/1/2025	85	96

Series 2020A, Rev., 5.00%, 10/1/2027	200	236

Total North Carolina		4,217

North Dakota — 0.7%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series 2016D, Rev., 3.50%, 7/1/2046	245	254

Series D, Rev., 4.00%, 7/1/2046	625	648

Series 2017D, Rev., FHA, 4.00%, 1/1/2048	780	819

University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	500	551

Total North Dakota		2,272

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — 4.9%

American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	982

Butler County Port Authority, Community First Solutions

Rev., 4.00%, 5/15/2037	210	235

Series 2021A, Rev., 4.00%, 5/15/2038	110	123

Series 2021A, Rev., 4.00%, 5/15/2039	115	129

Series 2021A, Rev., 4.00%, 5/15/2040	115	129

Series 2021A, Rev., 4.00%, 5/15/2041	125	140

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University

Rev., 4.00%, 5/1/2026	240	241

Rev., 5.00%, 5/1/2030	250	264

Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,711

Northeast Ohio Medical University

Series 2021A, Rev., 5.00%, 12/1/2028	125	145

Series 2021A, Rev., 5.00%, 12/1/2030	65	77

Series 2021A, Rev., 4.00%, 12/1/2035	150	164

Ohio Higher Educational Facility Commission, Case Western University Project

Series 2019C, Rev., 1.63%, 12/1/2026 (b)	500	498

Series 2019B, Rev., 5.00%, 12/1/2031	750	920

Ohio Housing Finance Agency, Mortgage-Backed Securities Program

Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	485	508

Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	890	947

Ohio State University (The), General Receipts, Multiyear Debt Issuance Program II Series 2021A, Rev., 5.00%, 12/1/2031	845	1,088

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,247

Series B, Rev., 5.00%, 12/1/2029	1,615	1,825

Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (c)	245	238

University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	380

Youngstown State University, General Receipts

Rev., AGM, 4.00%, 12/15/2029	775	900

Rev., AGM, 4.00%, 12/15/2030	490	577

Total Ohio		15,468

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — 0.6%

Salem Hospital Facility Authority, Capital Manor Project

Rev., 5.00%, 5/15/2028	155	175

Rev., 4.00%, 5/15/2029	130	140

Rev., 4.00%, 5/15/2047	400	423

Yamhill County Hospital Authority, Friendsview, Tax Exempt

Series 2021B-3, Rev., 1.75%, 11/15/2026	170	166

Series 2021A, Rev., 5.00%, 11/15/2036	305	348

Series 2021A, Rev., 5.00%, 11/15/2046	500	558

Total Oregon		1,810

Other — 0.3%

Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (b)	905	906

Pennsylvania — 7.1%

Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	725

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032	500	603

Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT4, Rev., 4.00%, 11/1/2036	535	539

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 4.00%, 12/1/2024	345	366

Rev., 4.00%, 12/1/2025	250	271

Rev., 4.00%, 12/1/2026	250	276

Rev., 5.00%, 12/1/2027	200	236

Rev., 5.00%, 12/1/2035	175	214

Rev., 5.00%, 12/1/2036	185	225

Rev., 5.00%, 12/1/2037	200	243

City of Erie, Higher Education Building Authority, Gannon University Project—AICUP Financing Program

Series 2021TT1, Rev., 4.00%, 5/1/2036	100	110

Series 2021TT1, Rev., 4.00%, 5/1/2041	100	109

Delaware County Authority, Neumann University

Rev., 4.00%, 10/1/2022	200	203

Rev., 5.00%, 10/1/2023	240	252

Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (b)	3,350	3,843

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	129

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Lancaster Industrial Development Authority, Landis Homes Retirement Community Project

Rev., 4.00%, 7/1/2031	430	454

Rev., 4.00%, 7/1/2037	170	177

Lehigh County Industrial Development Authority, Seven Generation Charter School

Series 2021A, Rev., 4.00%, 5/1/2031	340	358

Series 2021A, Rev., 4.00%, 5/1/2041	885	905

Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project Rev., 4.00%, 7/1/2041	750	812

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	200

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 121, Rev., 3.50%, 10/1/2046	690	711

Series 122, Rev., AMT, 4.00%, 10/1/2046	240	250

Pennsylvania State University (The)

Series 2020E, Rev., 5.00%, 3/1/2029	710	868

Series 2020E, Rev., 5.00%, 3/1/2030	290	362

Series 2020E, Rev., 5.00%, 3/1/2031	710	879

Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project

Rev., 5.00%, 12/1/2023	2,020	2,146

Rev., AGM, 5.00%, 12/1/2026	1,550	1,783

Rev., AGM, 5.00%, 12/1/2027	680	789

Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	335	364

Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project Series 2021A, Rev., 4.00%, 6/1/2041	175	181

Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,200	1,323

West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project

Series 2021A, Rev., 4.00%, 11/15/2029	135	151

Series 2021A, Rev., 4.00%, 11/15/2030	190	214

Series 2021A, Rev., 4.00%, 11/15/2031	195	218

Series 2021A, Rev., 4.00%, 11/15/2036	365	404

Series 2021A, Rev., 4.00%, 11/15/2041	370	406

Total Pennsylvania		22,170

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 0.6%

South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (c)	200	203

South Carolina State Housing Finance and Development Authority

Series 2017A, Rev., 4.00%, 1/1/2047	180	188

Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	470	491

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,119

Total South Carolina		2,001

South Dakota — 0.7%

South Dakota Housing Development Authority, Homeownership Mortgage

Series 2015D, Rev., 4.00%, 11/1/2045	705	731

Series 2019A, Rev., 4.00%, 5/1/2049	1,485	1,570

Total South Dakota		2,301

Tennessee — 1.3%

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,357

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project

Series 2021B, Rev., 4.00%, 10/1/2030	105	112

Series 2021B, Rev., 4.00%, 10/1/2031	220	233

Series 2021B, Rev., 4.00%, 10/1/2041	400	418

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,035

Tennessee Housing Development Agency, Residential Finance Program

Series 2B, Rev., AMT, 4.00%, 7/1/2043	60	61

Rev., 3.50%, 1/1/2048	960	996

Total Tennessee		4,212

Texas — 5.0%

Arlington Higher Education Finance Corp.

Series 2021A, Rev., 5.00%, 8/15/2027	100	109

Series 2021A, Rev., 5.00%, 8/15/2028	40	43

Series 2021A, Rev., 4.00%, 8/15/2029	40	41

Series 2021A, Rev., 4.00%, 8/15/2030	40	41

Series 2021A, Rev., 4.00%, 8/15/2031	45	46

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Arlington Higher Education Finance Corp., Kipp Texas, Inc.

Rev., PSF-GTD, 5.00%, 8/15/2023	150	158

Rev., PSF-GTD, 5.00%, 8/15/2024	140	152

Rev., PSF-GTD, 5.00%, 8/15/2025	200	224

Rev., PSF-GTD, 5.00%, 8/15/2026	220	253

Rev., PSF-GTD, 5.00%, 8/15/2027	250	295

Arlington Higher Education Finance Corp., Newman International Academy

Rev., 4.00%, 8/15/2031	200	206

Rev., 5.00%, 8/15/2041	300	317

Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 2.50%, 10/1/2031	275	256

Boerne School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,222

Brazos Higher Education Authority, Inc., Tax-Exempt Student Loan Program

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	378

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	550

City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	790

Clear Creek Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (b)	500	501

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	158

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	225	212

Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (g)	2,800	3,175

Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	250

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017A, Rev., 5.00%, 10/15/2026	250	284

Series 2017A, Rev., 5.00%, 10/15/2027	500	564

Midtown Redevelopment Authority, Tax Increment Contract

Rev., 4.00%, 1/1/2031	365	409

Rev., 4.00%, 1/1/2032	500	557

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2032 (f)	420	421

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	550	574

Newark Higher Education Finance Corp., The Hughen Center, Inc.

Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180	221

Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200	250

Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 1.60%, 8/1/2024 (b)	340	342

Pasadena Independent School District, School Building, Unlimited Tax Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (b)	750	752

San Antonio Education Facilities Corp., University of the Incarnate Word Project Series 2021A, Rev., 4.00%, 4/1/2046	500	531

State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	500

Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	500	532

Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2033	400	448

Total Texas		15,762

Utah — 2.4%

Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 Rev., 4.00%, 8/1/2030 (c)	1,000	1,035

Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	250	243

Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	1,979

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031 (c)	535	527

Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	675	703

Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	1,670	1,712

Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,189

Total Utah		7,388

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	131

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Vermont — 1.7%

Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	520	533

Vermont Student Assistance Corp., Education Loan

Series 2016A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,045

Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,501

Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,358

Total Vermont		5,437

Virginia — 0.8%

Henrico County Economic Development Authority, Westminster Canterbury Richmond

Rev., 3.00%, 10/1/2029	500	533

Rev., 3.00%, 10/1/2030	500	532

Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160	189

Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 7/1/2032 (f)	1,000	1,095

Total Virginia		2,349

Washington — 3.8%

FYI Properties, State of Washington District Project Rev., 5.00%, 6/1/2039	5,000	5,900

King County Housing Authority, Highland Village Project

Rev., 5.00%, 1/1/2027	125	143

Rev., 5.00%, 1/1/2028	125	145

Rev., 5.00%, 1/1/2029	125	147

Rev., 4.00%, 1/1/2031	330	374

Rev., 4.00%, 1/1/2034	500	562

Washington Health Care Facilities Authority, Multi-care Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,173

Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	849

Washington State Housing Finance Commission, Single Family Program

Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	130	133

Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	1,270	1,312

Total Washington		11,738

Wisconsin — 4.3%

Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	250	279

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Public Finance Authority, College Achieve Central Charter School Project

Series 2021A, Rev., 5.00%, 6/15/2027 (c)	260	286

Series 2021A, Rev., 5.00%, 6/15/2029 (c)	285	313

Series 2021A, Rev., 5.00%, 6/15/2031 (c)	315	341

Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500	528

Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	200	171

Public Finance Authority, Roseman University of Health Rev., 4.00%, 4/1/2032 (c)	230	243

Public Finance Authority, The Carmelite System, Inc., Obligated Group

Rev., 3.25%, 1/1/2025	580	605

Rev., 3.25%, 1/1/2026	1,545	1,617

Public Finance Authority, Vitcus Group Project Series 2022A, Rev., 4.00%, 12/1/2031 (c) (f)	240	241

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.

Rev., 5.00%, 7/1/2024	250	271

Rev., 5.00%, 7/1/2025	250	279

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2022 (g)	520	531

Series 2017A, Rev., 5.00%, 9/1/2023 (g)	550	580

Series 2017A, Rev., 5.00%, 9/1/2024 (g)	580	631

Series 2017A, Rev., 5.00%, 9/1/2025 (g)	235	262

Series 2017A, Rev., 5.00%, 9/1/2026 (g)	385	441

Series 2017A, Rev., 5.00%, 9/1/2027 (g)	785	922

Wisconsin Health and Educational Facilities Authority, Gundersen Health System Series 2021A, Rev., 4.00%, 10/15/2034	725	843

Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin Rev., 4.00%, 2/1/2023	280	286

Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.

Series C, Rev., 5.00%, 2/15/2027	400	461

Series C, Rev., 5.00%, 2/15/2028	575	660

Series C, Rev., 5.00%, 2/15/2029	375	430

Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,395

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	900

Total Wisconsin		13,516

Wyoming — 0.5%

Wyoming Community Development Authority

Series 5, Rev., 4.00%, 12/1/2046	505	528

Series 2020-2, Rev., 3.00%, 6/1/2049	945	979

Total Wyoming		1,507

Total Municipal Bonds (Cost $303,607)		306,053

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%

Investment Companies — 1.6%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h) (i) (Cost $4,995)	4,994	4,996

Total Investments — 99.4% (Cost $308,602)		311,049
Other Assets Less Liabilities — 0.6%		1,870

NET ASSETS — 100.0%		312,919

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(e)	Amount rounds to less than one thousand.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Security is prerefunded or escrowed to maturity.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 28, 2022 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(12)	06/2022	USD	(1,697)	(16)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	133

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.7% (a)

Alabama — 2.4%

Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	300	333

Black Belt Energy Gas District, Gas Supply Series 2021A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2031 (b)	5,000	5,770

City of Trussville, Warrants Series 2018A, GO, 4.00%, 8/1/2032	25	28

Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (c)	1,000	1,076

Montgomery Water Works and Sanitary Sewer Board

Series 2019A, Rev., 4.00%, 9/1/2036	515	589

Series 2019A, Rev., 4.00%, 9/1/2037	800	915

Series 2019A, Rev., 4.00%, 9/1/2038	830	948

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	500	522

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (b)	835	875

Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	4,000	4,538

UAB Medicine Finance Authority

Series B-2, Rev., 3.50%, 9/1/2035	160	172

Series B-2, Rev., 5.00%, 9/1/2037	30	35

Total Alabama		15,801

Alaska — 0.3%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	420	434

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,642

Total Alaska		2,076

Arizona — 2.2%

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	350	355

Arizona Industrial Development Authority, Children’s National Medical Center Series 2020A, Rev., 3.00%, 9/1/2050	2,600	2,555

Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (d)	250	253

Arizona Industrial Development Authority, Equitable School Revolving Fund Series 2020A, Rev., 4.00%, 11/1/2045	1,000	1,095

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2021A, Rev., 4.00%, 11/1/2046	1,300	1,433

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	3,246

Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,125	1,187

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	986

Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (d)	2,515	2,788

City of Chandler, Excise Tax Rev., 5.00%, 7/1/2028	25	29

City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	172

County of Pinal Rev., 4.00%, 8/1/2036	50	56

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	400

Series 2018A, Rev., 5.00%, 7/1/2033	150	172

Series 2018A, Rev., 5.00%, 7/1/2037	200	228

Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	12

Maricopa County Unified School District No. 11,Peoria, School Improvement GO, 4.00%, 7/1/2034	10	11

University of Arizona (The) Rev., 5.00%, 6/1/2033	40	46

Total Arizona		15,024

Arkansas — 0.1%

County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	401

University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	113

University of Arkansas, Various Facility Fayetteville Campus Series 2016A, Rev., 5.00%, 11/1/2037	185	213

University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	117

Total Arkansas		844

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — 7.7%

Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	70

Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2032	35	39

Calexico Unified School District

GO, 4.00%, 8/1/2040	1,585	1,809

GO, 4.00%, 8/1/2041	1,745	1,983

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	549

California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,165

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (c)	250	282

California Municipal Finance Authority, Community Health System

Series 2021A, Rev., 3.00%, 2/1/2046	1,000	958

Series 2021A, Rev., 4.00%, 2/1/2051	2,000	2,205

California Public Finance Authority, Enso Village Project Series 2021A, Rev., 5.00%, 11/15/2051 (d)	500	548

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2037	500	568

Rev., 5.00%, 10/15/2047	1,000	1,123

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2022 (d)	80	81

Series 2018A, Rev., 5.00%, 8/1/2023 (d)	175	184

Series 2018A, Rev., 5.00%, 8/1/2024 (d)	160	172

Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	165

Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	168

Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	171

Series 2018A, Rev., 5.00%, 8/1/2028 (d)	190	220

California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	12

California State University, Systemwide

Series 2019A, Rev., 5.00%, 11/1/2036	30	37

Series 2016A, Rev., 5.00%, 11/1/2041	45	51

Series 2017A, Rev., 5.00%, 11/1/2042	30	35

Series 2016A, Rev., 5.00%, 11/1/2045	25	28

California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,528

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project Rev., 4.00%, 11/1/2051	1,150	1,284

City of Los Angeles Department of Airports, International Airport Subordinate

Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,299

Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	185

County of Santa Clara, Campbell Union High School District

GO, 3.00%, 8/1/2030	620	647

GO, 3.00%, 8/1/2031	30	31

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Rev., 3.13%, 8/1/2056 (d)	2,000	1,664

CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (d)	2,115	2,119

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (d)	1,500	1,427

CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	365	332

East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,728

East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	574

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 4.00%, 7/1/2037	450	524

Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,160

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	889

Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,415	1,562

Huntington Beach Union High School District

COP, AGM, 5.00%, 9/1/2031	115	146

COP, AGM, 4.00%, 9/1/2032	100	118

COP, AGM, 4.00%, 9/1/2033	110	129

COP, AGM, 4.00%, 9/1/2034	115	134

COP, AGM, 4.00%, 9/1/2035	100	116

Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2023 (c)	60	63

Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Series 2020A, Rev., 5.00%, 6/1/2030	20	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	135

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Los Angeles Department of Water and Power, Power System

Series 2019D, Rev., 5.00%, 7/1/2038	35	43

Series 2014D, Rev., 5.00%, 7/1/2044	60	65

Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	36

Millbrae Redevelopment Agency Successor Agency, Millbrae Redevelopment Project Rev., 4.00%, 8/1/2035	150	161

Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	43

Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	7,760

Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	30

Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	650	754

Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	15

Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 5.00%, 6/1/2039	150	175

Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,570

San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	439

San Francisco City and County Public Utilities Commission Power

Series 2021A, Rev., 4.00%, 11/1/2038	2,585	2,973

Series 2021B, Rev., 4.00%, 11/1/2038	1,140	1,311

San Lorenzo Valley Unified School District, Election of 2020

Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,118

Series 2020A, GO, 5.00%, 8/1/2050	2,505	2,953

Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	33

Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, Election of 2004 GO, Zero Coupon, 8/1/2023 (c)	2,450	1,153

South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	18

Total California		51,957

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — 3.6%

Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	670	695

Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (d)	650	688

Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,047

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	184

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	766

Colorado Health Facilities Authority, Commonspirit Health Series 2019A-2, Rev., 4.00%, 8/1/2049	2,500	2,692

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	727

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,161

County of Adams COP, 4.00%, 12/1/2040	2,815	2,979

County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	250	307

Denver Health and Hospital Authority

Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,786

Series A, Rev., 5.25%, 12/1/2045	1,000	1,053

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,212

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,038

State of Colorado

Series 2018A, COP, 5.00%, 9/1/2031	20	24

Series 2021A, COP, 5.00%, 12/15/2032	1,500	1,918

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,114

Transport Metropolitan District No. 3, Limited Tax

Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,833

Series 2021A-1, GO, 5.00%, 12/1/2051	1,000	1,057

Vauxmont Metropolitan District, Subordinate Convertible Tax

GO, AGM, 5.00%, 12/15/2024	265	290

GO, AGM, 5.00%, 12/15/2025	250	280

Total Colorado		23,851

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — 0.9%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series A-1, Rev., 4.00%, 11/15/2045	50	52

SubSeries A-1, Rev., 4.00%, 11/15/2047	200	209

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,124

Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,875	3,160

State of Connecticut

Series 2016D, GO, 5.00%, 8/15/2026	25	29

Series 2012G, GO, 4.00%, 10/15/2027	45	46

Series A, GO, 5.00%, 4/15/2029	150	174

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2016A, Rev., 5.00%, 9/1/2027	25	29

Series 2018B, Rev., 5.00%, 10/1/2033	55	66

Town of New Canaan

GO, 4.00%, 10/1/2036	240	276

GO, 4.00%, 10/1/2037	370	426

GO, 4.00%, 10/1/2039	100	114

University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2028	15	16

Total Connecticut		5,721

Delaware — 1.4%

County of New Castle GO, 5.00%, 4/1/2027	25	29

Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,111

Delaware State Economic Development Authority, Newark Charter School, Inc., Project

Series A, Rev., 5.00%, 9/1/2036	500	558

Series A, Rev., 5.00%, 9/1/2046	500	551

Rev., 5.00%, 9/1/2050	1,500	1,740

Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	3,000	3,412

Delaware State Health Facilities Authority, Bayhealth Medical Center Project

Series 2017A, Rev., 4.00%, 7/1/2033	25	27

Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,384

University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	687

Total Delaware		9,499

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — 1.5%

District of Columbia, Kipp DC Charter School Series A, Rev., 6.00%, 7/1/2023 (c)	1,000	1,065

District of Columbia, Kipp DC Project

Series 2017B, Rev., 5.00%, 7/1/2027	30	34

Series 2017B, Rev., 5.00%, 7/1/2037	25	28

Rev., 4.00%, 7/1/2039	600	652

Rev., 4.00%, 7/1/2044	1,240	1,332

District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (c)	25	27

District of Columbia, Rocketship Obligated Group

Series 2021A, Rev., 5.00%, 6/1/2041 (d)	250	279

Metropolitan Washington Airports Authority Aviation

Series 2012A, Rev., AMT, 5.00%, 10/1/2022	60	61

Series A, Rev., AMT, 5.00%, 10/1/2030	50	57

Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	478

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	5,788

Total District of Columbia		9,801

Florida — 4.0%

City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	22

City of Lakeland, Capital Improvement

Series 2021A, Rev., 5.00%, 10/1/2038	200	269

Series 2021A, Rev., 5.00%, 10/1/2039	275	371

Series 2021A, Rev., 5.00%, 10/1/2040	290	392

Series 2021A, Rev., 5.00%, 10/1/2041	200	272

City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	17

City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	17

City of Miami Beach, Stormwater Rev., 4.00%, 9/1/2045	25	27

City of Pompano Beach, John Knox Village Project

Series 2021B-2, Rev., 1.45%, 1/1/2027	140	133

Series 2021A, Rev., 4.00%, 9/1/2051	3,400	3,502

City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	30

City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 4.00%, 8/15/2042	20	22

City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	10	11

City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	3,270

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	137

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,166

County of Hillsborough, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,613

County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	1,545	1,891

County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	113

County of Sarasota, Utility System

Series 2019A, Rev., 5.00%, 10/1/2038	25	30

Series 2016A, Rev., 4.00%, 10/1/2043	65	71

East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	36

Florida Atlantic University Finance Corp., Student Housing Project

Series 2019A, Rev., 5.00%, 7/1/2031	15	18

Series 2019B, Rev., 5.00%, 7/1/2034	120	143

Florida Development Finance Corp., The Mayflower Retirement Community Project Series 2021A, Rev., 4.00%, 6/1/2041 (d)	2,325	2,448

Florida Governmental Utility Authority

Rev., AGM, 4.00%, 10/1/2034	600	683

Rev., AGM, 4.00%, 10/1/2035	1,000	1,138

Rev., AGM, 4.00%, 10/1/2036	370	421

Florida Gulf Coast University Financing Corp., Housing Project

Series 2020A, Rev., 4.00%, 2/1/2035	300	337

Series 2020A, Rev., 4.00%, 2/1/2037	730	816

Series 2020A, Rev., 4.00%, 2/1/2038	535	596

Florida State Board of Governors, International University Dormitory Series 2015A, Rev., 4.00%, 5/1/2034	30	32

Miami-Dade County Health Facilities Authority, Niklaus Children’s Hospital Series 2021A, Rev., 4.00%, 8/1/2051	2,000	2,197

Monroe County School District

Series 2018A, COP, 5.00%, 6/1/2032	100	116

Series 2018A, COP, 5.00%, 6/1/2034	40	46

Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	43

Orange County Health Facilities Authority, Orlando Health Obligated Group Series B, Rev., 4.00%, 10/1/2045	215	229

South Broward Hospital District, Memorial Healthcare System Rev., 5.00%, 5/1/2023	10	10

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	55	66

Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project

Series 2020A, Rev., 4.00%, 10/15/2037	725	802

Series 2020A, Rev., 4.00%, 10/15/2038	750	829

Series 2020A, Rev., 4.00%, 10/15/2039	350	386

Total Florida		26,631

Georgia — 4.5%

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2050	1,450	1,633

City of Bainbridge, Combined Utility Rev., 4.00%, 12/1/2046	1,000	1,144

Dalton Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	1,985	2,151

Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	1,096

Development Authority for Fulton County, WellStar Health System, Inc., Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,274

George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	510

George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (d)	1,145	1,165

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,237

Georgia Housing and Finance Authority, Single Family Mortgage SubSeries A-1, Rev., AMT, 4.00%, 6/1/2044	45	46

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2038	1,000	1,130

Main Street Natural Gas, Inc., Gas Supply

Series 2018A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (b)	5,000	5,190

Series 2019B, Rev., 4.00%, 12/2/2024 (b)	8,600	9,185

Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2028	110	134

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Georgia — continued

Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 4.00%, 9/1/2041	750	855

Private Colleges and Universities Authority, Mercer University Project Rev., 4.00%, 10/1/2050	1,350	1,457

Total Georgia		30,207

Hawaii — 0.3%

City & County Honolulu, Wastewater System Series 2019B, Rev., 5.00%, 7/1/2040	35	43

City & County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,202

Total Hawaii		2,245

Idaho — 0.0% (e)

Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	84

University of Idaho

Series 2018A, Rev., 5.00%, 4/1/2028 (c)	20	24

Series 2018A, Rev., 5.00%, 4/1/2035	5	6

Total Idaho		114

Illinois — 5.6%

City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	107

Community Unit School District No. 427 DeKalb and Kane Counties Illinois, Limited Tax

Series 2021B, GO, 4.00%, 2/1/2039	410	456

Series 2021B, GO, 4.00%, 2/1/2040	455	505

Series 2021B, GO, 4.00%, 2/1/2041	465	516

Cook County Forest Preserve District, Limited Tax Series B, GO, 5.00%, 12/15/2037	295	298

County of Cook GO, 5.00%, 11/15/2034	700	802

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	3,330

DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 4.00%, 1/15/2039	800	882

Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	26

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2040	105	127

Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	11

Illinois Finance Authority, Presence Health Network

Series 2016C, Rev., 4.00%, 2/15/2027 (c)	20	22

Series 2016C, Rev., 4.00%, 2/15/2041	930	1,010

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	535

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.

Series C, Rev., 5.00%, 3/1/2033	305	346

Series 2017C, Rev., 5.00%, 3/1/2034	205	232

Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2031	20	23

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,694

Series 2019A, Rev., 4.00%, 1/1/2044	65	72

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2034	620	693

GO, AGM, 4.00%, 2/1/2035	500	557

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM-CR, NATL-RE, Zero Coupon, 12/15/2040	5,000	2,605

Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	360

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2026	3,500	3,928

Series C, Rev., 5.25%, 1/1/2043	1,500	1,771

State of Illinois

Series 2012A, GO, 4.00%, 1/1/2024	15	15

GO, 5.00%, 5/1/2024	205	221

Series D, GO, 5.00%, 11/1/2024	325	354

GO, 4.00%, 8/1/2025	25	25

GO, 4.00%, 3/1/2026	10	10

Series 2012A, GO, 5.00%, 1/1/2027	25	25

GO, 5.00%, 5/1/2027	175	187

GO, 5.00%, 6/1/2027	25	28

GO, 5.00%, 11/1/2028	20	23

Series 2012A, GO, 4.00%, 1/1/2029	45	45

Series 2012A, GO, 4.00%, 1/1/2030	225	225

GO, 5.50%, 1/1/2030	20	24

GO, 5.50%, 5/1/2030	2,000	2,414

GO, 4.13%, 11/1/2031	20	22

GO, 4.00%, 6/1/2033	15	16

Series 2021B, GO, 5.00%, 12/1/2033	4,500	5,392

GO, 4.00%, 6/1/2036	25	26

GO, 4.00%, 6/1/2037	45	47

GO, 5.50%, 7/1/2038	3,000	3,155

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	139

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

State of Illinois, Sales Tax

Series 2016C, Rev., 5.00%, 6/15/2022	25	25

Series D, Rev., 5.00%, 6/15/2027	15	17

Village of Arlington Heights GO, 4.00%, 12/1/2034	130	142

Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,180

Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	95

Village of Midlothian

GO, AGM, 4.00%, 1/1/2024	75	79

GO, AGM, 4.00%, 1/1/2025	40	43

GO, AGM, 4.00%, 1/1/2026	65	71

GO, AGM, 4.00%, 1/1/2027	85	94

GO, AGM, 4.00%, 1/1/2028	65	73

GO, AGM, 4.00%, 1/1/2029	95	107

Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	231

Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	36

Total Illinois		37,355

Indiana — 0.9%

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	456

City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	203

Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	37

Gary Community School Corp. GO, 4.00%, 7/15/2023	230	239

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 1/15/2023	10	10

Rev., 4.00%, 7/15/2031	240	267

Rev., 4.00%, 7/15/2032	350	387

Indiana Finance Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	16

Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	27

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project

Series 2020A, Rev., 5.00%, 7/1/2040	170	186

Series 2020A, Rev., 5.00%, 7/1/2055	460	496

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Educational Facilities, Valparaiso University Project

Rev., 5.00%, 10/1/2028	260	301

Rev., 5.00%, 10/1/2030	240	285

Rev., 5.00%, 10/1/2031	250	301

Indiana Finance Authority, Goshen Health

Series 2019A, Rev., 5.00%, 11/1/2032	15	18

Series 2019A, Rev., 4.00%, 11/1/2043	1,125	1,224

Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,270

Indiana Finance Authority, Parkview Health System, Inc. Series 2018A, Rev., 4.00%, 11/1/2048	50	55

Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	34

Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	39

University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	30

Total Indiana		5,881

Iowa — 0.0% (e)

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	255	263

Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2034	15	18

Total Iowa		281

Kansas — 0.0% (e)

Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	51

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,869

Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	32

Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	32

Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	22

Total Kentucky		1,955

Louisiana — 1.0%

City of Ruston, Sales Tax Rev., AGM, 5.00%, 6/1/2024	10	11

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — continued

Lafayette Consolidated Government GO, 5.00%, 3/1/2029	125	151

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	114

Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	1,189

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	29

Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	744

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,153

St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	55

State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,429

Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,067

Total Louisiana		6,942

Maine — 0.4%

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,192

Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	175	181

Total Maine		2,373

Maryland — 2.4%

City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2044	50	56

City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	310

County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2029	5,735	7,012

Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2050	1,280	1,337

Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series 2018A, Rev., 5.00%, 7/1/2023	115	120

Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	5,000	5,804

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 4.00%, 6/1/2046	500	545

Rev., 4.00%, 6/1/2051	500	543

Maryland State Transportation Authority, Transportation Facilities Projects, Tax Exempt Rev., 5.00%, 7/1/2028	10	12

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2013A, Rev., 4.00%, 1/1/2031	110	114

Total Maryland		15,853

Massachusetts — 2.7%

City of Lowell, Municipal Purpose Loan GO, 5.00%, 3/1/2028	90	108

Commonwealth of Massachusetts Transportation Fund Series 2021A, Rev., 5.00%, 6/1/2040	2,200	2,744

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,696

Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,067

Massachusetts Development Finance Agency, Boston College Issue

Series 2020U, Rev., 5.00%, 7/1/2038	755	1,006

Series 2020U, Rev., 5.00%, 7/1/2039	665	887

Series 2020U, Rev., 5.00%, 7/1/2040	535	714

Series 2017T, Rev., 4.00%, 7/1/2042	35	38

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2036	825	939

Rev., 5.00%, 1/1/2037	315	358

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue

Series 2021G, Rev., 5.00%, 7/1/2032	250	313

Series 2021G, Rev., 5.00%, 7/1/2038	300	372

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	1,026

Massachusetts Housing Finance Agency, Single Family Housing

Series 177, Rev., AMT, 4.00%, 6/1/2039	200	206

Series 167, Rev., 4.00%, 12/1/2043	60	61

Series 169, Rev., 4.00%, 12/1/2044	135	137

Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	141

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

University of Massachusetts Building Authority Series 2017-1, Rev., 5.25%, 11/1/2042	50	59

University of Massachusetts Building Authority, Senior Lien Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,467

Total Massachusetts		18,209

Michigan — 1.6%

Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	32

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2045	600	726

Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	2,222

Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2043	1,000	1,186

Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 4.00%, 11/15/2045	375	398

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,717

Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2042	375	397

Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,140

Michigan State Building Authority, Facilities Program

Series 2016 I, Rev., 4.00%, 10/15/2036	50	54

Series 2015I, Rev., 4.00%, 4/15/2040	120	128

Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	60	62

Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	838

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	1,112

Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	26

University of Michigan Rev., 4.00%, 4/1/2034	50	55

Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	12

West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024 (c)	25	27

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Western Michigan University, Tax Exempt

Series 2021A, Rev., AGM, 5.00%, 11/15/2032	125	157

Series 2021A, Rev., AGM, 5.00%, 11/15/2046	250	304

Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	29

Total Michigan		10,622

Minnesota — 1.4%

Aurora Independent School District No. 2711, School Building, Capital Appreciation

Series 2017B, GO, Zero Coupon, 2/1/2026	150	136

Series 2017B, GO, Zero Coupon, 2/1/2027	400	349

Series 2017B, GO, Zero Coupon, 2/1/2028	225	189

Series 2017B, GO, Zero Coupon, 2/1/2030	880	678

City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	27

City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,273

City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	42

City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250	264

East Grand Forks Independent School District No. 595, School Building Series 2016A, GO, 4.00%, 2/1/2027	15	16

Greenway Independent School District No. 316, Capital Appreciation

Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,139

Series 2019F, GO, Zero Coupon, 2/1/2030	700	585

Series 2019F, GO, Zero Coupon, 2/1/2031	545	441

Lakeville Independent School District No. 194 Series 2018A, GO, 5.00%, 2/1/2028	25	29

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	45	45

Minnesota Higher Education Facilities Authority, Carleton College

Rev., 4.00%, 3/1/2032	1,000	1,093

Rev., 4.00%, 3/1/2033	500	547

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2014A, Rev., AMT, 4.00%, 7/1/2038	100	103

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	325	338

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	205	214

Total Minnesota		9,508

Mississippi — 0.6%

Mississippi Development Bank, Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,583

Mississippi Development Bank, Lafayette County School District Project Rev., 4.00%, 4/1/2033	20	23

Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,085

Total Mississippi		3,691

Missouri — 0.8%

City of Sedalia COP, 4.00%, 7/15/2035	205	222

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,087

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,082

Series 2019C, Rev., 4.00%, 2/1/2048	265	279

Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series 2018A, Rev., 4.00%, 6/1/2048	2,160	2,380

Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2036	100	112

Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2034	10	12

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	205	211

Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	245	255

St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	10	10

Total Missouri		5,650

Montana — 0.2%

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	45	46

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Montana — continued

Montana Facility Finance Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2038	1,200	1,334

Total Montana		1,380

Nebraska — 0.7%

Central Plains Energy Project, Gas Project No. 3

Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,243

Series 2017A, Rev., 5.00%, 9/1/2037	1,500	1,904

Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group

Series 2020A, Rev., 4.00%, 11/15/2040	575	652

Series 2020A, Rev., 4.00%, 11/15/2041	300	339

Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2030	10	11

Public Power Generation Agency, Whelan Energy Center Unit 2

Series 2015A, Rev., 5.00%, 1/1/2026	100	110

Series A, Rev., 5.00%, 1/1/2034	185	211

Series 2016A, Rev., 5.00%, 1/1/2035	25	28

Total Nebraska		4,498

Nevada — 1.2%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	401

County of Clark, Southern California Edison Co. Rev., 2.10%, 6/1/2031	5,000	4,701

Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,718

Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	17

Total Nevada		7,837

New Hampshire — 0.5%

New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	1,052

New Hampshire Business Finance Authority, The Lawrenceville School Project Series 2021A, Rev., 4.00%, 7/1/2051	2,000	2,254

Total New Hampshire		3,306

New Jersey — 4.7%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	56

Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	138

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	143

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2022	110	111

New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	271

New Jersey Economic Development Authority, School Facilities Construction

Series NN, Rev., 5.00%, 3/1/2024	150	155

Series 2021QQQ, Rev., 4.00%, 6/15/2046	1,375	1,476

Series 2021QQQ, Rev., 4.00%, 6/15/2050	1,000	1,069

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,082

New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	118

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	635	682

New Jersey Transportation Trust Fund Authority

Series BB, Rev., 4.00%, 6/15/2038	1,500	1,616

Series 2020AA, Rev., 4.00%, 6/15/2050	1,375	1,470

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,034

Series A, Rev., 5.00%, 6/15/2031	3,000	3,395

New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., Zero Coupon, 12/15/2036	10,355	6,416

New Jersey Turnpike Authority Series 2021A, Rev., 4.00%, 1/1/2042	1,000	1,123

State of New Jersey, COVID-19 Emergency Bonds

GO, 4.00%, 6/1/2031	1,000	1,156

GO, 4.00%, 6/1/2032	2,000	2,327

Tobacco Settlement Financing Corp.

Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,081

Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,123

Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,710

Total New Jersey		31,609

New Mexico — 0.1%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	360	378

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 7.9%

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project Rev., 4.00%, 11/1/2045	2,300	2,463

City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	263

County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	12

County of Suffolk Series 2020B, GO, AGM, 5.00%, 5/15/2030	1,240	1,517

Metropolitan Transportation Authority

Series H, Rev., 5.00%, 11/15/2022 (c)	70	72

Series D, Rev., 5.00%, 11/15/2031	400	448

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2012A, Rev., 5.00%, 11/15/2026	25	26

SubSeries B-3B, Rev., 5.00%, 11/15/2028	25	29

Series 2016B-1, Rev., 5.00%, 11/15/2029	25	29

Series 2017B-1, Rev., 5.00%, 11/15/2035	95	111

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (d)	540	601

Monroe County Industrial Development Corp., University of Rochester Project Series 2017C, Rev., 4.00%, 7/1/2033	60	66

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	408

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series 2019C-1, Rev., 5.00%, 11/1/2034	100	121

Series A, SubSeries A-1, Rev., 5.00%, 8/1/2040	5,000	5,905

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2039	25	29

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, SubSeries A-2, Rev., 5.00%, 5/1/2035	50	61

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2039	35	35

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 SubSeries 2019FF-2, Rev., 5.00%, 6/15/2038	30	36

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020AA, Rev., 5.00%, 6/15/2040	55	67

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,761

New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2036	640	881

New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,245

New York State Dormitory Authority, School Districts Financing Program

Series 2018A, Rev., 5.00%, 10/1/2031	50	58

Series 2016A, Rev., 5.00%, 10/1/2032	35	40

New York State Dormitory Authority, St. John’s University Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2026	100	115

New York State Dormitory Authority, State Personal Income Tax Series 2021E, Rev., 5.00%, 3/15/2033	1,040	1,323

New York State Dormitory Authority, State Sales Tax

Series 2017A, Rev., 5.00%, 3/15/2036	100	116

Series 2018A, Rev., 5.00%, 3/15/2037	40	47

Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,475

New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	17

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,036

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2019A, Rev., 5.00%, 3/15/2039	25	30

Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,408

Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,141

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 4.00%, 1/1/2036	1,500	1,586

Rev., AMT, 5.00%, 1/1/2036	1,125	1,264

Port Authority of New York and New Jersey, Consolidated

Series 188, Rev., AMT, 5.00%, 5/1/2024	50	54

Series 93, Rev., 6.13%, 6/1/2094	7,470	8,134

State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	190	196

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project

Rev., 5.13%, 11/1/2041 (d)	850	824

Rev., 5.38%, 11/1/2054 (d)	750	723

Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	93

Town of Orangetown, Rockland County, Sparkill-Palisades Fire District

GO, AGM, 4.00%, 11/15/2040	220	234

GO, AGM, 4.00%, 11/15/2041	205	219

GO, AGM, 4.00%, 11/15/2042	315	336

GO, AGM, 4.00%, 11/15/2043	325	345

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2018B, Rev., 5.00%, 11/15/2031	75	96

Series 2018C, Rev., 5.00%, 11/15/2038	35	42

Series 2018A, Rev., 5.00%, 11/15/2045	105	123

Series 2021A-1, Rev., 4.00%, 5/15/2046	4,000	4,480

Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,509

Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	50

Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	1,075

Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	144

Total New York		53,519

North Carolina — 1.9%

City of Greensboro, Combined Water and Sewer System Rev., 5.00%, 6/1/2027	10	12

City of Raleigh, Limited Obligation Series 2014A, Rev., 4.00%, 10/1/2022	30	31

County of Burke, Limited Obligation

Rev., 5.00%, 4/1/2025	15	17

Rev., 5.00%, 4/1/2031	25	29

North Carolina Capital Facilities Finance Agency, Meredith College

Rev., 5.00%, 6/1/2027	105	118

Rev., 5.00%, 6/1/2028	805	898

Rev., 5.00%, 6/1/2030	400	444

North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	120	123

Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	1,971

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	145

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — continued

State of North Carolina Rev., 5.00%, 3/1/2033	7,735	9,293

Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	12

Total North Carolina		12,948

North Dakota — 0.9%

City of Grand Forks, Altru Health System

Rev., 4.00%, 12/1/2040	1,750	1,894

Rev., 4.00%, 12/1/2041	1,875	2,025

North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2016D, Rev., 3.50%, 7/1/2046	255	265

University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	1,430	1,575

Total North Dakota		5,759

Ohio — 3.8%

American Municipal Power, Inc., Fremont Energy Center Project

Series 2021A, Rev., 4.00%, 2/15/2037	1,700	1,937

Series 2021A, Rev., 4.00%, 2/15/2038	2,000	2,277

Athens City School District, School Facilities Construction and Improvement Series 2019A, GO, 4.00%, 12/1/2040	460	521

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	3,210	3,371

Butler County Port Authority, Community First Solutions Rev., 4.00%, 5/15/2046	250	277

Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	1,118

County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	6,269

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,478

County of Montgomery, Dayton Children’s Hospital Rev., 4.00%, 8/1/2051	1,500	1,669

County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,988

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group

Series 2016A, Rev., 5.00%, 7/1/2031	115	128

Series 2016A, Rev., 5.00%, 7/1/2032	35	39

Series 2013A, Rev., 5.50%, 7/1/2039	1,000	1,057

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	182

Licking Heights Local School District, School Facilities Construction and Improvement, Unlimited Tax Series A, GO, 4.00%, 10/1/2034	10	11

Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	29

Northeast Ohio Medical University

Series 2021A, Rev., 3.00%, 12/1/2040	250	244

Series 2021A, Rev., 4.00%, 12/1/2045	115	123

Ohio Higher Educational Facility Commission, University of Dayton 2020 Project Rev., 5.00%, 2/1/2035	735	886

State of Ohio, Higher Education

Series B, GO, 5.00%, 8/1/2023	110	112

Series 2019A, GO, 5.00%, 5/1/2033	1,500	1,749

University of Cincinnati, General Receipts Series 2017A, Rev., 5.00%, 6/1/2045	25	29

Total Ohio		25,494

Oklahoma — 0.7%

Grand River Dam Authority Series 2014A, Rev., 4.00%, 6/1/2022	10	10

Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	2,002

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	753

Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,870

Total Oklahoma		4,635

Oregon — 0.2%

City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	356

City of Sheridan, Full Faith and Credit GO, 4.00%, 12/1/2027	10	11

Salem Hospital Facility Authority, Capital Manor Project

Rev., 4.00%, 5/15/2047	500	529

Rev., 4.00%, 5/15/2057	500	522

State of Oregon, Department of Transportation Highway User Senior Lien Series 2013A, Rev., 5.00%, 11/15/2022	5	5

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — continued

State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	43

Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	32

Total Oregon		1,498

Pennsylvania — 8.0%

Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	17

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,168

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2036	50	54

Rev., 5.00%, 11/1/2037	430	461

Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,000	2,264

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	1,197

Central Dauphin School District

GO, 4.00%, 8/1/2026 (c)	10	11

GO, 4.00%, 2/1/2030	15	17

Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	28

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,710

City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,288

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	10,953

Commonwealth of Pennsylvania Series 2018A, COP, 4.00%, 7/1/2046	1,200	1,307

County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	764

DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,298

Erie City Water Authority Series 2018A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,772

Lancaster County Hospital Authority, Health Center, Masonic Villages Project

Rev., 5.00%, 11/1/2034	35	40

Rev., 5.00%, 11/1/2036	510	583

Rev., 5.00%, 11/1/2037	250	285

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Lancaster Industrial Development Authority, Landis Homes Retirement Community Project

Rev., 4.00%, 7/1/2037	175	183

Rev., 4.00%, 7/1/2046	675	692

Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	377

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Rev., 4.00%, 9/1/2036	1,655	1,833

Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,080

Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,067

Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group

Rev., 5.00%, 5/15/2022 (c)	510	515

Series 2020C, Rev., 5.00%, 11/15/2045	1,770	2,045

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 5.00%, 12/1/2044	350	390

Rev., 5.00%, 12/1/2049	500	557

Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	112

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 118A, Rev., AMT, 3.50%, 4/1/2040	245	249

Series 122, Rev., AMT, 4.00%, 10/1/2046	245	255

Pennsylvania Turnpike Commission Series 2021B, Rev., 4.00%, 12/1/2040	1,390	1,567

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	363

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,286

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,395

Swarthmore Borough Authority, Swarthmore College

Rev., 5.00%, 9/15/2023	25	27

Series 2016B, Rev., 4.00%, 9/15/2041	15	16

Township of West Bradford

GO, 4.00%, 12/15/2040	600	667

GO, 4.00%, 12/15/2045	1,100	1,214

Upper Merion Area School District GO, 5.00%, 1/15/2036	250	281

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project

Rev., 3.00%, 12/15/2023	230	233

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	147

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Rev., 4.00%, 12/15/2028	1,000	1,082

Rev., 5.00%, 12/15/2038	750	823

West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,453

Total Pennsylvania		53,979

Rhode Island — 0.0% (e)

City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	239

Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	30

Total Rhode Island		269

South Carolina — 0.8%

City of Greenwood, Combined Public Utility System

Rev., 5.00%, 12/1/2026	340	394

Rev., 5.00%, 12/1/2028	250	303

Rev., 5.00%, 12/1/2030	675	833

City of North Charleston, Limited Obligation, Tax Increment Pledge Rev., 4.00%, 10/1/2040	90	100

Greenwood Metropolitan District, Sewer System Rev., 5.00%, 10/1/2027	10	12

South Carolina Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,158

South Carolina State Housing Finance and Development Authority Series 2017A, Rev., 4.00%, 1/1/2047	175	182

Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,377

Total South Carolina		5,359

South Dakota — 0.4%

Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay

GO, 4.00%, 8/1/2029	1,165	1,309

GO, 4.00%, 8/1/2030	610	681

GO, 4.00%, 8/1/2031	420	466

South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2019A, Rev., 4.00%, 4/1/2036	65	74

South Dakota Housing Development Authority, Homeownership Mortgage Series 2015D, Rev., 4.00%, 11/1/2045	210	218

Total South Dakota		2,748

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — 3.8%

City of Cleveland

Series 2018B, GO, 5.00%, 6/1/2022	205	207

Series 2018B, GO, 5.00%, 6/1/2027	245	288

Series 2018B, GO, 5.00%, 6/1/2028	260	312

Series 2018B, GO, 5.00%, 6/1/2030	285	342

Series 2018B, GO, 4.00%, 6/1/2031	300	339

Series 2018B, GO, 4.00%, 6/1/2032	310	350

Series 2018B, GO, 4.00%, 6/1/2038	395	444

Series 2018B, GO, 4.00%, 6/1/2039	410	460

City of Oak Ridge

GO, 4.00%, 6/1/2037	695	760

GO, 4.00%, 6/1/2038	720	787

GO, 4.00%, 6/1/2039	750	818

County of Hamilton

Series 2018A, GO, 5.00%, 4/1/2028	25	30

County of Williamson

GO, 4.00%, 4/1/2033	1,490	1,713

GO, 4.00%, 4/1/2034	1,485	1,705

County of Wilson Series 2017A, GO, 4.00%, 4/1/2039	25	27

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,371

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2024	800	874

Rev., 4.00%, 11/15/2043	105	115

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,357

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2051	2,000	2,066

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	112

Metropolitan Nashville Airport Authority (The) Series 2015A, Rev., 5.00%, 7/1/2035	20	22

Metropolitan Nashville Airport Authority (The), Subordinate Airport

Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,188

Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,180

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	1,032

Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025 (b)	4,000	4,293

Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2025 (c)	35	39

Total Tennessee		25,231

Texas — 5.6%

Calallen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2028	10	12

Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 4.00%, 1/1/2044	2,500	2,755

City of Abilene, Combination Tax GO, 5.00%, 2/15/2024	10	11

City of Austin, Public Improvement Series 2019, GO, 5.00%, 9/1/2033	2,000	2,467

City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	55

City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	12

City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	497

City of El Paso GO, 4.00%, 8/15/2042	25	27

City of Garland GO, 5.00%, 2/15/2027	10	12

City of Houston, Airport System, Subordinate Lien Series 2012A, Rev., AMT, 5.00%, 7/1/2022 (c)	35	35

City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,632

City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,474

City of Laredo

GO, 5.00%, 2/15/2027	30	33

GO, 5.00%, 2/15/2032	40	48

City of Lucas, Combination Tax GO, 5.00%, 2/1/2028	170	203

City of Mission, Combination Tax, Certificates of Obligation GO, AGM, 5.00%, 2/15/2031	575	678

City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	39

City of San Antonio, Electric and Gas Systems

Rev., 4.00%, 2/1/2028	45	51

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Rev., 5.00%, 2/1/2031	230	264

Rev., 5.00%, 2/1/2032	35	39

City of San Marcos GO, 5.00%, 8/15/2031	25	29

City of Temple, Combination Tax, Certificates of Obligation Series 2016A, GO, 5.00%, 8/1/2031	50	56

City of Waxahachie Series 2016A, GO, 5.00%, 8/1/2025	45	50

Clifton Higher Education Finance Corp., Idea Public Schools

Series B, Rev., 4.00%, 8/15/2023	500	519

Series B, Rev., 5.00%, 8/15/2024	345	372

Series 2016B, Rev., 5.00%, 8/15/2025	460	507

Rev., 6.00%, 8/15/2033	1,250	1,326

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.

Rev., PSF-GTD, 4.00%, 4/1/2035	400	455

Rev., PSF-GTD, 4.00%, 4/1/2036	500	568

Clint Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025 (c)	800	898

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	574

County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	11

County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	10

County of Hidalgo

GO, 5.00%, 8/15/2028	10	11

GO, 4.00%, 8/15/2035	85	94

Series 2018B, GO, 4.00%, 8/15/2038	40	45

County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	17

Dallas Fort Worth International Airport Series 2013B, Rev., 5.00%, 11/1/2044	25	26

El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	537

Ennis Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	30	36

Frisco Independent School District, Unlimited Tax School Building GO, PSF-GTD, Zero Coupon, 8/15/2036	1,035	731

Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, 4.00%, 9/1/2023	15	16

Highland Park Independent School District, Dallas County, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	30	32

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	149

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Ingleside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	35	40

Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	25	28

Malakoff Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2033	110	130

Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2024 (c)	15	16

Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	27

New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	850	887

Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2029	120	145

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	12

North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	17

North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	222

Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	30	34

Pasadena Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2028	15	18

Permanent University Fund—University of Texas System Series 2016A, Rev., 5.00%, 7/1/2031	210	234

Plano Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 2/15/2026	40	45

Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	23

Round Rock Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/1/2032	170	186

San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	510

San Antonio Education Facilities Corp., University of the Incarnate Word Project Series 2021A, Rev., 4.00%, 4/1/2046	1,750	1,859

San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	66

Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	51

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	42

Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (c)	2,300	2,450

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,387

Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,642

Texas Water Development Board, Water Implementation Fund

Series B, Rev., 5.00%, 4/15/2026	25	29

Series 2019A, Rev., 4.00%, 10/15/2037	500	580

Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,394

Texas Woman’s University, Financing System Rev., 4.00%, 7/1/2030	10	11

West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,127

Total Texas		37,476

Utah — 0.4%

City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	531

City of Provo GO, 5.00%, 1/1/2032	10	12

City of Salt Lake, International Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	299

City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	30

Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	27

University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	72

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 4.00%, 10/15/2035	400	442

Rev., 4.00%, 10/15/2036	400	441

Rev., 4.00%, 10/15/2038	500	549

Rev., 4.00%, 10/15/2041	350	382

Total Utah		2,785

Vermont — 0.6%

City of Burlington, Public Improvement

Series 2019A, GO, 4.00%, 11/1/2037	500	570

Series 2019A, GO, 4.00%, 11/1/2039	435	494

Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	140	146

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Vermont — continued

Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	35

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2022	725	734

Series 2018A, Rev., AMT, 3.63%, 6/15/2029	550	563

Series 2018A, Rev., AMT, 3.75%, 6/15/2030	765	783

Series 2018A, Rev., AMT, 4.00%, 6/15/2031	270	278

Series 2018A, Rev., AMT, 4.00%, 6/15/2032	110	113

Series 2018A, Rev., AMT, 4.00%, 6/15/2033	145	149

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	110	113

Total Vermont		3,978

Virginia — 1.5%

Capital Region Airport Commission, Richmond International Airport

Series 2016A, Rev., 4.00%, 7/1/2035	350	379

Series 2016A, Rev., 4.00%, 7/1/2036	320	347

City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20	22

City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	6

Lynchburg Economic Development Authority, Central Health, Inc.

Rev., 4.00%, 1/1/2041	1,140	1,270

Rev., 4.00%, 1/1/2055	1,500	1,636

Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,818

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2029	10	12

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series B, Rev., 5.00%, 11/1/2026	5	5

Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2017B, Rev., 5.00%, 11/1/2028	10	12

Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 3.00%, 1/1/2041 (f)	2,000	1,811

Total Virginia		10,318

Washington — 1.0%

City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	30

County of King, Sewer

Series 2102C, Rev., 5.00%, 1/1/2023	40	40

Series 2018B, Rev., 5.00%, 7/1/2031	10	12

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Energy Northwest, Project 3 Electric Series C, Rev., 5.00%, 7/1/2023	25	26

King County School District No. 414 Lake Washington, Unlimited Tax GO, 5.00%, 12/1/2028	15	18

Pierce and Lewis Counties School District No. 404, Unlimited Tax GO, 4.00%, 12/1/2025	5	5

Pierce County School District No. 416 White River, Unlimited Tax GO, 4.00%, 12/1/2030	10	11

Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-1, Rev., 5.00%, 8/1/2031	1,000	1,187

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 4.00%, 9/1/2045	2,500	2,759

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,067

Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	135	138

Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022 (c)	495	509

Total Washington		6,802

West Virginia — 0.2%

West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,082

Wisconsin — 4.0%

Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	952

Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	1,042

Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (d)	690	744

Public Finance Authority, KU Campus Development Corp.—Central District Development Project Rev., 5.00%, 3/1/2027	280	317

Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053 (d)	2,740	2,781

Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2042 (d)	100	103

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	151

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 4.00%, 10/1/2035	110	125

Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	3,438

Public Finance Authority, Triad Educational Services, Inc.

Series 2021A, Rev., 4.00%, 6/15/2051	2,290	2,419

Series 2021A, Rev., 4.00%, 6/15/2061	2,750	2,862

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	66

Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	16

Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,239

Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	2,019

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	169

Series A, Rev., 5.00%, 7/1/2044	210	236

Series A, Rev., 5.00%, 7/1/2049	750	839

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series 2018A, Rev., 5.00%, 9/15/2023 (c)	665	704

Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	529

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046	1,350	1,459

Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	525	551

Total Wisconsin		26,610

Total Municipal Bonds (Cost $622,821)		641,640

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.7%

Investment Companies — 3.7%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (g) (h) (Cost $24,532)	24,529	24,536

Total Investments — 99.4% (Cost $647,353)		666,176
Other Assets Less Liabilities — 0.6%		3,776

NET ASSETS — 100.0%		669,952

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

Futures contracts outstanding as of February 28, 2022 (amounts in thousands, except number of contracts):
Description	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(39)	06/2022	USD	(4,970)	(32)
U.S. Treasury 10 Year Ultra Note	(142)	06/2022	USD	(20,084)	(194)
U.S. Treasury Ultra Bond	(11)	06/2022	USD	(2,052)	(24)

					(250)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	153

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.2% (a)

Alabama — 1.8%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2023	125	131

Rev., 5.00%, 7/1/2024	150	162

Rev., 5.00%, 7/1/2025	250	279

Rev., 5.00%, 7/1/2026	225	256

Black Belt Energy Gas District, Gas Prepay

Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.82%, 3/10/2022 (b)	30,000	30,034

Series 2018A, Rev., 4.00%, 12/1/2023 (c)	1,400	1,454

Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.55%, 3/10/2022 (b)	27,000	26,859

Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 7/1/2022 (c)	2,340	2,358

City of Centre, Warrant

GO, 3.00%, 9/1/2022	110	111

GO, 4.00%, 9/1/2023	215	224

City of Hamilton, Warrants

GO, 2.00%, 8/1/2022	370	372

GO, 5.00%, 8/1/2023	240	252

Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,620

Prattville Industrial Development Board, International Paper Co. Project

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	457

Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	437

Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (c)	2,670	2,654

Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 6/1/2027	2,415	2,661

State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,304

University of West Alabama, General Fee

Rev., AGM, 4.00%, 1/1/2023	120	123

Rev., AGM, 4.00%, 1/1/2024	125	131

Rev., AGM, 4.00%, 1/1/2025	150	159

Total Alabama		75,038

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — 1.2%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 5/1/2022	200	201

Series 1, Rev., 5.00%, 12/1/2022	500	516

Series 1, Rev., 5.00%, 12/1/2023	960	1,024

Series 1, Rev., 5.00%, 12/1/2024	870	956

Series 1, Rev., 5.00%, 12/1/2025	750	847

Series 1, Rev., 5.00%, 12/1/2026	675	782

Borough of North Slope, General Purpose Series 2021A, GO, 5.00%, 6/30/2024	2,000	2,169

City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 0.08%, 3/1/2022 (c)	6,840	6,840

City of Valdez, Phillips Trans Alaska Project

Rev., VRDO, 0.25%, 3/9/2022 (c)	12,200	12,200

Rev., VRDO, 0.25%, 3/9/2022 (c)	23,100	23,100

Total Alaska		48,635

Arizona — 0.1%

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	147

City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	374

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2023	140	147

Series 2018A, Rev., 5.00%, 7/1/2024	200	215

Industrial Development Authority of the County of Yavapai (The), Regional Medical Center

Rev., 5.00%, 8/1/2022	380	386

Rev., 5.00%, 8/1/2023	325	343

Maricopa County Industrial Development Authority, HonorHealth

Series 2021A, Rev., 5.00%, 9/1/2024	175	191

Series 2021A, Rev., 5.00%, 9/1/2025	725	815

Series 2021A, Rev., 5.00%, 9/1/2026	700	808

Maricopa County School District No. 24 Gila Bend

GO, AGM, 4.00%, 7/1/2022	300	303

GO, AGM, 5.00%, 7/1/2023	700	736

Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	546

Total Arizona		5,011

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arkansas — 0.1%

Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2022	410	421

City of Heber Springs, Water and Sewer Rev., 3.00%, 11/1/2023	100	103

County of Sharp, Sales and Use Tax

Rev., 5.00%, 3/1/2022	495	495

Rev., 5.00%, 3/1/2023	540	560

University of Central Arkansas, Student Fee

Series 2020A, Rev., 5.00%, 11/1/2022	200	205

Series 2020A, Rev., 5.00%, 11/1/2023	205	218

Series 2020A, Rev., 5.00%, 11/1/2024	160	175

Series 2020A, Rev., 5.00%, 11/1/2025	230	258

Series 2020A, Rev., 5.00%, 11/1/2026	220	253

Series 2020A, Rev., 5.00%, 11/1/2027	200	235

University of Central Arkansas, Student Housing System

Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	86

Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	138

Total Arkansas		3,147

California — 3.2%

California Educational Facilities Authority, University of Southern California Series 2015A, Rev., 5.00%, 10/1/2025 (d)	250	282

California Enterprise Development Authority, Riverside County, Library Facility Project

Rev., 4.00%, 11/1/2022	100	102

Rev., 4.00%, 11/1/2023	200	209

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,575	1,611

California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	20,000	20,997

California Infrastructure and Economic Development Bank Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.55%, 3/10/2022 (b)	19,250	19,267

California Municipal Finance Authority, San Antonio Gardens Project

Rev., 4.00%, 11/15/2022	280	284

Rev., 4.00%, 11/15/2023	290	301

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project

Rev., 5.00%, 5/15/2023	360	377

Rev., 5.00%, 5/15/2024	300	324

Rev., 5.00%, 5/15/2025	425	471

Rev., 5.00%, 5/15/2026	500	567

Rev., 5.00%, 5/15/2027	725	840

California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	1,850	1,826

California School Finance Authority, Green Dot Public School Projects Series 2018A, Rev., 5.00%, 8/1/2022 (e)	85	86

California School Finance Authority, Kipp Socal Projects

Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	101

Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	105

California Statewide Communities Development Authority, Multi-Family Housing, Washington Court Apartments Series 2021E, Rev., 0.22%, 8/1/2022 (c)	7,000	6,982

Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,414

City of Vernon, Electric System

Series 2021A, Rev., 4.00%, 4/1/2022	1,000	1,003

Series 2021A, Rev., 4.00%, 10/1/2022	1,000	1,017

Series 2021A, Rev., 5.00%, 4/1/2023	1,500	1,559

Series 2021A, Rev., 5.00%, 10/1/2023	1,250	1,320

Series 2021A, Rev., 5.00%, 4/1/2024	1,220	1,306

Series 2021A, Rev., 5.00%, 10/1/2024	1,250	1,356

Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022 (d)	250	250

Port of Oakland, Intermediate Lien

Series 2021H, Rev., AMT, 5.00%, 5/1/2022	2,550	2,569

Series 2021H, Rev., AMT, 5.00%, 5/1/2022 (d)	200	201

Series 2021H, Rev., AMT, 5.00%, 5/1/2023	3,245	3,385

Series 2021H, Rev., AMT, 5.00%, 5/1/2023 (d)	255	267

Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.16%, 3/9/2022 (c)	6,605	6,605

Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024	40,000	39,197

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	155

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

South Bay Union School District, San Diego County GO, BAN, Zero Coupon, 8/1/2022	2,000	1,992

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2023	360	372

Rev., 5.00%, 3/1/2025	570	618

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.32%, 3/9/2022 (c) (e)	5,230	5,230

Total California		128,393

Colorado — 2.1%

Arapahoe County School District No. 6 Littleton Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,413

City of Aurora, First Lien Water Rev., 5.00%, 8/1/2023	2,355	2,488

City of Colorado Springs

COP, 5.00%, 12/1/2022	155	159

COP, 5.00%, 12/1/2023	100	107

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,470	1,489

Denver Health and Hospital Authority, 550 Acoma, Inc. COP, 5.00%, 12/1/2022	295	304

E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 0.38%, 3/3/2022 (b)	5,000	4,993

Regional Transportation District, Denver Transit Partners

Rev., 3.00%, 7/15/2023	50	51

Rev., 5.00%, 1/15/2024	200	213

Rev., 5.00%, 7/15/2024	150	161

Rev., 5.00%, 1/15/2025	165	180

Rev., 5.00%, 7/15/2025	200	221

Rev., 3.00%, 1/15/2026	110	115

Rev., 5.00%, 7/15/2026	225	253

State of Colorado

Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,672

Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,294

University of Colorado Hospital Authority

Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.19%, 3/9/2022 (c)	48,085	48,085

Series 2019A, Rev., VRDO, 0.19%, 3/9/2022 (c)	20,000	20,000

Total Colorado		85,198

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — 1.9%

City of Derby

Series 2019A, GO, 5.00%, 8/1/2022	75	76

Series 2019A, GO, 5.00%, 8/1/2023	150	159

Series 2019A, GO, 5.00%, 8/1/2024	85	92

City of New Britain

GO, 5.00%, 9/1/2022 (d)	50	51

GO, 5.00%, 9/1/2023 (d)	110	116

City of New Haven Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,017

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series 2020C-3, Rev., VRDO, LIQ: TD Bank NA, 0.20%, 3/9/2022 (c)	20,000	20,000

Series E, SubSeries E-3, Rev., 1.63%, 11/15/2022 (c)	850	850

Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	9,313

Connecticut State Health and Educational Facilities Authority, Stamford Hospital

Series L-1, Rev., 4.00%, 7/1/2022	500	505

Series L-1, Rev., 4.00%, 7/1/2023	275	285

Series L-1, Rev., 4.00%, 7/1/2024	300	317

Series L-1, Rev., 4.00%, 7/1/2025	300	322

Series L-1, Rev., 4.00%, 7/1/2026	350	382

Series L-1, Rev., 4.00%, 7/1/2027	350	388

Connecticut State Health and Educational Facilities Authority, University of New Haven Series K-1, Rev., 5.00%, 7/1/2022	675	683

New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,402

State of Connecticut

Series 2020C, GO, 3.00%, 6/1/2022	1,000	1,006

Series 2021C, GO, 5.00%, 7/15/2022	20,000	20,323

Series 2020C, GO, 3.00%, 6/1/2023	600	615

Series 2020C, GO, 4.00%, 6/1/2023	400	415

Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,106

Series 2020C, GO, 4.00%, 6/1/2024	500	531

Series 2020C, GO, 2.00%, 6/1/2025	3,350	3,396

Series 2020C, GO, 4.00%, 6/1/2025	850	920

Total Connecticut		75,270

Delaware — 0.2%

Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	5,843

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Delaware — continued

Delaware Municipal Electric Corp. (The), Middletown and Seaford Project

Series 2019A, Rev., 5.00%, 10/1/2022	150	154

Series 2019A, Rev., 5.00%, 10/1/2023	220	233

Total Delaware		6,230

District of Columbia — 0.5%

District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LOC: Wells Fargo Bank NA, 0.19%, 3/9/2022 (c)	375	375

District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2026	100	113

District of Columbia, Georgetown University Issue Series 2017 B-1, Rev., VRDO, LOC: Bank of America NA, 0.20%, 3/9/2022 (c)	1,190	1,190

District of Columbia, International School Rev., 5.00%, 7/1/2022	500	506

District of Columbia, Kipp DC Project Rev., 5.00%, 7/1/2023	100	105

District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/9/2022 (c)	2,660	2,660

Metropolitan Washington Airports Authority Aviation

Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,704

Series 2021A, Rev., AMT, 5.00%, 10/1/2024	6,000	6,528

Series 2021A, Rev., AMT, 5.00%, 10/1/2025	5,865	6,545

Total District of Columbia		21,726

Florida — 2.5%

City of Fort Myers, Subordinate Utility System

Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,048

Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,250

Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,578

Series 2020B, Rev., AGM, 5.00%, 10/1/2025	5,100	5,724

City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.20%, 3/9/2022 (c)	10,200	10,200

City of Tallahassee, Utility System

Rev., 5.00%, 10/1/2023	2,430	2,581

Rev., 5.00%, 10/1/2024	2,550	2,788

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	787

County of Miami-Dade, Aviation System

Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,650

Series 2020A, Rev., 5.00%, 10/1/2024	2,400	2,616

Series 2020A, Rev., 5.00%, 10/1/2025	1,375	1,541

County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Rev., 0.55%, 7/1/2024 (c)	2,250	2,174

Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	1,895	2,146

Florida Governmental Utility Authority Rev., AGM, 5.00%, 7/1/2025 (d)	200	224

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 4.00%, 3/1/2022	55	55

Rev., 5.00%, 3/1/2023	185	192

Rev., 5.00%, 3/1/2024	110	117

Florida Higher Educational Facilities Financial Authority, St. Leo University Project

Rev., 5.00%, 3/1/2022	355	355

Rev., 5.00%, 3/1/2023	410	423

Highlands County Health Facilities Authority, Adventist Health System Series 2012I, Rev., VRDO, 0.19%, 3/9/2022 (c)	12,945	12,945

JEA Water and Sewer System

Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.20%, 3/9/2022 (c)	18,670	18,670

Series Sub Series B-1, Rev., VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/9/2022 (c)	9,980	9,980

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2022	750	753

Series 2019A-1, Rev., 5.00%, 4/1/2023	400	417

Series 2019A-1, Rev., 5.00%, 4/1/2024	575	617

Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project

Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.57%, 3/10/2022 (b)	10,500	10,444

Rev., AMT, 0.40%, 8/1/2023	2,600	2,571

Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024	375	378

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	157

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area

Rev., 5.00%, 3/1/2023	1,335	1,388

Rev., 5.00%, 3/1/2024	1,160	1,242

Total Florida		100,854

Georgia — 0.7%

City of Atlanta, Department of Aviation

Series 2020A, Rev., 5.00%, 7/1/2024	2,000	2,171

Series 2020B, Rev., AMT, 5.00%, 7/1/2024	1,170	1,264

Series 2020B, Rev., AMT, 5.00%, 7/1/2025	1,800	1,996

Series 2020B, Rev., AMT, 5.00%, 7/1/2026	2,000	2,269

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project Rev., 5.00%, 7/1/2022	300	304

Georgia State Road and Tollway Authority, Federal Highway Reimbursement

Rev., 5.00%, 6/1/2022	5,000	5,055

Rev., 5.00%, 6/1/2023	4,000	4,199

Main Street Natural Gas, Inc., Gas Supply

Series 2021C, Rev., 4.00%, 12/1/2022	400	408

Series 2021C, Rev., 4.00%, 12/1/2023	750	782

Series 2021C, Rev., 4.00%, 12/1/2024	750	796

Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 0.19%, 3/9/2022 (c)	4,255	4,255

Paulding County School District, Sales Tax GO, 3.00%, 8/1/2022	1,500	1,515

Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,702

Total Georgia		26,716

Hawaii — 0.5%

State of Hawaii Airports System

Series 2022B, Rev., AMT, 5.00%, 7/1/2023	12,885	13,521

Series 2022B, Rev., AMT, 5.00%, 7/1/2024	4,500	4,842

Total Hawaii		18,363

Idaho — 0.0% (f)

University of Idaho

Series 2020A, Rev., 5.00%, 4/1/2022	165	166

Series 2020A, Rev., 5.00%, 4/1/2023	355	369

Series 2020A, Rev., 5.00%, 4/1/2024	315	339

Series 2020A, Rev., 5.00%, 4/1/2025	330	366

Total Idaho		1,240

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — 3.3%

Carol Stream Park District

Series 2020C, GO, 4.00%, 11/1/2024	210	223

Series 2020C, GO, 4.00%, 11/1/2025	405	439

Series 2020C, GO, 4.00%, 11/1/2026	535	589

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2023	200	198

Series 2020A, GO, Zero Coupon, 1/1/2024	385	375

Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2023	150	155

Chicago O’Hare International Airport, General Airport, Senior Lien

Series 2020B, Rev., 5.00%, 1/1/2024	500	533

Series 2020B, Rev., 5.00%, 1/1/2026	1,250	1,408

Chicago Transit Authority Capital Grant Receipts

Rev., 5.00%, 6/1/2022	800	808

Rev., 5.00%, 6/1/2023	700	733

Rev., 5.00%, 6/1/2024	600	648

Rev., 5.00%, 6/1/2027	3,500	4,085

City of Aurora

Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,564

Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,674

Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,773

City of Danville

GO, 3.00%, 12/1/2022	140	142

GO, 4.00%, 12/1/2023	145	150

City of Elgin

Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,506

Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,059

City of Rockford, Sales Tax Alternative Revenue Source

Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	138

Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	147

City of Waukegan Series 2018A, GO, AGM, 4.00%, 12/30/2023	525	549

Clay Wayne & Marion Counties Community Unit School District No. 35

GO, AGM, 5.00%, 12/1/2022	165	170

GO, AGM, 5.00%, 12/1/2023	175	186

Cook County Community College District No. 508, Unlimited Tax GO, 5.25%, 12/1/2029	250	266

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Cook County Community Consolidated School District No. 34, Glenview, Limited Tax

GO, 4.00%, 12/1/2022	150	154

GO, 4.00%, 12/1/2023	150	157

Cook County Community School District No. 97, Oak Park

GO, 4.00%, 1/1/2023	300	307

GO, 4.00%, 1/1/2024	275	289

Cook County High School District No. 207, Maine Township Series 2019B, GO, 3.50%, 12/1/2022	325	332

Cook County School District No. 100, South Berwyn

Series 2019A, GO, 4.00%, 12/1/2022	235	240

Series 2019C, GO, 4.00%, 12/1/2022	605	619

Series 2019A, GO, 5.00%, 12/1/2023	345	365

Series 2019C, GO, 5.00%, 12/1/2023	660	699

Cook County School District No. 102, La Grange, Limited Tax

GO, AGM, 4.00%, 12/15/2022	825	845

GO, AGM, 4.00%, 12/15/2023	825	865

GO, AGM, 4.00%, 12/15/2024	930	993

GO, AGM, 4.00%, 12/15/2025	985	1,072

Cook County School District No. 109, Indian Springs, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2023	125	131

Series 2020A, GO, 4.00%, 12/1/2024	400	426

Cook County School District No. 145, Arbor Park Series 2019D, GO, 4.00%, 12/1/2023	110	115

Cook County School District No. 148, Dolton Series 2018A, GO, 5.00%, 12/1/2022	725	747

Cook County School District No. 151, South Holland, Limited Tax GO, 4.00%, 4/1/2022	190	191

Cook County School District No. 160, Country Club Hills

Series 2020A, GO, 4.00%, 12/1/2022	510	521

Series 2020A, GO, 4.00%, 12/1/2023	285	298

Series 2020A, GO, 4.00%, 12/1/2024	255	272

Cook County School District No. 160, Country Club Hills, Limited Tax

Series 2020B, GO, 4.00%, 12/1/2022	180	183

Series 2020B, GO, 4.00%, 12/1/2023	100	105

Series 2020B, GO, 4.00%, 12/1/2024	100	107

Cook County School District No. 63, East Maine, Limited Tax GO, 5.00%, 12/1/2022	1,935	1,995

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2024	315	337

GO, 4.00%, 12/1/2025	460	500

Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax

Rev., AGM, 4.00%, 12/15/2022	535	547

Rev., AGM, 4.00%, 12/15/2023	555	581

Rev., AGM, 4.00%, 12/15/2024	580	619

Cook County School District No. 99 Cicero, Limited Tax

Series 2019B, GO, 5.00%, 12/1/2022	350	360

Series 2019B, GO, 5.00%, 12/1/2023	575	608

County of Cook

Series C, GO, 5.00%, 11/15/2022	180	185

Series 2021B, GO, 4.00%, 11/15/2026	3,700	4,089

County of Will

GO, 5.00%, 11/15/2022	475	489

GO, 5.00%, 11/15/2023	525	560

Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2025	1,710	1,876

DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	11

DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,520

DuPage County School District No. 10 Itasca

GO, 5.00%, 1/1/2023	1,040	1,076

GO, 5.00%, 1/1/2024	1,090	1,165

Flagg-Rochelle Community Park District

Series 2019A, GO, AGM, 4.00%, 1/1/2023	220	225

Series 2019A, GO, AGM, 4.00%, 1/1/2024	225	236

Hoffman Estates Park District Series 2019B, GO, 4.00%, 12/1/2023	245	257

Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.21%, 3/9/2022 (c)	2,650	2,650

Illinois Finance Authority, Edward Health Obligated Group Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/9/2022 (c)	3,240	3,240

Illinois Finance Authority, Mccormick Theological Series 2001B, Rev., VRDO, LOC: Northern Trust Co., 0.20%, 3/9/2022 (c)	15,250	15,250

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	159

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, Northshore University Health System

Series 2020A, Rev., 5.00%, 8/15/2022	750	765

Series 2020A, Rev., 5.00%, 8/15/2023	500	529

Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,089

Series 2020A, Rev., 5.00%, 8/15/2025	1,250	1,401

Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 0.19%, 3/9/2022 (c)	3,425	3,425

Illinois Finance Authority, OSF Healthcare System

Rev., 5.00%, 11/15/2024 (c)	3,000	3,224

Rev., 5.00%, 11/15/2026 (c)	4,000	4,515

Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 0.90%, 3/10/2022 (b)	1,125	1,127

Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,767

Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	571

Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 3/21/2022 (c)	5,600	5,601

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	123

Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	225

Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	154

Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	248

Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	261

Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	62

Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	129

Kendall Kane and Will Counties Community Unit School District No. 308 Series B, GO, 5.00%, 10/1/2022	1,375	1,407

Lake County School District No. 70 Libertyville, Debt Certificates, Limited Tax Rev., 4.00%, 1/1/2023	300	308

Lee and Ogle Counties School District No. 170 Dixon

Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	173

Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	260

Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2022	750	754

GO, AGM, 4.00%, 5/1/2023	700	721

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Peoria Public Building Commission

Series 2019A, Rev., AGM, 3.00%, 12/1/2022	75	76

Series 2019A, Rev., AGM, 4.00%, 12/1/2024	655	697

Sangamon County Community Unit School District No. 5, Ball-Chatham GO, 4.00%, 2/1/2023	2,015	2,071

Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains

Series 2019C, GO, 4.00%, 1/1/2023	310	318

Series 2019C, GO, 4.00%, 1/1/2024	370	387

St. Charles Public Library District, Limited Tax Rev., 4.00%, 11/1/2022	100	102

State of Illinois

GO, 5.00%, 2/1/2024	3,370	3,598

GO, 5.50%, 5/1/2025	2,500	2,791

GO, 5.50%, 5/1/2026	5,000	5,701

State of Illinois, Sales Tax Rev., 5.00%, 6/15/2023	990	1,038

University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024	2,500	2,609

University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.19%, 3/9/2022 (c)	2,110	2,110

Village of Arlington Heights

GO, 4.00%, 12/1/2023	1,130	1,183

GO, 4.00%, 12/1/2024	1,175	1,257

GO, 4.00%, 12/1/2025	695	759

Village of Bartlett

GO, 5.00%, 12/1/2022	1,065	1,099

GO, 5.00%, 12/1/2023	1,130	1,200

Village of Midlothian

Series 2019A, GO, 4.00%, 1/1/2023	190	194

Series 2019A, GO, 4.00%, 1/1/2024	120	126

Village of Villa Park

Series B, GO, 4.00%, 12/15/2022	200	205

Series B, GO, 4.00%, 12/15/2023	205	214

Village of Villa Park, Sales Tax Series 2019A, GO, 4.00%, 12/15/2023	125	131

Washington County Community Unit School District No.10 West Washington GO, 4.00%, 1/15/2023	685	703

Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2023	125	128

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Will Grundy Etc Counties Community College District No. 525, Joliet Junior College

GO, 5.00%, 1/1/2023	5,495	5,678

GO, 5.00%, 1/1/2024	2,600	2,777

Total Illinois		134,918

Indiana — 1.5%

City of Evansville, Sewage Works Rev., 4.00%, 7/1/2026	3,710	4,083

City of Rockport, AEP Generating Co. Project

Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,006

Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,256

City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,752

Fort Wayne Community School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2022	125	127

Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2020B, Rev., 4.00%, 7/15/2022	165	167

Series 2020B, Rev., 4.00%, 1/15/2023	165	169

Series 2020B, Rev., 4.00%, 7/15/2023	185	192

Series 2020B, Rev., 4.00%, 7/15/2025	215	231

Series 2020B, Rev., 4.00%, 1/15/2026	220	238

Series 2020B, Rev., 4.00%, 7/15/2026	235	256

Indiana Finance Authority, Butler University Project Rev., 3.00%, 2/1/2023	225	229

Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,728

Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,274

Indiana Finance Authority, Marian University Project

Series A, Rev., 5.00%, 9/15/2022	50	51

Series A, Rev., 5.00%, 9/15/2023	75	79

Series A, Rev., 5.00%, 9/15/2024	155	167

Indiana Health Facility Financing Authority, Ascension Health Credit Group

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,119

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (d)	125	126

Metropolitan School District of Southwest Allen County

Series 2019B, GO, 4.00%, 7/15/2022	590	597

Series 2019B, GO, 4.00%, 1/15/2023	520	534

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Series 2019B, GO, 4.00%, 7/15/2023	485	505

Series 2019B, GO, 4.00%, 1/15/2024	575	604

North Putnam Middle School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 3.00%, 7/15/2022	150	151

Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.18%, 3/9/2022 (c)	6,460	6,460

Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2022	275	278

Rev., 4.00%, 1/15/2023	300	308

Rev., 4.00%, 7/15/2023	380	396

Town of Schererville, Sewage Works

Rev., 4.00%, 3/1/2022	75	75

Rev., 4.00%, 3/1/2023	75	77

Rev., 4.00%, 3/1/2024	110	116

Total Indiana		59,351

Iowa — 0.7%

City of Altoona

Series 2020A, COP, 4.00%, 6/1/2022	225	227

Series 2020A, COP, 4.00%, 6/1/2023	275	285

City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	330

City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	235

County of Plymouth GO, AGM, 3.00%, 6/1/2022	290	292

Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.78%, 3/10/2022 (b) (e)	17,400	17,423

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.19%, 3/9/2022 (c)	8,500	8,500

North Polk Community School District, Services and Use Tax Series 2020B, Rev., 4.00%, 6/1/2022	450	454

Total Iowa		27,746

Kansas — 0.4%

City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,815	5,819

Johnson County Park and Recreation District

Series 2019B, COP, 3.00%, 9/1/2022	200	202

Series 2019A, COP, 5.00%, 9/1/2022	250	255

Series 2019B, COP, 3.00%, 9/1/2023	200	206

Series 2019A, COP, 5.00%, 9/1/2023	125	132

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	161

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

Kansas City, Kansas Community College

Series 2020A, COP, 4.00%, 4/1/2022	600	602

Series 2020A, COP, 4.00%, 4/1/2023	800	824

Series 2020A, COP, 4.00%, 4/1/2024	500	526

Kansas Development Finance Authority, State of Kansas Project

Series 2020R, Rev., 5.00%, 11/1/2024	2,255	2,472

Series 2020R, Rev., 5.00%, 11/1/2025	3,570	4,030

Sedgwick County Unified School District No. 265 Goddard

Series 2020A, GO, 3.00%, 10/1/2022	295	299

Series 2020A, GO, 3.00%, 10/1/2023	350	360

Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,095

Sedgwick County Unified School District No. 267 Renwick

Series 2019A, GO, 3.00%, 11/1/2022	100	101

Series 2019A, GO, 3.00%, 11/1/2023	100	103

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	126

Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	410

Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	414

Total Kansas		17,976

Kentucky — 1.6%

City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center

Rev., 5.00%, 2/1/2023	600	621

Rev., 5.00%, 2/1/2024	575	613

City of Hazard, Appalachian Regional Healthcare Project Rev., 5.00%, 7/1/2027	600	701

County of Owen, Water Facilities, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,471

Kentucky Asset Liability Commission

Series 2021A, Rev., 5.00%, 11/1/2022	4,500	4,623

Series 2021A, Rev., 5.00%, 11/1/2023	2,500	2,657

Series 2021A, Rev., 5.00%, 11/1/2024	2,500	2,738

Series 2021A, Rev., 5.00%, 11/1/2025	3,000	3,371

Kentucky Asset Liability Commission, Federal Highway Trust Fund Series 2020A, Rev., 5.00%, 9/1/2022	3,250	3,318

Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	3,315	3,320

Kentucky Public Energy Authority, Gas Supply

Series 2018A, Rev., 4.00%, 4/1/2022	1,210	1,213

Series 2018A, Rev., 4.00%, 4/1/2024 (c)	18,685	19,537

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued

Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	93

Kentucky State Property and Building Commission, Project No. 125

Series A, Rev., 5.00%, 3/1/2022	5,500	5,500

Series A, Rev., 5.00%, 9/1/2022	3,000	3,062

Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2020A, Rev., 0.90%, 9/1/2026	5,000	4,774

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2011A, Rev., VRDO, LOC: PNC Bank NA, 0.18%, 3/9/2022 (c)	1,700	1,700

Louisville Regional Airport Authority, Airport System Series 2014A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,014

Paducah Electric Plant Board

Rev., 5.00%, 10/1/2022	2,000	2,046

Rev., 5.00%, 10/1/2023	2,000	2,112

Total Kentucky		65,484

Louisiana — 4.4%

Calcasieu Parish School District No. 23, Public School Improvement

GO, 5.00%, 9/1/2023	180	190

GO, 5.00%, 9/1/2024	250	271

City of Shreveport, Water and Sewer, Junior Lien

Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	325

Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	247

Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (c)	5,000	4,908

Louisiana Housing Corp., England Apartment Projects Rev., 1.25%, 2/1/2024 (c)	7,890	7,856

Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Rev., 5.00%, 12/1/2025	715	804

Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Sewerage Commission Projects Rev., 5.00%, 2/1/2023 (d)	3,000	3,113

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — continued

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.85%, 3/10/2022 (b)	40,000	40,060

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2025 (c)	8,410	9,275

Louisiana Public Facilities Authority, Tulane University Project

Series 2020A, Rev., 5.00%, 4/1/2025	60	66

Series 2020A, Rev., 5.00%, 4/1/2026	100	114

Louisiana Stadium and Exposition District Rev., BAN, 4.00%, 7/3/2023	3,325	3,418

Parish of St. Charles, Pollution Control, Shell Oil Co. Project Series B, Rev., VRDO, 0.04%, 3/1/2022 (c)	150	150

Parish of St. John the Baptist, Marathon Oil Corp., Project

SubSeries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	18,092

SubSeries 2017B-2, Rev., 2.37%, 7/1/2026 (c)	12,800	12,918

State of Louisiana Gasoline and Fuels Tax, Second Lien

Series 2017D, Rev., 0.55%, 5/1/2022 (c)	16,035	16,037

Series 2017A, Rev., 0.60%, 5/1/2023 (c)	60,000	60,001

Zachary Community School District No. 1

GO, 3.00%, 3/1/2022	685	685

GO, 3.00%, 3/1/2023	715	729

Total Louisiana		179,259

Maine — 0.0% (f)

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	286

Maryland — 0.9%

County of Calvert, Consolidated Public Improvement

GO, 4.00%, 7/1/2022	1,940	1,962

GO, 4.00%, 7/1/2023	2,070	2,151

GO, 4.00%, 7/1/2024	2,010	2,140

County of Montgomery, Public Improvement Series 2020B, GO, 4.00%, 11/1/2024	1,000	1,073

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program

Series 1985A, Rev., VRDO, LOC: TD Bank NA, 0.18%, 3/9/2022 (c)	25	25

Series B, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/9/2022 (c)	16,915	16,915

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

State of Maryland, State and Local Facilities Loan of 2017 Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,175

Washington Suburban Sanitary Commission, Multi-Modal Bond Series A-2, Rev., VRDO, BAN, GTD, LIQ: TD Bank NA, 0.19%, 3/9/2022 (c)	7,500	7,500

Total Maryland		34,941

Massachusetts — 2.0%

City of Boston Series 2020D, GO, 5.00%, 3/1/2024	2,335	2,513

City of New Bedford GO, BAN, 2.00%, 4/15/2022	9,245	9,261

Commonwealth of Massachusetts, Consolidated Loan of 2014 SubSeries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,521

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,690

Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,080

Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,730

Series 2020A, Rev., 5.00%, 10/1/2025	975	1,099

Series 2020A, Rev., 5.00%, 10/1/2026	895	1,036

Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.70%, 3/10/2022 (b)	1,500	1,500

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2022	390	396

Rev., 5.00%, 7/1/2024	350	376

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	154

Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	106

Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	125

Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	196

Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	200

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2022 (d)	2,500	2,535

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	163

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	10,333

Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.19%, 3/9/2022 (c)	27,170	27,170

University of Massachusetts Building Authority

Rev., 5.00%, 11/1/2024 (d)	9,485	10,419

Series 2015-1, Rev., 5.00%, 11/1/2025 (d)	250	283

Total Massachusetts		81,723

Michigan — 2.1%

City of Charlevoix, Building Authority, Limited Tax

Rev., 4.00%, 10/1/2022	175	178

Rev., 4.00%, 10/1/2023	110	115

City of Gladstone, Capital Improvement, Limited Tax

GO, AGM, 3.00%, 3/1/2022	250	250

GO, AGM, 3.00%, 3/1/2023	260	265

GO, AGM, 3.00%, 3/1/2024	265	273

GO, AGM, 3.00%, 3/1/2025	275	287

Frankenmuth School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2023	200	207

Fulton School District, Unlimited Tax

GO, AGM, 4.00%, 5/1/2025	215	231

GO, AGM, 4.00%, 5/1/2026	220	241

GO, AGM, 4.00%, 5/1/2027	210	233

Hopkins Public Schools

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	161

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	378

Huron Valley School District, Unlimited Tax

GO, Q-SBLF, 2.00%, 5/1/2024	5,825	5,920

GO, Q-SBLF, 2.00%, 5/1/2025	2,050	2,090

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2023	605	626

GO, Q-SBLF, 4.00%, 5/1/2024	690	731

Kelloggsville Public Schools, School Building and Site GO, AGM, 4.00%, 5/1/2022	380	382

Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.20%, 3/9/2022 (c)	34,040	34,040

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Lakeview School District, School Building and Site, Unlimited Tax Series B, GO, VRDO, LOC: TD Bank NA, 0.20%, 3/9/2022 (c)	8,330	8,330

Leland Public School District

GO, AGM, 4.00%, 5/1/2022	510	513

GO, AGM, 4.00%, 5/1/2023	785	812

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,239

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	1,000	1,059

Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.24%, 3/9/2022 (c)	5,485	5,485

Michigan State Housing Development Authority, Woodland Hills Apartments Project Rev., 0.23%, 10/1/2022 (c)	7,200	7,169

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2022	180	183

Rev., 4.00%, 11/15/2023	190	197

Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (c)	3,000	2,897

South Haven Township and Casco Township, Water and Sewage Treatment Authority, Limited Tax

Rev., 4.00%, 5/1/2022	285	287

Rev., 4.00%, 5/1/2023	480	497

Rev., 4.00%, 5/1/2024	720	758

Waterford School District, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	650	653

GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,383

GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,440

Wayne County Airport Authority Series G, Rev., 5.00%, 12/1/2024	1,000	1,098

Wayne-Westland Community Schools, Building and Site Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	160	161

GO, Q-SBLF, 5.00%, 11/1/2022	290	298

Total Michigan		84,067

Minnesota — 0.3%

City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.20%, 3/9/2022 (c)	6,410	6,410

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

City of Wayzata, Folkestone Senior Living Community

Rev., 3.00%, 8/1/2022	200	201

Rev., 3.00%, 8/1/2023	100	101

Rev., 3.00%, 8/1/2024	100	101

Duluth Economic Development Authority, Benedictine Health System

Series 2021A, Rev., 3.00%, 7/1/2023	210	212

Series 2021A, Rev., 3.00%, 7/1/2024	100	102

Series 2021A, Rev., 3.00%, 7/1/2025	100	102

Series 2021A, Rev., 3.00%, 7/1/2026	180	183

Duluth Housing and Redevelopment Authority, Duluth Public Schools Academy Project

Series 2018-A, Rev., 3.63%, 11/1/2022	345	347

Series 2018-A, Rev., 3.88%, 11/1/2023	325	333

Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2023	185	192

Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2020C, GO, GAN, 0.38%, 12/1/2022	5,000	4,981

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 3.00%, 12/1/2022	100	101

Rev., 3.00%, 12/1/2023	100	103

Total Minnesota		13,469

Mississippi — 0.1%

City of Tupelo

GO, 4.00%, 12/1/2022	245	251

GO, 4.00%, 12/1/2023	315	330

County of Warren, Gulf Opportunity Zone, International Paper Co. Project

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,750	1,739

Series 2020C, Rev., 1.37%, 6/16/2025 (c)	1,500	1,490

Mississippi Development Bank, Biloxi Project Rev., 3.00%, 3/1/2022	175	175

Mississippi Development Bank, Rankin County Bond Project Rev., 3.00%, 3/1/2022	100	100

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series B, Rev., 5.00%, 1/1/2023	370	382

Series B, Rev., 5.00%, 1/1/2024	370	395

Total Mississippi		4,862

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 0.8%

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.21%, 3/9/2022 (c)	4,490	4,490

City of St. Peters

COP, 4.00%, 5/1/2022	605	608

COP, 4.00%, 5/1/2023	625	646

COP, 4.00%, 5/1/2024	650	687

COP, 4.00%, 5/1/2025	425	458

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2022	260	266

Rev., 4.00%, 12/1/2023	520	545

Rev., 4.00%, 12/1/2024	540	578

County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,115

Greene County Reorganized School District No. R-8

Series 2019B, GO, 3.00%, 3/1/2022	500	500

Series 2019B, GO, 3.00%, 3/1/2023	595	608

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series C, Rev., VRDO, LIQ: BJC Health System, 0.19%, 3/9/2022 (c)	1,285	1,285

Series 2021B, Rev., 4.00%, 5/1/2026 (c)	7,500	8,264

Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

Nixa Public Schools

Series 2019B, GO, 4.00%, 3/1/2022	175	175

Series 2019B, GO, 5.00%, 3/1/2023	200	208

St. Louis County Special School District

COP, 4.00%, 4/1/2022	395	396

COP, 4.00%, 4/1/2023	410	423

COP, 4.00%, 4/1/2024	605	637

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.32%, 3/9/2022 (c) (e)	8,200	8,200

Total Missouri		33,139

Montana — 0.1%

Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 0.65%, 3/10/2022 (b)	2,940	2,946

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	165

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nebraska — 0.4%

County of Saunders

GO, 2.00%, 11/1/2022	300	302

GO, 3.00%, 11/1/2023	325	334

GO, 3.00%, 11/1/2024	415	433

County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,680

Nebraska Public Power District

Series 2021C, Rev., 5.00%, 1/1/2023	1,600	1,655

Series 2021D, Rev., 5.00%, 1/1/2023	1,500	1,552

Series 2021C, Rev., 5.00%, 1/1/2024	4,710	5,039

Total Nebraska		15,995

Nevada — 0.5%

Carson City Nevada Hospital Rev., 5.00%, 9/1/2027	610	709

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (e)	595	597

Clark County School District, Limited Tax Series C, GO, 5.00%, 6/15/2023	2,000	2,100

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2008D-3, Rev., VRDO, LOC: Bank of America NA, 0.20%, 3/9/2022 (c)	4,435	4,435

County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,556

County of Washoe, Water Facilities Bonds, Sierra Pacific Power Co. Project

Rev., AMT, 0.62%, 4/15/2022 (c)	4,000	3,999

Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,007

Total Nevada		21,403

New Hampshire — 0.6%

New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.57%, 3/10/2022 (b)	24,500	24,367

New Jersey — 3.4%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	81

Series 2021A, Rev., AGM, 5.00%, 7/1/2025	100	111

Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	114

City of Newark

Series 2020A, GO, 5.00%, 10/1/2022	750	766

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

Series 2020B, GO, 5.00%, 10/1/2022	500	511

Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,056

Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	554

Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,085

Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	704

Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	945

Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	662

Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	854

East Brunswick Township Board of Education, School Energy Savings GO, 5.00%, 8/1/2022	110	112

Jersey City Municipal Utilities Authority, Water Project Notes Rev., 3.00%, 7/1/2022	16,000	16,116

New Brunswick Parking Authority, Tax-Exempt

Series 2020B, Rev., GTD, 5.00%, 9/1/2022	350	357

Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	353

Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	463

Series 2020B, Rev., GTD, 5.00%, 9/1/2025	425	476

Series 2020A, Rev., GTD, 5.00%, 9/1/2026	500	576

New Jersey Economic Development Authority, School Facilities Construction

Series 2021QQQ, Rev., 5.00%, 6/15/2022	100	101

Series 2021QQQ, Rev., 5.00%, 6/15/2023	110	115

Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	323

Series 2021QQQ, Rev., 5.00%, 6/15/2025	550	608

Series 2021QQQ, Rev., 5.00%, 6/15/2026	555	627

New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group

Series 2021A, Rev., 5.00%, 7/1/2022	5,590	5,668

Series 2021A, Rev., 5.00%, 7/1/2023	6,810	7,171

New Jersey Transportation Trust Fund Authority Series 2021A, Rev., 5.00%, 6/15/2025	2,750	3,038

New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	7,979

Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	404

Passaic Valley Sewerage Commission, Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	1,917

Series J, Rev., AGM, 3.00%, 12/1/2026	6,285	6,664

State of New Jersey, COVID-19 Emergency Bonds

GO, 4.00%, 6/1/2023	21,380	22,119

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

GO, 5.00%, 6/1/2024	26,250	28,298

GO, 5.00%, 6/1/2025	12,670	14,041

Township of Chatham

GO, BAN, 1.50%, 4/8/2022	11,475	11,483

Total New Jersey		136,452

New Mexico — 0.2%

City of Rio Rancho, Water and Wastewater System Rev., 5.00%, 5/15/2022	1,250	1,261

City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	600

County of Sandoval GO, 5.00%, 8/1/2022	560	570

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project

Series C, Rev., 2.25%, 7/1/2023	1,525	1,527

Series C, Rev., 2.38%, 7/1/2024	1,525	1,525

University of New Mexico (The), Subordinate Lien System Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.21%, 3/9/2022 (c)	2,360	2,360

University of New Mexico, Gallup Branch Community College District GO, 2.00%, 10/15/2022	1,500	1,501

Total New Mexico		9,344

New York — 28.5%

Afton Central School District GO, BAN, 1.25%, 7/15/2022	6,000	6,007

Albany City School District

Series 2021A, GO, BAN, 3.00%, 3/25/2022	46,605	46,675

Series B, GO, BAN, 1.00%, 7/29/2022	33,090	33,103

Amsterdam City School District GO, BAN, 1.25%, 6/24/2022	23,548	23,573

Ardsley Union Free School District GO, BAN, 1.50%, 2/10/2023	4,994	5,015

Battery Park City Authority

Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.19%, 3/9/2022 (c)	935	935

Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.20%, 3/9/2022 (c)	14,655	14,655

Bay Shore Union Free School District GO, TAN, 1.25%, 6/24/2022	32,500	32,532

Berlin Central School District GO, BAN, 2.00%, 6/29/2022	5,195	5,213

Binghamton City School District Series 2021B, GO, BAN, 1.25%, 11/10/2022	10,500	10,517

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Brasher Falls Central School District Series 2021B, GO, BAN, 1.25%, 7/13/2022	15,811	15,831

Broome County Local Development Corp., United Health Services Hospitals, Inc., Project

Rev., AGM, 5.00%, 4/1/2024	500	537

Rev., AGM, 5.00%, 4/1/2025	500	553

Rev., AGM, 5.00%, 4/1/2026	500	568

Canaseraga Central School District GO, BAN, 1.25%, 7/20/2022	3,640	3,644

Canastota Central School District GO, BAN, 1.25%, 6/29/2022	19,200	19,224

Catskill Central School District

GO, BAN, 1.25%, 6/29/2022	26,960	26,989

Center Moriches Union Free School District GO, TAN, 1.25%, 6/24/2022	9,000	9,010

Chenango Forks Central School District Series 2021B, GO, BAN, 1.25%, 6/30/2022	12,000	12,012

Chenango Valley Central School District GO, BAN, 1.25%, 6/24/2022	12,190	12,202

City of Jamestown, Public Improvement

GO, 5.00%, 6/1/2022	500	505

GO, 5.00%, 6/1/2023	525	551

GO, 5.00%, 6/1/2024	545	587

City of New York, Fiscal Year 2012 Series A, SubSeries A-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.19%, 3/9/2022 (c)	2,300	2,300

City of New York, Fiscal Year 2020 Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,496

City of New York, Fiscal Year 2021 Series A, SubSeries A-1, GO, 5.00%, 8/1/2024	15,000	16,332

City of Rochester Series 2021-I, GO, BAN, 1.50%, 3/3/2022	41,355	41,357

Copiague Union Free School District GO, TAN, 1.25%, 6/22/2022	26,000	26,029

East Quogue Union Free School District GO, TAN, 1.25%, 6/24/2022	5,000	5,005

Edgemont Union Free School District at Greenburgh GO, BAN, 1.25%, 9/2/2022	3,800	3,806

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2022	475	490

GO, 5.00%, 12/1/2023	495	529

GO, 5.00%, 12/1/2024	525	579

GO, 5.00%, 12/1/2025	550	625

Frewsburg Central School District GO, BAN, 1.25%, 6/22/2022	6,177	6,182

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	167

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Fulton City School District GO, BAN, 1.25%, 7/22/2022	10,000	10,011

Gananda Central School District GO, BAN, 1.25%, 6/30/2022	8,000	8,010

Geneva City School District GO, RAN, 1.25%, 6/22/2022	7,000	7,007

Gowanda Central School District GO, BAN, 1.25%, 6/21/2022	10,911	10,921

Granville Central School District GO, BAN, 1.25%, 6/17/2022	13,951	13,965

Hamilton Central School District GO, BAN, 1.25%, 7/8/2022	5,796	5,807

Harborfields Central School District GO, BAN, 1.25%, 9/8/2022	14,609	14,636

Hempstead Town Local Development Corp., Adelphi University Project

Rev., 4.00%, 2/1/2023	100	103

Rev., 4.00%, 2/1/2024	200	209

Hempstead Union Free School District

Series A, GO, RAN, 1.00%, 6/30/2022	6,000	6,001

Series 2021B, GO, BAN, 1.00%, 7/13/2022	4,130	4,131

Hermon-DeKalb Central School District GO, BAN, 1.25%, 6/30/2022	14,000	14,014

Hoosick Falls Central School District GO, BAN, 1.25%, 8/5/2022	12,500	12,514

Jamesville-Dewitt Central School District GO, BAN, 1.25%, 7/15/2022	21,000	21,029

Lewiston-Porter Central School District GO, BAN, 1.25%, 6/15/2022	8,090	8,097

Lisbon Central School District GO, BAN, 1.25%, 7/15/2022	5,200	5,207

Long Island Power Authority, Electric System

Rev., 1.00%, 9/1/2025	25,000	24,450

Series 2020A, Rev., 5.00%, 9/1/2026	680	785

Mattituck-Cutchogue Union Free School District GO, TAN, 1.25%, 6/24/2022	8,500	8,510

Mcgraw Central School District GO, BAN, 1.25%, 6/28/2022	8,855	8,865

Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 0.46%, 4/1/2022 (b)	1,670	1,641

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2019A, Rev., BAN, 5.00%, 3/1/2022 (d)	20,500	20,500

Middleburgh Central School District GO, BAN, 1.25%, 6/28/2022	9,770	9,780

Moriah Central School District GO, BAN, 1.25%, 7/14/2022	6,815	6,828

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Mount Vernon City School District GO, 5.00%, 12/1/2022	1,965	2,024

New York City Industrial Development Agency, Queens Baseball Stadium Project

Rev., AGM, 5.00%, 1/1/2024	1,000	1,068

Rev., AGM, 5.00%, 1/1/2025	2,000	2,188

Rev., AGM, 5.00%, 1/1/2026	1,000	1,122

Rev., AGM, 5.00%, 1/1/2027	1,000	1,148

New York City Water and Sewer System, Fiscal Year 2003 SubSeries F1B, Rev., VRDO, LIQ: U.S. Bank NA, 0.19%, 3/9/2022 (c)	150	150

New York City Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.08%, 3/1/2022 (c)	14,600	14,600

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 SubSeries BB-1, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.19%, 3/9/2022 (c)	11,390	11,390

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/1/2022 (c)	11,200	11,200

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.21%, 3/9/2022 (c)	5,680	5,680

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-2, Rev., 5.00%, 6/15/2025	4,420	4,725

New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	968

New York State Dormitory Authority, School Districts Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	7,675

New York State Dormitory Authority, St. John’s University

Series 2021A, Rev., 4.00%, 7/1/2022	1,500	1,517

Series 2021A, Rev., 5.00%, 7/1/2025	750	834

New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	443

New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt

Rev., 5.00%, 12/1/2022	750	770

Rev., 5.00%, 12/1/2023	800	844

Rev., 5.00%, 12/1/2024	800	866

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Rev., 5.00%, 12/1/2025	500	552

Rev., 5.00%, 12/1/2026	750	843

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	848

North Syracuse Central School District GO, BAN, 1.25%, 8/5/2022	40,300	40,355

Northeastern Clinton Central School District GO, BAN, 1.25%, 9/2/2022	20,000	20,032

Oakfield-Alabama Central School District GO, BAN, 1.25%, 7/19/2022	11,000	11,015

Odessa-Montour Central School District GO, BAN, 1.25%, 7/15/2022	11,200	11,214

Owego Apalachin Central School District GO, BAN, 1.25%, 6/29/2022	22,476	22,504

Oxford Academy and Central School District GO, BAN, 2.00%, 7/8/2022	5,580	5,600

Palmyra Macedon Central School District GO, BAN, 1.25%, 6/16/2022	16,220	16,238

Pine Valley Central School District GO, BAN, 1.25%, 6/15/2022	6,420	6,426

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	10,562

Sachem Central School District GO, TAN, 1.25%, 6/23/2022	50,000	50,058

Sandy Creek Central School District GO, BAN, 1.25%, 6/24/2022	20,222	20,242

Seneca Falls Central School District GO, BAN, 1.25%, 6/28/2022	14,715	14,732

Smithtown Central School District GO, TAN, 1.25%, 6/29/2022	50,000	50,062

Solvay Union Free School District GO, BAN, 1.25%, 6/29/2022	25,530	25,556

Springs Union Free School District GO, TAN, 1.25%, 6/24/2022	6,000	6,007

Town of Oyster Bay, Public Improvement

GO, 4.00%, 11/1/2022	410	418

GO, 4.00%, 11/1/2023	1,000	1,047

GO, 4.00%, 11/1/2024	950	1,015

GO, 4.00%, 11/1/2025	495	539

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2021A, Rev., BAN, 5.00%, 11/1/2025	15,000	16,930

Series 2021A-2, Rev., 2.00%, 5/15/2026 (c)	16,000	16,206

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Trust for Cultural Resources of The City of New York (The), American Museum of Natural History Series 2014B-1, Rev., (SIFMA Municipal Swap Index Yield + 0.04%), 0.24%, 3/10/2022 (b)	5,000	5,000

Union Endicott Central School District GO, BAN, 1.25%, 6/24/2022	8,513	8,523

Wantagh Union Free School District GO, TAN, 1.25%, 6/24/2022	10,000	10,011

Waterville Central School District Series 2021B, GO, BAN, 1.25%, 7/15/2022	12,310	12,323

Watervliet City School District GO, BAN, 1.25%, 4/27/2022	10,000	10,007

West Babylon Union Free School District GO, TAN, 1.25%, 6/24/2022	22,000	22,025

Whitesboro Central School District GO, BAN, 1.25%, 6/24/2022	20,717	20,739

Williamson Central School District GO, BAN, 1.25%, 7/15/2022	9,272	9,284

Windsor Central School District GO, BAN, 1.25%, 6/16/2022	9,649	9,658

Wyandanch Union Free School District GO, TAN, 1.25%, 6/24/2022	12,000	12,012

Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 7/28/2022	14,000	14,016

Total New York		1,160,000

North Carolina — 2.9%

Buncombe County Metropolitan Sewerage District Series 2008A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.20%, 3/9/2022 (c)	19,975	19,975

City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ: PNC Bank NA, 0.20%, 3/9/2022 (c)	21,400	21,400

City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ: PNC Bank NA, 0.20%, 3/9/2022 (c)	8,115	8,115

Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project

Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	838

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	838

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,780	1,769

County of Harnett, Limited Obligation

Rev., 4.00%, 12/1/2022	1,700	1,741

Rev., 4.00%, 12/1/2023	1,650	1,733

Rev., 4.00%, 12/1/2024	1,000	1,073

Rev., 5.00%, 12/1/2025	1,000	1,132

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	169

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — continued

County of Orange, Limited Obligation

Series 2021A, Rev., 5.00%, 11/15/2022	1,405	1,447

Series 2021A, Rev., 5.00%, 11/15/2023	630	672

Series 2021A, Rev., 5.00%, 11/15/2024	350	385

Series 2021A, Rev., 5.00%, 11/15/2025	250	283

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,840	3,209

North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	42,375

State of North Carolina, Build NC Programs, Limited Obligation Series 2020B, Rev., 5.00%, 5/1/2022	7,000	7,051

University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.55%, 4/1/2022 (b)	3,750	3,750

Total North Carolina		117,786

Ohio — 4.0%

City of Akron, Various Purpose

GO, 2.00%, 12/1/2022	565	570

GO, 2.00%, 12/1/2023	485	491

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	272

City of Elyria, Limited Tax Series 2019-2, GO, 4.00%, 12/1/2022	935	957

City of Lakewood, Income Tax Rev., 0.75%, 3/22/2022	5,000	5,000

City of Lorain, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2022	280	286

Series 2020A, GO, 4.00%, 12/1/2023	300	315

Series 2020A, GO, 4.00%, 12/1/2024	250	267

City of Toledo, Limited Tax, Capital Improvement GO, AGM, 5.00%, 12/1/2022	1,305	1,345

Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project

Rev., 5.00%, 7/1/2025	100	111

Rev., 5.00%, 7/1/2026	125	142

County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,015

County of Franklin, Hospital Facilities, OhioHealth Corp.

Series 2011C, Rev., VRDO, 0.18%, 3/9/2022 (c)	200	200

Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.19%, 3/9/2022 (c)	38,030	38,030

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

County of Ross, Adena Health System Obligated Group Project

Rev., 5.00%, 12/1/2022	355	366

Rev., 5.00%, 12/1/2023	490	520

Euclid City School District

COP, 4.00%, 12/1/2023	70	73

COP, 4.00%, 12/1/2024	180	192

Lancaster Port Authority, Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	6,100	6,669

Ohio Housing Finance Agency, Carnegie Tower Project Rev., FHA, 0.35%, 10/1/2022 (c)	10,200	10,166

Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ: TD Bank NA, 0.17%, 3/9/2022 (c)	73,645	73,645

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2020B, Rev., VRDO, 0.17%, 3/9/2022 (c)	12,000	12,000

State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.33%, 3/9/2022 (c)	8,250	8,250

Total Ohio		161,882

Oklahoma — 0.4%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 12/1/2022	190	195

Rev., 4.00%, 12/1/2023	155	162

Rev., 4.00%, 12/1/2024	165	176

Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2023	1,000	1,028

City of Moore GO, 1.25%, 4/1/2022	1,550	1,551

Cleveland County Educational Facilities Authority, Lexington Public Schools Project

Rev., 4.00%, 9/1/2022	125	127

Rev., 4.00%, 9/1/2023	270	281

Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2023	450	469

Elk City Industrial Authority, Sales Tax Rev., 2.00%, 5/1/2023	140	141

Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project

Rev., 3.00%, 3/1/2022	725	725

Rev., 3.00%, 3/1/2023	730	743

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Garvin County Educational Facilities Authority, Pernell Public Schools Project

Rev., 4.00%, 9/1/2022	135	137

Rev., 4.00%, 9/1/2023	110	114

Rev., 4.00%, 9/1/2024	160	170

Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2022	200	203

Rev., 4.00%, 9/1/2023	300	313

Rev., 4.00%, 9/1/2024	245	260

Kingfisher County Educational Facilities Authority, Lomega Public Schools Project

Rev., 3.00%, 3/1/2022	165	165

Rev., 3.00%, 3/1/2023	385	392

Rev., 3.00%, 3/1/2024	270	279

Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	946

Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,889

Oklahoma Housing Finance Agency, Central Oklahoma Portfolio Rev., 0.28%, 8/1/2022 (c)	2,500	2,494

Pittsburg County Educational Facilities Authority, McAlester Public Schools Project

Rev., 4.00%, 12/1/2024	250	266

Rev., 4.00%, 12/1/2026	250	274

Tulsa County Industrial Authority, Sand Springs Public Schools Project

Rev., 2.00%, 9/1/2022	125	126

Rev., 4.00%, 9/1/2023	175	182

Rev., 4.00%, 9/1/2024	435	461

Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2023	525	546

Total Oklahoma		17,815

Oregon — 0.5%

County of Yamhill, Linfield University Project

Rev., 4.00%, 10/1/2022	250	254

Rev., 4.00%, 10/1/2023	435	452

Rev., 4.00%, 10/1/2024	425	447

Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 10/1/2025 (d)	1,000	1,117

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued

State of Oregon, Housing and Community Services Department Series 2021BB, Rev., 0.47%, 12/1/2023 (c)	8,500	8,363

State of Oregon, Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	3,350	3,356

State of Oregon, Veterans Welfare Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.20%, 3/9/2022 (c)	3,500	3,500

Yamhill County Hospital Authority, Friendsview, Tax Exempt

Series 2021B-3, Rev., 1.75%, 11/15/2026	415	406

Series 2021B-2, Rev., 2.13%, 11/15/2027	500	483

Total Oregon		18,378

Pennsylvania — 5.1%

Allegheny County Sanitary Authority, Sewer

Series 2020B, Rev., 3.00%, 6/1/2022	250	251

Series 2020A, Rev., 4.00%, 6/1/2024	300	318

Series 2020A, Rev., 4.00%, 6/1/2025	150	162

Series 2020B, Rev., 4.00%, 6/1/2025	210	227

Series 2020A, Rev., 5.00%, 6/1/2026	425	487

Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	200	207

Ambridge Borough Water Authority

Rev., 4.00%, 11/15/2022	175	179

Rev., 4.00%, 11/15/2023	175	182

Apollo-Ridge School District

Series 2019A, GO, 2.00%, 9/1/2022	375	377

Series 2019A, GO, 4.00%, 9/1/2023	385	401

Series 2019A, GO, 4.00%, 9/1/2024	450	477

Armstrong School District

Series 2019A, GO, 3.00%, 3/15/2022	235	235

Series B, GO, 3.00%, 3/15/2022	300	300

Series 2019A, GO, 3.00%, 3/15/2023	240	245

Series B, GO, 3.00%, 3/15/2023	400	408

Berks County Municipal Authority (The), Tower Health Project

Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,332

Series 2020A, Rev., 5.00%, 2/1/2024	425	446

Series 2020A, Rev., 5.00%, 2/1/2025	600	642

Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,106

Big Beaver Falls Area School District, Unlimited Tax

GO, 4.00%, 3/15/2022	1,155	1,156

GO, 5.00%, 3/15/2023	1,200	1,248

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	171

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Burgettstown Area School District

Series 2019A, GO, 3.00%, 3/15/2022	100	100

Series 2019A, GO, 4.00%, 3/15/2023	200	206

Carmichaels Area School District, Limited Tax

GO, 4.00%, 9/1/2022	190	193

GO, 4.00%, 9/1/2023	150	156

Charleroi Borough Authority Water System

Rev., AGM, 4.00%, 12/1/2022	165	169

Rev., AGM, 4.00%, 12/1/2023	225	235

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 3.00%, 9/1/2023	230	237

Series 2020A, Rev., 3.00%, 9/1/2024	215	224

Series 2020A, Rev., 5.00%, 9/1/2025	250	280

City of Altoona, Guaranteed Sewer

GO, AGM, 5.00%, 12/1/2022	200	206

GO, AGM, 5.00%, 12/1/2023	300	319

City of Lebanon Authority

Rev., 4.00%, 12/15/2022	275	282

Rev., 4.00%, 12/15/2023	360	377

City of Philadelphia Series 2019A, GO, 5.00%, 8/1/2022	4,755	4,841

City of Philadelphia, Airport System

Series 2020A, Rev., 5.00%, 7/1/2024	1,480	1,600

Series 2020A, Rev., 5.00%, 7/1/2025	1,550	1,723

Series 2020A, Rev., 5.00%, 7/1/2026	1,160	1,321

City of Philadelphia, Water and Wastewater System Rev., 5.00%, 11/1/2022 (d)	1,465	1,506

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	344

Connellsville Area School District

Series 2019A, GO, AGM, 2.00%, 5/15/2022	70	70

Series 2019A, GO, AGM, 2.00%, 5/15/2023	70	71

Cornell School District GO, AGM, 4.00%, 9/1/2022	200	203

County of Armstrong

GO, AGM, 4.00%, 6/1/2022	380	383

Series 2019A, GO, 4.00%, 6/1/2022	430	435

GO, AGM, 4.00%, 6/1/2023	225	233

Series 2019A, GO, 5.00%, 6/1/2023	225	236

GO, AGM, 4.00%, 6/1/2024	230	243

GO, AGM, 4.00%, 6/1/2025	240	259

County of Indiana

GO, 2.00%, 12/15/2022	180	181

GO, 2.00%, 12/15/2023	260	263

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

GO, 3.00%, 12/15/2024	430	449

GO, 3.00%, 12/15/2025	250	263

GO, 3.00%, 12/15/2026	435	463

County of Lackawanna

Series 2020A, GO, 4.00%, 3/15/2022	200	200

Series 2020B, GO, 4.00%, 9/1/2022	135	137

Series 2020A, GO, 4.00%, 3/15/2023	200	206

Series 2020B, GO, 4.00%, 9/1/2023	305	317

Series 2020A, GO, 4.00%, 3/15/2024	300	315

Series 2020B, GO, 4.00%, 9/1/2024	680	721

Series 2020A, GO, 4.00%, 3/15/2025	300	321

Series 2020B, GO, 4.00%, 9/1/2025	685	740

Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,589

County of Somerset

GO, 2.00%, 10/1/2022	340	342

GO, 2.00%, 10/1/2023	335	339

GO, 2.00%, 10/1/2024	300	305

County of York Series 2020A, GO, 5.00%, 6/1/2026	1,305	1,494

Dallas School District

GO, AGM, 4.00%, 10/15/2022	300	306

GO, AGM, 5.00%, 10/15/2023	175	184

GO, AGM, 5.00%, 10/15/2024	325	353

General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series C, Rev., VRDO, LIQ: Bank of America NA, 0.24%, 3/9/2022 (c)	16,000	16,000

Iroquois School District

GO, 4.00%, 10/1/2022	390	397

GO, 4.00%, 10/1/2023	200	209

Lycoming County Water and Sewer Authority

Rev., AGM, 4.00%, 11/15/2022	200	204

Rev., AGM, 4.00%, 11/15/2023	150	157

Mars Area School District Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	121

Middletown Township Sewer Authority

Rev., GTD, 4.00%, 10/1/2022	265	270

Rev., GTD, 4.00%, 10/1/2023	210	219

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2022	300	301

Rev., 5.00%, 4/1/2023	300	311

Rev., 5.00%, 4/1/2024	300	320

Rev., 5.00%, 4/1/2025	250	272

Rev., 5.00%, 4/1/2026	165	183

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Montour School District GO, 3.00%, 10/1/2023	200	206

Muncy School District GO, 4.00%, 5/15/2023	345	357

Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,029

Municipality of Penn Hills

Series 2019A, GO, 3.00%, 12/1/2022	345	351

Series 2019A, GO, 3.00%, 12/1/2023	305	314

Neshannock Township School District

Series 2019AA, GO, 4.00%, 9/1/2022	150	152

Series 2019AA, GO, 4.00%, 9/1/2023	200	209

New Castle Area School District

GO, 3.00%, 3/1/2022	610	610

GO, 3.00%, 3/1/2023	1,000	1,019

GO, 4.00%, 3/1/2024	240	251

Northeast Bradford School District

GO, AGM, 2.00%, 6/1/2022	320	321

GO, AGM, 3.00%, 6/1/2023	330	338

Northwestern Lehigh School District GO, 5.00%, 2/15/2023	680	706

Penn Hills School District

GO, 3.00%, 10/1/2022	1,725	1,747

GO, 4.00%, 10/1/2023	1,790	1,864

GO, 4.00%, 10/1/2024	1,855	1,969

GO, 5.00%, 10/1/2025	4,615	5,154

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (c)	5,500	5,304

Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series AX, Rev., AGM, 5.00%, 6/15/2022	1,375	1,392

Pennsylvania Turnpike Commission

Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.80%, 3/10/2022 (b)	18,000	18,092

Series 2019A, Rev., 5.00%, 12/1/2022	1,000	1,031

Series 2019A, Rev., 5.00%, 12/1/2023	1,000	1,065

Series 2020B, Rev., 5.00%, 12/1/2023	425	453

Series 2020B, Rev., 5.00%, 12/1/2024	450	495

Series 2020B, Rev., 5.00%, 12/1/2025	325	367

Series 2020B, Rev., 5.00%, 12/1/2026	400	464

Philadelphia Authority for Industrial Development

Series B-2, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/9/2022 (c)	7,095	7,095

Rev., 1.63%, 4/15/2026	1,500	1,459

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/9/2022 (c)	20,300	20,300

Pittsburgh School District

GO, 5.00%, 9/1/2022	1,690	1,726

GO, 5.00%, 9/1/2023	1,810	1,916

Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2022	250	255

Punxsutawney Area School District

Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	297

Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	265

Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	164

School District of Philadelphia (The)

Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,072

Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,108

School District of the City of Erie (The), Limited Tax

Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	326

Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	328

Selinsgrove Area School District

Series 2019A, GO, 2.00%, 3/1/2022	5	5

Series B, GO, 3.00%, 3/1/2022	130	130

Series 2019A, GO, 2.00%, 9/1/2022	400	403

Series 2019A, GO, 2.00%, 3/1/2023	5	5

Series B, GO, 3.00%, 3/1/2023	95	97

Series 2019A, GO, 2.00%, 9/1/2023	585	592

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2022	500	506

Rev., 5.00%, 6/1/2023	750	788

Rev., 5.00%, 6/1/2024	755	810

Rev., 5.00%, 6/1/2025	1,250	1,375

Rev., 5.00%, 6/1/2026	750	845

Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax

Rev., AGM, 4.00%, 2/1/2023	1,500	1,542

Rev., AGM, 5.00%, 2/1/2026	1,995	2,250

Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	468

State Public School Building Authority, Community College of Philadelphia Project Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	314

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	173

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax

Series 2019B, GO, 4.00%, 11/1/2022	240	245

Series 2019B, GO, 4.00%, 11/1/2023	250	261

Steelton-Highspire School District, Limited Tax

GO, 4.00%, 11/15/2022	60	61

GO, 4.00%, 11/15/2023	85	89

Township of Butler

GO, 5.00%, 10/1/2022	250	256

GO, 5.00%, 10/1/2023	260	275

GO, 5.00%, 10/1/2024	275	300

Township of East Coventry

GO, 3.00%, 12/1/2025	345	363

GO, 3.00%, 12/1/2026	275	293

Township of East Pennsboro, Cumberland County GO, 3.00%, 9/1/2022	175	177

Township of Radnor

GO, 2.00%, 6/15/2022	190	190

GO, 3.00%, 6/15/2024	145	151

Uniontown Area School District

GO, 2.00%, 10/1/2023	530	536

GO, 3.00%, 10/1/2024	900	935

University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 0.56%, 3/10/2022 (b)	47,000	47,146

Upper Allegheny Joint Sanitary Authority

Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	203

Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	224

Waynesboro Area School District, Franklin County

GO, 5.00%, 10/1/2022	305	312

GO, 5.00%, 10/1/2023	320	339

Wilkes-Barre Area School District GO, 5.00%, 4/15/2023	115	120

Wyalusing Area School District

GO, 3.00%, 4/1/2022	150	150

GO, AGM, 4.00%, 4/1/2022	315	316

GO, 3.00%, 4/1/2023	200	204

GO, AGM, 4.00%, 4/1/2023	400	413

GO, 3.00%, 4/1/2024	185	192

GO, 3.00%, 4/1/2025	200	210

GO, 3.00%, 4/1/2026	300	318

Total Pennsylvania		206,270

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.4%

City of Pawtucket

Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	212

Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	213

Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	72

Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	394

Rhode Island Health and Educational Building Corp., Public School Financing Program

Series 2021F, Rev., 4.00%, 5/15/2024	1,790	1,897

Series 2021F, Rev., 3.00%, 5/15/2026	1,225	1,297

Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16

Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.08%, 3/1/2022 (c)	12,105	12,105

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 5.00%, 10/1/2023	125	132

Total Rhode Island		16,338

South Carolina — 0.3%

Charleston County School District GO, SCSDE, 5.00%, 3/1/2024	3,000	3,225

Chester Sewer District, Wastewater System Improvement Rev., 4.00%, 6/1/2023	75	78

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	7,000	7,000

Educational Facilities Authority, Wofford College Rev., 2.37%, 4/1/2022 (c)	400	400

Piedmont Municipal Power Agency Series 2021A, Rev., 4.00%, 1/1/2024	1,525	1,602

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series 2019A, Rev., 2.38%, 12/1/2024 (e)	600	594

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	133

Total South Carolina		13,032

South Dakota — 0.0% (f)

South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2022	375	376

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — 1.8%

Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartment Rev., 0.20%, 8/1/2023 (c)	2,000	1,969

City of Memphis, General Improvement

Series 2020A, GO, 5.00%, 12/1/2022	2,035	2,099

Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,280

Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,472

County of Hamilton

Series 2020B, GO, 5.00%, 3/1/2022	3,255	3,255

Series 2020B, GO, 5.00%, 3/1/2023	3,270	3,406

Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,608

County of Shelby, Public Improvement Series 2006B, GO, VRDO, 0.21%, 3/9/2022 (c)	4,715	4,715

Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,099

Knoxville’s Community Development Corp., Austin Homes 18 Project Rev., 0.22%, 10/1/2023 (c)	4,500	4,407

Lewisburg Industrial Development Board, Lewisburg Summit Apartments, Multi-Family Rev., VRDO, 1.55%, 3/1/2022 (c)	1,900	1,900

Memphis-Shelby County Airport Authority

Series 2021B, Rev., AMT, 5.00%, 7/1/2022	305	309

Series 2021C, Rev., AMT, 5.00%, 7/1/2022	185	188

Series 2021C, Rev., AMT, 5.00%, 7/1/2023	645	677

Series 2021C, Rev., AMT, 5.00%, 7/1/2024	850	915

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	325	329

Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (c)	1,150	1,110

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Rev., 1.25%, 12/1/2024 (c)	5,655	5,593

Metropolitan Government of Nashville and Davidson County Series 2021A, GO, 5.00%, 7/1/2026	600	690

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	9,995

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Tennessee Energy Acquisition Corp., Commodity Project

Series 2021A, Rev., 5.00%, 11/1/2022	175	179

Series 2021A, Rev., 5.00%, 11/1/2023	250	264

Series 2021A, Rev., 5.00%, 11/1/2024	250	271

Series 2021A, Rev., 5.00%, 11/1/2025	290	322

Series 2021A, Rev., 5.00%, 11/1/2026	350	397

Series 2021A, Rev., 5.00%, 11/1/2027	1,000	1,156

Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (c)	17,045	17,495

Total Tennessee		71,100

Texas — 7.3%

Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.

Rev., PSF-GTD, 3.00%, 8/15/2022	635	641

Rev., PSF-GTD, 3.00%, 8/15/2023	655	673

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2024	200	218

Series 2018C, Rev., 5.00%, 8/1/2025	200	224

Austin Community College District, Combined Fee Rev., 5.00%, 2/1/2023	170	176

Avery Ranch Road District No. 1, Unlimited Tax

GO, 3.00%, 8/15/2022	615	621

GO, 3.00%, 8/15/2023	810	833

Big Oaks Municipal Utility District, Waterworks & Sewer System, Unlimited Tax

GO, AGM, 3.00%, 3/1/2022	345	345

GO, AGM, 3.00%, 3/1/2023	905	922

Bridgestone Municipal Utility District, Unlimited Tax

Series 2019A, GO, AGM, 2.00%, 5/1/2022	110	110

Series 2019A, GO, AGM, 3.00%, 5/1/2023	85	87

Brushy Creek Municipal Utility District, Unlimited Tax

GO, 3.00%, 6/1/2022	235	236

GO, 3.00%, 6/1/2023	250	257

Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (c)	11,100	10,777

Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments Rev., 0.70%, 6/1/2024 (c)	3,000	2,936

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	175

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Central Texas Regional Mobility Authority, Subordinated Lien Series 2020F, Rev., BAN, 5.00%, 1/1/2025	6,430	6,930

City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2022	4,250	4,368

City of EI Paso, Combination Tax

GO, 5.00%, 8/15/2022	400	408

GO, 5.00%, 8/15/2023	515	545

GO, 5.00%, 8/15/2024	700	762

City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	299

City of Galveston GO, 4.00%, 5/1/2022	590	593

City of Garland, Electric Utility System Series 2019A, Rev., 5.00%, 3/1/2022	1,395	1,395

City of Houston, Airport System, Subordinate Lien

Series 2021A, Rev., AMT, 5.00%, 7/1/2023	850	892

Series 2021A, Rev., AMT, 5.00%, 7/1/2024	500	538

Series 2021A, Rev., AMT, 5.00%, 7/1/2025	500	552

Series 2021A, Rev., AMT, 5.00%, 7/1/2027	1,000	1,150

City of Houston, Combined Utility System, First Lien

Series 2004B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.20%, 3/9/2022 (c)	9,000	9,000

Series B-2, Rev., VRDO, LOC: Citibank NA, 0.20%, 3/9/2022 (c)	22,500	22,500

City of Irving, Hotel Occupancy, Occupancy Tax

Rev., 5.00%, 8/15/2022	50	51

Rev., 5.00%, 8/15/2023	50	52

City of Kenedy, Combination Tax

GO, 4.00%, 5/1/2022	120	121

GO, 4.00%, 5/1/2023	125	129

City of Port Arthur

GO, AGM, 5.00%, 2/15/2023	910	945

City of Port Arthur, Combination Tax, Certificates of Obligation

Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	375

Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	407

Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	442

City of Sulphur Springs GO, AGM, 3.00%, 9/1/2022	520	526

City of Universal City, Improvement Bonds

GO, 4.00%, 8/15/2022	145	147

GO, 2.00%, 8/15/2023	230	233

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Clear Brook City Municipal Utility District, Unlimited Tax GO, AGM, 2.10%, 2/1/2023	450	454

County of Bexar, Tax Exempt Venue Project

Rev., 5.00%, 8/15/2022	275	279

Rev., 5.00%, 8/15/2023	275	288

County of Kaufman, Limited Tax

Series 2020A, GO, 5.00%, 2/15/2023	110	114

Series 2020A, GO, 5.00%, 2/15/2024	125	134

Series 2020A, GO, 5.00%, 2/15/2025	130	144

County of Kaufman, Unlimited Tax

GO, 5.00%, 2/15/2023	155	161

GO, 5.00%, 2/15/2024	210	225

GO, 5.00%, 2/15/2025	255	282

Cypress Hill Municipal Utility District No. 1, Unlimited Tax

GO, 2.00%, 9/1/2022	190	191

GO, 3.00%, 9/1/2023	270	276

Cypress-Fairbanks Independent School District, Unlimited Tax Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	5,000	5,198

Florence Independent School District, Unlimited Tax

GO, PSF-GTD, 3.00%, 8/15/2026	230	232

GO, PSF-GTD, 3.00%, 8/15/2027	115	116

Fort Bend County Levee Improvement District No. 11, Levee Improvement, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	411

Fort Bend County Municipal Utility District No. 116, Unlimited Tax

GO, 3.00%, 9/1/2022	460	465

GO, 3.00%, 9/1/2023	450	462

Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	11,255	10,934

Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	22,346

Greenhawe Water Control and Improvement District No. 2

GO, AGM, 3.00%, 9/1/2022	190	192

GO, AGM, 3.00%, 9/1/2023	200	205

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2016D, Rev., VRDO, 0.20%, 3/9/2022 (c)	11,995	11,995

Series 2019F, Rev., VRDO, 0.20%, 3/9/2022 (c)	18,300	18,300

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.62%, 3/10/2022 (b)	10,000	9,998

Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.77%, 3/10/2022 (b)	9,000	9,032

Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,754

Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,379

Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	5,000	5,761

Harris County Fresh Water Supply District No. 61

GO, AGM, 4.00%, 9/1/2023	445	464

GO, AGM, 3.00%, 9/1/2024	695	723

Harris County Municipal Utility District No. 096, Unlimited Tax GO, 2.00%, 9/1/2023	195	197

Harris County Municipal Utility District No. 152, Unlimited Tax

GO, AGM, 3.00%, 8/1/2022	280	283

GO, AGM, 3.00%, 8/1/2023	400	410

Harris County Municipal Utility District No. 157, Unlimited Tax GO, AGM, 3.00%, 3/1/2023	425	433

Harris County Municipal Utility District No. 276, Unlimited Tax

GO, 3.00%, 9/1/2022	365	369

GO, 3.00%, 9/1/2023	745	762

Harris County Municipal Utility District No. 281, Unlimited Tax

GO, 2.00%, 9/1/2022	300	302

GO, 2.00%, 9/1/2023	305	308

Harris County Municipal Utility District No. 374, Unlimited Tax

GO, 3.00%, 9/1/2022	145	146

GO, 3.00%, 9/1/2023	115	118

Harris County Municipal Utility District No. 391, Unlimited Tax GO, 3.00%, 9/1/2023	400	410

Harris County Municipal Utility District No. 419, Unlimited Tax

GO, 3.00%, 9/1/2022	175	177

GO, 3.00%, 9/1/2023	455	467

Harris County Municipal Utility District No. 55, Unlimited Tax GO, 3.00%, 2/1/2023	785	799

Harris County Water Control and Improvement District No. 119, Unlimited Tax

GO, AGM, 3.00%, 10/1/2022	365	369

GO, AGM, 3.00%, 10/1/2023	375	386

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Hunters Glen Municipal Utility District, Waterworks and Sewer System

Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	330

Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	601

La Joya Independent School District, Maintenance Tax GO, AGM, 4.00%, 2/15/2023	420	432

Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	290

Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,721

McLennan County Junior College District Rev., AGM, 3.00%, 4/15/2022	100	100

Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2016A, Rev., 5.00%, 11/1/2024	6,290	6,908

Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.57%, 3/10/2022 (b)	10,000	9,946

Montgomery County Municipal Utility District No. 94, Unlimited Tax

GO, 2.00%, 10/1/2022	185	186

GO, 2.00%, 10/1/2023	185	187

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Series 2020A, Rev., 2.10%, 1/1/2023	90	90

Series 2020A, Rev., 2.20%, 1/1/2024	180	180

Series 2020A, Rev., 2.25%, 1/1/2025	315	314

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2022	1,495	1,514

North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2025	4,725	4,878

North Texas Tollway Authority, Second Tier

Series B, Rev., 5.00%, 1/1/2023	5,000	5,166

Series B, Rev., 5.00%, 1/1/2024	5,500	5,869

Northwest Harris County Municipal Utility District No. 19, Unlimited Tax

GO, AGM, 2.00%, 10/1/2022	100	101

GO, AGM, 2.00%, 10/1/2023	105	106

Pecan Grove Municipal Utility District, Unlimited Tax

GO, AGM, 3.00%, 9/1/2022	195	197

GO, 4.00%, 9/1/2022	710	721

GO, AGM, 3.00%, 9/1/2023	345	354

GO, 4.00%, 9/1/2023	740	771

GO, AGM, 3.00%, 9/1/2024	600	622

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	177

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Plano Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 2/15/2025	1,140	1,262

Plano Public Facility Corp., K Avenue Lofts Rev., VRDO, 0.65%, 12/1/2024 (c)	9,500	9,500

Robstown Independent School District, Unlimited Tax

GO, PSF-GTD, 3.00%, 2/15/2023	650	662

GO, PSF-GTD, 3.00%, 2/15/2024	360	372

Sienna Municipal Utility District No. 3, Unlimited Tax

GO, 2.00%, 3/1/2022	225	225

GO, 2.00%, 3/1/2023	185	187

Socorro Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (d)	2,385	2,600

State of Texas, Veterans

Series 2011A, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/9/2022 (c)	11,030	11,030

GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.23%, 3/9/2022 (c)	15,790	15,790

State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/9/2022 (c)	5,535	5,535

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008-C, Rev., VRDO, 0.19%, 3/9/2022 (c)	1,175	1,175

Tarrant Regional Water District, Water Control and Improvement Series 2020C, Rev., 4.00%, 3/1/2022	3,325	3,325

Town of Horizon City, Combination Tax

GO, AGM, 3.00%, 8/15/2022	170	172

GO, AGM, 4.00%, 8/15/2023	230	239

Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (c)	10,000	9,739

Travis County Municipal Utility District No. 4, Unlimited Contract Tax

Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	412

Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	667

Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax

GO, 3.00%, 5/1/2024	400	414

GO, 4.00%, 5/1/2025	300	322

GO, 4.00%, 5/1/2026	280	306

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Upper Trinity Regional Water District, Regional Treated Water Supply System Rev., 4.00%, 8/1/2027	900	1,002

Wichita Falls Independent School District, Unlimited Tax

GO, PSF-GTD, 3.00%, 2/1/2023	1,400	1,427

GO, PSF-GTD, 4.00%, 2/1/2024	1,000	1,053

GO, PSF-GTD, 4.00%, 2/1/2025	1,520	1,636

Williamson County Municipal Utility District No. 11, Unlimited Tax GO, AGM, 4.00%, 8/1/2022	110	111

Total Texas		294,614

Utah — 0.1%

City of Salt Lake, International Airport

Series 2021A, Rev., AMT, 5.00%, 7/1/2022	250	253

Series 2021A, Rev., AMT, 5.00%, 7/1/2023	300	314

Series 2021A, Rev., AMT, 5.00%, 7/1/2024	1,000	1,076

Series 2021A, Rev., AMT, 5.00%, 7/1/2025	1,325	1,462

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 5.00%, 4/15/2022	35	35

Series A, Rev., 5.00%, 4/15/2023	85	89

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 3.00%, 10/15/2023	60	61

Rev., 3.00%, 10/15/2025	125	130

Total Utah		3,420

Vermont — 0.2%

Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 0.18%, 3/9/2022 (c)	10,000	10,000

Virginia — 3.5%

Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,273

Chesapeake Hospital Authority, Regional Medical Center

Rev., 5.00%, 7/1/2023	925	972

Rev., 5.00%, 7/1/2024	885	954

County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023	2,740	2,868

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Series 2016C, Rev., VRDO, 0.21%, 3/9/2022 (c)	13,775	13,775

Series 2018C, Rev., VRDO, 0.21%, 3/9/2022 (c)	49,305	49,305

Halifax County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 0.45%, 4/1/2022 (c)	8,000	7,997

Loudoun County Economic Development Authority, Howard Hughes Medical Institute

Series 2003B, Rev., VRDO, 0.19%, 3/9/2022 (c)	18,650	18,650

Series 2003E, Rev., VRDO, 0.19%, 3/9/2022 (c)	5,710	5,710

Series 2003F, Rev., VRDO, 0.19%, 3/9/2022 (c)	4,050	4,050

Norfolk Economic Development Authority, Sentara Healthcare Series 2016A, Rev., VRDO, 0.20%, 3/9/2022 (c)	3,035	3,035

Peninsula Ports Authority, Dominion Terminal Associates Project — DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,550	1,556

Rockingham County Economic Development Authority, Sunnyside Presbyterian Home

Series 2020A, Rev., 4.00%, 12/1/2022	295	301

Series 2020A, Rev., 4.00%, 12/1/2023	100	104

Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	21,879

York County Economic Development Authority, Electric and Power Co. Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,042

Total Virginia		143,471

Washington — 0.9%

Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ: Barclays Bank plc, 0.19%, 3/9/2022 (c)	2,350	2,350

King County Housing Authority, Highland Village Project

Rev., 4.00%, 1/1/2023	100	102

Rev., 5.00%, 1/1/2024	120	128

King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	524

State of Washington, Various Purpose Series R-2013C, GO, 5.00%, 7/1/2025	8,000	8,414

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 1.60%, 3/10/2022 (b)	10,000	10,046

Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	11,698

Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,227

Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (e)	600	593

Total Washington		35,082

West Virginia — 0.3%

Berkeley County Board of Education

GO, 4.00%, 5/1/2022	600	603

GO, 5.00%, 5/1/2025	360	401

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project

Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,815

Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,504

Total West Virginia		10,323

Wisconsin — 0.9%

Big Foot Union High School District

GO, 4.00%, 3/1/2022	100	100

GO, 4.00%, 3/1/2023	115	118

City of Fort Atkinson GO, 4.00%, 2/1/2023	230	236

City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	513

City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	663

City of Milwaukee, Promissory Notes

Series 2015N2, GO, 4.00%, 3/15/2024	1,955	2,060

Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,276

City of Oak Creek

GO, 3.00%, 4/1/2022	135	135

GO, 3.00%, 4/1/2023	180	184

City of Racine

Series 2019B, GO, 4.00%, 12/1/2022	145	149

Series 2019B, GO, 5.00%, 12/1/2023	125	133

City of Shawano, Promissory Notes

GO, 3.00%, 4/1/2022	140	140

GO, 3.00%, 4/1/2023	150	154

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	179

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

City of Watertown, Promissory Notes

GO, 3.00%, 6/1/2023	125	128

GO, 3.00%, 6/1/2024	425	441

City of Waukesha, Promissory Notes

Series 2019C, GO, 3.00%, 10/1/2022	425	431

Series 2019C, GO, 3.00%, 10/1/2023	350	360

County of Manitowoc

GO, AGM, 3.00%, 11/1/2022	50	51

GO, AGM, 3.00%, 11/1/2023	150	154

County of Manitowoc, Promissory Notes

GO, AGM, 3.00%, 4/1/2022	875	877

GO, AGM, 3.00%, 4/1/2023	895	913

GO, AGM, 4.00%, 4/1/2024	680	716

County of Rusk

GO, 3.00%, 3/1/2022	130	130

GO, 3.00%, 3/1/2023	260	265

GO, 3.00%, 3/1/2024	270	279

Gale-Ettrick-Trempealeau School District

GO, 2.00%, 4/1/2022	105	105

GO, 2.00%, 4/1/2023	130	131

Gibraltar Area School District, Promissory Notes GO, 4.00%, 3/1/2022	315	315

Lakeshore Technical College District

Series 2019A, GO, 3.00%, 3/1/2022	75	75

Series 2019A, GO, 3.00%, 3/1/2023	110	112

Series 2019A, GO, 3.00%, 3/1/2024	405	419

Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	402

Poynette School District

GO, 3.00%, 4/1/2022	340	340

GO, 3.00%, 4/1/2023	265	271

River Falls School District GO, 3.00%, 4/1/2026	1,830	1,946

Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,873

Village of Mount Pleasant, Promissory Notes

Series 2019A, GO, 3.00%, 3/1/2022	265	265

Series 2019A, GO, 5.00%, 3/1/2023	380	395

Wisconsin Department of Transportation

Series 2021A, Rev., 5.00%, 7/1/2024	1,250	1,358

Series 2021A, Rev., 5.00%, 7/1/2026	1,330	1,530

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	5,950

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy

Rev., 4.00%, 3/15/2022	110	110

Rev., 4.00%, 3/15/2023	120	123

Rev., 4.00%, 3/15/2024	120	124

Rev., 4.00%, 3/15/2025	125	132

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	4,013

Wittenberg Birnamwood School District

GO, AGM, 4.00%, 3/1/2022	260	260

GO, AGM, 4.00%, 3/1/2023	280	288

Total Wisconsin		36,143

Total Municipal Bonds (Cost $3,880,068)		3,859,579

	SHARES (000)
Short-Term Investments — 4.3%

Investment Companies — 4.3%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (g) (h) (Cost $175,700)	175,645	175,698

Total Investments — 99.5% (Cost $4,055,768)		4,035,277
Other Assets Less Liabilities — 0.5%		21,424

NET ASSETS — 100.0%		4,056,701

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	181

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022

(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund		JPMorgan Intermediate Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$375,137		$489,445		$4,395,898
Investments in affiliates, at value	9,234		2,497		81,485
Deposits at broker for futures contracts	—		—		2,962
Receivables:
Investment securities sold	—		504		15,159
Investment securities sold — delayed delivery securities	—		7,354		8,351
Fund shares sold	2		1,656		21,171
Interest from non-affiliates	3,327		5,616		46,173
Dividends from affiliates	—	(a)	—	(a)	2

Total Assets	387,700		507,072		4,571,201

LIABILITIES:
Payables:
Due to custodian	—	(a)	—	(a)	—	(a)
Investment securities purchased	—		—		918
Investment securities purchased— delayed delivery securities	—		13,585		49,525
Fund shares redeemed	1,179		476		2,306
Variation margin on futures contracts	—		—		2,359
Accrued liabilities:
Investment advisory fees	67		107		816
Administration fees	12		18		115
Distribution fees	41		55		75
Service fees	6		19		77
Custodian and accounting fees	7		13		60
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)	—	(a)
Other	34		163		62

Total Liabilities	1,346		14,436		56,313

Net Assets	$386,354		$492,636		$4,514,888

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan Intermediate Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$385,894	$488,184	$4,366,004
Total distributable earnings (loss)	460	4,452	148,884

Total Net Assets	$386,354	$492,636	$4,514,888

Net Assets:
Class A	$136,939	$195,574	$341,321
Class C	24,442	28,844	14,423
Class I	80,566	247,902	655,190
Class R6	144,407	20,316	3,503,954

Total	$386,354	$492,636	$4,514,888

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	12,819	17,264	31,289
Class C	2,308	2,552	1,358
Class I	7,723	21,887	61,267
Class R6	13,844	1,793	327,690

Net Asset Value (a):
Class A — Redemption price per share	$10.68	$11.33	$10.91
Class C — Offering price per share (b)	10.59	11.30	10.62
Class I — Offering and redemption price per share	10.43	11.33	10.69
Class R6 — Offering and redemption price per share	10.43	11.33	10.69
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.10	$11.77	$11.34

Cost of investments in non-affiliates	$370,933	$484,228	$4,250,234
Cost of investments in affiliates	9,232	2,496	81,474

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	183

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short- Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
ASSETS:
Investments in non-affiliates, at value	$365,834		$1,482,901		$306,053
Investments in affiliates, at value	3,522		68,570		4,996
Cash	15		—		—	(a)
Deposits at broker for futures contracts	92		—		35
Receivables:
Due from custodian	—		—		262
Investment securities sold	—		—		60
Investment securities sold — delayed delivery securities	—		185		2,338
Fund shares sold	305		741		98
Interest from non-affiliates	4,592		15,272		3,300
Dividends from affiliates	—	(a)	1		—	(a)

Total Assets	374,360		1,567,670		317,142

LIABILITIES:
Payables:
Due to custodian	—		—	(a)	—
Investment securities purchased	—		—		262
Investment securities purchased — delayed delivery securities	—		9,922		3,350
Fund shares redeemed	609		3,582		437
Variation margin on futures contracts	75		—		24
Accrued liabilities:
Investment advisory fees	72		174		53
Administration fees	12		10		5
Distribution fees	43		20		26
Service fees	19		51		18
Custodian and accounting fees	6		17		8
Other	42		50		40

Total Liabilities	878		13,826		4,223

Net Assets	$373,482		$1,553,844		$312,919

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund
NET ASSETS:
Paid-in-Capital	$366,166	$1,561,604	$310,796
Total distributable earnings (loss)	7,316	(7,760)	2,123

Total Net Assets	$373,482	$1,553,844	$312,919

Net Assets:
Class A	$143,940	$93,976	$107,969
Class C	24,776	3,473	7,156
Class I	76,802	823,600	116,395
Class R6	127,964	632,795	81,399

Total	$373,482	$1,553,844	$312,919

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	21,446	8,985	11,171
Class C	3,691	329	748
Class I	11,384	78,297	12,138
Class R6	18,973	60,175	8,491

Net Asset Value (a):
Class A — Redemption price per share	$6.71	$10.46	$9.67
Class C — Offering price per share (b)	6.71	10.56	9.56
Class I — Offering and redemption price per share	6.75	10.52	9.59
Class R6 — Offering and redemption price per share	6.74	10.52	9.59
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$6.97	$10.70	$10.05

Cost of investments in non-affiliates	$355,765	$1,479,919	$303,607
Cost of investments in affiliates	3,522	68,564	4,995

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	185

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$641,640		$3,859,579
Investments in affiliates, at value	24,536		175,698
Cash	—		103
Deposits at broker for futures contracts	501		—
Receivables:
Investment securities sold	1		3
Investment securities sold — delayed delivery securities	2,737		1,740
Fund shares sold	134		4,802
Interest from non-affiliates	6,338		23,854
Dividends from affiliates	—	(a)	3
Due from adviser	—		8

Total Assets	675,887		4,065,790

LIABILITIES:
Payables:
Due to custodian	—	(a)	—
Investment securities purchased — delayed delivery securities	4,467		—
Fund shares redeemed	751		8,005
Variation margin on futures contracts	379		—
Accrued liabilities:
Investment advisory fees	139		—
Administration fees	29		—
Distribution fees	72		15
Service fees	13		661
Custodian and accounting fees	13		54
Other	72		354

Total Liabilities	5,935		9,089

Net Assets	$669,952		$4,056,701

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$661,783	$4,085,464
Total distributable earnings (loss)	8,169	(28,763)

Total Net Assets	$669,952	$4,056,701

Net Assets:
Class A	$330,640	$72,506
Class C	12,535	—
Class I	173,023	3,984,195
Class R6	153,754	—

Total	$669,952	$4,056,701

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	27,215	7,262
Class C	1,041	—
Class I	14,306	399,327
Class R6	12,717	—

Net Asset Value (a):
Class A — Redemption price per share	$12.15	$9.98
Class C — Offering price per share (b)	12.04	—
Class I — Offering and redemption price per share	12.09	9.98
Class R6 — Offering and redemption price per share	12.09	—
Class A maximum sales charge	3.75%	—
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.62	$—

Cost of investments in non-affiliates	$622,821	$3,880,068
Cost of investments in affiliates	24,532	175,700

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	187

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan Intermediate Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$8,493	$18,163	$124,856
Dividend income from affiliates	3	2	24

Total investment income	8,496	18,165	124,880

EXPENSES:
Investment advisory fees	1,256	1,808	13,830
Administration fees	314	387	3,458
Distribution fees:
Class A	384	489	856
Class C	221	238	126
Service fees:
Class A	384	489	856
Class C	74	79	42
Class I	222	670	1,575
Custodian and accounting fees	65	145	647
Interest expense to affiliates	—	1	— (a)
Professional fees	56	96	90
Trustees’ and Chief Compliance Officer’s fees	26	27	37
Printing and mailing costs	21	16	89
Registration and filing fees	60	136	114
Transfer agency fees (See Note 2.H.)	8	9	44
Other	14	20	128

Total expenses	3,105	4,610	21,892

Less fees waived	(740)	(1,287)	(6,122)
Less expense reimbursements	(97)	(117)	—

Net expenses	2,268	3,206	15,770

Net investment income (loss)	6,228	14,959	109,110

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(897)	2,572	5,680
Investments in affiliates	2	(2)	(30)
Futures contracts	—	—	4,186

Net realized gain (loss)	(895)	2,570	9,836

Distributions of capital gains received from investment company affiliates	— (a)	— (a)	1
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(12,965)	(10,592)	(158,760)
Investments in affiliates	(4)	1	5
Futures contracts	—	—	(1,628)

Change in net unrealized appreciation/depreciation	(12,969)	(10,591)	(160,383)

Net realized/unrealized gains (losses)	(13,864)	(8,021)	(150,546)

Change in net assets resulting from operations	$(7,636)	$6,938	$(41,436)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,510	$28,639	$8,044
Dividend income from affiliates	2	25	2

Total investment income	9,512	28,664	8,046

EXPENSES:
Investment advisory fees	1,217	4,172	969
Administration fees	304	1,252	242
Distribution fees:
Class A	405	230	311
Class C	215	31	63
Service fees:
Class A	405	230	311
Class C	72	10	21
Class I	213	2,222	297
Custodian and accounting fees	53	171	92
Interest expense to affiliates	—	— (a)	—
Professional fees	59	68	55
Trustees’ and Chief Compliance Officer’s fees	26	30	26
Printing and mailing costs	21	5	6
Registration and filing fees	62	161	73
Transfer agency fees (See Note 2.H.)	14	13	6
Other	15	45	12

Total expenses	3,081	8,640	2,484

Less fees waived	(564)	(4,398)	(727)
Less expense reimbursements	—	(4)	—

Net expenses	2,517	4,238	1,757

Net investment income (loss)	6,995	24,426	6,289

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(394)	(702)	131
Investments in affiliates	(1)	(22)	(2)
Futures contracts	72	—	92

Net realized gain (loss)	(323)	(724)	221

Distributions of capital gains received from investment company affiliates	— (a)	1	— (a)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(11,732)	(47,127)	(10,166)
Investments in affiliates	(1)	(1)	(1)
Futures contracts	(35)	—	(16)

Change in net unrealized appreciation/depreciation	(11,768)	(47,128)	(10,183)

Net realized/unrealized gains (losses)	(12,091)	(47,851)	(9,962)

Change in net assets resulting from operations	$(5,096)	$(23,425)	$(3,673)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	189

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022 (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$18,829	$27,149
Dividend income from affiliates	8	73

Total investment income	18,837	27,222

EXPENSES:
Investment advisory fees	2,029	8,140
Administration fees	507	4,070
Distribution fees:
Class A	826	250
Class C	113	—
Service fees:
Class A	826	250
Class C	38	—
Class I	446	13,316
Custodian and accounting fees	146	451
Interest expense to affiliates	— (a)	—
Professional fees	63	113
Trustees’ and Chief Compliance Officer’s fees	27	39
Printing and mailing costs	11	18
Registration and filing fees	136	434
Transfer agency fees (See Note 2.H.)	17	39
Other	22	137

Total expenses	5,207	27,257

Less fees waived	(1,409)	(13,695)

Net expenses	3,798	13,562

Net investment income (loss)	15,039	13,660

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(835)	(1,280)
Investments in affiliates	(7)	(35)
Futures contracts	786	—

Net realized gain (loss)	(56)	(1,315)

Distributions of capital gains received from investment company affiliates	— (a)	3
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(18,263)	(34,879)
Investments in affiliates	2	7
Futures contracts	(303)	—

Change in net unrealized appreciation/depreciation	(18,564)	(34,872)

Net realized/unrealized gains (losses)	(18,620)	(36,184)

Change in net assets resulting from operations	$(3,581)	$(22,524)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,228	$6,302	$14,959	$14,687
Net realized gain (loss)	(895)	(129)	2,570	(3,564)
Distributions of capital gains received from investment company affiliates	— (a)	— (a)	— (a)	— (a)
Change in net unrealized appreciation/depreciation	(12,969)	(7,247)	(10,591)	(15,351)

Change in net assets resulting from operations	(7,636)	(1,074)	6,938	(4,228)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,180)	(2,120)	(5,624)	(5,122)
Class C	(271)	(431)	(749)	(890)
Class I	(1,374)	(1,333)	(7,942)	(8,504)
Class R6	(2,437)	(2,386)	(638)	(439)

Total distributions to shareholders	(6,262)	(6,270)	(14,953)	(14,955)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(24,610)	66,593	10,900	(25,822)

NET ASSETS:
Change in net assets	(38,508)	59,249	2,885	(45,005)
Beginning of period	424,862	365,613	489,751	534,756

End of period	$386,354	$424,862	$492,636	$489,751

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	191

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$109,110	$126,027	$6,995	$7,696
Net realized gain (loss)	9,836	51,626	(323)	(1,044)
Distributions of capital gains received from investment company affiliates	1	— (a)	— (a)	— (a)
Change in net unrealized appreciation/depreciation	(160,383)	(97,800)	(11,768)	(8,679)

Change in net assets resulting from operations	(41,436)	79,853	(5,096)	(2,027)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(9,878)	(4,936)	(2,674)	(2,780)
Class C	(386)	(324)	(329)	(523)
Class I	(19,779)	(15,413)	(1,607)	(1,728)
Class R6	(117,266)	(104,860)	(2,597)	(2,462)

Total distributions to shareholders	(147,309)	(125,533)	(7,207)	(7,493)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	72,300	(591,833)	(22,376)	(29,677)

NET ASSETS:
Change in net assets	(116,445)	(637,513)	(34,679)	(39,197)
Beginning of period	4,631,333	5,268,846	408,161	447,358

End of period	$4,514,888	$4,631,333	$373,482	$408,161

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,426	$28,092	$6,289	$5,467
Net realized gain (loss)	(724)	1,191	221	(50)
Distributions of capital gains received from investment company affiliates	1	— (a)	— (a)	— (a)
Change in net unrealized appreciation/depreciation	(47,128)	(16,498)	(10,183)	(2,572)

Change in net assets resulting from operations	(23,425)	12,785	(3,673)	2,845

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(953)	(779)	(2,205)	(1,927)
Class C	(21)	(33)	(103)	(125)
Class I	(13,083)	(11,441)	(2,437)	(2,091)
Class R6	(10,440)	(14,636)	(1,560)	(1,289)

Total distributions to shareholders	(24,497)	(26,889)	(6,305)	(5,432)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(2,483)	(43,014)	13,825	26,239

NET ASSETS:
Change in net assets	(50,405)	(57,118)	3,847	23,652
Beginning of period	1,604,249	1,661,367	309,072	285,420

End of period	$1,553,844	$1,604,249	$312,919	$309,072

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	193

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,039	$13,381	$13,660	$27,753
Net realized gain (loss)	(56)	(1,806)	(1,315)	(6,192)
Distributions of capital gains received from investment company affiliates	— (a)	— (a)	3	— (a)
Change in net unrealized appreciation/depreciation	(18,564)	(9,442)	(34,872)	(6,202)

Change in net assets resulting from operations	(3,581)	2,133	(22,524)	15,359

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,998)	(5,779)	(64)	(512)
Class C	(229)	(357)	—	—
Class I	(4,177)	(4,166)	(13,905)	(26,593)
Class R6	(3,665)	(2,984)	—	—

Total distributions to shareholders	(15,069)	(13,286)	(13,969)	(27,105)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	59,422	88,555	(2,717,428)	2,664,857

NET ASSETS:
Change in net assets	40,772	77,402	(2,753,921)	2,653,111
Beginning of period	629,180	551,778	6,810,622	4,157,511

End of period	$669,952	$629,180	$4,056,701	$6,810,622

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$24,762	$66,895	$54,636	$56,724
Distributions reinvested	2,148	2,091	5,553	5,048
Cost of shares redeemed	(38,942)	(38,270)	(40,631)	(68,231)

Change in net assets resulting from Class A capital transactions	(12,032)	30,716	19,558	(6,459)

Class C
Proceeds from shares issued	1,702	5,484	3,297	11,663
Distributions reinvested	267	418	746	877
Cost of shares redeemed	(9,898)	(23,934)	(7,347)	(16,305)

Change in net assets resulting from Class C capital transactions	(7,929)	(18,032)	(3,304)	(3,765)

Class I
Proceeds from shares issued	30,276	73,425	82,232	164,748
Distributions reinvested	1,368	1,326	7,865	8,426
Cost of shares redeemed	(48,690)	(33,301)	(94,925)	(203,574)

Change in net assets resulting from Class I capital transactions	(17,046)	41,450	(4,828)	(30,400)

Class R6
Proceeds from shares issued	53,693	42,624	3,103	17,390
Distributions reinvested	2,436	2,383	638	439
Cost of shares redeemed	(43,732)	(32,548)	(4,267)	(3,027)

Change in net assets resulting from Class R6 capital transactions	12,397	12,459	(526)	14,802

Total change in net assets resulting from capital transactions	$(24,610)	$66,593	$10,900	$(25,822)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	195

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	2,229	6,019	4,641	5,104
Reinvested	194	188	473	455
Redeemed	(3,537)	(3,497)	(3,458)	(6,266)

Change in Class A Shares	(1,114)	2,710	1,656	(707)

Class C
Issued	155	497	281	1,076
Reinvested	24	38	64	79
Redeemed	(902)	(2,182)	(626)	(1,483)

Change in Class C Shares	(723)	(1,647)	(281)	(328)

Class I
Issued	2,832	6,735	6,990	15,171
Reinvested	127	122	671	761
Redeemed	(4,506)	(3,055)	(8,096)	(18,464)

Change in Class I Shares	(1,547)	3,802	(435)	(2,532)

Class R6
Issued	4,946	3,939	264	1,568
Reinvested	226	219	54	39
Redeemed	(4,042)	(3,003)	(366)	(274)

Change in Class R6 Shares	1,130	1,155	(48)	1,333

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$126,415	$185,301	$21,907	$39,618
Distributions reinvested	9,738	4,835	2,618	2,723
Cost of shares redeemed	(88,317)	(127,422)	(42,275)	(36,969)

Change in net assets resulting from Class A capital transactions	47,836	62,714	(17,750)	5,372

Class C
Proceeds from shares issued	1,491	5,895	2,209	4,671
Distributions reinvested	383	319	327	515
Cost of shares redeemed	(5,911)	(15,832)	(8,137)	(30,592)

Change in net assets resulting from Class C capital transactions	(4,037)	(9,618)	(5,601)	(25,406)

Class I
Proceeds from shares issued	230,054	366,473	13,849	14,428
Distributions reinvested	19,112	15,053	1,573	1,691
Cost of shares redeemed	(189,772)	(409,978)	(23,971)	(31,305)

Change in net assets resulting from Class I capital transactions	59,394	(28,452)	(8,549)	(15,186)

Class R6
Proceeds from shares issued	574,261	1,729,151	30,636	39,540
Distributions reinvested	115,780	103,803	2,595	2,455
Cost of shares redeemed	(720,934)	(2,449,431)	(23,707)	(36,452)

Change in net assets resulting from Class R6 capital transactions	(30,893)	(616,477)	9,524	5,543

Total change in net assets resulting from capital transactions	$72,300	$(591,833)	$(22,376)	$(29,677)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	197

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	11,069	16,309	3,141	5,732
Reinvested	859	425	377	394
Redeemed	(7,800)	(11,274)	(6,097)	(5,392)

Change in Class A Shares	4,128	5,460	(2,579)	734

Class C
Issued	133	532	317	676
Reinvested	35	29	47	75
Redeemed	(532)	(1,437)	(1,173)	(4,441)

Change in Class C Shares	(364)	(876)	(809)	(3,690)

Class I
Issued	20,829	33,152	1,982	2,068
Reinvested	1,718	1,350	226	243
Redeemed	(17,071)	(37,062)	(3,453)	(4,559)

Change in Class I Shares	5,476	(2,560)	(1,245)	(2,248)

Class R6
Issued	51,442	156,661	4,380	5,698
Reinvested	10,409	9,319	373	353
Redeemed	(64,411)	(218,578)	(3,397)	(5,321)

Change in Class R6 Shares	(2,560)	(52,598)	1,356	730

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$49,893	$60,770	$14,958	$47,636
Distributions reinvested	942	771	2,172	1,899
Cost of shares redeemed	(34,859)	(33,469)	(31,411)	(20,025)

Change in net assets resulting from Class A capital transactions	15,976	28,072	(14,281)	29,510

Class C
Proceeds from shares issued	577	3,057	532	2,266
Distributions reinvested	20	31	101	122
Cost of shares redeemed	(1,649)	(2,785)	(2,443)	(5,965)

Change in net assets resulting from Class C capital transactions	(1,052)	303	(1,810)	(3,577)

Class I
Proceeds from shares issued	459,768	569,979	34,663	46,166
Distributions reinvested	13,022	11,270	2,407	2,043
Cost of shares redeemed	(452,970)	(386,079)	(28,719)	(49,863)

Change in net assets resulting from Class I capital transactions	19,820	195,170	8,351	(1,654)

Class R6
Proceeds from shares issued	389,321	255,400	35,661	21,958
Distributions reinvested	10,198	14,404	1,550	1,273
Cost of shares redeemed	(436,746)	(536,363)	(15,646)	(21,271)

Change in net assets resulting from Class R6 capital transactions	(37,227)	(266,559)	21,565	1,960

Total change in net assets resulting from capital transactions	$(2,483)	$(43,014)	$13,825	$26,239

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	199

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	4,629	5,628	1,490	4,791
Reinvested	88	71	217	191
Redeemed	(3,244)	(3,106)	(3,162)	(2,020)

Change in Class A Shares	1,473	2,593	(1,455)	2,962

Class C
Issued	52	287	54	231
Reinvested	2	3	10	12
Redeemed	(151)	(257)	(247)	(610)

Change in Class C Shares	(97)	33	(183)	(367)

Class I
Issued	42,430	52,415	3,493	4,691
Reinvested	1,204	1,039	243	207
Redeemed	(41,914)	(35,675)	(2,901)	(5,135)

Change in Class I Shares	1,720	17,779	835	(237)

Class R6
Issued	35,890	23,492	3,594	2,208
Reinvested	943	1,330	157	129
Redeemed	(40,244)	(49,385)	(1,577)	(2,149)

Change in Class R6 Shares	(3,411)	(24,563)	2,174	188

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$97,266	$135,267	$36,947	$246,999
Distributions reinvested	6,877	5,656	64	512
Cost of shares redeemed	(66,093)	(66,686)	(107,817)	(210,001)

Change in net assets resulting from Class A capital transactions	38,050	74,237	(70,806)	37,510

Class C
Proceeds from shares issued	1,345	3,303	—	—
Distributions reinvested	229	348	—	—
Cost of shares redeemed	(5,264)	(13,493)	—	—

Change in net assets resulting from Class C capital transactions	(3,690)	(9,842)	—	—

Class I
Proceeds from shares issued	40,245	62,872	2,457,859	8,428,561
Distributions reinvested	3,658	3,783	13,901	26,591
Cost of shares redeemed	(42,617)	(63,956)	(5,118,382)	(5,827,805)

Change in net assets resulting from Class I capital transactions	1,286	2,699	(2,646,622)	2,627,347

Class R6
Proceeds from shares issued	48,969	53,081	—	—
Distributions reinvested	3,664	2,981	—	—
Cost of shares redeemed	(28,857)	(34,601)	—	—

Change in net assets resulting from Class R6 capital transactions	23,776	21,461	—	—

Total change in net assets resulting from capital transactions	$59,422	$88,555	$(2,717,428)	$2,664,857

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	201

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	7,686	10,911	3,671	24,565
Reinvested	546	457	6	51
Redeemed	(5,256)	(5,436)	(10,709)	(20,899)

Change in Class A Shares	2,976	5,932	(7,032)	3,717

Class C
Issued	107	270	—	—
Reinvested	18	28	—	—
Redeemed	(422)	(1,108)	—	—

Change in Class C Shares	(297)	(810)	—	—

Class I
Issued	3,214	5,111	244,227	837,628
Reinvested	292	308	1,383	2,647
Redeemed	(3,388)	(5,317)	(508,812)	(579,918)

Change in Class I Shares	118	102	(263,202)	260,357

Class R6
Issued	3,895	4,304	—	—
Reinvested	293	242	—	—
Redeemed	(2,308)	(2,866)	—	—

Change in Class R6 Shares	1,880	1,680	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	203

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan California Tax Free Bond Fund
Class A
Year Ended February 28, 2022	$11.06	$0.16	$(0.38)	$(0.22)	$(0.16)
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)
Year Ended February 28, 2019	10.64	0.28	0.07	0.35	(0.28)
Year Ended February 28, 2018	10.78	0.28	(0.14)	0.14	(0.28)

Class C
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)
Year Ended February 28, 2019	10.55	0.22	0.07	0.29	(0.22)
Year Ended February 28, 2018	10.69	0.22	(0.14)	0.08	(0.22)

Class I
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)
Year Ended February 28, 2019	10.41	0.28	0.07	0.35	(0.29)
Year Ended February 28, 2018	10.55	0.29	(0.14)	0.15	(0.29)

Class R6
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)
October 1, 2018 (g) through February 28, 2019	10.33	0.13	0.13	0.26	(0.12)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.68	(2.05)%	$136,939	0.60%	1.43%	0.94%	11%
11.06	(0.19)	154,108	0.59	1.54	0.93	6
11.25	7.29	126,253	0.60	2.13	0.96	8
10.71	3.31	67,275	0.60	2.63	0.97	17
10.64	1.27	69,092	0.60	2.58	0.98	8

10.59	(2.47)	24,442	1.10	0.93	1.43	11
10.96	(0.70)	33,234	1.09	1.07	1.43	6
11.15	6.72	52,168	1.10	1.66	1.47	8
10.62	2.82	46,950	1.10	2.13	1.48	17
10.55	0.78	54,655	1.10	2.08	1.48	8

10.43	(1.90)	80,566	0.50	1.53	0.68	11
10.80	(0.09)	100,163	0.49	1.62	0.68	6
10.99	7.37	60,122	0.50	2.26	0.71	8
10.47	3.39	62,069	0.50	2.72	0.72	17
10.41	1.41	143,734	0.50	2.68	0.71	8

10.43	(1.80)	144,407	0.40	1.63	0.43	11
10.80	0.01	137,357	0.39	1.74	0.43	6
10.99	7.48	127,070	0.40	2.35	0.46	8
10.47	2.58	80,424	0.35	2.95	0.48	17

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	205

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal Fund
Class A
Year Ended February 28, 2022	$11.50	$0.34	$(0.17)	$0.17	$(0.34)	$—	$(0.34)
Year Ended February 28, 2021	11.93	0.33	(0.42)	(0.09)	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2020	10.88	0.32	1.05	1.37	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2019	10.78	0.36	0.09	0.45	(0.35)	—	(0.35)
Year Ended February 28, 2018	10.82	0.28	(0.04)	0.24	(0.28)	—	(0.28)

Class C
Year Ended February 28, 2022	11.47	0.28	(0.17)	0.11	(0.28)	—	(0.28)
Year Ended February 28, 2021	11.90	0.28	(0.43)	(0.15)	(0.27)	(0.01)	(0.28)
Year Ended February 29, 2020	10.85	0.27	1.05	1.32	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2019	10.76	0.30	0.09	0.39	(0.30)	—	(0.30)
Year Ended February 28, 2018	10.80	0.22	(0.03)	0.19	(0.23)	—	(0.23)

Class I
Year Ended February 28, 2022	11.50	0.35	(0.17)	0.18	(0.35)	—	(0.35)
Year Ended February 28, 2021	11.93	0.34	(0.42)	(0.08)	(0.34)	(0.01)	(0.35)
Year Ended February 29, 2020	10.87	0.34	1.06	1.40	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2019	10.78	0.37	0.08	0.45	(0.36)	—	(0.36)
Year Ended February 28, 2018	10.82	0.29	(0.03)	0.26	(0.30)	—	(0.30)

Class R6
Year Ended February 28, 2022	11.50	0.36	(0.17)	0.19	(0.36)	—	(0.36)
Year Ended February 28, 2021	11.93	0.36	(0.43)	(0.07)	(0.35)	(0.01)	(0.36)
Year Ended February 29, 2020	10.87	0.35	1.06	1.41	(0.34)	(0.01)	(0.35)
November 1, 2018 (f) through February 28, 2019	10.53	0.14	0.33	0.47	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.33	1.39%	$195,574	0.65%	2.87%	1.01%	24%
11.50	(0.61)	179,459	0.65	2.99	1.02	39
11.93	12.81	194,623	0.64	2.80	1.06	18
10.88	4.28	43,565	0.64	3.32	1.22	130
10.78	2.25	35,071	0.64	2.56	1.20	17

11.30	0.89	28,844	1.15	2.37	1.51	24
11.47	(1.11)	32,499	1.14	2.50	1.51	39
11.90	12.29	37,623	1.14	2.34	1.57	18
10.85	3.67	17,929	1.14	2.82	1.71	130
10.76	1.74	18,675	1.14	2.06	1.70	17

11.33	1.50	247,902	0.55	2.97	0.76	24
11.50	(0.51)	256,624	0.55	3.09	0.76	39
11.93	13.02	296,450	0.54	2.92	0.81	18
10.87	4.29	95,662	0.54	3.45	0.97	130
10.78	2.36	51,274	0.54	2.66	0.95	17

11.33	1.60	20,316	0.45	3.07	0.51	24
11.50	(0.41)	21,169	0.45	3.16	0.51	39
11.93	13.12	6,060	0.44	3.01	0.56	18
10.87	4.46	1,338	0.39	4.09	1.23	130

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	207

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Tax Free Bond Fund
Class A
Year Ended February 28, 2022	$11.37	$0.23	$(0.37)	$(0.14)	$(0.23)	$(0.09)	$(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.80	0.25	0.11	0.36	(0.25)	—	(0.25)
Year Ended February 28, 2018	10.94	0.24	(0.15)	0.09	(0.23)	—	(0.23)

Class C
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.53	0.18	0.11	0.29	(0.19)	—	(0.19)
Year Ended February 28, 2018	10.68	0.18	(0.15)	0.03	(0.18)	—	(0.18)

Class I
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.61	0.27	0.10	0.37	(0.27)	—	(0.27)
Year Ended February 28, 2018	10.75	0.27	(0.14)	0.13	(0.27)	—	(0.27)

Class R6
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	—	(0.28)
Year Ended February 28, 2019	10.60	0.28	0.11	0.39	(0.28)	—	(0.28)
November 6, 2017 (f) through February 28, 2018	10.83	0.09	(0.23)	(0.14)	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.91	(1.29)%	$341,321	0.65%	2.06%	0.90%	12%
11.37	0.57	308,709	0.64	1.93	0.90	34
11.52	7.86	250,087	0.65	2.17	0.90	20
10.91	3.34	222,295	0.64	2.32	0.90	48
10.80	0.83	174,653	0.71	2.17	0.91	30

10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34
11.23	7.38	29,173	1.20	1.63	1.40	20
10.63	2.76	37,603	1.19	1.76	1.40	48
10.53	0.24	50,481	1.22	1.65	1.41	30

10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34
11.31	8.19	660,041	0.40	2.42	0.64	20
10.71	3.57	523,544	0.39	2.57	0.65	48
10.61	1.17	770,626	0.39	2.45	0.64	30

10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34
11.31	8.30	4,329,545	0.30	2.52	0.39	20
10.71	3.77	3,911,573	0.29	2.66	0.40	48
10.60	(1.26)	3,497,046	0.29	2.73	0.41	30

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	209

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan New York Tax Free Bond Fund
Class A
Year Ended February 28, 2022	$6.93	$0.11	$(0.21)	$(0.10)	$(0.12)
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)
Year Ended February 28, 2019	6.70	0.18	0.01	0.19	(0.18)
Year Ended February 28, 2018	6.84	0.20	(0.14)	0.06	(0.20)

Class C
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)
Year Ended February 28, 2019	6.69	0.14	0.02	0.16	(0.14)
Year Ended February 28, 2018	6.84	0.16	(0.15)	0.01	(0.16)

Class I
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)
Year Ended February 28, 2019	6.73	0.20	0.01	0.21	(0.19)
Year Ended February 28, 2018	6.87	0.21	(0.14)	0.07	(0.21)

Class R6
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)
October 1, 2018 (f) through February 28, 2019	6.64	0.08	0.11	0.19	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$6.71	(1.55)%	$143,940	0.75%	1.60%	0.94%	10%
6.93	(0.13)	166,435	0.74	1.77	0.93	5
7.06	7.31	164,358	0.75	1.96	0.95	13
6.71	2.86	120,371	0.75	2.66	0.96	21
6.70	0.81	128,973	0.75	2.85	0.96	8

6.71	(2.05)	24,776	1.25	1.10	1.44	10
6.93	(0.51)	31,173	1.24	1.26	1.43	5
7.05	6.62	57,781	1.25	1.49	1.45	13
6.71	2.50	67,242	1.25	2.16	1.45	21
6.69	0.15	83,807	1.25	2.35	1.45	8

6.75	(1.16)	76,802	0.50	1.85	0.69	10
6.96	0.12	87,928	0.49	2.02	0.68	5
7.09	7.38	105,497	0.50	2.22	0.70	13
6.75	3.26	87,158	0.50	2.92	0.70	21
6.73	1.06	163,141	0.50	3.10	0.69	8

6.74	(1.20)	127,964	0.40	1.95	0.43	10
6.96	0.22	122,625	0.39	2.11	0.43	5
7.09	7.49	119,722	0.40	2.32	0.44	13
6.75	2.89	91,813	0.40	2.93	0.45	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	211

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Year Ended February 28, 2022	$10.78	$0.11	$(0.32)	$(0.21)	$(0.11)
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)
Year Ended February 28, 2018	10.48	0.12	(0.09)	0.03	(0.12)

Class C
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)
Year Ended February 28, 2018	10.56	0.06	(0.08)	(0.02)	(0.06)

Class I
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)
Year Ended February 28, 2018	10.53	0.16	(0.09)	0.07	(0.16)

Class R6
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)
October 1, 2018 (f) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.46	(1.96)%	$93,976	0.70%	1.02%	0.85%	21%
10.78	0.43	80,956	0.69	1.20	0.86	21
10.86	5.12	53,408	0.70	1.48	0.86	24
10.49	2.55	33,554	0.70	1.54	0.86	42
10.39	0.26	32,373	0.69	1.10	0.86	73

10.56	(2.45)	3,473	1.20	0.52	1.36	21
10.88	(0.09)	4,626	1.19	0.72	1.36	21
10.96	4.52	4,303	1.20	0.99	1.36	24
10.59	2.10	4,590	1.20	1.03	1.38	42
10.48	(0.19)	6,406	1.19	0.56	1.37	73

10.52	(1.51)	823,600	0.25	1.47	0.60	21
10.84	0.87	829,847	0.24	1.66	0.60	21
10.92	5.56	641,836	0.24	1.94	0.61	24
10.55	3.09	573,350	0.25	1.97	0.61	42
10.44	0.70	1,680,807	0.24	1.53	0.60	73

10.52	(1.37)	632,795	0.20	1.52	0.35	21
10.83	0.92	688,820	0.19	1.72	0.35	21
10.91	5.61	961,820	0.19	1.99	0.36	24
10.54	2.31	866,630	0.19	2.19	0.37	42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	213

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Sustainable Municipal Income Fund
Class A
Year Ended February 28, 2022	$9.96	$0.18		$(0.29)	$(0.11)	$(0.18)	$—	$(0.18)
Year Ended February 28, 2021	10.02	0.17		(0.06)	0.11	(0.17)	—	(0.17)
Year Ended February 29, 2020	9.55	0.20		0.47	0.67	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.52	0.21		0.08	0.29	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2018	9.70	0.23	(f)	(0.11)	0.12	(0.23)	(0.07)	(0.30)

Class C
Year Ended February 28, 2022	9.86	0.12		(0.30)	(0.18)	(0.12)	—	(0.12)
Year Ended February 28, 2021	9.92	0.11		(0.06)	0.05	(0.11)	—	(0.11)
Year Ended February 29, 2020	9.45	0.14		0.47	0.61	(0.14)	—	(0.14)
Year Ended February 28, 2019	9.42	0.16		0.08	0.24	(0.16)	(0.05)	(0.21)
Year Ended February 28, 2018	9.61	0.17	(f)	(0.12)	0.05	(0.17)	(0.07)	(0.24)

Class I
Year Ended February 28, 2022	9.88	0.20		(0.29)	(0.09)	(0.20)	—	(0.20)
Year Ended February 28, 2021	9.95	0.19		(0.07)	0.12	(0.19)	—	(0.19)
Year Ended February 29, 2020	9.48	0.22		0.47	0.69	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.45	0.24		0.08	0.32	(0.24)	(0.05)	(0.29)
Year Ended February 28, 2018	9.63	0.25	(f)	(0.11)	0.14	(0.25)	(0.07)	(0.32)

Class R6
Year Ended February 28, 2022	9.88	0.21		(0.29)	(0.08)	(0.21)	—	(0.21)
Year Ended February 28, 2021	9.94	0.20		(0.06)	0.14	(0.20)	—	(0.20)
Year Ended February 29, 2020	9.48	0.23		0.46	0.69	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.45	0.25		0.08	0.33	(0.25)	(0.05)	(0.30)
November 6, 2017 (g) through February 28, 2018	9.74	0.08	(f)	(0.21)	(0.13)	(0.09)	(0.07)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.67	(1.16)%	$107,969	0.70%	1.79%		0.96%	18%
9.96	1.09	125,754	0.69	1.71		0.96	22
10.02	7.04	96,844	0.70	2.02		0.99	7
9.55	3.15	60,078	0.70	2.26		1.01	13
9.52	1.16	66,258	0.69	2.33	(f)	1.01	21

9.56	(1.82)	7,156	1.25	1.24		1.46	18
9.86	0.54	9,178	1.24	1.16		1.46	22
9.92	6.52	12,868	1.25	1.49		1.51	7
9.45	2.61	12,833	1.25	1.71		1.51	13
9.42	0.51	15,138	1.24	1.78	(f)	1.51	21

9.59	(0.92)	116,395	0.45	2.04		0.71	18
9.88	1.25	111,724	0.44	1.96		0.71	22
9.95	7.36	114,772	0.44	2.28		0.74	7
9.48	3.43	74,386	0.45	2.51		0.76	13
9.45	1.42	71,161	0.44	2.57	(f)	0.74	21

9.59	(0.82)	81,399	0.35	2.14		0.46	18
9.88	1.46	62,416	0.34	2.06		0.46	22
9.94	7.36	60,936	0.34	2.38		0.49	7
9.48	3.54	51,261	0.35	2.61		0.50	13
9.45	(1.42)	64,738	0.34	2.67	(f)	0.57	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	215

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Tax Free Bond Fund
Class A
Year Ended February 28, 2022	$12.46	$0.27	$(0.31)	$(0.04)	$(0.27)
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)
Year Ended February 29, 2020	11.77	0.32	0.89	1.21	(0.32)
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35	(0.40)
Year Ended February 28, 2018	11.93	0.39	(0.11)	0.28	(0.39)

Class C
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (f)	(0.20)
Year Ended February 29, 2020	11.67	0.25	0.87	1.12	(0.24)
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28	(0.33)
Year Ended February 28, 2018	11.84	0.32	(0.12)	0.20	(0.32)

Class I
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)
Year Ended February 29, 2020	11.72	0.34	0.89	1.23	(0.34)
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37	(0.42)
Year Ended February 28, 2018	11.88	0.42	(0.11)	0.31	(0.42)

Class R6
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)
Year Ended February 29, 2020	11.72	0.35	0.88	1.23	(0.35)
October 1, 2018 (g) through February 28, 2019	11.61	0.17	0.11	0.28	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.15	(0.40)%	$330,640	0.67%	2.12%	0.94%	16%
12.46	0.66	302,134	0.66	2.28	0.95	23
12.66	10.37	231,815	0.67	2.58	0.97	31
11.77	3.00	132,813	0.67	3.40	1.00	53
11.82	2.36	130,462	0.66	3.27	0.98	39

12.04	(0.99)	12,535	1.25	1.54	1.44	16
12.35	0.07	16,524	1.24	1.70	1.45	23
12.55	9.73	26,965	1.25	2.05	1.48	31
11.67	2.43	27,701	1.25	2.81	1.49	53
11.72	1.70	25,172	1.24	2.69	1.48	39

12.09	(0.27)	173,023	0.45	2.34	0.69	16
12.41	0.88	176,073	0.45	2.50	0.70	23
12.61	10.66	177,584	0.45	2.82	0.72	31
11.72	3.24	135,295	0.45	3.61	0.74	53
11.77	2.60	160,391	0.44	3.49	0.72	39

12.09	(0.22)	153,754	0.40	2.39	0.44	16
12.41	1.01	134,449	0.40	2.55	0.45	23
12.60	10.63	115,414	0.40	2.87	0.47	31
11.72	2.44	86,790	0.40	3.61	0.51	53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	217

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Year Ended February 28, 2022	$10.07	$0.01	$(0.09)	$(0.08)	$(0.01)
Year Ended February 28, 2021	10.08	0.03	— (d)	0.03	(0.04)
Year Ended February 29, 2020	10.03	0.12	0.06	0.18	(0.13)
Year Ended February 28, 2019	10.01	0.13	— (d)	0.13	(0.11)
Year Ended February 28, 2018	10.02	0.07	(0.02)	0.05	(0.06)

Class I
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)
Year Ended February 28, 2021	10.07	0.05	— (d)	0.05	(0.06)
Year Ended February 29, 2020	10.02	0.14	0.05	0.19	(0.14)
Year Ended February 28, 2019	10.00	0.14	0.02	0.16	(0.14)
Year Ended February 28, 2018	10.02	0.09	(0.03)	0.06	(0.08)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate

$9.98	(0.83)%	$72,506	0.45%		0.06%		0.75%		33%
10.07	0.30	143,944	0.44		0.35		0.75		71
10.08	1.76	106,625	0.45		1.23		0.76		48
10.03	1.33	67,256	0.44		1.32		0.77		50
10.01	0.47	772	0.44	(e)	0.67	(e)	0.85	(e)	71

9.98	(0.53)	3,984,195	0.25		0.26		0.50		33
10.06	0.51	6,666,678	0.24		0.53		0.50		71
10.07	1.96	4,050,886	0.25		1.43		0.50		48
10.02	1.60	3,021,190	0.24		1.42		0.52		50
10.00	0.63	2,064,297	0.24	(e)	0.90	(e)	0.56	(e)	71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	219

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan High Yield Municipal Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Intermediate Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Sustainable Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified

The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of JPMorgan High Yield Municipal Fund (“High Yield Municipal Fund”) is to seek a high level of current income exempt from federal income taxes.

The investment objective of JPMorgan Intermediate Tax Free Bond Fund (“Intermediate Tax Free Bond Fund”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

The investment objective of JPMorgan Sustainable Municipal Income Fund (“Sustainable Municipal Income Fund”) is to seek current income exempt from federal income taxes.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

220	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	221

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$1,015	$—	$1,015
Education	—	18,445	—	18,445
General Obligation	—	126,411	—	126,411
Hospital	—	25,264	—	25,264
Housing	—	2,037	—	2,037
Industrial Development Revenue/Pollution Control Revenue	—	2,646	—	2,646
Other Revenue	—	30,904	543	31,447
Prerefunded	—	31,130	—	31,130
Transportation	—	58,927	—	58,927
Utility	—	23,229	—	23,229
Water & Sewer	—	54,586	—	54,586

Total California	—	374,594	543	375,137

Total Municipal Bonds	—	374,594	543	375,137

Short-Term Investments
Investment Companies	9,234	—	—	9,234

Total Investments in Securities	$9,234	$374,594	$543	$384,371

High Yield Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$489,445	$—	$489,445
Short-Term Investments
Investment Companies	2,497	—	—	2,497

Total Investments in Securities	$2,497	$489,445	$—	$491,942

Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$4,395,898	$—	$4,395,898
Short-Term Investments
Investment Companies	81,485	—	—	81,485

Total Investments in Securities	$81,485	$4,395,898	$—	$4,477,383

Depreciation in Other Financial Instruments
Futures Contracts	$(1,628)	$—	$—	$(1,628)

222	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

New York Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$365,834	$—	$365,834
Short-Term Investments
Investment Companies	3,522	—	—	3,522

Total Investments in Securities	$3,522	$365,834	$—	$369,356

Depreciation in Other Financial Instruments
Futures Contracts	$(35)	$—	$—	$(35)

Short-Intermediate Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$56	$—	$56
Municipal Bonds	—	1,482,845	—	1,482,845
Short-Term Investments
Investment Companies	68,570	—	—	68,570

Total Investments in Securities	$68,570	$1,482,901	$—	$1,551,471

Sustainable Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,924	$—		$1,924
Alaska	—	439	—		439
Arizona	—	8,467	—		8,467
California	—	14,253	—		14,253
Colorado	—	11,286	—	(a)	11,286
Connecticut	—	6,576	—		6,576
Delaware	—	3,091	—		3,091
District of Columbia	—	7,140	—		7,140
Florida	—	24,904	—		24,904
Georgia	—	4,702	—		4,702
Illinois	—	14,242	—		14,242
Indiana	—	12,689	—		12,689
Iowa	—	3,294	—		3,294
Kansas	—	314	—		314
Kentucky	—	1,284	—		1,284
Louisiana	—	2,678	—		2,678
Maine	—	1,995	—		1,995
Maryland	—	3,181	—		3,181
Massachusetts	—	17,962	—		17,962
Michigan	—	2,403	—		2,403
Minnesota	—	5,659	—		5,659
Mississippi	—	1,189	—		1,189
Missouri	—	3,708	—		3,708
Nebraska	—	1,915	—		1,915
Nevada	—	1,348	—		1,348
New Hampshire	—	6,909	—		6,909

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	223

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

Sustainable Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
New Jersey	$—	$13,424	$—		$13,424
New Mexico	—	1,035	—		1,035
New York	—	14,988	—		14,988
North Carolina	—	4,217	—		4,217
North Dakota	—	2,272	—		2,272
Ohio	—	15,468	—		15,468
Oregon	—	1,810	—		1,810
Other	—	906	—		906
Pennsylvania	—	22,170	—		22,170
South Carolina	—	2,001	—		2,001
South Dakota	—	2,301	—		2,301
Tennessee	—	4,212	—		4,212
Texas	—	15,762	—		15,762
Utah	—	7,388	—		7,388
Vermont	—	5,437	—		5,437
Virginia	—	2,349	—		2,349
Washington	—	11,738	—		11,738
Wisconsin	—	13,516	—		13,516
Wyoming	—	1,507	—		1,507

Total Municipal Bonds	—	306,053	—	(a)	306,053

Short-Term Investments
Investment Companies	$4,996	$—	$—		$4,996

Total Investments in Securities	$4,996	$306,053	$—	(a)	$311,049

Depreciation in Other Financial Instruments
Futures Contracts	$(16)	$—	$—		$(16)

(a)	Amount rounds to less than one thousand.

Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$641,640	$—	$641,640
Short-Term Investments
Investment Companies	24,536	—	—	24,536

Total Investments in Securities	$24,536	$641,640	$—	$666,176

Depreciation in Other Financial Instruments
Futures Contracts	$(250)	$—	$—	$(250)

Ultra-Short Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,859,579	$—	$3,859,579
Short-Term Investments
Investment Companies	175,698	—	—	175,698

Total Investments in Securities	$175,698	$3,859,579	$—	$4,035,277

224	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — High Yield Municipal Fund, Intermediate Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

High Yield Municipal Fund, Intermediate Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2022, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2022 are detailed on the SOIs.

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not lend out any securities during the year ended February 28, 2022.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds , which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	225

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

California Tax Free Bond Fund

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$18,709	$120,485	$129,958	$2	$(4)	$9,234	9,231	$3	$—	(c)

High Yield Municipal Fund

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free M oney Market Fund Class IM Shares, 0.04% (a) (b)	$5,698	$114,842	$118,042	$(2)	$1	$2,497	2,496	$2	$—	(c)

Intermediate Tax Free Bond Fund

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$229,398	$936,702	$1,084,590	$(30)	$5	$81,485	81,460	$24	$1

New York Tax Free Bond Fund

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$12,075	$99,110	$107,661	$(1)	$(1)	$3,522	3,521	$2	$—	(c)

Short-Intermediate Municipal Bond Fund

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$7,161	$807,335	$745,903	$(22)	$(1)	$68,570	68,549	$25	$1

226	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

Sustainable Municipal Income Fund

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$1,085	$87,376	$83,462	$(2)	$(1)	$4,996	4,994	$2	$—	(c)

Tax Free Bond Fund

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$32,164	$142,558	$150,181	$(7)	$2	$24,536	24,529	$8	$—	(c)

Ultra-Short Municipal Fund

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$213,242	$4,618,407	$4,655,923	$(35)	$7	$175,698	175,645	$73	$3

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.
(c)	Amount rounds to less than one thousand.

F. Futures Contracts — Intermediate Tax Free Bond Fund, New York Tax Free Bond Fund, Sustainable Municipal Income Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	227

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the year ended February 28, 2022:

	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund	Sustainable Municipal Income Fund	Tax Free Bond Fund
Futures Contracts—Interest:
Average Notional Balance Short	$130,831	$1,389	$1,076	$22,489
Ending Notional Balance Short	168,169	8,750	1,697	27,106

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

H. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2022 are as follows:

	Class A	Class C		Class I	Class R6		Total
California Tax Free Bond Fund
Transfer agency fees	$5	$1		$1	$1		$8
High Yield Municipal Fund
Transfer agency fees	5	1		3	—	(a)	9
Intermediate Tax Free Bond Fund
Transfer agency fees	10	1		8	25		44
New York Tax Free Bond Fund
Transfer agency fees	10	1		2	1		14
Short-Intermediate Municipal Bond Fund
Transfer agency fees	1	—	(a)	7	5		13
Sustainable Municipal Income Fund
Transfer agency fees	4	—	(a)	2	—	(a)	6
Tax Free Bond Fund
Transfer agency fees	12	—	(a)	4	1		17
Ultra-Short Municipal Fund
Transfer agency fees	2	n/a		37	n/a		39

(a)	Amount rounds to less than one thousand.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2022, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income

228	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
California Tax Free Bond Fund	$—	$(8)	$8
High Yield Municipal Fund	—	2	(2)
Intermediate Tax Free Bond Fund	—	104	(104)
Short-Intermediate Municipal Bond Fund	—	(8)	8
Sustainable Municipal Income Fund	—	(2)	2
Tax Free Bond Fund	—	— (a)	— (a)
Ultra-Short Municipal Fund	—	(14)	14

(a)	Amount rounds to less than one thousand.

The reclassifications for the Funds relate primarily to callable bonds.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
High Yield Municipal Fund	0.35
Intermediate Tax Free Bond Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Sustainable Municipal Income Fund	0.30
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended February 28, 2022, the effective rate was 0.075% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees - Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	229

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2022, JPMDS retained the following:

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
High Yield Municipal Fund	9	1
Intermediate Tax Free Bond Fund	25	1
New York Tax Free Bond Fund	4	—	(a)
Short-Intermediate Municipal Bond Fund	15	—
Sustainable Municipal Income Fund	2	—
Tax Free Bond Fund	13	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
High Yield Municipal Fund	0.25	0.25	0.25
Intermediate Tax Free Bond Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Sustainable Municipal Income Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.60%	1.10%	0.50%	0.40%
High Yield Municipal Fund	0.65	1.15	0.55	0.45
Intermediate Tax Free Bond Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.75	1.25	0.50	0.40
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Sustainable Municipal Income Fund	0.70	1.25	0.45	0.35
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the year ended February 28, 2022 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022.

230	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

For the year ended February 28, 2022, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$82	$55	$592	$729	$97
High Yield Municipal Fund	186	123	972	1,281	117
Intermediate Tax Free Bond Fund	2,739	1,814	1,488	6,041	—
New York Tax Free Bond Fund	80	53	425	558	—
Short-Intermediate Municipal Bond Fund	1,533	1,020	1,784	4,337	4
Sustainable Municipal Income Fund	207	137	378	722	—
Tax Free Bond Fund	141	93	1,151	1,385	—
Ultra-Short Municipal Fund	8,139	4,070	1,259	13,468	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2022 were as follows:

California Tax Free Bond Fund	$11
High Yield Municipal Fund	6
Intermediate Tax Free Bond Fund	81
New York Tax Free Bond Fund	6
Short-Intermediate Municipal Bond Fund	61
Sustainable Municipal Income Fund	5
Tax Free Bond Fund	24
Ultra-Short Municipal Fund	227

Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through February 28, 2022 the amount of these waivers were as follows:

California Tax Free Bond Fund	$—	(a)
High Yield Municipal Fund	—	(a)
Intermediate Tax Free Bond Fund	—	(a)
New York Tax Free Bond Fund	—	(a)
Short-Intermediate Municipal Bond Fund	—	(a)
Sustainable Municipal Income Fund	—	(a)
Tax Free Bond Fund	—	(a)
Ultra-Short Municipal Fund	—	(a)

(a)	Amount rounds to less than one thousand.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2022, California Tax Free Bond Fund, High Yield Municipal Fund, Intermediate Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	231

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

4. Investment Transactions

During the year ended February 28, 2022, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
California Tax Free Bond Fund	$42,249	$50,757	$—	$—
High Yield Municipal Fund	126,088	121,709	—	—
Intermediate Tax Free Bond Fund	642,327	532,660	—	—
New York Tax Free Bond Fund	37,736	45,237	—	—
Short-Intermediate Municipal Bond Fund	349,236	319,804	—	—
Sustainable Municipal Income Fund	71,974	56,715	—	—
Tax Free Bond Fund	174,275	102,162	—	—
Ultra-Short Municipal Fund	1,484,660	3,398,817	—	100,848

During the year ended February 28, 2022, there were no purchases of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2022 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$380,162	$8,826	$4,617	$4,209
High Yield Municipal Fund	486,526	13,220	7,804	5,416
Intermediate Tax Free Bond Fund	4,330,633	175,164	30,042	145,122
New York Tax Free Bond Fund	359,253	12,210	2,142	10,068
Short-Intermediate Municipal Bond Fund	1,548,202	22,399	19,130	3,269
Sustainable Municipal Income Fund	308,562	6,455	3,984	2,471
Tax Free Bond Fund	647,028	26,719	7,821	18,898
Ultra-Short Municipal Fund	4,055,666	4,031	24,420	(20,389)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in futures contracts, callable bond adjustments, investments in debt instruments, and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2022 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$87	$—	$6,175	$6,262
High Yield Municipal Fund	239	—	14,714	14,953
Intermediate Tax Free Bond Fund	1,999	35,970	109,340	147,309
New York Tax Free Bond Fund	2	—	7,205	7,207
Short-Intermediate Municipal Bond Fund	1	—	24,496	24,497
Sustainable Municipal Income Fund	121	—	6,184	6,305
Tax Free Bond Fund	1	—	15,068	15,069
Ultra-Short Municipal Fund	113	—	13,856	13,969

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$1	$6,269	$6,270
High Yield Municipal Fund	656	14,299	14,955
Intermediate Tax Free Bond Fund	317	125,216	125,533
New York Tax Free Bond Fund	134	7,359	7,493
Short-Intermediate Municipal Bond Fund	164	26,725	26,889
Sustainable Municipal Income Fund	4	5,428	5,432
Tax Free Bond Fund	5	13,281	13,286
Ultra-Short Municipal Fund	498	26,607	27,105

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

232	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

As of February 28, 2022, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$—	$(3,032)	$21	$4,209
High Yield Municipal Fund	—	(877)	43	5,416
Intermediate Tax Free Bond Fund	42	3,524	338	145,122
New York Tax Free Bond Fund	—	(2,450)	18	10,068
Short-Intermediate Municipal Bond Fund	—	(10,946)	71	3,269
Sustainable Municipal Income Fund	—	(162)	20	2,471
Tax Free Bond Fund	—	(10,370)	52	18,898
Ultra-Short Municipal Fund	—	(7,051)	51	(20,389)

The cumulative timing differences primarily consist of investments in futures contracts and callable bond adjustments.

As of February 28, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$2,805	$227
High Yield Municipal Fund	877	—
New York Tax Free Bond Fund	2,305	145
Short-Intermediate Municipal Bond Fund	10,792	154
Sustainable Municipal Income Fund	—	162
Tax Free Bond Fund	6,486	3,884
Ultra-Short Municipal Fund	6,206	845
Net Capital (gains) losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2022, the Fund deferred to March 1, 2022 the following net capital (gains) losses of:

	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$108	$591
High Yield Municipal Fund	97	—
New York Tax Free Bond Fund	159	102
Short-Intermediate Municipal Bond Fund	71	8
Sustainable Municipal Income Fund	31	121
Tax Free Bond Fund	796	(457)
Ultra-Short Municipal Fund	830	506

During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
High Yield Municipal Fund	$1,447	$1,064
New York Tax Free Bond Fund	—	4
Sustainable Municipal Income Fund	—	216
Tax Free Bond Fund	21	—
Ultra-Short Municipal Fund	—	700

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	233

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2022. Average borrowings from the Facility during the year ended February 28, 2022 were as follows:

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
High Yield Municipal Fund	$5,627	0.82%	2	$–	(a)

(a)	Amount rounds to less than one thousand.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2022.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which was decreased from 1.25% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the year ended February 28, 2022.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2022, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	68.5%	1	10.7%
High Yield Municipal Fund	1	12.7	3	48.3
Intermediate Tax Free Bond Fund	1	80.2	—	—
New York Tax Free Bond Fund	1	76.5	—	—
Short-Intermediate Municipal Bond Fund	1	70.5	1	15.6
Sustainable Municipal Income Fund	1	44.0	2	31.3
Tax Free Bond Fund	1	45.7	1	28.9
Ultra-Short Municipal Fund	1	74.4	1	17.4

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

234	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

High Yield Municipal Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Sustainable Municipal Income Fund’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	235

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan High Yield Municipal Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Sustainable Municipal Income Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra–Short Municipal Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan California Tax Free Bond Fund, JPMorgan High Yield Municipal Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (four of the funds constituting JPMorgan Trust I), JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Sustainable Municipal Income Fund and JPMorgan Tax Free Bond Fund (three of the funds constituting JPMorgan Trust II) and JPMorgan Ultra-Short Municipal Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 27, 2022

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

236	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	172	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present).

Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	172	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	172	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	172	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (U.S. Holdings) (financial services and insurance) (2017-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	172	None

Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	172	None

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	237

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	172	Advisory Board Member, Penso Advisors, LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	172	(1) Independent Trustee of Advisors’ Inner Circle III fund platform, consisting of the following: (i) the Advisors’ Inner Circle Fund III, (ii) the Gallery Trust, (iii) the Schroder Series Trust, (iv) the Delaware Wilshire Private Markets Fund (since 2020), (v) Chiron Capital Allocation Fund Ltd., and (vi) formerly the Winton Diversified Opportunities Fund (2014-2018); and (2) Independent Trustee of the Symmetry Panoramic Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	172	Director, ICI Mutual Insurance Company (1999-2013).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	172	None

Marilyn McCoy (1948); Trustee since 2005.	Vice President of Administration and Planning, Northwestern University (1985-present).	172	None

Dr. Robert A. Oden, Jr. (1946); Trustee since 2005.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	172	Trustee, The Coldwater Conservation Fund; Trustee, American Museum of Fly Fishing (2013-present); Trustee and Vice Chair, Trout Unlimited (2017-2021); Trustee, Dartmouth-Hitchcock Medical Center (2011-2020).

238	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	172	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Emily A. Youssouf (1951); Trustee since 2022.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019-present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	172	Trustee, NYC School Construction Authority (2009-present); Board Member, NYS Job Development Authority (2008-present); Trustee and Chair of the Audit Committee of the Transit Center Foundation (2015-2019).
Interested Trustees

Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	172	Treasurer and Director of the JUST Capital Foundation (2017-present).

Nina O. Shenker** (1957) Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	172	Director and Member of Executive Committee and Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)

The year shown is the first year in which a Trustee became a member of any of the following: the Mutual Fund Board, the ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board’s current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Boards of Trustees serves currently includes nine registered investment companies (172 J.P. Morgan Funds).

*

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	239

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)**	Managing Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kiesha Astwood-Smith (1973), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Senior Director and Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from 2015 to 2021.

Matthew Beck (1988), Assistant Secretary (2021)***	Vice President and Assistant General Counsel, JPMorgan Chase since May 2021; Senior Legal Counsel, Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Max Vogel (1990), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 through June 2021; Associate, Stroock & Stroock & Lavan LLP (law firm) from October 2015 through March 2017.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

240	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if applicable, and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2021, and continued to hold your shares at the end of the reporting period, February 28, 2022.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan California Tax Free Bond Fund
Class A
Actual	$1,000.00	$962.90	$2.92	0.60%
Hypothetical	1,000.00	1,021.82	3.01	0.60
Class C
Actual	1,000.00	961.00	5.35	1.10
Hypothetical	1,000.00	1,019.34	5.51	1.10
Class I
Actual	1,000.00	963.40	2.43	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Class R6
Actual	1,000.00	963.90	1.95	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40

JPMorgan High Yield Municipal Fund
Class A
Actual	1,000.00	964.30	3.17	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class C
Actual	1,000.00	961.80	5.59	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15
Class I
Actual	1,000.00	964.80	2.68	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
Class R6
Actual	1,000.00	965.20	2.19	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	241

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Intermediate Tax Free Bond Fund
Class A
Actual	$1,000.00	$966.10	$3.17	0.65%
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class C
Actual	1,000.00	963.50	5.84	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Class I
Actual	1,000.00	966.70	1.95	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40
Class R6
Actual	1,000.00	967.10	1.46	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

JPMorgan New York Tax Free Bond Fund
Class A
Actual	1,000.00	966.40	3.66	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	964.00	6.09	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class I
Actual	1,000.00	967.80	2.44	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Class R6
Actual	1,000.00	968.30	1.95	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40

JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	969.90	3.42	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Class C
Actual	1,000.00	967.70	5.85	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Class I
Actual	1,000.00	972.20	1.22	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25
Class R6
Actual	1,000.00	973.40	0.98	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20

JPMorgan Sustainable Municipal Income Fund
Class A
Actual	1,000.00	966.20	3.41	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Class C
Actual	1,000.00	963.20	6.08	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class I
Actual	1,000.00	967.20	2.19	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Class R6
Actual	1,000.00	967.70	1.71	0.35
Hypothetical	1,000.00	1,023.06	1.76	0.35

242	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Bond Fund
Class A
Actual	$1,000.00	$963.10	$3.26	0.67%
Hypothetical	1,000.00	1,021.47	3.36	0.67
Class C
Actual	1,000.00	960.70	6.08	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class I
Actual	1,000.00	963.90	2.19	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Class R6
Actual	1,000.00	964.20	1.95	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40

JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	990.50	2.22	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Class I
Actual	1,000.00	992.50	1.24	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	243

Liquidity Risk Management Program

(Unaudited)

Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; ; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

244	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2022. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2022. The information necessary to complete your income tax returns for the calendar year ending December 31, 2022 will be provided under separate cover.

Long Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2022:

Long-Term Capital Gain Distribution
JPMorgan Intermediate Tax Free Bond Fund	$35,970

Tax-Exempt Income

Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2022:

Exempt Distributions Paid
JPMorgan California Tax Free Bond Fund	$6,175
JPMorgan High Yield Municipal Fund	14,714
JPMorgan Intermediate Tax Free Bond Fund	109,340
JPMorgan New York Tax Free Bond Fund	7,205
JPMorgan Short-Intermediate Municipal Bond Fund	24,496
JPMorgan Sustainable Municipal Income Fund	6,184
JPMorgan Tax Free Bond Fund	15,068
JPMorgan Ultra-Short Municipal Fund	13,856

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	245

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPMorgan Trust I (“JPM I”)

JPM I held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM I, including California Tax Free Bond Fund, High Yield Municipal Fund and Intermediate Tax Free Bond Fund and.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	218,161,076
Withheld	3,798,560

Steven P. Fisher
In Favor	219,683,469
Withheld	2,276,167

Gary L. French
In Favor	219,573,994
Withheld	2,385,642

Kathleen M. Gallagher
In Favor	219,614,901
Withheld	2,344,735

Robert J. Grassi
In Favor	219,652,125
Withheld	2,307,510

Frankie D. Hughes
In Favor	219,173,958
Withheld	2,785,677

Raymond Kanner
In Favor	219,638,172
Withheld	2,321,463

Thomas P. Lemke
In Favor	219,600,003
Withheld	2,359,633

Votes Received (Amounts in thousands)
Lawrence R. Maffia
In Favor	219,558,283
Withheld	2,401,353

Mary E. Martinez
In Favor	219,188,002
Withheld	2,771,634

Marilyn McCoy
In Favor	218,775,511
Withheld	3,184,125

Dr. Robert A. Oden, Jr.
In Favor	218,109,306
Withheld	3,850,330

Marian U. Pardo
In Favor	219,504,107
Withheld	2,445,528

Emily A. Youssouf
In Favor	219,549,573
Withheld	2,410,062

Interested Nominee
Robert F. Deutsch
In Favor	219,143,836
Withheld	2,815,799

Nina O. Shenker
In Favor	219,183,139
Withheld	2,776,497

246	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

JPMorgan Trust II (“JPM II”)

JPM II held a special meeting of shareholders on October 27, 2021, for the purpose considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM II, including Short-Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund and Tax Free Bond Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	288,983,507
Withheld	6,732,052

Steven P. Fisher
In Favor	289,598,586
Withheld	6,116,973

Gary L. French
In Favor	289,542,085
Withheld	6,173,474

Kathleen M. Gallagher
In Favor	289,773,673
Withheld	5,941,887

Robert J. Grassi
In Favor	289,609,331
Withheld	6,106,229
Frankie D. Hughes
In Favor	289,641,174
Withheld	6,074,386

Raymond Kanner
In Favor	289,603,025
Withheld	6,112,535

Thomas P. Lemke
In Favor	289,581,867
Withheld	6,133,692

Lawrence R. Maffia
In Favor	289,544,612
Withheld	6,170,947

Votes Received (Amounts in thousands)
Mary E. Martinez
In Favor	289,745,394
Withheld	5,970,165

Marilyn McCoy
In Favor	289,336,040
Withheld	6,379,520

Dr. Robert A. Oden, Jr.
In Favor	288,968,016
Withheld	6,747,543

Marian U. Pardo
In Favor	289,619,985
Withheld	6,095,575

Emily A. Youssouf
In Favor	289,555,396
Withheld	6,160,163

Interested Nominee
Robert F. Deutsch
In Favor	289,562,178
Withheld	6,153,382

Nina O. Shenker
In Favor	289,698,757
Withheld	6,016,803

FEBRUARY 28, 2022	J.P. MORGAN MUNICIPAL BOND FUNDS	247

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited) (continued)

JPMorgan Trust IV (“JPMIV”)

JPM IV held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of JPM IV, including Ultra-Short Municipal Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	2,308,022
Withheld	4,313

Steven P. Fisher
In Favor	2,309,583
Withheld	2,752

Gary L. French
In Favor	2,309,620
Withheld	2,715

Kathleen M. Gallagher
In Favor	2,309,789
Withheld	2,546

Robert J. Grassi
In Favor	2,309,623
Withheld	2,712

Frankie D. Hughes
In Favor	2,309,543
Withheld	2,791

Raymond Kanner
In Favor	2,309,644
Withheld	2,691

Thomas P. Lemke
In Favor	2,309,600
Withheld	2,735

Votes Received (Amounts in thousands)
Lawrence R. Maffia
In Favor	2,309,585
Withheld	2,750

Mary E. Martinez
In Favor	2,309,800
Withheld	2,534

Marilyn McCoy
In Favor	2,309,821
Withheld	2,514

Dr. Robert A. Oden, Jr.
In Favor	2,308,857
Withheld	3,478

Marian U. Pardo
In Favor	2,309,743
Withheld	2,591

Emily A. Youssouf
In Favor	2,309,749
Withheld	2,586

Interested Nominee
Robert F. Deutsch
In Favor	2,309,524
Withheld	2,811

Nina O. Shenker
In Favor	2,309,718
Withheld	2,616

248	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2022

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2022. All rights reserved. February 2022.	AN-MUNIBOND-222

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Kathleen M. Gallagher. She is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

On April 1, 2021, Kathleen M. Gallagher replaced Dennis P. Harrington as the audit committee financial expert. Mr. Harrington was not an “interested person” of the Registrant and was “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2022 – $135,960

2021 – $136,863

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2022 – $18,434

2021 – $18,434

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2022 – $25,909

2021 – $25,916

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2022 and 2021, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2022 – Not applicable

2021 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2022 – 0.0%

2021 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2021 – $ 30.5 million

2020 – $ 30.0 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on2 behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 4, 2022